UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-22127

Columbia Funds Variable Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Commodity Strategy Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Commodity Strategy Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/;  or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Commodity Strategy Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with total return.
Portfolio management
Marc Khalamayzer, CFA
Commodity Strategies Co-Portfolio Manager
Managed Fund since 2019
Matthew Ferrelli, CFA
Commodity Strategies Co-Portfolio Manager
Managed Fund since 2019
Ronald Stahl, CFA
Cash/Liquidity Strategies Co-Portfolio Manager
Managed Fund since 2021
Gregory Liechty
Cash/Liquidity Strategies Co-Portfolio Manager
Managed Fund since 2021
John D. Dempsey, CFA
Cash/Liquidity Strategies Co-Portfolio Manager
Managed Fund since 2021
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	04/30/13	19.55	27.37	9.39	-0.55
Class 2	04/30/13	19.47	26.88	9.08	-0.80
Bloomberg Commodity Index Total Return		18.44	24.27	8.40	-0.76
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Commodity Index Total Return is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index. This combines the returns of the Bloomberg Commodity Index with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Asset-Backed Securities — Non-Agency	20.0
Commercial Mortgage-Backed Securities - Non-Agency	1.1
Corporate Bonds & Notes	29.5
Foreign Government Obligations	0.6
Money Market Funds	44.2
Residential Mortgage-Backed Securities - Non-Agency	3.4
U.S. Government & Agency Obligations	0.6
U.S. Treasury Obligations	0.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
At period end, the Fund held an investment in an Affiliated Money Market Fund, which has been segregated to cover obligations relating to the Fund’s investments in open commodities contracts which provide exposure to the commodities market. For a description of the Fund’s investment in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 of the Notes to Consolidated Financial Statements.
Commodities market exposure (%) (at June 30, 2022)
Commodities contracts(a)	Long	Short	Net
Agriculture	26.0	—	26.0
Energy	39.7	—	39.7
Industrial Metals	12.2	—	12.2
Livestock	6.3	—	6.3
Precious metals	15.8		15.8
Total	100.0	—	100.0
(a) Reflects notional market value of commodities contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each commodities contract are shown in the Consolidated Portfolio of Investments. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 of the Notes to Consolidated Financial Statements.

4	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,195.50	1,021.12	4.03	3.71	0.74
Class 2	1,000.00	1,000.00	1,194.70	1,019.84	5.44	5.01	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022	5

Consolidated Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 16.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Auto Trust(a)
Series 2021-A Class A
04/15/2027	1.080%	116,156	114,709
ACC Trust(a)
Series 2021-1 Class A
11/20/2023	0.740%	4,599	4,595
American Credit Acceptance Receivables Trust(a)
Series 2021-2 Class A
10/15/2024	0.370%	27,449	27,429
Series 2021-3 Class A
06/13/2025	0.330%	267,967	267,117
AmeriCredit Automobile Receivables Trust
Series 2021-2 Class A2
11/18/2024	0.260%	68,824	68,534
Atalaya Equipment Leasing Trust(a)
Series 2021-1A Class A2
05/15/2026	1.230%	124,919	122,375
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-1A Class A
09/20/2023	3.070%	500,000	500,318
Carmax Auto Owner Trust
Series 2019-2 Class A4
12/16/2024	2.770%	650,000	647,953
Series 2019-4 Class A3
11/15/2024	2.020%	551,205	548,723
Carvana Auto Receivables Trust
Series 2021-P2 Class A2
07/10/2024	0.300%	198,650	197,947
Commercial Equipment Finance LLC(a)
Series 2021-A Class A
02/16/2027	2.050%	277,613	269,139
Conn’s Receivables Funding LLC(a)
Series 2021-A Class A
05/15/2026	1.050%	167,170	165,567
CPS Auto Receivables Trust(a)
Series 2022-A Class A
04/16/2029	0.980%	109,064	107,451
Credit Acceptance Auto Loan Trust(a)
Series 2020-2A Class A
07/16/2029	1.370%	725,000	714,782
Dell Equipment Finance Trust(a)
Subordinated Series 2020-1 Class B
04/24/2023	2.980%	875,000	874,477
DLLST LLC(a)
Series 2022-1A Class A1
05/22/2023	1.560%	1,069,298	1,065,376
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	525,000	521,807
Series 2020-2A Class B
03/16/2026	2.080%	107,802	107,715
Series 2022-1A Class A
04/15/2026	1.580%	397,759	393,094
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	213,224	204,848
Flagship Credit Auto Trust(a)
Series 2021-1 Class A
06/16/2025	0.310%	289,607	286,748
Ford Credit Floorplan Master Owner Trust
Series 2017-3 Class A
09/15/2024	2.480%	1,025,000	1,024,702
FREED ABS Trust(a)
Series 2021-3FP Class A
11/20/2028	0.620%	24,235	24,176
Subordinated Series 2021-3FP Class B
11/20/2028	1.010%	150,000	146,496
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	456,044	456,028
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class B
09/15/2025	0.770%	560,000	547,675
Harley-Davidson Motorcycle Trust
Series 2020-A Class A3
10/15/2024	1.870%	138,627	138,466
HPEFS Equipment Trust(a)
Series 2021-2A Class A2
09/20/2028	0.300%	192,634	191,063
Hyundai Auto Lease Securitization Trust(a)
Series 2021-B Class A3
06/17/2024	0.330%	500,000	487,343
John Deere Owner Trust
Series 2021-B Class A2
06/17/2024	0.250%	443,432	438,398
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	774,364	749,201
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	164,976	159,327
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LAD Auto Receivables Trust(a)
Series 2021-1A Class A
08/17/2026	1.300%	77,718	75,928
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	112,919	109,847
LendingPoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	198,304	196,832
Series 2021-B Class A
02/15/2029	1.110%	223,532	219,629
Series 2022-A Class A
06/15/2029	1.680%	492,950	486,790
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	84,092	81,558
Marlette Funding Trust(a)
Series 2021-2A Class A
09/15/2031	0.510%	166,048	164,731
Marlin Receivables LLC(a)
Series 2022-1A Class A1
07/20/2023	3.372%	1,050,000	1,050,240
MMAF Equipment Finance LLC(a)
Series 2017-B Class A4
11/15/2024	2.410%	260,458	260,443
Series 2020-A Class A2
04/09/2024	0.740%	185,717	183,437
NextGear Floorplan Master Owner Trust(a)
Series 2019-2A Class A2
10/15/2024	2.070%	1,000,000	997,008
Nissan Auto Receivables Owner Trust
Series 2019-C Class A3
07/15/2024	1.930%	312,411	311,478
NMEF Funding LLC(a)
Series 2022-A Class A1
03/15/2023	0.968%	328,636	327,745
Octane Receivables Trust(a)
Series 2022-1A Class A1
05/22/2023	1.550%	1,025,978	1,025,216
Oscar US Funding XIII LLC(a)
Series 2021-2A Class A2
08/12/2024	0.390%	810,950	801,797
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	475,636	467,121
Series 2021-3 Class A
05/15/2029	1.150%	573,573	560,858
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	631,916	610,541
Pawnee Equipment Receivables LLC(a)
Series 2019-1 Class A2
10/15/2024	2.290%	95,278	95,155
Santander Drive Auto Receivables Trust
Series 2021-2 Class A3
02/18/2025	0.340%	106,929	106,703
Series 2022-2 Class A2
10/15/2026	2.120%	575,000	571,240
Subordinated Series 2019-2 Class D
07/15/2025	3.220%	190,044	189,575
Santander Retail Auto Lease Trust(a)
Series 2021-B Class A2
01/22/2024	0.310%	256,846	254,713
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	152,898	150,138
Series 2022-1A Class A
02/15/2028	1.850%	553,842	544,607
Tricolor Auto Securitization Trust(a)
Series 2021-1A Class A
04/15/2024	0.740%	56,958	56,689
United Auto Credit Securitization Trust(a)
Series 2022-1 Class A
07/10/2024	1.110%	124,911	124,003
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	85,217	80,951
Upstart Securitization Trust(a)
Series 2020-3 Class A
11/20/2030	1.702%	45,778	45,613
Series 2021-3 Class A
07/20/2031	0.830%	375,922	366,264
VFI ABS LLC(a)
Series 2022-1A Class A
03/24/2028	2.230%	224,673	220,658
Westlake Automobile Receivables Trust(a)
Series 2020-2A Class B
07/15/2025	1.320%	216,865	216,546
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	300,000	288,978
World Omni Auto Receivables Trust
Series 2021-A Class A3
01/15/2026	0.300%	200,000	195,124

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022	7

Consolidated Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Omni Automobile Lease Securitization Trust
Series 2021-A Class A2
04/15/2024	0.210%	609,172	604,215
Total Asset-Backed Securities — Non-Agency (Cost $23,924,032)			23,615,950

Commercial Mortgage-Backed Securities - Non-Agency 0.9%

Citigroup Commercial Mortgage Trust(a)
Series 2012-GC8 Class AS
09/10/2045	3.683%	424,757	423,705
Citigroup Commercial Mortgage Trust
Series 2013-GC11 Class AAB
04/10/2046	2.690%	121,035	120,966
WFRBS Commercial Mortgage Trust
Series 2013-C14 Class A5
06/15/2046	3.337%	700,000	688,763
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,283,925)			1,233,434

Corporate Bonds & Notes 24.3%

Aerospace & Defense 0.5%
L3Harris Technologies, Inc.
06/15/2023	3.850%	340,000	339,605
Raytheon Technologies Corp.
03/15/2024	3.200%	350,000	349,070
Total			688,675
Automotive 0.6%
Daimler Trucks Finance North America LLC(a),(b)
SOFR + 1.000% 04/05/2024	2.510%	335,000	332,843
Toyota Motor Credit Corp.
06/14/2024	0.500%	490,000	460,850
Total			793,693
Banking 8.6%
American Express Co.(b)
3-month USD LIBOR + 0.750% 08/03/2023	2.036%	500,000	499,922
Australia & New Zealand Banking Group Ltd.(a),(b)
3-month USD LIBOR + 0.580% 11/09/2022	1.951%	360,000	359,913
Bank of America Corp.(b)
3-month USD LIBOR + 0.430% 05/28/2024	1.938%	700,000	688,912
Bank of Montreal(b)
SOFR + 0.465% 01/10/2025	1.975%	425,000	416,888
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of New York Mellon Corp. (The)(b)
3-month USD LIBOR + 1.050% 10/30/2023	2.289%	485,000	485,258
Bank of Nova Scotia (The)(b)
SOFR + 0.380% 07/31/2024	1.890%	425,000	418,741
Canadian Imperial Bank of Commerce(b)
3-month USD LIBOR + 0.660% 09/13/2023	2.381%	400,000	399,182
Citigroup, Inc.(b)
3-month USD LIBOR + 1.100% 05/17/2024	2.544%	675,000	669,116
Commonwealth Bank of Australia(a),(b)
3-month USD LIBOR + 0.820% 06/04/2024	2.431%	375,000	376,296
Cooperatieve Rabobank UA(b)
3-month USD LIBOR + 0.480% 01/10/2023	1.469%	450,000	449,378
Discover Bank
02/06/2023	3.350%	325,000	324,858
DNB Bank ASA(a)
12/02/2022	2.150%	360,000	359,444
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.600% 11/29/2023	3.198%	650,000	652,108
HSBC Holdings PLC(c)
08/17/2024	0.732%	407,000	390,561
JPMorgan Chase & Co.(c)
06/14/2025	3.845%	675,000	668,380
Morgan Stanley(b)
3-month USD LIBOR + 1.220% 05/08/2024	2.591%	650,000	651,086
National Australia Bank Ltd.(a),(b)
3-month USD LIBOR + 0.410% 12/13/2022	2.131%	360,000	359,513
PNC Bank NA(b)
3-month USD LIBOR + 0.500% 07/27/2022	1.725%	426,000	426,045
Royal Bank of Canada(b)
3-month USD LIBOR + 0.660% 10/05/2023	1.622%	399,000	398,228
Skandinaviska Enskilda Banken AB(a),(b)
3-month USD LIBOR + 0.320% 09/01/2023	1.900%	350,000	347,630
Svenska Handelsbanken AB(a)
06/30/2023	0.625%	375,000	364,498
Toronto-Dominion Bank (The)(b)
SOFR + 0.910% 03/08/2024	2.420%	400,000	398,530

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Truist Bank(b)
SOFR + 0.200% 01/17/2024	1.710%	400,000	394,373
UBS AG(a)
02/09/2024	0.450%	450,000	427,507
US Bancorp
07/30/2024	2.400%	415,000	405,015
Wells Fargo & Co.(b)
3-month USD LIBOR + 1.230% 10/31/2023	2.469%	685,000	685,285
Westpac Banking Corp.(b)
3-month USD LIBOR + 0.770% 02/26/2024	2.301%	350,000	349,681
Total			12,366,348
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital(b)
3-month USD LIBOR + 1.650% 02/01/2024	2.936%	350,000	351,253
Comcast Corp.(b)
3-month USD LIBOR + 0.630% 04/15/2024	1.674%	351,000	351,306
Total			702,559
Chemicals 0.3%
DuPont de Nemours, Inc.(b)
3-month USD LIBOR + 1.110% 11/15/2023	2.521%	350,000	351,187
Construction Machinery 0.5%
Caterpillar Financial Services Corp.
03/01/2023	0.250%	375,000	368,397
John Deere Capital Corp.(b)
3-month USD LIBOR + 0.550% 06/07/2023	2.176%	375,000	374,605
Total			743,002
Diversified Manufacturing 0.6%
General Electric Co.
10/09/2022	2.700%	450,000	450,569
Honeywell International, Inc.(b)
3-month USD LIBOR + 0.370% 08/08/2022	1.741%	13,000	13,001
Siemens Financieringsmaatschappij NV(a)
03/11/2023	0.400%	400,000	392,520
Total			856,090
Electric 2.0%
American Electric Power Co., Inc.
12/15/2022	2.950%	350,000	348,826
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenterPoint Energy, Inc.(b)
SOFR + 0.650% 05/13/2024	2.160%	206,000	201,069
Consumers Energy Co.
08/15/2023	3.375%	297,000	297,279
DTE Energy Co.
11/01/2022	2.250%	325,000	323,866
Duke Energy Corp.(b)
SOFR + 0.250% 06/10/2023	1.760%	347,000	344,180
Eversource Energy(b)
SOFR + 0.250% 08/15/2023	1.760%	331,000	328,455
Mississippi Power Co.(b)
SOFR + 0.300% 06/28/2024	1.810%	319,000	310,094
NextEra Energy Capital Holdings, Inc.(b)
SOFR + 1.020% 03/21/2024	2.530%	281,000	278,948
PPL Electric Utilities Corp.(b)
SOFR + 0.330% 06/24/2024	1.840%	353,000	346,246
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	72,000	69,155
Total			2,848,118
Food and Beverage 1.0%
Campbell Soup Co.
03/15/2023	3.650%	325,000	324,873
ConAgra Foods, Inc.
01/25/2023	3.200%	350,000	350,264
Mondelez International, Inc.
03/17/2024	2.125%	351,000	342,216
Tyson Foods, Inc.
09/28/2023	3.900%	346,000	347,153
Total			1,364,506
Health Care 0.8%
Becton Dickinson and Co.
06/06/2024	3.363%	360,000	356,269
Cigna Corp.(b)
3-month USD LIBOR + 0.890% 07/15/2023	1.934%	375,000	377,132
Thermo Fisher Scientific, Inc.(b)
SOFR + 0.350% 04/18/2023	1.860%	400,000	398,899
Total			1,132,300

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022	9

Consolidated Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.2%
Anthem, Inc.
12/01/2022	2.950%	325,000	324,907
Independent Energy 0.2%
Pioneer Natural Resources Co.
05/15/2023	0.550%	275,000	267,939
Integrated Energy 0.8%
BP Capital Markets PLC
11/06/2022	2.500%	350,000	349,999
Chevron USA, Inc.(b)
3-month USD LIBOR + 0.200% 08/11/2023	1.599%	400,000	397,186
Shell International Finance BV(b)
3-month USD LIBOR + 0.400% 11/13/2023	1.822%	425,000	423,434
Total			1,170,619
Life Insurance 1.0%
Metropolitan Life Global Funding I(a)
09/27/2024	0.700%	397,000	370,606
New York Life Global Funding(a),(b)
SOFR + 0.220% 02/02/2023	1.730%	303,000	302,065
Pricoa Global Funding I(a)
09/21/2022	2.450%	410,000	409,998
Principal Life Global Funding II(a)
01/08/2024	0.500%	425,000	404,574
Total			1,487,243
Media and Entertainment 0.5%
Magallanes, Inc.(a),(b)
SOFR + 1.780% 03/15/2024	3.290%	340,000	338,873
Walt Disney Co. (The)(b)
3-month USD LIBOR + 0.390% 09/01/2022	1.970%	302,000	301,855
Total			640,728
Midstream 1.3%
Enbridge, Inc.
02/16/2024	2.150%	258,000	250,475
Energy Transfer Partners LP
02/01/2023	3.600%	250,000	249,259
Enterprise Products Operating LLC
02/15/2024	3.900%	300,000	299,649
Kinder Morgan, Inc.
01/15/2023	3.150%	250,000	249,712
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	325,000	323,331
Southern Natural Gas Co. LLC(a)
04/28/2023	0.625%	200,000	193,873
Williams Companies, Inc. (The)
11/15/2023	4.500%	279,000	280,734
Total			1,847,033
Pharmaceuticals 1.3%
AbbVie, Inc.(b)
3-month USD LIBOR + 0.650% 11/21/2022	2.155%	400,000	399,910
Amgen, Inc.
05/22/2024	3.625%	400,000	399,318
AstraZeneca PLC
05/26/2023	0.300%	350,000	341,926
Bristol-Myers Squibb Co.
11/13/2023	0.537%	425,000	410,897
Roche Holdings, Inc.(a),(b)
SOFR + 0.330% 09/11/2023	1.840%	350,000	348,498
Total			1,900,549
Property & Casualty 0.5%
Chubb INA Holdings, Inc.
05/15/2024	3.350%	350,000	349,064
Loews Corp.
05/15/2023	2.625%	350,000	348,776
Total			697,840
Railroads 0.3%
CSX Corp.
08/01/2024	3.400%	145,000	144,028
Union Pacific Corp.
01/15/2023	2.950%	335,000	335,043
Total			479,071
Technology 1.7%
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	350,000	349,645
Fidelity National Information Services, Inc.
03/01/2023	0.375%	350,000	342,780
International Business Machines Corp.
02/12/2024	3.625%	303,000	303,863
Microchip Technology, Inc.
02/15/2024	0.972%	315,000	299,291
NXP BV/Funding LLC
03/01/2024	4.875%	85,000	85,874

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
09/15/2023	2.400%	335,000	329,869
QUALCOMM, Inc.(b)
3-month USD LIBOR + 0.730% 01/30/2023	1.969%	425,000	424,870
RELX Capital, Inc.
03/16/2023	3.500%	335,000	334,076
Total			2,470,268
Transportation Services 0.2%
ERAC U.S.A. Finance LLC(a)
11/01/2023	2.700%	350,000	344,767
Wireless 0.2%
American Tower Corp.
01/31/2023	3.500%	325,000	324,954
Wirelines 0.7%
AT&T, Inc.(b)
3-month USD LIBOR + 1.180% 06/12/2024	2.901%	525,000	522,587
Verizon Communications, Inc.(b)
SOFR + 0.500% 03/22/2024	2.010%	500,000	493,546
Total			1,016,133
Total Corporate Bonds & Notes (Cost $35,407,030)			34,818,529

Foreign Government Obligations(d) 0.5%

Canada 0.5%
Province of Ontario
01/24/2023	1.750%	345,000	343,457
Province of Quebec
02/13/2023	2.625%	342,000	341,506
Total			684,963
Total Foreign Government Obligations (Cost $692,319)			684,963

Residential Mortgage-Backed Securities - Non-Agency 2.8%

Bellemeade Re Ltd.(a),(b)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	4.474%	485,023	481,876
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	1.585%	275,000	272,445
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CFMT LLC(a),(e)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	206,578	201,943
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	2.826%	283,044	281,329
Oceanview Trust(a),(e)
CMO Series 2021-1 Class A
12/29/2051	1.219%	383,609	379,844
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	205,878	192,561
Towd Point Mortgage Trust(a),(e)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	661,752	644,953
VCAT Asset Securitization LLC(a),(e)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	898,795	843,416
VCAT LLC(a),(e)
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	578,245	534,699
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	238,949	225,727
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $4,230,759)			4,058,793

U.S. Government & Agency Obligations 0.5%

Federal Farm Credit Banks Funding Corp.(b)
SOFR + 0.050% 08/22/2023	1.560%	280,000	280,209
SOFR + 0.060% 12/27/2023	1.570%	425,000	425,304
Total U.S. Government & Agency Obligations (Cost $705,000)			705,513

U.S. Treasury Obligations 0.5%

U.S. Treasury
10/31/2022	1.875%	700,000	699,371
Total U.S. Treasury Obligations (Cost $701,216)			699,371

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022	11

Consolidated Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Money Market Funds 36.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(f),(g)	52,083,886	52,052,635
Total Money Market Funds (Cost $52,062,072)		52,052,635
Total Investments in Securities (Cost: $119,006,353)		117,869,188
Other Assets & Liabilities, Net		25,310,117
Net Assets		143,179,305
At June 30, 2022, securities and/or cash totaling $13,348,860 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	22	07/2022	USD	2,398,660	648,312	—
Brent Crude	23	07/2022	USD	2,507,690	—	(40,744)
Brent Crude	23	09/2022	USD	2,364,860	589,478	—
Brent Crude	24	11/2022	USD	2,366,400	134,962	—
Brent Crude	9	01/2023	USD	860,670	5,193	—
Brent Crude	41	01/2023	USD	3,920,830	—	(271,677)
Cocoa	15	09/2022	USD	351,000	—	(15,817)
Coffee	2	09/2022	USD	172,575	11,954	—
Coffee	17	12/2022	USD	1,447,444	36,084	—
Coffee	17	03/2023	USD	1,428,956	25,151	—
Copper	8	09/2022	USD	742,000	—	(102,728)
Copper	26	12/2022	USD	2,418,975	—	(520,640)
Copper	26	03/2023	USD	2,424,175	—	(368,393)
Corn	38	09/2022	USD	1,194,625	121,357	—
Corn	89	12/2022	USD	2,757,888	49,471	—
Corn	12	12/2022	USD	371,850	—	(13,489)
Corn	100	03/2023	USD	3,131,250	—	(492,884)
Cotton	21	12/2022	USD	1,037,820	49,011	—
Cotton	29	03/2023	USD	1,374,310	—	(336,296)
Feeder Cattle	1	08/2022	USD	86,800	3,671	—
Feeder Cattle	1	08/2022	USD	86,800	—	(579)
Gas Oil	12	09/2022	USD	1,322,400	455,697	—
Gas Oil	17	09/2022	USD	1,873,400	—	(161,068)
Gas Oil	10	11/2022	USD	1,057,000	313,657	—
Gas Oil	1	11/2022	USD	105,700	—	(8,028)
Gas Oil	22	01/2023	USD	2,230,800	263,105	—
Gas Oil	12	03/2023	USD	1,167,600	—	(65,995)
Gold 100 oz.	18	08/2022	USD	3,253,140	29,320	—
Gold 100 oz.	2	08/2022	USD	361,460	—	(8,143)
Gold 100 oz.	43	12/2022	USD	7,858,250	—	(21,293)
Gold 100 oz.	43	02/2023	USD	7,909,420	—	(172,953)
Lead	10	09/2022	USD	477,125	—	(61,789)
Lean Hogs	65	08/2022	USD	2,654,600	—	(62,614)
Lean Hogs	16	10/2022	USD	567,520	23,262	—
Lean Hogs	17	12/2022	USD	563,550	—	(11,617)
Lean Hogs	33	02/2023	USD	1,158,630	—	(17,514)
Live Cattle	24	08/2022	USD	1,272,720	—	(17,639)
Live Cattle	16	10/2022	USD	888,160	—	(7,351)
Live Cattle	16	12/2022	USD	927,200	—	(18,520)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Live Cattle	30	02/2023	USD	1,798,800	—	(24,874)
Natural Gas	53	08/2022	USD	2,857,760	554,630	—
Natural Gas	13	08/2022	USD	700,960	—	(247,672)
Natural Gas	57	10/2022	USD	3,146,400	584,269	—
Natural Gas	110	12/2022	USD	6,325,000	—	(1,799,478)
Natural Gas	63	02/2023	USD	3,157,560	—	(1,715,416)
Nickel	1	09/2022	USD	136,206	19,628	—
Nickel	6	11/2022	USD	818,856	13,722	—
Nickel	12	01/2023	USD	1,641,024	—	(581,119)
Nickel	6	03/2023	USD	822,240	—	(199,390)
NY Harbor ULSD	1	08/2022	USD	158,126	—	(13,954)
NY Harbor ULSD	6	02/2023	USD	840,244	—	(75,872)
NY Harbor ULSD Heat Oil	7	08/2022	USD	1,106,881	304,890	—
NY Harbor ULSD Heat Oil	6	10/2022	USD	913,676	212,382	—
NY Harbor ULSD Heat Oil	12	12/2022	USD	1,755,281	161,522	—
Primary Aluminum	9	09/2022	USD	550,181	—	(39,692)
Primary Aluminum	15	11/2022	USD	916,406	—	(230,761)
Primary Aluminum	30	01/2023	USD	1,838,250	—	(391,084)
Primary Aluminum	15	03/2023	USD	920,813	—	(105,284)
RBOB Gasoline	8	08/2022	USD	1,143,038	286,808	—
RBOB Gasoline	5	08/2022	USD	714,399	—	(73,162)
RBOB Gasoline	7	10/2022	USD	861,273	167,423	—
RBOB Gasoline	12	12/2022	USD	1,364,126	20,402	—
RBOB Gasoline	3	12/2022	USD	341,032	—	(8,345)
RBOB Gasoline	8	02/2023	USD	889,694	—	(99,033)
Silver	10	09/2022	USD	1,017,600	—	(91,981)
Silver	22	12/2022	USD	2,255,770	—	(380,146)
Silver	22	03/2023	USD	2,274,250	—	(160,362)
Soybean	21	11/2022	USD	1,530,900	224,160	—
Soybean	58	01/2023	USD	4,240,525	—	(82,506)
Soybean	29	03/2023	USD	2,107,575	—	(125,892)
Soybean Meal	27	12/2022	USD	1,098,090	116,662	—
Soybean Meal	60	01/2023	USD	2,435,400	43,701	—
Soybean Meal	30	03/2023	USD	1,203,900	32,836	—
Soybean Oil	25	12/2022	USD	966,900	89,812	—
Soybean Oil	63	01/2023	USD	2,427,894	—	(265,387)
Soybean Oil	32	03/2023	USD	1,226,880	—	(219,300)
Sugar #11	31	09/2022	USD	642,320	30,242	—
Sugar #11	7	09/2022	USD	145,040	—	(2,069)
Sugar #11	142	02/2023	USD	2,985,181	—	(108,101)
Wheat	8	09/2022	USD	380,700	70,535	—
Wheat	5	09/2022	USD	221,000	—	(8,397)
Wheat	20	12/2022	USD	900,500	113,751	—
Wheat	12	12/2022	USD	576,450	71,248	—
Wheat	10	12/2022	USD	480,375	—	(53,942)
Wheat	19	12/2022	USD	855,475	—	(109,789)
Wheat	22	03/2023	USD	1,063,425	—	(239,977)
Wheat	39	03/2023	USD	1,776,450	—	(399,989)
White Sugar #5	12	09/2022	USD	530,400	80,093	—
WTI Crude	30	08/2022	USD	3,093,000	903,273	—
WTI Crude	28	10/2022	USD	2,737,000	454,957	—
WTI Crude	59	12/2022	USD	5,526,530	50,639	—
WTI Crude	30	02/2023	USD	2,720,400	—	(350,098)
Zinc	32	09/2022	USD	2,528,600	—	(318,030)
Zinc	9	11/2022	USD	706,444	—	(85,554)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022	13

Consolidated Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Zinc	19	01/2023	USD	1,479,506	—	(259,793)
Zinc	10	03/2023	USD	772,313	—	(135,595)
Total					7,367,270	(11,799,815)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 2.541%	Receives Annually, Pays Annually	Morgan Stanley	04/28/2024	USD	6,000,000	28,339	—	—	28,339	—
SOFR	Fixed rate of 3.421%	Receives Annually, Pays Annually	Morgan Stanley	06/17/2024	USD	2,000,000	(19,376)	—	—	—	(19,376)
SOFR	Fixed rate of 2.657%	Receives Annually, Pays Annually	Morgan Stanley	04/29/2025	USD	1,000,000	1,860	—	—	1,860	—
Total							10,823	—	—	30,199	(19,376)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	1.510%
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $29,088,808, which represents 20.32% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2022.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2022.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	51,438,236	48,476,480	(47,848,996)	(13,085)	52,052,635	(13,332)	133,705	52,083,886
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022

Consolidated Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	23,615,950	—	23,615,950
Commercial Mortgage-Backed Securities - Non-Agency	—	1,233,434	—	1,233,434
Corporate Bonds & Notes	—	34,818,529	—	34,818,529
Foreign Government Obligations	—	684,963	—	684,963
Residential Mortgage-Backed Securities - Non-Agency	—	4,058,793	—	4,058,793
U.S. Government & Agency Obligations	—	705,513	—	705,513
U.S. Treasury Obligations	699,371	—	—	699,371
Money Market Funds	52,052,635	—	—	52,052,635
Total Investments in Securities	52,752,006	65,117,182	—	117,869,188
Investments in Derivatives
Asset
Futures Contracts	7,367,270	—	—	7,367,270
Swap Contracts	—	30,199	—	30,199
Liability
Futures Contracts	(11,799,815)	—	—	(11,799,815)
Swap Contracts	—	(19,376)	—	(19,376)
Total	48,319,461	65,128,005	—	113,447,466
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022	15

Consolidated Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $66,944,281)	$65,816,553
Affiliated issuers (cost $52,062,072)	52,052,635
Cash	18,229,855
Margin deposits on:
Futures contracts	13,222,390
Swap contracts	126,470
Receivable for:
Investments sold	700,243
Capital shares sold	124,978
Dividends	57,528
Interest	173,020
Foreign tax reclaims	280
Variation margin for futures contracts	78,830
Prepaid expenses	4,952
Total assets	150,587,734
Liabilities
Payable for:
Capital shares purchased	325,197
Variation margin for futures contracts	6,973,998
Variation margin for swap contracts	27,517
Management services fees	2,601
Distribution and/or service fees	355
Service fees	2,972
Compensation of board members	45,158
Compensation of chief compliance officer	18
Other expenses	30,613
Total liabilities	7,408,429
Net assets applicable to outstanding capital stock	$143,179,305
Represented by
Paid in capital	225,956,035
Total distributable earnings (loss)	(82,776,730)
Total - representing net assets applicable to outstanding capital stock	$143,179,305
Class 1
Net assets	$93,837,207
Shares outstanding	13,706,925
Net asset value per share	$6.85
Class 2
Net assets	$49,342,098
Shares outstanding	7,314,567
Net asset value per share	$6.75
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022

Consolidated Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$133,705
Interest	304,366
Total income	438,071
Expenses:
Management services fees	472,073
Distribution and/or service fees
Class 2	53,320
Service fees	29,025
Compensation of board members	5,818
Custodian fees	7,366
Printing and postage fees	6,805
Audit fees	19,642
Legal fees	5,880
Interest on collateral	6,879
Compensation of chief compliance officer	13
Other	4,973
Total expenses	611,794
Net investment loss	(173,723)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(61,672)
Investments — affiliated issuers	(13,332)
Futures contracts	35,910,800
Swap contracts	15
Net realized gain	35,835,811
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(850,296)
Investments — affiliated issuers	(13,085)
Futures contracts	(9,789,427)
Swap contracts	10,823
Net change in unrealized appreciation (depreciation)	(10,641,985)
Net realized and unrealized gain	25,193,826
Net increase in net assets resulting from operations	$25,020,103
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022	17

Consolidated Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment loss	$(173,723)	$(799,669)
Net realized gain	35,835,811	41,254,210
Net change in unrealized appreciation (depreciation)	(10,641,985)	(3,539,356)
Net increase in net assets resulting from operations	25,020,103	36,915,185
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(254,188)
Total distributions to shareholders	—	(254,188)
Decrease in net assets from capital stock activity	(13,358,243)	(24,249,059)
Total increase in net assets	11,661,860	12,411,938
Net assets at beginning of period	131,517,445	119,105,507
Net assets at end of period	$143,179,305	$131,517,445

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	485,582	3,532,804	394,790	2,119,779
Distributions reinvested	—	—	45,717	254,188
Redemptions	(4,681,520)	(32,616,468)	(6,362,572)	(34,120,629)
Net decrease	(4,195,938)	(29,083,664)	(5,922,065)	(31,746,662)
Class 2
Subscriptions	3,275,694	23,678,916	2,402,551	12,553,461
Redemptions	(1,093,398)	(7,953,495)	(979,530)	(5,055,858)
Net increase	2,182,296	15,725,421	1,423,021	7,497,603
Total net decrease	(2,013,642)	(13,358,243)	(4,499,044)	(24,249,059)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022

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Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022	19

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$5.73	(0.01)	1.13	1.12	—	—
Year Ended 12/31/2021	$4.33	(0.03)	1.44	1.41	(0.01)	(0.01)
Year Ended 12/31/2020	$5.55	0.01	(0.22)	(0.21)	(1.01)	(1.01)
Year Ended 12/31/2019	$5.21	0.08	0.33	0.41	(0.07)	(0.07)
Year Ended 12/31/2018	$6.05	0.07	(0.90)	(0.83)	(0.01)	(0.01)
Year Ended 12/31/2017	$6.33	0.01	0.07	0.08	(0.36)	(0.36)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$5.65	(0.01)	1.11	1.10	—	—
Year Ended 12/31/2021	$4.28	(0.04)	1.41	1.37	—	—
Year Ended 12/31/2020	$5.50	(0.02)	(0.20)	(0.22)	(1.00)	(1.00)
Year Ended 12/31/2019	$5.15	0.07	0.33	0.40	(0.05)	(0.05)
Year Ended 12/31/2018	$6.00	0.06	(0.91)	(0.85)	—	—
Year Ended 12/31/2017	$6.27	(0.01)	0.08	0.07	(0.34)	(0.34)

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense. If interest on collateral expense had been excluded, expenses would have been lower by 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022

Consolidated Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$6.85	19.55%	0.74%(c),(d)	0.74%(c),(d)	(0.17%)(c)	36%	$93,837
Year Ended 12/31/2021	$5.73	32.63%	0.76%(d)	0.76%(d)	(0.56%)	101%	$102,522
Year Ended 12/31/2020	$4.33	(1.29%)	0.70%	0.70%	0.23%	0%	$103,243
Year Ended 12/31/2019	$5.55	7.80%	0.66%	0.66%	1.53%	0%	$404,193
Year Ended 12/31/2018	$5.21	(13.77%)	0.66%(e)	0.66%(e)	1.18%	0%	$226,877
Year Ended 12/31/2017	$6.05	1.80%	0.69%	0.69%	0.15%	0%	$536,624
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$6.75	19.47%	1.00%(c),(d)	1.00%(c),(d)	(0.38%)(c)	36%	$49,342
Year Ended 12/31/2021	$5.65	32.01%	1.01%(d)	1.01%(d)	(0.80%)	101%	$28,996
Year Ended 12/31/2020	$4.28	(1.55%)	0.98%	0.98%	(0.39%)	0%	$15,862
Year Ended 12/31/2019	$5.50	7.78%	0.91%	0.91%	1.29%	0%	$16,059
Year Ended 12/31/2018	$5.15	(14.17%)	0.92%(e)	0.92%(e)	1.05%	0%	$15,269
Year Ended 12/31/2017	$6.00	1.71%	0.94%	0.94%	(0.09%)	0%	$15,541
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022	21

Notes to Consolidated Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Commodity Strategy Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CVPCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At June 30, 2022, the Subsidiary financial statement information is as follows:
CVPCSF Offshore Fund, Ltd.
% of consolidated fund net assets	17.15%
Net assets	$24,553,429
Net investment income (loss)	(100,451)
Net realized gain (loss)	35,625,826
Net change in unrealized appreciation (depreciation)	(9,768,841)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
22	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
June 30, 2022 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022	23

Notes to Consolidated Financial Statements  (continued)
June 30, 2022 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Consolidated Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to manage exposure to the
24	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
June 30, 2022 (Unaudited)
commodities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings and to hedge the portfolio risk associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022	25

Notes to Consolidated Financial Statements  (continued)
June 30, 2022 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	30,199*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	7,367,270*
Total		7,397,469

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	19,376*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	11,799,815*
Total		11,819,191

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	35,625,816	—	35,625,816
Interest rate risk	284,984	15	284,999
Total	35,910,800	15	35,910,815

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	(9,768,841)	—	(9,768,841)
Interest rate risk	(20,586)	10,823	(9,763)
Total	(9,789,427)	10,823	(9,778,604)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	163,722,797
Futures contracts — short	5,086,125

26	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
June 30, 2022 (Unaudited)
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Interest rate swap contracts	15,100	(9,688)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Morgan Stanley ($)
Liabilities
Centrally cleared interest rate swap contracts (a)	27,517
Total liabilities	27,517
Total financial and derivative net assets	(27,517)
Total collateral received (pledged) (b)	(27,517)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Consolidated Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022	27

Notes to Consolidated Financial Statements  (continued)
June 30, 2022 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Consolidated Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
28	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
June 30, 2022 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.63% to 0.49% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.63% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a Subadvisory Agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of June 30, 2022, Threadneedle is not providing services to the Fund pursuant to the Subadvisory Agreement.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.04% of the Fund’s average daily net assets.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022	29

Notes to Consolidated Financial Statements  (continued)
June 30, 2022 (Unaudited)
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2022 through April 30, 2023	Prior to May 1, 2022
Class 1	0.74%	0.80%
Class 2	0.99	1.05
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
119,006,000	7,398,000	(12,957,000)	(5,559,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
30	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
June 30, 2022 (Unaudited)
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(156,520)	—	(156,520)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $24,160,672 and $23,785,137, respectively, for the six months ended June 30, 2022, of which $701,641 and $0, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022	31

Notes to Consolidated Financial Statements  (continued)
June 30, 2022 (Unaudited)
permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 9. Significant risks
Commodity-related investment risk
The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
32	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
June 30, 2022 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022	33

Notes to Consolidated Financial Statements  (continued)
June 30, 2022 (Unaudited)
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2022, one unaffiliated shareholder of record owned 12.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 80.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
34	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022

Notes to Consolidated Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022	35

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Commodity Strategy Fund(the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser),an affiliate of the Investment Manager, the Investment Manager has retained the Subadviser to perform portfolio management and related services for the Fund. Although the Subadviser is not currently providing such services, the Investment Manager may in the future reallocate Fund assets to be managed by the Subadviser.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
36	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements.  Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022	37

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
38	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s broader investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. The Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints,all of which have not been surpassed.The
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022	39

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

40	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2022

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Columbia Variable Portfolio – Commodity Strategy Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7001_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Portfolio Navigator Funds
References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:
Variable Portfolio — Conservative Portfolio
Variable Portfolio — Moderately Conservative Portfolio
Variable Portfolio — Moderate Portfolio
Variable Portfolio — Moderately Aggressive Portfolio
Variable Portfolio — Aggressive Portfolio
Please remember that you may not buy (nor will you own) shares of the Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio Navigator Funds  |  Semiannual Report 2022

Fund at a Glance
Variable Portfolio – Conservative Portfolio (Unaudited)
Investment objective
Variable Portfolio — Conservative Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	-13.36	-12.43	1.72	2.68
Class 2	05/07/10	-13.52	-12.64	1.54	2.58
Class 4	05/07/10	-13.47	-12.64	1.54	2.58
Blended Benchmark		-12.42	-11.12	2.50	3.42
Bloomberg U.S. Aggregate Bond Index		-10.35	-10.29	0.88	1.54
Russell 3000 Index		-21.10	-13.87	10.60	12.57
MSCI EAFE Index (Net)		-19.57	-17.77	2.20	5.40
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000 Index, and 6% MSCI EAFE Index (Net).
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio Navigator Funds | Semiannual Report 2022	3

Fund at a Glance   (continued)
Variable Portfolio – Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Alternative Strategies Funds	0.1
Equity Funds	17.9
Fixed Income Funds	75.1
Money Market Funds	6.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Portfolio Navigator Funds | Semiannual Report 2022

Fund at a Glance
Variable Portfolio – Moderately Conservative Portfolio (Unaudited)
Investment objective
Variable Portfolio — Moderately Conservative Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	-14.96	-13.42	2.74	3.88
Class 2	05/07/10	-15.06	-13.65	2.56	3.79
Class 4	05/07/10	-15.08	-13.67	2.56	3.79
Blended Benchmark		-13.97	-11.80	3.61	4.76
Bloomberg U.S. Aggregate Bond Index		-10.35	-10.29	0.88	1.54
Russell 3000 Index		-21.10	-13.87	10.60	12.57
MSCI EAFE Index (Net)		-19.57	-17.77	2.20	5.40
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000 Index, and 11% MSCI EAFE Index (Net).
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio Navigator Funds | Semiannual Report 2022	5

Fund at a Glance   (continued)
Variable Portfolio – Moderately Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Alternative Strategies Funds	0.2
Equity Funds	32.6
Fixed Income Funds	63.2
Money Market Funds	4.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
6	Portfolio Navigator Funds | Semiannual Report 2022

Fund at a Glance
Variable Portfolio – Moderate Portfolio (Unaudited)
Investment objective
Variable Portfolio — Moderate Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderate level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	-16.46	-14.29	3.78	5.14
Class 2	05/07/10	-16.52	-14.49	3.61	5.06
Class 4	05/07/10	-16.54	-14.52	3.61	5.05
Blended Benchmark		-15.52	-12.47	4.76	6.15
Bloomberg U.S. Aggregate Bond Index		-10.35	-10.29	0.88	1.54
Russell 3000 Index		-21.10	-13.87	10.60	12.57
MSCI EAFE Index (Net)		-19.57	-17.77	2.20	5.40
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000 Index, and 15% MSCI EAFE Index (Net).
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio Navigator Funds | Semiannual Report 2022	7

Fund at a Glance   (continued)
Variable Portfolio – Moderate Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Alternative Strategies Funds	0.3
Equity Funds	47.0
Fixed Income Funds	45.5
Money Market Funds	7.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
8	Portfolio Navigator Funds | Semiannual Report 2022

Fund at a Glance
Variable Portfolio – Moderately Aggressive Portfolio (Unaudited)
Investment objective
Variable Portfolio — Moderately Aggressive Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	-18.07	-15.44	4.63	6.25
Class 2	05/07/10	-18.17	-15.63	4.46	6.17
Class 4	05/07/10	-18.18	-15.65	4.47	6.16
Blended Benchmark		-17.07	-13.18	5.86	7.50
Russell 3000 Index		-21.10	-13.87	10.60	12.57
Bloomberg U.S. Aggregate Bond Index		-10.35	-10.29	0.88	1.54
MSCI EAFE Index (Net)		-19.57	-17.77	2.20	5.40
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 46% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net).
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio Navigator Funds | Semiannual Report 2022	9

Fund at a Glance   (continued)
Variable Portfolio – Moderately Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Alternative Strategies Funds	0.4
Equity Funds	62.9
Fixed Income Funds	31.3
Money Market Funds	5.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
10	Portfolio Navigator Funds | Semiannual Report 2022

Fund at a Glance
Variable Portfolio – Aggressive Portfolio (Unaudited)
Investment objective
Variable Portfolio – Aggressive Portfolio (the Fund) seeks to provide a high level of total return that is consistent with an aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	-19.59	-16.32	5.47	7.40
Class 2	05/07/10	-19.69	-16.56	5.29	7.31
Class 4	05/07/10	-19.72	-16.57	5.28	7.30
Blended Benchmark		-18.59	-13.95	6.82	8.76
Russell 3000 Index		-21.10	-13.87	10.60	12.57
MSCI EAFE Index (Net)		-19.57	-17.77	2.20	5.40
Bloomberg U.S. Aggregate Bond Index		-10.35	-10.29	0.88	1.54
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 56% Russell 3000 Index, 24% MSCI EAFE Index (Net) and 20% Bloomberg U.S. Aggregate Bond Index.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio Navigator Funds | Semiannual Report 2022	11

Fund at a Glance   (continued)
Variable Portfolio – Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Alternative Strategies Funds	0.6
Equity Funds	79.9
Fixed Income Funds	16.7
Money Market Funds	2.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
12	Portfolio Navigator Funds | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Variable Portfolio – Conservative Portfolio
Class 1	1,000.00	1,000.00	866.40	1,024.10	0.65	0.70	0.14	2.92	3.16	0.63
Class 2	1,000.00	1,000.00	864.80	1,022.86	1.80	1.96	0.39	4.07	4.41	0.88
Class 4	1,000.00	1,000.00	865.30	1,022.86	1.80	1.96	0.39	4.07	4.41	0.88
Variable Portfolio – Moderately Conservative Portfolio
Class 1	1,000.00	1,000.00	850.40	1,024.20	0.55	0.60	0.12	3.07	3.36	0.67
Class 2	1,000.00	1,000.00	849.40	1,022.96	1.70	1.86	0.37	4.22	4.61	0.92
Class 4	1,000.00	1,000.00	849.20	1,022.96	1.70	1.86	0.37	4.22	4.61	0.92
Portfolio Navigator Funds | Semiannual Report 2022	13

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Variable Portfolio – Moderate Portfolio
Class 1	1,000.00	1,000.00	835.40	1,024.15	0.59	0.65	0.13	3.19	3.51	0.70
Class 2	1,000.00	1,000.00	834.80	1,022.91	1.73	1.91	0.38	4.32	4.76	0.95
Class 4	1,000.00	1,000.00	834.60	1,022.91	1.73	1.91	0.38	4.32	4.76	0.95
Variable Portfolio – Moderately Aggressive Portfolio
Class 1	1,000.00	1,000.00	819.30	1,024.15	0.59	0.65	0.13	3.34	3.71	0.74
Class 2	1,000.00	1,000.00	818.30	1,022.91	1.71	1.91	0.38	4.46	4.97	0.99
Class 4	1,000.00	1,000.00	818.20	1,022.91	1.71	1.91	0.38	4.46	4.97	0.99
Variable Portfolio – Aggressive Portfolio
Class 1	1,000.00	1,000.00	804.10	1,024.20	0.54	0.60	0.12	3.49	3.91	0.78
Class 2	1,000.00	1,000.00	803.10	1,022.96	1.65	1.86	0.37	4.60	5.17	1.03
Class 4	1,000.00	1,000.00	802.80	1,022.96	1.65	1.86	0.37	4.60	5.17	1.03
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report..
14	Portfolio Navigator Funds | Semiannual Report 2022

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	193,127	1,322,922
Total Alternative Strategies Funds (Cost $923,530)		1,322,922

Equity Funds 17.8%

Global Real Estate 0.2%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	184,974	1,514,935
International 5.4%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	2,833,977	31,513,821
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	517,429	4,361,932
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	844,427	8,216,271
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	1,092,909	9,005,574
Total		53,097,598
U.S. Large Cap 11.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	457,961	15,112,726
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	204,918	14,606,575
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	308,676	8,241,660
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	2,088,888	30,664,874
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	271,060	9,010,035
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	126,373	4,151,334
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	91,278	3,309,727
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	98,065	4,165,816
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	152,939	4,635,569
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	495,049	14,450,466
Total		108,348,782
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.1%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	143,096	2,489,868
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	141,990	2,117,079
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	113,843	3,014,557
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	109,369	3,430,906
Total		11,052,410
Total Equity Funds (Cost $171,546,862)		174,013,725

Fixed Income Funds 74.8%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	772,108	5,721,318
Investment Grade 74.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	14,222,957	127,579,925
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	4,592,303	42,203,260
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,204,469	27,942,967
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,306,776	40,311,425
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,031,952	69,827,283
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	12,610,295	120,428,322
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	29,834,947	296,559,378
Total		724,852,560
Total Fixed Income Funds (Cost $830,724,238)		730,573,878

Money Market Funds 6.9%

Columbia Short-Term Cash Fund, 1.247%(a),(c)	67,577,141	67,536,594
Total Money Market Funds (Cost $67,563,487)		67,536,594
Total Investments in Securities (Cost: $1,070,758,117)		973,447,119
Other Assets & Liabilities, Net		2,940,809
Net Assets		976,387,928
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	15

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2022 (Unaudited)
At June 30, 2022, securities and/or cash totaling $2,944,135 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	126	09/2022	EUR	4,335,660	—	(180,824)
Russell 2000 Index E-mini	29	09/2022	USD	2,476,600	—	(207,132)
S&P 500 Index E-mini	126	09/2022	USD	23,873,850	—	(1,436,083)
U.S. Treasury 10-Year Note	203	09/2022	USD	24,061,844	—	(320,745)
U.S. Ultra Treasury Bond	86	09/2022	USD	13,273,562	—	(387,192)
Total					—	(2,531,976)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	80,580,194	29,659,354	(42,683,893)	(19,061)	67,536,594	—	(9,999)	155,489	67,577,141
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	1,106,620	—	—	216,302	1,322,922	—	—	—	193,127
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	20,040,173	721,882	(1,240,801)	(4,408,528)	15,112,726	—	936,714	—	457,961
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	20,047,247	757,585	(1,628,941)	(4,569,316)	14,606,575	—	1,009,668	—	204,918
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	7,091,612	218,512	(112,176)	(1,476,630)	5,721,318	—	(6,794)	132,123	772,108
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	134,170,309	11,792,535	(233,491)	(18,149,428)	127,579,925	—	(12,096)	—	14,222,957
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	11,777,551	626,018	(513,921)	(3,647,988)	8,241,660	—	279,768	—	308,676
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	35,268,819	31,441,585	(23,608,287)	(898,857)	42,203,260	—	(1,501,404)	—	4,592,303
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	35,415,685	640,034	(306,781)	(7,805,971)	27,942,967	—	17,474	—	3,204,469
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	41,520,265	4,020,843	(3,449,571)	(10,577,716)	31,513,821	2,490,666	362,985	277,054	2,833,977
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	40,083,009	1,297,973	(2,139,992)	(8,576,116)	30,664,874	—	875,922	—	2,088,888
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	11,472,923	261,648	(742,877)	(1,981,659)	9,010,035	—	916,734	—	271,060
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	3,504,807	95,795	(631,396)	(479,338)	2,489,868	—	7,840	—	143,096
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	3,463,149	—	—	(1,346,070)	2,117,079	—	—	—	141,990
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Portfolio Navigator Funds | Semiannual Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	47,425,646	30,328	(2,968,249)	(4,176,300)	40,311,425	—	(174,426)	—	4,306,776
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	35,619,459	253,319	(37,291,209)	1,418,431	—	169,594	(2,802,365)	73,624	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	82,163,499	39,902	(2,995,112)	(9,381,006)	69,827,283	—	(196,645)	—	7,031,952
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	2,354,735	222,923	(640,183)	(422,540)	1,514,935	—	88,953	—	184,974
CTIVP® – MFS® Value Fund, Class 1 Shares
	5,893,259	424,182	(1,145,497)	(1,020,610)	4,151,334	—	382,127	—	126,373
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	5,210,497	490,127	(218,284)	(2,172,613)	3,309,727	—	156,800	—	91,278
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	5,899,900	391,099	(330,670)	(1,794,513)	4,165,816	—	270,915	—	98,065
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	5,895,878	128,133	(434,562)	(953,880)	4,635,569	—	458,056	—	152,939
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	142,689,006	59,967	(7,181,481)	(15,139,170)	120,428,322	—	(263,060)	—	12,610,295
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	350,699,116	130,071	(18,706,105)	(35,563,704)	296,559,378	—	(697,786)	—	29,834,947
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	18,841,199	602,631	(737,312)	(4,256,052)	14,450,466	—	835,622	—	495,049
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	5,916,423	1,217,105	(518,426)	(2,253,170)	4,361,932	785,004	109,873	98,612	517,429
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	11,876,951	1,081,134	(577,064)	(4,164,750)	8,216,271	514,058	341,206	—	844,427
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	11,773,624	655,376	(828,018)	(2,595,408)	9,005,574	—	582,485	240,114	1,092,909
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	4,520,980	236,274	(214,875)	(1,527,822)	3,014,557	—	218,192	—	113,843
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,723,556	125,396	(660,508)	(757,538)	3,430,906	—	81,012	—	109,369
Total	1,187,046,091			(148,481,021)	973,447,119	3,959,322	2,267,771	977,016

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2022.
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	17

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2022 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	1,322,922	1,322,922
Equity Funds	—	—	—	174,013,725	174,013,725
Fixed Income Funds	—	—	—	730,573,878	730,573,878
Money Market Funds	67,536,594	—	—	—	67,536,594
Total Investments in Securities	67,536,594	—	—	905,910,525	973,447,119
Investments in Derivatives
Liability
Futures Contracts	(2,531,976)	—	—	—	(2,531,976)
Total	65,004,618	—	—	905,910,525	970,915,143
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Portfolio Navigator Funds | Semiannual Report 2022

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	819,973	5,616,813
Total Alternative Strategies Funds (Cost $3,855,572)		5,616,813

Equity Funds 32.5%

Global Real Estate 0.4%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	1,101,724	9,023,114
International 10.5%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a),(b)	1,002,150	9,420,209
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	9,268,537	103,066,136
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	6,677,263	56,289,328
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	3,686,784	35,872,409
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	5,191,040	42,774,166
Total		247,422,248
U.S. Large Cap 19.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,365,423	45,058,964
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	636,878	45,396,634
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,560,133	41,655,548
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	6,166,421	90,523,066
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	1,368,156	45,477,498
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	1,192,223	39,164,518
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	717,866	26,029,835
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	819,123	34,796,360
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	1,279,545	38,783,010
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	2,037,315	59,469,221
Total		466,354,654
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 0.6%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	212,178	8,160,375
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	213,226	7,307,242
Total		15,467,617
U.S. Small Cap 1.3%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	456,839	7,949,004
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	415,668	6,197,611
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	365,606	9,681,233
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	200,186	6,279,845
Total		30,107,693
Total Equity Funds (Cost $679,796,200)		768,375,326

Fixed Income Funds 63.1%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,910,736	14,158,555
Investment Grade 62.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	23,431,791	210,183,164
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	10,428,115	95,834,376
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,272,597	45,977,043
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	5,378,037	50,338,422
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	16,266,283	161,524,193
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	28,757,266	274,631,891
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	64,246,558	638,610,790
Total		1,477,099,879
Total Fixed Income Funds (Cost $1,681,397,814)		1,491,258,434

The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	19

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2022 (Unaudited)
Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(a),(c)	93,834,321	93,778,021
Total Money Market Funds (Cost $93,807,487)		93,778,021
Total Investments in Securities (Cost: $2,458,857,073)		2,359,028,594
Other Assets & Liabilities, Net		5,908,409
Net Assets		2,364,937,003
At June 30, 2022, securities and/or cash totaling $6,628,337 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	434	09/2022	EUR	14,933,940	—	(622,838)
Russell 2000 Index E-mini	267	09/2022	USD	22,801,800	—	(1,907,042)
S&P 500 Index E-mini	223	09/2022	USD	42,252,925	—	(2,541,638)
U.S. Ultra Treasury Bond	147	09/2022	USD	22,688,531	—	(661,829)
Total					—	(5,733,347)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	118,825,058	64,426,373	(89,455,174)	(18,236)	93,778,021	—	(23,343)	221,774	93,834,321
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	6,922,099	—	(2,111,115)	805,829	5,616,813	—	613,058	—	819,973
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	59,775,278	—	(1,402,985)	(13,313,329)	45,058,964	—	2,707,972	—	1,365,423
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	60,084,868	—	(1,543,132)	(13,145,102)	45,396,634	—	1,927,125	—	636,878
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	17,789,981	330,400	(282,873)	(3,678,953)	14,158,555	—	(25,537)	327,820	1,910,736
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	13,441,489	2,948,130	—	(6,969,410)	9,420,209	2,948,130	—	—	1,002,150
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	251,634,555	2,376	(10,035,842)	(31,417,925)	210,183,164	—	(635,840)	—	23,431,791
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	59,365,722	24,683	(63,606)	(17,671,251)	41,655,548	—	117,929	—	1,560,133
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	59,300,108	80,198,252	(41,661,498)	(2,002,486)	95,834,376	—	(2,367,709)	—	10,428,115
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Portfolio Navigator Funds | Semiannual Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	59,024,805	12,428	(33,202)	(13,026,988)	45,977,043	—	2,632	—	5,272,597
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	132,621,660	9,106,847	(3,963,252)	(34,699,119)	103,066,136	8,171,672	772,451	906,604	9,268,537
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	119,690,493	—	(3,486,968)	(25,680,459)	90,523,066	—	2,412,875	—	6,166,421
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	59,812,281	—	(6,314,319)	(8,020,464)	45,477,498	—	2,539,454	—	1,368,156
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	10,143,684	—	(647,301)	(1,547,379)	7,949,004	—	7,246	—	456,839
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	10,138,144	—	—	(3,940,533)	6,197,611	—	—	—	415,668
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	58,976,393	333	(3,426,476)	(5,211,828)	50,338,422	—	(231,004)	—	5,378,037
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	88,652,918	620,655	(91,226,405)	1,952,832	—	432,777	(5,443,079)	187,877	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	192,847,249	1,093	(9,388,869)	(21,935,280)	161,524,193	—	(313,662)	—	16,266,283
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	12,486,511	—	(1,257,824)	(2,205,573)	9,023,114	—	84,845	—	1,101,724
CTIVP® – MFS® Value Fund, Class 1 Shares
	49,502,578	—	(3,117,216)	(7,220,844)	39,164,518	—	1,093,244	—	1,192,223
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	42,931,563	97,703	—	(16,999,431)	26,029,835	—	—	—	717,866
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	48,655,557	13,374	(187,861)	(13,684,710)	34,796,360	—	335,784	—	819,123
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	49,363,621	—	(1,947,634)	(8,632,977)	38,783,010	—	4,386,755	—	1,279,545
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	325,985,605	1,169	(16,447,823)	(34,907,060)	274,631,891	—	(339,274)	—	28,757,266
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	10,497,658	—	(498,116)	(1,839,167)	8,160,375	—	830,985	—	212,178
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	10,375,684	3,016	(59,172)	(3,012,286)	7,307,242	—	95,828	—	213,226
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	755,407,740	2,303	(40,624,570)	(76,174,683)	638,610,790	—	(2,086,258)	—	64,246,558
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	77,729,995	—	(1,079,817)	(17,180,957)	59,469,221	—	2,853,437	—	2,037,315
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	74,018,268	11,470,196	(859,200)	(28,339,936)	56,289,328	10,197,406	152,900	1,251,267	6,677,263
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	50,491,200	2,337,692	—	(16,956,483)	35,872,409	2,252,837	—	—	3,686,784
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	51,314,528	1,152,353	—	(9,692,715)	42,774,166	—	—	1,108,999	5,191,040
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	21

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	13,927,091	13,878	—	(4,259,736)	9,681,233	—	—	—	365,606
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	7,471,340	43,558	—	(1,235,053)	6,279,845	—	—	—	200,186
Total	2,959,205,724			(441,861,692)	2,359,028,594	24,002,822	9,468,814	4,004,341

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2022.
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Portfolio Navigator Funds | Semiannual Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2022 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	5,616,813	5,616,813
Equity Funds	—	—	—	768,375,326	768,375,326
Fixed Income Funds	—	—	—	1,491,258,434	1,491,258,434
Money Market Funds	93,778,021	—	—	—	93,778,021
Total Investments in Securities	93,778,021	—	—	2,265,250,573	2,359,028,594
Investments in Derivatives
Liability
Futures Contracts	(5,733,347)	—	—	—	(5,733,347)
Total	88,044,674	—	—	2,265,250,573	2,353,295,247
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	23

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	6,925,141	47,437,215
Total Alternative Strategies Funds (Cost $33,296,607)		47,437,215

Equity Funds 46.9%

Global Real Estate 0.6%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	10,440,606	85,508,562
International 14.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a),(b)	3,169,180	29,790,295
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	78,385,436	871,646,044
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	53,964,334	454,919,336
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	30,276,782	294,593,087
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	44,112,072	363,483,475
Total		2,014,432,237
U.S. Large Cap 29.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	10,602,049	349,867,614
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	4,943,409	352,366,194
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	14,376,439	383,850,914
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	47,763,768	701,172,110
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	12,798,311	425,415,854
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	11,661,218	383,071,021
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	6,860,401	248,758,152
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	7,923,050	336,571,166
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	12,535,597	379,953,931
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	21,571,503	629,672,176
Total		4,190,699,132
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.1%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	2,085,584	80,211,552
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,060,485	70,612,836
Total		150,824,388
U.S. Small Cap 1.8%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	4,447,667	77,389,405
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	3,639,553	54,265,734
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	2,891,555	76,568,388
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,595,566	50,052,898
Total		258,276,425
Total Equity Funds (Cost $5,735,385,171)		6,699,740,744

Fixed Income Funds 45.4%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	11,266,184	83,482,424
Investment Grade 44.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	119,782,652	1,074,450,388
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	53,139,875	488,355,447
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	71,453,538	623,074,853
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	28,431,979	266,123,329
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	70,876,407	703,802,717
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	126,813,945	1,211,073,177
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	204,416,080	2,031,895,836
Total		6,398,775,747
Total Fixed Income Funds (Cost $7,321,406,963)		6,482,258,171

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Portfolio Navigator Funds | Semiannual Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2022 (Unaudited)
Money Market Funds 7.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(a),(c)	986,831,190	986,239,091
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.013%(a),(c)	29,934,304	29,934,304
Total Money Market Funds (Cost $1,016,491,631)		1,016,173,395
Total Investments in Securities (Cost: $14,106,580,372)		14,245,609,525
Other Assets & Liabilities, Net		39,115,994
Net Assets		14,284,725,519
At June 30, 2022, securities and/or cash totaling $43,842,413 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	2,623	09/2022	EUR	90,257,430	—	(3,764,297)
Russell 2000 Index E-mini	2,038	09/2022	USD	174,045,200	—	(14,556,374)
S&P 500 Index E-mini	1,490	09/2022	USD	282,317,750	—	(16,982,246)
U.S. Ultra Treasury Bond	621	09/2022	USD	95,847,469	—	(2,978,398)
Total					—	(38,281,315)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 38	Morgan Stanley	06/20/2027	1.000	Quarterly	1.010	USD	52,323,000	(724,567)	—	—	—	(724,567)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	983,397,100	774,929,878	(771,848,808)	(239,079)	986,239,091	—	(196,550)	2,319,056	986,831,190
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	55,257,709	—	(14,788,304)	6,967,810	47,437,215	—	4,039,999	—	6,925,141
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	25

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	458,128,586	—	(8,895,077)	(99,365,895)	349,867,614	—	16,874,798	—	10,602,049
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	465,469,284	—	(11,593,371)	(101,509,719)	352,366,194	—	14,251,057	—	4,943,409
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	103,283,790	1,929,158	(4,931)	(21,725,593)	83,482,424	—	(1,051)	1,928,153	11,266,184
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	42,505,343	9,324,497	—	(22,039,545)	29,790,295	9,323,111	—	—	3,169,180
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.013%
	29,915,616	18,688	—	—	29,934,304	—	—	19,123	29,934,304
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,406,491,366	50,675	(171,588,585)	(160,503,068)	1,074,450,388	—	(3,328,586)	—	119,782,652
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	547,236,442	789	(375,124)	(163,011,193)	383,850,914	—	1,215,532	—	14,376,439
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	173,153,922	488,057,626	(169,016,417)	(3,839,684)	488,355,447	—	(11,851,814)	—	53,139,875
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	801,802,808	14,389	(1,957,175)	(176,785,169)	623,074,853	—	154,365	—	71,453,538
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	1,099,785,818	76,749,293	(15,730,634)	(289,158,433)	871,646,044	69,109,081	2,287,578	7,639,169	78,385,436
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	924,516,426	—	(25,550,280)	(197,794,036)	701,172,110	—	17,354,224	—	47,763,768
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	550,308,803	—	(52,926,919)	(71,966,030)	425,415,854	—	19,591,739	—	12,798,311
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	99,531,944	—	(5,155,517)	(16,987,022)	77,389,405	—	1,911,302	—	4,447,667
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	88,768,695	—	—	(34,502,961)	54,265,734	—	—	—	3,639,553
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	301,938,219	1,232	(7,800,772)	(28,015,350)	266,123,329	—	(319,021)	—	28,431,979
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	528,197,882	3,777,080	(541,961,257)	9,986,295	—	2,633,725	(31,032,309)	1,143,355	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	969,783,402	48,491	(164,255,749)	(101,773,427)	703,802,717	—	4,004,251	—	70,876,407
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	116,034,362	—	(9,829,389)	(20,696,411)	85,508,562	—	465,891	—	10,440,606
CTIVP® – MFS® Value Fund, Class 1 Shares
	478,884,340	—	(19,569,429)	(76,243,890)	383,071,021	—	15,874,905	—	11,661,218
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	411,595,124	21,779	—	(162,858,751)	248,758,152	—	—	—	6,860,401
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	468,936,174	512	(1,195,188)	(131,170,332)	336,571,166	—	2,164,385	—	7,923,050
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	476,570,024	—	(18,387,864)	(78,228,229)	379,953,931	—	35,762,052	—	12,535,597
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Portfolio Navigator Funds | Semiannual Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	1,420,783,626	4,740	(56,452,607)	(153,262,582)	1,211,073,177	—	(820,538)	—	126,813,945
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	101,650,599	—	(2,469,341)	(18,969,706)	80,211,552	—	8,861,775	—	2,085,584
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	99,543,250	—	(205,928)	(28,724,486)	70,612,836	—	592,377	—	2,060,485
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	2,303,149,525	13,041	(28,900,845)	(242,365,885)	2,031,895,836	—	(1,469,824)	—	204,416,080
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	785,116,658	—	(3,883,206)	(151,561,276)	629,672,176	—	1,538,177	—	21,571,503
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	449,583,842	271,232,433	(53,031,345)	(212,865,594)	454,919,336	82,897,735	480,055	7,598,969	53,964,334
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	415,466,803	18,528,933	—	(139,402,649)	294,593,087	18,500,854	—	—	30,276,782
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	436,443,001	9,438,514	—	(82,398,040)	363,483,475	—	—	9,423,633	44,112,072
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	110,281,291	2,218	—	(33,715,121)	76,568,388	—	—	—	2,891,555
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	59,903,551	9,570	—	(9,860,223)	50,052,898	—	—	—	1,595,566
Total	17,763,415,325			(3,014,585,274)	14,245,609,525	182,464,506	98,404,769	30,071,458

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2022.
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	27

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2022 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	47,437,215	47,437,215
Equity Funds	—	—	—	6,699,740,744	6,699,740,744
Fixed Income Funds	—	—	—	6,482,258,171	6,482,258,171
Money Market Funds	1,016,173,395	—	—	—	1,016,173,395
Total Investments in Securities	1,016,173,395	—	—	13,229,436,130	14,245,609,525
Investments in Derivatives
Liability
Futures Contracts	(38,281,315)	—	—	—	(38,281,315)
Swap Contracts	—	(724,567)	—	—	(724,567)
Total	977,892,080	(724,567)	—	13,229,436,130	14,206,603,643
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Portfolio Navigator Funds | Semiannual Report 2022

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.4%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	3,269,337	22,394,954
Total Alternative Strategies Funds (Cost $15,734,137)		22,394,954

Equity Funds 62.7%

Global Real Estate 0.8%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	6,081,351	49,806,263
International 18.4%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a),(b)	1,305,014	12,267,134
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	38,605,918	429,297,812
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	31,614,689	266,511,829
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	17,744,313	172,652,170
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	24,499,318	201,874,376
Total		1,082,603,321
U.S. Large Cap 39.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	5,314,125	175,366,113
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,472,554	176,243,627
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	8,131,533	217,111,934
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	23,893,640	350,758,640
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	7,293,142	242,424,026
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	7,239,793	237,827,188
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,318,611	156,592,835
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	4,922,849	209,122,649
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,809,514	236,706,361
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	11,532,736	336,640,580
Total		2,338,793,953
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.5%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,213,055	46,654,091
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,194,035	40,919,577
Total		87,573,668
U.S. Small Cap 2.4%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	2,574,829	44,802,027
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	2,125,987	31,698,475
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,540,701	40,797,759
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	763,559	23,952,837
Total		141,251,098
Total Equity Funds (Cost $3,225,712,964)		3,700,028,303

Fixed Income Funds 31.2%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	4,035,558	29,903,485
Investment Grade 30.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	45,990,145	412,531,598
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	16,257,764	149,408,854
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	10,162,463	88,616,680
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	10,395,194	97,299,014
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	32,259,405	320,335,886
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	26,965,153	257,517,212
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	48,786,516	484,937,972
Total		1,810,647,216
Total Fixed Income Funds (Cost $2,082,223,121)		1,840,550,701

The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	29

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2022 (Unaudited)
Money Market Funds 5.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(a),(c)	320,454,748	320,262,476
Total Money Market Funds (Cost $320,355,355)		320,262,476
Total Investments in Securities (Cost: $5,644,025,577)		5,883,236,434
Other Assets & Liabilities, Net		17,852,130
Net Assets		5,901,088,564
At June 30, 2022, securities and/or cash totaling $18,125,843 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	933	09/2022	EUR	32,104,530	—	(1,338,959)
Russell 2000 Index E-mini	1,120	09/2022	USD	95,648,000	—	(7,999,578)
S&P 500 Index E-mini	355	09/2022	USD	67,263,625	—	(4,046,105)
U.S. Treasury 10-Year Note	1,689	09/2022	USD	200,199,281	—	(1,138,428)
U.S. Ultra Treasury Bond	173	09/2022	USD	26,701,469	—	(278,811)
Total					—	(14,801,881)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	497,839,691	223,177,446	(400,710,773)	(43,888)	320,262,476	—	(102,952)	800,637	320,454,748
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	25,094,136	—	(6,038,911)	3,339,729	22,394,954	—	1,724,694	—	3,269,337
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	230,260,343	—	(4,668,159)	(50,226,071)	175,366,113	—	8,771,390	—	5,314,125
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	233,251,063	—	(5,983,791)	(51,023,645)	176,243,627	—	7,268,732	—	2,472,554
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	37,323,828	692,358	(365,598)	(7,747,103)	29,903,485	—	(69,951)	692,357	4,035,558
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	17,490,304	3,848,746	—	(9,071,916)	12,267,134	3,839,099	—	—	1,305,014
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	494,574,681	—	(20,416,289)	(61,626,794)	412,531,598	—	(1,266,270)	—	45,990,145
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	309,819,393	62,547	(330,329)	(92,439,677)	217,111,934	—	921,178	—	8,131,533
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	56,529,405	139,172,352	(44,553,244)	(1,739,659)	149,408,854	—	(3,173,933)	—	16,257,764
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Portfolio Navigator Funds | Semiannual Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	114,561,334	9,958	(768,269)	(25,186,343)	88,616,680	—	34,885	—	10,162,463
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	552,360,832	37,825,322	(17,517,605)	(143,370,737)	429,297,812	34,038,425	1,532,047	3,786,400	38,605,918
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	463,186,674	862	(13,178,344)	(99,250,552)	350,758,640	—	8,800,453	—	23,893,640
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	312,533,232	—	(19,631,925)	(50,477,281)	242,424,026	—	20,509,367	—	7,293,142
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	57,670,939	—	(3,398,890)	(9,470,022)	44,802,027	—	725,128	—	2,574,829
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	51,852,838	—	—	(20,154,363)	31,698,475	—	—	—	2,125,987
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	112,544,076	—	(5,100,889)	(10,144,173)	97,299,014	—	(310,987)	—	10,395,194
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	151,702,567	1,077,055	(157,012,412)	4,232,790	—	751,021	(10,250,375)	326,034	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	382,156,166	—	(18,053,834)	(43,766,446)	320,335,886	—	(255,983)	—	32,259,405
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	66,979,071	—	(5,171,996)	(12,000,812)	49,806,263	—	240,574	—	6,081,351
CTIVP® – MFS® Value Fund, Class 1 Shares
	298,203,524	—	(18,444,531)	(41,931,805)	237,827,188	—	4,373,423	—	7,239,793
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	258,705,725	258,511	—	(102,371,401)	156,592,835	—	—	—	4,318,611
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	291,844,463	52,700	(928,293)	(81,846,221)	209,122,649	—	1,674,397	—	4,922,849
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	296,852,311	—	(15,101,104)	(45,044,846)	236,706,361	—	18,532,388	—	7,809,514
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	304,994,261	—	(14,958,670)	(32,518,379)	257,517,212	—	(445,262)	—	26,965,153
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	58,887,441	—	(1,748,278)	(10,485,072)	46,654,091	—	4,610,064	—	1,213,055
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	57,818,380	10,137	(161,202)	(16,747,738)	40,919,577	—	435,919	—	1,194,035
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	572,991,919	—	(30,321,366)	(57,732,581)	484,937,972	—	(1,522,803)	—	48,786,516
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	433,091,822	80	(5,617,430)	(90,833,892)	336,640,580	—	9,732,621	—	11,532,736
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	269,598,733	156,050,521	(29,103,836)	(130,033,589)	266,511,829	48,422,640	4,573,652	4,526,881	31,614,689
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	243,163,338	11,095,792	—	(81,606,960)	172,652,170	10,842,796	—	—	17,744,313
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	242,251,331	5,361,217	—	(45,738,172)	201,874,376	—	—	5,230,667	24,499,318
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	31

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	58,728,627	24,098	—	(17,954,966)	40,797,759	—	—	—	1,540,701
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	28,563,644	92,664	—	(4,703,471)	23,952,837	—	—	—	763,559
Total	7,583,426,092			(1,439,716,056)	5,883,236,434	97,893,981	77,062,396	15,362,976

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2022.
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Portfolio Navigator Funds | Semiannual Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2022 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	22,394,954	22,394,954
Equity Funds	—	—	—	3,700,028,303	3,700,028,303
Fixed Income Funds	—	—	—	1,840,550,701	1,840,550,701
Money Market Funds	320,262,476	—	—	—	320,262,476
Total Investments in Securities	320,262,476	—	—	5,562,973,958	5,883,236,434
Investments in Derivatives
Liability
Futures Contracts	(14,801,881)	—	—	—	(14,801,881)
Total	305,460,595	—	—	5,562,973,958	5,868,434,553
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	33

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.6%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,764,347	12,085,778
Total Alternative Strategies Funds (Cost $8,750,587)		12,085,778

Equity Funds 79.7%

Global Real Estate 1.1%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	2,761,115	22,613,533
International 23.8%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a),(b)	511,968	4,812,500
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	15,422,882	171,502,452
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	17,875,485	150,690,336
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	8,105,897	78,870,382
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	10,886,735	89,706,692
Total		495,582,362
U.S. Large Cap 49.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,328,925	76,854,515
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,091,784	77,822,377
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	3,688,972	98,495,561
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	10,521,584	154,456,863
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	3,453,757	114,802,873
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	3,278,862	107,710,611
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,954,060	70,854,207
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	2,161,659	91,827,294
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,596,956	109,023,726
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	4,615,715	134,732,723
Total		1,036,580,750
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.9%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	553,585	21,290,866
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	511,012	17,512,377
Total		38,803,243
U.S. Small Cap 3.1%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	1,166,292	20,293,479
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	898,928	13,403,015
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	687,730	18,211,107
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	428,165	13,431,527
Total		65,339,128
Total Equity Funds (Cost $1,433,248,941)		1,658,919,016

Fixed Income Funds 16.7%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,374,926	10,188,203
Investment Grade 16.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	7,533,183	67,572,652
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,389,494	21,959,449
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,784,118	41,717,507
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,926,393	68,779,083
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,819,388	46,025,155
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	9,115,462	90,607,691
Total		336,661,537
Total Fixed Income Funds (Cost $396,342,396)		346,849,740

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Portfolio Navigator Funds | Semiannual Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2022 (Unaudited)
Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(a),(c)	58,666,586	58,631,386
Total Money Market Funds (Cost $58,648,922)		58,631,386
Total Investments in Securities (Cost: $1,896,990,846)		2,076,485,920
Other Assets & Liabilities, Net		3,589,086
Net Assets		2,080,075,006
At June 30, 2022, securities and/or cash totaling $4,124,721 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	273	09/2022	EUR	9,393,930	—	(391,785)
Russell 2000 Index E-mini	434	09/2022	USD	37,063,600	—	(3,099,836)
U.S. Ultra Treasury Bond	54	09/2022	USD	8,334,562	—	(87,028)
Total					—	(3,578,649)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(27)	09/2022	USD	(5,115,825)	307,598	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 38	Morgan Stanley	06/20/2027	1.000	Quarterly	1.010	USD	10,308,000	(142,745)	—	—	—	(142,745)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	35

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	119,218,990	58,979,748	(119,561,337)	(6,015)	58,631,386	—	(22,620)	161,713	58,666,586
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	11,630,211	—	(1,443,548)	1,899,115	12,085,778	—	431,714	—	1,764,347
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	98,258,088	—	(1,162,711)	(20,240,862)	76,854,515	—	2,146,845	—	2,328,925
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	100,930,601	—	(1,766,797)	(21,341,427)	77,822,377	—	2,112,392	—	1,091,784
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	12,509,957	321,093	(718)	(2,642,129)	10,188,203	—	(210)	234,887	1,374,926
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	6,810,879	1,578,823	(39,090)	(3,538,112)	4,812,500	1,506,110	655	—	511,968
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	78,625,388	53,743	(1,016,269)	(10,090,210)	67,572,652	—	(71,945)	—	7,533,183
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	140,511,251	580,717	(321,317)	(42,275,090)	98,495,561	—	920,519	—	3,688,972
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	—	24,767,758	(2,545,464)	(262,845)	21,959,449	—	(7,187)	—	2,389,494
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	53,452,752	236,977	(181,202)	(11,791,020)	41,717,507	—	6,881	—	4,784,118
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	213,608,565	15,163,753	(821,913)	(56,447,953)	171,502,452	13,597,695	52,580	1,501,541	15,422,882
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	201,512,524	—	(4,416,277)	(42,639,384)	154,456,863	—	2,865,656	—	10,521,584
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	138,427,652	—	(4,517,921)	(19,106,858)	114,802,873	—	4,749,498	—	3,453,757
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	25,815,747	—	(1,149,704)	(4,372,564)	20,293,479	—	414,323	—	1,166,292
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	21,924,851	—	-	(8,521,836)	13,403,015	—	—	—	898,928
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	25,973,949	192,969	(27,425,535)	1,258,617	—	133,655	(2,316,716)	58,023	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	79,430,954	17,763	(1,413,490)	(9,256,144)	68,779,083	—	(49,471)	—	6,926,393
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	29,628,863	—	(1,636,392)	(5,378,938)	22,613,533	—	51,995	—	2,761,115
CTIVP® – MFS® Value Fund, Class 1 Shares
	130,288,443	—	(4,684,350)	(17,893,482)	107,710,611	—	1,092,776	—	3,278,862
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	109,104,829	5,598,225	—	(43,848,847)	70,854,207	—	—	—	1,954,060
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	127,186,612	645,530	(367,226)	(35,637,622)	91,827,294	—	668,695	—	2,161,659
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Portfolio Navigator Funds | Semiannual Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	129,088,371	—	(3,958,902)	(16,105,743)	109,023,726	—	3,883,676	—	3,596,956
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	52,664,172	13,676	(882,552)	(5,770,141)	46,025,155	—	(22,561)	—	4,819,388
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	25,639,411	—	(449,098)	(3,899,447)	21,290,866	—	1,236,195	—	553,585
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	24,388,496	143,744	(26,144)	(6,993,719)	17,512,377	—	71,842	—	511,012
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	112,759,628	—	(11,764,618)	(10,387,319)	90,607,691	—	(899,700)	—	9,115,462
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	165,584,059	1,049,654	(1,153)	(31,899,837)	134,732,723	—	1,367	—	4,615,715
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	148,401,307	78,445,155	(6,772,302)	(69,383,824)	150,690,336	27,392,023	(421,642)	2,517,799	17,875,485
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	103,712,294	10,948,600	—	(35,790,512)	78,870,382	4,953,170	—	—	8,105,897
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	103,960,342	5,766,628	—	(20,020,278)	89,706,692	—	—	2,275,954	10,886,735
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	25,455,840	589,406	—	(7,834,139)	18,211,107	—	—	—	687,730
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	13,986,653	1,913,862	-	(2,468,988)	13,431,527	—	—	—	428,165
Total	2,630,491,679			(562,687,553)	2,076,485,920	47,582,653	16,895,557	6,749,917

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2022.
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	37

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2022 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	12,085,778	12,085,778
Equity Funds	—	—	—	1,658,919,016	1,658,919,016
Fixed Income Funds	—	—	—	346,849,740	346,849,740
Money Market Funds	58,631,386	—	—	—	58,631,386
Total Investments in Securities	58,631,386	—	—	2,017,854,534	2,076,485,920
Investments in Derivatives
Asset
Futures Contracts	307,598	—	—	—	307,598
Liability
Futures Contracts	(3,578,649)	—	—	—	(3,578,649)
Swap Contracts	—	(142,745)	—	—	(142,745)
Total	55,360,335	(142,745)	—	2,017,854,534	2,073,072,124
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Portfolio Navigator Funds | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $1,070,758,117, $2,458,857,073, $14,106,580,372, respectively)	$973,447,119	$2,359,028,594	$14,245,609,525
Margin deposits on:
Futures contracts	2,944,135	6,628,337	42,256,547
Swap contracts	—	—	1,585,866
Receivable for:
Investments sold	946,763	2,976,653	15,541,376
Capital shares sold	192	—	1,833
Dividends	58,724	82,275	861,141
Variation margin for futures contracts	407,735	344,531	1,455,469
Prepaid expenses	10,621	18,500	83,936
Total assets	977,815,289	2,369,078,890	14,307,395,693
Liabilities
Payable for:
Capital shares purchased	946,955	2,976,652	15,543,209
Variation margin for futures contracts	296,039	796,692	5,325,123
Variation margin for swap contracts	—	—	18,152
Management services fees	1,952	3,661	29,733
Distribution and/or service fees	6,667	16,213	97,984
Service fees	48,539	118,824	720,480
Compensation of board members	100,765	192,750	809,148
Compensation of chief compliance officer	111	270	1,618
Other expenses	26,333	36,825	124,727
Total liabilities	1,427,361	4,141,887	22,670,174
Net assets applicable to outstanding capital stock	$976,387,928	$2,364,937,003	$14,284,725,519
Represented by
Trust capital	$976,387,928	$2,364,937,003	$14,284,725,519
Total - representing net assets applicable to outstanding capital stock	$976,387,928	$2,364,937,003	$14,284,725,519
Class 1
Net assets	$918,086	$1,689,790	$30,651,896
Shares outstanding	62,659	101,124	1,602,301
Net asset value per share	$14.65	$16.71	$19.13
Class 2
Net assets	$543,044,389	$1,248,987,243	$7,460,102,869
Shares outstanding	37,390,633	75,328,181	392,727,278
Net asset value per share	$14.52	$16.58	$19.00
Class 4
Net assets	$432,425,453	$1,114,259,970	$6,793,970,754
Shares outstanding	29,784,415	67,076,416	357,195,857
Net asset value per share	$14.52	$16.61	$19.02
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	39

Statement of Assets and Liabilities  (continued)
June 30, 2022 (Unaudited)
	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $5,644,025,577, $1,896,990,846, respectively)	$5,883,236,434	$2,076,485,920
Margin deposits on:
Futures contracts	18,125,843	3,812,294
Swap contracts	—	312,427
Receivable for:
Investments sold	3,771,805	1,899,941
Capital shares sold	44,515	1,063
Dividends	280,033	51,612
Variation margin for futures contracts	2,120,860	169,425
Prepaid expenses	39,157	15,983
Total assets	5,907,618,647	2,082,748,665
Liabilities
Payable for:
Capital shares purchased	3,816,321	1,901,004
Variation margin for futures contracts	1,881,050	456,712
Variation margin for swap contracts	—	3,576
Management services fees	11,566	3,249
Distribution and/or service fees	39,906	14,012
Service fees	299,016	105,640
Compensation of board members	416,907	155,589
Compensation of chief compliance officer	683	237
Other expenses	64,634	33,640
Total liabilities	6,530,083	2,673,659
Net assets applicable to outstanding capital stock	$5,901,088,564	$2,080,075,006
Represented by
Trust capital	$5,901,088,564	$2,080,075,006
Total - representing net assets applicable to outstanding capital stock	$5,901,088,564	$2,080,075,006
Class 1
Net assets	$102,232,845	$49,290,713
Shares outstanding	4,785,491	2,080,923
Net asset value per share	$21.36	$23.69
Class 2
Net assets	$3,150,786,475	$1,148,978,833
Shares outstanding	148,547,963	48,814,413
Net asset value per share	$21.21	$23.54
Class 4
Net assets	$2,648,069,244	$881,805,460
Shares outstanding	124,652,317	37,404,291
Net asset value per share	$21.24	$23.57
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Portfolio Navigator Funds | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$977,016	$4,004,341	$30,071,458
Total income	977,016	4,004,341	30,071,458
Expenses:
Management services fees	371,005	649,988	5,395,596
Distribution and/or service fees
Class 2	734,719	1,727,095	10,279,240
Class 4	594,047	1,555,513	9,529,677
Service fees	318,616	786,889	4,755,538
Compensation of board members	7,633	10,857	51,642
Custodian fees	6,513	6,731	9,274
Printing and postage fees	6,916	13,796	71,182
Audit fees	14,669	15,302	15,301
Legal fees	10,700	18,879	87,834
Interest on collateral	4,372	6,035	131,341
Compensation of chief compliance officer	68	171	1,052
Other	8,867	17,469	89,512
Total expenses	2,078,125	4,808,725	30,417,189
Net investment loss	(1,101,109)	(804,384)	(345,731)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	—	—	(3,845,299)
Investments — affiliated issuers	2,267,771	9,468,814	98,404,769
Capital gain distributions from underlying affiliated funds	3,959,322	24,002,822	182,464,506
Foreign currency translations	(62,537)	(133,389)	(1,956,016)
Futures contracts	(9,476,627)	(16,647,092)	(100,806,851)
Swap contracts	—	—	(208,793)
Net realized gain (loss)	(3,312,071)	16,691,155	174,052,316
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(148,481,021)	(441,861,692)	(3,014,585,274)
Futures contracts	(3,388,676)	(7,953,498)	(53,260,481)
Swap contracts	—	—	(749,079)
Net change in unrealized appreciation (depreciation)	(151,869,697)	(449,815,190)	(3,068,594,834)
Net realized and unrealized loss	(155,181,768)	(433,124,035)	(2,894,542,518)
Net decrease in net assets resulting from operations	$(156,282,877)	$(433,928,419)	$(2,894,888,249)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	41

Statement of Operations  (continued)
Six Months Ended June 30, 2022 (Unaudited)
	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$15,362,976	$6,749,917
Interest	111,916	51,280
Total income	15,474,892	6,801,197
Expenses:
Management services fees	2,173,711	572,983
Distribution and/or service fees
Class 2	4,465,354	1,611,348
Class 4	3,748,507	1,249,876
Service fees	1,997,214	699,544
Compensation of board members	20,421	11,464
Custodian fees	9,295	7,584
Printing and postage fees	31,989	11,655
Audit fees	15,302	15,302
Legal fees	40,171	17,397
Interest on collateral	63,389	28,674
Compensation of chief compliance officer	429	153
Other	39,971	15,290
Total expenses	12,605,753	4,241,270
Net investment income	2,869,139	2,559,927
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	77,062,396	16,895,557
Capital gain distributions from underlying affiliated funds	97,893,981	47,582,653
Foreign currency translations	(854,714)	(367,232)
Futures contracts	(58,096,209)	(11,015,445)
Swap contracts	—	(42,254)
Net realized gain	116,005,454	53,053,279
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(1,439,716,056)	(562,687,553)
Futures contracts	(23,079,433)	(6,016,258)
Swap contracts	—	(146,454)
Net change in unrealized appreciation (depreciation)	(1,462,795,489)	(568,850,265)
Net realized and unrealized loss	(1,346,790,035)	(515,796,986)
Net decrease in net assets resulting from operations	$(1,343,920,896)	$(513,237,059)
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Portfolio Navigator Funds | Semiannual Report 2022

Statement of Changes in Net Assets
	Variable Portfolio – Conservative Portfolio		Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income (loss)	$(1,101,109)	$15,586,006	$(804,384)	$30,278,547
Net realized gain (loss)	(3,312,071)	122,645,112	16,691,155	293,023,686
Net change in unrealized appreciation (depreciation)	(151,869,697)	(103,187,226)	(449,815,190)	(151,179,205)
Net increase (decrease) in net assets resulting from operations	(156,282,877)	35,043,892	(433,928,419)	172,123,028
Decrease in net assets from capital stock activity	(57,079,373)	(233,106,490)	(165,759,178)	(352,077,035)
Total decrease in net assets	(213,362,250)	(198,062,598)	(599,687,597)	(179,954,007)
Net assets at beginning of period	1,189,750,178	1,387,812,776	2,964,624,600	3,144,578,607
Net assets at end of period	$976,387,928	$1,189,750,178	$2,364,937,003	$2,964,624,600

	Variable Portfolio – Conservative Portfolio				Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021		June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	6,948	111,419	61,593	1,024,919	22,196	403,832	68,961	1,317,951
Redemptions	(13,424)	(212,145)	(11,411)	(189,684)	(21,033)	(394,583)	(41,972)	(794,690)
Net increase (decrease)	(6,476)	(100,726)	50,182	835,235	1,163	9,249	26,989	523,261
Class 2
Subscriptions	1,536,801	23,576,465	2,944,854	48,663,645	452,425	8,010,564	1,568,795	29,847,265
Redemptions	(3,109,255)	(48,287,663)	(9,710,378)	(160,288,681)	(4,565,963)	(81,758,193)	(9,118,849)	(173,584,537)
Net decrease	(1,572,454)	(24,711,198)	(6,765,524)	(111,625,036)	(4,113,538)	(73,747,629)	(7,550,054)	(143,737,272)
Class 4
Subscriptions	815,235	12,442,195	763,195	12,558,711	170,628	3,051,148	279,011	5,331,862
Redemptions	(2,883,508)	(44,709,644)	(8,175,661)	(134,875,400)	(5,280,366)	(95,071,946)	(11,225,157)	(214,194,886)
Net decrease	(2,068,273)	(32,267,449)	(7,412,466)	(122,316,689)	(5,109,738)	(92,020,798)	(10,946,146)	(208,863,024)
Total net decrease	(3,647,203)	(57,079,373)	(14,127,808)	(233,106,490)	(9,222,113)	(165,759,178)	(18,469,211)	(352,077,035)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	43

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Moderate Portfolio		Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income (loss)	$(345,731)	$151,857,458	$2,869,139	$46,188,798
Net realized gain	174,052,316	1,757,717,911	116,005,454	961,401,865
Net change in unrealized appreciation (depreciation)	(3,068,594,834)	(364,624,123)	(1,462,795,489)	(105,291,966)
Net increase (decrease) in net assets resulting from operations	(2,894,888,249)	1,544,951,246	(1,343,920,896)	902,298,697
Decrease in net assets from capital stock activity	(629,072,046)	(1,335,156,447)	(363,196,311)	(955,214,164)
Total increase (decrease) in net assets	(3,523,960,295)	209,794,799	(1,707,117,207)	(52,915,467)
Net assets at beginning of period	17,808,685,814	17,598,891,015	7,608,205,771	7,661,121,238
Net assets at end of period	$14,284,725,519	$17,808,685,814	$5,901,088,564	$7,608,205,771

	Variable Portfolio – Moderate Portfolio				Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021		June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	455,590	9,555,144	799,378	17,852,828	1,135,028	26,906,265	2,112,806	53,145,081
Redemptions	(44,034)	(927,418)	(61,143)	(1,351,310)	(22,337)	(514,522)	(63,855)	(1,553,693)
Net increase	411,556	8,627,726	738,235	16,501,518	1,112,691	26,391,743	2,048,951	51,591,388
Class 2
Subscriptions	1,351,006	28,253,821	4,673,442	102,545,690	432,528	9,732,086	702,217	17,565,831
Redemptions	(10,810,914)	(223,509,462)	(19,243,186)	(424,611,786)	(10,069,427)	(239,046,027)	(24,659,087)	(614,123,878)
Net decrease	(9,459,908)	(195,255,641)	(14,569,744)	(322,066,096)	(9,636,899)	(229,313,941)	(23,956,870)	(596,558,047)
Class 4
Subscriptions	171,357	3,652,432	344,652	7,577,548	114,151	2,742,105	250,775	6,178,469
Redemptions	(21,454,896)	(446,096,563)	(47,066,979)	(1,037,169,417)	(6,921,964)	(163,016,218)	(16,790,262)	(416,425,974)
Net decrease	(21,283,539)	(442,444,131)	(46,722,327)	(1,029,591,869)	(6,807,813)	(160,274,113)	(16,539,487)	(410,247,505)
Total net decrease	(30,331,891)	(629,072,046)	(60,553,836)	(1,335,156,447)	(15,332,021)	(363,196,311)	(38,447,406)	(955,214,164)
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Portfolio Navigator Funds | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$2,559,927	$10,494,665
Net realized gain	53,053,279	294,280,543
Net change in unrealized appreciation (depreciation)	(568,850,265)	76,986,058
Net increase (decrease) in net assets resulting from operations	(513,237,059)	381,761,266
Decrease in net assets from capital stock activity	(46,162,281)	(281,808,556)
Total increase (decrease) in net assets	(559,399,340)	99,952,710
Net assets at beginning of period	2,639,474,346	2,539,521,636
Net assets at end of period	$2,080,075,006	$2,639,474,346

	Variable Portfolio – Aggressive Portfolio
	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	621,587	16,450,469	941,828	26,469,369
Redemptions	(18,592)	(495,893)	(34,531)	(967,321)
Net increase	602,995	15,954,576	907,297	25,502,048
Class 2
Subscriptions	913,865	23,785,831	755,347	21,342,634
Redemptions	(1,894,006)	(50,835,575)	(7,414,346)	(204,604,175)
Net decrease	(980,141)	(27,049,744)	(6,658,999)	(183,261,541)
Class 4
Subscriptions	187,248	4,762,148	348,902	9,696,348
Redemptions	(1,497,355)	(39,829,261)	(4,830,251)	(133,745,411)
Net decrease	(1,310,107)	(35,067,113)	(4,481,349)	(124,049,063)
Total net decrease	(1,687,253)	(46,162,281)	(10,233,051)	(281,808,556)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	45

Financial Highlights
Variable Portfolio – Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$16.91	0.00(c)	(2.26)	(2.26)
Year Ended 12/31/2021	$16.41	0.28	0.22	0.50
Year Ended 12/31/2020	$14.98	0.15	1.28	1.43
Year Ended 12/31/2019(f)	$13.95	0.13	0.90	1.03
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$16.79	(0.02)	(2.25)	(2.27)
Year Ended 12/31/2021	$16.33	0.20	0.26	0.46
Year Ended 12/31/2020	$14.94	0.23	1.16	1.39
Year Ended 12/31/2019	$13.49	0.27	1.18	1.45
Year Ended 12/31/2018	$13.90	0.22	(0.63)	(0.41)
Year Ended 12/31/2017	$12.94	0.22	0.74	0.96
Class 4
Six Months Ended 6/30/2022 (Unaudited)	$16.78	(0.02)	(2.24)	(2.26)
Year Ended 12/31/2021	$16.32	0.20	0.26	0.46
Year Ended 12/31/2020	$14.94	0.23	1.15	1.38
Year Ended 12/31/2019	$13.49	0.28	1.17	1.45
Year Ended 12/31/2018	$13.89	0.22	(0.62)	(0.40)
Year Ended 12/31/2017	$12.94	0.21	0.74	0.95

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Portfolio Navigator Funds | Semiannual Report 2022

Financial Highlights  (continued)
Variable Portfolio – Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$14.65	(13.36%)	0.14%(d),(e)	0.14%(d),(e)	0.05%(d)	6%	$918
Year Ended 12/31/2021	$16.91	3.05%	0.12%(e)	0.12%(e)	1.70%	22%	$1,169
Year Ended 12/31/2020	$16.41	9.55%	0.12%(e)	0.12%(e)	1.00%	25%	$311
Year Ended 12/31/2019(f)	$14.98	7.38%	0.13%(d)	0.13%(d)	1.10%(d)	18%	$173
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$14.52	(13.52%)	0.39%(d),(e)	0.39%(d),(e)	(0.21%)(d)	6%	$543,044
Year Ended 12/31/2021	$16.79	2.82%	0.37%(e)	0.37%(e)	1.22%	22%	$654,063
Year Ended 12/31/2020	$16.33	9.30%	0.37%(e)	0.37%(e)	1.51%	25%	$746,628
Year Ended 12/31/2019	$14.94	10.75%	0.38%	0.38%	1.90%	18%	$520,608
Year Ended 12/31/2018	$13.49	(2.95%)	0.37%	0.37%	1.61%	18%	$450,440
Year Ended 12/31/2017	$13.90	7.42%	0.33%	0.33%	1.60%	6%	$541,013
Class 4
Six Months Ended 6/30/2022 (Unaudited)	$14.52	(13.47%)	0.39%(d),(e)	0.39%(d),(e)	(0.21%)(d)	6%	$432,425
Year Ended 12/31/2021	$16.78	2.82%	0.37%(e)	0.37%(e)	1.21%	22%	$534,518
Year Ended 12/31/2020	$16.32	9.24%	0.37%(e)	0.37%(e)	1.48%	25%	$640,874
Year Ended 12/31/2019	$14.94	10.75%	0.38%	0.38%	1.94%	18%	$562,599
Year Ended 12/31/2018	$13.49	(2.88%)	0.37%	0.37%	1.60%	18%	$570,600
Year Ended 12/31/2017	$13.89	7.34%	0.33%	0.33%	1.59%	6%	$725,015
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	47

Financial Highlights
Variable Portfolio – Moderately Conservative Portfolio
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$19.65	0.02	(2.96)	(2.94)
Year Ended 12/31/2021	$18.54	0.26	0.85	1.11
Year Ended 12/31/2020	$16.66	0.29	1.59	1.88
Year Ended 12/31/2019(e)	$15.35	0.26	1.05	1.31
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$19.52	(0.01)	(2.93)	(2.94)
Year Ended 12/31/2021	$18.46	0.19	0.87	1.06
Year Ended 12/31/2020	$16.63	0.21	1.62	1.83
Year Ended 12/31/2019	$14.65	0.24	1.74	1.98
Year Ended 12/31/2018	$15.28	0.20	(0.83)	(0.63)
Year Ended 12/31/2017	$13.89	0.19	1.20	1.39
Class 4
Six Months Ended 6/30/2022 (Unaudited)	$19.56	(0.01)	(2.94)	(2.95)
Year Ended 12/31/2021	$18.49	0.19	0.88	1.07
Year Ended 12/31/2020	$16.66	0.21	1.62	1.83
Year Ended 12/31/2019	$14.68	0.25	1.73	1.98
Year Ended 12/31/2018	$15.30	0.20	(0.82)	(0.62)
Year Ended 12/31/2017	$13.92	0.19	1.19	1.38

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Portfolio Navigator Funds | Semiannual Report 2022

Financial Highlights  (continued)
Variable Portfolio – Moderately Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$16.71	(14.96%)	0.12%(c),(d)	0.12%(c),(d)	0.19%(c)	4%	$1,690
Year Ended 12/31/2021	$19.65	5.99%	0.12%(d)	0.12%(d)	1.33%	18%	$1,964
Year Ended 12/31/2020	$18.54	11.28%	0.13%(d)	0.12%(d)	1.70%	23%	$1,353
Year Ended 12/31/2019(e)	$16.66	8.53%	0.12%(c)	0.11%(c)	1.91%(c)	12%	$156
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$16.58	(15.06%)	0.37%(c),(d)	0.37%(c),(d)	(0.06%)(c)	4%	$1,248,987
Year Ended 12/31/2021	$19.52	5.74%	0.37%(d)	0.37%(d)	0.99%	18%	$1,550,825
Year Ended 12/31/2020	$18.46	11.00%	0.37%(d)	0.37%(d)	1.26%	23%	$1,605,788
Year Ended 12/31/2019	$16.63	13.51%	0.37%	0.36%	1.54%	12%	$1,463,901
Year Ended 12/31/2018	$14.65	(4.12%)	0.36%	0.36%	1.31%	10%	$1,311,637
Year Ended 12/31/2017	$15.28	10.01%	0.33%	0.33%	1.30%	4%	$1,539,179
Class 4
Six Months Ended 6/30/2022 (Unaudited)	$16.61	(15.08%)	0.37%(c),(d)	0.37%(c),(d)	(0.06%)(c)	4%	$1,114,260
Year Ended 12/31/2021	$19.56	5.79%	0.37%(d)	0.37%(d)	0.99%	18%	$1,411,835
Year Ended 12/31/2020	$18.49	10.98%	0.37%(d)	0.37%(d)	1.25%	23%	$1,537,438
Year Ended 12/31/2019	$16.66	13.49%	0.37%	0.36%	1.55%	12%	$1,562,773
Year Ended 12/31/2018	$14.68	(4.05%)	0.36%	0.36%	1.31%	10%	$1,578,450
Year Ended 12/31/2017	$15.30	9.91%	0.33%	0.33%	1.30%	4%	$2,000,352
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	49

Financial Highlights
Variable Portfolio – Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$22.90	0.03	(3.80)	(3.77)
Year Ended 12/31/2021	$20.95	0.25	1.70	1.95
Year Ended 12/31/2020	$18.52	0.25	2.18	2.43
Year Ended 12/31/2019(e)	$16.92	0.21	1.39	1.60
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$22.76	(0.00)(f)	(3.76)	(3.76)
Year Ended 12/31/2021	$20.88	0.19	1.69	1.88
Year Ended 12/31/2020	$18.50	0.19	2.19	2.38
Year Ended 12/31/2019	$15.93	0.22	2.35	2.57
Year Ended 12/31/2018	$16.87	0.18	(1.12)	(0.94)
Year Ended 12/31/2017	$14.90	0.16	1.81	1.97
Class 4
Six Months Ended 6/30/2022 (Unaudited)	$22.79	(0.00)(f)	(3.77)	(3.77)
Year Ended 12/31/2021	$20.90	0.19	1.70	1.89
Year Ended 12/31/2020	$18.53	0.19	2.18	2.37
Year Ended 12/31/2019	$15.95	0.22	2.36	2.58
Year Ended 12/31/2018	$16.89	0.18	(1.12)	(0.94)
Year Ended 12/31/2017	$14.92	0.16	1.81	1.97

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Portfolio Navigator Funds | Semiannual Report 2022

Financial Highlights  (continued)
Variable Portfolio – Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$19.13	(16.46%)	0.13%(c),(d)	0.13%(c),(d)	0.25%(c)	7%	$30,652
Year Ended 12/31/2021	$22.90	9.31%	0.12%(d)	0.12%(d)	1.10%	21%	$27,263
Year Ended 12/31/2020	$20.95	13.12%	0.12%(d)	0.12%(d)	1.34%	20%	$9,478
Year Ended 12/31/2019(e)	$18.52	9.46%	0.10%(c)	0.10%(c)	1.38%(c)	9%	$3,412
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$19.00	(16.52%)	0.38%(c),(d)	0.38%(c),(d)	(0.00%)(c),(f)	7%	$7,460,103
Year Ended 12/31/2021	$22.76	9.00%	0.37%(d)	0.37%(d)	0.85%	21%	$9,154,944
Year Ended 12/31/2020	$20.88	12.86%	0.36%(d)	0.36%(d)	1.02%	20%	$8,700,781
Year Ended 12/31/2019	$18.50	16.13%	0.35%	0.35%	1.23%	9%	$8,144,403
Year Ended 12/31/2018	$15.93	(5.57%)	0.35%	0.35%	1.05%	10%	$7,293,208
Year Ended 12/31/2017	$16.87	13.22%	0.32%	0.32%	1.03%	5%	$8,266,265
Class 4
Six Months Ended 6/30/2022 (Unaudited)	$19.02	(16.54%)	0.38%(c),(d)	0.38%(c),(d)	(0.00%)(c),(f)	7%	$6,793,971
Year Ended 12/31/2021	$22.79	9.04%	0.37%(d)	0.37%(d)	0.85%	21%	$8,626,480
Year Ended 12/31/2020	$20.90	12.79%	0.36%(d)	0.36%(d)	1.01%	20%	$8,888,631
Year Ended 12/31/2019	$18.53	16.18%	0.35%	0.35%	1.23%	9%	$9,035,588
Year Ended 12/31/2018	$15.95	(5.56%)	0.35%	0.35%	1.05%	10%	$9,032,721
Year Ended 12/31/2017	$16.89	13.20%	0.32%	0.32%	1.03%	5%	$11,144,165
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	51

Financial Highlights
Variable Portfolio – Moderately Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$26.07	0.04	(4.75)	(4.71)
Year Ended 12/31/2021	$23.15	0.20	2.72	2.92
Year Ended 12/31/2020	$20.26	0.18	2.71	2.89
Year Ended 12/31/2019(e)	$18.37	0.18	1.71	1.89
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$25.92	0.01	(4.72)	(4.71)
Year Ended 12/31/2021	$23.08	0.15	2.69	2.84
Year Ended 12/31/2020	$20.24	0.12	2.72	2.84
Year Ended 12/31/2019	$17.05	0.18	3.01	3.19
Year Ended 12/31/2018	$18.34	0.15	(1.44)	(1.29)
Year Ended 12/31/2017	$15.79	0.13	2.42	2.55
Class 4
Six Months Ended 6/30/2022 (Unaudited)	$25.96	0.01	(4.73)	(4.72)
Year Ended 12/31/2021	$23.11	0.15	2.70	2.85
Year Ended 12/31/2020	$20.27	0.12	2.72	2.84
Year Ended 12/31/2019	$17.07	0.18	3.02	3.20
Year Ended 12/31/2018	$18.37	0.15	(1.45)	(1.30)
Year Ended 12/31/2017	$15.81	0.13	2.43	2.56

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Class 1 shares are based on operations from February 20, 2019 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Portfolio Navigator Funds | Semiannual Report 2022

Financial Highlights  (continued)
Variable Portfolio – Moderately Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$21.36	(18.07%)	0.13%(c),(d)	0.13%(c),(d)	0.33%(c)	6%	$102,233
Year Ended 12/31/2021	$26.07	12.61%	0.13%(d)	0.13%(d)	0.81%	20%	$95,758
Year Ended 12/31/2020	$23.15	14.26%	0.14%(d)	0.14%(d)	0.89%	21%	$37,600
Year Ended 12/31/2019(e)	$20.26	10.29%	0.12%(c)	0.12%(c)	1.11%(c)	10%	$9,932
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$21.21	(18.17%)	0.38%(c),(d)	0.38%(c),(d)	0.08%(c)	6%	$3,150,786
Year Ended 12/31/2021	$25.92	12.31%	0.38%(d)	0.38%(d)	0.59%	20%	$4,099,901
Year Ended 12/31/2020	$23.08	14.03%	0.39%(d)	0.39%(d)	0.61%	21%	$4,203,023
Year Ended 12/31/2019	$20.24	18.71%	0.37%	0.37%	0.97%	10%	$4,208,417
Year Ended 12/31/2018	$17.05	(7.03%)	0.36%	0.36%	0.80%	10%	$4,016,103
Year Ended 12/31/2017	$18.34	16.15%	0.33%	0.33%	0.79%	6%	$4,764,394
Class 4
Six Months Ended 6/30/2022 (Unaudited)	$21.24	(18.18%)	0.38%(c),(d)	0.38%(c),(d)	0.08%(c)	6%	$2,648,069
Year Ended 12/31/2021	$25.96	12.33%	0.38%(d)	0.38%(d)	0.59%	20%	$3,412,547
Year Ended 12/31/2020	$23.11	14.01%	0.39%(d)	0.39%(d)	0.60%	21%	$3,420,498
Year Ended 12/31/2019	$20.27	18.75%	0.37%	0.37%	0.97%	10%	$3,546,614
Year Ended 12/31/2018	$17.07	(7.08%)	0.36%	0.36%	0.80%	10%	$3,625,919
Year Ended 12/31/2017	$18.37	16.19%	0.33%	0.33%	0.78%	6%	$4,658,189
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	53

Financial Highlights
Variable Portfolio – Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$29.46	0.06	(5.83)	(5.77)
Year Ended 12/31/2021	$25.39	0.16	3.91	4.07
Year Ended 12/31/2020	$22.02	0.13	3.24	3.37
Year Ended 12/31/2019(e)	$19.79	0.14	2.09	2.23
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$29.31	0.03	(5.80)	(5.77)
Year Ended 12/31/2021	$25.32	0.11	3.88	3.99
Year Ended 12/31/2020	$22.02	0.07	3.23	3.30
Year Ended 12/31/2019	$18.11	0.13	3.78	3.91
Year Ended 12/31/2018	$19.81	0.11	(1.81)	(1.70)
Year Ended 12/31/2017	$16.66	0.10	3.05	3.15
Class 4
Six Months Ended 6/30/2022 (Unaudited)	$29.36	0.03	(5.82)	(5.79)
Year Ended 12/31/2021	$25.36	0.11	3.89	4.00
Year Ended 12/31/2020	$22.06	0.07	3.23	3.30
Year Ended 12/31/2019	$18.13	0.13	3.80	3.93
Year Ended 12/31/2018	$19.84	0.11	(1.82)	(1.71)
Year Ended 12/31/2017	$16.69	0.10	3.05	3.15

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Portfolio Navigator Funds | Semiannual Report 2022

Financial Highlights  (continued)
Variable Portfolio – Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$23.69	(19.59%)	0.12%(c),(d)	0.12%(c),(d)	0.46%(c)	4%	$49,291
Year Ended 12/31/2021	$29.46	16.03%	0.13%(d)	0.13%(d)	0.58%	22%	$43,538
Year Ended 12/31/2020	$25.39	15.30%	0.13%(d)	0.13%(d)	0.58%	21%	$14,487
Year Ended 12/31/2019(e)	$22.02	11.27%	0.11%(c)	0.11%(c)	0.78%(c)	14%	$4,083
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$23.54	(19.69%)	0.37%(c),(d)	0.37%(c),(d)	0.21%(c)	4%	$1,148,979
Year Ended 12/31/2021	$29.31	15.76%	0.38%(d)	0.38%(d)	0.40%	22%	$1,459,446
Year Ended 12/31/2020	$25.32	14.99%	0.37%(d)	0.37%(d)	0.32%	21%	$1,429,508
Year Ended 12/31/2019	$22.02	21.59%	0.36%	0.36%	0.64%	14%	$1,403,662
Year Ended 12/31/2018	$18.11	(8.58%)	0.36%	0.36%	0.53%	10%	$1,301,923
Year Ended 12/31/2017	$19.81	18.91%	0.33%	0.33%	0.53%	9%	$1,529,935
Class 4
Six Months Ended 6/30/2022 (Unaudited)	$23.57	(19.72%)	0.37%(c),(d)	0.37%(c),(d)	0.21%(c)	4%	$881,805
Year Ended 12/31/2021	$29.36	15.77%	0.38%(d)	0.38%(d)	0.40%	22%	$1,136,491
Year Ended 12/31/2020	$25.36	14.96%	0.37%(d)	0.37%(d)	0.31%	21%	$1,095,527
Year Ended 12/31/2019	$22.06	21.68%	0.36%	0.36%	0.64%	14%	$1,112,840
Year Ended 12/31/2018	$18.13	(8.62%)	0.36%	0.36%	0.53%	10%	$1,079,305
Year Ended 12/31/2017	$19.84	18.87%	0.33%	0.33%	0.53%	9%	$1,384,255
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2022	55

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Variable Portfolio – Conservative Portfolio; Variable Portfolio – Moderately Conservative Portfolio; Variable Portfolio – Moderate Portfolio; Variable Portfolio – Moderately Aggressive Portfolio and Variable Portfolio – Aggressive Portfolio.
Each Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor/.
Each Fund currently operates as a diversified fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1, Class 2 and Class 4 shares. Class 1 shares are offered to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Class 2 shares are offered to Contracts issued by affiliated life insurance companies, RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (Participating Insurance Companies). Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by Participating Insurance Companies. You may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract and making all allocations to the subaccounts that invest in each Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense structure.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
56	Portfolio Navigator Funds | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Each Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a clearing broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Portfolio Navigator Funds | Semiannual Report 2022	57

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on collateral to the broker and/or CCP. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
58	Portfolio Navigator Funds | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
Certain Funds entered into credit default swap contracts as detailed below:
Credit default swap contracts	Funds
To increase or decrease its credit exposure to an index	Variable Portfolio — Moderate Portfolio Variable Portfolio — Aggressive Portfolio
To manage credit risk exposure	Variable Portfolio — Moderate Portfolio Variable Portfolio — Aggressive Portfolio
These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be
Portfolio Navigator Funds | Semiannual Report 2022	59

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Variable Portfolio – Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,824,039*
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	707,937*
Total		2,531,976

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
60	Portfolio Navigator Funds | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(4,666,079)
Interest rate risk	(4,810,548)
Total	(9,476,627)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(2,572,081)
Interest rate risk	(816,595)
Total	(3,388,676)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	65,654,411*
Futures contracts — short	602,624**

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
**	Based on the ending daily outstanding amounts for the six months ended June 30, 2022.
Variable Portfolio – Moderately Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	5,071,518*
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	661,829*
Total		5,733,347

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Portfolio Navigator Funds | Semiannual Report 2022	61

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(11,498,893)
Interest rate risk	(5,148,199)
Total	(16,647,092)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(7,250,455)
Interest rate risk	(703,043)
Total	(7,953,498)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	100,776,079

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Variable Portfolio – Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital - unrealized depreciation on swap contracts	724,567*
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	35,302,917*
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	2,978,398*
Total		39,005,882

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
62	Portfolio Navigator Funds | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(208,793)	(208,793)
Equity risk	(81,161,532)	—	(81,161,532)
Interest rate risk	(19,645,319)	—	(19,645,319)
Total	(100,806,851)	(208,793)	(101,015,644)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(749,079)	(749,079)
Equity risk	(50,282,083)	—	(50,282,083)
Interest rate risk	(2,978,398)	—	(2,978,398)
Total	(53,260,481)	(749,079)	(54,009,560)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	679,473,512
Credit default swap contracts — sell protection	52,323,000

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Variable Portfolio – Moderately Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	13,384,642*
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	1,417,239*
Total		14,801,881

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Portfolio Navigator Funds | Semiannual Report 2022	63

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(34,552,075)
Interest rate risk	(23,544,134)
Total	(58,096,209)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(20,944,122)
Interest rate risk	(2,135,311)
Total	(23,079,433)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	464,572,111

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Variable Portfolio – Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	307,598*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital - unrealized depreciation on swap contracts	142,745*
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	3,491,621*
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	87,028*
Total		3,721,394

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
64	Portfolio Navigator Funds | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(42,254)	(42,254)
Equity risk	(9,374,688)	—	(9,374,688)
Interest rate risk	(1,640,757)	—	(1,640,757)
Total	(11,015,445)	(42,254)	(11,057,699)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(146,454)	(146,454)
Equity risk	(5,929,230)	—	(5,929,230)
Interest rate risk	(87,028)	—	(87,028)
Total	(6,016,258)	(146,454)	(6,162,712)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	81,885,820
Futures contracts — short	10,826,532
Credit default swap contracts — sell protection	10,308,000

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2022:
Variable Portfolio – Moderate Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	18,152
Total financial and derivative net assets	(18,152)
Total collateral received (pledged) (b)	(18,152)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Portfolio Navigator Funds | Semiannual Report 2022	65

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Variable Portfolio – Aggressive Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	3,576
Total financial and derivative net assets	(3,576)
Total collateral received (pledged) (b)	(3,576)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
Each Fund is treated as a partnership for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of each Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
66	Portfolio Navigator Funds | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee (or investment advisory fee, as applicable) to the Investment Manager, and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay a management fee to the Investment Manager, third party funds, derivatives and individual securities.
The annualized effective management services fee rates based on each Fund’s average daily net assets for the six months ended June 30, 2022 were as follows:
Effective management services fee rate (%)
Variable Portfolio – Conservative Portfolio	0.07
Variable Portfolio – Moderately Conservative Portfolio	0.05
Variable Portfolio – Moderate Portfolio	0.07
Variable Portfolio – Moderately Aggressive Portfolio	0.07
Variable Portfolio – Aggressive Portfolio	0.05
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance
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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time.
For the six months ended June 30, 2022, each Fund’s annualized effective service fee rate as a percentage of the Fund’s average daily net assets was as follows:
Effective service fee rate (%)
Variable Portfolio – Conservative Portfolio	0.06
Variable Portfolio – Moderately Conservative Portfolio	0.06
Variable Portfolio – Moderate Portfolio	0.06
Variable Portfolio – Moderately Aggressive Portfolio	0.06
Variable Portfolio – Aggressive Portfolio	0.06
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Distribution and/or service fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 and Class 4 shares. The Funds pay no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2022 through April 30, 2023			Prior to May 1, 2022
Fund	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)
Variable Portfolio - Conservative Portfolio	0.18	0.43	0.43	0.22	0.47	0.47
Variable Portfolio - Moderately Conservative Portfolio	0.20	0.45	0.45	0.22	0.47	0.47
Variable Portfolio - Moderately Aggressive Portfolio	0.18	0.43	0.43	0.18	0.43	0.43
Variable Portfolio - Aggressive Portfolio	0.18	0.43	0.43	0.18	0.43	0.43

	Contractual expense cap July 1, 2022 through April 30, 2023			Voluntary expense cap May 1, 2022 through June 30, 2022			Contractual expense cap prior to May 1, 2022
Fund	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)
Variable Portfolio - Moderate Portfolio	0.19	0.44	0.44	0.19	0.44	0.44	0.19	0.44	0.44
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage
68	Portfolio Navigator Funds | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
For the six months ended June 30, 2022, the cost of purchases and proceeds from sales of investments in the Underlying Funds, but excluding investments in money market funds and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Variable Portfolio – Conservative Portfolio	57,962,375	112,333,557
Variable Portfolio – Moderately Conservative Portfolio	108,380,438	251,159,232
Variable Portfolio – Moderate Portfolio	1,060,470,186	1,661,546,490
Variable Portfolio – Moderately Aggressive Portfolio	355,634,922	515,740,545
Variable Portfolio – Aggressive Portfolio	148,028,076	95,682,870
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured
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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
No Fund had borrowings during the six months ended June 30, 2022.
Note 8. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
70	Portfolio Navigator Funds | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, the Investment Manager and affiliates owned 100% of Class 1, Class 2 and Class 4 shares for each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
Portfolio Navigator Funds | Semiannual Report 2022	71

Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Funds’ Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	each Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in each Fund may be subject.
72	Portfolio Navigator Funds | Semiannual Report 2022

Approval of Management Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Aggressive Portfolio, Variable Portfolio - Conservative Portfolio, Variable Portfolio - Moderate Portfolio, Variable Portfolio - Moderately Aggressive Portfolio, and Variable Portfolio - Moderately Conservative Portfolio (each, a Fund and collectively, the Funds). Under management agreements (the Management Agreements), the Investment Manager provides investment advice and other services to the Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreements. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and the Funds’ performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreements.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Management Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Funds relative to the performance of a group of mutual funds determined to be comparable to the Funds by Broadridge, as well as performance relative to benchmarks;
•	Information on the Funds’ management fees and total expenses, including information comparing the Funds’ expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Funds so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Funds’ net assets;
•	Terms of the Management Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the Funds;
•	Descriptions of various services performed by the Investment Manager under the Management Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
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Approval of Management Agreements  (continued)
(Unaudited)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Funds; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Management Agreements.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Management Agreements, the Board also took into account the organization and strength of the Funds’ and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreements and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreements, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Management Agreements supported the continuation of each of the Management Agreements.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Funds among their comparison group, (iv) the Funds’ performance relative to peers and benchmarks and (v) the net assets of the Funds. With respect to the Variable Portfolio – Aggressive Portfolio and the Variable Portfolio – Moderately Conservative Portfolio, the Board observed that each Fund’s performance for certain periods ranked above median based on information provided by Broadridge. With respect to the Variable Portfolio – Moderate Portfolio, the Variable Portfolio – Moderately Aggressive Portfolio, and the Variable Portfolio – Conservative Portfolio, the Board observed that each Fund’s performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
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Approval of Management Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of each of the Management Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the Management Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Funds’ expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Columbia Funds’ performance and expenses and the reasonableness of the Columbia Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that each Fund’s total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that each Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of each of the Management Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Columbia Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Columbia Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of each of the Management Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Funds, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Funds through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as each Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as each Fund’s assets exceed various breakpoints, all of which have not been surpassed. The Board observed that each of the Management Agreements provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as the Funds’ assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Portfolio Navigator Funds | Semiannual Report 2022	75

Approval of Management Agreements  (continued)
(Unaudited)
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of each of the Management Agreements. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Management Agreements.
76	Portfolio Navigator Funds | Semiannual Report 2022

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, are available oncolumbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Portfolio Navigator Funds | Semiannual Report 2022	77

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Portfolio Navigator Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, and/or summary prospectuses which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7069_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
CTIVP® – Principal Blue Chip Growth Fund
(formerly CTIVP® - Loomis Sayles Growth Fund)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – Principal Blue Chip Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – Principal Blue Chip Growth Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Principal Global Investors, LLC
K. William Nolin, CFA
Thomas Rozycki, CFA
Effective May 1, 2022, Principal Global Investors, LLC began serving as subadvisor to the Fund.
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-27.68	-24.57	10.45	13.09
Class 2	05/07/10	-27.77	-24.76	10.17	12.81
Russell 1000 Growth Index		-28.07	-18.77	14.29	14.80
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2022 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	99.4
Money Market Funds	0.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	12.6
Consumer Discretionary	11.6
Consumer Staples	1.0
Financials	16.0
Health Care	6.9
Industrials	11.6
Information Technology	32.8
Materials	2.0
Real Estate	5.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	723.20	1,021.37	2.95	3.46	0.69
Class 2	1,000.00	1,000.00	722.30	1,020.13	4.01	4.71	0.94
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 12.5%
Entertainment 1.5%
Netflix, Inc.(a)	162,663	28,444,879
Interactive Media & Services 9.6%
Alphabet, Inc., Class A(a)	38,540	83,988,680
Alphabet, Inc., Class C(a)	21,464	46,951,427
Meta Platforms, Inc., Class A(a)	298,430	48,121,838
Total		179,061,945
Media 1.4%
Charter Communications, Inc., Class A(a)	26,364	12,352,325
Liberty Broadband Corp., Class C(a)	118,347	13,685,647
Total		26,037,972
Total Communication Services		233,544,796
Consumer Discretionary 11.5%
Hotels, Restaurants & Leisure 1.8%
Hilton Worldwide Holdings, Inc.	298,164	33,227,396
Internet & Direct Marketing Retail 7.4%
Amazon.com, Inc.(a)	1,306,767	138,791,723
Specialty Retail 2.3%
CarMax, Inc.(a)	201,170	18,201,862
O’Reilly Automotive, Inc.(a)	39,831	25,163,632
Total		43,365,494
Total Consumer Discretionary		215,384,613
Consumer Staples 1.1%
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	40,478	19,400,296
Total Consumer Staples		19,400,296
Financials 15.9%
Capital Markets 13.0%
Brookfield Asset Management, Inc., Class A	2,102,099	93,480,342
Charles Schwab Corp. (The)	431,659	27,272,216
KKR & Co., Inc., Class A	591,863	27,397,338
Moody’s Corp.	212,958	57,918,187
S&P Global, Inc.	109,612	36,945,821
Total		243,013,904
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.9%
Progressive Corp. (The)	469,248	54,559,465
Total Financials		297,573,369
Health Care 6.9%
Health Care Equipment & Supplies 1.0%
IDEXX Laboratories, Inc.(a)	21,559	7,561,388
Intuitive Surgical, Inc.(a)	56,473	11,334,696
Total		18,896,084
Life Sciences Tools & Services 4.0%
Danaher Corp.	290,433	73,630,574
Pharmaceuticals 1.9%
Zoetis, Inc.	208,301	35,804,859
Total Health Care		128,331,517
Industrials 11.5%
Aerospace & Defense 5.1%
TransDigm Group, Inc.(a)	177,760	95,398,459
Commercial Services & Supplies 1.2%
Copart, Inc.(a)	202,308	21,982,787
Professional Services 2.3%
CoStar Group, Inc.(a)	723,098	43,682,350
Road & Rail 2.9%
Union Pacific Corp.	253,755	54,120,867
Total Industrials		215,184,463
Information Technology 32.7%
IT Services 10.4%
MasterCard, Inc., Class A	293,406	92,563,725
PayPal Holdings, Inc.(a)	103,111	7,201,272
Snowflake, Inc., Class A(a)	3,893	541,361
Visa, Inc., Class A	474,114	93,348,305
Total		193,654,663
Semiconductors & Semiconductor Equipment 0.4%
NVIDIA Corp.	54,696	8,291,367
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 21.9%
Adobe, Inc.(a)	239,307	87,600,720
Intuit, Inc.	156,281	60,236,949
Microsoft Corp.	756,651	194,330,676
Roper Technologies, Inc.	104,020	41,051,493
Salesforce, Inc.(a)	153,804	25,383,812
Total		408,603,650
Total Information Technology		610,549,680
Materials 2.0%
Chemicals 2.0%
Linde PLC	78,162	22,473,920
Sherwin-Williams Co. (The)	61,700	13,815,247
Total		36,289,167
Total Materials		36,289,167
Real Estate 5.5%
Equity Real Estate Investment Trusts (REITS) 5.5%
American Tower Corp.	372,575	95,226,444
SBA Communications Corp.	23,752	7,601,828
Total		102,828,272
Total Real Estate		102,828,272
Total Common Stocks (Cost $1,702,845,164)		1,859,086,173

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(c)	11,529,026	11,522,108
Total Money Market Funds (Cost $11,520,955)		11,522,108
Total Investments in Securities (Cost: $1,714,366,119)		1,870,608,281
Other Assets & Liabilities, Net		(3,016,724)
Net Assets		1,867,591,557

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	48,635,987	218,164,039	(255,280,421)	2,503	11,522,108	(16,191)	41,507	11,529,026
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	233,544,796	—	—	233,544,796
Consumer Discretionary	215,384,613	—	—	215,384,613
Consumer Staples	19,400,296	—	—	19,400,296
Financials	297,573,369	—	—	297,573,369
Health Care	128,331,517	—	—	128,331,517
Industrials	215,184,463	—	—	215,184,463
Information Technology	610,549,680	—	—	610,549,680
Materials	36,289,167	—	—	36,289,167
Real Estate	102,828,272	—	—	102,828,272
Total Common Stocks	1,859,086,173	—	—	1,859,086,173
Money Market Funds	11,522,108	—	—	11,522,108
Total Investments in Securities	1,870,608,281	—	—	1,870,608,281
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,702,845,164)	$1,859,086,173
Affiliated issuers (cost $11,520,955)	11,522,108
Receivable for:
Investments sold	6,356,215
Capital shares sold	66,935
Dividends	633,247
Foreign tax reclaims	57,436
Prepaid expenses	15,950
Total assets	1,877,738,064
Liabilities
Due to custodian	16,878
Payable for:
Investments purchased	9,192,077
Capital shares purchased	595,859
Management services fees	35,115
Distribution and/or service fees	401
Service fees	24,807
Compensation of board members	237,368
Compensation of chief compliance officer	203
Other expenses	43,799
Total liabilities	10,146,507
Net assets applicable to outstanding capital stock	$1,867,591,557
Represented by
Trust capital	$1,867,591,557
Total - representing net assets applicable to outstanding capital stock	$1,867,591,557
Class 1
Net assets	$1,809,623,174
Shares outstanding	42,597,137
Net asset value per share	$42.48
Class 2
Net assets	$57,968,383
Shares outstanding	1,405,961
Net asset value per share	$41.23
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022	9

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$9,278,450
Dividends — affiliated issuers	41,507
Interfund lending	713
Foreign taxes withheld	(1,481,130)
Total income	7,839,540
Expenses:
Management services fees	7,034,425
Distribution and/or service fees
Class 2	81,667
Service fees	99,071
Compensation of board members	5,450
Custodian fees	5,974
Printing and postage fees	14,780
Audit fees	14,669
Legal fees	16,485
Compensation of chief compliance officer	132
Other	63,371
Total expenses	7,336,024
Net investment income	503,516
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	437,986,166
Investments — affiliated issuers	(16,191)
Net realized gain	437,969,975
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,125,492,244)
Investments — affiliated issuers	2,503
Net change in unrealized appreciation (depreciation)	(1,125,489,741)
Net realized and unrealized loss	(687,519,766)
Net decrease in net assets resulting from operations	$(687,016,250)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income (loss)	$503,516	$(2,436,206)
Net realized gain	437,969,975	395,440,307
Net change in unrealized appreciation (depreciation)	(1,125,489,741)	46,713,222
Net increase (decrease) in net assets resulting from operations	(687,016,250)	439,717,323
Increase (decrease) in net assets from capital stock activity	74,298,495	(507,045,549)
Total decrease in net assets	(612,717,755)	(67,328,226)
Net assets at beginning of period	2,480,309,312	2,547,637,538
Net assets at end of period	$1,867,591,557	$2,480,309,312

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	2,114,030	94,422,022	2,327,217	115,966,646
Redemptions	(438,265)	(22,843,407)	(11,463,880)	(619,559,044)
Net increase (decrease)	1,675,765	71,578,615	(9,136,663)	(503,592,398)
Class 2
Subscriptions	125,203	5,671,674	111,996	5,940,036
Redemptions	(60,585)	(2,951,794)	(175,391)	(9,393,187)
Net increase (decrease)	64,618	2,719,880	(63,395)	(3,453,151)
Total net increase (decrease)	1,740,383	74,298,495	(9,200,058)	(507,045,549)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$58.74	0.01	(16.27)	(16.26)
Year Ended 12/31/2021	$49.54	(0.05)	9.25	9.20
Year Ended 12/31/2020	$37.55	0.04	11.95	11.99
Year Ended 12/31/2019	$28.50	0.17	8.88	9.05
Year Ended 12/31/2018	$29.20	0.17	(0.87)	(0.70)
Year Ended 12/31/2017	$21.95	0.10	7.15	7.25
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$57.08	(0.05)	(15.80)	(15.85)
Year Ended 12/31/2021	$48.26	(0.19)	9.01	8.82
Year Ended 12/31/2020	$36.67	(0.07)	11.66	11.59
Year Ended 12/31/2019	$27.90	0.08	8.69	8.77
Year Ended 12/31/2018	$28.66	0.10	(0.86)	(0.76)
Year Ended 12/31/2017	$21.60	0.03	7.03	7.06

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$42.48	(27.68%)	0.69%(c)	0.69%(c)	0.06%(c)	75%	$1,809,623
Year Ended 12/31/2021	$58.74	18.57%	0.68%(d)	0.68%(d)	(0.09%)	6%	$2,403,745
Year Ended 12/31/2020	$49.54	31.93%	0.69%	0.69%	0.09%	22%	$2,479,845
Year Ended 12/31/2019	$37.55	31.76%	0.69%	0.69%	0.50%	7%	$2,504,948
Year Ended 12/31/2018	$28.50	(2.40%)	0.70%	0.70%	0.57%	8%	$1,929,781
Year Ended 12/31/2017	$29.20	33.03%	0.72%	0.72%	0.39%	5%	$1,989,749
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$41.23	(27.77%)	0.94%(c)	0.94%(c)	(0.20%)(c)	75%	$57,968
Year Ended 12/31/2021	$57.08	18.28%	0.93%(d)	0.93%(d)	(0.35%)	6%	$76,565
Year Ended 12/31/2020	$48.26	31.61%	0.94%	0.94%	(0.16%)	22%	$67,793
Year Ended 12/31/2019	$36.67	31.43%	0.94%	0.94%	0.25%	7%	$55,206
Year Ended 12/31/2018	$27.90	(2.65%)	0.95%	0.95%	0.32%	8%	$44,937
Year Ended 12/31/2017	$28.66	32.68%	0.97%	0.97%	0.10%	5%	$45,101
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022	13

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
CTIVP® – Principal Blue Chip Growth Fund (formerly known as CTIVP® – Loomis Sayles Growth Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective 5/1/2022, CTIVP® – Loomis Sayles Growth Fund was renamed CTIVP® – Principal Blue Chip Growth Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
14	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022	15

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.67% of the Fund’s average daily net assets.
Subadvisory agreement
Effective May 1, 2022, the Investment Manager has entered into a Subadvisory Agreement with Principal Global Investors, LLC to serve as the subadviser to the Fund. Prior to May 1, 2022, Loomis, Sayles & Company, L.P. served as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and
16	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2022 through April 30, 2023	Prior to May 1, 2022
Class 1	0.73%	0.74%
Class 2	0.98	0.99
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,713,387,296 and $1,599,301,316, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	4,400,000	0.79	8
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective
18	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 97.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
20	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – Principal Blue Chip Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Principal Global Investors, LLC (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its March 11, 2022 Board meeting (the March Meeting), approved the engagement of Principal Global Investors, LLC (PGI) as a subadviser to the Fund for a two-year term. In addition, at the June 23, 2022 Board meeting (the June Meeting), the Board considered the renewal of the Management Agreement for an additional one-year term.  At both the
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022	21

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
March and June Meetings, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to continue or approve each of the Advisory Agreements.  Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and entering into the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the
22	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided or to be provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the approval of the Subadvisory Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the Fund’s portfolio management teams) had been taken or were contemplated to help improve the Fund’s performance.
Additionally, the Board reviewed the Subadviser’s relevant performance results versus the Fund’s benchmark and versus peers over various periods and the Investment Manager’s process for monitoring the Subadviser’s performance. The Board considered, in particular, management’s rationale for recommending the engagement of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select the Subadviser.
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022	23

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, and the Investment Manager’s willingness to take steps intended to improve performance.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the approval of the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the proposed level of subadvisory fees to be paid to the Subadviser, noting that the fees would be paid by the Investment Manager and would not impact the fees paid by the Fund.The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and the approval of the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the expected profitability to the Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the approval of the Subadvisory Agreement.
24	CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the Subadvisory Agreement and approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On March 11, 2022 and June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Subadvisory Agreement and Management Agreement, respectively were fair and reasonable in light of the extent and quality of services provided (or proposed to be provided with respect to the Subadvisory Agreement), and approved the Subadvisory Agreement and the renewal of the Management Agreement.
CTIVP® – Principal Blue Chip Growth Fund | Semiannual Report 2022	25

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CTIVP® – Principal Blue Chip Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7032_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio - Government Money Market Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio - Government Money Market Fund (the Fund)  holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Monthly portfolio holdings
The Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q for periods ended prior to and including March 31, 2019. The Fund’s Form N-Qs are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
The Fund’s portfolio holdings since March 31, 2019 are filed with the SEC monthly on Form N-MFP. The Fund’s portfolio holdings, as filed on Form N-MFP, are available on columbiathreadneedleus.com/investor/ or are available on the SEC’s website at sec.gov and can be obtained without a charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio - Government Money Market Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio management
John McColley
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	0.06	0.07	0.82	0.42
Class 2	05/03/10	0.06	0.07	0.68	0.34
Class 3	10/13/81	0.06	0.07	0.75	0.38
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
Prior to May 1, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold to any significant extent (i.e., over 0.5% of total assets). Consequently, the performance information may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Repurchase Agreements	12.9
Treasury Bills	7.8
U.S. Government & Agency Obligations	75.3
U.S. Treasury Obligations	4.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,000.60	1,023.55	1.24	1.25	0.25
Class 2	1,000.00	1,000.00	1,000.60	1,023.46	1.34	1.35	0.27
Class 3	1,000.00	1,000.00	1,000.60	1,023.51	1.29	1.30	0.26
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
From time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not limited the expenses of the Fund during the six months ended June 30, 2022, the annualized expense ratios would have been 0.45% for all classes. The actual expenses paid would have been $2.23 for all classes. The hypothetical expenses paid would have been $2.26 for all classes.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Repurchase Agreements 12.7%
Issuer	Yield	Principal Amount ($)	Value ($)
Tri-party RBC Dominion Securities, Inc.
dated 06/30/2022, matures 07/01/2022
repurchase price $30,001,217 (collateralized by U.S. Treasury Securities, Market Value $30,600,006)
	1.460%	30,000,000	30,000,000
Tri-party TD Securities (USA) LLC
dated 06/30/2022, matures 07/01/2022
repurchase price $30,001,292 (collateralized by U.S. Treasury Securities, Market Value $30,600,083)
	1.550%	30,000,000	30,000,000
Total Repurchase Agreements (Cost $60,000,000)			60,000,000

Treasury Bills 7.6%

United States 7.6%
U.S. Treasury Bills
07/07/2022	0.650%	10,000,000	9,998,753
07/19/2022	0.820%	11,000,000	10,995,328
08/02/2022	0.830%	7,000,000	6,994,770
08/16/2022	0.920%	8,000,000	7,990,540
Total			35,979,391
Total Treasury Bills (Cost $35,979,391)			35,979,391

U.S. Government & Agency Obligations 74.2%

Federal Agricultural Mortgage Corp.
11/17/2022	1.350%	5,000,000	5,000,000
05/12/2023	2.300%	3,500,000	3,500,000
Federal Agricultural Mortgage Corp. Discount Notes
10/31/2022	1.230%	1,000,000	995,867
Federal Farm Credit Banks Discount Notes
07/05/2022	1.040%	10,000,000	9,998,578
07/07/2022	1.130%	10,000,000	9,997,833
07/14/2022	0.830%	1,500,000	1,499,523
07/20/2022	1.350%	13,000,000	12,990,394
07/22/2022	1.320%	5,000,000	4,996,033
Federal Farm Credit Banks Funding Corp.
10/13/2022	0.090%	4,750,000	4,749,712
01/18/2023	0.460%	4,000,000	4,000,000
Federal Home Loan Banks
07/01/2022	0.780%	10,000,000	10,000,000
12/12/2022	0.210%	4,250,000	4,250,000
03/21/2023	1.250%	2,000,000	2,000,000
03/21/2023	1.300%	2,000,000	2,000,000
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal Home Loan Banks(a)
SOFR + 0.000% 08/19/2022	1.510%	15,000,000	15,000,000
SOFR + 0.010% 09/21/2022	1.520%	9,000,000	9,000,000
SOFR + 0.020% 12/16/2022	1.530%	8,000,000	8,000,000
Federal Home Loan Banks(b)
03/30/2023	1.120%	2,750,000	2,750,000
Federal Home Loan Banks Discount Notes
07/05/2022	0.640%	11,000,000	10,999,041
07/08/2022	0.750%	7,000,000	6,998,853
07/12/2022	0.810%	12,000,000	11,996,810
07/13/2022	0.820%	3,000,000	2,999,125
07/14/2022	0.820%	6,000,000	5,998,104
07/15/2022	0.820%	9,000,000	8,996,955
07/20/2022	0.840%	16,000,000	15,992,651
07/21/2022	0.820%	9,500,000	9,495,514
07/22/2022	0.840%	26,000,000	25,986,843
08/05/2022	0.950%	10,000,000	9,990,667
08/08/2022	0.930%	10,000,000	9,990,078
08/12/2022	0.940%	3,000,000	2,996,692
08/17/2022	0.990%	10,000,000	9,987,010
Federal Home Loan Mortgage Corp.
07/25/2022	0.140%	4,030,000	4,029,956
Federal Home Loan Mortgage Corp.(a)
SOFR + 0.095% 08/19/2022	1.600%	5,000,000	5,000,639
SOFR + 0.100% 08/19/2022	1.610%	2,000,000	2,000,000
Federal Home Loan Mortgage Corp.(b)
04/05/2023	1.250%	2,750,000	2,750,000
Federal Home Loan Mortgage Corp. Discount Notes
08/17/2022	1.070%	9,000,000	8,987,310
08/24/2022	1.120%	8,000,000	7,986,560
08/29/2022	1.620%	5,000,000	4,986,725
09/01/2022	1.150%	5,000,000	4,990,097
09/06/2022	1.780%	18,272,000	18,211,545
Federal National Mortgage Association Discount Notes
08/10/2022	1.000%	19,000,000	18,978,761
08/17/2022	1.540%	1,100,000	1,097,774
08/31/2022	1.190%	16,000,000	15,967,839
09/07/2022	1.300%	10,000,000	9,975,444
09/21/2022	1.850%	1,741,000	1,733,703
Total U.S. Government & Agency Obligations (Cost $349,852,636)			349,852,636

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
U.S. Treasury Obligations 4.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
3-month U.S. Treasury Index + 0.049% 01/31/2023	1.807%	12,500,000	12,500,149
3-month U.S. Treasury Index + 0.034% 04/30/2023	1.792%	6,250,000	6,250,210
Total U.S. Treasury Obligations (Cost $18,750,359)			18,750,359
Total Investments in Securities (Cost: $464,582,386)	464,582,386
Other Assets & Liabilities, Net	7,263,310
Net Assets	471,845,696

Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of June 30, 2022.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2022.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	60,000,000	—	60,000,000
Treasury Bills	—	35,979,391	—	35,979,391
U.S. Government & Agency Obligations	—	349,852,636	—	349,852,636
U.S. Treasury Obligations	—	18,750,359	—	18,750,359
Total Investments in Securities	—	464,582,386	—	464,582,386
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $404,582,386)	$404,582,386
Repurchase agreements (cost $60,000,000)	60,000,000
Cash	7,847,188
Receivable for:
Capital shares sold	187,241
Interest	141,953
Expense reimbursement due from Investment Manager	342
Prepaid expenses	6,364
Trustees’ deferred compensation plan	394
Total assets	472,765,868
Liabilities
Payable for:
Capital shares purchased	757,313
Distributions to shareholders	7,028
Management services fees	5,042
Service fees	26,590
Compensation of board members	98,013
Compensation of chief compliance officer	52
Other expenses	25,740
Trustees’ deferred compensation plan	394
Total liabilities	920,172
Net assets applicable to outstanding capital stock	$471,845,696
Represented by
Paid in capital	471,923,309
Total distributable earnings (loss)	(77,613)
Total - representing net assets applicable to outstanding capital stock	$471,845,696
Class 1
Net assets	$87,290,290
Shares outstanding	87,212,235
Net asset value per share	$1.00
Class 2
Net assets	$154,554,650
Shares outstanding	154,576,812
Net asset value per share	$1.00
Class 3
Net assets	$230,000,756
Shares outstanding	229,907,144
Net asset value per share	$1.00
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022	9

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Interest	$848,892
Total income	848,892
Expenses:
Management services fees	829,205
Distribution and/or service fees
Class 2	161,131
Class 3	130,788
Service fees	132,979
Compensation of board members	4,051
Custodian fees	3,628
Printing and postage fees	13,389
Audit fees	14,669
Legal fees	7,179
Compensation of chief compliance officer	37
Other	4,953
Total expenses	1,302,009
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(461,061)
Fees waived by distributor
Class 2	(161,132)
Class 3	(130,788)
Total net expenses	549,028
Net investment income	299,864
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,905)
Net realized loss	(2,905)
Net realized and unrealized loss	(2,905)
Net increase in net assets resulting from operations	$296,959
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$299,864	$42,075
Net realized gain (loss)	(2,905)	666
Net increase in net assets resulting from operations	296,959	42,741
Distributions to shareholders
Net investment income and net realized gains
Class 1	(55,950)	(18,204)
Class 2	(96,484)	(23,376)
Class 3	(144,894)	(43,000)
Total distributions to shareholders	(297,328)	(84,580)
Increase (decrease) in net assets from capital stock activity	75,856,230	(44,067,138)
Total increase (decrease) in net assets	75,855,861	(44,108,977)
Net assets at beginning of period	395,989,835	440,098,812
Net assets at end of period	$471,845,696	$395,989,835

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	8,731,843	8,731,843	19,294,070	19,294,070
Distributions reinvested	54,678	54,678	18,178	18,178
Redemptions	(9,613,159)	(9,613,159)	(26,248,081)	(26,248,081)
Net decrease	(826,638)	(826,638)	(6,935,833)	(6,935,833)
Class 2
Subscriptions	60,408,939	60,408,940	48,743,078	48,743,078
Distributions reinvested	94,214	94,214	23,376	23,376
Redemptions	(15,108,602)	(15,108,602)	(46,839,328)	(46,839,328)
Net increase	45,394,551	45,394,552	1,927,126	1,927,126
Class 3
Subscriptions	48,889,151	48,889,150	22,252,578	22,252,578
Distributions reinvested	141,517	141,517	43,010	43,010
Redemptions	(17,742,351)	(17,742,351)	(61,354,019)	(61,354,019)
Net increase (decrease)	31,288,317	31,288,316	(39,058,431)	(39,058,431)
Total net increase (decrease)	75,856,230	75,856,230	(44,067,138)	(44,067,138)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return is not annualized for periods of less than one year.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$1.00	0.00(b)	(0.00)(b)	0.00(b)	(0.00)(b)	—	(0.00)(b)
Year Ended 12/31/2021	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2020	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2019	$1.00	0.02	0.00(b)	0.02	(0.02)	(0.00)(b)	(0.02)
Year Ended 12/31/2018	$1.00	0.02	0.00(b)	0.02	(0.02)	—	(0.02)
Year Ended 12/31/2017	$1.00	0.00(b)	0.00	0.00(b)	(0.00)(b)	—	(0.00)(b)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$1.00	0.00(b)	(0.00)(b)	0.00(b)	(0.00)(b)	—	(0.00)(b)
Year Ended 12/31/2021	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2020	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2019	$1.00	0.02	0.00(b)	0.02	(0.02)	(0.00)(b)	(0.02)
Year Ended 12/31/2018	$1.00	0.01	0.00(b)	0.01	(0.01)	—	(0.01)
Year Ended 12/31/2017	$1.00	0.00(b)	0.00	0.00(b)	(0.00)(b)	—	(0.00)(b)
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$1.00	0.00(b)	(0.00)(b)	0.00(b)	(0.00)(b)	—	(0.00)(b)
Year Ended 12/31/2021	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2020	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2019	$1.00	0.02	0.00(b)	0.02	(0.02)	(0.00)(b)	(0.02)
Year Ended 12/31/2018	$1.00	0.01	0.00(b)	0.01	(0.01)	—	(0.01)
Year Ended 12/31/2017	$1.00	0.00(b)	0.00	0.00(b)	(0.00)(b)	—	(0.00)(b)

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)	Rounds to zero.
(c)	Annualized.
(d)	Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	6/30/2022	12/31/2021	12/31/2020
Class 1	0.20%	0.40%	0.23%
Class 2	0.43%	0.66%	0.46%
Class 3	0.32%	0.53%	0.33%
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$1.00	0.06%	0.47%(c)	0.25%(c),(d)	0.13%(c)	$87,290
Year Ended 12/31/2021	$1.00	0.02%	0.48%	0.05%(d)	0.01%	$88,117
Year Ended 12/31/2020	$1.00	0.31%	0.49%	0.21%(d)	0.23%	$95,062
Year Ended 12/31/2019	$1.00	1.89%	0.47%	0.36%	1.87%	$86,841
Year Ended 12/31/2018	$1.00	1.51%	0.46%	0.32%	1.77%	$301,167
Year Ended 12/31/2017	$1.00	0.43%	0.50%	0.45%	0.42%	$44,578
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$1.00	0.06%	0.73%(c)	0.27%(c),(d)	0.15%(c)	$154,555
Year Ended 12/31/2021	$1.00	0.02%	0.73%	0.04%(d)	0.01%	$109,160
Year Ended 12/31/2020	$1.00	0.24%	0.74%	0.23%(d)	0.13%	$107,245
Year Ended 12/31/2019	$1.00	1.64%	0.72%	0.62%	1.60%	$61,083
Year Ended 12/31/2018	$1.00	1.26%	0.72%	0.59%	1.36%	$67,341
Year Ended 12/31/2017	$1.00	0.18%	0.75%	0.70%	0.17%	$32,860
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$1.00	0.06%	0.60%(c)	0.26%(c),(d)	0.14%(c)	$230,001
Year Ended 12/31/2021	$1.00	0.02%	0.61%	0.05%(d)	0.01%	$198,713
Year Ended 12/31/2020	$1.00	0.28%	0.61%	0.23%(d)	0.20%	$237,792
Year Ended 12/31/2019	$1.00	1.77%	0.60%	0.49%	1.72%	$181,970
Year Ended 12/31/2018	$1.00	1.38%	0.60%	0.48%	1.36%	$209,931
Year Ended 12/31/2017	$1.00	0.30%	0.62%	0.57%	0.29%	$224,799
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022	13

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio - Government Money Market Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Certain securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or
14	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2022:
	RBC Dominion Securities ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	30,000,000	30,000,000	60,000,000
Total financial and derivative net assets	30,000,000	30,000,000	60,000,000
Total collateral received (pledged) (a)	30,000,000	30,000,000	60,000,000
Net amount (b)	-	-	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared daily and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year to seek to maintain a net asset value of $1.00 per share, unless such capital gains are offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022	15

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.39% to 0.18% as the Fund’s net assets increase. Effective July 1, 2022, the management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.33% to 0.12% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.39% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
16	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
The Distributor has voluntarily agreed to waive the distribution fees for Class 2 and Class 3 shares, so that the Fund will not pay distribution fees for these share classes. This arrangement may be modified or terminated by the Distributor at any time. Effective at the close of business July 31, 2022, this arrangement will be terminated.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2023
Class 1	0.45%
Class 2	0.70
Class 3	0.575
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund with the intent of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice to shareholders and, accordingly, any positive net yield resulting therefrom will cease. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class 2 and Class 3 distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement. Effective at the close of business July 31, 2022, Class 2 and Class 3 distribution fee waivers will be terminated.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2022, the cost of all investments for federal income tax purposes was approximately $464,582,000. Tax cost of investments may also include timing differences that do not constitute adjustments to tax basis.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the six months ended June 30, 2022.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
18	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Government money market fund risk
Although government money market funds (such as the Fund) may seek to preserve the value of shareholders’ investment at $1.00 per share, the net asset values of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of $1.00 per share.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 89.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
20	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Government Money Market Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022	21

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took
22	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the percentage ranking of the Fund among its comparison group, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. The Board also considered the benefits of the proposed reduction in the Fund’s management fees (the Proposed Reduction).
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022	23

Approval of Management Agreement  (continued)
(Unaudited)
Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. In this regard, the Board noted the Proposed Reduction.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
24	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2022

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Columbia Variable Portfolio - Government Money Market Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7009_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Overseas Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Overseas Core Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Overseas Core Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with capital appreciation.
Portfolio management
Fred Copper, CFA
Co-Portfolio Manager
Managed Fund since 2018
Daisuke Nomoto, CMA (SAAJ)
Co-Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-19.39	-18.70	2.43	4.95
Class 2	05/03/10	-19.57	-18.93	2.16	4.68
Class 3	01/13/92	-19.52	-18.86	2.29	4.81
MSCI EAFE Index (Net)		-19.57	-17.77	2.20	5.40
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	5.9
Consumer Discretionary	8.4
Consumer Staples	13.3
Energy	8.9
Financials	14.4
Health Care	13.5
Industrials	13.6
Information Technology	11.0
Materials	7.6
Real Estate	2.2
Utilities	1.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2022)
Australia	2.9
Austria	0.5
Brazil	0.7
Canada	6.1
China	0.6
Denmark	1.1
Finland	1.7
France	4.6
Country breakdown (%) (at June 30, 2022)
Germany	4.2
Hong Kong	1.8
Ireland	1.3
Israel	2.3
Japan	20.7
Netherlands	8.9
Norway	2.2
Pakistan	0.1
Russian Federation	0.0(a)
Singapore	2.1
South Africa	0.5
South Korea	2.3
Spain	1.2
Sweden	2.0
Switzerland	5.4
Taiwan	3.6
United Kingdom	15.5
United States(b)	7.7
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	806.10	1,020.93	3.49	3.91	0.78
Class 2	1,000.00	1,000.00	804.30	1,019.69	4.61	5.16	1.03
Class 3	1,000.00	1,000.00	804.80	1,020.28	4.07	4.56	0.91
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Australia 2.9%
Ansell Ltd.	1,643,510	25,262,268
Paladin Energy Ltd.(a)	30,034,606	12,052,959
Santos Ltd.	11,881,630	60,242,023
Total		97,557,250
Austria 0.5%
Kontron AG	1,179,725	17,467,824
Brazil 0.7%
JBS SA	4,136,239	25,014,468
Canada 6.1%
Alimentation Couche-Tard, Inc.	1,761,480	68,710,310
Cameco Corp.	2,234,504	46,969,274
West Fraser Timber Co., Ltd.	235,328	18,057,292
Whitecap Resources, Inc.	3,217,357	22,345,534
Yamana Gold, Inc.	11,334,183	52,703,951
Total		208,786,361
China 0.6%
Li Ning Co., Ltd.	2,088,500	19,446,218
Denmark 1.1%
Novo Nordisk A/S, Class B	334,122	37,054,930
Finland 1.7%
UPM-Kymmene OYJ	1,903,625	58,371,422
France 4.6%
DBV Technologies SA, ADR(a)	682,508	1,740,395
Eiffage SA	759,318	68,687,910
Sanofi	277,371	27,971,774
TotalEnergies SE	796,273	41,913,397
Worldline SA(a)	420,367	15,679,434
Total		155,992,910
Germany 4.2%
Aroundtown SA	5,632,204	18,014,035
Covestro AG	702,810	24,421,737
Duerr AG	765,927	17,759,826
E.ON SE	4,716,356	39,726,226
KION Group AG	578,094	24,200,301
Common Stocks (continued)
Issuer	Shares	Value ($)
TeamViewer AG(a)	2,000,756	20,007,784
Total		144,129,909
Hong Kong 1.8%
Hong Kong Exchanges and Clearing Ltd.	765,000	37,834,044
WH Group Ltd.	30,620,750	23,700,019
Total		61,534,063
Ireland 1.3%
Amarin Corp. PLC, ADR(a)	511,857	762,667
Flutter Entertainment PLC(a)	438,075	44,411,074
Total		45,173,741
Israel 2.3%
Bank Hapoalim BM	4,313,898	36,224,783
Check Point Software Technologies Ltd.(a)	338,002	41,161,884
Total		77,386,667
Japan 20.7%
Amano Corp.	1,433,300	24,801,853
BayCurrent Consulting, Inc.	150,100	40,129,568
COMSYS Holdings Corp.	1,937,000	36,875,338
Denso Corp.	407,200	21,493,027
ExaWizards, Inc.(a)	1,067,100	4,129,086
Invincible Investment Corp.	87,348	25,729,215
ITOCHU Corp.	2,518,700	67,949,410
JustSystems Corp.	464,400	13,216,835
Kinden Corp.	1,459,900	16,849,937
Koito Manufacturing Co., Ltd.	883,200	28,052,086
MatsukiyoCocokara & Co.	1,736,500	70,223,112
Meitec Corp.	1,195,200	19,267,597
Mitsubishi UFJ Financial Group, Inc.	3,828,500	20,482,675
Money Forward, Inc.(a)	217,800	5,482,063
Net Protections Holdings, Inc.(a)	790,700	2,800,799
Nihon M&A Center Holdings, Inc.	2,631,800	28,055,393
Nippon Telegraph & Telephone Corp.	673,600	19,354,663
ORIX Corp.	3,254,600	54,546,607
Round One Corp.	3,200,000	35,982,214
Shionogi & Co., Ltd.	612,500	31,261,045
Ship Healthcare Holdings, Inc.	2,299,400	41,040,234
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Takeda Pharmaceutical Co., Ltd.	2,029,385	57,002,080
Takuma Co., Ltd.	1,075,700	10,545,764
Uchida Yoko Co., Ltd.	402,700	14,874,813
ValueCommerce Co., Ltd.	609,700	14,181,203
Total		704,326,617
Netherlands 8.9%
ABN AMRO Bank NV	3,037,378	34,129,687
ASR Nederland NV	949,398	38,276,857
ING Groep NV	4,146,647	40,851,133
Koninklijke Ahold Delhaize NV	1,404,280	36,552,032
Prosus NV(a)	700,752	45,376,246
Shell PLC	3,141,175	81,505,769
Signify NV	791,320	26,105,881
Total		302,797,605
Norway 2.2%
SalMar ASA	673,609	47,688,966
Yara International ASA	639,782	26,807,521
Total		74,496,487
Pakistan 0.1%
Lucky Cement Ltd.(a)	1,879,752	4,216,891
Russian Federation —%
Lukoil PJSC, ADR(b),(c),(d)	133,228	0
Singapore 2.1%
BW LPG Ltd.	2,469,376	18,347,118
Venture Corp., Ltd.	4,326,900	51,829,737
Total		70,176,855
South Africa 0.5%
Impala Platinum Holdings Ltd.	1,650,101	18,306,947
South Korea 2.3%
Hyundai Home Shopping Network Corp.	275,018	10,745,048
Samsung Electronics Co., Ltd.	959,119	42,304,206
Youngone Corp.	877,091	26,038,582
Total		79,087,836
Spain 1.1%
ACS Actividades de Construccion y Servicios SA	1,214,142	29,590,661
Tecnicas Reunidas SA(a)	1,041,136	7,712,060
Total		37,302,721
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.0%
Granges AB	1,491,468	11,204,426
Samhallsbyggnadsbolaget i Norden AB	16,951,249	28,333,277
Sandvik AB	1,059,730	17,270,534
Stillfront Group AB(a)	4,894,224	10,865,300
Total		67,673,537
Switzerland 5.4%
Landis+Gyr Group AG(a)	451,127	23,675,664
Nestlé SA, Registered Shares	342,138	39,986,612
Roche Holding AG, Genusschein Shares	155,397	51,949,194
UBS AG	4,182,145	67,611,610
Total		183,223,080
Taiwan 3.6%
Fubon Financial Holding Co., Ltd.	30,157,100	60,656,463
Parade Technologies Ltd.	1,121,000	43,641,275
Tripod Technology Corp.	4,802,000	18,016,408
Total		122,314,146
United Kingdom 15.5%
AstraZeneca PLC, ADR	1,949,379	128,795,470
British American Tobacco PLC	1,913,368	82,015,130
Crest Nicholson Holdings PLC	3,438,614	10,253,517
DCC PLC	810,026	50,397,033
Intermediate Capital Group PLC	1,097,795	17,551,065
JD Sports Fashion PLC(a)	27,594,504	38,881,138
John Wood Group PLC(a)	4,333,030	8,228,372
Just Group PLC	15,079,437	13,127,546
Liberty Global PLC, Class C(a)	3,022,338	66,763,446
TP Icap Group PLC	18,365,109	25,105,616
Vodafone Group PLC	56,690,848	88,148,180
Total		529,266,513
United States 6.0%
ACADIA Pharmaceuticals, Inc.(a)	115,625	1,629,156
Aerie Pharmaceuticals, Inc.(a)	540,033	4,050,248
Broadcom, Inc.	58,926	28,626,840
Burford Capital Ltd.	3,592,101	36,244,299
Insmed, Inc.(a)	398,596	7,860,313
Jazz Pharmaceuticals PLC(a)	197,820	30,861,898
Livent Corp.(a)	1,852,194	42,026,282

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Primo Water Corp.	3,758,000	50,282,040
Quotient Ltd.(a)	1,569,377	376,650
Sage Therapeutics, Inc.(a)	139,739	4,513,570
Total		206,471,296
Total Common Stocks (Cost $4,025,131,051)		3,347,576,294

Exchange-Traded Equity Funds 0.6%
	Shares	Value ($)
United States 0.6%
iShares MSCI EAFE ETF	336,069	21,000,952
Total Exchange-Traded Equity Funds (Cost $23,684,277)		21,000,952

Rights 0.1%
Issuer	Shares	Value ($)
Spain 0.1%
ACS Actividades de Construccion y Servicios SA(a),(d)	1,214,142	1,838,560
Total Rights (Cost $1,888,183)		1,838,560

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(e),(f)	33,323,233	33,303,239
Total Money Market Funds (Cost $33,300,277)		33,303,239
Total Investments in Securities (Cost $4,084,003,788)		3,403,719,045
Other Assets & Liabilities, Net		5,008,735
Net Assets		$3,408,727,780

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
217,710,000 CAD	170,155,728 USD	State Street	07/14/2022	1,023,537	—
46,184,000 CHF	47,476,277 USD	State Street	07/14/2022	—	(929,384)
49,794,000 EUR	52,661,692 USD	State Street	07/14/2022	448,101	—
22,701,000 GBP	27,558,801 USD	State Street	07/14/2022	—	(79,621)
14,193,290,000 JPY	108,586,219 USD	State Street	07/14/2022	3,919,605	—
107,537,483,000 KRW	84,648,523 USD	State Street	07/14/2022	1,630,984	—
431,272,000 NOK	44,280,964 USD	State Street	07/14/2022	488,065	—
170,819,000 NOK	17,114,417 USD	State Street	07/14/2022	—	(231,154)
552,222,000 SEK	56,243,870 USD	State Street	07/14/2022	2,244,964	—
3,382,485,000 TWD	114,447,132 USD	State Street	07/14/2022	619,209	—
13,691,195 USD	19,853,000 AUD	State Street	07/14/2022	13,292	—
103,850,384 USD	147,191,000 AUD	State Street	07/14/2022	—	(2,244,731)
37,755,660 USD	48,852,000 CAD	State Street	07/14/2022	195,954	—
82,943,316 USD	80,494,000 CHF	State Street	07/14/2022	1,422,813	—
40,520,371 USD	285,932,000 DKK	State Street	07/14/2022	—	(209,171)
251,578,485 USD	237,541,000 EUR	State Street	07/14/2022	—	(2,494,893)
28,087,543 USD	22,701,000 GBP	State Street	07/14/2022	—	(449,121)
24,139,499 USD	3,264,993,000 JPY	State Street	07/14/2022	—	(62,223)
60,183,433 USD	93,346,000 NZD	State Street	07/14/2022	—	(1,888,390)
81,536,140 USD	807,962,000 SEK	State Street	07/14/2022	—	(2,529,756)
82,883,826 USD	114,044,000 SGD	State Street	07/14/2022	—	(795,912)
Total				12,006,524	(11,914,356)
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At June 30, 2022, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC, ADR	01/25/2022-01/26/2022	133,228	10,912,642	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	22,731,087	311,924,057	(301,354,867)	2,962	33,303,239	(12,880)	52,360	33,323,233
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	97,557,250	—	97,557,250
Austria	—	17,467,824	—	17,467,824
Brazil	25,014,468	—	—	25,014,468
Canada	208,786,361	—	—	208,786,361
China	—	19,446,218	—	19,446,218
Denmark	—	37,054,930	—	37,054,930
Finland	—	58,371,422	—	58,371,422
France	1,740,395	154,252,515	—	155,992,910
Germany	—	144,129,909	—	144,129,909
Hong Kong	—	61,534,063	—	61,534,063
Ireland	762,667	44,411,074	—	45,173,741
Israel	41,161,884	36,224,783	—	77,386,667
Japan	—	704,326,617	—	704,326,617
Netherlands	—	302,797,605	—	302,797,605
Norway	—	74,496,487	—	74,496,487
Pakistan	—	4,216,891	—	4,216,891
Russian Federation	—	—	0*	0*
Singapore	—	70,176,855	—	70,176,855
South Africa	—	18,306,947	—	18,306,947
South Korea	—	79,087,836	—	79,087,836
Spain	—	37,302,721	—	37,302,721
Sweden	—	67,673,537	—	67,673,537
Switzerland	—	183,223,080	—	183,223,080
Taiwan	—	122,314,146	—	122,314,146
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
United Kingdom	195,558,916	333,707,597	—	529,266,513
United States	206,471,296	—	—	206,471,296
Total Common Stocks	679,495,987	2,668,080,307	0*	3,347,576,294
Exchange-Traded Equity Funds	21,000,952	—	—	21,000,952
Rights
Spain	—	—	1,838,560	1,838,560
Total Rights	—	—	1,838,560	1,838,560
Money Market Funds	33,303,239	—	—	33,303,239
Total Investments in Securities	733,800,178	2,668,080,307	1,838,560	3,403,719,045
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	12,006,524	—	12,006,524
Liability
Forward Foreign Currency Exchange Contracts	—	(11,914,356)	—	(11,914,356)
Total	733,800,178	2,668,172,475	1,838,560	3,403,811,213

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022	11

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,050,703,511)	$3,370,415,806
Affiliated issuers (cost $33,300,277)	33,303,239
Foreign currency (cost $3,907,972)	3,907,993
Unrealized appreciation on forward foreign currency exchange contracts	12,006,524
Receivable for:
Investments sold	731
Capital shares sold	82,776
Dividends	7,302,500
Foreign tax reclaims	6,329,726
Prepaid expenses	17,138
Other assets	10,808
Total assets	3,433,377,241
Liabilities
Due to custodian	191
Unrealized depreciation on forward foreign currency exchange contracts	11,914,356
Payable for:
Investments purchased	12,077,188
Capital shares purchased	231,517
Foreign capital gains taxes deferred	1,972
Management services fees	66,502
Distribution and/or service fees	1,051
Service fees	28,550
Compensation of board members	186,176
Compensation of chief compliance officer	403
Other expenses	141,555
Total liabilities	24,649,461
Net assets applicable to outstanding capital stock	$3,408,727,780
Represented by
Paid in capital	4,043,985,027
Total distributable earnings (loss)	(635,257,247)
Total - representing net assets applicable to outstanding capital stock	$3,408,727,780
Class 1
Net assets	$3,150,083,677
Shares outstanding	283,357,761
Net asset value per share	$11.12
Class 2
Net assets	$70,748,783
Shares outstanding	6,417,943
Net asset value per share	$11.02
Class 3
Net assets	$187,895,320
Shares outstanding	16,950,619
Net asset value per share	$11.08
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$70,474,323
Dividends — affiliated issuers	52,360
Foreign taxes withheld	(10,331,411)
Total income	60,195,272
Expenses:
Management services fees	14,592,874
Distribution and/or service fees
Class 2	100,969
Class 3	135,480
Service fees	120,263
Compensation of board members	17,972
Custodian fees	268,777
Printing and postage fees	21,229
Audit fees	46,219
Legal fees	25,269
Interest on interfund lending	40
Compensation of chief compliance officer	249
Other	70,429
Total expenses	15,399,770
Net investment income	44,795,502
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	28,628,354
Investments — affiliated issuers	(12,880)
Foreign currency translations	(1,583,843)
Forward foreign currency exchange contracts	(5,532,266)
Options purchased	363,866
Options contracts written	2,387,455
Net realized gain	24,250,686
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(893,626,984)
Investments — affiliated issuers	2,962
Foreign currency translations	(542,361)
Forward foreign currency exchange contracts	(928,956)
Foreign capital gains tax	(1,972)
Net change in unrealized appreciation (depreciation)	(895,097,311)
Net realized and unrealized loss	(870,846,625)
Net decrease in net assets resulting from operations	$(826,051,123)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022	13

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$44,795,502	$76,376,161
Net realized gain	24,250,686	257,831,908
Net change in unrealized appreciation (depreciation)	(895,097,311)	(183,503)
Net increase (decrease) in net assets resulting from operations	(826,051,123)	334,024,566
Distributions to shareholders
Net investment income and net realized gains
Class 1	(277,530,934)	(128,172,640)
Class 2	(6,228,789)	(2,236,696)
Class 3	(16,564,749)	(8,105,983)
Total distributions to shareholders	(300,324,472)	(138,515,319)
Increase in net assets from capital stock activity	220,771,845	1,340,753,040
Total increase (decrease) in net assets	(905,603,750)	1,536,262,287
Net assets at beginning of period	4,314,331,530	2,778,069,243
Net assets at end of period	$3,408,727,780	$4,314,331,530

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	762,610	9,752,670	89,123,190	1,331,060,455
Distributions reinvested	24,165,063	277,530,934	8,495,689	128,172,640
Redemptions	(5,559,081)	(79,232,430)	(8,246,594)	(129,386,621)
Net increase	19,368,592	208,051,174	89,372,285	1,329,846,474
Class 2
Subscriptions	316,803	4,286,670	2,178,116	32,619,525
Distributions reinvested	547,986	6,228,789	149,237	2,236,696
Redemptions	(419,977)	(5,708,701)	(678,738)	(10,282,727)
Net increase	444,812	4,806,758	1,648,615	24,573,494
Class 3
Subscriptions	19,834	268,865	43,097	656,261
Distributions reinvested	1,448,223	16,564,749	538,351	8,105,983
Redemptions	(651,770)	(8,919,701)	(1,484,276)	(22,429,172)
Net increase (decrease)	816,287	7,913,913	(902,828)	(13,666,928)
Total net increase	20,629,691	220,771,845	90,118,072	1,340,753,040
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022

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Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$15.08	0.16	(3.06)	(2.90)	(0.10)	(0.96)	(1.06)
Year Ended 12/31/2021	$14.18	0.29	1.12	1.41	(0.19)	(0.32)	(0.51)
Year Ended 12/31/2020	$13.40	0.19	0.95	1.14	(0.21)	(0.15)	(0.36)
Year Ended 12/31/2019	$12.74	0.29	2.71	3.00	(0.29)	(2.05)	(2.34)
Year Ended 12/31/2018	$15.71	0.29	(2.84)	(2.55)	(0.42)	—	(0.42)
Year Ended 12/31/2017	$12.58	0.19	3.23	3.42	(0.29)	—	(0.29)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$14.98	0.14	(3.05)	(2.91)	(0.09)	(0.96)	(1.05)
Year Ended 12/31/2021	$14.09	0.23	1.14	1.37	(0.16)	(0.32)	(0.48)
Year Ended 12/31/2020	$13.32	0.17	0.93	1.10	(0.18)	(0.15)	(0.33)
Year Ended 12/31/2019	$12.67	0.26	2.69	2.95	(0.25)	(2.05)	(2.30)
Year Ended 12/31/2018	$15.62	0.26	(2.83)	(2.57)	(0.38)	—	(0.38)
Year Ended 12/31/2017	$12.52	0.16	3.20	3.36	(0.26)	—	(0.26)
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$15.05	0.15	(3.06)	(2.91)	(0.10)	(0.96)	(1.06)
Year Ended 12/31/2021	$14.15	0.26	1.14	1.40	(0.18)	(0.32)	(0.50)
Year Ended 12/31/2020	$13.38	0.18	0.93	1.11	(0.19)	(0.15)	(0.34)
Year Ended 12/31/2019	$12.72	0.28	2.70	2.98	(0.27)	(2.05)	(2.32)
Year Ended 12/31/2018	$15.68	0.28	(2.84)	(2.56)	(0.40)	—	(0.40)
Year Ended 12/31/2017	$12.56	0.18	3.22	3.40	(0.28)	—	(0.28)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$11.12	(19.39%)	0.78%(c),(d)	0.78%(c),(d)	2.32%(c)	17%	$3,150,084
Year Ended 12/31/2021	$15.08	9.96%	0.78%(e)	0.78%(e)	1.91%	29%	$3,982,053
Year Ended 12/31/2020	$14.18	9.12%	0.84%	0.84%	1.56%	26%	$2,476,011
Year Ended 12/31/2019	$13.40	25.47%	0.89%	0.89%	2.21%	39%	$948,377
Year Ended 12/31/2018	$12.74	(16.63%)	0.89%(e)	0.89%(e)	1.96%	113%	$706,469
Year Ended 12/31/2017	$15.71	27.52%	0.91%	0.90%	1.38%	41%	$792,289
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$11.02	(19.57%)	1.03%(c),(d)	1.03%(c),(d)	2.08%(c)	17%	$70,749
Year Ended 12/31/2021	$14.98	9.74%	1.03%(e)	1.03%(e)	1.55%	29%	$89,465
Year Ended 12/31/2020	$14.09	8.83%	1.10%	1.10%	1.39%	26%	$60,936
Year Ended 12/31/2019	$13.32	25.15%	1.14%	1.14%	1.95%	39%	$59,746
Year Ended 12/31/2018	$12.67	(16.81%)	1.14%(e)	1.14%(e)	1.75%	113%	$51,287
Year Ended 12/31/2017	$15.62	27.18%	1.16%	1.15%	1.13%	41%	$67,097
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$11.08	(19.52%)	0.91%(c),(d)	0.91%(c),(d)	2.19%(c)	17%	$187,895
Year Ended 12/31/2021	$15.05	9.88%	0.91%(e)	0.91%(e)	1.72%	29%	$242,813
Year Ended 12/31/2020	$14.15	8.92%	0.97%	0.97%	1.50%	26%	$241,122
Year Ended 12/31/2019	$13.38	25.32%	1.01%	1.01%	2.09%	39%	$250,480
Year Ended 12/31/2018	$12.72	(16.70%)	1.02%(e)	1.02%(e)	1.88%	113%	$228,786
Year Ended 12/31/2017	$15.68	27.37%	1.04%	1.03%	1.26%	41%	$312,588
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022	17

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Overseas Core Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
18	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
20	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to decrease the Fund’s exposure to equity market risk and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	12,006,524

Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	11,914,356
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	2,387,455	363,866	2,751,321
Foreign exchange risk	(5,532,266)	—	—	(5,532,266)
Total	(5,532,266)	2,387,455	363,866	(2,780,945)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(928,956)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average value ($)*
Options contracts — purchased	752,980
Options contracts — written	(220,950)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	17,687,093	(15,314,836)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2022:
State Street ($)
Assets
Forward foreign currency exchange contracts	12,006,524
Liabilities
Forward foreign currency exchange contracts	11,914,356
Total financial and derivative net assets	92,168
Total collateral received (pledged) (a)	-
Net amount (b)	92,168

22	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.75% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a Subadvisory Agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of June 30, 2022, Threadneedle is not providing services to the Fund pursuant to the Subadvisory Agreement.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
24	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2022 through April 30, 2023	Prior to May 1, 2022
Class 1	0.86%	0.89%
Class 2	1.11	1.14
Class 3	0.985	1.015
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
4,084,004,000	172,162,000	(852,355,000)	(680,193,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $675,734,531 and $718,987,726, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,700,000	0.86	1
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2022.
26	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, private and public sectors’ significant debt problems of a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The departure of the United Kingdom (UK) from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Japan. The Fund is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced
28	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 98.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022	29

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Overseas Core Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser), an affiliate of the Investment Manager, the Investment Manager has retained the Subadviser to perform portfolio management and related services for the Fund. Although the Subadviser is not currently providing such services, the Investment Manager may in the future reallocate Fund assets to be managed by the Subadviser.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
30	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements.  Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022	31

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of the Subadviser.  The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
32	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s broader investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  The Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022	33

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
34	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Overseas Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7018_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – High Yield Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – High Yield Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – High Yield Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Portfolio management
Brian Lavin, CFA
Lead Portfolio Manager
Managed Fund since 2010
Daniel DeYoung
Portfolio Manager
Managed Fund since 2019
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-13.72	-12.24	2.09	4.32
Class 2	05/03/10	-13.74	-12.44	1.82	4.05
Class 3	05/01/96	-13.76	-12.38	1.93	4.17
ICE BofA US Cash Pay High Yield Constrained Index		-13.99	-12.58	1.93	4.38
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The ICE BofA US Cash Pay High Yield Constrained Index is an unmanaged index of high-yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high-yield market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Convertible Bonds	0.8
Corporate Bonds & Notes	93.9
Foreign Government Obligations	0.6
Money Market Funds	2.0
Senior Loans	2.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2022)
BBB rating	1.3
BB rating	42.5
B rating	41.3
CCC rating	14.8
CC rating	0.1
C rating	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	862.80	1,021.47	3.09	3.36	0.67
Class 2	1,000.00	1,000.00	862.60	1,020.23	4.25	4.61	0.92
Class 3	1,000.00	1,000.00	862.40	1,020.88	3.65	3.96	0.79
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Convertible Bonds 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.8%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	3,194,000	2,157,547
Total Convertible Bonds (Cost $2,837,813)			2,157,547

Corporate Bonds & Notes 92.7%

Aerospace & Defense 2.2%
Bombardier, Inc.(a)
04/15/2027	7.875%	657,000	546,834
02/15/2028	6.000%	439,000	329,369
Moog, Inc.(a)
12/15/2027	4.250%	440,000	381,834
TransDigm, Inc.(a)
12/15/2025	8.000%	688,000	696,951
03/15/2026	6.250%	2,101,000	2,030,209
TransDigm, Inc.
11/15/2027	5.500%	1,619,000	1,378,659
01/15/2029	4.625%	631,000	508,000
Total			5,871,856
Airlines 2.1%
Air Canada(a)
08/15/2026	3.875%	718,000	609,430
American Airlines, Inc.(a)
07/15/2025	11.750%	170,000	175,948
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	2,834,603	2,611,539
04/20/2029	5.750%	54,529	46,557
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	523,000	507,999
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	960,154	860,416
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	1,002,402	984,469
Total			5,796,358
Automotive 3.8%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	306,000	280,375
04/01/2027	6.500%	44,000	38,957
Clarios Global LP(a)
05/15/2025	6.750%	700,000	693,256
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Co.
02/12/2032	3.250%	573,000	428,306
01/15/2043	4.750%	790,000	563,127
Ford Motor Credit Co. LLC
11/01/2024	4.063%	400,000	380,132
06/16/2025	5.125%	414,000	395,616
11/13/2025	3.375%	728,000	655,439
05/28/2027	4.950%	256,000	237,582
08/17/2027	4.125%	689,000	606,645
02/16/2028	2.900%	410,000	330,606
02/10/2029	2.900%	657,000	515,091
11/13/2030	4.000%	838,000	679,401
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	278,000	231,714
IAA Spinco, Inc.(a)
06/15/2027	5.500%	747,000	695,639
Jaguar Land Rover Automotive PLC(a)
07/15/2029	5.500%	342,000	254,076
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,875,000	1,764,320
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	761,000	736,125
Tenneco, Inc.(a)
01/15/2029	7.875%	679,000	657,633
Total			10,144,040
Brokerage/Asset Managers/Exchanges 1.1%
AG Issuer LLC(a)
03/01/2028	6.250%	243,000	210,055
Hightower Holding LLC(a)
04/15/2029	6.750%	736,000	554,091
NFP Corp.(a)
08/15/2028	4.875%	744,000	637,814
08/15/2028	6.875%	2,036,000	1,693,112
Total			3,095,072
Building Materials 1.2%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	1,259,000	1,086,428
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	514,000	467,727
Interface, Inc.(a)
12/01/2028	5.500%	119,000	101,760
SRS Distribution, Inc.(a)
07/01/2028	4.625%	1,022,000	892,671
12/01/2029	6.000%	686,000	538,123
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Buyer LLC(a)
10/15/2028	6.875%	316,000	253,157
Total			3,339,866
Cable and Satellite 6.6%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	666,000	612,393
06/01/2029	5.375%	749,000	682,425
03/01/2030	4.750%	1,876,000	1,604,572
08/15/2030	4.500%	1,354,000	1,131,538
02/01/2032	4.750%	764,000	629,020
CSC Holdings LLC(a)
02/01/2028	5.375%	829,000	724,547
02/01/2029	6.500%	2,867,000	2,607,966
02/15/2031	3.375%	731,000	542,436
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	386,000	329,313
DISH DBS Corp.(a)
12/01/2028	5.750%	909,000	672,779
DISH DBS Corp.
06/01/2029	5.125%	1,232,000	748,661
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	1,742,000	1,504,401
09/15/2028	6.500%	942,000	728,853
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	607,000	542,687
08/01/2027	5.000%	299,000	277,373
07/01/2030	4.125%	1,100,000	918,609
Videotron Ltd.(a)
06/15/2029	3.625%	676,000	558,023
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,426,000	1,183,587
Ziggo BV(a)
01/15/2030	4.875%	2,067,000	1,752,185
Total			17,751,368
Chemicals 2.9%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	509,000	415,739
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	642,000	572,825
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,110,000	917,928
HB Fuller Co.
10/15/2028	4.250%	596,000	500,711
Herens Holdco Sarl(a)
05/15/2028	4.750%	740,000	617,091
Ingevity Corp.(a)
11/01/2028	3.875%	781,000	654,006
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	755,000	687,940
Iris Holdings, Inc.(a),(b)
02/15/2026	8.750%	353,000	289,418
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	504,000	395,281
SPCM SA(a)
03/15/2027	3.125%	301,000	253,980
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	303,000	242,105
09/30/2029	7.500%	170,000	118,618
WR Grace Holdings LLC(a)
06/15/2027	4.875%	1,688,000	1,468,656
08/15/2029	5.625%	803,000	592,440
Total			7,726,738
Construction Machinery 1.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,962,000	1,585,636
Herc Holdings, Inc.(a)
07/15/2027	5.500%	782,000	715,716
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	364,000	356,504
Total			2,657,856
Consumer Cyclical Services 2.4%
APX Group, Inc.(a)
02/15/2027	6.750%	466,000	437,650
Arches Buyer, Inc.(a)
06/01/2028	4.250%	737,000	601,487
12/01/2028	6.125%	142,000	115,907
Match Group, Inc.(a)
06/01/2028	4.625%	511,000	463,246
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2026	5.750%	454,000	425,651
Staples, Inc.(a)
04/15/2026	7.500%	1,329,000	1,102,066
04/15/2027	10.750%	176,000	116,501
Uber Technologies, Inc.(a)
05/15/2025	7.500%	647,000	645,063
08/15/2029	4.500%	3,193,000	2,626,637
Total			6,534,208
Consumer Products 1.0%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	837,000	743,039
Mattel, Inc.(a)
12/15/2027	5.875%	671,000	655,939

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prestige Brands, Inc.(a)
01/15/2028	5.125%	335,000	311,684
Spectrum Brands, Inc.
07/15/2025	5.750%	511,000	505,679
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	488,000	365,835
Total			2,582,176
Diversified Manufacturing 1.5%
Madison IAQ LLC(a)
06/30/2028	4.125%	998,000	826,788
06/30/2029	5.875%	333,000	253,987
Resideo Funding, Inc.(a)
09/01/2029	4.000%	569,000	444,339
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	257,000	229,516
Welbilt, Inc.
02/15/2024	9.500%	308,000	308,279
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	740,000	738,282
06/15/2028	7.250%	1,357,000	1,341,710
Total			4,142,901
Electric 4.9%
Atlantica Sustainable Infrastructure PLC(a)
06/15/2028	4.125%	470,000	410,848
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,228,000	1,111,902
02/15/2031	3.750%	1,770,000	1,435,355
01/15/2032	3.750%	1,003,000	793,268
FirstEnergy Corp.
11/15/2031	7.375%	225,000	252,492
FirstEnergy Corp.(c)
07/15/2047	5.100%	338,000	285,644
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	943,000	762,838
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	495,000	474,056
09/15/2027	4.500%	2,263,000	2,095,913
NRG Energy, Inc.
01/15/2028	5.750%	440,000	404,456
NRG Energy, Inc.(a)
06/15/2029	5.250%	1,846,000	1,649,149
02/15/2031	3.625%	677,000	532,743
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	259,000	225,306
PG&E Corp.
07/01/2028	5.000%	360,000	309,422
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	604,000	548,352
01/15/2030	4.750%	624,000	534,749
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	653,000	613,964
07/31/2027	5.000%	277,000	251,079
05/01/2029	4.375%	495,000	415,827
Total			13,107,363
Environmental 1.2%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	1,195,000	1,127,683
08/01/2025	3.750%	633,000	586,897
12/15/2026	5.125%	405,000	386,691
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,386,000	1,229,338
Total			3,330,609
Finance Companies 1.8%
Navient Corp.
03/25/2024	6.125%	437,000	414,040
06/25/2025	6.750%	445,000	406,820
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,140,000	1,021,700
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	869,000	653,986
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	2,121,000	1,513,261
Springleaf Finance Corp.
03/15/2024	6.125%	974,000	930,395
Total			4,940,202
Food and Beverage 2.5%
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	683,000	662,311
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	2,257,000	1,974,752
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	424,000	368,716
Performance Food Group, Inc.(a)
05/01/2025	6.875%	170,000	169,293
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	549,000	458,007
03/01/2032	3.500%	167,000	130,923
Post Holdings, Inc.(a)
03/01/2027	5.750%	591,000	572,595
01/15/2028	5.625%	440,000	417,579
04/15/2030	4.625%	324,000	273,343

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	498,000	406,563
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	649,000	548,530
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	366,000	260,125
US Foods, Inc.(a)
06/01/2030	4.625%	502,000	427,979
Total			6,670,716
Gaming 3.6%
Boyd Gaming Corp.
12/01/2027	4.750%	675,000	610,972
Boyd Gaming Corp.(a)
06/15/2031	4.750%	157,000	132,861
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	808,000	630,574
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	308,000	295,163
07/01/2025	6.250%	918,000	884,769
07/01/2027	8.125%	1,394,000	1,344,173
International Game Technology PLC(a)
02/15/2025	6.500%	1,139,000	1,132,207
04/15/2026	4.125%	339,000	307,647
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	1,001,000	817,339
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	376,000	287,527
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	845,000	718,646
Scientific Games International, Inc.(a)
05/15/2028	7.000%	369,000	348,362
VICI Properties LP/Note Co., Inc.(a)
05/01/2024	5.625%	480,000	474,333
06/15/2025	4.625%	400,000	381,134
12/01/2026	4.250%	561,000	514,977
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	874,000	799,988
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	159,000	154,674
Total			9,835,346
Health Care 6.5%
180 Medical, Inc.(a)
10/15/2029	3.875%	200,000	173,407
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	138,000	129,106
04/15/2029	5.000%	184,000	166,243
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AdaptHealth LLC(a)
08/01/2029	4.625%	170,000	139,759
03/01/2030	5.125%	989,000	831,499
Avantor Funding, Inc.(a)
07/15/2028	4.625%	764,000	699,485
11/01/2029	3.875%	1,334,000	1,167,134
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	178,000	167,528
04/01/2030	3.500%	403,000	330,727
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	319,000	311,014
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	249,000	223,917
03/15/2029	3.750%	249,000	216,091
03/15/2031	4.000%	291,000	249,190
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	375,000	341,469
03/15/2027	5.625%	767,000	649,120
04/15/2029	6.875%	654,000	418,669
05/15/2030	5.250%	1,433,000	1,093,801
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	297,000	264,398
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	303,000	251,844
Owens & Minor, Inc.(a)
03/31/2029	4.500%	345,000	281,608
04/01/2030	6.625%	544,000	496,074
Radiology Partners, Inc.(a)
02/01/2028	9.250%	308,000	231,468
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	2,050,000	1,776,364
Select Medical Corp.(a)
08/15/2026	6.250%	1,190,000	1,113,266
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	86,000	78,838
04/15/2027	10.000%	376,000	368,331
Syneos Health, Inc.(a)
01/15/2029	3.625%	244,000	207,615
Teleflex, Inc.
11/15/2027	4.625%	693,000	649,219
Teleflex, Inc.(a)
06/01/2028	4.250%	223,000	201,851
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	886,000	818,864
11/01/2027	5.125%	1,522,000	1,375,114
10/01/2028	6.125%	834,000	717,651
01/15/2030	4.375%	328,000	278,662
06/15/2030	6.125%	446,000	418,082

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	750,000	672,940
Total			17,510,348
Healthcare Insurance 0.5%
Centene Corp.
10/15/2030	3.000%	1,123,000	930,788
03/01/2031	2.500%	352,000	281,014
08/01/2031	2.625%	319,000	255,998
Total			1,467,800
Home Construction 0.7%
Meritage Homes Corp.(a)
04/15/2029	3.875%	349,000	289,494
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	385,000	310,081
04/01/2029	4.750%	102,000	79,878
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	513,000	511,223
03/01/2024	5.625%	848,000	827,441
Total			2,018,117
Independent Energy 5.1%
Apache Corp.
01/15/2030	4.250%	341,000	304,030
09/01/2040	5.100%	500,000	422,285
02/01/2042	5.250%	171,000	142,363
04/15/2043	4.750%	571,000	446,253
01/15/2044	4.250%	123,000	91,718
Callon Petroleum Co.
07/01/2026	6.375%	1,002,000	922,743
Callon Petroleum Co.(a)
06/15/2030	7.500%	287,000	265,218
CNX Resources Corp.(a)
03/14/2027	7.250%	771,000	756,638
01/15/2029	6.000%	342,000	318,061
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	740,000	648,307
Comstock Resources, Inc.(a)
03/01/2029	6.750%	336,000	301,711
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	249,000	223,493
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,936,000	1,800,452
04/15/2030	6.000%	268,000	235,968
04/15/2032	6.250%	418,000	365,446
Matador Resources Co.
09/15/2026	5.875%	1,155,000	1,112,917
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
09/01/2030	6.625%	1,099,000	1,132,208
01/01/2031	6.125%	1,520,000	1,542,254
09/15/2036	6.450%	346,000	360,395
SM Energy Co.
07/15/2028	6.500%	663,000	614,724
Southwestern Energy Co.
02/01/2032	4.750%	1,922,000	1,644,072
Total			13,651,256
Leisure 3.2%
Carnival Corp.(a)
03/01/2026	7.625%	2,681,000	2,092,885
03/01/2027	5.750%	1,062,000	767,176
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	464,000	451,081
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	265,000	252,575
Cinemark USA, Inc.(a)
03/15/2026	5.875%	1,092,000	974,824
07/15/2028	5.250%	446,000	358,036
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	297,000	264,279
01/15/2028	3.750%	480,000	415,569
NCL Corp., Ltd.(a)
03/15/2026	5.875%	452,000	354,624
Royal Caribbean Cruises Ltd.(a)
06/01/2025	11.500%	524,000	538,190
07/01/2026	4.250%	1,167,000	828,814
08/31/2026	5.500%	1,475,000	1,084,088
07/15/2027	5.375%	325,000	236,061
Total			8,618,202
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	310,000	304,417
Media and Entertainment 3.1%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	2,194,000	2,029,884
Clear Channel International BV(a)
08/01/2025	6.625%	625,000	580,749
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	1,585,000	1,153,308
06/01/2029	7.500%	435,000	314,287
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,039,000	877,371

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.
05/01/2026	6.375%	435,000	403,079
05/01/2027	8.375%	603,672	482,396
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	239,000	209,058
01/15/2029	4.250%	278,000	221,755
03/15/2030	4.625%	877,000	703,878
Playtika Holding Corp.(a)
03/15/2029	4.250%	672,000	558,576
Roblox Corp.(a)
05/01/2030	3.875%	736,000	596,359
Univision Communications, Inc.(a)
06/30/2030	7.375%	123,000	120,231
Total			8,250,931
Metals and Mining 3.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%	212,000	171,374
10/01/2031	5.125%	886,000	694,747
Constellium NV(a)
02/15/2026	5.875%	438,000	409,208
Constellium SE(a)
06/15/2028	5.625%	303,000	274,201
04/15/2029	3.750%	2,339,000	1,863,054
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	595,000	498,013
04/01/2029	6.125%	2,376,000	1,926,638
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	116,000	97,106
06/01/2031	4.500%	1,265,000	968,580
Novelis Corp.(a)
11/15/2026	3.250%	421,000	356,914
01/30/2030	4.750%	1,043,000	867,340
08/15/2031	3.875%	267,000	205,664
Total			8,332,839
Midstream 5.7%
Cheniere Energy Partners LP
03/01/2031	4.000%	387,000	329,934
Cheniere Energy Partners LP(a)
01/31/2032	3.250%	1,599,000	1,260,421
Cheniere Energy, Inc.
10/15/2028	4.625%	734,000	664,056
CNX Midstream Partners LP(a)
04/15/2030	4.750%	651,000	545,903
DCP Midstream Operating LP
04/01/2044	5.600%	729,000	589,879
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	885,000	823,754
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Midstream, Inc.(a)
06/15/2029	4.125%	501,000	426,008
EQM Midstream Partners LP
08/01/2024	4.000%	170,000	159,790
07/15/2048	6.500%	439,000	327,133
EQM Midstream Partners LP(a)
07/01/2025	6.000%	590,000	567,463
06/01/2027	7.500%	226,000	217,724
07/01/2027	6.500%	503,000	467,898
06/01/2030	7.500%	270,000	259,685
01/15/2031	4.750%	2,263,000	1,805,166
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	330,000	311,193
02/01/2028	5.000%	861,000	738,339
NuStar Logistics LP
10/01/2025	5.750%	880,000	822,921
06/01/2026	6.000%	522,000	483,356
04/28/2027	5.625%	124,000	110,555
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	916,000	904,713
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,096,000	968,649
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	902,000	790,804
08/15/2031	4.125%	1,415,000	1,215,319
11/01/2033	3.875%	769,000	634,269
Total			15,424,932
Oil Field Services 0.7%
Nabors Industries Ltd.(a)
01/15/2028	7.500%	284,000	244,748
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	1,836,975	1,746,853
Total			1,991,601
Other REIT 1.7%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	869,000	715,622
Ladder Capital Finance Holdings LLLP/Corp.(a)
02/01/2027	4.250%	2,141,000	1,733,659
06/15/2029	4.750%	322,000	248,529
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	632,000	577,287
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	501,000	430,916
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	346,000	304,088
09/15/2029	4.000%	167,000	138,066

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Service Properties Trust
03/15/2024	4.650%	326,000	282,331
10/01/2024	4.350%	152,000	123,471
Total			4,553,969
Packaging 2.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	249,000	246,344
09/01/2029	4.000%	1,314,000	1,053,700
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	368,000	341,330
08/15/2026	4.125%	641,000	543,078
08/15/2027	5.250%	634,000	444,668
08/15/2027	5.250%	258,000	180,743
BWAY Holding Co.(a)
04/15/2024	5.500%	1,038,000	991,479
Canpack SA/US LLC(a)
11/15/2029	3.875%	1,139,000	900,212
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	623,000	587,288
08/15/2027	8.500%	530,000	499,323
Total			5,788,165
Pharmaceuticals 1.7%
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	574,000	489,199
01/15/2028	7.000%	351,000	200,948
06/01/2028	4.875%	241,000	188,608
01/30/2030	5.250%	605,000	314,988
Endo Dac/Finance LLC/Finco, Inc.(a)
06/30/2028	6.000%	302,000	24,008
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	478,000	414,583
Jazz Securities DAC(a)
01/15/2029	4.375%	363,000	324,095
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,508,000	1,334,501
04/30/2031	5.125%	1,216,000	1,049,468
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	172,000	130,722
Total			4,471,120
Property & Casualty 2.6%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	567,000	495,118
10/15/2027	6.750%	1,234,000	1,094,085
11/01/2029	5.875%	471,000	390,890
AssuredPartners, Inc.(a)
08/15/2025	7.000%	291,000	274,918
01/15/2029	5.625%	686,000	554,764
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,106,000	862,613
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	186,000	174,736
HUB International Ltd.(a)
05/01/2026	7.000%	1,374,000	1,297,352
12/01/2029	5.625%	882,000	738,987
MGIC Investment Corp.
08/15/2028	5.250%	101,000	90,466
Radian Group, Inc.
03/15/2025	6.625%	40,000	39,364
03/15/2027	4.875%	235,000	212,017
USI, Inc.(a)
05/01/2025	6.875%	738,000	712,741
Total			6,938,051
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	551,000	554,955
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	635,000	487,805
IRB Holding Corp.(a)
06/15/2025	7.000%	650,000	634,348
Yum! Brands, Inc.
04/01/2032	5.375%	660,000	608,897
Total			2,286,005
Retailers 1.2%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	201,000	166,034
02/15/2032	5.000%	201,000	164,410
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	440,000	372,620
L Brands, Inc.(a)
10/01/2030	6.625%	719,000	621,033
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	814,000	622,980
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	662,000	571,996
02/15/2029	7.750%	770,000	694,689
Total			3,213,762
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	420,000	417,787
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	708,000	633,306

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	169,000	151,524
Total			1,202,617
Technology 8.0%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	1,480,000	1,285,324
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	212,000	203,061
03/01/2026	9.125%	129,000	120,361
Camelot Finance SA(a)
11/01/2026	4.500%	501,000	459,218
CDK Global, Inc.
06/01/2027	4.875%	497,000	492,679
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	401,000	337,120
07/01/2029	4.875%	963,000	790,528
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	308,000	250,361
Entegris Escrow Corp.(a)
04/15/2029	4.750%	224,000	208,800
06/15/2030	5.950%	787,000	749,921
Everi Holdings, Inc.(a)
07/15/2029	5.000%	86,000	72,883
Gartner, Inc.(a)
07/01/2028	4.500%	637,000	579,606
06/15/2029	3.625%	304,000	262,146
HealthEquity, Inc.(a)
10/01/2029	4.500%	823,000	720,408
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	765,000	614,742
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	798,000	634,841
Iron Mountain, Inc.(a)
09/15/2027	4.875%	912,000	825,367
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,684,000	1,152,539
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	1,223,000	1,020,494
NCR Corp.(a)
10/01/2028	5.000%	582,000	495,755
04/15/2029	5.125%	1,350,000	1,144,577
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	852,000	790,982
07/15/2029	4.500%	402,000	363,983
10/01/2030	5.875%	120,000	110,240
07/15/2031	4.750%	502,000	452,973
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plantronics, Inc.(a)
03/01/2029	4.750%	1,720,000	1,714,571
PTC, Inc.(a)
02/15/2025	3.625%	178,000	169,277
02/15/2028	4.000%	256,000	236,595
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	163,000	157,390
09/01/2025	7.375%	251,000	232,871
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	1,177,000	1,045,254
Square, Inc.(a)
06/01/2031	3.500%	318,000	255,279
Switch Ltd.(a)
09/15/2028	3.750%	277,000	274,068
06/15/2029	4.125%	769,000	763,036
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	344,000	328,379
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,020,000	991,756
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,475,000	1,235,310
Total			21,542,695
Wireless 4.0%
Altice France Holding SA(a)
05/15/2027	10.500%	954,000	798,722
02/15/2028	6.000%	1,327,000	915,210
Altice France SA(a)
02/01/2027	8.125%	1,292,000	1,190,501
07/15/2029	5.125%	806,000	608,146
10/15/2029	5.500%	653,000	500,237
Sprint Capital Corp.
11/15/2028	6.875%	2,101,000	2,213,897
03/15/2032	8.750%	346,000	417,047
T-Mobile USA, Inc.
02/15/2029	2.625%	893,000	750,914
02/15/2031	2.875%	496,000	411,743
04/15/2031	3.500%	159,000	137,657
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	850,000	730,060
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,539,000	1,256,450
07/15/2031	4.750%	1,182,000	970,761
Total			10,901,345
Wirelines 1.7%
CenturyLink, Inc.
04/01/2024	7.500%	545,000	540,430

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenturyLink, Inc.(a)
12/15/2026	5.125%	220,000	185,451
02/15/2027	4.000%	330,000	278,991
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	944,000	783,103
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	227,000	229,652
Iliad Holding SAS(a)
10/15/2026	6.500%	1,596,000	1,435,897
10/15/2028	7.000%	1,173,000	1,025,281
Total			4,478,805
Total Corporate Bonds & Notes (Cost $287,637,053)			250,473,652

Foreign Government Obligations(d) 0.6%

Canada 0.6%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	1,514,000	1,300,832
05/15/2029	4.250%	225,000	176,495
Total			1,477,327
Total Foreign Government Obligations (Cost $1,717,577)			1,477,327

Senior Loans 2.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.6%
8th Avenue Food & Provisions, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	5.416%	1,133,008	950,107
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	9.416%	752,935	622,677
Total			1,572,784
Consumer Products 0.3%
SWF Holdings I Corp.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	5.595%	994,000	813,837
Health Care 0.2%
Surgery Center Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.950%	637,850	593,003
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.3%
Cengage Learning, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	719,228	646,967
Technology 1.3%
Applied Systems, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/19/2024	2.000%	382,271	366,024
Ascend Learning LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	2.500%	583,537	537,584
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	4.750%	348,000	318,420
DCert Buyer, Inc.(e),(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	8.666%	478,000	442,150
Epicore Software Corp.(e),(f)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	9.416%	228,000	220,704
Loyalty Ventures, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 11/03/2027	6.166%	490,875	381,410
UKG, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	5.416%	425,955	401,518
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	4.212%	349,316	326,394
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	6.212%	677,000	622,840
Total			3,617,044
Total Senior Loans (Cost $8,130,083)			7,243,635

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(h),(i)	5,388,925	5,385,691
Total Money Market Funds (Cost $5,385,912)		5,385,691
Total Investments in Securities (Cost: $305,708,438)		266,737,852
Other Assets & Liabilities, Net		3,337,435
Net Assets		270,075,287
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $214,585,666, which represents 79.45% of total net assets.
(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2022.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	The stated interest rate represents the weighted average interest rate at June 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(f)	Variable rate security. The interest rate shown was the current rate as of June 30, 2022.
(g)	Valuation based on significant unobservable inputs.
(h)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	8,638,506	50,997,841	(54,250,845)	189	5,385,691	(5,178)	13,635	5,388,925
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Convertible Bonds	—	2,157,547	—	2,157,547
Corporate Bonds & Notes	—	250,473,652	—	250,473,652
Foreign Government Obligations	—	1,477,327	—	1,477,327
Senior Loans	—	6,801,485	442,150	7,243,635
Money Market Funds	5,385,691	—	—	5,385,691
Total Investments in Securities	5,385,691	260,910,011	442,150	266,737,852
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $300,322,526)	$261,352,161
Affiliated issuers (cost $5,385,912)	5,385,691
Cash	41,393
Receivable for:
Investments sold	68,870
Capital shares sold	34,147
Dividends	6,203
Interest	4,366,637
Foreign tax reclaims	4,522
Expense reimbursement due from Investment Manager	870
Prepaid expenses	5,864
Total assets	271,266,358
Liabilities
Payable for:
Investments purchased	723,663
Capital shares purchased	316,717
Management services fees	4,895
Distribution and/or service fees	1,168
Service fees	23,975
Compensation of board members	87,886
Compensation of chief compliance officer	31
Other expenses	32,736
Total liabilities	1,191,071
Net assets applicable to outstanding capital stock	$270,075,287
Represented by
Paid in capital	288,190,751
Total distributable earnings (loss)	(18,115,464)
Total - representing net assets applicable to outstanding capital stock	$270,075,287
Class 1
Net assets	$1,750,142
Shares outstanding	296,102
Net asset value per share	$5.91
Class 2
Net assets	$71,423,338
Shares outstanding	12,236,221
Net asset value per share	$5.84
Class 3
Net assets	$196,901,807
Shares outstanding	33,436,847
Net asset value per share	$5.89
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022	17

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$13,635
Interest	8,207,351
Total income	8,220,986
Expenses:
Management services fees	990,775
Distribution and/or service fees
Class 2	98,663
Class 3	138,089
Service fees	106,402
Compensation of board members	4,194
Custodian fees	5,161
Printing and postage fees	17,454
Audit fees	19,642
Legal fees	6,727
Compensation of chief compliance officer	20
Other	4,432
Total expenses	1,391,559
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(149,742)
Total net expenses	1,241,817
Net investment income	6,979,169
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,271,999)
Investments — affiliated issuers	(5,178)
Net realized loss	(2,277,177)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(49,120,762)
Investments — affiliated issuers	189
Net change in unrealized appreciation (depreciation)	(49,120,573)
Net realized and unrealized loss	(51,397,750)
Net decrease in net assets resulting from operations	$(44,418,581)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$6,979,169	$14,467,850
Net realized gain (loss)	(2,277,177)	9,024,608
Net change in unrealized appreciation (depreciation)	(49,120,573)	(7,795,917)
Net increase (decrease) in net assets resulting from operations	(44,418,581)	15,696,541
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(43,812)
Class 2	—	(3,984,203)
Class 3	—	(12,275,701)
Total distributions to shareholders	—	(16,303,716)
Increase (decrease) in net assets from capital stock activity	(16,495,178)	5,203,256
Total increase (decrease) in net assets	(60,913,759)	4,596,081
Net assets at beginning of period	330,989,046	326,392,965
Net assets at end of period	$270,075,287	$330,989,046

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	110,609	714,949	123,916	849,744
Distributions reinvested	—	—	6,491	43,812
Redemptions	(11,510)	(76,119)	(15,366)	(106,146)
Net increase	99,099	638,830	115,041	787,410
Class 2
Subscriptions	4,045,243	25,381,224	3,193,456	21,722,428
Distributions reinvested	—	—	596,437	3,984,203
Redemptions	(4,507,323)	(28,192,441)	(1,688,700)	(11,489,599)
Net increase (decrease)	(462,080)	(2,811,217)	2,101,193	14,217,032
Class 3
Subscriptions	28,163	184,305	364,124	2,504,478
Distributions reinvested	—	—	1,821,321	12,275,701
Redemptions	(2,277,000)	(14,507,096)	(3,582,683)	(24,581,365)
Net decrease	(2,248,837)	(14,322,791)	(1,397,238)	(9,801,186)
Total net increase (decrease)	(2,611,818)	(16,495,178)	818,996	5,203,256
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$6.85	0.15	(1.09)	(0.94)	—	—
Year Ended 12/31/2021	$6.87	0.31	0.03	0.34	(0.36)	(0.36)
Year Ended 12/31/2020	$6.83	0.34	0.09	0.43	(0.39)	(0.39)
Year Ended 12/31/2019	$6.20	0.34	0.70	1.04	(0.41)	(0.41)
Year Ended 12/31/2018	$6.84	0.35	(0.60)	(0.25)	(0.39)	(0.39)
Year Ended 12/31/2017	$6.79	0.36	0.08	0.44	(0.39)	(0.39)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$6.77	0.14	(1.07)	(0.93)	—	—
Year Ended 12/31/2021	$6.79	0.29	0.03	0.32	(0.34)	(0.34)
Year Ended 12/31/2020	$6.76	0.32	0.09	0.41	(0.38)	(0.38)
Year Ended 12/31/2019	$6.15	0.33	0.67	1.00	(0.39)	(0.39)
Year Ended 12/31/2018	$6.78	0.33	(0.59)	(0.26)	(0.37)	(0.37)
Year Ended 12/31/2017	$6.74	0.32	0.09	0.41	(0.37)	(0.37)
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$6.83	0.15	(1.09)	(0.94)	—	—
Year Ended 12/31/2021	$6.85	0.30	0.03	0.33	(0.35)	(0.35)
Year Ended 12/31/2020	$6.81	0.33	0.09	0.42	(0.38)	(0.38)
Year Ended 12/31/2019	$6.19	0.34	0.68	1.02	(0.40)	(0.40)
Year Ended 12/31/2018	$6.83	0.34	(0.60)	(0.26)	(0.38)	(0.38)
Year Ended 12/31/2017	$6.78	0.34	0.09	0.43	(0.38)	(0.38)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$5.91	(13.72%)	0.77%(c)	0.67%(c)	4.84%(c)	24%	$1,750
Year Ended 12/31/2021	$6.85	4.98%	0.77%	0.67%	4.52%	60%	$1,349
Year Ended 12/31/2020	$6.87	6.67%	0.78%	0.67%	5.17%	59%	$563
Year Ended 12/31/2019	$6.83	17.00%	0.80%	0.67%	5.21%	49%	$227
Year Ended 12/31/2018	$6.20	(3.86%)	0.77%	0.73%	5.31%	39%	$11
Year Ended 12/31/2017	$6.84	6.53%	0.75%	0.75%	5.12%	51%	$12
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$5.84	(13.74%)	1.02%(c)	0.92%(c)	4.54%(c)	24%	$71,423
Year Ended 12/31/2021	$6.77	4.79%	1.02%	0.92%	4.28%	60%	$85,990
Year Ended 12/31/2020	$6.79	6.31%	1.02%	0.92%	4.89%	59%	$71,989
Year Ended 12/31/2019	$6.76	16.52%	1.02%	0.94%	5.04%	49%	$74,825
Year Ended 12/31/2018	$6.15	(4.00%)	1.01%	0.98%	5.06%	39%	$54,532
Year Ended 12/31/2017	$6.78	6.17%	1.01%	1.01%	4.76%	51%	$59,098
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$5.89	(13.76%)	0.89%(c)	0.79%(c)	4.66%(c)	24%	$196,902
Year Ended 12/31/2021	$6.83	4.86%	0.89%	0.80%	4.42%	60%	$243,649
Year Ended 12/31/2020	$6.85	6.55%	0.89%	0.80%	5.03%	59%	$253,841
Year Ended 12/31/2019	$6.81	16.72%	0.89%	0.81%	5.18%	49%	$280,814
Year Ended 12/31/2018	$6.19	(4.00%)	0.89%	0.86%	5.18%	39%	$279,157
Year Ended 12/31/2017	$6.83	6.41%	0.89%	0.89%	4.89%	51%	$364,733
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022	21

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – High Yield Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
22	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.66% of the Fund’s average daily net assets.
24	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.07% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2022 through April 30, 2023	Prior to May 1, 2022
Class 1	0.66%	0.67%
Class 2	0.91	0.92
Class 3	0.785	0.795
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
305,708,000	125,000	(39,095,000)	(38,970,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $72,028,847 and $78,307,663, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
26	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
28	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 92.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022	29

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - High Yield Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
30	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
•	Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022	31

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had
32	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2022	33

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Columbia Variable Portfolio – High Yield Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7010_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Large Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Large Cap Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Large Cap Growth Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2019
Tiffany Wade
Co-Portfolio Manager
Managed Fund since 2021
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-29.65	-22.92	11.77	13.61
Class 2	05/03/10	-29.72	-23.12	11.48	13.33
Class 3	09/15/99	-29.68	-23.04	11.62	13.47
Russell 1000 Growth Index		-28.07	-18.77	14.29	14.80
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	98.5
Money Market Funds	1.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	11.3
Consumer Discretionary	15.3
Consumer Staples	4.5
Energy	1.2
Financials	1.7
Health Care	14.9
Industrials	8.6
Information Technology	41.2
Real Estate	1.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at June 30, 2022)
Information Technology
Application Software	4.3
Data Processing & Outsourced Services	3.6
Electronic Equipment & Instruments	1.2
Electronic Manufacturing Services	1.2
Semiconductor Equipment	1.6
Semiconductors	5.3
Systems Software	14.5
Technology Hardware, Storage & Peripherals	9.5
Total	41.2
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	703.50	1,021.22	3.04	3.61	0.72
Class 2	1,000.00	1,000.00	702.80	1,019.98	4.10	4.86	0.97
Class 3	1,000.00	1,000.00	703.20	1,020.63	3.55	4.21	0.84
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 11.1%
Entertainment 1.2%
Electronic Arts, Inc.	202,164	24,593,250
Interactive Media & Services 9.9%
Alphabet, Inc., Class A(a)	28,727	62,603,602
Alphabet, Inc., Class C(a)	39,711	86,865,827
Meta Platforms, Inc., Class A(a)	159,966	25,794,518
ZoomInfo Technologies, Inc., Class A(a)	497,972	16,552,589
Total		191,816,536
Total Communication Services		216,409,786
Consumer Discretionary 15.0%
Automobiles 3.0%
Tesla Motors, Inc.(a)	85,662	57,686,504
Hotels, Restaurants & Leisure 1.1%
Hilton Worldwide Holdings, Inc.	199,511	22,233,506
Internet & Direct Marketing Retail 6.0%
Amazon.com, Inc.(a)	1,098,780	116,701,424
Multiline Retail 1.1%
Target Corp.	153,910	21,736,709
Specialty Retail 2.0%
Home Depot, Inc. (The)	145,394	39,877,212
Textiles, Apparel & Luxury Goods 1.8%
NIKE, Inc., Class B	333,598	34,093,716
Total Consumer Discretionary		292,329,071
Consumer Staples 4.4%
Beverages 2.3%
Coca-Cola Co. (The)	717,848	45,159,818
Household Products 2.1%
Procter & Gamble Co. (The)	283,572	40,774,818
Total Consumer Staples		85,934,636
Energy 1.2%
Oil, Gas & Consumable Fuels 1.2%
Pioneer Natural Resources Co.	101,792	22,707,759
Total Energy		22,707,759
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 1.7%
Capital Markets 1.7%
S&P Global, Inc.	98,101	33,065,923
Total Financials		33,065,923
Health Care 14.7%
Biotechnology 2.8%
BioMarin Pharmaceutical, Inc.(a)	122,031	10,112,709
Exact Sciences Corp.(a)	224,012	8,823,833
Horizon Therapeutics PLC(a)	135,285	10,790,331
Vertex Pharmaceuticals, Inc.(a)	90,058	25,377,444
Total		55,104,317
Health Care Equipment & Supplies 2.4%
Boston Scientific Corp.(a)	569,871	21,239,092
Stryker Corp.	122,489	24,366,737
Total		45,605,829
Health Care Providers & Services 3.5%
UnitedHealth Group, Inc.	133,675	68,659,490
Life Sciences Tools & Services 2.5%
Danaher Corp.	86,321	21,884,100
IQVIA Holdings, Inc.(a)	120,745	26,200,457
Total		48,084,557
Pharmaceuticals 3.5%
Eli Lilly & Co.	142,364	46,158,680
Johnson & Johnson	122,633	21,768,584
Total		67,927,264
Total Health Care		285,381,457
Industrials 8.5%
Aerospace & Defense 1.3%
Raytheon Technologies Corp.	256,165	24,620,018
Building Products 1.4%
Trane Technologies PLC	206,294	26,791,402
Commercial Services & Supplies 1.5%
Cintas Corp.	77,118	28,805,886
Construction & Engineering 1.2%
MasTec, Inc.(a)	320,768	22,986,235
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.2%
AMETEK, Inc.	218,929	24,058,108
Road & Rail 1.9%
Union Pacific Corp.	178,653	38,103,112
Total Industrials		165,364,761
Information Technology 40.5%
Electronic Equipment, Instruments & Components 2.4%
TE Connectivity Ltd.	206,159	23,326,891
Zebra Technologies Corp., Class A(a)	80,063	23,534,519
Total		46,861,410
IT Services 3.6%
Visa, Inc., Class A	353,207	69,542,926
Semiconductors & Semiconductor Equipment 6.8%
Applied Materials, Inc.	331,514	30,161,144
Broadcom, Inc.	82,199	39,933,096
NVIDIA Corp.	409,941	62,142,956
Total		132,237,196
Software 18.4%
Adobe, Inc.(a)	119,180	43,627,031
Fortinet, Inc.(a)	508,615	28,777,436
Intuit, Inc.	97,543	37,596,974
Microsoft Corp.	696,484	178,877,986
Common Stocks (continued)
Issuer	Shares	Value ($)
Palo Alto Networks, Inc.(a)	61,152	30,205,419
ServiceNow, Inc.(a)	81,652	38,827,159
Total		357,912,005
Technology Hardware, Storage & Peripherals 9.3%
Apple, Inc.	1,328,838	181,678,732
Total Information Technology		788,232,269
Real Estate 1.3%
Equity Real Estate Investment Trusts (REITS) 1.3%
Prologis, Inc.	206,809	24,331,079
Total Real Estate		24,331,079
Total Common Stocks (Cost $1,410,678,148)		1,913,756,741

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(c)	30,015,729	29,997,720
Total Money Market Funds (Cost $29,994,719)		29,997,720
Total Investments in Securities (Cost: $1,440,672,867)		1,943,754,461
Other Assets & Liabilities, Net		306,508
Net Assets		1,944,060,969

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	11,791,414	154,403,389	(136,200,084)	3,001	29,997,720	(11,757)	71,936	30,015,729
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	216,409,786	—	—	216,409,786
Consumer Discretionary	292,329,071	—	—	292,329,071
Consumer Staples	85,934,636	—	—	85,934,636
Energy	22,707,759	—	—	22,707,759
Financials	33,065,923	—	—	33,065,923
Health Care	285,381,457	—	—	285,381,457
Industrials	165,364,761	—	—	165,364,761
Information Technology	788,232,269	—	—	788,232,269
Real Estate	24,331,079	—	—	24,331,079
Total Common Stocks	1,913,756,741	—	—	1,913,756,741
Money Market Funds	29,997,720	—	—	29,997,720
Total Investments in Securities	1,943,754,461	—	—	1,943,754,461
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,410,678,148)	$1,913,756,741
Affiliated issuers (cost $29,994,719)	29,997,720
Receivable for:
Capital shares sold	502,785
Dividends	543,328
Prepaid expenses	15,384
Total assets	1,944,815,958
Liabilities
Payable for:
Capital shares purchased	369,872
Management services fees	37,463
Distribution and/or service fees	1,748
Service fees	54,564
Compensation of board members	261,220
Compensation of chief compliance officer	219
Other expenses	29,903
Total liabilities	754,989
Net assets applicable to outstanding capital stock	$1,944,060,969
Represented by
Trust capital	$1,944,060,969
Total - representing net assets applicable to outstanding capital stock	$1,944,060,969
Class 1
Net assets	$1,584,141,585
Shares outstanding	59,332,906
Net asset value per share	$26.70
Class 2
Net assets	$145,181,129
Shares outstanding	5,606,109
Net asset value per share	$25.90
Class 3
Net assets	$214,738,255
Shares outstanding	8,158,333
Net asset value per share	$26.32
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022	9

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,665,188
Dividends — affiliated issuers	71,936
Interfund lending	146
Total income	7,737,270
Expenses:
Management services fees	7,739,522
Distribution and/or service fees
Class 2	210,232
Class 3	164,332
Service fees	273,199
Compensation of board members	4,936
Custodian fees	9,183
Printing and postage fees	17,124
Audit fees	15,799
Legal fees	17,393
Compensation of chief compliance officer	145
Other	17,507
Total expenses	8,469,372
Net investment loss	(732,102)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(75,594,771)
Investments — affiliated issuers	(11,757)
Net realized loss	(75,606,528)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(731,045,038)
Investments — affiliated issuers	3,001
Net change in unrealized appreciation (depreciation)	(731,042,037)
Net realized and unrealized loss	(806,648,565)
Net decrease in net assets resulting from operations	$(807,380,667)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment loss	$(732,102)	$(27,507)
Net realized gain (loss)	(75,606,528)	408,554,718
Net change in unrealized appreciation (depreciation)	(731,042,037)	271,550,109
Net increase (decrease) in net assets resulting from operations	(807,380,667)	680,077,320
Increase (decrease) in net assets from capital stock activity	16,629,861	(335,520,007)
Total increase (decrease) in net assets	(790,750,806)	344,557,313
Net assets at beginning of period	2,734,811,775	2,390,254,462
Net assets at end of period	$1,944,060,969	$2,734,811,775

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,679,371	47,354,499	3,662,272	110,089,652
Redemptions	(468,315)	(15,657,069)	(11,469,683)	(405,470,939)
Net increase (decrease)	1,211,056	31,697,430	(7,807,411)	(295,381,287)
Class 2
Subscriptions	570,135	16,767,451	729,388	24,141,618
Redemptions	(428,579)	(13,105,418)	(896,164)	(29,713,741)
Net increase (decrease)	141,556	3,662,033	(166,776)	(5,572,123)
Class 3
Subscriptions	19,015	587,412	79,093	2,449,173
Redemptions	(617,314)	(19,317,014)	(1,100,569)	(37,015,770)
Net decrease	(598,299)	(18,729,602)	(1,021,476)	(34,566,597)
Total net increase (decrease)	754,313	16,629,861	(8,995,663)	(335,520,007)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$37.95	(0.00)(c)	(11.25)	(11.25)
Year Ended 12/31/2021	$29.48	0.01	8.46	8.47
Year Ended 12/31/2020	$21.88	0.06	7.54	7.60
Year Ended 12/31/2019	$16.10	0.04	5.74	5.78
Year Ended 12/31/2018	$16.76	0.03	(0.69)	(0.66)
Year Ended 12/31/2017	$13.08	0.05	3.63	3.68
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$36.85	(0.04)	(10.91)	(10.95)
Year Ended 12/31/2021	$28.71	(0.07)	8.21	8.14
Year Ended 12/31/2020	$21.36	0.00(c)	7.35	7.35
Year Ended 12/31/2019	$15.76	(0.01)	5.61	5.60
Year Ended 12/31/2018	$16.44	(0.02)	(0.66)	(0.68)
Year Ended 12/31/2017	$12.86	0.02	3.56	3.58
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$37.43	(0.02)	(11.09)	(11.11)
Year Ended 12/31/2021	$29.12	(0.03)	8.34	8.31
Year Ended 12/31/2020	$21.64	0.03	7.45	7.48
Year Ended 12/31/2019	$15.94	0.01	5.69	5.70
Year Ended 12/31/2018	$16.62	0.01	(0.69)	(0.68)
Year Ended 12/31/2017	$12.99	0.04	3.59	3.63

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$26.70	(29.65%)	0.72%(d)	0.72%(d)	(0.03%)(d)	26%	$1,584,142
Year Ended 12/31/2021	$37.95	28.73%	0.71%(e)	0.71%(e)	0.03%	46%	$2,205,624
Year Ended 12/31/2020	$29.48	34.74%	0.73%	0.73%	0.26%	57%	$1,943,859
Year Ended 12/31/2019	$21.88	35.90%	0.73%	0.73%	0.19%	39%	$1,700,174
Year Ended 12/31/2018	$16.10	(3.94%)	0.74%	0.74%	0.16%	27%	$1,312,513
Year Ended 12/31/2017	$16.76	28.14%	0.77%	0.76%	0.36%	35%	$1,408,054
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$25.90	(29.72%)	0.97%(d)	0.97%(d)	(0.28%)(d)	26%	$145,181
Year Ended 12/31/2021	$36.85	28.35%	0.96%(e)	0.96%(e)	(0.21%)	46%	$201,389
Year Ended 12/31/2020	$28.71	34.41%	0.98%	0.98%	0.02%	57%	$161,648
Year Ended 12/31/2019	$21.36	35.53%	0.98%	0.98%	(0.06%)	39%	$131,133
Year Ended 12/31/2018	$15.76	(4.14%)	0.99%	0.99%	(0.09%)	27%	$108,782
Year Ended 12/31/2017	$16.44	27.84%	1.02%	1.01%	0.11%	35%	$121,608
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$26.32	(29.68%)	0.84%(d)	0.84%(d)	(0.16%)(d)	26%	$214,738
Year Ended 12/31/2021	$37.43	28.54%	0.83%(e)	0.83%(e)	(0.09%)	46%	$327,799
Year Ended 12/31/2020	$29.12	34.57%	0.85%	0.85%	0.14%	57%	$284,747
Year Ended 12/31/2019	$21.64	35.76%	0.86%	0.86%	0.06%	39%	$230,850
Year Ended 12/31/2018	$15.94	(4.09%)	0.86%	0.86%	0.04%	27%	$196,874
Year Ended 12/31/2017	$16.62	27.94%	0.89%	0.88%	0.23%	35%	$232,010
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022	13

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
14	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022	15

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.69% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
16	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2022 through April 30, 2023	Voluntary expense cap May 1, 2022 through June 30, 2022	Contractual expense cap prior to May 1, 2022
Class 1	0.75%	0.75%	0.75%
Class 2	1.00	1.00	1.00
Class 3	0.875	0.875	0.875
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $598,877,824 and $605,650,939, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,800,000	0.69	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other
18	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 91.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
20	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Large Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022	21

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took
22	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022	23

Approval of Management Agreement  (continued)
(Unaudited)
considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

24	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2022

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Columbia Variable Portfolio – Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7013_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Dividend Opportunity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Dividend Opportunity Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Portfolio management
David King, CFA
Lead Portfolio Manager
Managed Fund since 2018
Yan Jin
Portfolio Manager
Managed Fund since 2018
Grace Lee, CAIA
Portfolio Manager
Managed Fund since 2020
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-6.54	1.26	8.70	10.04
Class 2	05/03/10	-6.68	1.01	8.43	9.77
Class 3	09/15/99	-6.61	1.14	8.57	9.90
MSCI USA High Dividend Yield Index (Net)		-9.23	-1.69	7.42	10.12
Russell 1000 Value Index		-12.86	-6.82	7.17	10.50
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The MSCI USA High Dividend Yield Index (Net) is composed of those securities in the MSCI USA Index that have higher-than-average dividend yield (e.g. 30% higher than that of the MSCI USA Index), a track record of consistent dividend payments and the capacity to sustain future dividend payments. The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large- and mid-cap U.S. equity market performance.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI USA High Dividend Yield Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	93.4
Convertible Preferred Stocks	6.3
Money Market Funds	0.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	5.0
Consumer Discretionary	6.3
Consumer Staples	13.7
Energy	9.8
Financials	16.4
Health Care	16.7
Industrials	5.9
Information Technology	9.7
Materials	2.5
Real Estate	7.0
Utilities	7.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	934.60	1,021.47	3.21	3.36	0.67
Class 2	1,000.00	1,000.00	933.20	1,020.23	4.41	4.61	0.92
Class 3	1,000.00	1,000.00	933.90	1,020.88	3.79	3.96	0.79
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 93.4%
Issuer	Shares	Value ($)
Communication Services 5.0%
Diversified Telecommunication Services 3.9%
AT&T, Inc.	725,000	15,196,000
Verizon Communications, Inc.	365,000	18,523,750
Total		33,719,750
Media 1.1%
Comcast Corp., Class A	250,000	9,810,000
Total Communication Services		43,529,750
Consumer Discretionary 5.8%
Hotels, Restaurants & Leisure 2.4%
Darden Restaurants, Inc.	37,500	4,242,000
McDonald’s Corp.	67,500	16,664,400
Total		20,906,400
Household Durables 0.5%
Newell Brands, Inc.	235,000	4,474,400
Specialty Retail 2.4%
Home Depot, Inc. (The)	77,500	21,255,925
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc.	137,500	4,196,500
Total Consumer Discretionary		50,833,225
Consumer Staples 13.7%
Beverages 5.7%
Coca-Cola Co. (The)	415,000	26,107,650
PepsiCo, Inc.	142,500	23,749,050
Total		49,856,700
Food & Staples Retailing 0.5%
Walgreens Boots Alliance, Inc.	115,000	4,358,500
Food Products 2.2%
Bunge Ltd.	62,500	5,668,125
JM Smucker Co. (The)	32,500	4,160,325
Kraft Heinz Co. (The)	235,000	8,962,900
Total		18,791,350
Household Products 3.1%
Procter & Gamble Co. (The)	190,000	27,320,100
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.2%
Altria Group, Inc.	140,000	5,847,800
Philip Morris International, Inc.	135,000	13,329,900
Total		19,177,700
Total Consumer Staples		119,504,350
Energy 9.8%
Oil, Gas & Consumable Fuels 9.8%
Chevron Corp.	162,500	23,526,750
Devon Energy Corp.	62,500	3,444,375
Exxon Mobil Corp.	435,000	37,253,400
Pioneer Natural Resources Co.	35,000	7,807,800
Shell PLC, ADR	80,000	4,183,200
Valero Energy Corp.	87,500	9,299,500
Total		85,515,025
Total Energy		85,515,025
Financials 16.3%
Banks 7.9%
Bank of America Corp.	200,000	6,226,000
JPMorgan Chase & Co.	250,000	28,152,500
M&T Bank Corp.	55,000	8,766,450
PNC Financial Services Group, Inc. (The)	65,000	10,255,050
Truist Financial Corp.	200,000	9,486,000
U.S. Bancorp	140,000	6,442,800
Total		69,328,800
Capital Markets 4.9%
Ares Capital Corp.	250,000	4,482,500
BlackRock, Inc.	14,000	8,526,560
Blackstone, Inc.	65,000	5,929,950
Morgan Stanley	200,000	15,212,000
State Street Corp.	137,500	8,476,875
Total		42,627,885
Consumer Finance 0.4%
OneMain Holdings, Inc.	100,000	3,738,000
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.6%
MetLife, Inc.	140,000	8,790,600
Principal Financial Group, Inc.	100,000	6,679,000
Progressive Corp. (The)	62,500	7,266,875
Total		22,736,475
Mortgage Real Estate Investment Trusts (REITS) 0.5%
Starwood Property Trust, Inc.	205,000	4,282,450
Total Financials		142,713,610
Health Care 14.6%
Biotechnology 2.8%
AbbVie, Inc.	160,000	24,505,600
Health Care Providers & Services 1.1%
CVS Health Corp.	100,000	9,266,000
Pharmaceuticals 10.7%
Bristol-Myers Squibb Co.	200,000	15,400,000
Johnson & Johnson	200,000	35,502,000
Merck & Co., Inc.	215,000	19,601,550
Pfizer, Inc.	450,000	23,593,500
Total		94,097,050
Total Health Care		127,868,650
Industrials 5.4%
Aerospace & Defense 1.4%
Huntington Ingalls Industries, Inc.	22,500	4,900,950
Raytheon Technologies Corp.	70,000	6,727,700
Total		11,628,650
Air Freight & Logistics 2.4%
CH Robinson Worldwide, Inc.	45,000	4,561,650
United Parcel Service, Inc., Class B	90,000	16,428,600
Total		20,990,250
Electrical Equipment 0.7%
Eaton Corp. PLC	47,500	5,984,525
Machinery 0.4%
AGCO Corp.	37,500	3,701,250
Road & Rail 0.5%
Union Pacific Corp.	21,500	4,585,520
Total Industrials		46,890,195
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 9.7%
Communications Equipment 2.4%
Cisco Systems, Inc.	380,000	16,203,200
Juniper Networks, Inc.	155,000	4,417,500
Total		20,620,700
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	140,000	4,411,400
IT Services 1.5%
International Business Machines Corp.	90,000	12,707,100
Semiconductors & Semiconductor Equipment 3.9%
Broadcom, Inc.	35,000	17,003,350
QUALCOMM, Inc.	50,000	6,387,000
Texas Instruments, Inc.	70,000	10,755,500
Total		34,145,850
Technology Hardware, Storage & Peripherals 1.4%
HP, Inc.	245,000	8,031,100
Seagate Technology Holdings PLC	65,000	4,643,600
Total		12,674,700
Total Information Technology		84,559,750
Materials 2.5%
Chemicals 2.0%
Dow, Inc.	140,000	7,225,400
International Flavors & Fragrances, Inc.	37,500	4,467,000
Nutrien Ltd.	80,000	6,375,200
Total		18,067,600
Metals & Mining 0.5%
Newmont Corp.	70,000	4,176,900
Total Materials		22,244,500
Real Estate 6.9%
Equity Real Estate Investment Trusts (REITS) 6.9%
Alexandria Real Estate Equities, Inc.	31,500	4,568,445
AvalonBay Communities, Inc.	35,000	6,798,750
Crown Castle International Corp.	67,500	11,365,650
Kimco Realty Corp.	315,000	6,227,550
Life Storage, Inc.	52,500	5,862,150
Medical Properties Trust, Inc.	300,000	4,581,000
Simon Property Group, Inc.	85,000	8,068,200

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
VICI Properties, Inc.	225,000	6,702,750
Welltower, Inc.	80,000	6,588,000
Total		60,762,495
Total Real Estate		60,762,495
Utilities 3.7%
Electric Utilities 3.7%
American Electric Power Co., Inc.	92,500	8,874,450
Duke Energy Corp.	85,000	9,112,850
Entergy Corp.	67,500	7,603,200
FirstEnergy Corp.	175,000	6,718,250
Total		32,308,750
Total Utilities		32,308,750
Total Common Stocks (Cost $745,506,753)		816,730,300

Convertible Preferred Stocks 6.2%
Issuer		Shares	Value ($)
Consumer Discretionary 0.5%
Auto Components 0.5%
Aptiv PLC	5.500%	42,500	4,473,125
Total Consumer Discretionary			4,473,125
Health Care 2.0%
Health Care Equipment & Supplies 1.3%
Becton Dickinson and Co.	6.000%	90,000	4,473,900
Boston Scientific Corp.	5.500%	65,000	6,600,100
Total			11,074,000
Life Sciences Tools & Services 0.7%
Danaher Corp.	5.000%	4,700	6,276,850
Total Health Care			17,350,850
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Industrials 0.5%
Professional Services 0.5%
Clarivate PLC	5.250%	75,000	4,291,057
Total Industrials			4,291,057
Utilities 3.2%
Electric Utilities 0.5%
NextEra Energy, Inc.	6.219%	100,000	4,913,000
Multi-Utilities 2.7%
DTE Energy Co.	6.250%	285,000	14,651,850
NiSource, Inc.	7.750%	80,000	9,097,600
Total			23,749,450
Total Utilities			28,662,450
Total Convertible Preferred Stocks (Cost $54,477,605)			54,777,482

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(a),(b)	2,741,325	2,739,680
Total Money Market Funds (Cost $2,739,406)		2,739,680
Total Investments in Securities (Cost: $802,723,764)		874,247,462
Other Assets & Liabilities, Net		550,601
Net Assets		874,798,063

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	4,104,527	73,204,432	(74,569,553)	274	2,739,680	(1,153)	6,523	2,741,325
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	43,529,750	—	—	43,529,750
Consumer Discretionary	50,833,225	—	—	50,833,225
Consumer Staples	119,504,350	—	—	119,504,350
Energy	85,515,025	—	—	85,515,025
Financials	142,713,610	—	—	142,713,610
Health Care	127,868,650	—	—	127,868,650
Industrials	46,890,195	—	—	46,890,195
Information Technology	84,559,750	—	—	84,559,750
Materials	22,244,500	—	—	22,244,500
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Real Estate	60,762,495	—	—	60,762,495
Utilities	32,308,750	—	—	32,308,750
Total Common Stocks	816,730,300	—	—	816,730,300
Convertible Preferred Stocks
Consumer Discretionary	—	4,473,125	—	4,473,125
Health Care	—	17,350,850	—	17,350,850
Industrials	—	4,291,057	—	4,291,057
Utilities	—	28,662,450	—	28,662,450
Total Convertible Preferred Stocks	—	54,777,482	—	54,777,482
Money Market Funds	2,739,680	—	—	2,739,680
Total Investments in Securities	819,469,980	54,777,482	—	874,247,462
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $799,984,358)	$871,507,782
Affiliated issuers (cost $2,739,406)	2,739,680
Cash	450
Receivable for:
Investments sold	5,100,053
Capital shares sold	73,244
Dividends	1,576,329
Foreign tax reclaims	159,663
Expense reimbursement due from Investment Manager	2,715
Prepaid expenses	9,643
Total assets	881,169,559
Liabilities
Payable for:
Investments purchased	5,052,746
Capital shares purchased	928,121
Management services fees	16,860
Distribution and/or service fees	3,230
Service fees	53,737
Compensation of board members	281,010
Compensation of chief compliance officer	95
Other expenses	35,697
Total liabilities	6,371,496
Net assets applicable to outstanding capital stock	$874,798,063
Represented by
Trust capital	$874,798,063
Total - representing net assets applicable to outstanding capital stock	$874,798,063
Class 1
Net assets	$45,555,676
Shares outstanding	1,291,002
Net asset value per share	$35.29
Class 2
Net assets	$107,030,425
Shares outstanding	3,128,603
Net asset value per share	$34.21
Class 3
Net assets	$722,211,962
Shares outstanding	20,787,898
Net asset value per share	$34.74
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022	11

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$17,746,879
Dividends — affiliated issuers	6,523
Foreign taxes withheld	(11,663)
Total income	17,741,739
Expenses:
Management services fees	3,244,323
Distribution and/or service fees
Class 2	131,453
Class 3	485,532
Service fees	308,358
Compensation of board members	(4,010)
Custodian fees	3,590
Printing and postage fees	26,490
Audit fees	16,106
Legal fees	9,847
Interest on interfund lending	7
Compensation of chief compliance officer	69
Other	9,299
Total expenses	4,231,064
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(493,440)
Total net expenses	3,737,624
Net investment income	14,004,115
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	29,371,087
Investments — affiliated issuers	(1,153)
Foreign currency translations	(3,420)
Net realized gain	29,366,514
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(105,329,367)
Investments — affiliated issuers	274
Foreign currency translations	(12,481)
Net change in unrealized appreciation (depreciation)	(105,341,574)
Net realized and unrealized loss	(75,975,060)
Net decrease in net assets resulting from operations	$(61,970,945)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$14,004,115	$26,564,140
Net realized gain	29,366,514	169,833,120
Net change in unrealized appreciation (depreciation)	(105,341,574)	26,514,573
Net increase (decrease) in net assets resulting from operations	(61,970,945)	222,911,833
Decrease in net assets from capital stock activity	(21,108,617)	(689,576,334)
Total decrease in net assets	(83,079,562)	(466,664,501)
Net assets at beginning of period	957,877,625	1,424,542,126
Net assets at end of period	$874,798,063	$957,877,625

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	46,280	1,738,250	112,523	3,955,037
Redemptions	(114,464)	(4,307,487)	(19,847,962)	(609,516,543)
Net decrease	(68,184)	(2,569,237)	(19,735,439)	(605,561,506)
Class 2
Subscriptions	407,255	14,686,822	349,447	11,713,774
Redemptions	(80,905)	(2,943,560)	(204,566)	(6,771,182)
Net increase	326,350	11,743,262	144,881	4,942,592
Class 3
Subscriptions	32,570	1,198,772	19,959	681,359
Redemptions	(850,294)	(31,481,414)	(2,663,937)	(89,638,779)
Net decrease	(817,724)	(30,282,642)	(2,643,978)	(88,957,420)
Total net decrease	(559,558)	(21,108,617)	(22,234,536)	(689,576,334)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$37.76	0.58	(3.05)	(2.47)
Year Ended 12/31/2021	$29.93	0.97	6.86	7.83
Year Ended 12/31/2020	$29.59	1.04	(0.70)	0.34
Year Ended 12/31/2019	$23.85	0.85	4.89	5.74
Year Ended 12/31/2018	$25.30	0.85	(2.30)	(1.45)
Year Ended 12/31/2017	$22.12	0.89	2.29	3.18
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$36.66	0.52	(2.97)	(2.45)
Year Ended 12/31/2021	$29.12	0.89	6.65	7.54
Year Ended 12/31/2020	$28.86	0.95	(0.69)	0.26
Year Ended 12/31/2019	$23.32	0.77	4.77	5.54
Year Ended 12/31/2018	$24.81	0.75	(2.24)	(1.49)
Year Ended 12/31/2017	$21.74	0.82	2.25	3.07
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$37.20	0.55	(3.01)	(2.46)
Year Ended 12/31/2021	$29.52	0.94	6.74	7.68
Year Ended 12/31/2020	$29.22	1.00	(0.70)	0.30
Year Ended 12/31/2019	$23.58	0.81	4.83	5.64
Year Ended 12/31/2018	$25.05	0.79	(2.26)	(1.47)
Year Ended 12/31/2017	$21.92	0.86	2.27	3.13

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$35.29	(6.54%)	0.78%(c),(d)	0.67%(c),(d)	3.14%(c)	19%	$45,556
Year Ended 12/31/2021	$37.76	26.16%	0.76%(d)	0.71%(d)	2.92%	38%	$51,329
Year Ended 12/31/2020	$29.93	1.15%	0.74%	0.73%	3.88%	54%	$631,347
Year Ended 12/31/2019	$29.59	24.07%	0.74%	0.72%	3.13%	46%	$632,898
Year Ended 12/31/2018	$23.85	(5.73%)	0.72%	0.72%	3.31%	87%	$537,062
Year Ended 12/31/2017	$25.30	14.38%	0.73%	0.73%	3.82%	62%	$832,599
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$34.21	(6.68%)	1.03%(c),(d)	0.92%(c),(d)	2.91%(c)	19%	$107,030
Year Ended 12/31/2021	$36.66	25.89%	1.04%(d)	0.94%(d)	2.66%	38%	$102,724
Year Ended 12/31/2020	$29.12	0.90%	0.99%	0.98%	3.64%	54%	$77,386
Year Ended 12/31/2019	$28.86	23.76%	0.99%	0.97%	2.88%	46%	$81,504
Year Ended 12/31/2018	$23.32	(6.01%)	0.97%	0.97%	2.99%	87%	$61,764
Year Ended 12/31/2017	$24.81	14.12%	0.98%	0.98%	3.58%	62%	$69,367
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$34.74	(6.61%)	0.90%(c),(d)	0.79%(c),(d)	3.01%(c)	19%	$722,212
Year Ended 12/31/2021	$37.20	26.02%	0.92%(d)	0.82%(d)	2.78%	38%	$803,825
Year Ended 12/31/2020	$29.52	1.03%	0.86%	0.85%	3.77%	54%	$715,809
Year Ended 12/31/2019	$29.22	23.92%	0.86%	0.84%	3.00%	46%	$810,575
Year Ended 12/31/2018	$23.58	(5.87%)	0.85%	0.84%	3.11%	87%	$749,273
Year Ended 12/31/2017	$25.05	14.28%	0.86%	0.86%	3.71%	62%	$939,770
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022	15

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.70% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
18	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.07% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractrual through April 30, 2023
Class 1	0.67%
Class 2	0.92
Class 3	0.795
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $172,468,462 and $178,876,808, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	300,000	0.85	1
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective
20	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 8. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 93.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Dividend Opportunity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022	23

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took
24	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022	25

Approval of Management Agreement  (continued)
(Unaudited)
considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
26	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Dividend Opportunity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7005_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – U.S. Government Mortgage Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – U.S. Government Mortgage Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
Portfolio management
Jason Callan
Co-Portfolio Manager
Managed Fund since 2012
Tom Heuer, CFA
Co-Portfolio Manager
Managed Fund since 2012
Ryan Osborn, CFA
Co-Portfolio Manager
Managed Fund since 2019
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-9.48	-10.83	0.67	1.48
Class 2	05/03/10	-9.60	-11.02	0.43	1.22
Class 3	09/15/99	-9.57	-10.95	0.55	1.34
Bloomberg U.S. Mortgage-Backed Securities Index		-8.78	-9.03	0.36	1.18
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2013 reflects returns achieved pursuant to a different investment objective and different principal investment strategies. If the Fund’s current investment objective and strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg U.S. Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA). Effective August 24, 2021, the Bloomberg Barclays U.S. Mortgage-Backed Securities Index was re-branded as the Bloomberg U.S. Mortgage-Backed Securities Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Asset-Backed Securities — Non-Agency	3.5
Commercial Mortgage-Backed Securities - Agency	4.0
Commercial Mortgage-Backed Securities - Non-Agency	4.5
Money Market Funds	6.0
Options Purchased Calls	0.1
Residential Mortgage-Backed Securities - Agency	73.5
Residential Mortgage-Backed Securities - Non-Agency	8.4
Total	100.0
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2022)
AAA rating	84.1
AA rating	2.9
A rating	3.6
BBB rating	4.6
BB rating	1.6
B rating	1.0
Not rated	2.2
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	905.20	1,022.56	2.13	2.26	0.45
Class 2	1,000.00	1,000.00	904.00	1,021.32	3.30	3.51	0.70
Class 3	1,000.00	1,000.00	904.30	1,021.92	2.74	2.91	0.58
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	2.763%	4,125,000	3,850,275
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	2.744%	2,750,000	2,557,780
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	2.464%	6,500,000	6,169,247
Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class CRR
3-month USD LIBOR + 1.900% Floor 1.900% 10/21/2030	2.998%	8,000,000	7,543,976
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% Floor 7.250% 10/22/2030	8.386%	2,000,000	1,675,666
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	3.036%	3,000,000	2,887,137
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	55,090	55,084
Series 2021-5 Class A
08/15/2029	1.530%	3,538,499	3,425,355
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/15/2029	2.794%	5,250,000	4,887,136
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	2.444%	3,750,000	3,601,755
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	2.794%	5,000,000	4,755,425
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	1,006,508	966,372
Total Asset-Backed Securities — Non-Agency (Cost $44,975,097)			42,375,208

Commercial Mortgage-Backed Securities - Agency 4.9%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K063 Class A2
01/25/2027	3.430%	4,362,000	4,354,930
Federal National Mortgage Association(c)
Series 2017-M15 Class ATS2
11/25/2027	3.209%	6,614,004	6,506,278
Series 2018-M7 Class A2
03/25/2028	3.143%	24,383,439	23,909,228
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	3,978,846	3,876,272
FRESB Mortgage Trust(c)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	4,075,295	3,984,640
Government National Mortgage Association(c),(d)
Series 2019-102 Class IB
03/16/2060	0.828%	6,894,413	432,676
Series 2019-109 Class IO
04/16/2060	0.804%	12,346,438	764,542
Series 2019-118 Class IO
06/16/2061	0.821%	9,944,651	530,393
Series 2019-131 Class IO
07/16/2061	0.802%	13,108,853	792,986
Series 2019-134 Class IO
08/16/2061	0.653%	8,806,721	439,258
Series 2019-139 Class IO
11/16/2061	0.654%	10,392,108	521,491
Series 2020-19 Class IO
12/16/2061	0.699%	9,714,675	576,731
Series 2020-3 Class IO
02/16/2062	0.627%	10,149,675	544,275
Total Commercial Mortgage-Backed Securities - Agency (Cost $54,739,073)			47,233,700

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 5.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class A
1-month USD LIBOR + 0.850% Floor 0.850% 09/15/2034	2.174%	4,000,000	3,899,425
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	3.124%	3,500,000	3,355,859
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	2,970,000	2,495,511
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,200,000	3,294,031
Hilton USA Trust(a),(c)
Series 2016-HHV Class F
11/05/2038	4.333%	7,500,000	6,564,502
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	963,896
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	2,000,000	1,915,035
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	8,836,150	7,956,054
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	2,917,500	2,659,564
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	4,000,000	3,733,098
Series 2020-SFR3 Class B
10/17/2027	1.495%	3,000,000	2,719,139
Series 2022-SFR1 Class A
02/17/2041	2.709%	5,000,000	4,454,190
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	2.474%	5,000,000	4,774,333
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	2.824%	2,500,000	2,427,109
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.775% Floor 1.650% 12/15/2034	3.099%	3,000,000	2,948,142
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $57,364,572)			54,159,888

Residential Mortgage-Backed Securities - Agency 91.4%

Federal Home Loan Mortgage Corp.
10/01/2023- 06/01/2039	5.000%	1,490,724	1,571,868
08/01/2035- 08/01/2051	2.000%	38,967,454	35,198,989
08/01/2041- 06/01/2048	4.500%	6,466,742	6,595,325
10/01/2041- 11/01/2048	4.000%	27,252,449	27,517,389
07/01/2042- 04/01/2047	3.500%	34,213,595	33,713,710
11/01/2042- 01/01/2052	3.000%	56,148,068	52,894,068
02/01/2051- 03/01/2052	2.500%	36,749,246	33,262,634
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.618% Cap 10.990% 01/01/2037	1.868%	39,900	40,548
12-month USD LIBOR + 1.910% Cap 10.449% 09/01/2037	2.627%	56,315	57,985
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	4.626%	3,789,125	448,573
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	4.626%	8,088,726	1,070,443
CMO Series 4183 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	4.826%	10,487	19
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	4.576%	2,585,701	421,015

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	4.626%	6,058,636	940,345
CMO Series 4965 Class KS
1-month USD LIBOR + 5.850% Cap 5.850% 04/25/2050	4.226%	3,417,305	468,142
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	4.456%	6,959,993	1,325,998
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	4.426%	8,323,301	1,640,529
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	4.646%	2,250,502	289,668
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	4.676%	927,681	119,094
Federal Home Loan Mortgage Corp.(d)
CMO Series 266
07/15/2042	4.000%	2,263,639	377,619
CMO Series 267
08/15/2042	4.000%	1,750,761	291,924
CMO Series 4122 Class JI
12/15/2040	4.000%	329,703	10,263
CMO Series 4139 Class CI
05/15/2042	3.500%	1,321,626	134,295
CMO Series 4147 Class CI
01/15/2041	3.500%	1,665,621	89,145
CMO Series 4148 Class BI
02/15/2041	4.000%	63,121	490
CMO Series 4177 Class IY
03/15/2043	4.000%	4,518,436	755,060
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 4068 Class GI
09/15/2036	1.119%	2,046,920	97,054
Federal Home Loan Mortgage Corp. REMICS(d)
CMO Series 5105 Class ID
05/25/2051	3.000%	10,712,491	2,116,732
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
08/01/2022	6.000%	3	3
09/01/2023- 11/01/2023	5.500%	197,004	198,347
03/01/2027- 01/01/2052	2.500%	98,877,105	90,541,084
03/01/2027- 07/01/2048	3.500%	59,835,212	59,009,771
05/01/2027- 11/01/2050	3.000%	83,549,367	79,219,614
06/01/2036- 05/01/2051	2.000%	68,989,583	61,227,349
12/01/2037	5.000%	3,717,231	3,916,958
05/01/2039- 08/01/2047	4.500%	3,620,426	3,715,520
11/01/2043- 06/01/2048	4.000%	25,389,160	25,515,851
CMO Series 2017-72 Class B
09/25/2047	3.000%	2,823,877	2,698,973
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	1.758%	10,217	10,171
12-month USD LIBOR + 1.715% Floor 1.715%, Cap 9.167% 12/01/2033	2.090%	2,320	2,349
12-month USD LIBOR + 1.588% Floor 1.588%, Cap 9.161% 06/01/2034	3.338%	14,390	14,281
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	3.447%	622	638
Federal National Mortgage Association(c),(d)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,043,325	4
Federal National Mortgage Association(d)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	1,215,743	61,697
CMO Series 2012-133 Class EI
07/25/2031	3.500%	364,088	10,089
CMO Series 2012-134 Class AI
07/25/2040	3.500%	752,002	22,726
CMO Series 2012-144 Class HI
07/25/2042	3.500%	1,211,947	130,601
CMO Series 2012-40 Class IP
09/25/2040	4.000%	3,123,598	214,329
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,095,716	153,719
CMO Series 2013-1 Class BI
02/25/2040	3.500%	235,367	1,210

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-10 Class AI
11/25/2041	3.500%	4,461,688	315,375
CMO Series 2013-16
01/25/2040	3.500%	1,134,352	51,374
CMO Series 2013-41 Class IY
05/25/2040	3.500%	500,802	3,164
CMO Series 2013-6 Class MI
02/25/2040	3.500%	312,644	2,623
CMO Series 2020-55 Class MI
08/25/2050	2.500%	11,712,154	1,973,470
CMO Series 2021-3 Class TI
02/25/2051	2.500%	22,759,805	3,976,286
Federal National Mortgage Association(b),(d)
CMO Series 2012-99 Class SL
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 09/25/2042	4.996%	5,025,922	947,900
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	4.526%	2,699,707	426,499
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	4.226%	3,721,986	594,264
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	4.376%	9,507,987	1,518,243
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	4.376%	6,419,554	997,604
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	4.526%	7,280,103	1,107,780
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	2.326%	15,973,927	1,332,371
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	4.526%	3,904,633	573,584
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	4.426%	11,386,697	1,649,960
CMO Series 2019-34 Class SM
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	4.426%	9,709,673	1,730,897
CMO Series 2020-40 Class LS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	4.456%	9,829,754	1,943,648
Federal National Mortgage Association REMICS(d)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	7,424,830	1,394,422
CMO Series 2021-54 Class LI
04/25/2049	2.500%	11,782,591	1,717,244
Government National Mortgage Association
08/20/2040	5.000%	1,930,514	2,053,101
07/20/2041	4.500%	2,609,378	2,730,173
04/20/2051- 05/20/2051	2.500%	24,437,373	22,125,950
Government National Mortgage Association(e)
04/20/2048	4.500%	4,829,902	4,957,457
Government National Mortgage Association(d)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	1,934,160	316,408
CMO Series 2012-129 Class AI
08/20/2037	3.000%	782,327	15,294
CMO Series 2014-131 Class EI
09/16/2039	4.000%	2,542,937	178,089
CMO Series 2019-129 Class AI
10/20/2049	3.500%	6,254,574	1,035,839
CMO Series 2020-104 Class IY
07/20/2050	3.000%	11,070,505	1,645,935
CMO Series 2020-138 Class IN
09/20/2050	2.500%	6,796,256	1,059,065
CMO Series 2020-138 Class JI
09/20/2050	2.500%	19,089,122	2,685,481
CMO Series 2020-142 Class GI
09/20/2050	3.000%	4,592,331	658,308

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-144 Class KI
09/20/2050	2.500%	8,383,616	1,086,232
CMO Series 2020-175 Class KI
11/20/2050	2.500%	13,322,845	1,927,999
CMO Series 2020-185 Class KI
12/20/2050	2.500%	19,882,594	2,577,410
CMO Series 2020-191 Class UC
12/20/2050	4.000%	12,307,633	1,967,221
CMO Series 2021-1 Class IB
01/20/2051	2.500%	12,244,950	1,608,188
CMO Series 2021-1 Class QI
01/20/2051	2.500%	13,879,721	2,065,929
CMO Series 2021-122 Class HI
11/20/2050	2.500%	9,674,371	1,409,237
CMO Series 2021-142 Class IX
08/20/2051	2.500%	13,349,096	1,975,817
CMO Series 2021-146 Class IK
08/20/2051	3.500%	11,836,835	2,069,259
CMO Series 2021-158 Class IO
09/20/2051	3.000%	8,609,704	1,303,296
CMO Series 2021-158 Class VI
09/20/2051	3.000%	9,677,479	1,574,906
CMO Series 2021-159 Class IP
09/20/2051	3.000%	7,502,191	1,141,530
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	12,982,159	2,042,120
CMO Series 2021-228 Class IJ
12/20/2051	2.500%	15,178,141	2,302,412
CMO Series 2021-27 Class IN
02/20/2051	2.500%	8,041,709	1,060,487
CMO Series 2021-67 Class GI
04/20/2051	3.000%	12,546,446	1,898,063
CMO Series 2021-8 Class IO
01/20/2051	3.000%	22,814,323	3,594,691
CMO Series 2021-9 Class MI
01/20/2051	2.500%	14,301,184	1,871,889
Government National Mortgage Association(b),(d)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	4.691%	2,117,256	333,882
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	4.605%	3,807,112	482,905
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	4.605%	2,589,111	342,258
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.605%	3,277,304	384,267
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	4.555%	5,462,961	676,959
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	4.555%	4,715,045	574,950
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	4.605%	4,154,256	553,015
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	4.605%	2,259,748	277,834
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	4.605%	3,162,905	396,048
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	4.605%	4,316,527	581,261
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	4.605%	3,722,211	444,279
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	4.455%	3,681,393	585,242

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	4.505%	7,540,361	885,433
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	4.541%	8,431,435	1,785,479
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	4.505%	18,562,498	2,260,671
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	4.605%	7,920,816	952,455
CMO Series 2020-125 Class SD
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/20/2050	4.655%	9,482,517	1,443,267
CMO Series 2020-133 Class SK
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2050	4.705%	16,544,621	2,709,342
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.929%	83,885,371	600,418
Government National Mortgage Association TBA(f)
08/18/2052	3.000%	35,000,000	32,975,879
Uniform Mortgage-Backed Security TBA(f)
08/16/2037	2.500%	40,000,000	38,205,373
08/11/2052	3.000%	33,000,000	30,733,183
08/11/2052	3.500%	50,000,000	48,095,595
08/11/2052	4.000%	91,000,000	89,674,102
Total Residential Mortgage-Backed Securities - Agency (Cost $949,564,147)			879,262,799

Residential Mortgage-Backed Securities - Non-Agency 10.5%

American Mortgage Trust(c),(g),(h)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	10	6
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2028	2.856%	3,261,697	3,248,840
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-1 Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 01/26/2032	2.352%	4,550,000	4,522,124
BVRT Financing Trust(a),(b),(g),(h)
CMO Series 2021-CRT1 Class M3
1-month USD LIBOR + 2.750% Floor 3.000% 01/10/2033	3.000%	6,251,904	6,111,236
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.374%	4,000,000	3,959,472
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	4,048,547	3,793,183
CMO Series 2022-2 Class A1
03/25/2067	3.757%	4,243,633	4,032,393
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2014-A Class B2
01/25/2035	5.478%	1,044,753	1,021,222
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	2,294,082	2,219,929
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	2.826%	5,500,000	4,938,681
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM1 Class A2
05/25/2065	0.994%	1,394,855	1,337,524
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,141,411
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	5.624%	2,169,608	2,186,032
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN4 Class M3
1-month USD LIBOR + 4.550% 10/25/2024	6.174%	2,911,356	2,946,338
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2022-DNA2 Class M1B
02/25/2042	3.326%	3,500,000	3,234,666
GCAT LLC(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	1,175,594	1,134,866

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT Trust(a),(c)
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	3,476,798	3,327,619
Home Re Ltd.(a),(b)
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	3.776%	2,600,000	2,594,303
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	4,181,862	3,992,155
Loan Revolving Advance Investment Trust(a),(b),(g),(h)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	3.625%	7,500,000	7,500,000
New Residential Mortgage Loan Trust(a),(c),(d)
CMO Series 2014-1A Class AIO
01/25/2054	2.302%	10,813,922	498,423
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	4.474%	11,500,000	11,428,818
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.274%	10,500,000	10,361,228
Pretium Mortgage Credit Partners(a),(c)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	2,641,920	2,461,808
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	3.374%	1,135,657	1,121,442
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	2.456%	3,750,000	3,532,109
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	2,200,000	2,188,658
Stanwich Mortgage Loan Co. LLC(a),(c)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	2,165,405	2,085,056
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	3,960,987	3,800,386
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $102,544,581)			100,719,928

Options Purchased Calls 0.1%
Value ($)
(Cost $1,693,250)	1,117,315

Money Market Funds 7.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(i),(j)	71,782,446	71,739,377
Total Money Market Funds (Cost $71,743,866)		71,739,377
Total Investments in Securities (Cost: $1,282,624,586)		1,196,608,215
Other Assets & Liabilities, Net		(234,956,486)
Net Assets		961,651,729

At June 30, 2022, securities and/or cash totaling $13,292,854 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	414	09/2022	USD	49,071,938	—	(280,538)
U.S. Treasury 2-Year Note	7	09/2022	USD	1,470,109	—	(4,060)
U.S. Ultra Treasury Bond	90	09/2022	USD	13,890,938	—	(381,352)
Total					—	(665,950)

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(12)	09/2022	USD	(1,663,500)	8,880	—
U.S. Treasury 5-Year Note	(521)	09/2022	USD	(58,482,250)	303,776	—
Total					312,656	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	28,750,000	28,750,000	1.00	07/08/2022	293,250	3
10-Year OTC interest rate swap with JPMorgan to receive exercise rate and pay SOFR	JPMorgan	USD	70,000,000	70,000,000	2.25	05/26/2023	1,400,000	1,117,312
Total							1,693,250	1,117,315

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(47,400,000)	(47,400,000)	1.75	07/05/2022	(367,350)	(2,836,881)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	8.150	USD	5,000,000	(878,125)	2,500	—	(930,126)	54,501	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.150	USD	5,000,000	(878,125)	2,500	—	(857,661)	—	(17,964)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.150	USD	3,000,000	(526,875)	1,500	—	(675,965)	150,590	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.150	USD	2,500,000	(439,062)	1,250	—	(408,397)	—	(29,415)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	6.953	USD	10,000,000	(1,615,625)	5,000	—	(1,907,194)	296,569	—
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	20.016	USD	2,500,000	(464,453)	1,250	—	(136,424)	—	(326,779)
Total								(4,802,265)	14,000	—	(4,915,767)	501,660	(374,158)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $192,122,648, which represents 19.98% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2022, the total value of these securities amounted to $13,611,242, which represents 1.42% of total net assets.
(h)	Valuation based on significant unobservable inputs.
(i)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	81,664,439	141,503,011	(151,428,925)	852	71,739,377	(20,456)	110,115	71,782,446
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	42,375,208	—	42,375,208
Commercial Mortgage-Backed Securities - Agency	—	47,233,700	—	47,233,700
Commercial Mortgage-Backed Securities - Non-Agency	—	54,159,888	—	54,159,888
Residential Mortgage-Backed Securities - Agency	—	879,262,799	—	879,262,799
Residential Mortgage-Backed Securities - Non-Agency	—	87,108,686	13,611,242	100,719,928
Options Purchased Calls	—	1,117,315	—	1,117,315
Money Market Funds	71,739,377	—	—	71,739,377
Total Investments in Securities	71,739,377	1,111,257,596	13,611,242	1,196,608,215
Investments in Derivatives
Asset
Futures Contracts	312,656	—	—	312,656
Swap Contracts	—	501,660	—	501,660
Liability
Futures Contracts	(665,950)	—	—	(665,950)
Options Contracts Written	—	(2,836,881)	—	(2,836,881)
Swap Contracts	—	(374,158)	—	(374,158)
Total	71,386,083	1,108,548,217	13,611,242	1,193,545,542
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2021 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2022 ($)
Asset-Backed Securities — Non-Agency	4,506,003	—	—	—	—	—	—	(4,506,003)	—
Residential Mortgage-Backed Securities — Agency	2,138,935	—	—	—	—	—	—	(2,138,935)	—
Residential Mortgage-Backed Securities — Non-Agency	21,136,006	—	19,984	(196,660)	—	(7,348,088)	—	—	13,611,242
Total	27,780,944	—	19,984	(196,660)	—	(7,348,088)	—	(6,644,938)	13,611,242
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2022 was $(196,660), which is comprised of Residential Mortgage-Backed Securities — Non-Agency.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,209,187,470)	$1,123,751,523
Affiliated issuers (cost $71,743,866)	71,739,377
Options purchased (cost $1,693,250)	1,117,315
Cash	2,217
Cash collateral held at broker for:
Swap contracts	4,432,000
Options contracts written	3,333,000
TBA	4,291,070
Unrealized appreciation on swap contracts	501,660
Receivable for:
Investments sold	807
Investments sold on a delayed delivery basis	238,363,132
Capital shares sold	10,597
Dividends	49,872
Interest	3,571,488
Variation margin for futures contracts	635,344
Prepaid expenses	9,471
Total assets	1,451,808,873
Liabilities
Option contracts written, at value (premiums received $367,350)	2,836,881
Unrealized depreciation on swap contracts	374,158
Upfront receipts on swap contracts	4,915,767
Payable for:
Investments purchased	189,215
Investments purchased on a delayed delivery basis	479,504,964
Capital shares purchased	1,765,439
Variation margin for futures contracts	386,578
Management services fees	11,201
Distribution and/or service fees	410
Service fees	8,081
Compensation of board members	129,822
Compensation of chief compliance officer	106
Other expenses	34,522
Total liabilities	490,157,144
Net assets applicable to outstanding capital stock	$961,651,729
Represented by
Paid in capital	1,062,271,580
Total distributable earnings (loss)	(100,619,851)
Total - representing net assets applicable to outstanding capital stock	$961,651,729
Class 1
Net assets	$864,378,263
Shares outstanding	92,393,811
Net asset value per share	$9.36
Class 2
Net assets	$23,126,853
Shares outstanding	2,482,646
Net asset value per share	$9.32
Class 3
Net assets	$74,146,613
Shares outstanding	7,931,533
Net asset value per share	$9.35
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022	17

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$110,115
Interest	13,730,922
Total income	13,841,037
Expenses:
Management services fees	2,175,943
Distribution and/or service fees
Class 2	32,705
Class 3	49,864
Service fees	44,539
Compensation of board members	5,587
Custodian fees	14,391
Printing and postage fees	9,399
Audit fees	19,642
Legal fees	10,390
Interest on collateral	4,228
Compensation of chief compliance officer	69
Other	9,127
Total expenses	2,375,884
Net investment income	11,465,153
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(21,809,710)
Investments — affiliated issuers	(20,456)
Foreign currency translations	(67)
Futures contracts	(9,788,739)
Options purchased	5,153,110
Options contracts written	(6,048,700)
Swap contracts	518,595
Net realized loss	(31,995,967)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(78,174,396)
Investments — affiliated issuers	852
Futures contracts	(1,035,689)
Options purchased	1,450,160
Options contracts written	(2,969,090)
Swap contracts	(2,651,243)
Net change in unrealized appreciation (depreciation)	(83,379,406)
Net realized and unrealized loss	(115,375,373)
Net decrease in net assets resulting from operations	$(103,910,220)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$11,465,153	$20,895,270
Net realized loss	(31,995,967)	(5,154,315)
Net change in unrealized appreciation (depreciation)	(83,379,406)	(27,409,738)
Net decrease in net assets resulting from operations	(103,910,220)	(11,668,783)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(36,370,983)
Class 2	—	(1,010,883)
Class 3	—	(3,261,776)
Total distributions to shareholders	—	(40,643,642)
Increase (decrease) in net assets from capital stock activity	(41,298,003)	128,396,410
Total increase (decrease) in net assets	(145,208,223)	76,083,985
Net assets at beginning of period	1,106,859,952	1,030,775,967
Net assets at end of period	$961,651,729	$1,106,859,952

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	168,841	1,639,598	11,577,438	125,938,508
Distributions reinvested	—	—	3,454,035	36,370,983
Redemptions	(3,504,243)	(33,991,995)	(2,905,221)	(31,442,584)
Net increase (decrease)	(3,335,402)	(32,352,397)	12,126,252	130,866,907
Class 2
Subscriptions	173,398	1,711,724	860,971	9,250,188
Distributions reinvested	—	—	96,183	1,010,883
Redemptions	(518,891)	(4,989,189)	(736,889)	(7,881,802)
Net increase (decrease)	(345,493)	(3,277,465)	220,265	2,379,269
Class 3
Subscriptions	106,429	1,059,030	476,822	5,134,602
Distributions reinvested	—	—	309,760	3,261,776
Redemptions	(690,648)	(6,727,171)	(1,234,747)	(13,246,144)
Net decrease	(584,219)	(5,668,141)	(448,165)	(4,849,766)
Total net increase (decrease)	(4,265,114)	(41,298,003)	11,898,352	128,396,410
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$10.34	0.11	(1.09)	(0.98)	—	—	—
Year Ended 12/31/2021	$10.83	0.20	(0.30)	(0.10)	(0.22)	(0.17)	(0.39)
Year Ended 12/31/2020	$10.62	0.25	0.29	0.54	(0.29)	(0.04)	(0.33)
Year Ended 12/31/2019	$10.23	0.30	0.38	0.68	(0.29)	—	(0.29)
Year Ended 12/31/2018	$10.35	0.30	(0.11)	0.19	(0.30)	(0.01)	(0.31)
Year Ended 12/31/2017	$10.32	0.29	0.05	0.34	(0.30)	(0.01)	(0.31)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$10.31	0.10	(1.09)	(0.99)	—	—	—
Year Ended 12/31/2021	$10.80	0.17	(0.29)	(0.12)	(0.20)	(0.17)	(0.37)
Year Ended 12/31/2020	$10.59	0.22	0.29	0.51	(0.26)	(0.04)	(0.30)
Year Ended 12/31/2019	$10.20	0.27	0.39	0.66	(0.27)	—	(0.27)
Year Ended 12/31/2018	$10.32	0.27	(0.11)	0.16	(0.27)	(0.01)	(0.28)
Year Ended 12/31/2017	$10.30	0.26	0.05	0.31	(0.28)	(0.01)	(0.29)
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$10.34	0.10	(1.09)	(0.99)	—	—	—
Year Ended 12/31/2021	$10.83	0.19	(0.30)	(0.11)	(0.21)	(0.17)	(0.38)
Year Ended 12/31/2020	$10.62	0.24	0.28	0.52	(0.27)	(0.04)	(0.31)
Year Ended 12/31/2019	$10.23	0.28	0.39	0.67	(0.28)	—	(0.28)
Year Ended 12/31/2018	$10.35	0.28	(0.11)	0.17	(0.28)	(0.01)	(0.29)
Year Ended 12/31/2017	$10.32	0.27	0.06	0.33	(0.29)	(0.01)	(0.30)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	6/30/2022	12/31/2021	12/31/2020	12/31/2019	12/31/2018
Class 1	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Class 2	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Class 3	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$9.36	(9.48%)	0.45%(c),(d)	0.45%(c),(d)	2.27%(c)	156%	$864,378
Year Ended 12/31/2021	$10.34	(0.95%)	0.45%(d)	0.45%(d)	1.88%	302%	$989,683
Year Ended 12/31/2020	$10.83	5.09%	0.46%(d)	0.46%(d)	2.32%	332%	$905,531
Year Ended 12/31/2019	$10.62	6.73%	0.46%(d)	0.46%(d)	2.83%	335%	$888,047
Year Ended 12/31/2018	$10.23	1.85%	0.46%(d)	0.46%(d)	2.91%	286%	$847,752
Year Ended 12/31/2017	$10.35	3.34%	0.48%	0.48%	2.77%	320%	$898,922
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$9.32	(9.60%)	0.70%(c),(d)	0.70%(c),(d)	2.01%(c)	156%	$23,127
Year Ended 12/31/2021	$10.31	(1.20%)	0.70%(d)	0.70%(d)	1.62%	302%	$29,150
Year Ended 12/31/2020	$10.80	4.85%	0.71%(d)	0.71%(d)	2.07%	332%	$28,163
Year Ended 12/31/2019	$10.59	6.50%	0.71%(d)	0.71%(d)	2.57%	335%	$25,616
Year Ended 12/31/2018	$10.20	1.60%	0.71%(d)	0.71%(d)	2.66%	286%	$22,932
Year Ended 12/31/2017	$10.32	2.99%	0.73%	0.73%	2.52%	320%	$24,782
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$9.35	(9.57%)	0.58%(c),(d)	0.58%(c),(d)	2.14%(c)	156%	$74,147
Year Ended 12/31/2021	$10.34	(1.07%)	0.58%(d)	0.58%(d)	1.74%	302%	$88,027
Year Ended 12/31/2020	$10.83	4.96%	0.58%(d)	0.58%(d)	2.20%	332%	$97,082
Year Ended 12/31/2019	$10.62	6.61%	0.59%(d)	0.59%(d)	2.71%	335%	$94,876
Year Ended 12/31/2018	$10.23	1.72%	0.58%(d)	0.58%(d)	2.78%	286%	$99,204
Year Ended 12/31/2017	$10.35	3.22%	0.61%	0.61%	2.65%	320%	$120,079
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022	21

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
22	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
24	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates and to hedge the fair value of the Fund’s investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
26	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	501,660*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	312,656*
Interest rate risk	Investments, at value — Options purchased	1,117,315
Total		1,931,631

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	374,158*
Credit risk	Upfront receipts on swap contracts	4,915,767
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	665,950*
Interest rate risk	Options contracts written, at value	2,836,881
Total		8,792,756

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	518,595	518,595
Interest rate risk	(9,788,739)	(6,048,700)	5,153,110	—	(10,684,329)
Total	(9,788,739)	(6,048,700)	5,153,110	518,595	(10,165,734)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(2,651,243)	(2,651,243)
Interest rate risk	(1,035,689)	(2,969,090)	1,450,160	—	(2,554,619)
Total	(1,035,689)	(2,969,090)	1,450,160	(2,651,243)	(5,205,862)
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	72,982,305
Futures contracts — short	47,832,313
Credit default swap contracts — sell protection	28,650,000

Derivative instrument	Average value ($)*
Options contracts — purchased	2,921,666
Options contracts — written	(5,203,555)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
28	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2022:
	Citi ($)(a)	Citi ($)(a)	JPMorgan ($)(a)	JPMorgan ($)(a)	Morgan Stanley ($)	Total ($)
Assets
Options purchased calls	3	-	1,117,312	-	-	1,117,315
OTC credit default swap contracts (b)	-	54,501	-	-	447,159	501,660
Total assets	3	54,501	1,117,312	-	447,159	1,618,975
Liabilities
Options contracts written	2,836,881	-	-	-	-	2,836,881
OTC credit default swap contracts (b)	-	930,126	-	875,625	3,484,174	5,289,925
Total liabilities	2,836,881	930,126	-	875,625	3,484,174	8,126,806
Total financial and derivative net assets	(2,836,878)	(875,625)	1,117,312	(875,625)	(3,037,015)	(6,507,831)
Total collateral received (pledged) (c)	(2,836,878)	(825,000)	1,060,000	(780,000)	(2,827,000)	(6,208,878)
Net amount (d)	-	(50,625)	57,312	(95,625)	(210,015)	(298,953)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
30	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.43% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2022 through April 30, 2023	Prior to May 1, 2022
Class 1	0.57%	0.58%
Class 2	0.82	0.83
Class 3	0.695	0.705
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,277,341,000	11,860,000	(100,571,000)	(88,711,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	(7,535,407)	(7,535,407)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
32	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,879,944,304 and $1,916,014,251, respectively, for the six months ended June 30, 2022, of which $1,839,573,173 and $1,847,762,832, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022	33

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. A subset of non-U.S. dollar LIBOR settings is continuing to be published on a “synthetic” basis and it is possible that a subset of U.S. dollar LIBOR settings will also be published after June 30, 2023 on a “synthetic” basis. Any such publications are, or would be considered, non-representative of the underlying market. Markets are slowly developing in response to the elimination of LIBOR. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become more settled. Alternatives to LIBOR have been established or are in development in most major currencies, including the Secured Overnight Financing Rate (SOFR), which the U.S. Federal Reserve is promoting as the alternative reference rate to U.S. dollar LIBOR.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
34	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022	35

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 98.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
36	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022	37

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took
38	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Managerand discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022	39

Approval of Management Agreement  (continued)
(Unaudited)
considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
40	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2022

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Columbia Variable Portfolio – U.S. Government Mortgage Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7027_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Large Cap Index Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Large Cap Index Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Large Cap Index Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2014
Kaiyu Zhao
Portfolio Manager
Managed Fund since 2020
Christopher Rowe
Portfolio Manager
Managed Fund since 2020
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	04/25/11	-20.08	-10.86	10.98	12.61
Class 2	04/25/11	-20.19	-11.10	10.71	12.33
Class 3	05/01/00	-20.12	-10.96	10.85	12.47
S&P 500 Index		-19.96	-10.62	11.31	12.96
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	98.9
Money Market Funds	1.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	8.9
Consumer Discretionary	10.5
Consumer Staples	7.0
Energy	4.4
Financials	10.8
Health Care	15.2
Industrials	7.8
Information Technology	26.8
Materials	2.6
Real Estate	2.9
Utilities	3.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	799.20	1,023.55	1.12	1.25	0.25
Class 2	1,000.00	1,000.00	798.10	1,022.32	2.23	2.51	0.50
Class 3	1,000.00	1,000.00	798.80	1,022.96	1.65	1.86	0.37
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 8.8%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	331,817	6,954,884
Lumen Technologies, Inc.	43,094	470,156
Verizon Communications, Inc.	194,652	9,878,589
Total		17,303,629
Entertainment 1.3%
Activision Blizzard, Inc.	36,240	2,821,647
Electronic Arts, Inc.	13,035	1,585,708
Live Nation Entertainment, Inc.(a)	6,347	524,135
Netflix, Inc.(a)	20,592	3,600,923
Take-Two Interactive Software, Inc.(a)	7,327	897,777
Walt Disney Co. (The)(a)	84,425	7,969,720
Warner Bros Discovery, Inc.(a)	102,360	1,373,671
Total		18,773,581
Interactive Media & Services 5.2%
Alphabet, Inc., Class A(a)	13,940	30,378,884
Alphabet, Inc., Class C(a)	12,782	27,959,986
Match Group, Inc.(a)	13,237	922,487
Meta Platforms, Inc., Class A(a)	106,304	17,141,520
Twitter, Inc.(a)	35,355	1,321,923
Total		77,724,800
Media 0.9%
Charter Communications, Inc., Class A(a)	5,368	2,515,069
Comcast Corp., Class A	207,209	8,130,881
DISH Network Corp., Class A(a)	11,622	208,383
Fox Corp., Class A	14,446	464,583
Fox Corp., Class B	6,702	199,049
Interpublic Group of Companies, Inc. (The)	18,246	502,312
News Corp., Class A	18,005	280,518
News Corp., Class B	5,578	88,635
Omnicom Group, Inc.	9,536	606,585
Paramount Global, Class B	28,199	695,951
Total		13,691,966
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc.(a)	27,309	3,674,153
Total Communication Services		131,168,129
Consumer Discretionary 10.4%
Auto Components 0.1%
Aptiv PLC(a)	12,558	1,118,541
BorgWarner, Inc.	11,104	370,541
Total		1,489,082
Automobiles 2.0%
Ford Motor Co.	183,031	2,037,135
General Motors Co.(a)	67,579	2,146,309
Tesla Motors, Inc.(a)	38,895	26,192,671
Total		30,376,115
Distributors 0.1%
Genuine Parts Co.	6,563	872,879
LKQ Corp.	12,060	592,025
Pool Corp.	1,857	652,234
Total		2,117,138
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.(a)	1,883	3,293,348
Caesars Entertainment, Inc.(a)	9,936	380,549
Carnival Corp.(a)	37,615	325,370
Chipotle Mexican Grill, Inc.(a)	1,296	1,694,209
Darden Restaurants, Inc.	5,781	653,947
Domino’s Pizza, Inc.	1,671	651,205
Expedia Group, Inc.(a)	7,025	666,181
Hilton Worldwide Holdings, Inc.	12,901	1,437,687
Las Vegas Sands Corp.(a)	15,937	535,324
Marriott International, Inc., Class A	12,743	1,733,175
McDonald’s Corp.	34,278	8,462,553
MGM Resorts International	16,390	474,490
Norwegian Cruise Line Holdings Ltd.(a)	19,425	216,006
Penn National Gaming, Inc.(a)	7,577	230,492
Royal Caribbean Cruises Ltd.(a)	10,399	363,029
Starbucks Corp.	53,158	4,060,740
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.(a)	4,891	278,689
Yum! Brands, Inc.	13,217	1,500,262
Total		26,957,256
Household Durables 0.3%
D.R. Horton, Inc.	14,848	982,789
Garmin Ltd.	7,072	694,824
Lennar Corp., Class A	11,987	845,923
Mohawk Industries, Inc.(a)	2,385	295,955
Newell Brands, Inc.	17,057	324,765
NVR, Inc.(a)	143	572,592
PulteGroup, Inc.	11,014	436,485
Whirlpool Corp.	2,605	403,436
Total		4,556,769
Internet & Direct Marketing Retail 3.0%
Amazon.com, Inc.(a)	405,559	43,074,422
eBay, Inc.	25,948	1,081,253
Etsy, Inc.(a)	5,892	431,353
Total		44,587,028
Leisure Products 0.0%
Hasbro, Inc.	6,075	497,421
Multiline Retail 0.5%
Dollar General Corp.	10,604	2,602,646
Dollar Tree, Inc.(a)	10,434	1,626,139
Target Corp.	21,433	3,026,982
Total		7,255,767
Specialty Retail 2.1%
Advance Auto Parts, Inc.	2,832	490,191
AutoZone, Inc.(a)	920	1,977,190
Bath & Body Works, Inc.	11,054	297,574
Best Buy Co., Inc.	9,384	611,743
CarMax, Inc.(a)	7,441	673,261
Home Depot, Inc. (The)	47,896	13,136,436
Lowe’s Companies, Inc.	30,643	5,352,413
O’Reilly Automotive, Inc.(a)	3,046	1,924,341
Ross Stores, Inc.	16,287	1,143,836
TJX Companies, Inc. (The)	54,435	3,040,195
Common Stocks (continued)
Issuer	Shares	Value ($)
Tractor Supply Co.	5,186	1,005,306
Ulta Beauty, Inc.(a)	2,421	933,247
Total		30,585,733
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	58,807	6,010,076
PVH Corp.	3,130	178,097
Ralph Lauren Corp.	2,145	192,299
Tapestry, Inc.	11,671	356,199
VF Corp.	14,961	660,827
Total		7,397,498
Total Consumer Discretionary		155,819,807
Consumer Staples 6.9%
Beverages 1.9%
Brown-Forman Corp., Class B	8,472	594,395
Coca-Cola Co. (The)	180,834	11,376,267
Constellation Brands, Inc., Class A	7,544	1,758,205
Keurig Dr. Pepper, Inc.	34,190	1,209,984
Molson Coors Beverage Co., Class B	8,729	475,818
Monster Beverage Corp.(a)	17,431	1,615,854
PepsiCo, Inc.	64,087	10,680,739
Total		27,711,262
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	20,543	9,845,849
Kroger Co. (The)	30,408	1,439,211
Sysco Corp.	23,614	2,000,342
Walgreens Boots Alliance, Inc.	33,230	1,259,417
Walmart, Inc.	65,071	7,911,332
Total		22,456,151
Food Products 1.1%
Archer-Daniels-Midland Co.	26,081	2,023,886
Campbell Soup Co.	9,369	450,180
ConAgra Foods, Inc.	22,242	761,566
General Mills, Inc.	27,912	2,105,960
Hershey Co. (The)	6,767	1,455,988
Hormel Foods Corp.	13,135	622,074
JM Smucker Co. (The)	5,027	643,506
Kellogg Co.	11,745	837,888
Kraft Heinz Co. (The)	32,903	1,254,920

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Lamb Weston Holdings, Inc.	6,695	478,425
McCormick & Co., Inc.	11,598	965,534
Mondelez International, Inc., Class A	64,144	3,982,701
Tyson Foods, Inc., Class A	13,513	1,162,929
Total		16,745,557
Household Products 1.5%
Church & Dwight Co., Inc.	11,252	1,042,610
Clorox Co. (The)	5,705	804,291
Colgate-Palmolive Co.	38,838	3,112,477
Kimberly-Clark Corp.	15,616	2,110,502
Procter & Gamble Co. (The)	111,207	15,990,455
Total		23,060,335
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	10,744	2,736,175
Tobacco 0.7%
Altria Group, Inc.	83,919	3,505,296
Philip Morris International, Inc.	71,847	7,094,173
Total		10,599,469
Total Consumer Staples		103,308,949
Energy 4.3%
Energy Equipment & Services 0.3%
Baker Hughes Co.	43,353	1,251,601
Halliburton Co.	41,806	1,311,036
Schlumberger NV	65,513	2,342,745
Total		4,905,382
Oil, Gas & Consumable Fuels 4.0%
APA Corp.	15,677	547,127
Chevron Corp.	91,068	13,184,825
ConocoPhillips Co.	59,951	5,384,199
Coterra Energy, Inc.	37,349	963,231
Devon Energy Corp.	28,449	1,567,824
Diamondback Energy, Inc.	7,733	936,853
EOG Resources, Inc.	27,148	2,998,225
Exxon Mobil Corp.	195,250	16,721,210
Hess Corp.	12,840	1,360,270
Kinder Morgan, Inc.	90,383	1,514,819
Marathon Oil Corp.	32,801	737,367
Marathon Petroleum Corp.	25,075	2,061,416
Common Stocks (continued)
Issuer	Shares	Value ($)
Occidental Petroleum Corp.	41,267	2,429,801
ONEOK, Inc.	20,700	1,148,850
Phillips 66	22,299	1,828,295
Pioneer Natural Resources Co.	10,430	2,326,725
Valero Energy Corp.	18,915	2,010,286
Williams Companies, Inc. (The)	56,454	1,761,929
Total		59,483,252
Total Energy		64,388,634
Financials 10.7%
Banks 3.7%
Bank of America Corp.	328,621	10,229,972
Citigroup, Inc.	90,007	4,139,422
Citizens Financial Group, Inc.	22,734	811,376
Comerica, Inc.	6,061	444,756
Fifth Third Bancorp	31,800	1,068,480
First Republic Bank	8,319	1,199,600
Huntington Bancshares, Inc.	66,705	802,461
JPMorgan Chase & Co.	136,131	15,329,712
KeyCorp	43,220	744,681
M&T Bank Corp.	8,316	1,325,487
PNC Financial Services Group, Inc. (The)	19,169	3,024,293
Regions Financial Corp.	43,314	812,137
Signature Bank	2,917	522,756
SVB Financial Group(a)	2,728	1,077,533
Truist Financial Corp.	61,711	2,926,953
U.S. Bancorp	62,666	2,883,889
Wells Fargo & Co.	175,681	6,881,425
Zions Bancorp	7,015	357,063
Total		54,581,996
Capital Markets 2.8%
Ameriprise Financial, Inc.(b)	5,094	1,210,742
Bank of New York Mellon Corp. (The)	34,446	1,436,743
BlackRock, Inc.	6,601	4,020,273
Cboe Global Markets, Inc.	4,922	557,121
Charles Schwab Corp. (The)	69,903	4,416,472
CME Group, Inc.	16,659	3,410,097
Factset Research Systems, Inc.	1,757	675,690
Franklin Resources, Inc.	12,976	302,471
Goldman Sachs Group, Inc. (The)	15,919	4,728,261

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intercontinental Exchange, Inc.	25,875	2,433,285
Invesco Ltd.	15,607	251,741
MarketAxess Holdings, Inc.	1,749	447,761
Moody’s Corp.	7,440	2,023,457
Morgan Stanley	64,863	4,933,480
MSCI, Inc.	3,760	1,549,684
Nasdaq, Inc.	5,343	815,021
Northern Trust Corp.	9,658	931,804
Raymond James Financial, Inc.	9,010	805,584
S&P Global, Inc.	16,088	5,422,621
State Street Corp.	17,016	1,049,036
T. Rowe Price Group, Inc.	10,535	1,196,881
Total		42,618,225
Consumer Finance 0.5%
American Express Co.	28,272	3,919,065
Capital One Financial Corp.	18,218	1,898,134
Discover Financial Services	13,023	1,231,715
Synchrony Financial	23,244	641,999
Total		7,690,913
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B(a)	83,855	22,894,092
Insurance 2.2%
Aflac, Inc.	27,468	1,519,804
Allstate Corp. (The)	12,745	1,615,174
American International Group, Inc.	36,718	1,877,391
Aon PLC, Class A	9,844	2,654,730
Arthur J Gallagher & Co.	9,737	1,587,520
Assurant, Inc.	2,507	433,335
Brown & Brown, Inc.	10,859	633,514
Chubb Ltd.	19,639	3,860,635
Cincinnati Financial Corp.	6,912	822,390
Everest Re Group Ltd.	1,828	512,352
Globe Life, Inc.	4,204	409,764
Hartford Financial Services Group, Inc. (The)	15,243	997,350
Lincoln National Corp.	7,492	350,401
Loews Corp.	9,012	534,051
Marsh & McLennan Companies, Inc.	23,264	3,611,736
MetLife, Inc.	32,038	2,011,666
Common Stocks (continued)
Issuer	Shares	Value ($)
Principal Financial Group, Inc.	10,892	727,477
Progressive Corp. (The)	27,109	3,151,963
Prudential Financial, Inc.	17,381	1,663,014
Travelers Companies, Inc. (The)	11,122	1,881,064
Willis Towers Watson PLC	5,167	1,019,914
WR Berkley Corp.	9,710	662,805
Total		32,538,050
Total Financials		160,323,276
Health Care 15.0%
Biotechnology 2.2%
AbbVie, Inc.	81,905	12,544,570
Amgen, Inc.	24,760	6,024,108
Biogen, Inc.(a)	6,788	1,384,345
Gilead Sciences, Inc.	58,137	3,593,448
Incyte Corp.(a)	8,727	662,990
Moderna, Inc.(a)	16,039	2,291,171
Regeneron Pharmaceuticals, Inc.(a)	5,007	2,959,788
Vertex Pharmaceuticals, Inc.(a)	11,854	3,340,338
Total		32,800,758
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	81,156	8,817,599
ABIOMED, Inc.(a)	2,112	522,741
Align Technology, Inc.(a)	3,397	803,968
Baxter International, Inc.	23,338	1,499,000
Becton Dickinson and Co.	13,213	3,257,401
Boston Scientific Corp.(a)	66,260	2,469,510
Cooper Companies, Inc. (The)	2,285	715,479
Dentsply Sirona, Inc.	9,986	356,800
DexCom, Inc.(a)	18,192	1,355,850
Edwards Lifesciences Corp.(a)	28,818	2,740,303
Hologic, Inc.(a)	11,559	801,039
IDEXX Laboratories, Inc.(a)	3,894	1,365,743
Intuitive Surgical, Inc.(a)	16,638	3,339,413
Medtronic PLC	62,180	5,580,655
ResMed, Inc.	6,780	1,421,291
STERIS PLC	4,641	956,742
Stryker Corp.	15,599	3,103,109

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Teleflex, Inc.	2,174	534,478
Zimmer Biomet Holdings, Inc.	9,714	1,020,553
Total		40,661,674
Health Care Providers & Services 3.4%
AmerisourceBergen Corp.	6,990	988,945
Cardinal Health, Inc.	12,627	660,013
Centene Corp.(a)	27,109	2,293,693
Cigna Corp.	14,705	3,875,062
CVS Health Corp.	60,779	5,631,782
DaVita, Inc.(a)	2,806	224,368
Elevance Health, Inc.	11,174	5,392,349
HCA Healthcare, Inc.	10,546	1,772,361
Henry Schein, Inc.(a)	6,399	491,059
Humana, Inc.	5,863	2,744,294
Laboratory Corp. of America Holdings	4,297	1,007,045
McKesson Corp.	6,738	2,198,003
Molina Healthcare, Inc.(a)	2,721	760,819
Quest Diagnostics, Inc.	5,440	723,411
UnitedHealth Group, Inc.	43,484	22,334,687
Universal Health Services, Inc., Class B	3,111	313,309
Total		51,411,200
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	13,910	1,652,091
Bio-Rad Laboratories, Inc., Class A(a)	1,003	496,485
Bio-Techne Corp.	1,818	630,192
Charles River Laboratories International, Inc.(a)	2,355	503,899
Danaher Corp.	29,993	7,603,826
Illumina, Inc.(a)	7,282	1,342,510
IQVIA Holdings, Inc.(a)	8,773	1,903,653
Mettler-Toledo International, Inc.(a)	1,051	1,207,357
PerkinElmer, Inc.	5,847	831,560
Thermo Fisher Scientific, Inc.	18,144	9,857,272
Waters Corp.(a)	2,792	924,096
West Pharmaceutical Services, Inc.	3,433	1,038,036
Total		27,990,977
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.8%
Bristol-Myers Squibb Co.	98,681	7,598,437
Catalent, Inc.(a)	8,306	891,151
Eli Lilly & Co.	36,553	11,851,579
Johnson & Johnson	121,965	21,650,007
Merck & Co., Inc.	117,209	10,685,944
Organon & Co.	11,756	396,765
Pfizer, Inc.	260,063	13,635,103
Viatris, Inc.	56,191	588,320
Zoetis, Inc.	21,813	3,749,437
Total		71,046,743
Total Health Care		223,911,352
Industrials 7.7%
Aerospace & Defense 1.7%
Boeing Co. (The)(a)	25,777	3,524,231
General Dynamics Corp.	10,683	2,363,614
Howmet Aerospace, Inc.	17,433	548,268
Huntington Ingalls Industries, Inc.	1,856	404,274
L3Harris Technologies, Inc.	8,940	2,160,798
Lockheed Martin Corp.	10,977	4,719,671
Northrop Grumman Corp.	6,773	3,241,355
Raytheon Technologies Corp.	68,932	6,625,054
Textron, Inc.	9,969	608,807
TransDigm Group, Inc.(a)	2,403	1,289,618
Total		25,485,690
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	5,899	597,982
Expeditors International of Washington, Inc.	7,775	757,751
FedEx Corp.	11,052	2,505,599
United Parcel Service, Inc., Class B	34,041	6,213,844
Total		10,075,176
Airlines 0.2%
Alaska Air Group, Inc.(a)	5,844	234,052
American Airlines Group, Inc.(a)	30,105	381,731
Delta Air Lines, Inc.(a)	29,713	860,786
Southwest Airlines Co.(a)	27,483	992,686
United Airlines Holdings, Inc.(a)	15,144	536,401
Total		3,005,656

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.4%
Allegion PLC	4,070	398,453
AO Smith Corp.	6,027	329,556
Carrier Global Corp.	39,316	1,402,009
Fortune Brands Home & Security, Inc.	6,063	363,052
Johnson Controls International PLC	32,244	1,543,843
Masco Corp.	10,936	553,362
Trane Technologies PLC	10,839	1,407,661
Total		5,997,936
Commercial Services & Supplies 0.5%
Cintas Corp.	4,031	1,505,699
Copart, Inc.(a)	9,907	1,076,495
Republic Services, Inc.	9,663	1,264,597
Rollins, Inc.	10,500	366,660
Waste Management, Inc.	17,705	2,708,511
Total		6,921,962
Construction & Engineering 0.0%
Quanta Services, Inc.	6,661	834,890
Electrical Equipment 0.5%
AMETEK, Inc.	10,703	1,176,153
Eaton Corp. PLC	18,494	2,330,059
Emerson Electric Co.	27,532	2,189,895
Generac Holdings, Inc.(a)	2,958	622,896
Rockwell Automation, Inc.	5,389	1,074,081
Total		7,393,084
Industrial Conglomerates 0.8%
3M Co.	26,376	3,413,318
General Electric Co.	51,015	3,248,125
Honeywell International, Inc.	31,552	5,484,053
Total		12,145,496
Machinery 1.5%
Caterpillar, Inc.	24,722	4,419,305
Cummins, Inc.	6,540	1,265,686
Deere & Co.	12,940	3,875,142
Dover Corp.	6,682	810,660
Fortive Corp.	16,614	903,469
IDEX Corp.	3,523	639,883
Illinois Tool Works, Inc.	13,136	2,394,036
Common Stocks (continued)
Issuer	Shares	Value ($)
Ingersoll Rand, Inc.	18,815	791,735
Nordson Corp.	2,498	505,695
Otis Worldwide Corp.	19,596	1,384,849
PACCAR, Inc.	16,115	1,326,909
Parker-Hannifin Corp.	5,950	1,463,998
Pentair PLC	7,666	350,873
Snap-On, Inc.	2,474	487,452
Stanley Black & Decker, Inc.	6,997	733,705
Westinghouse Air Brake Technologies Corp.	8,466	694,889
Xylem, Inc.	8,347	652,569
Total		22,700,855
Professional Services 0.3%
Equifax, Inc.	5,670	1,036,363
Jacobs Engineering Group, Inc.	5,962	757,949
Leidos Holdings, Inc.	6,334	637,897
Nielsen Holdings PLC	16,672	387,124
Robert Half International, Inc.	5,122	383,586
Verisk Analytics, Inc.	7,319	1,266,846
Total		4,469,765
Road & Rail 0.9%
CSX Corp.	100,776	2,928,550
JB Hunt Transport Services, Inc.	3,885	611,771
Norfolk Southern Corp.	11,047	2,510,873
Old Dominion Freight Line, Inc.	4,256	1,090,728
Union Pacific Corp.	29,109	6,208,367
Total		13,350,289
Trading Companies & Distributors 0.2%
Fastenal Co.	26,679	1,331,816
United Rentals, Inc.(a)	3,319	806,218
W.W. Grainger, Inc.	1,990	904,316
Total		3,042,350
Total Industrials		115,423,149

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 26.5%
Communications Equipment 0.8%
Arista Networks, Inc.(a)	10,430	977,708
Cisco Systems, Inc.	192,544	8,210,076
F5, Inc.(a)	2,803	428,971
Juniper Networks, Inc.	14,975	426,788
Motorola Solutions, Inc.	7,754	1,625,238
Total		11,668,781
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	27,677	1,781,845
CDW Corp.	6,263	986,798
Corning, Inc.	35,233	1,110,192
Keysight Technologies, Inc.(a)	8,434	1,162,627
TE Connectivity Ltd.	14,933	1,689,669
Teledyne Technologies, Inc.(a)	2,171	814,364
Trimble Navigation Ltd.(a)	11,594	675,119
Zebra Technologies Corp., Class A(a)	2,434	715,474
Total		8,936,088
IT Services 4.3%
Accenture PLC, Class A	29,358	8,151,249
Akamai Technologies, Inc.(a)	7,430	678,582
Automatic Data Processing, Inc.	19,362	4,066,795
Broadridge Financial Solutions, Inc.	5,433	774,474
Cognizant Technology Solutions Corp., Class A	24,156	1,630,288
DXC Technology Co.(a)	11,331	343,443
EPAM Systems, Inc.(a)	2,649	780,872
Fidelity National Information Services, Inc.	28,309	2,595,086
Fiserv, Inc.(a)	26,964	2,398,987
FleetCor Technologies, Inc.(a)	3,585	753,244
Gartner, Inc.(a)	3,733	902,751
Global Payments, Inc.	13,049	1,443,741
International Business Machines Corp.	41,688	5,885,929
Jack Henry & Associates, Inc.	3,377	607,928
MasterCard, Inc., Class A	39,804	12,557,366
Paychex, Inc.	14,892	1,695,752
PayPal Holdings, Inc.(a)	53,675	3,748,662
Common Stocks (continued)
Issuer	Shares	Value ($)
VeriSign, Inc.(a)	4,417	739,097
Visa, Inc., Class A	76,278	15,018,375
Total		64,772,621
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc.(a)	75,110	5,743,662
Analog Devices, Inc.	24,255	3,543,413
Applied Materials, Inc.	40,945	3,725,176
Broadcom, Inc.	18,924	9,193,468
Enphase Energy, Inc.(a)	6,258	1,221,812
Intel Corp.	189,524	7,090,093
KLA Corp.	6,917	2,207,076
Lam Research Corp.	6,429	2,739,718
Microchip Technology, Inc.	25,770	1,496,722
Micron Technology, Inc.	51,757	2,861,127
Monolithic Power Systems, Inc.	2,032	780,369
NVIDIA Corp.	116,060	17,593,535
NXP Semiconductors NV	12,170	1,801,525
ON Semiconductor Corp.(a)	20,139	1,013,193
Qorvo, Inc.(a)	5,026	474,052
QUALCOMM, Inc.	51,912	6,631,239
Skyworks Solutions, Inc.	7,459	691,002
SolarEdge Technologies, Inc.(a)	2,567	702,537
Teradyne, Inc.	7,425	664,909
Texas Instruments, Inc.	42,741	6,567,155
Total		76,741,783
Software 8.9%
Adobe, Inc.(a)	21,900	8,016,714
ANSYS, Inc.(a)	4,032	964,817
Autodesk, Inc.(a)	10,082	1,733,701
Cadence Design Systems, Inc.(a)	12,781	1,917,533
Ceridian HCM Holding, Inc.(a)	6,368	299,805
Citrix Systems, Inc.	5,781	561,740
Fortinet, Inc.(a)	30,878	1,747,077
Intuit, Inc.	13,108	5,052,348
Microsoft Corp.	346,650	89,030,120
NortonLifeLock, Inc.	26,969	592,239
Oracle Corp.	72,964	5,097,995
Paycom Software, Inc.(a)	2,232	625,228
PTC, Inc.(a)	4,880	518,939

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Roper Technologies, Inc.	4,909	1,937,337
Salesforce, Inc.(a)	46,050	7,600,092
ServiceNow, Inc.(a)	9,291	4,418,056
Synopsys, Inc.(a)	7,096	2,155,055
Tyler Technologies, Inc.(a)	1,922	639,027
Total		132,907,823
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.(c)	712,668	97,435,969
Hewlett Packard Enterprise Co.	60,261	799,061
HP, Inc.	48,823	1,600,418
NetApp, Inc.	10,314	672,885
Seagate Technology Holdings PLC	9,161	654,462
Western Digital Corp.(a)	14,515	650,708
Total		101,813,503
Total Information Technology		396,840,599
Materials 2.6%
Chemicals 1.8%
Air Products & Chemicals, Inc.	10,279	2,471,894
Albemarle Corp.	5,428	1,134,343
Celanese Corp., Class A	5,020	590,402
CF Industries Holdings, Inc.	9,669	828,923
Corteva, Inc.	33,543	1,816,018
Dow, Inc.	33,747	1,741,683
DuPont de Nemours, Inc.	23,570	1,310,021
Eastman Chemical Co.	5,974	536,286
Ecolab, Inc.	11,519	1,771,162
FMC Corp.	5,837	624,617
International Flavors & Fragrances, Inc.	11,812	1,407,046
Linde PLC	23,327	6,707,212
LyondellBasell Industries NV, Class A	11,996	1,049,170
Mosaic Co. (The)	16,778	792,425
PPG Industries, Inc.	10,948	1,251,794
Sherwin-Williams Co. (The)	11,092	2,483,610
Total		26,516,606
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,891	865,103
Vulcan Materials Co.	6,160	875,336
Total		1,740,439
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.3%
Amcor PLC	69,653	865,787
Avery Dennison Corp.	3,787	613,002
Ball Corp.	14,822	1,019,309
International Paper Co.	17,179	718,597
Packaging Corp. of America	4,343	597,162
Sealed Air Corp.	6,771	390,822
WestRock Co.	11,812	470,590
Total		4,675,269
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	67,173	1,965,482
Newmont Corp.	36,785	2,194,961
Nucor Corp.	12,332	1,287,584
Total		5,448,027
Total Materials		38,380,341
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.8%
Alexandria Real Estate Equities, Inc.	6,884	998,387
American Tower Corp.	21,539	5,505,153
AvalonBay Communities, Inc.	6,481	1,258,934
Boston Properties, Inc.	6,610	588,158
Camden Property Trust	4,937	663,928
Crown Castle International Corp.	20,071	3,379,555
Digital Realty Trust, Inc.	13,194	1,712,977
Duke Realty Corp.	17,819	979,154
Equinix, Inc.	4,219	2,771,967
Equity Residential	15,861	1,145,481
Essex Property Trust, Inc.	3,028	791,852
Extra Space Storage, Inc.	6,224	1,058,827
Federal Realty OP LP	3,313	317,187
Healthpeak Properties, Inc.	25,008	647,957
Host Hotels & Resorts, Inc.	33,130	519,478
Iron Mountain, Inc.	13,467	655,708
Kimco Realty Corp.	28,644	566,292
Mid-America Apartment Communities, Inc.	5,350	934,485
Prologis, Inc.	34,311	4,036,689
Public Storage	7,078	2,213,078
Realty Income Corp.	27,884	1,903,362

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Regency Centers Corp.	7,190	426,439
SBA Communications Corp.	4,998	1,599,610
Simon Property Group, Inc.	15,219	1,444,588
UDR, Inc.	13,872	638,667
Ventas, Inc.	18,526	952,792
VICI Properties, Inc.	44,635	1,329,677
Vornado Realty Trust	7,376	210,880
Welltower, Inc.	21,041	1,732,726
Weyerhaeuser Co.	34,507	1,142,872
Total		42,126,860
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	15,150	1,115,191
Total Real Estate		43,242,051
Utilities 3.1%
Electric Utilities 1.9%
Alliant Energy Corp.	11,625	681,341
American Electric Power Co., Inc.	23,803	2,283,660
Constellation Energy Corp.	15,142	867,031
Duke Energy Corp.	35,685	3,825,789
Edison International	17,668	1,117,324
Entergy Corp.	9,426	1,061,745
Evergy, Inc.	10,636	693,999
Eversource Energy	15,985	1,350,253
Exelon Corp.	45,432	2,058,978
FirstEnergy Corp.	26,463	1,015,914
NextEra Energy, Inc.	91,054	7,053,043
NRG Energy, Inc.	10,998	419,794
Pinnacle West Capital Corp.	5,238	383,003
PPL Corp.	34,109	925,377
Southern Co. (The)	49,248	3,511,875
Xcel Energy, Inc.	25,244	1,786,265
Total		29,035,391
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.1%
Atmos Energy Corp.	6,443	722,260
Independent Power and Renewable Electricity Producers 0.0%
AES Corp. (The)	30,955	650,365
Multi-Utilities 1.0%
Ameren Corp.	11,969	1,081,519
CenterPoint Energy, Inc.	29,175	862,997
CMS Energy Corp.	13,447	907,672
Consolidated Edison, Inc.	16,421	1,561,637
Dominion Energy, Inc.	37,602	3,001,016
DTE Energy Co.	8,980	1,138,215
NiSource, Inc.	18,809	554,677
Public Service Enterprise Group, Inc.	23,140	1,464,299
Sempra Energy	14,568	2,189,133
WEC Energy Group, Inc.	14,620	1,471,357
Total		14,232,522
Water Utilities 0.1%
American Water Works Co., Inc.	8,424	1,253,239
Total Utilities		45,893,777
Total Common Stocks (Cost $966,871,227)		1,478,700,064

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(d)	16,123,887	16,114,212
Total Money Market Funds (Cost $16,112,600)		16,114,212
Total Investments in Securities (Cost: $982,983,827)		1,494,814,276
Other Assets & Liabilities, Net		175,540
Net Assets		1,494,989,816

At June 30, 2022, securities and/or cash totaling $2,004,315 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	85	09/2022	USD	16,105,375	—	(488,894)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	1,530,924	19,258	(1,817)	(337,623)	1,210,742	14,392	12,039	5,094
Columbia Short-Term Cash Fund, 1.247%
	20,253,872	46,184,508	(50,327,299)	3,131	16,114,212	(9,921)	40,631	16,123,887
Total	21,784,796			(334,492)	17,324,954	4,471	52,670

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2022.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	131,168,129	—	—	131,168,129
Consumer Discretionary	155,819,807	—	—	155,819,807
Consumer Staples	103,308,949	—	—	103,308,949
Energy	64,388,634	—	—	64,388,634
Financials	160,323,276	—	—	160,323,276
Health Care	223,911,352	—	—	223,911,352
Industrials	115,423,149	—	—	115,423,149
Information Technology	396,840,599	—	—	396,840,599
Materials	38,380,341	—	—	38,380,341
Real Estate	43,242,051	—	—	43,242,051
Utilities	45,893,777	—	—	45,893,777
Total Common Stocks	1,478,700,064	—	—	1,478,700,064
Money Market Funds	16,114,212	—	—	16,114,212
Total Investments in Securities	1,494,814,276	—	—	1,494,814,276
Investments in Derivatives
Liability
Futures Contracts	(488,894)	—	—	(488,894)
Total	1,494,325,382	—	—	1,494,325,382
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $966,298,088)	$1,477,489,322
Affiliated issuers (cost $16,685,739)	17,324,954
Receivable for:
Capital shares sold	105,804
Dividends	1,155,991
Foreign tax reclaims	18,037
Prepaid expenses	11,260
Total assets	1,496,105,368
Liabilities
Due to custodian	2,197
Payable for:
Capital shares purchased	787,967
Variation margin for futures contracts	134,937
Management services fees	8,266
Distribution and/or service fees	2,678
Service fees	37,252
Compensation of board members	82,013
Compensation of chief compliance officer	159
Other expenses	60,083
Total liabilities	1,115,552
Net assets applicable to outstanding capital stock	$1,494,989,816
Represented by
Trust capital	$1,494,989,816
Total - representing net assets applicable to outstanding capital stock	$1,494,989,816
Class 1
Net assets	$775,174,406
Shares outstanding	24,712,539
Net asset value per share	$31.37
Class 2
Net assets	$55,486,410
Shares outstanding	1,817,781
Net asset value per share	$30.52
Class 3
Net assets	$664,329,000
Shares outstanding	21,458,467
Net asset value per share	$30.96
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022	17

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$12,742,769
Dividends — affiliated issuers	52,670
Foreign taxes withheld	(3,062)
Total income	12,792,377
Expenses:
Management services fees	1,656,792
Distribution and/or service fees
Class 2	62,563
Class 3	474,057
Service fees	250,273
Compensation of board members	11,974
Custodian fees	8,821
Printing and postage fees	13,251
Licensing fees and expenses	87,940
Audit fees	14,669
Legal fees	13,816
Interest on collateral	199
Compensation of chief compliance officer	120
Other	12,138
Total expenses	2,606,613
Net investment income	10,185,764
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,337,475
Investments — affiliated issuers	4,471
Foreign currency translations	(42)
Futures contracts	(4,205,414)
Net realized gain	3,136,490
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(384,301,913)
Investments — affiliated issuers	(334,492)
Futures contracts	(869,408)
Net change in unrealized appreciation (depreciation)	(385,505,813)
Net realized and unrealized loss	(382,369,323)
Net decrease in net assets resulting from operations	$(372,183,559)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$10,185,764	$17,924,858
Net realized gain	3,136,490	55,971,736
Net change in unrealized appreciation (depreciation)	(385,505,813)	339,448,712
Net increase (decrease) in net assets resulting from operations	(372,183,559)	413,345,306
Increase (decrease) in net assets from capital stock activity	17,235,597	(7,697,181)
Total increase (decrease) in net assets	(354,947,962)	405,648,125
Net assets at beginning of period	1,849,937,778	1,444,289,653
Net assets at end of period	$1,494,989,816	$1,849,937,778

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	839,756	27,659,923	2,105,624	67,315,819
Redemptions	(282,222)	(10,088,375)	(2,253,317)	(77,945,667)
Net increase (decrease)	557,534	17,571,548	(147,693)	(10,629,848)
Class 2
Subscriptions	738,793	25,422,280	809,905	29,060,982
Redemptions	(50,682)	(1,714,957)	(60,643)	(2,064,383)
Net increase	688,111	23,707,323	749,262	26,996,599
Class 3
Subscriptions	190,218	6,741,056	1,028,836	34,349,923
Redemptions	(889,017)	(30,784,330)	(1,695,529)	(58,413,855)
Net decrease	(698,799)	(24,043,274)	(666,693)	(24,063,932)
Total net increase (decrease)	546,846	17,235,597	(65,124)	(7,697,181)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$39.25	0.23	(8.11)	(7.88)
Year Ended 12/31/2021	$30.57	0.40	8.28	8.68
Year Ended 12/31/2020	$25.90	0.45	4.22	4.67
Year Ended 12/31/2019	$19.75	0.44	5.71	6.15
Year Ended 12/31/2018	$20.72	0.42	(1.39)	(0.97)
Year Ended 12/31/2017	$17.06	0.33	3.33	3.66
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$38.24	0.18	(7.90)	(7.72)
Year Ended 12/31/2021	$29.86	0.31	8.07	8.38
Year Ended 12/31/2020	$25.36	0.37	4.13	4.50
Year Ended 12/31/2019	$19.39	0.37	5.60	5.97
Year Ended 12/31/2018	$20.40	0.34	(1.35)	(1.01)
Year Ended 12/31/2017	$16.83	0.28	3.29	3.57
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$38.76	0.20	(8.00)	(7.80)
Year Ended 12/31/2021	$30.23	0.35	8.18	8.53
Year Ended 12/31/2020	$25.65	0.41	4.17	4.58
Year Ended 12/31/2019	$19.58	0.40	5.67	6.07
Year Ended 12/31/2018	$20.57	0.37	(1.36)	(0.99)
Year Ended 12/31/2017	$16.96	0.30	3.31	3.61

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$31.37	(20.08%)	0.25%(c),(d)	0.25%(c),(d)	1.30%(c)	1%	$775,174
Year Ended 12/31/2021	$39.25	28.39%	0.25%(d)	0.25%(d)	1.14%	5%	$947,973
Year Ended 12/31/2020	$30.57	18.03%	0.26%(e)	0.26%(e)	1.72%	9%	$742,971
Year Ended 12/31/2019	$25.90	31.14%	0.26%	0.26%	1.91%	2%	$599,584
Year Ended 12/31/2018	$19.75	(4.68%)	0.28%	0.28%	1.94%	3%	$332,816
Year Ended 12/31/2017	$20.72	21.45%	0.29%	0.29%	1.75%	2%	$203,887
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$30.52	(20.19%)	0.50%(c),(d)	0.50%(c),(d)	1.07%(c)	1%	$55,486
Year Ended 12/31/2021	$38.24	28.07%	0.50%(d)	0.50%(d)	0.89%	5%	$43,195
Year Ended 12/31/2020	$29.86	17.74%	0.51%(e)	0.51%(e)	1.48%	9%	$11,359
Year Ended 12/31/2019	$25.36	30.79%	0.51%	0.51%	1.63%	2%	$11,354
Year Ended 12/31/2018	$19.39	(4.95%)	0.53%	0.53%	1.61%	3%	$10,146
Year Ended 12/31/2017	$20.40	21.21%	0.55%	0.55%	1.50%	2%	$11,777
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$30.96	(20.12%)	0.37%(c),(d)	0.37%(c),(d)	1.17%(c)	1%	$664,329
Year Ended 12/31/2021	$38.76	28.22%	0.38%(d)	0.38%(d)	1.01%	5%	$858,770
Year Ended 12/31/2020	$30.23	17.85%	0.38%(e)	0.38%(e)	1.59%	9%	$689,960
Year Ended 12/31/2019	$25.65	31.00%	0.39%	0.39%	1.76%	2%	$599,751
Year Ended 12/31/2018	$19.58	(4.81%)	0.40%	0.40%	1.75%	3%	$442,813
Year Ended 12/31/2017	$20.57	21.28%	0.42%	0.42%	1.62%	2%	$452,967
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022	21

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Large Cap Index Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
22	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in
24	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	488,894*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(4,205,414)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(869,408)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	12,572,831

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
26	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2023
Class 1	0.26%
Class 2	0.51
Class 3	0.385
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $38,929,183 and $13,355,236, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
28	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its tracking index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 99.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual
30	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
(10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022	31

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
32	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge; The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022	33

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had
34	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2022	35

Columbia Variable Portfolio – Large Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7014_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Select Mid Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Mid Cap Growth Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with growth of capital.
Portfolio management
Daniel Cole, CFA
Co-Portfolio Manager
Managed Fund since 2021
Erika Maschmeyer, CFA
Co-Portfolio Manager
Managed Fund since 2018
John Emerson, CFA
Co-Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-34.75	-32.68	7.84	9.93
Class 2	05/03/10	-34.84	-32.85	7.57	9.65
Class 3	05/01/01	-34.79	-32.76	7.70	9.79
Russell Midcap Growth Index		-31.00	-29.57	8.88	11.50
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	94.1
Money Market Funds	5.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	3.1
Consumer Discretionary	15.6
Energy	2.3
Financials	5.0
Health Care	22.3
Industrials	19.3
Information Technology	30.5
Materials	1.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	652.50	1,020.63	3.44	4.21	0.84
Class 2	1,000.00	1,000.00	651.60	1,019.39	4.46	5.46	1.09
Class 3	1,000.00	1,000.00	652.10	1,020.03	3.93	4.81	0.96
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 3.1%
Entertainment 3.1%
Roblox Corp., Class A(a)	113,065	3,715,316
Take-Two Interactive Software, Inc.(a)	70,694	8,662,136
Total		12,377,452
Total Communication Services		12,377,452
Consumer Discretionary 15.5%
Diversified Consumer Services 1.2%
Bright Horizons Family Solutions, Inc.(a)	58,640	4,956,253
Hotels, Restaurants & Leisure 7.5%
Chipotle Mexican Grill, Inc.(a)	9,753	12,749,707
Churchill Downs, Inc.	34,083	6,527,917
Planet Fitness, Inc., Class A(a)	157,807	10,732,454
Total		30,010,078
Internet & Direct Marketing Retail 1.4%
Etsy, Inc.(a)	74,683	5,467,542
Specialty Retail 5.4%
Five Below, Inc.(a)	67,211	7,623,744
Floor & Decor Holdings, Inc.(a)	43,699	2,751,289
O’Reilly Automotive, Inc.(a)	13,553	8,562,243
Williams-Sonoma, Inc.	26,728	2,965,471
Total		21,902,747
Total Consumer Discretionary		62,336,620
Energy 2.2%
Oil, Gas & Consumable Fuels 2.2%
Devon Energy Corp.	162,536	8,957,359
Total Energy		8,957,359
Financials 5.0%
Banks 0.8%
Western Alliance Bancorp	47,478	3,351,947
Capital Markets 4.2%
Ares Management Corp., Class A	147,850	8,406,751
MSCI, Inc.	20,100	8,284,215
Total		16,690,966
Total Financials		20,042,913
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 22.1%
Health Care Equipment & Supplies 9.2%
DexCom, Inc.(a)	93,428	6,963,189
Edwards Lifesciences Corp.(a)	109,736	10,434,796
Insulet Corp.(a)	46,631	10,162,760
Intuitive Surgical, Inc.(a)	47,474	9,528,507
Total		37,089,252
Health Care Providers & Services 1.7%
Amedisys, Inc.(a)	66,457	6,985,960
Health Care Technology 1.3%
Doximity, Inc., Class A(a)	145,295	5,059,172
Life Sciences Tools & Services 9.9%
Bio-Techne Corp.	41,378	14,343,270
IQVIA Holdings, Inc.(a)	56,232	12,201,781
Repligen Corp.(a)	83,090	13,493,816
Total		40,038,867
Total Health Care		89,173,251
Industrials 19.2%
Commercial Services & Supplies 4.9%
Cintas Corp.	30,668	11,455,418
Rollins, Inc.	239,017	8,346,474
Total		19,801,892
Electrical Equipment 3.7%
AMETEK, Inc.	73,885	8,119,222
Generac Holdings, Inc.(a)	31,681	6,671,385
Total		14,790,607
Machinery 3.3%
Ingersoll Rand, Inc.	188,031	7,912,344
Kornit Digital Ltd.(a)	53,304	1,689,737
Middleby Corp. (The)(a)	29,949	3,754,407
Total		13,356,488
Professional Services 5.7%
Booz Allen Hamilton Holdings Corp.	99,448	8,986,121
CoStar Group, Inc.(a)	233,255	14,090,935
Total		23,077,056
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.6%
SiteOne Landscape Supply, Inc.(a)	52,163	6,200,616
Total Industrials		77,226,659
Information Technology 30.2%
Electronic Equipment, Instruments & Components 5.4%
Amphenol Corp., Class A	143,964	9,268,402
CDW Corp.	78,512	12,370,351
Total		21,638,753
IT Services 4.9%
EPAM Systems, Inc.(a)	28,941	8,531,228
MongoDB, Inc.(a)	18,788	4,875,486
VeriSign, Inc.(a)	37,072	6,203,258
Total		19,609,972
Semiconductors & Semiconductor Equipment 3.3%
Marvell Technology, Inc.	93,623	4,075,409
Teradyne, Inc.	102,906	9,215,232
Total		13,290,641
Software 16.6%
ANSYS, Inc.(a)	26,019	6,226,087
Bill.com Holdings, Inc.(a)	31,666	3,481,360
Cadence Design Systems, Inc.(a)	98,872	14,833,766
Crowdstrike Holdings, Inc., Class A(a)	49,702	8,377,769
Common Stocks (continued)
Issuer	Shares	Value ($)
HubSpot, Inc.(a)	27,002	8,118,151
Paycom Software, Inc.(a)	18,380	5,148,606
ServiceNow, Inc.(a)	19,454	9,250,766
Trade Desk, Inc. (The), Class A(a)	157,702	6,606,137
Zscaler, Inc.(a)	33,341	4,984,813
Total		67,027,455
Total Information Technology		121,566,821
Materials 1.9%
Chemicals 1.9%
Albemarle Corp.	36,872	7,705,510
Total Materials		7,705,510
Total Common Stocks (Cost $464,601,687)		399,386,585

Money Market Funds 6.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(c)	24,977,285	24,962,299
Total Money Market Funds (Cost $24,959,893)		24,962,299
Total Investments in Securities (Cost: $489,561,580)		424,348,884
Other Assets & Liabilities, Net		(21,842,111)
Net Assets		402,506,773

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	19,792,615	86,823,291	(81,656,013)	2,406	24,962,299	(3,369)	24,436	24,977,285
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	12,377,452	—	—	12,377,452
Consumer Discretionary	62,336,620	—	—	62,336,620
Energy	8,957,359	—	—	8,957,359
Financials	20,042,913	—	—	20,042,913
Health Care	89,173,251	—	—	89,173,251
Industrials	77,226,659	—	—	77,226,659
Information Technology	121,566,821	—	—	121,566,821
Materials	7,705,510	—	—	7,705,510
Total Common Stocks	399,386,585	—	—	399,386,585
Money Market Funds	24,962,299	—	—	24,962,299
Total Investments in Securities	424,348,884	—	—	424,348,884
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $464,601,687)	$399,386,585
Affiliated issuers (cost $24,959,893)	24,962,299
Receivable for:
Capital shares sold	12,194
Dividends	48,039
Expense reimbursement due from Investment Manager	563
Prepaid expenses	7,288
Total assets	424,416,968
Liabilities
Payable for:
Investments purchased	21,201,919
Capital shares purchased	538,147
Management services fees	8,793
Distribution and/or service fees	966
Service fees	14,658
Compensation of board members	119,261
Compensation of chief compliance officer	48
Other expenses	26,403
Total liabilities	21,910,195
Net assets applicable to outstanding capital stock	$402,506,773
Represented by
Trust capital	$402,506,773
Total - representing net assets applicable to outstanding capital stock	$402,506,773
Class 1
Net assets	$157,504,617
Shares outstanding	4,605,623
Net asset value per share	$34.20
Class 2
Net assets	$32,790,737
Shares outstanding	987,683
Net asset value per share	$33.20
Class 3
Net assets	$212,211,419
Shares outstanding	6,300,436
Net asset value per share	$33.68
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2022	9

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$897,898
Dividends — affiliated issuers	24,436
Interfund lending	32
Total income	922,366
Expenses:
Management services fees	1,915,010
Distribution and/or service fees
Class 2	48,982
Class 3	162,903
Service fees	93,605
Compensation of board members	3,345
Custodian fees	4,630
Printing and postage fees	17,316
Audit fees	14,669
Legal fees	7,776
Compensation of chief compliance officer	26
Other	6,623
Total expenses	2,274,885
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(98,734)
Total net expenses	2,176,151
Net investment loss	(1,253,785)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(15,190,041)
Investments — affiliated issuers	(3,369)
Net realized loss	(15,193,410)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(193,377,458)
Investments — affiliated issuers	2,406
Net change in unrealized appreciation (depreciation)	(193,375,052)
Net realized and unrealized loss	(208,568,462)
Net decrease in net assets resulting from operations	$(209,822,247)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment loss	$(1,253,785)	$(3,856,061)
Net realized gain (loss)	(15,193,410)	132,462,791
Net change in unrealized appreciation (depreciation)	(193,375,052)	(34,316,298)
Net increase (decrease) in net assets resulting from operations	(209,822,247)	94,290,432
Increase (decrease) in net assets from capital stock activity	3,246,572	(99,809,027)
Total decrease in net assets	(206,575,675)	(5,518,595)
Net assets at beginning of period	609,082,448	614,601,043
Net assets at end of period	$402,506,773	$609,082,448

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	522,554	18,288,165	59,863	3,034,482
Redemptions	(29,062)	(1,212,097)	(1,402,981)	(68,652,519)
Net increase (decrease)	493,492	17,076,068	(1,343,118)	(65,618,037)
Class 2
Subscriptions	91,611	3,613,069	191,146	9,305,333
Redemptions	(81,030)	(3,137,874)	(144,156)	(6,877,414)
Net increase	10,581	475,195	46,990	2,427,919
Class 3
Subscriptions	7,608	285,784	15,003	734,550
Redemptions	(362,797)	(14,590,475)	(764,385)	(37,353,459)
Net decrease	(355,189)	(14,304,691)	(749,382)	(36,618,909)
Total net increase (decrease)	148,884	3,246,572	(2,045,510)	(99,809,027)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2022	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$52.41	(0.09)	(18.12)	(18.21)
Year Ended 12/31/2021	$44.96	(0.27)	7.72	7.45
Year Ended 12/31/2020	$33.20	(0.11)	11.87	11.76
Year Ended 12/31/2019	$24.56	0.02	8.62	8.64
Year Ended 12/31/2018	$25.79	0.03	(1.26)	(1.23)
Year Ended 12/31/2017	$20.97	0.03	4.79	4.82
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$50.95	(0.14)	(17.61)	(17.75)
Year Ended 12/31/2021	$43.82	(0.38)	7.51	7.13
Year Ended 12/31/2020	$32.44	(0.20)	11.58	11.38
Year Ended 12/31/2019	$24.06	(0.06)	8.44	8.38
Year Ended 12/31/2018	$25.32	(0.03)	(1.23)	(1.26)
Year Ended 12/31/2017	$20.64	(0.03)	4.71	4.68
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$51.65	(0.12)	(17.85)	(17.97)
Year Ended 12/31/2021	$44.37	(0.33)	7.61	7.28
Year Ended 12/31/2020	$32.80	(0.16)	11.73	11.57
Year Ended 12/31/2019	$24.30	(0.02)	8.52	8.50
Year Ended 12/31/2018	$25.54	(0.00)(e)	(1.24)	(1.24)
Year Ended 12/31/2017	$20.80	0.00(e)	4.74	4.74

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$34.20	(34.75%)	0.88%(c)	0.84%(c)	(0.44%)(c)	38%	$157,505
Year Ended 12/31/2021	$52.41	16.57%	0.88%	0.82%	(0.54%)	75%	$215,521
Year Ended 12/31/2020	$44.96	35.42%	0.88%(d)	0.77%(d)	(0.32%)	84%	$245,292
Year Ended 12/31/2019	$33.20	35.18%	0.88%	0.73%	0.06%	70%	$231,471
Year Ended 12/31/2018	$24.56	(4.77%)	0.89%	0.74%	0.12%	150%	$183,546
Year Ended 12/31/2017	$25.79	22.98%	0.91%	0.74%	0.14%	115%	$198,617
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$33.20	(34.84%)	1.13%(c)	1.09%(c)	(0.69%)(c)	38%	$32,791
Year Ended 12/31/2021	$50.95	16.27%	1.13%	1.07%	(0.79%)	75%	$49,778
Year Ended 12/31/2020	$43.82	35.08%	1.13%(d)	1.02%(d)	(0.58%)	84%	$40,754
Year Ended 12/31/2019	$32.44	34.83%	1.13%	0.98%	(0.19%)	70%	$28,169
Year Ended 12/31/2018	$24.06	(4.98%)	1.14%	0.99%	(0.12%)	150%	$19,966
Year Ended 12/31/2017	$25.32	22.68%	1.16%	0.99%	(0.11%)	115%	$18,148
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$33.68	(34.79%)	1.01%(c)	0.96%(c)	(0.57%)(c)	38%	$212,211
Year Ended 12/31/2021	$51.65	16.41%	1.00%	0.94%	(0.66%)	75%	$343,782
Year Ended 12/31/2020	$44.37	35.28%	1.01%(d)	0.90%(d)	(0.45%)	84%	$328,556
Year Ended 12/31/2019	$32.80	34.98%	1.01%	0.85%	(0.07%)	70%	$269,172
Year Ended 12/31/2018	$24.30	(4.86%)	1.01%	0.86%	(0.01%)	150%	$227,630
Year Ended 12/31/2017	$25.54	22.79%	1.03%	0.86%	0.01%	115%	$268,941
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2022	13

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Mid Cap Growth Fund (formerly known as Columbia Variable Portfolio - Mid Cap Growth Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2022, Columbia Variable Portfolio - Mid Cap Growth Fund was renamed Columbia Variable Portfolio – Select Mid Cap Growth Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the
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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.82% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Affiliates) may coordinate in providing services to their clients. From time to time, the Investment Manager may engage its Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Affiliates  provide services to the Investment Manager pursuant to personnel-sharing agreements or other inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. Pursuant to such arrangements, employees of Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, may provide such services to the Fund on behalf of the Investment Manager subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, and the Investment Manager’s and the Fund’s compliance policies and procedures.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and
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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.04% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2023
Class 1	0.84%
Class 2	1.09
Class 3	0.965
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $197,338,907 and $179,104,503, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	566,667	0.69	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective
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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 8. Significant risks
Health care sector risk
The Fund is more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 96.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2022	21

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
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Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2022	23

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had
24	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Semiannual Report 2022	25

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Columbia Variable Portfolio – Select Mid Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7017_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Select Large Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Large Cap Value Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term growth of capital.
Portfolio management
Richard Rosen
Lead Portfolio Manager
Managed Fund since 2008
Richard Taft
Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-11.17	-7.23	8.81	12.21
Class 2	05/03/10	-11.27	-7.46	8.54	11.94
Class 3	02/04/04	-11.20	-7.33	8.68	12.07
Russell 1000 Value Index		-12.86	-6.82	7.17	10.50
S&P 500 Index		-19.96	-10.62	11.31	12.96
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	98.3
Money Market Funds	1.4
Preferred Stocks	0.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	5.1
Consumer Discretionary	3.9
Consumer Staples	4.0
Energy	9.5
Financials	19.3
Health Care	15.7
Industrials	10.1
Information Technology	13.8
Materials	9.6
Utilities	9.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	888.30	1,021.42	3.18	3.41	0.68
Class 2	1,000.00	1,000.00	887.30	1,020.18	4.35	4.66	0.93
Class 3	1,000.00	1,000.00	888.00	1,020.78	3.79	4.06	0.81
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 5.0%
Diversified Telecommunication Services 5.0%
Verizon Communications, Inc.	2,079,687	105,544,115
Total Communication Services		105,544,115
Consumer Discretionary 3.6%
Internet & Direct Marketing Retail 0.6%
Qurate Retail, Inc.	3,975,585	11,409,929
Specialty Retail 3.0%
Lowe’s Companies, Inc.	366,011	63,931,141
Total Consumer Discretionary		75,341,070
Consumer Staples 3.9%
Tobacco 3.9%
Philip Morris International, Inc.	836,276	82,573,892
Total Consumer Staples		82,573,892
Energy 9.3%
Energy Equipment & Services 1.3%
TechnipFMC PLC(a)	4,028,606	27,112,518
Oil, Gas & Consumable Fuels 8.0%
Chevron Corp.	296,695	42,955,502
Marathon Petroleum Corp.	727,863	59,837,617
Williams Companies, Inc. (The)	2,136,088	66,667,307
Total		169,460,426
Total Energy		196,572,944
Financials 19.0%
Banks 10.5%
Bank of America Corp.	1,925,347	59,936,052
Citigroup, Inc.	1,069,002	49,163,402
JPMorgan Chase & Co.	406,603	45,787,564
Wells Fargo & Co.	1,662,910	65,136,184
Total		220,023,202
Capital Markets 2.5%
Morgan Stanley	702,827	53,457,022
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 6.0%
American International Group, Inc.	1,191,020	60,896,853
MetLife, Inc.	1,047,923	65,799,085
Total		126,695,938
Total Financials		400,176,162
Health Care 15.5%
Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	809,589	51,999,902
Health Care Providers & Services 9.5%
Centene Corp.(a)	811,700	68,677,937
Cigna Corp.	284,131	74,874,201
Humana, Inc.	122,817	57,486,953
Total		201,039,091
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	949,088	73,079,776
Total Health Care		326,118,769
Industrials 10.0%
Aerospace & Defense 3.3%
Raytheon Technologies Corp.	714,331	68,654,353
Airlines 2.5%
Southwest Airlines Co.(a)	1,469,398	53,074,656
Machinery 1.5%
Caterpillar, Inc.	170,091	30,405,467
Road & Rail 2.7%
CSX Corp.	1,139,509	33,114,131
Union Pacific Corp.	114,227	24,362,335
Total		57,476,466
Total Industrials		209,610,942
Information Technology 13.7%
Communications Equipment 3.2%
Cisco Systems, Inc.	1,596,751	68,085,463
Electronic Equipment, Instruments & Components 3.2%
Corning, Inc.	2,156,720	67,958,247
IT Services 0.2%
EPAM Systems, Inc.(a)	10,486	3,091,063
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.4%
Applied Materials, Inc.	528,722	48,103,128
QUALCOMM, Inc.	510,000	65,147,400
Total		113,250,528
Software 1.7%
Teradata Corp.(a)	938,740	34,742,767
Total Information Technology		287,128,068
Materials 9.5%
Chemicals 3.7%
FMC Corp.	727,116	77,808,683
Metals & Mining 5.8%
Barrick Gold Corp.	3,496,770	61,857,862
Freeport-McMoRan, Inc.	2,036,878	59,599,050
Total		121,456,912
Total Materials		199,265,595
Utilities 8.8%
Electric Utilities 6.7%
FirstEnergy Corp.	2,224,823	85,410,955
PG&E Corp.(a)	5,515,248	55,042,175
Total		140,453,130
Independent Power and Renewable Electricity Producers 2.1%
AES Corp. (The)	2,158,734	45,355,001
Total Utilities		185,808,131
Total Common Stocks (Cost $1,774,912,421)		2,068,139,688
Preferred Stocks 0.3%
Issuer		Shares	Value ($)
Consumer Discretionary 0.3%
Internet & Direct Marketing Retail 0.3%
Qurate Retail, Inc.	8.000%	96,461	5,638,145
Total Consumer Discretionary			5,638,145
Total Preferred Stocks (Cost $15,214,419)			5,638,145

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(c)	28,935,172	28,917,811
Total Money Market Funds (Cost $28,925,373)		28,917,811
Total Investments in Securities (Cost: $1,819,052,213)		2,102,695,644
Other Assets & Liabilities, Net		209,211
Net Assets		2,102,904,855

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	45,107,980	245,360,160	(261,544,497)	(5,832)	28,917,811	(15,928)	92,328	28,935,172
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	105,544,115	—	—	105,544,115
Consumer Discretionary	75,341,070	—	—	75,341,070
Consumer Staples	82,573,892	—	—	82,573,892
Energy	196,572,944	—	—	196,572,944
Financials	400,176,162	—	—	400,176,162
Health Care	326,118,769	—	—	326,118,769
Industrials	209,610,942	—	—	209,610,942
Information Technology	287,128,068	—	—	287,128,068
Materials	199,265,595	—	—	199,265,595
Utilities	185,808,131	—	—	185,808,131
Total Common Stocks	2,068,139,688	—	—	2,068,139,688
Preferred Stocks
Consumer Discretionary	5,638,145	—	—	5,638,145
Total Preferred Stocks	5,638,145	—	—	5,638,145
Money Market Funds	28,917,811	—	—	28,917,811
Total Investments in Securities	2,102,695,644	—	—	2,102,695,644
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,790,126,840)	$2,073,777,833
Affiliated issuers (cost $28,925,373)	28,917,811
Receivable for:
Capital shares sold	967
Dividends	2,302,230
Prepaid expenses	15,158
Total assets	2,105,013,999
Liabilities
Payable for:
Capital shares purchased	1,923,103
Management services fees	39,359
Distribution and/or service fees	768
Service fees	20,921
Compensation of board members	100,784
Compensation of chief compliance officer	246
Other expenses	23,963
Total liabilities	2,109,144
Net assets applicable to outstanding capital stock	$2,102,904,855
Represented by
Trust capital	$2,102,904,855
Total - representing net assets applicable to outstanding capital stock	$2,102,904,855
Class 1
Net assets	$1,953,162,964
Shares outstanding	58,754,623
Net asset value per share	$33.24
Class 2
Net assets	$72,106,260
Shares outstanding	2,234,218
Net asset value per share	$32.27
Class 3
Net assets	$77,635,631
Shares outstanding	2,372,303
Net asset value per share	$32.73
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022	9

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$29,172,215
Dividends — affiliated issuers	92,328
Interfund lending	335
Foreign taxes withheld	(159,811)
Total income	29,105,067
Expenses:
Management services fees	8,127,192
Distribution and/or service fees
Class 2	93,257
Class 3	51,826
Service fees	80,434
Compensation of board members	15,058
Custodian fees	6,603
Printing and postage fees	7,348
Audit fees	14,669
Legal fees	17,744
Compensation of chief compliance officer	166
Other	16,716
Total expenses	8,431,013
Net investment income	20,674,054
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	147,672,820
Investments — affiliated issuers	(15,928)
Net realized gain	147,656,892
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(430,240,640)
Investments — affiliated issuers	(5,832)
Net change in unrealized appreciation (depreciation)	(430,246,472)
Net realized and unrealized loss	(282,589,580)
Net decrease in net assets resulting from operations	$(261,915,526)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$20,674,054	$53,584,215
Net realized gain	147,656,892	180,145,174
Net change in unrealized appreciation (depreciation)	(430,246,472)	333,856,941
Net increase (decrease) in net assets resulting from operations	(261,915,526)	567,586,330
Increase (decrease) in net assets from capital stock activity	(250,429,016)	46,923,953
Total increase (decrease) in net assets	(512,344,542)	614,510,283
Net assets at beginning of period	2,615,249,397	2,000,739,114
Net assets at end of period	$2,102,904,855	$2,615,249,397

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	238,597	8,717,580	14,676,863	471,764,199
Redemptions	(7,276,909)	(274,229,112)	(13,484,829)	(466,074,224)
Net increase (decrease)	(7,038,312)	(265,511,532)	1,192,034	5,689,975
Class 2
Subscriptions	384,490	13,947,294	851,603	29,232,738
Redemptions	(93,853)	(3,352,419)	(86,334)	(2,917,352)
Net increase	290,637	10,594,875	765,269	26,315,386
Class 3
Subscriptions	197,794	7,170,906	552,863	18,697,162
Redemptions	(72,893)	(2,683,265)	(109,634)	(3,778,570)
Net increase	124,901	4,487,641	443,229	14,918,592
Total net increase (decrease)	(6,622,774)	(250,429,016)	2,400,532	46,923,953
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$37.42	0.32	(4.50)	(4.18)
Year Ended 12/31/2021	$29.63	0.74	7.05	7.79
Year Ended 12/31/2020	$27.67	0.64	1.32	1.96
Year Ended 12/31/2019	$21.83	0.43	5.41	5.84
Year Ended 12/31/2018	$24.87	0.40	(3.44)	(3.04)
Year Ended 12/31/2017	$20.56	0.30	4.01	4.31
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$36.37	0.26	(4.36)	(4.10)
Year Ended 12/31/2021	$28.87	0.66	6.84	7.50
Year Ended 12/31/2020	$27.03	0.56	1.28	1.84
Year Ended 12/31/2019	$21.38	0.36	5.29	5.65
Year Ended 12/31/2018	$24.42	0.33	(3.37)	(3.04)
Year Ended 12/31/2017	$20.23	0.24	3.95	4.19
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$36.86	0.29	(4.42)	(4.13)
Year Ended 12/31/2021	$29.22	0.71	6.93	7.64
Year Ended 12/31/2020	$27.32	0.59	1.31	1.90
Year Ended 12/31/2019	$21.59	0.39	5.34	5.73
Year Ended 12/31/2018	$24.62	0.36	(3.39)	(3.03)
Year Ended 12/31/2017	$20.38	0.27	3.97	4.24

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$33.24	(11.17%)	0.68%(c)	0.68%(c)	1.71%(c)	5%	$1,953,163
Year Ended 12/31/2021	$37.42	26.29%	0.68%	0.68%	2.12%	21%	$2,461,727
Year Ended 12/31/2020	$29.63	7.08%	0.71%(d)	0.71%(d)	2.59%	29%	$1,913,998
Year Ended 12/31/2019	$27.67	26.75%	0.73%(d)	0.73%(d)	1.73%	11%	$1,241,829
Year Ended 12/31/2018	$21.83	(12.22%)	0.73%	0.73%	1.60%	16%	$1,102,434
Year Ended 12/31/2017	$24.87	20.96%	0.76%	0.75%	1.35%	8%	$1,322,918
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$32.27	(11.27%)	0.93%(c)	0.93%(c)	1.46%(c)	5%	$72,106
Year Ended 12/31/2021	$36.37	25.98%	0.93%	0.93%	1.93%	21%	$70,689
Year Ended 12/31/2020	$28.87	6.81%	0.96%(d)	0.96%(d)	2.32%	29%	$34,020
Year Ended 12/31/2019	$27.03	26.43%	0.98%(d)	0.98%(d)	1.48%	11%	$32,815
Year Ended 12/31/2018	$21.38	(12.45%)	0.98%	0.98%	1.36%	16%	$24,610
Year Ended 12/31/2017	$24.42	20.71%	1.01%	1.00%	1.10%	8%	$22,501
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$32.73	(11.20%)	0.81%(c)	0.81%(c)	1.59%(c)	5%	$77,636
Year Ended 12/31/2021	$36.86	26.15%	0.80%	0.80%	2.04%	21%	$82,833
Year Ended 12/31/2020	$29.22	6.95%	0.83%(d)	0.83%(d)	2.40%	29%	$52,721
Year Ended 12/31/2019	$27.32	26.54%	0.86%(d)	0.86%(d)	1.61%	11%	$56,957
Year Ended 12/31/2018	$21.59	(12.31%)	0.85%	0.85%	1.48%	16%	$48,804
Year Ended 12/31/2017	$24.62	20.81%	0.89%	0.88%	1.22%	8%	$56,053
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022	13

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
14	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022	15

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.67% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
16	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2023
Class 1	0.72%
Class 2	0.97
Class 3	0.845
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $128,284,818 and $351,538,675, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	8,400,000	0.98	2
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
18	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 8. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 98.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
20	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022	21

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took
22	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including accounts subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022	23

Approval of Management Agreement  (continued)
(Unaudited)
considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
24	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2022

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Columbia Variable Portfolio – Select Large Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7020_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Core Equity Fund
This Fund is closed to new investors.
Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Core Equity Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Core Equity Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term growth of capital.
Portfolio management
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2019
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since 2021
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Columbia Variable Portfolio — Core Equity Fund	09/10/04	-19.50	-8.77	11.15	12.85
S&P 500 Index		-19.96	-10.62	11.31	12.96
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	98.9
Money Market Funds	1.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	9.1
Consumer Discretionary	10.5
Consumer Staples	6.7
Energy	4.1
Financials	10.6
Health Care	15.4
Industrials	8.4
Information Technology	26.9
Materials	2.5
Real Estate	3.2
Utilities	2.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract (Contract). The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Variable Portfolio – Core Equity Fund	1,000.00	1,000.00	805.00	1,022.81	1.79	2.01	0.40
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 9.0%
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.	21,050	1,068,288
Interactive Media & Services 7.3%
Alphabet, Inc., Class A(a)	4,449	9,695,528
Meta Platforms, Inc., Class A(a)	22,482	3,625,222
Total		13,320,750
Media 1.1%
Interpublic Group of Companies, Inc. (The)	74,070	2,039,147
Total Communication Services		16,428,185
Consumer Discretionary 10.4%
Automobiles 0.6%
Tesla Motors, Inc.(a)	1,654	1,113,837
Hotels, Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	2,233	252,597
Expedia Group, Inc.(a)	18,771	1,780,054
Total		2,032,651
Household Durables 1.7%
Lennar Corp., Class A	23,420	1,652,749
PulteGroup, Inc.	37,279	1,477,367
Total		3,130,116
Internet & Direct Marketing Retail 1.7%
Amazon.com, Inc.(a)	28,080	2,982,377
Specialty Retail 3.5%
AutoZone, Inc.(a)	1,389	2,985,128
O’Reilly Automotive, Inc.(a)	4,554	2,877,035
Ulta Beauty, Inc.(a)	1,450	558,946
Total		6,421,109
Textiles, Apparel & Luxury Goods 1.8%
Ralph Lauren Corp.	20,712	1,856,831
Tapestry, Inc.	15,923	485,970
Under Armour, Inc., Class A(a)	108,411	903,063
Total		3,245,864
Total Consumer Discretionary		18,925,954
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.6%
Food & Staples Retailing 0.7%
Kroger Co. (The)	26,818	1,269,296
Food Products 1.6%
Tyson Foods, Inc., Class A	34,947	3,007,539
Household Products 2.0%
Procter & Gamble Co. (The)	25,946	3,730,775
Tobacco 2.3%
Altria Group, Inc.	61,285	2,559,874
Philip Morris International, Inc.	15,985	1,578,359
Total		4,138,233
Total Consumer Staples		12,145,843
Energy 4.1%
Oil, Gas & Consumable Fuels 4.1%
ConocoPhillips Co.	7,687	690,370
Devon Energy Corp.	9,100	501,501
Exxon Mobil Corp.	53,481	4,580,113
Marathon Petroleum Corp.	20,820	1,711,612
Total		7,483,596
Total Energy		7,483,596
Financials 10.4%
Banks 2.0%
Wells Fargo & Co.	91,894	3,599,488
Capital Markets 2.3%
Bank of New York Mellon Corp. (The)	17,062	711,656
Morgan Stanley	46,546	3,540,289
Total		4,251,945
Consumer Finance 2.0%
Capital One Financial Corp.	24,364	2,538,485
Discover Financial Services	12,773	1,208,070
Total		3,746,555
Diversified Financial Services 0.2%
Voya Financial, Inc.	5,955	354,501
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.9%
Allstate Corp. (The)	6,578	833,630
Aon PLC, Class A	1,624	437,960
Marsh & McLennan Companies, Inc.	21,199	3,291,145
MetLife, Inc.	40,743	2,558,253
Total		7,120,988
Total Financials		19,073,477
Health Care 15.2%
Biotechnology 2.5%
AbbVie, Inc.	11,745	1,798,864
Amgen, Inc.	737	179,312
BioMarin Pharmaceutical, Inc.(a)	6,546	542,467
Regeneron Pharmaceuticals, Inc.(a)	1,183	699,307
Vertex Pharmaceuticals, Inc.(a)	4,870	1,372,317
Total		4,592,267
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	26,898	2,922,468
Health Care Providers & Services 3.9%
CVS Health Corp.	24,677	2,286,571
McKesson Corp.	9,385	3,061,481
Molina Healthcare, Inc.(a)	6,156	1,721,279
Total		7,069,331
Life Sciences Tools & Services 1.9%
IQVIA Holdings, Inc.(a)	16,106	3,494,841
Pharmaceuticals 5.3%
Bristol-Myers Squibb Co.	55,650	4,285,050
Pfizer, Inc.	98,424	5,160,370
Viatris, Inc.	29,487	308,729
Total		9,754,149
Total Health Care		27,833,056
Industrials 8.4%
Aerospace & Defense 3.7%
General Dynamics Corp.	14,842	3,283,793
Lockheed Martin Corp.	5,342	2,296,846
Textron, Inc.	19,249	1,175,537
Total		6,756,176
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	7,894	1,440,971
Airlines 0.2%
Delta Air Lines, Inc.(a)	5,255	152,237
Southwest Airlines Co.(a)	4,873	176,013
Total		328,250
Commercial Services & Supplies 0.9%
Cintas Corp.	3,643	1,360,770
Republic Services, Inc.	2,806	367,221
Total		1,727,991
Electrical Equipment 1.1%
Emerson Electric Co.	24,641	1,959,945
Machinery 1.0%
Otis Worldwide Corp.	15,193	1,073,689
Snap-On, Inc.	3,995	787,135
Total		1,860,824
Professional Services 0.3%
Robert Half International, Inc.	7,155	535,838
Road & Rail 0.4%
Norfolk Southern Corp.	2,883	655,277
Total Industrials		15,265,272
Information Technology 26.6%
Communications Equipment 2.0%
Cisco Systems, Inc.	84,668	3,610,243
IT Services 2.2%
Accenture PLC, Class A	3,256	904,028
Gartner, Inc.(a)	3,150	761,765
MasterCard, Inc., Class A	4,194	1,323,123
VeriSign, Inc.(a)	6,296	1,053,510
Total		4,042,426
Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc.(a)	34,562	2,642,956
Lam Research Corp.	6,790	2,893,558
QUALCOMM, Inc.	24,913	3,182,387
Total		8,718,901

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.8%
Adobe, Inc.(a)	8,148	2,982,657
Autodesk, Inc.(a)	4,854	834,694
Fortinet, Inc.(a)	59,550	3,369,339
Microsoft Corp.	49,029	12,592,118
Total		19,778,808
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.(b)	91,804	12,551,443
Total Information Technology		48,701,821
Materials 2.5%
Chemicals 1.6%
Dow, Inc.	56,664	2,924,429
Metals & Mining 0.9%
Nucor Corp.	15,640	1,632,972
Total Materials		4,557,401
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
SBA Communications Corp.	6,390	2,045,120
Simon Property Group, Inc.	4,571	433,879
Weyerhaeuser Co.	97,084	3,215,422
Total		5,694,421
Total Real Estate		5,694,421
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.6%
Electric Utilities 2.6%
American Electric Power Co., Inc.	17,980	1,725,001
Evergy, Inc.	22,780	1,486,395
NRG Energy, Inc.	39,348	1,501,913
Total		4,713,309
Total Utilities		4,713,309
Total Common Stocks (Cost $161,794,158)		180,822,335

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(c),(d)	1,928,915	1,927,758
Total Money Market Funds (Cost $1,928,088)		1,927,758
Total Investments in Securities (Cost: $163,722,246)		182,750,093
Other Assets & Liabilities, Net		14,605
Net Assets		182,764,698

At June 30, 2022, securities and/or cash totaling $199,611 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	11	09/2022	USD	2,084,225	—	(125,345)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2022.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	3,047,987	9,375,491	(10,495,452)	(268)	1,927,758	(1,126)	4,934	1,928,915
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	16,428,185	—	—	16,428,185
Consumer Discretionary	18,925,954	—	—	18,925,954
Consumer Staples	12,145,843	—	—	12,145,843
Energy	7,483,596	—	—	7,483,596
Financials	19,073,477	—	—	19,073,477
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Health Care	27,833,056	—	—	27,833,056
Industrials	15,265,272	—	—	15,265,272
Information Technology	48,701,821	—	—	48,701,821
Materials	4,557,401	—	—	4,557,401
Real Estate	5,694,421	—	—	5,694,421
Utilities	4,713,309	—	—	4,713,309
Total Common Stocks	180,822,335	—	—	180,822,335
Money Market Funds	1,927,758	—	—	1,927,758
Total Investments in Securities	182,750,093	—	—	182,750,093
Investments in Derivatives
Liability
Futures Contracts	(125,345)	—	—	(125,345)
Total	182,624,748	—	—	182,624,748
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $161,794,158)	$180,822,335
Affiliated issuers (cost $1,928,088)	1,927,758
Receivable for:
Investments sold	4,922,588
Dividends	183,715
Expense reimbursement due from Investment Manager	226
Prepaid expenses	5,330
Total assets	187,861,952
Liabilities
Payable for:
Investments purchased	4,843,061
Capital shares purchased	155,221
Variation margin for futures contracts	17,463
Management services fees	2,020
Compensation of board members	57,895
Compensation of chief compliance officer	20
Other expenses	21,574
Total liabilities	5,097,254
Net assets applicable to outstanding capital stock	$182,764,698
Represented by
Trust capital	$182,764,698
Total - representing net assets applicable to outstanding capital stock	$182,764,698
Shares outstanding	6,013,486
Net asset value per share	30.39
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022	11

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,979,724
Dividends — affiliated issuers	4,934
Total income	1,984,658
Expenses:
Management services fees	418,024
Compensation of board members	5,482
Custodian fees	4,085
Printing and postage fees	4,631
Audit fees	14,669
Legal fees	6,272
Compensation of chief compliance officer	15
Other	3,826
Total expenses	457,004
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(38,900)
Total net expenses	418,104
Net investment income	1,566,554
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,134,744
Investments — affiliated issuers	(1,126)
Futures contracts	(566,453)
Net realized gain	7,567,165
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(54,133,905)
Investments — affiliated issuers	(268)
Futures contracts	(214,586)
Net change in unrealized appreciation (depreciation)	(54,348,759)
Net realized and unrealized loss	(46,781,594)
Net decrease in net assets resulting from operations	$(45,215,040)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$1,566,554	$2,768,633
Net realized gain	7,567,165	36,116,585
Net change in unrealized appreciation (depreciation)	(54,348,759)	24,376,005
Net increase (decrease) in net assets resulting from operations	(45,215,040)	63,261,223
Decrease in net assets from capital stock activity	(10,291,998)	(25,991,912)
Total increase (decrease) in net assets	(55,507,038)	37,269,311
Net assets at beginning of period	238,271,736	201,002,425
Net assets at end of period	$182,764,698	$238,271,736

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	1,597	50,877	13,540	433,903
Redemptions	(300,572)	(10,342,875)	(792,952)	(26,425,815)
Total net decrease	(298,975)	(10,291,998)	(779,412)	(25,991,912)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of period	$37.75	$28.34	$24.76	$19.78	$20.45	$16.39
Income from investment operations:
Net investment income	0.25	0.41	0.40	0.38	0.36	0.38
Net realized and unrealized gain (loss)	(7.61)	9.00	3.18	4.60	(1.03)	3.68
Total from investment operations	(7.36)	9.41	3.58	4.98	(0.67)	4.06
Net asset value, end of period	$30.39	$37.75	$28.34	$24.76	$19.78	$20.45
Total return	(19.50%)	33.20%	14.46%	25.18%	(3.28%)	24.77%
Ratios to average net assets
Total gross expenses(a)	0.44%(b)	0.45%	0.45%	0.45%	0.44%	0.45%
Total net expenses(a),(c)	0.40%(b)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.50%(b)	1.24%	1.63%	1.67%	1.67%	2.08%
Supplemental data
Portfolio turnover	26%	56%	72%	66%	73%	66%
Net assets, end of period (in thousands)	$182,765	$238,272	$201,002	$196,278	$178,338	$211,730

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Annualized.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B, issued by RiverSource Life Insurance Company (Participating Insurance Companies), and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you. The Fund is closed to new investors.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022	15

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
16	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	125,345*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(566,453)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(214,586)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	1,721,725

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
18	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund is a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund’s income and losses. The components of the Fund’s net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund’s daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund did not pay any fees to the Transfer Agent during the reporting period.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) indefinitely, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.40% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $54,116,647 and $62,673,139, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
20	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
22	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022	23

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Core Equity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
24	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022	25

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment
26	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board observed that the Fund is closed to new investors. The Board considered that the Management Agreement provides for a unified fee that is already at a relatively low level that does not include pre-established breakpoints, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2022	27

Columbia Variable Portfolio – Core Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7003_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Income Opportunities Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Income Opportunities Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Income Opportunities Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio management
Brian Lavin, CFA
Lead Portfolio Manager
Managed Fund since 2004
Daniel DeYoung
Portfolio Manager
Managed Fund since 2019
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-13.23	-11.74	1.86	4.04
Class 2	05/03/10	-13.34	-11.94	1.58	3.80
Class 3	06/01/04	-13.28	-11.79	1.75	3.92
ICE BofA BB-B US Cash Pay High Yield Constrained Index		-13.64	-12.19	2.07	4.34
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The ICE BofA BB-B US Cash Pay High Yield Constrained Index is an unmanaged index of high-yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high-yield market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	0.0(a)
Convertible Bonds	0.8
Corporate Bonds & Notes	91.3
Foreign Government Obligations	0.5
Money Market Funds	3.8
Senior Loans	3.6
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2022)
BBB rating	1
BB rating	44.5
B rating	49.6
CCC rating	4.9
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	867.70	1,021.62	2.96	3.21	0.64
Class 2	1,000.00	1,000.00	866.60	1,020.38	4.12	4.46	0.89
Class 3	1,000.00	1,000.00	867.20	1,021.03	3.52	3.81	0.76
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Telesat Corp.(b)	6	67
Ziff Davis Holdings, Inc.(a),(b),(c)	553	6
Total		73
Total Communication Services		73
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	216	27,192
Total Consumer Discretionary		27,192
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.(b)	1,277	3,512
Total Industrials		3,512
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,985)		30,777

Convertible Bonds 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.8%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	1,761,000	1,189,555
Total Convertible Bonds (Cost $1,565,702)			1,189,555

Corporate Bonds & Notes 90.2%

Aerospace & Defense 1.8%
Moog, Inc.(d)
12/15/2027	4.250%	447,000	387,908
TransDigm, Inc.(d)
03/15/2026	6.250%	1,273,000	1,230,107
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
06/15/2026	6.375%	997,000	933,636
11/15/2027	5.500%	27,000	22,992
01/15/2029	4.625%	194,000	156,184
Total			2,730,827
Airlines 1.9%
Air Canada(d)
08/15/2026	3.875%	400,000	339,515
American Airlines, Inc.(d)
07/15/2025	11.750%	176,000	182,158
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	1,353,605	1,247,085
04/20/2029	5.750%	30,469	26,015
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	533,471	478,056
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	546,278	536,505
Total			2,809,334
Automotive 4.6%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	163,000	149,350
04/01/2027	6.500%	50,000	44,270
Clarios Global LP(d)
05/15/2025	6.750%	279,000	276,312
Ford Motor Co.
02/12/2032	3.250%	317,000	236,951
01/15/2043	4.750%	446,000	317,917
Ford Motor Credit Co. LLC
03/18/2024	5.584%	513,000	509,725
11/01/2024	4.063%	178,000	169,159
06/16/2025	5.125%	512,000	489,264
11/13/2025	3.375%	734,000	660,841
05/28/2027	4.950%	143,000	132,712
08/17/2027	4.125%	712,000	626,896
02/16/2028	2.900%	237,000	191,106
11/13/2030	4.000%	359,000	291,056
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	151,000	125,859
IAA Spinco, Inc.(d)
06/15/2027	5.500%	410,000	381,810
Jaguar Land Rover Automotive PLC(d)
07/15/2029	5.500%	270,000	200,586
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	1,036,000	974,845
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	300,000	289,140
05/15/2027	8.500%	344,000	332,756
Tenneco, Inc.(d)
01/15/2029	7.875%	429,000	415,500
Total			6,816,055
Brokerage/Asset Managers/Exchanges 0.8%
AG Issuer LLC(d)
03/01/2028	6.250%	249,000	215,242
NFP Corp.(d)
08/15/2028	4.875%	1,112,000	953,292
Total			1,168,534
Building Materials 0.8%
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	514,000	467,727
Interface, Inc.(d)
12/01/2028	5.500%	134,000	114,587
SRS Distribution, Inc.(d)
07/01/2028	4.625%	609,000	531,934
Total			1,114,248
Cable and Satellite 6.9%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	886,000	836,031
06/01/2029	5.375%	243,000	221,401
03/01/2030	4.750%	1,041,000	890,383
08/15/2030	4.500%	370,000	309,209
02/01/2031	4.250%	178,000	146,171
02/01/2032	4.750%	419,000	344,973
CSC Holdings LLC(d)
02/01/2028	5.375%	689,000	602,187
02/01/2029	6.500%	236,000	214,677
01/15/2030	5.750%	1,208,000	878,838
02/15/2031	3.375%	680,000	504,592
DIRECTV Holdings LLC/Financing Co., Inc.(d)
08/15/2027	5.875%	213,000	181,719
DISH DBS Corp.(d)
12/01/2028	5.750%	745,000	551,398
DISH DBS Corp.
06/01/2029	5.125%	673,000	408,968
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	792,000	683,976
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	338,000	302,188
07/01/2030	4.125%	539,000	450,119
Videotron Ltd.(d)
06/15/2029	3.625%	370,000	305,427
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Finance PLC(d)
07/15/2030	5.000%	790,000	626,069
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	172,000	154,104
VZ Secured Financing BV(d)
01/15/2032	5.000%	780,000	647,404
Ziggo BV(d)
01/15/2030	4.875%	1,140,000	966,372
Total			10,226,206
Chemicals 2.9%
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	571,000	466,379
Element Solutions, Inc.(d)
09/01/2028	3.875%	539,000	445,733
HB Fuller Co.
10/15/2028	4.250%	398,000	334,367
Herens Holdco Sarl(d)
05/15/2028	4.750%	413,000	344,403
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	247,000	195,890
Ingevity Corp.(d)
11/01/2028	3.875%	872,000	730,210
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	462,000	420,965
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	286,000	224,306
SPCM SA(d)
03/15/2027	3.125%	35,000	29,533
Unifrax Escrow Issuer Corp.(d)
09/30/2028	5.250%	168,000	134,236
WR Grace Holdings LLC(d)
06/15/2027	4.875%	642,000	558,576
08/15/2029	5.625%	637,000	469,968
Total			4,354,566
Construction Machinery 1.2%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	1,058,000	855,047
Herc Holdings, Inc.(d)
07/15/2027	5.500%	607,000	555,550
Ritchie Bros. Auctioneers, Inc.(d)
01/15/2025	5.375%	301,000	294,801
Total			1,705,398

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 2.1%
APX Group, Inc.(d)
02/15/2027	6.750%	269,000	252,635
Arches Buyer, Inc.(d)
06/01/2028	4.250%	379,000	309,313
Match Group, Inc.(d)
06/01/2028	4.625%	222,000	201,253
Staples, Inc.(d)
04/15/2026	7.500%	720,000	597,056
Uber Technologies, Inc.(d)
05/15/2025	7.500%	429,000	427,715
08/15/2029	4.500%	1,520,000	1,250,388
Total			3,038,360
Consumer Products 0.8%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	525,000	466,064
Spectrum Brands, Inc.
07/15/2025	5.750%	524,000	518,544
Tempur Sealy International, Inc.(d)
10/15/2031	3.875%	266,000	199,410
Total			1,184,018
Diversified Manufacturing 1.0%
Madison IAQ LLC(d)
06/30/2028	4.125%	294,000	243,563
Resideo Funding, Inc.(d)
09/01/2029	4.000%	317,000	247,549
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	282,000	251,843
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	740,000	731,662
Total			1,474,617
Electric 5.6%
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	265,000	231,648
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,006,000	910,890
02/15/2031	3.750%	1,017,000	824,721
01/15/2032	3.750%	552,000	436,574
FirstEnergy Corp.
11/15/2031	7.375%	134,000	150,373
FirstEnergy Corp.(e)
07/15/2047	5.100%	153,000	129,301
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	527,000	426,316
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	2,127,000	1,969,955
NRG Energy, Inc.(d)
06/15/2029	5.250%	684,000	611,060
02/15/2031	3.625%	798,000	627,960
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	286,000	248,794
PG&E Corp.
07/01/2028	5.000%	241,000	207,141
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	566,000	513,853
01/15/2030	4.750%	660,000	565,600
Vistra Operations Co. LLC(d)
07/31/2027	5.000%	154,000	139,589
05/01/2029	4.375%	279,000	234,375
Total			8,228,150
Environmental 1.1%
GFL Environmental, Inc.(d)
06/01/2025	4.250%	700,000	660,567
08/01/2028	4.000%	410,000	340,669
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	768,000	681,192
Total			1,682,428
Finance Companies 2.1%
Navient Corp.
06/25/2025	6.750%	490,000	447,959
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	1,323,000	1,185,710
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	380,000	298,416
03/01/2031	3.875%	90,000	67,731
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	1,552,000	1,107,299
Total			3,107,115
Food and Beverage 2.6%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	374,000	362,671
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	1,233,000	1,078,808
Lamb Weston Holdings, Inc.(d)
01/31/2032	4.375%	230,000	200,011
Performance Food Group, Inc.(d)
05/01/2025	6.875%	185,000	184,231

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pilgrim’s Pride Corp.(d)
04/15/2031	4.250%	316,000	263,625
03/01/2032	3.500%	93,000	72,909
Post Holdings, Inc.(d)
03/01/2027	5.750%	154,000	149,204
01/15/2028	5.625%	431,000	409,038
04/15/2030	4.625%	175,000	147,639
09/15/2031	4.500%	180,000	147,783
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	282,000	230,222
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	353,000	298,353
US Foods, Inc.(d)
06/01/2030	4.625%	276,000	235,303
Total			3,779,797
Gaming 2.9%
Boyd Gaming Corp.(d)
06/15/2031	4.750%	177,000	149,785
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	298,000	285,580
07/01/2025	6.250%	759,000	731,525
International Game Technology PLC(d)
02/15/2025	6.500%	827,000	822,068
04/15/2026	4.125%	200,000	181,502
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	550,000	449,087
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	211,000	161,352
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	462,000	392,917
Scientific Games International, Inc.(d)
05/15/2028	7.000%	349,000	329,481
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	569,000	522,321
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	357,000	326,768
Total			4,352,386
Health Care 7.7%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	151,000	141,268
04/15/2029	5.000%	205,000	185,216
AdaptHealth LLC(d)
08/01/2029	4.625%	95,000	78,101
03/01/2030	5.125%	549,000	461,570
Avantor Funding, Inc.(d)
07/15/2028	4.625%	348,000	318,614
11/01/2029	3.875%	736,000	643,936
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	187,000	175,998
04/01/2030	3.500%	222,000	182,187
Change Healthcare Holdings LLC/Finance, Inc.(d)
03/01/2025	5.750%	175,000	170,619
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	251,000	225,716
03/15/2029	3.750%	143,000	124,101
03/15/2031	4.000%	163,000	139,580
CHS/Community Health Systems, Inc.(d)
03/15/2026	8.000%	311,000	283,192
05/15/2030	5.250%	779,000	594,606
Hologic, Inc.(d)
02/01/2028	4.625%	290,000	271,695
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	178,046
IQVIA, Inc.(d)
05/15/2027	5.000%	669,000	632,960
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	167,000	138,805
Owens & Minor, Inc.(d)
03/31/2029	4.500%	185,000	151,007
04/01/2030	6.625%	299,000	272,658
RP Escrow Issuer LLC(d)
12/15/2025	5.250%	1,082,000	937,574
Select Medical Corp.(d)
08/15/2026	6.250%	1,033,000	966,390
Syneos Health, Inc.(d)
01/15/2029	3.625%	274,000	233,142
Teleflex, Inc.
11/15/2027	4.625%	599,000	561,157
Teleflex, Inc.(d)
06/01/2028	4.250%	246,000	222,670
Tenet Healthcare Corp.(d)
01/01/2026	4.875%	1,205,000	1,111,619
02/01/2027	6.250%	1,288,000	1,190,402
11/01/2027	5.125%	304,000	274,661
01/15/2030	4.375%	180,000	152,924
US Acute Care Solutions LLC(d)
03/01/2026	6.375%	416,000	373,257
Total			11,393,671
Healthcare Insurance 0.5%
Centene Corp.
10/15/2030	3.000%	624,000	517,197
08/01/2031	2.625%	215,000	172,537
Total			689,734

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.7%
Meritage Homes Corp.(d)
04/15/2029	3.875%	197,000	163,411
Shea Homes LP/Funding Corp.(d)
02/15/2028	4.750%	394,000	317,329
Taylor Morrison Communities, Inc./Holdings II(d)
04/15/2023	5.875%	526,000	524,178
Total			1,004,918
Independent Energy 5.2%
Apache Corp.
01/15/2030	4.250%	381,000	339,693
09/01/2040	5.100%	277,000	233,946
02/01/2042	5.250%	189,000	157,349
04/15/2043	4.750%	516,000	403,269
Callon Petroleum Co.
07/01/2026	6.375%	338,000	311,265
Callon Petroleum Co.(d)
06/15/2030	7.500%	156,000	144,161
CNX Resources Corp.(d)
03/14/2027	7.250%	342,000	335,629
01/15/2029	6.000%	416,000	386,881
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	405,000	354,817
Comstock Resources, Inc.(d)
03/01/2029	6.750%	194,000	174,202
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	141,000	126,556
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	630,000	585,891
02/01/2029	5.750%	276,000	240,892
04/15/2030	6.000%	147,000	129,430
04/15/2032	6.250%	229,000	200,208
Matador Resources Co.
09/15/2026	5.875%	547,000	527,070
Occidental Petroleum Corp.
09/01/2030	6.625%	817,000	841,687
01/01/2031	6.125%	464,000	470,793
09/15/2036	6.450%	199,000	207,279
SM Energy Co.
07/15/2028	6.500%	629,000	583,200
Southwestern Energy Co.
02/01/2032	4.750%	1,048,000	896,455
Total			7,650,673
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 2.6%
Carnival Corp.(d)
03/01/2026	7.625%	1,028,000	802,494
03/01/2027	5.750%	695,000	502,059
05/01/2029	6.000%	177,000	123,933
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	296,000	282,121
Cinemark USA, Inc.(d)
03/15/2026	5.875%	434,000	387,430
07/15/2028	5.250%	313,000	251,268
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	165,000	146,821
NCL Corp., Ltd.(d)
03/15/2026	5.875%	93,000	72,965
Royal Caribbean Cruises Ltd.(d)
07/01/2026	4.250%	458,000	325,276
08/31/2026	5.500%	809,000	594,595
07/15/2027	5.375%	178,000	129,289
04/01/2028	5.500%	368,000	255,737
Total			3,873,988
Media and Entertainment 2.0%
Clear Channel International BV(d)
08/01/2025	6.625%	346,000	321,503
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	1,089,000	919,593
iHeartCommunications, Inc.(d)
01/15/2028	4.750%	266,000	219,179
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	154,000	122,843
03/15/2030	4.625%	891,000	715,114
Playtika Holding Corp.(d)
03/15/2029	4.250%	383,000	318,355
Roblox Corp.(d)
05/01/2030	3.875%	405,000	328,159
Univision Communications, Inc.(d)
06/30/2030	7.375%	67,000	65,492
Total			3,010,238
Metals and Mining 2.8%
Allegheny Technologies, Inc.
10/01/2029	4.875%	116,000	93,771
10/01/2031	5.125%	488,000	382,660
Constellium SE(d)
06/15/2028	5.625%	334,000	302,254
04/15/2029	3.750%	1,290,000	1,027,507

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	82,000	68,634
04/01/2029	6.125%	1,567,000	1,270,640
Kaiser Aluminum Corp.(d)
03/01/2028	4.625%	63,000	52,739
06/01/2031	4.500%	709,000	542,864
Novelis Corp.(d)
11/15/2026	3.250%	284,000	240,769
08/15/2031	3.875%	143,000	110,150
Total			4,091,988
Midstream 7.1%
Cheniere Energy Partners LP
03/01/2031	4.000%	223,000	190,117
Cheniere Energy Partners LP(d)
01/31/2032	3.250%	748,000	589,615
Cheniere Energy, Inc.
10/15/2028	4.625%	814,000	736,433
CNX Midstream Partners LP(d)
04/15/2030	4.750%	360,000	301,882
DCP Midstream Operating LP
04/01/2044	5.600%	486,000	393,253
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	383,000	356,495
DT Midstream, Inc.(d)
06/15/2029	4.125%	283,000	240,639
EQM Midstream Partners LP(d)
06/01/2027	7.500%	124,000	119,459
07/01/2027	6.500%	539,000	501,386
01/15/2029	4.500%	547,000	444,361
06/01/2030	7.500%	148,000	142,346
01/15/2031	4.750%	1,000,000	797,687
EQM Midstream Partners LP
07/15/2048	6.500%	234,000	174,371
Holly Energy Partners LP/Finance Corp.(d)
04/15/2027	6.375%	179,000	168,799
02/01/2028	5.000%	545,000	467,357
NuStar Logistics LP
10/01/2025	5.750%	398,000	372,185
06/01/2026	6.000%	430,000	398,167
Rockpoint Gas Storage Canada Ltd.(d)
03/31/2023	7.000%	1,006,000	993,604
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	979,000	865,244
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	496,000	434,855
08/15/2031	4.125%	773,000	663,916
11/01/2033	3.875%	423,000	348,889
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Gas Partners LP
07/01/2026	4.650%	908,000	854,576
Total			10,555,636
Oil Field Services 0.6%
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	943,150	896,879
Other REIT 1.2%
Blackstone Mortgage Trust, Inc.(d)
01/15/2027	3.750%	480,000	395,280
Ladder Capital Finance Holdings LLLP/Corp.(d)
02/01/2027	4.250%	843,000	682,613
06/15/2029	4.750%	173,000	133,527
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	283,000	243,412
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	194,000	170,500
09/15/2029	4.000%	92,000	76,060
Total			1,701,392
Packaging 2.3%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
06/15/2027	6.000%	155,000	153,347
09/01/2029	4.000%	757,000	607,040
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	399,000	370,083
08/15/2027	5.250%	436,000	305,797
BWAY Holding Co.(d)
04/15/2024	5.500%	548,000	523,440
Canpack SA/US LLC(d)
11/15/2029	3.875%	627,000	495,552
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	1,051,000	990,753
Total			3,446,012
Pharmaceuticals 1.4%
Bausch Health Companies, Inc.(d)
02/01/2027	6.125%	313,000	266,758
06/01/2028	4.875%	136,000	106,434
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	142,000	123,161
Jazz Securities DAC(d)
01/15/2029	4.375%	205,000	183,029
Organon Finance 1 LLC(d)
04/30/2028	4.125%	848,000	750,436
04/30/2031	5.125%	690,000	595,504
Total			2,025,322

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 1.1%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	1,379,000	1,204,176
Lumbermens Mutual Casualty Co.(d),(f)
12/01/2097	0.000%	30,000	35
Lumbermens Mutual Casualty Co.(f)
Subordinated
07/01/2026	0.000%	645,000	763
MGIC Investment Corp.
08/15/2028	5.250%	112,000	100,319
Radian Group, Inc.
03/15/2025	6.625%	44,000	43,301
03/15/2027	4.875%	262,000	236,376
Total			1,584,970
Restaurants 1.4%
IRB Holding Corp.(d)
06/15/2025	7.000%	1,723,000	1,681,509
Yum! Brands, Inc.
04/01/2032	5.375%	361,000	333,048
Total			2,014,557
Retailers 1.0%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	111,000	91,690
02/15/2032	5.000%	111,000	90,794
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	131,000	110,939
L Brands, Inc.(d)
10/01/2030	6.625%	398,000	343,771
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	443,000	339,042
Penske Automotive Group, Inc.
09/01/2025	3.500%	208,000	195,241
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	375,000	324,016
Total			1,495,493
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
02/15/2028	5.875%	472,000	441,369
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	189,000	169,456
Total			610,825
Technology 6.7%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	500,000	434,231
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	233,000	223,176
Camelot Finance SA(d)
11/01/2026	4.500%	505,000	462,884
CDK Global, Inc.
06/01/2027	4.875%	506,000	501,601
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	225,000	189,157
Entegris Escrow Corp.(d)
04/15/2029	4.750%	123,000	114,654
06/15/2030	5.950%	430,000	409,741
Everi Holdings, Inc.(d)
07/15/2029	5.000%	48,000	40,679
Gartner, Inc.(d)
06/15/2029	3.625%	171,000	147,457
HealthEquity, Inc.(d)
10/01/2029	4.500%	455,000	398,282
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	432,000	347,149
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	436,000	346,856
Iron Mountain, Inc.(d)
09/15/2027	4.875%	170,000	153,851
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	912,000	624,178
NCR Corp.(d)
10/01/2028	5.000%	348,000	296,431
04/15/2029	5.125%	690,000	585,006
Nielsen Finance LLC/Co.(d)
10/01/2028	5.625%	517,000	479,974
07/15/2029	4.500%	227,000	205,532
07/15/2031	4.750%	284,000	256,263
Plantronics, Inc.(d)
03/01/2029	4.750%	966,000	962,951
PTC, Inc.(d)
02/15/2028	4.000%	262,000	242,140
Sabre GLBL, Inc.(d)
09/01/2025	7.375%	77,000	71,438
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	648,000	575,467
Square, Inc.(d)
06/01/2031	3.500%	175,000	140,484
Switch Ltd.(d)
09/15/2028	3.750%	267,000	264,174
06/15/2029	4.125%	439,000	435,595
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	377,000	359,880

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	681,000	570,336
Total			9,839,567
Wireless 3.9%
Altice France SA(d)
02/01/2027	8.125%	661,000	609,072
01/15/2028	5.500%	821,000	652,638
07/15/2029	5.125%	456,000	344,063
10/15/2029	5.500%	145,000	111,079
SBA Communications Corp.
02/15/2027	3.875%	922,000	843,034
Sprint Capital Corp.
11/15/2028	6.875%	1,009,000	1,063,218
T-Mobile USA, Inc.
02/15/2029	2.625%	496,000	417,081
02/15/2031	2.875%	275,000	228,285
04/15/2031	3.500%	363,000	314,273
T-Mobile USA, Inc.(d)
04/15/2031	3.500%	301,000	258,527
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	438,000	357,586
07/15/2031	4.750%	665,000	546,156
Total			5,745,012
Wirelines 2.5%
CenturyLink, Inc.
04/01/2024	7.500%	1,611,000	1,597,491
CenturyLink, Inc.(d)
12/15/2026	5.125%	122,000	102,841
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	654,000	542,531
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	124,000	125,449
Iliad Holding SAS(d)
10/15/2026	6.500%	922,000	829,509
10/15/2028	7.000%	638,000	557,655
Total			3,755,476
Total Corporate Bonds & Notes (Cost $152,626,004)			133,158,390

Foreign Government Obligations(g) 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.5%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	771,000	662,445
05/15/2029	4.250%	124,000	97,268
Total			759,713
Total Foreign Government Obligations (Cost $893,619)			759,713

Senior Loans 3.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.7%
8th Avenue Food & Provisions, Inc.(h),(i)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	5.416%	1,295,796	1,086,615
Consumer Products 0.3%
SWF Holdings I Corp.(h),(i)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	5.595%	548,000	448,675
Health Care 0.5%
Surgery Center Holdings, Inc.(h),(i)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.950%	715,581	665,269
Media and Entertainment 0.5%
Cengage Learning, Inc.(h),(i)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	740,169	665,804
Technology 1.6%
Ascend Learning LLC(h),(i)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	2.500%	802,987	739,752
Loyalty Ventures, Inc.(h),(i)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 11/03/2027	6.166%	270,463	210,149

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(h),(i)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	5.416%	410,395	386,851
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	4.212%	1,138,424	1,063,721
Total			2,400,473
Total Senior Loans (Cost $5,910,200)			5,266,836
Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(j),(k)	5,489,763	5,486,470
Total Money Market Funds (Cost $5,487,168)		5,486,470
Total Investments in Securities (Cost: $166,814,678)		145,891,741
Other Assets & Liabilities, Net		1,791,719
Net Assets		147,683,460

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2022, the total value of these securities amounted to $6, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $109,467,211, which represents 74.12% of total net assets.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2022.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2022, the total value of these securities amounted to $798, which represents less than 0.01% of total net assets.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	The stated interest rate represents the weighted average interest rate at June 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Variable rate security. The interest rate shown was the current rate as of June 30, 2022.
(j)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(k)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	4,419,370	17,726,567	(16,658,910)	(557)	5,486,470	(1,491)	9,146	5,489,763
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	67	—	6	73
Consumer Discretionary	27,192	—	—	27,192
Industrials	3,512	—	—	3,512
Utilities	—	—	0*	0*
Total Common Stocks	30,771	—	6	30,777
Convertible Bonds	—	1,189,555	—	1,189,555
Corporate Bonds & Notes	—	133,158,390	—	133,158,390
Foreign Government Obligations	—	759,713	—	759,713
Senior Loans	—	5,266,836	—	5,266,836
Money Market Funds	5,486,470	—	—	5,486,470
Total Investments in Securities	5,517,241	140,374,494	6	145,891,741

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022	15

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $161,327,510)	$140,405,271
Affiliated issuers (cost $5,487,168)	5,486,470
Cash	28,320
Receivable for:
Investments sold	407,237
Capital shares sold	1,468
Dividends	5,085
Interest	2,256,388
Foreign tax reclaims	1,718
Expense reimbursement due from Investment Manager	644
Prepaid expenses	5,238
Total assets	148,597,839
Liabilities
Payable for:
Investments purchased	416,682
Capital shares purchased	275,001
Management services fees	2,684
Distribution and/or service fees	560
Service fees	11,830
Compensation of board members	185,032
Compensation of chief compliance officer	17
Other expenses	22,573
Total liabilities	914,379
Net assets applicable to outstanding capital stock	$147,683,460
Represented by
Paid in capital	152,282,326
Total distributable earnings (loss)	(4,598,866)
Total - representing net assets applicable to outstanding capital stock	$147,683,460
Class 1
Net assets	$16,036,548
Shares outstanding	2,521,217
Net asset value per share	$6.36
Class 2
Net assets	$31,059,042
Shares outstanding	4,928,532
Net asset value per share	$6.30
Class 3
Net assets	$100,587,870
Shares outstanding	15,723,665
Net asset value per share	$6.40
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$9,146
Interest	4,224,115
Total income	4,233,261
Expenses:
Management services fees	542,925
Distribution and/or service fees
Class 2	42,360
Class 3	70,399
Service fees	56,358
Compensation of board members	(2,412)
Custodian fees	4,613
Printing and postage fees	12,352
Audit fees	14,668
Legal fees	6,023
Compensation of chief compliance officer	11
Other	3,746
Total expenses	751,043
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(111,739)
Total net expenses	639,304
Net investment income	3,593,957
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(532,103)
Investments — affiliated issuers	(1,491)
Net realized loss	(533,594)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(26,378,561)
Investments — affiliated issuers	(557)
Net change in unrealized appreciation (depreciation)	(26,379,118)
Net realized and unrealized loss	(26,912,712)
Net decrease in net assets resulting from operations	$(23,318,755)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022	17

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$3,593,957	$8,027,357
Net realized gain (loss)	(533,594)	14,227,477
Net change in unrealized appreciation (depreciation)	(26,379,118)	(14,291,797)
Net increase (decrease) in net assets resulting from operations	(23,318,755)	7,963,037
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(1,831,278)
Class 2	—	(3,203,673)
Class 3	—	(11,422,235)
Total distributions to shareholders	—	(16,457,186)
Decrease in net assets from capital stock activity	(9,967,675)	(173,186,005)
Total decrease in net assets	(33,286,430)	(181,680,154)
Net assets at beginning of period	180,969,890	362,650,044
Net assets at end of period	$147,683,460	$180,969,890

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	55,837	386,807	164,755	1,245,705
Distributions reinvested	—	—	253,289	1,831,278
Redemptions	(248,439)	(1,701,007)	(22,961,477)	(177,027,879)
Net decrease	(192,602)	(1,314,200)	(22,543,433)	(173,950,896)
Class 2
Subscriptions	282,558	1,947,327	450,789	3,367,312
Distributions reinvested	—	—	446,194	3,203,673
Redemptions	(337,116)	(2,289,748)	(577,468)	(4,319,689)
Net increase (decrease)	(54,558)	(342,421)	319,515	2,251,296
Class 3
Subscriptions	32,964	234,369	339,536	2,628,629
Distributions reinvested	—	—	1,568,988	11,422,235
Redemptions	(1,234,158)	(8,545,423)	(2,047,398)	(15,537,269)
Net decrease	(1,201,194)	(8,311,054)	(138,874)	(1,486,405)
Total net decrease	(1,448,354)	(9,967,675)	(22,362,792)	(173,186,005)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022

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Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$7.33	0.15	(1.12)	(0.97)	—	—
Year Ended 12/31/2021	$7.71	0.33	0.01(d)	0.34	(0.72)	(0.72)
Year Ended 12/31/2020	$7.64	0.35	0.08	0.43	(0.36)	(0.36)
Year Ended 12/31/2019	$6.91	0.36	0.76	1.12	(0.39)	(0.39)
Year Ended 12/31/2018	$7.56	0.37	(0.65)	(0.28)	(0.37)	(0.37)
Year Ended 12/31/2017	$7.56	0.35	0.14	0.49	(0.49)	(0.49)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$7.27	0.14	(1.11)	(0.97)	—	—
Year Ended 12/31/2021	$7.66	0.30	0.01(d)	0.31	(0.70)	(0.70)
Year Ended 12/31/2020	$7.59	0.33	0.08	0.41	(0.34)	(0.34)
Year Ended 12/31/2019	$6.87	0.34	0.75	1.09	(0.37)	(0.37)
Year Ended 12/31/2018	$7.51	0.35	(0.64)	(0.29)	(0.35)	(0.35)
Year Ended 12/31/2017	$7.52	0.33	0.13	0.46	(0.47)	(0.47)
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$7.38	0.15	(1.13)	(0.98)	—	—
Year Ended 12/31/2021	$7.75	0.32	0.02(d)	0.34	(0.71)	(0.71)
Year Ended 12/31/2020	$7.68	0.34	0.08	0.42	(0.35)	(0.35)
Year Ended 12/31/2019	$6.95	0.35	0.76	1.11	(0.38)	(0.38)
Year Ended 12/31/2018	$7.60	0.36	(0.65)	(0.29)	(0.36)	(0.36)
Year Ended 12/31/2017	$7.60	0.35	0.13	0.48	(0.48)	(0.48)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$6.36	(13.23%)	0.78%(c)	0.64%(c)	4.51%(c)	14%	$16,037
Year Ended 12/31/2021	$7.33	4.50%	0.77%	0.66%	4.26%	50%	$19,891
Year Ended 12/31/2020	$7.71	5.90%	0.73%	0.67%	4.74%	58%	$194,656
Year Ended 12/31/2019	$7.64	16.47%	0.75%	0.69%	4.83%	58%	$178,149
Year Ended 12/31/2018	$6.91	(3.75%)	0.74%	0.73%	5.05%	42%	$138,357
Year Ended 12/31/2017	$7.56	6.56%	0.76%	0.76%	4.66%	50%	$132,262
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$6.30	(13.34%)	1.03%(c)	0.89%(c)	4.26%(c)	14%	$31,059
Year Ended 12/31/2021	$7.27	4.14%	1.05%	0.90%	4.07%	50%	$36,232
Year Ended 12/31/2020	$7.66	5.67%	0.98%	0.92%	4.49%	58%	$35,700
Year Ended 12/31/2019	$7.59	16.12%	1.00%	0.94%	4.59%	58%	$37,916
Year Ended 12/31/2018	$6.87	(3.90%)	0.99%	0.98%	4.79%	42%	$32,893
Year Ended 12/31/2017	$7.51	6.20%	1.01%	1.01%	4.41%	50%	$36,579
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$6.40	(13.28%)	0.90%(c)	0.76%(c)	4.38%(c)	14%	$100,588
Year Ended 12/31/2021	$7.38	4.48%	0.92%	0.78%	4.19%	50%	$124,846
Year Ended 12/31/2020	$7.75	5.74%	0.86%	0.80%	4.62%	58%	$132,293
Year Ended 12/31/2019	$7.68	16.23%	0.87%	0.81%	4.72%	58%	$147,395
Year Ended 12/31/2018	$6.95	(3.86%)	0.87%	0.85%	4.90%	42%	$146,078
Year Ended 12/31/2017	$7.60	6.39%	0.88%	0.88%	4.55%	50%	$199,852
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022	21

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Income Opportunities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close
22	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
24	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.66% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.07% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2023
Class 1	0.64%
Class 2	0.89
Class 3	0.765
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
166,815,000	78,000	(21,001,000)	(20,923,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
26	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $22,674,197 and $30,384,826, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market
28	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 87.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Income Opportunities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022	31

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took
32	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022	33

Approval of Management Agreement  (continued)
(Unaudited)
considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
34	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2022

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Columbia Variable Portfolio – Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7011_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Select Mid Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Mid Cap Value Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term growth of capital.
Portfolio management
Kari Montanus
Lead Portfolio Manager
Managed Fund since 2018
Jonas Patrikson, CFA
Portfolio Manager
Managed Fund since 2014
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-16.19	-6.65	7.94	11.10
Class 2	05/03/10	-16.26	-6.85	7.68	10.84
Class 3	05/02/05	-16.24	-6.73	7.81	10.97
Russell Midcap Value Index		-16.23	-10.00	6.27	10.62
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	98.3
Money Market Funds	1.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	6.1
Consumer Discretionary	10.2
Consumer Staples	3.7
Energy	4.7
Financials	16.8
Health Care	9.5
Industrials	14.2
Information Technology	8.7
Materials	7.4
Real Estate	10.1
Utilities	8.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	838.10	1,020.68	3.78	4.16	0.83
Class 2	1,000.00	1,000.00	837.40	1,019.44	4.92	5.41	1.08
Class 3	1,000.00	1,000.00	837.60	1,020.08	4.33	4.76	0.95
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 6.0%
Entertainment 3.5%
Live Nation Entertainment, Inc.(a)	48,882	4,036,675
Take-Two Interactive Software, Inc.(a)	45,554	5,581,732
Total		9,618,407
Media 2.5%
Nexstar Media Group, Inc., Class A	41,805	6,809,199
Total Communication Services		16,427,606
Consumer Discretionary 10.1%
Hotels, Restaurants & Leisure 2.1%
Hyatt Hotels Corp., Class A(a)	76,235	5,634,529
Household Durables 1.6%
D.R. Horton, Inc.	64,297	4,255,819
Multiline Retail 1.8%
Dollar Tree, Inc.(a)	32,588	5,078,840
Specialty Retail 3.5%
Burlington Stores, Inc.(a)	22,374	3,048,010
O’Reilly Automotive, Inc.(a)	10,308	6,512,182
Total		9,560,192
Textiles, Apparel & Luxury Goods 1.1%
Capri Holdings Ltd.(a)	76,234	3,126,356
Total Consumer Discretionary		27,655,736
Consumer Staples 3.7%
Food & Staples Retailing 1.8%
U.S. Foods Holding Corp.(a)	161,579	4,957,244
Food Products 1.9%
Tyson Foods, Inc., Class A	59,111	5,087,092
Total Consumer Staples		10,044,336
Energy 4.7%
Oil, Gas & Consumable Fuels 4.7%
Devon Energy Corp.	118,037	6,505,019
Marathon Petroleum Corp.	76,744	6,309,124
Total		12,814,143
Total Energy		12,814,143
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 16.6%
Banks 6.0%
Popular, Inc.	90,189	6,938,240
Regions Financial Corp.	291,724	5,469,825
SVB Financial Group(a)	10,597	4,185,709
Total		16,593,774
Consumer Finance 2.2%
Discover Financial Services	63,956	6,048,959
Diversified Financial Services 1.6%
Voya Financial, Inc.	74,425	4,430,520
Insurance 6.8%
Hanover Insurance Group, Inc. (The)	42,709	6,246,191
Lincoln National Corp.	117,613	5,500,760
Reinsurance Group of America, Inc.	58,473	6,858,298
Total		18,605,249
Total Financials		45,678,502
Health Care 9.3%
Health Care Equipment & Supplies 2.1%
Zimmer Biomet Holdings, Inc.	54,878	5,765,483
Health Care Providers & Services 4.1%
Centene Corp.(a)	72,737	6,154,277
Quest Diagnostics, Inc.	39,369	5,235,290
Total		11,389,567
Life Sciences Tools & Services 3.1%
Agilent Technologies, Inc.	35,545	4,221,680
Syneos Health, Inc.(a)	60,000	4,300,800
Total		8,522,480
Total Health Care		25,677,530
Industrials 14.0%
Airlines 1.7%
Southwest Airlines Co.(a)	131,518	4,750,430
Building Products 2.5%
Trane Technologies PLC	52,724	6,847,266
Electrical Equipment 2.6%
AMETEK, Inc.	65,104	7,154,279
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 4.7%
Ingersoll Rand, Inc.	155,605	6,547,858
ITT, Inc.	94,882	6,379,866
Total		12,927,724
Professional Services 2.5%
CACI International, Inc., Class A(a)	23,872	6,726,652
Total Industrials		38,406,351
Information Technology 8.6%
Communications Equipment 2.4%
Motorola Solutions, Inc.	31,233	6,546,437
Electronic Equipment, Instruments & Components 2.0%
Corning, Inc.	178,498	5,624,472
Semiconductors & Semiconductor Equipment 4.2%
GlobalFoundries, Inc.(a)	47,065	1,898,602
Marvell Technology, Inc.	57,008	2,481,558
ON Semiconductor Corp.(a)	70,022	3,522,807
Teradyne, Inc.	39,381	3,526,568
Total		11,429,535
Total Information Technology		23,600,444
Materials 7.3%
Chemicals 4.7%
Chemours Co. LLC (The)	140,000	4,482,800
Eastman Chemical Co.	32,375	2,906,304
FMC Corp.	52,374	5,604,541
Total		12,993,645
Metals & Mining 2.6%
Allegheny Technologies, Inc.(a)	181,089	4,112,531
Freeport-McMoRan, Inc.	102,317	2,993,796
Total		7,106,327
Total Materials		20,099,972
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 10.0%
Equity Real Estate Investment Trusts (REITS) 10.0%
First Industrial Realty Trust, Inc.	159,437	7,570,069
Gaming and Leisure Properties, Inc.	143,550	6,583,203
Lamar Advertising Co., Class A	61,307	5,393,177
Welltower, Inc.	94,785	7,805,544
Total		27,351,993
Total Real Estate		27,351,993
Utilities 8.5%
Electric Utilities 2.3%
Entergy Corp.	55,185	6,216,038
Independent Power and Renewable Electricity Producers 2.5%
AES Corp. (The)	331,206	6,958,638
Multi-Utilities 3.7%
Ameren Corp.	113,029	10,213,301
Total Utilities		23,387,977
Total Common Stocks (Cost $231,631,060)		271,144,590

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(c)	4,671,227	4,668,425
Total Money Market Funds (Cost $4,667,958)		4,668,425
Total Investments in Securities (Cost: $236,299,018)		275,813,015
Other Assets & Liabilities, Net		(1,331,408)
Net Assets		274,481,607

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	3,559,678	27,238,878	(26,130,704)	573	4,668,425	(1,616)	7,626	4,671,227
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	16,427,606	—	—	16,427,606
Consumer Discretionary	27,655,736	—	—	27,655,736
Consumer Staples	10,044,336	—	—	10,044,336
Energy	12,814,143	—	—	12,814,143
Financials	45,678,502	—	—	45,678,502
Health Care	25,677,530	—	—	25,677,530
Industrials	38,406,351	—	—	38,406,351
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	23,600,444	—	—	23,600,444
Materials	20,099,972	—	—	20,099,972
Real Estate	27,351,993	—	—	27,351,993
Utilities	23,387,977	—	—	23,387,977
Total Common Stocks	271,144,590	—	—	271,144,590
Money Market Funds	4,668,425	—	—	4,668,425
Total Investments in Securities	275,813,015	—	—	275,813,015
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022	9

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $231,631,060)	$271,144,590
Affiliated issuers (cost $4,667,958)	4,668,425
Receivable for:
Capital shares sold	739
Dividends	259,340
Expense reimbursement due from Investment Manager	427
Prepaid expenses	5,960
Total assets	276,079,481
Liabilities
Payable for:
Investments purchased	1,155,683
Capital shares purchased	327,285
Management services fees	6,224
Distribution and/or service fees	511
Service fees	8,590
Compensation of board members	77,117
Compensation of chief compliance officer	31
Other expenses	22,433
Total liabilities	1,597,874
Net assets applicable to outstanding capital stock	$274,481,607
Represented by
Trust capital	$274,481,607
Total - representing net assets applicable to outstanding capital stock	$274,481,607
Class 1
Net assets	$170,021,539
Shares outstanding	5,499,720
Net asset value per share	$30.91
Class 2
Net assets	$43,354,916
Shares outstanding	1,441,986
Net asset value per share	$30.07
Class 3
Net assets	$61,105,152
Shares outstanding	2,004,662
Net asset value per share	$30.48
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,670,266
Dividends — affiliated issuers	7,626
Foreign taxes withheld	(9,921)
Total income	2,667,971
Expenses:
Management services fees	1,293,745
Distribution and/or service fees
Class 2	59,676
Class 3	43,045
Service fees	47,016
Compensation of board members	4,902
Custodian fees	3,405
Printing and postage fees	8,226
Audit fees	14,669
Legal fees	6,809
Compensation of chief compliance officer	23
Other	4,469
Total expenses	1,485,985
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(73,528)
Total net expenses	1,412,457
Net investment income	1,255,514
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	17,109,560
Investments — affiliated issuers	(1,616)
Net realized gain	17,107,944
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(72,518,623)
Investments — affiliated issuers	573
Net change in unrealized appreciation (depreciation)	(72,518,050)
Net realized and unrealized loss	(55,410,106)
Net decrease in net assets resulting from operations	$(54,154,592)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$1,255,514	$2,073,651
Net realized gain	17,107,944	55,160,550
Net change in unrealized appreciation (depreciation)	(72,518,050)	35,845,364
Net increase (decrease) in net assets resulting from operations	(54,154,592)	93,079,565
Decrease in net assets from capital stock activity	(16,842,699)	(78,497,952)
Total increase (decrease) in net assets	(70,997,291)	14,581,613
Net assets at beginning of period	345,478,898	330,897,285
Net assets at end of period	$274,481,607	$345,478,898

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	61,822	2,149,376	78,463	2,413,133
Redemptions	(597,362)	(20,873,427)	(2,556,233)	(80,412,074)
Net decrease	(535,540)	(18,724,051)	(2,477,770)	(77,998,941)
Class 2
Subscriptions	158,268	5,386,953	232,165	7,500,960
Redemptions	(94,510)	(3,143,043)	(121,717)	(3,808,407)
Net increase	63,758	2,243,910	110,448	3,692,553
Class 3
Subscriptions	69,484	2,426,937	93,222	2,965,606
Redemptions	(81,729)	(2,789,495)	(222,676)	(7,157,170)
Net decrease	(12,245)	(362,558)	(129,454)	(4,191,564)
Total net decrease	(484,027)	(16,842,699)	(2,496,776)	(78,497,952)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022

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Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$36.88	0.15	(6.12)	(5.97)
Year Ended 12/31/2021	$27.87	0.22	8.79	9.01
Year Ended 12/31/2020	$25.93	0.23	1.71	1.94
Year Ended 12/31/2019	$19.70	0.29	5.94	6.23
Year Ended 12/31/2018	$22.72	0.20	(3.22)	(3.02)
Year Ended 12/31/2017	$20.01	0.25	2.46	2.71
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$35.91	0.10	(5.94)	(5.84)
Year Ended 12/31/2021	$27.21	0.14	8.56	8.70
Year Ended 12/31/2020	$25.37	0.17	1.67	1.84
Year Ended 12/31/2019	$19.33	0.22	5.82	6.04
Year Ended 12/31/2018	$22.35	0.14	(3.16)	(3.02)
Year Ended 12/31/2017	$19.73	0.20	2.42	2.62
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$36.39	0.13	(6.04)	(5.91)
Year Ended 12/31/2021	$27.54	0.18	8.67	8.85
Year Ended 12/31/2020	$25.64	0.20	1.70	1.90
Year Ended 12/31/2019	$19.51	0.25	5.88	6.13
Year Ended 12/31/2018	$22.53	0.16	(3.18)	(3.02)
Year Ended 12/31/2017	$19.87	0.22	2.44	2.66

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$30.91	(16.19%)	0.88%(c)	0.83%(c)	0.85%(c)	13%	$170,022
Year Ended 12/31/2021	$36.88	32.33%	0.88%	0.82%	0.68%	32%	$222,591
Year Ended 12/31/2020	$27.87	7.48%	0.88%	0.81%	1.03%	40%	$237,299
Year Ended 12/31/2019	$25.93	31.62%	0.88%	0.82%	1.22%	31%	$220,919
Year Ended 12/31/2018	$19.70	(13.29%)	0.89%	0.85%	0.87%	98%	$170,998
Year Ended 12/31/2017	$22.72	13.54%	0.91%	0.87%	1.20%	72%	$191,281
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$30.07	(16.26%)	1.13%(c)	1.08%(c)	0.62%(c)	13%	$43,355
Year Ended 12/31/2021	$35.91	31.97%	1.13%	1.07%	0.45%	32%	$49,498
Year Ended 12/31/2020	$27.21	7.25%	1.13%	1.06%	0.78%	40%	$34,497
Year Ended 12/31/2019	$25.37	31.25%	1.13%	1.07%	0.97%	31%	$34,239
Year Ended 12/31/2018	$19.33	(13.51%)	1.14%	1.10%	0.62%	98%	$25,687
Year Ended 12/31/2017	$22.35	13.28%	1.16%	1.12%	0.97%	72%	$28,989
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$30.48	(16.24%)	1.00%(c)	0.95%(c)	0.75%(c)	13%	$61,105
Year Ended 12/31/2021	$36.39	32.14%	1.01%	0.95%	0.57%	32%	$73,390
Year Ended 12/31/2020	$27.54	7.41%	1.01%	0.94%	0.91%	40%	$59,101
Year Ended 12/31/2019	$25.64	31.42%	1.01%	0.95%	1.08%	31%	$68,354
Year Ended 12/31/2018	$19.51	(13.40%)	1.01%	0.97%	0.73%	98%	$61,387
Year Ended 12/31/2017	$22.53	13.39%	1.04%	0.99%	1.05%	72%	$85,853
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022	15

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.82% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2023
Class 1	0.83%
Class 2	1.08
Class 3	0.955
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $39,919,048 and $56,017,806, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 8. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;
20	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 95.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022	23

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took
24	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022	25

Approval of Management Agreement  (continued)
(Unaudited)
Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
26	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2022

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Columbia Variable Portfolio – Select Mid Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7021_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Seligman Global Technology Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Seligman Global Technology Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Paul Wick
Lead Portfolio Manager
Managed Fund since 2006
Shekhar Pramanick
Technology Team Member
Managed Fund since 2014
Sanjay Devgan
Technology Team Member
Managed Fund since 2014
Christopher Boova
Technology Team Member
Managed Fund since 2016
Vimal Patel
Technology Team Member
Managed Fund since 2018
Sanjiv Wadhwani
Technology Team Member
Managed Fund since 2021
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/01/96	-29.44	-19.74	18.34	19.11
Class 2	05/01/00	-29.54	-19.98	18.04	18.80
MSCI World Information Technology Index (Net)		-29.73	-19.29	17.23	16.66
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The MSCI World Information Technology Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Information Technology Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	9.3
Consumer Discretionary	2.1
Health Care	0.4
Industrials	2.3
Information Technology	85.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at June 30, 2022)
Information Technology
Application Software	8.9
Communications Equipment	5.6
Data Processing & Outsourced Services	4.7
Electronic Equipment & Instruments	1.6
Internet Services & Infrastructure	2.1
IT Consulting & Other Services	1.0
Semiconductor Equipment	12.8
Semiconductors	22.2
Systems Software	13.5
Technology Hardware, Storage & Peripherals	13.5
Total	85.9
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2022)
Canada	0.5
Germany	0.1
Israel	0.4
Japan	2.2
Netherlands	1.2
Sweden	0.7
United States(a)	94.9
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2022, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	705.60	1,019.89	4.19	4.96	0.99
Class 2	1,000.00	1,000.00	704.60	1,018.65	5.24	6.21	1.24
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Canada 0.5%
Shaw Communications Inc	18,320	539,837
Germany 0.1%
TeamViewer AG(a)	14,257	142,572
Israel 0.4%
CyberArk Software Ltd.(a)	2,715	347,411
Kornit Digital Ltd.(a)	1,424	45,141
Total		392,552
Japan 2.2%
Nintendo Co., Ltd., ADR	5,860	315,912
Renesas Electronics Corp.(a)	202,600	1,833,400
Sumco Corp.	14,900	193,773
Total		2,343,085
Netherlands 1.2%
NXP Semiconductors NV	9,051	1,339,819
Sweden 0.7%
Telefonaktiebolaget LM Ericsson, ADR	106,752	789,965
United States 93.9%
Activision Blizzard, Inc.	20,728	1,613,882
Advanced Energy Industries, Inc.	23,057	1,682,700
Alphabet, Inc., Class A(a)	2,208	4,811,806
Alphabet, Inc., Class C(a)	972	2,126,201
Analog Devices, Inc.	20,474	2,991,047
Apple, Inc.	45,935	6,280,233
Applied Materials, Inc.	36,478	3,318,768
Arista Networks, Inc.(a)	7,040	659,930
Bloom Energy Corp., Class A(a)	130,864	2,159,256
Broadcom, Inc.	8,655	4,204,686
Cerence, Inc.(a)	22,331	563,411
Cisco Systems, Inc.	13,663	582,590
Comcast Corp., Class A	12,920	506,981
Dell Technologies, Inc.	24,592	1,136,396
Dropbox, Inc., Class A(a)	116,509	2,445,524
DXC Technology Co.(a)	21,797	660,667
eBay, Inc.	52,636	2,193,342
Eiger BioPharmaceuticals, Inc.(a)	74,741	470,868
Common Stocks (continued)
Issuer	Shares	Value ($)
F5, Inc.(a)	9,901	1,515,249
Fidelity National Information Services, Inc.	9,931	910,375
Fiserv, Inc.(a)	12,982	1,155,009
Fortinet, Inc.(a)	38,440	2,174,935
GlobalFoundries, Inc.(a)	18,420	743,063
GoDaddy, Inc., Class A(a)	33,419	2,324,626
HireRight Holdings Corp.(a)	20,326	288,832
HP, Inc.(b)	72,606	2,380,025
Intapp, Inc.(a)	5,392	78,939
Intel Corp.	23,136	865,518
Lam Research Corp.	14,863	6,333,867
Lumentum Holdings, Inc.(a)	21,418	1,701,018
Marvell Technology, Inc.	50,752	2,209,235
Microchip Technology, Inc.	21,074	1,223,978
Micron Technology, Inc.	36,490	2,017,167
Microsoft Corp.	15,897	4,082,827
NetApp, Inc.	29,694	1,937,237
NortonLifeLock, Inc.	91,213	2,003,037
Oracle Corp.	18,151	1,268,210
Palo Alto Networks, Inc.(a)	4,376	2,161,481
Plantronics, Inc.(a)	8,584	340,613
PowerSchool Holdings, Inc., Class A(a)	8,275	99,714
Qorvo, Inc.(a)	18,388	1,734,356
Rambus, Inc.(a)	28,910	621,276
Salesforce, Inc.(a)	5,113	843,850
Samsara, Inc., Class A(a)	50,568	564,845
SMART Global Holdings, Inc.(a)	44,795	733,294
Splunk, Inc.(a)	2,368	209,473
Synaptics, Inc.(a)	28,415	3,354,391
Synopsys, Inc.(a)	14,195	4,311,022
Tenable Holdings, Inc.(a)	6,289	285,583
Teradyne, Inc.	43,571	3,901,783
Thoughtworks Holding, Inc.(a)	27,076	382,042
T-Mobile USA, Inc.(a)	297	39,958
Transphorm, Inc.(a)	25,726	98,016
Viavi Solutions, Inc.(a)	30,989	409,984
Visa, Inc., Class A	15,078	2,968,707
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
VMware, Inc., Class A	8,390	956,292
Western Digital Corp.(a)	62,511	2,802,368
Xperi Holding Corp.	88,916	1,283,058
Zendesk, Inc.(a)	6,466	478,937
Total		102,202,478
Total Common Stocks (Cost $91,878,405)		107,750,308

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(c),(d)	1,113,608	1,112,940
Total Money Market Funds (Cost $1,113,001)		1,112,940
Total Investments in Securities (Cost $92,991,406)		108,863,248
Other Assets & Liabilities, Net		(40,390)
Net Assets		$108,822,858

At June 30, 2022, securities and/or cash totaling $281,908 were pledged as collateral.
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	2,982,402	9,240,586	(11,110,042)	(6)	1,112,940	(30)	2,028	1,113,608
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Canada	539,837	—	—	539,837
Germany	—	142,572	—	142,572
Israel	392,552	—	—	392,552
Japan	—	2,343,085	—	2,343,085
Netherlands	1,339,819	—	—	1,339,819
Sweden	789,965	—	—	789,965
United States	102,202,478	—	—	102,202,478
Total Common Stocks	105,264,651	2,485,657	—	107,750,308
Money Market Funds	1,112,940	—	—	1,112,940
Total Investments in Securities	106,377,591	2,485,657	—	108,863,248
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $91,878,405)	$107,750,308
Affiliated issuers (cost $1,113,001)	1,112,940
Receivable for:
Capital shares sold	31,407
Dividends	57,453
Foreign tax reclaims	5,402
Expense reimbursement due from Investment Manager	586
Prepaid expenses	5,056
Total assets	108,963,152
Liabilities
Payable for:
Capital shares purchased	9,580
Management services fees	2,766
Distribution and/or service fees	454
Service fees	55,633
Compensation of board members	47,878
Compensation of chief compliance officer	12
Audit fees	13,915
Printing and Postage fees	7,070
Other expenses	2,986
Total liabilities	140,294
Net assets applicable to outstanding capital stock	$108,822,858
Represented by
Paid in capital	56,800,233
Total distributable earnings (loss)	52,022,625
Total - representing net assets applicable to outstanding capital stock	$108,822,858
Class 1
Net assets	$43,417,722
Shares outstanding	1,564,800
Net asset value per share	$27.75
Class 2
Net assets	$65,405,136
Shares outstanding	2,672,432
Net asset value per share	$24.47
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022	9

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$504,643
Dividends — affiliated issuers	2,028
Foreign taxes withheld	(9,850)
Total income	496,821
Expenses:
Management services fees	612,674
Distribution and/or service fees
Class 2	101,754
Service fees	122,446
Compensation of board members	5,690
Custodian fees	7,273
Printing and postage fees	2,446
Audit fees	15,415
Legal fees	5,907
Interest on interfund lending	20
Compensation of chief compliance officer	10
Other	4,211
Total expenses	877,846
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(114,963)
Total net expenses	762,883
Net investment loss	(266,062)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,080,077
Investments — affiliated issuers	(30)
Foreign currency translations	(453)
Options contracts written	18,480
Net realized gain	7,098,074
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(55,188,843)
Investments — affiliated issuers	(6)
Foreign currency translations	(167)
Net change in unrealized appreciation (depreciation)	(55,189,016)
Net realized and unrealized loss	(48,090,942)
Net decrease in net assets resulting from operations	$(48,357,004)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment loss	$(266,062)	$(273,156)
Net realized gain	7,098,074	30,061,713
Net change in unrealized appreciation (depreciation)	(55,189,016)	19,456,859
Net increase (decrease) in net assets resulting from operations	(48,357,004)	49,245,416
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(6,326,232)
Class 2	—	(10,678,214)
Total distributions to shareholders	—	(17,004,446)
Increase (decrease) in net assets from capital stock activity	(16,577,283)	5,738,398
Total increase (decrease) in net assets	(64,934,287)	37,979,368
Net assets at beginning of period	173,757,145	135,777,777
Net assets at end of period	$108,822,858	$173,757,145

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	5,524	158,075	6,303	224,752
Distributions reinvested	—	—	183,475	6,326,232
Redemptions	(113,900)	(3,895,217)	(374,568)	(13,228,843)
Net decrease	(108,376)	(3,737,142)	(184,790)	(6,677,859)
Class 2
Subscriptions	179,048	5,264,273	947,366	30,645,097
Distributions reinvested	—	—	350,335	10,678,214
Redemptions	(614,793)	(18,104,414)	(920,024)	(28,907,054)
Net increase (decrease)	(435,745)	(12,840,141)	377,677	12,416,257
Total net increase (decrease)	(544,121)	(16,577,283)	192,887	5,738,398
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$39.33	(0.04)	(11.54)	(11.58)	—	—	—
Year Ended 12/31/2021	$31.55	(0.01)	11.76	11.75	(0.15)	(3.82)	(3.97)
Year Ended 12/31/2020	$23.36	0.15	10.03	10.18	—	(1.99)	(1.99)
Year Ended 12/31/2019	$17.78	0.02	9.00	9.02	—	(3.44)	(3.44)
Year Ended 12/31/2018	$21.56	0.01	(1.47)	(1.46)	—	(2.32)	(2.32)
Year Ended 12/31/2017	$21.67	(0.03)	6.79	6.76	—	(6.87)	(6.87)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$34.73	(0.07)	(10.19)	(10.26)	—	—	—
Year Ended 12/31/2021	$28.26	(0.09)	10.48	10.39	(0.10)	(3.82)	(3.92)
Year Ended 12/31/2020	$21.12	0.08	9.00	9.08	—	(1.94)	(1.94)
Year Ended 12/31/2019	$16.33	(0.03)	8.20	8.17	—	(3.38)	(3.38)
Year Ended 12/31/2018	$19.99	(0.04)	(1.35)	(1.39)	—	(2.27)	(2.27)
Year Ended 12/31/2017	$20.50	(0.08)	6.38	6.30	—	(6.81)	(6.81)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$27.75	(29.44%)	1.16%(c),(d)	0.99%(c),(d)	(0.24%)(c)	4%	$43,418
Year Ended 12/31/2021	$39.33	39.03%	1.17%(d)	0.99%(d)	(0.04%)	35%	$65,802
Year Ended 12/31/2020	$31.55	46.18%	1.19%(d),(e)	0.98%(d),(e)	0.62%	46%	$58,611
Year Ended 12/31/2019	$23.36	55.31%	1.18%(d)	0.97%(d)	0.09%	56%	$44,565
Year Ended 12/31/2018	$17.78	(8.15%)	1.09%(d),(e)	1.03%(d),(e)	0.05%	44%	$32,129
Year Ended 12/31/2017	$21.56	35.21%	1.15%(e)	1.02%(e)	(0.16%)	60%	$38,879
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$24.47	(29.54%)	1.41%(c),(d)	1.24%(c),(d)	(0.50%)(c)	4%	$65,405
Year Ended 12/31/2021	$34.73	38.68%	1.42%(d)	1.24%(d)	(0.28%)	35%	$107,955
Year Ended 12/31/2020	$28.26	45.80%	1.44%(d),(e)	1.23%(d),(e)	0.37%	46%	$77,167
Year Ended 12/31/2019	$21.12	54.97%	1.43%(d)	1.21%(d)	(0.15%)	56%	$57,023
Year Ended 12/31/2018	$16.33	(8.45%)	1.33%(d),(e)	1.28%(d),(e)	(0.22%)	44%	$33,975
Year Ended 12/31/2017	$19.99	34.92%	1.40%(e)	1.27%(e)	(0.39%)	60%	$46,688
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022	13

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
14	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022	15

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund wrote option contracts to decrease the Fund’s exposure to equity market risk and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
16	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Options contracts written ($)
Equity risk	18,480
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average value ($)*
Options contracts — written	(2,122)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
18	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.755% as the Fund’s net assets increase. Effective July 1, 2022, the management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.705% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.915% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.18% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2022 through April 30, 2023	Prior to May 1, 2022
Class 1	0.98%	0.99%
Class 2	1.23	1.24
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
92,991,000	25,174,000	(9,302,000)	15,872,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,023,884 and $20,195,625, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
20	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	450,000	0.73	2
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
22	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At June 30, 2022, two unaffiliated shareholders of record owned 72.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022	23

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
24	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022	25

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but approximated the 60th percentile of the Fund’s peer universe. The Board also considered the benefits of the proposed additional breakpoints to the Fund’s current fee rate schedule (the Proposed Additional Breakpoints).
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
26	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  In this regard, the Board noted the Proposed Additional Breakpoints.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2022	27

Columbia Variable Portfolio – Seligman Global Technology Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7066_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Limited Duration Credit Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Limited Duration Credit Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio management
Tom Murphy, CFA
Lead Portfolio Manager
Managed Fund since 2010
Royce D. Wilson, CFA
Portfolio Manager
Managed Fund since 2012
John Dawson, CFA
Portfolio Manager
Managed Fund since 2020
Shannon Rinehart, CFA
Portfolio Manager
Managed Fund since February 2022
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-6.61	-7.25	1.33	1.65
Class 2	05/07/10	-6.74	-7.53	1.07	1.39
Bloomberg U.S. 1-5 Year Corporate Index		-5.60	-6.14	1.49	2.00
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years. .
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Corporate Bonds & Notes	86.4
Money Market Funds	8.6
U.S. Treasury Obligations	5.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2022)
AAA rating	5.4
AA rating	0.3
A rating	30.0
BBB rating	52.9
BB rating	11.3
Not rated	0.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	933.90	1,022.46	2.25	2.36	0.47
Class 2	1,000.00	1,000.00	932.60	1,021.22	3.45	3.61	0.72
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 86.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.9%
Boeing Co. (The)
02/01/2026	2.750%	23,500,000	21,819,212
02/04/2026	2.196%	10,256,000	9,255,775
Howmet Aerospace, Inc.
01/15/2029	3.000%	9,025,000	7,474,276
Total			38,549,263
Automotive 0.5%
General Motors Financial Co., Inc.
06/20/2025	2.750%	3,252,000	3,064,329
04/09/2027	5.000%	2,985,000	2,927,751
Total			5,992,080
Banking 21.2%
Bank of America Corp.(a)
07/22/2027	1.734%	21,485,000	19,148,146
12/20/2028	3.419%	50,475,000	47,015,177
Bank of Nova Scotia (The)
04/11/2025	3.450%	4,187,000	4,130,710
Citigroup, Inc.(a)
02/24/2028	3.070%	24,501,000	22,705,933
Goldman Sachs Group, Inc. (The)(a)
02/24/2028	2.640%	38,469,000	34,889,772
HSBC Holdings PLC(a)
11/22/2027	2.251%	25,853,000	23,034,453
JPMorgan Chase & Co.(a)
06/14/2030	4.565%	46,041,000	45,266,583
Morgan Stanley(a)
01/25/2024	0.529%	6,798,000	6,669,171
07/22/2025	2.720%	12,530,000	12,087,384
05/04/2027	1.593%	2,773,000	2,473,481
01/21/2028	2.475%	28,925,000	26,309,056
Wells Fargo & Co.(a)
04/30/2026	2.188%	8,270,000	7,752,777
06/17/2027	3.196%	8,718,000	8,263,842
06/02/2028	2.393%	20,367,000	18,252,597
Total			277,999,082
Building Materials 0.6%
Ferguson Finance PLC(b)
04/20/2027	4.250%	7,842,000	7,623,314
Cable and Satellite 2.7%
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	26,045,000	21,433,958
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sky PLC(b)
09/16/2024	3.750%	14,515,000	14,432,744
Total			35,866,702
Construction Machinery 1.3%
United Rentals North America, Inc.
11/15/2027	3.875%	6,255,000	5,815,749
01/15/2028	4.875%	11,980,000	11,342,951
Total			17,158,700
Diversified Manufacturing 1.3%
Carrier Global Corp.
02/15/2025	2.242%	12,400,000	11,780,874
General Electric Co.(c)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	5.159%	5,665,000	4,955,696
Honeywell International, Inc.
08/19/2022	0.483%	1,039,000	1,036,630
Total			17,773,200
Electric 16.4%
AEP Texas, Inc.
10/01/2022	2.400%	11,023,000	11,039,600
AES Corp. (The)
01/15/2026	1.375%	27,670,000	24,412,790
American Electric Power Co., Inc.
11/01/2025	1.000%	1,500,000	1,349,634
CenterPoint Energy, Inc.
09/01/2024	2.500%	5,660,000	5,472,433
CMS Energy Corp.
03/01/2024	3.875%	2,130,000	2,125,030
11/15/2025	3.600%	30,396,000	29,850,171
Dominion Energy, Inc.
03/15/2025	3.300%	1,000,000	979,839
DTE Energy Co.
03/15/2027	3.800%	6,879,000	6,646,398
Edison International
11/15/2024	3.550%	2,150,000	2,099,209
Emera U.S. Finance LP
06/15/2024	0.833%	2,962,000	2,764,550
Emera US Finance LP
06/15/2026	3.550%	22,710,000	21,752,376
Entergy Corp.
09/15/2025	0.900%	2,615,000	2,355,838
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eversource Energy
10/01/2024	2.900%	18,492,000	18,071,660
01/15/2025	3.150%	1,000,000	977,526
08/15/2025	0.800%	3,740,000	3,368,767
FirstEnergy Transmission LLC(b)
01/15/2025	4.350%	11,980,000	11,788,262
Georgia Power Co.
07/30/2023	2.100%	12,915,000	12,726,419
NextEra Energy Capital Holdings, Inc.
03/01/2023	0.650%	6,061,000	5,956,874
NextEra Energy Capital Holdings, Inc.(c)
SOFR + 0.400% 11/03/2023	1.910%	7,255,000	7,164,165
NextEra Energy Operating Partners LP(b)
07/15/2024	4.250%	9,550,000	9,145,925
NRG Energy, Inc.(b)
12/02/2027	2.450%	12,997,000	11,225,071
Pacific Gas and Electric Co.
07/01/2025	3.450%	4,185,000	3,930,629
06/15/2028	3.000%	10,915,000	9,444,587
Pinnacle West Capital Corp.
06/15/2025	1.300%	2,403,000	2,199,191
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	3,045,000	2,924,671
WEC Energy Group, Inc.
09/15/2023	0.550%	2,990,000	2,889,671
06/15/2025	3.550%	2,212,000	2,171,537
Total			214,832,823
Environmental 0.7%
GFL Environmental, Inc.(b)
08/01/2025	3.750%	9,950,000	9,225,310
Food and Beverage 4.4%
Bacardi Ltd.(b)
05/15/2028	4.700%	35,171,000	34,773,415
Constellation Brands, Inc.
05/09/2024	3.600%	6,897,000	6,866,401
Kraft Heinz Foods Co.
06/01/2026	3.000%	16,623,000	15,707,995
Total			57,347,811
Health Care 6.2%
Becton Dickinson and Co.
06/06/2024	3.363%	21,612,000	21,388,040
Cigna Corp.
10/15/2028	4.375%	19,575,000	19,396,122
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
02/01/2025	5.375%	15,170,000	15,140,826
06/15/2026	5.250%	8,500,000	8,440,314
HCA, Inc.(b)
03/15/2027	3.125%	2,933,000	2,680,799
Thermo Fisher Scientific, Inc.(c)
SOFR + 0.390% 10/18/2023	1.900%	14,166,000	14,001,829
Total			81,047,930
Healthcare Insurance 1.9%
Aetna, Inc.
11/15/2024	3.500%	2,425,000	2,398,739
Centene Corp.
12/15/2027	4.250%	4,407,000	4,115,086
07/15/2028	2.450%	22,050,000	18,393,029
Total			24,906,854
Independent Energy 0.5%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	6,365,000	5,962,206
Integrated Energy 0.8%
Cenovus Energy, Inc.
04/15/2027	4.250%	11,390,000	11,175,878
Life Insurance 5.5%
CoreBridge Financial, Inc.(b)
04/05/2027	3.650%	1,508,000	1,419,776
Five Corners Funding Trust(b)
11/15/2023	4.419%	15,160,000	15,219,902
MassMutual Global Funding II(b)
07/01/2022	2.250%	3,557,000	3,557,090
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	20,087,000	19,990,337
Principal Life Global Funding II(b)
11/21/2024	2.250%	17,640,000	16,901,195
08/16/2026	1.250%	15,227,000	13,462,019
Voya Financial, Inc.
06/15/2026	3.650%	2,245,000	2,181,131
Total			72,731,450
Media and Entertainment 4.2%
Magallanes, Inc.(b)
03/15/2029	4.054%	33,215,000	30,450,522
Netflix, Inc.(b)
11/15/2029	5.375%	16,705,000	15,789,556

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walt Disney Co. (The)
09/01/2022	1.650%	8,600,000	8,589,722
Total			54,829,800
Metals and Mining 0.3%
Alcoa Nederland Holding BV(b)
12/15/2027	5.500%	3,860,000	3,657,551
Freeport-McMoRan, Inc.
11/14/2024	4.550%	595,000	592,231
Total			4,249,782
Midstream 2.5%
Colorado Interstate Gas Co. LLC/Issuing Corp.(b)
08/15/2026	4.150%	2,955,000	2,923,097
Energy Transfer Partners LP
01/15/2026	4.750%	3,790,000	3,782,591
MPLX LP
12/01/2027	4.250%	3,880,000	3,737,805
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	16,055,000	15,768,191
Western Gas Partners LP
07/01/2026	4.650%	7,609,000	7,161,313
Total			33,372,997
Natural Gas 0.9%
NiSource, Inc.
09/01/2029	2.950%	12,870,000	11,416,074
Packaging 1.2%
Berry Global, Inc.
01/15/2026	1.570%	17,869,000	15,953,545
Retailers 0.2%
Lowe’s Companies, Inc.
09/15/2028	1.700%	3,560,000	3,034,764
Technology 4.1%
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,734,000	1,641,150
Microchip Technology, Inc.
09/01/2023	2.670%	12,140,000	11,936,425
02/15/2024	0.972%	6,364,000	6,046,638
09/01/2024	0.983%	11,387,000	10,618,044
NXP BV/Funding LLC/USA, Inc.
05/01/2025	2.700%	3,890,000	3,702,983
06/01/2027	4.400%	4,447,000	4,396,975
Oracle Corp.
03/25/2026	1.650%	10,637,000	9,527,430
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VeriSign, Inc.
04/01/2025	5.250%	5,935,000	5,967,486
Total			53,837,131
Tobacco 0.8%
BAT Capital Corp.
08/15/2027	3.557%	12,055,000	11,039,025
Wireless 5.6%
American Tower Corp.
01/15/2027	2.750%	5,049,000	4,614,133
03/15/2027	3.650%	11,961,000	11,380,612
Crown Castle International Corp.
03/15/2027	2.900%	14,140,000	13,083,728
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%	16,427,000	16,558,134
T-Mobile USA, Inc.
02/15/2026	2.250%	24,619,000	22,176,337
T-Mobile USA, Inc.(b)
02/15/2026	2.250%	5,799,000	5,238,702
Total			73,051,646
Total Corporate Bonds & Notes (Cost $1,198,252,679)			1,138,977,367

U.S. Treasury Obligations 5.0%

U.S. Treasury
07/31/2023	0.125%	6,500,000	6,305,508
12/15/2023	0.125%	12,000,000	11,513,906
02/15/2025	1.500%	13,101,400	12,590,650
06/15/2025	2.875%	23,672,800	23,580,328
10/31/2025	0.250%	12,325,000	11,230,194
Total U.S. Treasury Obligations (Cost $67,335,283)			65,220,586

Money Market Funds 8.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(d),(e)	113,650,155	113,581,964
Total Money Market Funds (Cost $113,590,082)		113,581,964
Total Investments in Securities (Cost: $1,379,178,044)		1,317,779,917
Other Assets & Liabilities, Net		(4,287,233)
Net Assets		1,313,492,684

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
At June 30, 2022, securities and/or cash totaling $2,660,079 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,037	09/2022	USD	217,786,204	—	(721,796)
U.S. Treasury 5-Year Note	250	09/2022	USD	28,062,500	113,050	—
Total					113,050	(721,796)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,427)	09/2022	USD	(169,144,094)	486,580	—
U.S. Treasury Ultra 10-Year Note	(23)	09/2022	USD	(2,929,625)	21,440	—
Total					508,020	—
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2022.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $246,062,721, which represents 18.73% of total net assets.
(c)	Variable rate security. The interest rate shown was the current rate as of June 30, 2022.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	23,477,596	1,066,852,999	(976,741,369)	(7,262)	113,581,964	(55,273)	262,269	113,650,155
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	1,138,977,367	—	1,138,977,367
U.S. Treasury Obligations	65,220,586	—	—	65,220,586
Money Market Funds	113,581,964	—	—	113,581,964
Total Investments in Securities	178,802,550	1,138,977,367	—	1,317,779,917
Investments in Derivatives
Asset
Futures Contracts	621,070	—	—	621,070
Liability
Futures Contracts	(721,796)	—	—	(721,796)
Total	178,701,824	1,138,977,367	—	1,317,679,191
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,265,587,962)	$1,204,197,953
Affiliated issuers (cost $113,590,082)	113,581,964
Margin deposits on:
Futures contracts	2,660,079
Receivable for:
Investments sold	21,374,197
Capital shares sold	34,926
Dividends	119,599
Interest	8,876,336
Variation margin for futures contracts	684,502
Expense reimbursement due from Investment Manager	1,431
Prepaid expenses	8,334
Total assets	1,351,539,321
Liabilities
Payable for:
Investments purchased	23,606,382
Capital shares purchased	12,763,884
Variation margin for futures contracts	1,479,844
Management services fees	17,312
Distribution and/or service fees	618
Service fees	13,341
Compensation of board members	136,216
Compensation of chief compliance officer	147
Other expenses	28,893
Total liabilities	38,046,637
Net assets applicable to outstanding capital stock	$1,313,492,684
Represented by
Paid in capital	1,372,482,754
Total distributable earnings (loss)	(58,990,070)
Total - representing net assets applicable to outstanding capital stock	$1,313,492,684
Class 1
Net assets	$1,223,134,815
Shares outstanding	133,103,896
Net asset value per share	$9.19
Class 2
Net assets	$90,357,869
Shares outstanding	9,891,677
Net asset value per share	$9.13
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022	11

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$262,269
Interest	12,152,852
Total income	12,415,121
Expenses:
Management services fees	2,564,156
Distribution and/or service fees
Class 2	110,829
Service fees	36,664
Compensation of board members	4,288
Custodian fees	3,931
Printing and postage fees	7,093
Audit fees	14,669
Legal fees	13,027
Compensation of chief compliance officer	119
Other	7,739
Total expenses	2,762,515
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(156,540)
Total net expenses	2,605,975
Net investment income	9,809,146
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(17,936,754)
Investments — affiliated issuers	(55,273)
Futures contracts	3,884,577
Net realized loss	(14,107,450)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(61,093,825)
Investments — affiliated issuers	(7,262)
Futures contracts	315,208
Net change in unrealized appreciation (depreciation)	(60,785,879)
Net realized and unrealized loss	(74,893,329)
Net decrease in net assets resulting from operations	$(65,084,183)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$9,809,146	$9,365,945
Net realized gain (loss)	(14,107,450)	13,449,724
Net change in unrealized appreciation (depreciation)	(60,785,879)	(28,413,610)
Net decrease in net assets resulting from operations	(65,084,183)	(5,597,941)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(12,952,166)
Class 2	—	(1,249,319)
Total distributions to shareholders	—	(14,201,485)
Increase in net assets from capital stock activity	479,661,467	166,992,501
Total increase in net assets	414,577,284	147,193,075
Net assets at beginning of period	898,915,400	751,722,325
Net assets at end of period	$1,313,492,684	$898,915,400

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	82,316,422	765,587,407	17,053,409	171,251,440
Distributions reinvested	—	—	1,304,347	12,952,166
Redemptions	(31,186,038)	(289,941,494)	(2,663,232)	(26,594,221)
Net increase	51,130,384	475,645,913	15,694,524	157,609,385
Class 2
Subscriptions	1,257,663	11,734,502	2,347,402	23,320,621
Distributions reinvested	—	—	126,194	1,249,319
Redemptions	(818,497)	(7,718,948)	(1,531,476)	(15,186,824)
Net increase	439,166	4,015,554	942,120	9,383,116
Total net increase	51,569,550	479,661,467	16,636,644	166,992,501
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$9.84	0.09	(0.74)	(0.65)	—	—
Year Ended 12/31/2021	$10.06	0.11	(0.17)	(0.06)	(0.16)	(0.16)
Year Ended 12/31/2020	$9.76	0.19	0.38	0.57	(0.27)	(0.27)
Year Ended 12/31/2019	$9.28	0.25	0.46	0.71	(0.23)	(0.23)
Year Ended 12/31/2018	$9.44	0.21	(0.19)	0.02	(0.18)	(0.18)
Year Ended 12/31/2017	$9.47	0.17	0.02	0.19	(0.22)	(0.22)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$9.79	0.07	(0.73)	(0.66)	—	—
Year Ended 12/31/2021	$10.01	0.08	(0.16)	(0.08)	(0.14)	(0.14)
Year Ended 12/31/2020	$9.72	0.16	0.38	0.54	(0.25)	(0.25)
Year Ended 12/31/2019	$9.24	0.22	0.47	0.69	(0.21)	(0.21)
Year Ended 12/31/2018	$9.40	0.19	(0.19)	0.00(d)	(0.16)	(0.16)
Year Ended 12/31/2017	$9.43	0.15	0.02	0.17	(0.20)	(0.20)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$9.19	(6.61%)	0.50%(c)	0.47%(c)	1.87%(c)	53%	$1,223,135
Year Ended 12/31/2021	$9.84	(0.59%)	0.50%	0.48%	1.08%	88%	$806,365
Year Ended 12/31/2020	$10.06	5.90%	0.50%	0.49%	1.92%	92%	$666,530
Year Ended 12/31/2019	$9.76	7.69%	0.50%	0.49%	2.58%	110%	$684,486
Year Ended 12/31/2018	$9.28	0.24%	0.50%	0.50%	2.30%	62%	$707,421
Year Ended 12/31/2017	$9.44	2.05%	0.53%	0.53%	1.79%	104%	$773,190
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$9.13	(6.74%)	0.74%(c)	0.72%(c)	1.48%(c)	53%	$90,358
Year Ended 12/31/2021	$9.79	(0.84%)	0.75%	0.73%	0.83%	88%	$92,550
Year Ended 12/31/2020	$10.01	5.57%	0.75%	0.74%	1.63%	92%	$85,193
Year Ended 12/31/2019	$9.72	7.47%	0.75%	0.74%	2.32%	110%	$54,988
Year Ended 12/31/2018	$9.24	(0.02%)	0.75%	0.75%	2.06%	62%	$46,253
Year Ended 12/31/2017	$9.40	1.80%	0.78%	0.78%	1.55%	104%	$40,342
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022	15

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
16	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	621,070*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	721,796*

18	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	3,884,577
Total	3,884,577

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	315,208
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	179,295,571
Futures contracts — short	132,176,703

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.33% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.48% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
20	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2022 through April 30, 2023	Prior to May 1, 2022
Class 1	0.45%	0.48%
Class 2	0.70	0.73
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,379,178,000	657,000	(62,156,000)	(61,499,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(2,350,051)	—	(2,350,051)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $959,991,009 and $545,179,560, respectively, for the six months ended June 30, 2022, of which $36,631,458 and $44,109,819, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
22	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 99.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently
24	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022	25

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
26	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022	27

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
28	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2022	29

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Columbia Variable Portfolio – Limited Duration Credit Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7015_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Emerging Markets Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Emerging Markets Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio management
Adrian Hilton
Lead Portfolio Manager
Managed Fund since 2020
Christopher Cooke
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	04/30/12	-19.17	-20.07	-1.57	1.54
Class 2	04/30/12	-19.19	-20.20	-1.82	1.30
JPMorgan Emerging Markets Bond Index-Global		-18.83	-19.25	-1.00	2.05
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The JPMorgan Emerging Markets Bond Index-Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at June 30, 2022)
AA rating	9.0
A rating	7.3
BBB rating	28.5
BB rating	29.6
B rating	15.9
CCC rating	4.1
CC rating	0.1
C rating	0.1
Not rated	5.4
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.
Country breakdown (%) (at June 30, 2022)
Angola	1.8
Argentina	1.3
Bahrain	1.6
Belarus	0.1
Brazil	3.5
Canada	0.4
Chile	0.3
China	1.8
Colombia	4.3
Croatia	0.6
Dominican Republic	4.0
Ecuador	1.5
Egypt	2.4
El Salvador	0.1
Country breakdown (%) (at June 30, 2022)
Ghana	0.5
Guatemala	1.3
Hong Kong	1.7
India	1.7
Indonesia	7.4
Ireland	0.2
Isle of Man	0.2
Ivory Coast	1.5
Jersey	1.4
Kazakhstan	2.1
Malaysia	0.5
Mexico	10.1
Netherlands	0.5
Oman	1.1
Pakistan	0.6
Panama	1.9
Paraguay	1.7
Peru	0.3
Philippines	1.5
Qatar	5.7
Romania	1.9
Russian Federation	0.4
Saudi Arabia	4.4
South Africa	2.6
Turkey	3.9
Ukraine	0.9
United Arab Emirates	3.5
United Kingdom	0.6
United States(a)	12.7
Venezuela	0.3
Virgin Islands	3.2
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	808.30	1,021.08	3.36	3.76	0.75
Class 2	1,000.00	1,000.00	808.10	1,019.84	4.48	5.01	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes(a) 10.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.5%
Hidrovias International Finance Sarl(b)
02/08/2031	4.950%	2,472,000	1,912,710
02/08/2031	4.950%	200,000	154,750
Total			2,067,460
Colombia 0.8%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%	535,000	508,094
Millicom International Cellular SA(b)
01/15/2028	5.125%	1,440,000	1,223,319
03/25/2029	6.250%	1,080,000	939,567
03/25/2029	6.250%	810,000	704,675
Total			3,375,655
Guatemala 0.5%
Energuate Trust(b)
05/03/2027	5.875%	1,650,000	1,562,825
05/03/2027	5.875%	650,000	615,658
Total			2,178,483
Hong Kong 1.7%
Lenovo Group Ltd.(b)
04/24/2025	5.875%	4,600,000	4,736,947
Xiaomi Best Time International Ltd.(b)
07/14/2031	2.875%	2,800,000	2,181,472
Total			6,918,419
India 0.7%
Adani Ports & Special Economic Zone Ltd.(b)
08/04/2027	4.200%	2,900,000	2,692,547
Ireland 0.2%
Phosagro OAO Via Phosagro Bond Funding DAC(b)
09/16/2028	2.600%	2,128,000	638,400
Isle of Man 0.1%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	735,000	610,131
Jersey 1.4%
Galaxy Pipeline Assets Bidco Ltd.(b)
03/31/2036	2.625%	2,600,000	2,106,832
09/30/2040	2.940%	4,126,962	3,370,390
Total			5,477,222
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.1%
America Movil SAB de CV
12/05/2022	6.450%	MXN	10,860,000	532,923
Netherlands 0.1%
Mong Duong Finance Holdings BV(b)
05/07/2029	5.125%		430,000	347,428
Philippines 0.8%
SMC Global Power Holdings Corp.(b),(c)
12/31/2049	5.700%		900,000	840,993
12/31/2049	5.950%		2,500,000	2,382,292
Total				3,223,285
United Kingdom 0.6%
Tullow Oil PLC(b)
03/01/2025	7.000%		2,900,000	2,402,217
Virgin Islands 3.2%
Gold Fields Orogen Holdings BVI Ltd.(b)
05/15/2029	6.125%		2,900,000	2,915,360
JGSH Philippines Ltd.(b)
07/09/2030	4.125%		8,700,000	7,983,464
Studio City Finance Ltd.(b)
01/15/2029	5.000%		3,880,000	1,951,595
Total				12,850,419
Total Corporate Bonds & Notes (Cost $49,209,925)				43,314,589

Foreign Government Obligations(a),(d) 75.4%

Angola 1.8%
Angolan Government International Bond(b)
11/26/2029	8.000%		3,800,000	3,014,497
11/26/2029	8.000%		1,846,000	1,464,411
04/14/2032	8.750%		1,847,000	1,477,654
05/08/2048	9.375%		1,900,000	1,382,532
Total				7,339,094
Argentina 1.3%
Argentine Republic Government International Bond(c)
07/09/2035	1.125%		23,600,000	5,211,263
07/09/2046	1.125%		720,000	163,819
Total				5,375,082
Bahrain 1.5%
Bahrain Government International Bond(b)
05/18/2034	5.625%		3,480,000	2,847,008
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CBB International Sukuk Programme Co. WLL(b)
05/18/2029	3.875%	3,867,000	3,389,396
Total			6,236,404
Belarus 0.1%
Republic of Belarus International Bond(b)
02/28/2023	6.875%	700,000	125,810
02/28/2030	6.200%	750,000	107,038
Total			232,848
Brazil 3.0%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%	180,000	176,612
Brazilian Government International Bond
06/12/2030	3.875%	12,000,000	10,070,241
01/07/2041	5.625%	446,000	358,439
01/27/2045	5.000%	1,900,000	1,360,702
Total			11,965,994
Canada 0.4%
MEGlobal Canada ULC(b)
05/18/2025	5.000%	1,600,000	1,614,067
Chile 0.3%
Chile Government International Bond
01/25/2050	3.500%	1,750,000	1,346,577
China 1.7%
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%	1,300,000	1,288,393
Syngenta Finance NV(b)
04/24/2028	5.182%	5,800,000	5,748,669
Total			7,037,062
Colombia 3.4%
Colombia Government International Bond
01/30/2030	3.000%	9,800,000	7,462,730
04/15/2031	3.125%	6,640,000	4,921,587
04/22/2032	3.250%	2,098,000	1,520,975
Total			13,905,292
Croatia 0.5%
Croatia Government International Bond(b)
01/26/2024	6.000%	861,000	888,004
Hrvatska Elektroprivreda(b)
10/23/2022	5.875%	710,000	707,830
10/23/2022	5.875%	600,000	598,167
Total			2,194,001
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 4.0%
Dominican Republic International Bond(b)
01/25/2027	5.950%		4,035,000	3,870,176
02/22/2029	5.500%		2,000,000	1,743,768
01/30/2030	4.500%		4,845,000	3,887,765
09/23/2032	4.875%		1,650,000	1,269,626
04/30/2044	7.450%		2,286,000	1,960,763
01/27/2045	6.850%		271,000	216,370
06/05/2049	6.400%		2,500,000	1,861,560
01/30/2060	5.875%		1,650,000	1,128,095
Total				15,938,123
Ecuador 1.5%
Ecuador Government International Bond(b),(c)
07/31/2030	5.000%		4,550,000	3,005,995
07/31/2035	1.000%		4,200,000	2,090,808
07/31/2040	0.500%		2,342,250	1,005,763
Total				6,102,566
Egypt 2.4%
Egypt Government International Bond(b)
04/16/2030	5.625%	EUR	1,580,000	1,029,489
04/11/2031	6.375%	EUR	2,500,000	1,650,467
05/29/2032	7.625%		2,585,000	1,685,173
09/30/2033	7.300%		5,000,000	3,198,207
02/21/2048	7.903%		2,100,000	1,199,423
03/01/2049	8.700%		1,550,000	924,340
Total				9,687,099
El Salvador 0.1%
El Salvador Government International Bond(b)
01/18/2027	6.375%		1,000,000	336,893
Ghana 0.5%
Ghana Government International Bond(b)
03/26/2051	8.950%		4,300,000	2,029,201
Guatemala 0.7%
Guatemala Government Bond(b)
10/07/2033	3.700%		1,109,000	858,941
06/01/2050	6.125%		2,350,000	1,976,884
Total				2,835,825
India 1.0%
Export-Import Bank of India(b)
01/15/2030	3.250%		4,800,000	4,179,804
Indonesia 7.3%
Indonesia Government International Bond
09/18/2029	3.400%		1,900,000	1,763,554
10/30/2049	3.700%		3,800,000	3,048,267
03/31/2052	4.300%		751,000	654,707

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia Government International Bond(b)
01/15/2045	5.125%		3,000,000	2,861,195
Indonesia Treasury Bond
04/15/2032	6.375%	IDR	67,700,000,000	4,288,900
Perusahaan Penerbit SBSN Indonesia III(b)
06/23/2025	2.300%		1,455,000	1,386,044
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b)
06/30/2050	4.000%		700,000	488,299
PT Indonesia Asahan Aluminium Persero(b)
05/15/2030	5.450%		6,000,000	5,635,287
11/15/2048	6.757%		6,250,000	5,668,284
PT Perusahaan Listrik Negara(b)
07/17/2049	4.875%		2,100,000	1,639,874
PT Saka Energi Indonesia(b)
05/05/2024	4.450%		2,202,000	2,017,801
Total				29,452,212
Ivory Coast 1.5%
Ivory Coast Government International Bond(b)
07/23/2024	5.375%		300,000	279,058
10/17/2031	5.875%	EUR	4,300,000	3,523,248
06/15/2033	6.125%		3,000,000	2,347,852
Total				6,150,158
Kazakhstan 2.1%
Kazakhstan Government International Bond(b)
07/21/2045	6.500%		300,000	301,193
KazMunayGas National Co. JSC(b)
04/19/2027	4.750%		5,550,000	4,941,511
04/24/2030	5.375%		2,300,000	2,035,939
04/19/2047	5.750%		1,573,000	1,209,435
Total				8,488,078
Malaysia 0.5%
Petronas Capital Ltd.(b)
04/21/2030	3.500%		2,055,000	1,937,350
Mexico 9.8%
Comision Federal de Electricidad(b)
07/26/2033	3.875%		4,325,000	3,278,484
Mexican Bonos
05/31/2029	8.500%	MXN	15,000,000	724,811
Mexico Government International Bond
04/16/2030	3.250%		6,950,000	6,110,893
01/15/2047	4.350%		2,300,000	1,752,006
02/10/2048	4.600%		2,000,000	1,582,670
Petroleos Mexicanos(b)
09/12/2024	7.190%	MXN	600,000	27,263
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petroleos Mexicanos
11/12/2026	7.470%	MXN	4,700,000	201,584
01/28/2031	5.950%		8,700,000	6,331,131
02/16/2032	6.700%		15,320,000	11,680,340
01/23/2045	6.375%		7,700,000	4,713,120
09/21/2047	6.750%		2,893,000	1,790,051
01/23/2050	7.690%		2,029,000	1,360,806
Total				39,553,159
Netherlands 0.4%
Syngenta Finance NV(b)
04/24/2023	4.441%		1,750,000	1,755,151
Oman 1.1%
Oman Government International Bond(b)
01/25/2031	6.250%		1,846,000	1,781,074
01/17/2048	6.750%		3,200,000	2,757,707
Total				4,538,781
Pakistan 0.5%
Pakistan Government International Bond(b)
09/30/2025	8.250%		529,000	378,239
12/05/2027	6.875%		1,400,000	942,166
04/08/2031	7.375%		1,395,000	876,286
Total				2,196,691
Panama 1.9%
Panama Government International Bond
03/16/2025	3.750%		950,000	939,082
09/29/2032	2.252%		2,800,000	2,189,332
01/19/2033	3.298%		2,978,000	2,551,781
01/19/2063	4.500%		2,435,000	1,887,086
Total				7,567,281
Paraguay 1.6%
Paraguay Government International Bond(b)
06/28/2033	3.849%		4,560,000	3,721,593
08/11/2044	6.100%		2,700,000	2,347,415
03/30/2050	5.400%		675,000	522,523
Total				6,591,531
Peru 0.3%
Peruvian Government International Bond
01/15/2034	3.000%		1,519,000	1,246,449
Philippines 0.7%
Philippine Government International Bond
07/06/2046	3.200%		3,540,000	2,644,312
Qatar 5.6%
Ooredoo International Finance Ltd.(b)
04/08/2031	2.625%		1,367,000	1,189,411

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar Government International Bond(b)
04/23/2028	4.500%	200,000	207,342
03/14/2029	4.000%	7,350,000	7,421,234
04/16/2030	3.750%	4,600,000	4,563,541
04/23/2048	5.103%	2,000,000	2,088,659
03/14/2049	4.817%	3,490,000	3,511,626
04/16/2050	4.400%	600,000	571,647
Qatar Petroleum(b)
07/12/2031	2.250%	3,738,000	3,195,186
Total			22,748,646
Romania 1.9%
Romanian Government International Bond(b)
02/27/2027	3.000%	3,116,000	2,752,912
11/25/2027	5.250%	3,284,000	3,135,267
02/14/2051	4.000%	2,480,000	1,612,514
Total			7,500,693
Russian Federation 0.4%
Gazprom PJSC via Gaz Finance PLC(b)
02/25/2030	3.250%	2,254,000	619,621
Russian Foreign Bond - Eurobond(b),(e),(f),(g),(h)
05/27/2026	0.000%	1,600,000	280,439
03/21/2029	0.000%	2,200,000	384,364
03/28/2035	0.000%	1,200,000	216,502
06/23/2047	0.000%	1,200,000	171,409
Total			1,672,335
Saudi Arabia 4.4%
KSA Sukuk Ltd.(b)
10/29/2029	2.969%	1,750,000	1,632,418
SA Global Sukuk Ltd.(b)
06/17/2031	2.694%	4,000,000	3,512,693
Saudi Government International Bond(b)
04/17/2049	5.000%	500,000	490,272
01/21/2055	3.750%	5,400,000	4,416,526
01/21/2055	3.750%	5,150,000	4,212,057
02/02/2061	3.450%	4,500,000	3,370,270
Total			17,634,236
South Africa 2.6%
Eskom Holdings SOC Ltd.(b)
02/11/2025	7.125%	3,100,000	2,616,126
Republic of South Africa Government International Bond
09/30/2029	4.850%	1,760,000	1,503,763
09/30/2049	5.750%	5,700,000	3,893,479
04/20/2052	7.300%	2,854,000	2,289,345
Total			10,302,713
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 3.9%
Turkey Government International Bond
03/22/2024	5.750%	1,200,000	1,115,510
04/14/2026	4.250%	3,300,000	2,651,314
02/17/2028	5.125%	11,000,000	8,386,753
04/26/2029	7.625%	3,800,000	3,197,558
05/11/2047	5.750%	500,000	307,728
Total			15,658,863
Ukraine 0.9%
Ukraine Government International Bond(b)
09/01/2026	7.750%	9,400,000	2,419,862
05/21/2029	6.876%	5,109,000	1,246,500
Total			3,666,362
United Arab Emirates 3.5%
Abu Dhabi Government International Bond(b)
09/30/2029	2.500%	1,600,000	1,472,016
09/30/2049	3.125%	3,000,000	2,330,791
04/16/2050	3.875%	490,000	435,236
Abu Dhabi Ports Co. PJSC(b)
05/06/2031	2.500%	2,500,000	2,137,720
DP World Crescent Ltd.(b)
09/26/2028	4.848%	1,250,000	1,248,014
DP World PLC(b)
07/02/2037	6.850%	5,900,000	6,369,727
Total			13,993,504
Venezuela 0.3%
Petroleos de Venezuela SA(b),(g)
05/16/2024	0.000%	12,559,928	649,440
Venezuela Government International Bond(b),(g)
10/13/2024	0.000%	4,300,000	405,452
Total			1,054,892
Total Foreign Government Obligations (Cost $407,049,208)			304,709,329

Money Market Funds 12.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(i),(j)	50,586,305	50,555,953
Total Money Market Funds (Cost $50,567,054)		50,555,953
Total Investments in Securities (Cost $506,826,187)		398,579,871
Other Assets & Liabilities, Net		5,567,321
Net Assets		$404,147,192

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
30,000,000 MXN	1,485,633 USD	Goldman Sachs International	08/08/2022	3,323	—
7,500,000 EUR	7,921,995 USD	UBS	08/08/2022	43,810	—
Total				47,133	—
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $233,658,199, which represents 57.82% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2022.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2022, the total value of these securities amounted to $1,052,714, which represents 0.26% of total net assets.
(f)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At June 30, 2022, the total market value of these securities amounted to $1,052,714, which represents 0.26% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Russian Foreign Bond - Eurobond	03/19/2020	1,600,000	1,620,214	280,439
Russian Foreign Bond - Eurobond	06/23/2020	2,200,000	2,452,600	384,364
Russian Foreign Bond - Eurobond	08/10/2020-02/18/2021	1,200,000	1,439,861	216,502
Russian Foreign Bond - Eurobond	02/12/2020	1,200,000	1,532,986	171,409
			7,045,661	1,052,714

(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2022, the total value of these securities amounted to $2,107,606, which represents 0.52% of total net assets.
(h)	Valuation based on significant unobservable inputs.
(i)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	49,304,728	58,355,135	(57,096,354)	(7,556)	50,555,953	(11,148)	116,562	50,586,305
Currency Legend
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	43,314,589	—	43,314,589
Foreign Government Obligations	—	303,656,615	1,052,714	304,709,329
Money Market Funds	50,555,953	—	—	50,555,953
Total Investments in Securities	50,555,953	346,971,204	1,052,714	398,579,871
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	47,133	—	47,133
Total	50,555,953	347,018,337	1,052,714	398,627,004
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022	11

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $456,259,133)	$348,023,918
Affiliated issuers (cost $50,567,054)	50,555,953
Foreign currency (cost $15)	11
Unrealized appreciation on forward foreign currency exchange contracts	47,133
Receivable for:
Capital shares sold	16,146
Dividends	42,961
Interest	6,496,878
Foreign tax reclaims	19,424
Prepaid expenses	6,423
Total assets	405,208,847
Liabilities
Payable for:
Investments purchased	809,121
Capital shares purchased	98,643
Management services fees	6,586
Distribution and/or service fees	1,357
Service fees	64,816
Compensation of board members	54,880
Compensation of chief compliance officer	45
Other expenses	26,207
Total liabilities	1,061,655
Net assets applicable to outstanding capital stock	$404,147,192
Represented by
Paid in capital	536,548,612
Total distributable earnings (loss)	(132,401,420)
Total - representing net assets applicable to outstanding capital stock	$404,147,192
Class 1
Net assets	$204,484,732
Shares outstanding	27,592,614
Net asset value per share	$7.41
Class 2
Net assets	$199,662,460
Shares outstanding	26,961,165
Net asset value per share	$7.41
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$116,562
Interest	10,721,894
Interfund lending	175
Foreign taxes withheld	(33,052)
Total income	10,805,579
Expenses:
Management services fees	1,351,380
Distribution and/or service fees
Class 2	279,189
Service fees	282,082
Compensation of board members	6,971
Custodian fees	15,137
Printing and postage fees	7,070
Audit fees	15,785
Legal fees	7,504
Compensation of chief compliance officer	31
Other	5,219
Total expenses	1,970,368
Net investment income	8,835,211
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9,621,620)
Investments — affiliated issuers	(11,148)
Foreign currency translations	(76,683)
Forward foreign currency exchange contracts	461,730
Futures contracts	433,633
Net realized loss	(8,814,088)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(97,245,158)
Investments — affiliated issuers	(7,556)
Foreign currency translations	(11,922)
Forward foreign currency exchange contracts	100,433
Futures contracts	279,526
Foreign capital gains tax	1
Net change in unrealized appreciation (depreciation)	(96,884,676)
Net realized and unrealized loss	(105,698,764)
Net decrease in net assets resulting from operations	$(96,863,553)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022	13

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$8,835,211	$17,632,396
Net realized gain (loss)	(8,814,088)	3,276,739
Net change in unrealized appreciation (depreciation)	(96,884,676)	(31,869,701)
Net decrease in net assets resulting from operations	(96,863,553)	(10,960,566)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(4,801,592)	(9,225,316)
Class 2	(4,374,191)	(9,066,729)
Total distributions to shareholders	(9,175,783)	(18,292,045)
Increase in net assets from capital stock activity	10,686,651	50,006,632
Total increase (decrease) in net assets	(95,352,685)	20,754,021
Net assets at beginning of period	499,499,877	478,745,856
Net assets at end of period	$404,147,192	$499,499,877

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,966,936	16,597,076	6,237,833	59,984,146
Distributions reinvested	606,391	4,801,592	976,525	9,225,316
Redemptions	(1,542,232)	(12,311,993)	(4,485,763)	(43,450,596)
Net increase	1,031,095	9,086,675	2,728,595	25,758,866
Class 2
Subscriptions	883,637	7,403,476	2,474,868	23,735,038
Distributions reinvested	553,089	4,374,191	959,918	9,066,729
Redemptions	(1,237,636)	(10,177,691)	(888,694)	(8,554,001)
Net increase	199,090	1,599,976	2,546,092	24,247,766
Total net increase	1,230,185	10,686,651	5,274,687	50,006,632
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022

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Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$9.37	0.17	(1.96)	(1.79)	(0.17)	(0.17)
Year Ended 12/31/2021	$9.97	0.37	(0.59)	(0.22)	(0.38)	(0.38)
Year Ended 12/31/2020	$9.62	0.37	0.31	0.68	(0.33)	(0.33)
Year Ended 12/31/2019	$9.01	0.50	0.60	1.10	(0.49)	(0.49)
Year Ended 12/31/2018	$10.15	0.53	(1.23)	(0.70)	(0.44)	(0.44)
Year Ended 12/31/2017	$9.50	0.59	0.52	1.11	(0.46)	(0.46)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$9.36	0.16	(1.95)	(1.79)	(0.16)	(0.16)
Year Ended 12/31/2021	$9.96	0.34	(0.59)	(0.25)	(0.35)	(0.35)
Year Ended 12/31/2020	$9.61	0.35	0.31	0.66	(0.31)	(0.31)
Year Ended 12/31/2019	$9.00	0.47	0.61	1.08	(0.47)	(0.47)
Year Ended 12/31/2018	$10.15	0.51	(1.25)	(0.74)	(0.41)	(0.41)
Year Ended 12/31/2017	$9.49	0.57	0.52	1.09	(0.43)	(0.43)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$7.41	(19.17%)	0.75%(c)	0.75%(c)	4.05%(c)	10%	$204,485
Year Ended 12/31/2021	$9.37	(2.20%)	0.76%	0.76%	3.81%	41%	$248,905
Year Ended 12/31/2020	$9.97	7.43%	0.75%(d)	0.75%(d)	4.01%	114%	$237,553
Year Ended 12/31/2019	$9.62	12.35%	0.76%	0.76%	5.21%	137%	$117,692
Year Ended 12/31/2018	$9.01	(7.04%)	0.76%(d)	0.76%(d)	5.53%	64%	$103,590
Year Ended 12/31/2017	$10.15	11.85%	0.75%	0.75%	5.88%	42%	$110,275
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$7.41	(19.19%)	1.00%(c)	1.00%(c)	3.80%(c)	10%	$199,662
Year Ended 12/31/2021	$9.36	(2.45%)	1.01%	1.01%	3.56%	41%	$250,595
Year Ended 12/31/2020	$9.96	7.16%	1.00%(d)	1.00%(d)	3.76%	114%	$241,193
Year Ended 12/31/2019	$9.61	12.09%	1.01%	1.01%	4.94%	137%	$203,064
Year Ended 12/31/2018	$9.00	(7.38%)	1.02%(d)	1.02%(d)	5.32%	64%	$121,570
Year Ended 12/31/2017	$10.15	11.69%	1.01%	1.01%	5.70%	42%	$94,637
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022	17

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
18	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
20	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	47,133
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	461,730	—	461,730
Interest rate risk	—	433,633	433,633
Total	461,730	433,633	895,363

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	100,433	—	100,433
Interest rate risk	—	279,526	279,526
Total	100,433	279,526	379,959
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	4,152,799

Derivative instrument	Average unrealized appreciation ($)**	Average unrealized depreciation ($)**
Forward foreign currency exchange contracts	23,567	(104,571)

*	Based on the ending daily outstanding amounts for the six months ended June 30, 2022.
**	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2022:
	Goldman Sachs International ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	3,323	43,810	47,133
Total financial and derivative net assets	3,323	43,810	47,133
Total collateral received (pledged) (a)	-	-	-
Net amount (b)	3,323	43,810	47,133

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
22	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.600% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.600% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or other inter-company arrangements, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered, as appropriate, with respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.13% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
24	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2023
Class 1	0.80%
Class 2	1.05
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
506,826,000	140,000	(108,339,000)	(108,199,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(4,526,990)	(11,440,173)	(15,967,163)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $49,662,306 and $38,573,113, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,700,000	0.86	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
26	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Latin America Region. The Fund is particularly susceptible to risks related to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Latin America region. These include risks of elevated and volatile interest, inflation and unemployment rates. Currency devaluations, exchange rate volatility and relatively high dependence upon commodities and international trade may also present additional risks for the Fund. Latin American economies may be susceptible to adverse government regulatory and economic intervention and controls, limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities, inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
28	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At June 30, 2022, two unaffiliated shareholders of record owned 59.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 38.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022	29

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Emerging Markets Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
30	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022	31

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had
32	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2022	33

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Columbia Variable Portfolio – Emerging Markets Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7006_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Balanced Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Balanced Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Balanced Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks maximum total investment return through a combination of capital growth and current income.
Portfolio management
Guy Pope, CFA
Lead Portfolio Manager
Managed Fund since 2011
Jason Callan
Portfolio Manager
Managed Fund since 2018
Gregory Liechty
Portfolio Manager
Managed Fund since 2011
Ronald Stahl, CFA
Portfolio Manager
Managed Fund since 2011
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	06/25/14	-15.67	-11.89	7.09	8.92
Class 2*	06/25/14	-15.78	-12.12	6.83	8.67
Class 3	04/30/86	-15.71	-12.01	6.95	8.79
Blended Benchmark		-16.11	-10.24	7.37	8.50
S&P 500 Index		-19.96	-10.62	11.31	12.96
Bloomberg U.S. Aggregate Bond Index		-10.35	-10.29	0.88	1.54
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Bond Index.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Asset-Backed Securities — Non-Agency	7.0
Commercial Mortgage-Backed Securities - Non-Agency	6.1
Common Stocks	53.9
Convertible Bonds	0.0(a)
Corporate Bonds & Notes	7.7
Exchange-Traded Equity Funds	0.8
Foreign Government Obligations	0.0(a)
Money Market Funds	5.8
Residential Mortgage-Backed Securities - Agency	7.1
Residential Mortgage-Backed Securities - Non-Agency	11.3
Senior Loans	0.0(a)
U.S. Treasury Obligations	0.3
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	843.30	1,021.08	3.43	3.76	0.75
Class 2	1,000.00	1,000.00	842.20	1,019.79	4.61	5.06	1.01
Class 3	1,000.00	1,000.00	842.90	1,020.43	4.02	4.41	0.88
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a)
Subordinated Series 2022-1A Class C
04/20/2029	5.480%	1,650,000	1,635,897
ALM Ltd.(a),(b)
Series 2022-20A Class A2
3-month Term SOFR + 2.000% Floor 2.000% 07/15/2037	3.035%	1,300,000	1,222,089
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	2,875,000	2,836,526
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	1,300,000	1,275,203
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	600,000	559,869
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month USD LIBOR + 1.650% Floor 1.650% 04/17/2034	2.694%	1,925,000	1,823,706
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	2.213%	900,000	872,393
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	685,700	632,856
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	4.046%	475,000	432,350
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	2.494%	550,000	525,069
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	325,000	305,416
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-7A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 01/22/2035	2.016%	2,425,000	2,264,800
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	2.744%	3,450,000	3,314,995
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.000% Floor 1.000% 04/20/2034	2.063%	1,025,000	986,151
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% Floor 1.140% 01/20/2031	2.203%	1,850,000	1,810,362
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month USD LIBOR + 2.800% 04/30/2031	4.086%	500,000	459,013
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	2.513%	3,425,000	3,309,810
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	275,000	257,179
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	754,208	715,574
Crossroads Asset Trust(a)
Subordinated Series 2021-A Class B
06/20/2025	1.120%	175,000	169,706
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	225,000	222,260
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	3,410,000	3,163,689
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	2.064%	1,300,000	1,275,673
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	2.014%	2,100,000	2,052,139
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	2.594%	950,000	909,089
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	1,600,000	1,590,269
Series 2020-2A Class D
03/16/2026	4.730%	125,000	125,360
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	1,400,000	1,366,018
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	975,000	935,193
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	1,425,000	1,409,877
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	1,100,000	1,085,535
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	350,000	351,927
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	600,000	583,040
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	1,225,000	1,173,335
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	3,960,000	3,722,048
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	257,763	254,923
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	800,000	759,933
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	100,000	97,839
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	1,500,000	1,470,989
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/20/2034	2.163%	1,425,000	1,378,207
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	220,136	217,218
Series 2019-AA Class A
07/25/2033	2.340%	506,181	497,097
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	2.513%	4,075,000	3,978,712
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2020-REV1 Class B
10/15/2028	4.494%	1,575,000	1,558,352
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	504,553	489,348
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	2.194%	475,000	464,353
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	2.646%	3,600,000	3,430,350
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2031	2.144%	2,150,000	2,102,829
MVW Owner Trust(a)
Series 2016-1A Class A
12/20/2033	2.250%	95,630	95,343
Series 2017-1A Class A
12/20/2034	2.420%	454,364	445,834
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	720,000	715,456
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.850% Floor 1.650% 10/20/2030	2.713%	3,525,000	3,371,952
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 10/22/2036	2.286%	1,375,000	1,331,128
Series 2021-8A Class A
3-month USD LIBOR + 1.190% Floor 1.190% 01/18/2034	2.234%	650,000	632,704
Pagaya AI Debt Selection Trust(a)
Series 2021-5 Class A
08/15/2029	1.530%	1,435,058	1,389,172

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	675,000	616,681
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month USD LIBOR + 0.450% Floor 1.450% 10/15/2030	1.494%	1,900,000	1,807,875
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	983,214	936,106
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	200,000	185,359
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	175,000	164,067
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	925,000	910,252
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	6,541,000	6,342,271
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	1,275,000	1,229,347
Series 2020-1A Class C
08/21/2028	2.600%	800,000	741,562
Sierra Timeshare Receivables Funding LLC(a)
Series 2018-2A Class A
06/20/2035	3.500%	153,111	153,273
Series 2018-3A Class A
09/20/2035	3.690%	104,725	103,518
Theorem Funding Trust(a)
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	700,000	643,365
United Auto Credit Securitization Trust(a)
Series 2020-1 Class D
02/10/2025	2.880%	946,040	946,338
Upstart Pass-Through Trust(a)
Series 2021-ST10 Class A
01/20/2030	2.250%	2,826,618	2,733,616
Series 2021-ST2 Class A
04/20/2027	2.500%	190,420	182,827
Series 2021-ST7 Class A
09/20/2029	1.850%	684,264	649,855
Series 2021-ST9 Class A
11/20/2029	1.700%	354,805	327,793
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	434,385	426,453
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	425,000	406,931
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	425,000	404,078
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	244,879	242,074
Total Asset-Backed Securities — Non-Agency (Cost $93,486,022)			90,209,796

Commercial Mortgage-Backed Securities - Non-Agency 6.5%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	1,275,000	1,243,037
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	1,123,568	1,122,212
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,242,820	1,230,831
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,148,743	1,137,099
Series 2015-SFR2 Class A
10/17/2052	3.732%	684,806	673,885
AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	500,000	475,470
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.450% Floor 1.450% 05/15/2035	2.774%	2,625,000	2,536,791
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	2.574%	1,150,000	1,089,704
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	2.824%	625,000	589,109
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	1,325,000	1,274,527
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	2.574%	2,375,000	2,290,582

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	2.574%	977,500	948,178
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month USD LIBOR + 1.298% Floor 1.298% 10/15/2036	2.623%	2,175,000	2,010,701
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	2.911%	699,000	662,306
Subordinated Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	3.211%	622,000	576,910
CIM Retail Portfolio Trust(a),(b)
Series 2021-RETL Class D
1-month USD LIBOR + 3.050% Floor 3.050% 08/15/2036	4.374%	2,868,750	2,757,368
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	3.349%	1,900,000	1,766,897
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class D
02/10/2037	3.754%	475,000	437,799
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	525,000	424,180
CSAIL Commercial Mortgage Trust
Series 2019-C16 Class A3
06/15/2052	3.329%	3,675,000	3,427,280
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	4.174%	298,165	285,615
Series 2021-ESH Class F
1-month USD LIBOR + 3.700% Floor 3.700% 07/15/2038	4.575%	298,165	286,262
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	675,000	624,390
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	2,975,000	2,719,917
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	625,000	591,219
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month USD LIBOR + 2.100% Floor 2.100% 10/15/2036	3.424%	825,000	769,356
Home Partners of America Trust(a)
Series 2019-2 Class D
10/19/2039	3.121%	1,048,582	931,514
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	6,381,664	5,746,039
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	1.254%	1,847,376	1,820,251
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	2.623%	3,041,174	3,000,925
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2021-2NU Class B
01/05/2040	2.146%	600,000	507,258
Subordinated Series 2021-2NU Class C
01/05/2040	2.146%	250,000	208,183
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month USD LIBOR + 1.250% Floor 1.250% 12/15/2037	2.574%	375,000	355,219
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class D
1-month USD LIBOR + 1.400% Floor 1.400% 03/15/2038	2.724%	688,079	653,517
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 Class A3
05/15/2049	3.058%	945,096	906,216
Series 2017-C34 Class A3
11/15/2052	3.276%	2,250,000	2,134,022
Morgan Stanley Capital I Trust
Series 2015-UBS8 Class A3
12/15/2048	3.540%	1,721,472	1,678,245
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	1,175,000	1,071,118

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2036	3.524%	1,100,000	1,069,249
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2036	4.074%	425,000	410,843
Progress Residential Trust(a)
Series 2019-SFR3 Class C
09/17/2036	2.721%	750,000	722,882
Series 2019-SFR3 Class D
09/17/2036	2.871%	1,125,000	1,081,377
Series 2019-SFR4 Class C
10/17/2036	3.036%	2,850,000	2,789,769
Series 2020-SFR1 Class C
04/17/2037	2.183%	325,000	306,343
Series 2020-SFR1 Class D
04/17/2037	2.383%	675,000	630,459
Series 2020-SFR2 Class A
06/17/2037	2.078%	425,000	402,068
Series 2022-SFR5 Class A
06/17/2039	4.451%	2,025,000	2,024,418
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	100,000	95,819
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	125,000	118,281
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	1,830,000	1,577,823
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.961%	1,100,000	1,082,807
SFO Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-555 Class E
1-month USD LIBOR + 2.900% Floor 2.900% 05/15/2038	4.224%	475,000	440,479
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	2.829%	4,725,000	4,605,298
STAR Trust(a),(b)
Series 2022-SFR3 Class A
1-month Term SOFR + 1.650% Floor 1.650% 05/17/2024	3.159%	2,641,885	2,641,882
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2024	3.459%	1,900,000	1,894,007
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	650,000	596,697
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	1,075,000	915,490
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	841,544	841,004
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	1,067,263	1,038,706
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090%, Cap 4.500% 02/15/2037	3.613%	500,000	475,767
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	2.524%	750,000	720,861
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	4.824%	625,000	594,981
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	842,807	841,012
Series 2012-C9 Class ASB
11/15/2045	2.445%	4	4
Series 2013-C15 Class A3
08/15/2046	3.881%	544,405	541,205
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $84,569,531)			79,423,663

Common Stocks 57.4%
Issuer	Shares	Value ($)
Communication Services 7.1%
Entertainment 1.4%
Endeavor Group Holdings, Inc., Class A(d)	128,939	2,650,986
Take-Two Interactive Software, Inc.(d)	75,210	9,215,481
Walt Disney Co. (The)(d)	54,826	5,175,574
Total		17,042,041

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Interactive Media & Services 3.7%
Alphabet, Inc., Class A(d)	8,191	17,850,319
Alphabet, Inc., Class C(d)	8,349	18,263,020
Meta Platforms, Inc., Class A(d)	50,041	8,069,111
Snap, Inc., Class A(d)	76,890	1,009,566
Total		45,192,016
Media 1.0%
Comcast Corp., Class A	289,944	11,377,403
Wireless Telecommunication Services 1.0%
T-Mobile USA, Inc.(d)	93,524	12,582,719
Total Communication Services		86,194,179
Consumer Discretionary 4.0%
Automobiles 0.4%
Tesla Motors, Inc.(d)	7,549	5,083,648
Hotels, Restaurants & Leisure 0.6%
Chipotle Mexican Grill, Inc.(d)	2,135	2,791,000
McDonald’s Corp.	18,015	4,447,543
Total		7,238,543
Internet & Direct Marketing Retail 2.3%
Amazon.com, Inc.(d)	263,180	27,952,348
Specialty Retail 0.2%
Lowe’s Companies, Inc.	16,741	2,924,150
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc.	152,782	4,662,906
Under Armour, Inc., Class A(d)	123,605	1,029,630
Total		5,692,536
Total Consumer Discretionary		48,891,225
Consumer Staples 3.8%
Beverages 0.5%
Monster Beverage Corp.(d)	61,852	5,733,680
Food & Staples Retailing 2.3%
Sysco Corp.	146,127	12,378,418
Walmart, Inc.	124,620	15,151,300
Total		27,529,718
Food Products 0.9%
Mondelez International, Inc., Class A	185,719	11,531,293
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.1%
Coty, Inc., Class A(d)	218,090	1,746,901
Total Consumer Staples		46,541,592
Energy 2.6%
Oil, Gas & Consumable Fuels 2.6%
Canadian Natural Resources Ltd.	135,288	7,262,260
Chevron Corp.	106,155	15,369,121
EOG Resources, Inc.	76,018	8,395,428
Total		31,026,809
Total Energy		31,026,809
Financials 6.0%
Banks 2.6%
Bank of America Corp.	378,900	11,795,157
JPMorgan Chase & Co.	64,531	7,266,836
Wells Fargo & Co.	329,571	12,909,296
Total		31,971,289
Capital Markets 1.5%
BlackRock, Inc.	6,831	4,160,352
MSCI, Inc.	10,202	4,204,755
State Street Corp.	159,848	9,854,629
Total		18,219,736
Consumer Finance 0.1%
American Express Co.	5,193	719,854
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B(d)	74,009	20,205,937
Insurance 0.1%
Aon PLC, Class A	6,446	1,738,357
Total Financials		72,855,173
Health Care 9.4%
Biotechnology 1.7%
BioMarin Pharmaceutical, Inc.(d)	65,465	5,425,084
Horizon Therapeutics PLC(d)	38,443	3,066,214
Vertex Pharmaceuticals, Inc.(d)	41,020	11,559,026
Total		20,050,324

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	89,737	9,749,925
Baxter International, Inc.	63,620	4,086,313
Boston Scientific Corp.(d)	127,970	4,769,442
Medtronic PLC	0	0
Total		18,605,680
Health Care Providers & Services 1.9%
CVS Health Corp.	128,626	11,918,485
Elevance Health, Inc.	22,245	10,734,992
Total		22,653,477
Life Sciences Tools & Services 0.7%
IQVIA Holdings, Inc.(d)	21,054	4,568,507
Thermo Fisher Scientific, Inc.	8,182	4,445,117
Total		9,013,624
Pharmaceuticals 3.6%
Eli Lilly & Co.	51,554	16,715,353
Johnson & Johnson	153,972	27,331,570
Total		44,046,923
Total Health Care		114,370,028
Industrials 4.7%
Aerospace & Defense 2.2%
Raytheon Technologies Corp.	277,632	26,683,211
Airlines 0.7%
Southwest Airlines Co.(d)	229,941	8,305,469
Industrial Conglomerates 0.5%
Honeywell International, Inc.	35,534	6,176,165
Road & Rail 1.3%
Uber Technologies, Inc.(d)	421,479	8,623,460
Union Pacific Corp.	33,243	7,090,067
Total		15,713,527
Total Industrials		56,878,372
Information Technology 15.3%
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.	54,373	6,152,305
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 3.1%
Fidelity National Information Services, Inc.	57,107	5,234,999
Global Payments, Inc.	41,250	4,563,900
International Business Machines Corp.	39,971	5,643,505
MasterCard, Inc., Class A	39,471	12,452,311
PayPal Holdings, Inc.(d)	36,624	2,557,820
Visa, Inc., Class A	36,784	7,242,402
Total		37,694,937
Semiconductors & Semiconductor Equipment 1.4%
Advanced Micro Devices, Inc.(d)	41,701	3,188,876
GlobalFoundries, Inc.(d)	32,983	1,330,534
Lam Research Corp.	10,573	4,505,684
Marvell Technology, Inc.	28,238	1,229,200
Micron Technology, Inc.	25,868	1,429,983
NVIDIA Corp.	35,042	5,312,017
Total		16,996,294
Software 7.1%
Adobe, Inc.(d)	30,544	11,180,937
Intuit, Inc.	29,743	11,464,142
Microsoft Corp.	190,537	48,935,618
Palo Alto Networks, Inc.(d)	18,323	9,050,462
Salesforce, Inc.(d)	32,395	5,346,471
Total		85,977,630
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	289,491	39,579,209
Total Information Technology		186,400,375
Materials 1.9%
Chemicals 1.7%
Corteva, Inc.	106,198	5,749,560
Ecolab, Inc.	27,657	4,252,540
International Flavors & Fragrances, Inc.	62,997	7,504,202
Nutrien Ltd.	42,955	3,423,084
Total		20,929,386
Metals & Mining 0.2%
Newmont Corp.	40,225	2,400,226
Total Materials		23,329,612

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.9%
Equity Real Estate Investment Trusts (REITS) 0.9%
American Tower Corp.	43,905	11,221,679
Total Real Estate		11,221,679
Utilities 1.7%
Electric Utilities 1.0%
American Electric Power Co., Inc.	119,896	11,502,822
Multi-Utilities 0.7%
Public Service Enterprise Group, Inc.	140,220	8,873,122
Total Utilities		20,375,944
Total Common Stocks (Cost $621,209,427)		698,084,988

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	69,000	46,610
Total Convertible Bonds (Cost $65,460)			46,610

Corporate Bonds & Notes 8.2%

Aerospace & Defense 0.3%
BAE Systems PLC(a)
04/15/2030	3.400%	1,200,000	1,097,317
Boeing Co. (The)
05/01/2040	5.705%	1,500,000	1,401,360
Bombardier, Inc.(a)
04/15/2027	7.875%	45,000	37,454
Lockheed Martin Corp.
06/15/2050	2.800%	270,000	201,715
Northrop Grumman Corp.
02/15/2031	7.750%	375,000	451,566
TransDigm, Inc.(a)
12/15/2025	8.000%	90,000	91,171
03/15/2026	6.250%	161,000	155,575
TransDigm, Inc.
11/15/2027	5.500%	57,000	48,538
05/01/2029	4.875%	41,000	33,329
Total			3,518,025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	29,000	24,615
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	128,934	118,788
04/20/2029	5.750%	36,290	30,984
Delta Air Lines, Inc.
01/15/2026	7.375%	29,000	28,960
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	64,253	57,578
United Airlines, Inc.(a)
04/15/2026	4.375%	38,000	33,703
04/15/2029	4.625%	40,000	33,920
Total			328,548
Automotive 0.1%
Ford Motor Co.
02/12/2032	3.250%	31,000	23,172
Ford Motor Credit Co. LLC
11/13/2025	3.375%	65,000	58,521
01/09/2027	4.271%	55,000	49,264
05/28/2027	4.950%	55,000	51,043
08/17/2027	4.125%	45,000	39,621
02/16/2028	2.900%	25,000	20,159
11/13/2030	4.000%	31,000	25,133
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	21,000	17,504
IAA Spinco, Inc.(a)
06/15/2027	5.500%	112,500	104,765
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%	42,827	36,712
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	124,000	116,680
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	15,000	14,457
05/15/2027	8.500%	55,000	53,202
Tenneco, Inc.(a)
01/15/2029	7.875%	48,000	46,490
Total			656,723
Banking 1.9%
Bank of America Corp.(f)
04/23/2040	4.078%	4,325,000	3,801,474
Citigroup, Inc.(f)
01/25/2033	3.057%	1,325,000	1,125,457
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	1,510,000	1,513,197

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Bank
09/13/2028	4.650%	925,000	889,656
Goldman Sachs Group, Inc. (The)(f)
02/24/2033	3.102%	3,200,000	2,736,520
HSBC Holdings PLC(f)
05/24/2032	2.804%	2,000,000	1,641,953
JPMorgan Chase & Co.(f)
Subordinated
05/13/2031	2.956%	4,275,000	3,699,514
Morgan Stanley(f)
01/22/2031	2.699%	3,200,000	2,774,206
PNC Financial Services Group, Inc. (The)(f)
Subordinated
06/06/2033	4.626%	1,100,000	1,063,545
State Street Corp.
Subordinated
03/03/2031	2.200%	1,461,000	1,192,360
Wells Fargo & Co.(f)
04/30/2041	3.068%	3,375,000	2,630,449
Total			23,068,331
Brokerage/Asset Managers/Exchanges 0.0%
Hightower Holding LLC(a)
04/15/2029	6.750%	45,000	33,878
NFP Corp.(a)
08/15/2028	4.875%	46,000	39,435
08/15/2028	6.875%	135,000	112,264
Total			185,577
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	37,000	31,928
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	51,000	46,409
05/15/2029	4.125%	29,000	23,817
Interface, Inc.(a)
12/01/2028	5.500%	23,000	19,668
James Hardie International Finance DAC(a)
01/15/2028	5.000%	37,000	33,330
SRS Distribution, Inc.(a)
07/01/2028	4.625%	23,000	20,089
07/01/2029	6.125%	43,000	33,887
12/01/2029	6.000%	53,000	41,575
White Cap Buyer LLC(a)
10/15/2028	6.875%	61,000	48,869
Total			299,572
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	68,000	64,165
02/01/2028	5.000%	24,000	22,068
03/01/2030	4.750%	103,000	88,097
08/15/2030	4.500%	105,000	87,749
02/01/2031	4.250%	33,000	27,099
02/01/2032	4.750%	43,000	35,403
Comcast Corp.
08/15/2035	4.400%	450,000	436,525
CSC Holdings LLC(a)
02/01/2028	5.375%	40,000	34,960
02/01/2029	6.500%	57,000	51,850
01/15/2030	5.750%	54,000	39,286
12/01/2030	4.125%	65,000	50,664
02/15/2031	3.375%	36,000	26,714
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	52,000	44,363
DISH DBS Corp.
03/15/2023	5.000%	4,000	3,832
07/01/2026	7.750%	14,000	10,866
06/01/2029	5.125%	50,000	30,384
DISH DBS Corp.(a)
12/01/2028	5.750%	78,000	57,730
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	49,000	42,317
09/15/2028	6.500%	74,000	57,256
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	32,000	28,610
07/01/2029	5.500%	36,000	33,032
Time Warner Cable LLC
05/01/2037	6.550%	1,300,000	1,301,700
Videotron Ltd.(a)
06/15/2029	3.625%	31,000	25,590
Virgin Media Finance PLC(a)
07/15/2030	5.000%	74,000	58,644
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	51,000	45,694
08/15/2030	4.500%	31,000	25,671
VZ Secured Financing BV(a)
01/15/2032	5.000%	79,000	65,570
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	58,000	45,494
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	53,000	47,243
Ziggo BV(a)
01/15/2030	4.875%	50,000	42,385
Total			2,930,961

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.1%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	36,000	29,404
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	89,000	79,410
Dow Chemical Co. (The)
10/01/2034	4.250%	800,000	758,312
Element Solutions, Inc.(a)
09/01/2028	3.875%	60,000	49,618
HB Fuller Co.
10/15/2028	4.250%	79,000	66,369
Herens Holdco Sarl(a)
05/15/2028	4.750%	40,000	33,356
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	25,000	21,000
Ingevity Corp.(a)
11/01/2028	3.875%	31,000	25,959
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	44,000	40,092
Iris Holdings, Inc.(a),(e)
02/15/2026	8.750%	22,000	18,037
LYB International Finance BV
03/15/2044	4.875%	350,000	315,867
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	73,000	57,253
SPCM SA(a)
03/15/2027	3.125%	21,000	17,720
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	33,000	26,368
WR Grace Holdings LLC(a)
10/01/2024	5.625%	22,000	21,545
06/15/2027	4.875%	67,000	58,294
08/15/2029	5.625%	107,000	78,943
Total			1,697,547
Construction Machinery 0.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	17,000	13,739
Herc Holdings, Inc.(a)
07/15/2027	5.500%	37,000	33,864
United Rentals North America, Inc.
01/15/2030	5.250%	32,000	29,701
Total			77,304
Consumer Cyclical Services 0.0%
APX Group, Inc.(a)
07/15/2029	5.750%	6,000	4,658
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arches Buyer, Inc.(a)
06/01/2028	4.250%	47,000	38,358
12/01/2028	6.125%	76,000	62,035
Match Group, Inc.(a)
02/15/2029	5.625%	31,000	28,981
Staples, Inc.(a)
04/15/2026	7.500%	49,000	40,633
04/15/2027	10.750%	5,000	3,310
Uber Technologies, Inc.(a)
05/15/2025	7.500%	56,000	55,832
01/15/2028	6.250%	39,000	36,056
08/15/2029	4.500%	88,000	72,391
Total			342,254
Consumer Products 0.0%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	60,000	53,264
Mattel, Inc.(a)
04/01/2026	3.375%	18,000	16,531
04/01/2029	3.750%	67,000	60,264
Prestige Brands, Inc.(a)
01/15/2028	5.125%	64,000	59,546
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%	21,000	15,951
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	33,000	24,739
Total			230,295
Diversified Manufacturing 0.3%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	26,000	23,162
Carrier Global Corp.
04/05/2040	3.377%	1,900,000	1,492,232
Gates Global LLC/Co.(a)
01/15/2026	6.250%	103,000	95,754
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,050,000	982,728
Honeywell International, Inc.
06/01/2050	2.800%	300,000	231,617
Madison IAQ LLC(a)
06/30/2028	4.125%	32,000	26,510
06/30/2029	5.875%	33,000	25,170
Resideo Funding, Inc.(a)
09/01/2029	4.000%	86,000	67,158
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	12,000	11,549
Vertical Holdco GmbH(a)
07/15/2028	7.625%	28,000	25,128

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	34,000	30,364
Welbilt, Inc.
02/15/2024	9.500%	14,000	14,013
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	43,000	42,900
06/15/2028	7.250%	42,000	41,527
Total			3,109,812
Electric 0.8%
Berkshire Hathaway Energy Co.
10/15/2050	4.250%	348,000	317,842
Calpine Corp.(a)
02/15/2028	4.500%	29,000	26,395
03/15/2028	5.125%	27,000	23,944
CenterPoint Energy, Inc.
06/01/2031	2.650%	900,000	767,533
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	77,000	69,720
02/15/2031	3.750%	75,000	60,820
01/15/2032	3.750%	16,000	12,654
CMS Energy Corp.
03/01/2044	4.875%	262,000	249,611
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	550,000	505,563
Dominion Energy, Inc.
08/15/2031	2.250%	875,000	720,470
Emera US Finance LP
06/15/2046	4.750%	1,150,000	1,014,316
Eversource Energy
03/01/2032	3.375%	525,000	471,599
Exelon Corp.(a)
03/15/2052	4.100%	1,000,000	857,941
Indiana Michigan Power Co.
03/15/2037	6.050%	600,000	658,189
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	13,000	10,516
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	16,000	15,323
09/15/2027	4.500%	48,000	44,456
NRG Energy, Inc.(a)
02/15/2029	3.375%	28,000	22,629
06/15/2029	5.250%	24,000	21,441
02/15/2031	3.625%	42,000	33,051
02/15/2032	3.875%	75,000	59,542
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	1,000,000	938,588
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PG&E Corp.
07/01/2028	5.000%	15,000	12,893
07/01/2030	5.250%	33,000	27,129
Progress Energy, Inc.
03/01/2031	7.750%	850,000	993,051
Southern Co. (The)
07/01/2046	4.400%	925,000	806,447
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	28,000	23,995
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	10,000	9,436
02/15/2027	5.625%	55,000	51,712
07/31/2027	5.000%	61,000	55,292
05/01/2029	4.375%	31,000	26,042
WEC Energy Group, Inc.
10/15/2027	1.375%	300,000	259,855
Xcel Energy, Inc.
06/01/2030	3.400%	900,000	827,772
Total			9,995,767
Environmental 0.0%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	51,000	48,695
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	81,000	71,844
Total			120,539
Finance Companies 0.0%
Navient Corp.
01/25/2023	5.500%	60,000	59,575
06/25/2025	6.750%	31,000	28,340
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	45,000	40,330
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	55,000	41,392
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	92,000	65,639
Springleaf Finance Corp.
03/15/2024	6.125%	34,000	32,478
Total			267,754
Food and Beverage 0.4%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	1,650,000	1,572,558
Bacardi Ltd.(a)
05/15/2038	5.150%	1,300,000	1,233,689
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	43,000	42,890

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	81,000	70,871
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	30,000	24,604
Kraft Heinz Foods Co.
06/01/2046	4.375%	1,799,000	1,498,690
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	36,000	31,319
01/31/2032	4.375%	35,000	30,436
Mondelez International, Inc.
09/04/2050	2.625%	465,000	315,360
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	78,000	65,072
03/01/2032	3.500%	87,000	68,205
Post Holdings, Inc.(a)
03/01/2027	5.750%	28,000	27,128
01/15/2028	5.625%	24,000	22,777
04/15/2030	4.625%	52,000	43,870
09/15/2031	4.500%	36,000	29,557
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	97,000	79,190
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	23,000	19,439
US Foods, Inc.(a)
04/15/2025	6.250%	8,000	7,977
02/15/2029	4.750%	45,000	39,321
06/01/2030	4.625%	27,000	23,019
Total			5,245,972
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	39,000	35,301
Boyd Gaming Corp.(a)
06/15/2031	4.750%	41,000	34,696
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	105,000	81,943
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	50,000	47,916
07/01/2025	6.250%	49,000	47,226
07/01/2027	8.125%	42,000	40,499
International Game Technology PLC(a)
02/15/2025	6.500%	16,000	15,905
04/15/2026	4.125%	19,000	17,243
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	41,000	33,477
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	68,000	57,832
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	15,000	13,730
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	26,000	25,292
Total			451,060
Health Care 0.4%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	60,000	56,133
04/15/2029	5.000%	44,000	39,754
AdaptHealth LLC(a)
03/01/2030	5.125%	97,000	81,552
Avantor Funding, Inc.(a)
07/15/2028	4.625%	45,000	41,200
11/01/2029	3.875%	71,000	62,119
Becton Dickinson and Co.
12/15/2044	4.685%	1,175,000	1,088,515
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	12,000	9,878
04/01/2030	3.500%	21,000	17,234
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	52,000	50,698
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	25,000	22,482
03/15/2029	3.750%	19,000	16,489
03/15/2031	4.000%	6,000	5,138
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	25,000	22,765
03/15/2027	5.625%	12,000	10,156
04/15/2029	6.875%	38,000	24,326
05/15/2030	5.250%	69,000	52,667
Cigna Corp.
07/15/2046	4.800%	475,000	452,449
CVS Health Corp.
03/25/2048	5.050%	1,125,000	1,076,348
HCA, Inc.(a)
03/15/2052	4.625%	1,500,000	1,200,065
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	9,000	7,672
10/01/2029	5.250%	16,000	13,299
Owens & Minor, Inc.(a)
04/01/2030	6.625%	45,000	41,035
Select Medical Corp.(a)
08/15/2026	6.250%	104,000	97,294
Tenet Healthcare Corp.
07/15/2024	4.625%	15,000	14,412
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	56,000	51,757
11/01/2027	5.125%	37,000	33,429
06/15/2028	4.625%	11,000	9,601
10/01/2028	6.125%	51,000	43,885

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/2029	4.250%	8,000	6,760
01/15/2030	4.375%	22,000	18,691
06/15/2030	6.125%	27,000	25,310
Total			4,693,113
Healthcare Insurance 0.2%
Anthem, Inc.
03/01/2028	4.101%	235,000	232,506
Centene Corp.
12/15/2029	4.625%	75,000	69,937
02/15/2030	3.375%	28,000	23,746
10/15/2030	3.000%	33,000	27,352
08/01/2031	2.625%	24,000	19,260
UnitedHealth Group, Inc.
05/15/2062	4.950%	1,723,000	1,746,110
Total			2,118,911
Home Construction 0.0%
Meritage Homes Corp.
06/01/2025	6.000%	46,000	44,862
Meritage Homes Corp.(a)
04/15/2029	3.875%	43,000	35,668
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	27,000	21,746
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	10,000	9,238
08/01/2030	5.125%	32,000	26,563
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	36,000	35,875
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	28,000	27,309
Total			201,261
Independent Energy 0.1%
Apache Corp.
09/01/2040	5.100%	28,000	23,648
02/01/2042	5.250%	16,000	13,320
04/15/2043	4.750%	38,000	29,698
01/15/2044	4.250%	21,000	15,659
Callon Petroleum Co.
07/01/2026	6.375%	92,000	84,723
Callon Petroleum Co.(a)
06/15/2030	7.500%	18,000	16,634
CNX Resources Corp.(a)
03/14/2027	7.250%	54,000	52,994
01/15/2029	6.000%	28,000	26,040
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	47,000	41,176
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comstock Resources, Inc.(a)
03/01/2029	6.750%	22,000	19,755
01/15/2030	5.875%	22,000	19,033
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	51,000	48,302
05/01/2029	5.000%	42,000	37,698
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	21,000	21,127
01/30/2028	5.750%	55,000	52,388
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	65,000	60,449
02/01/2029	5.750%	11,000	9,601
04/15/2030	6.000%	21,000	18,490
04/15/2032	6.250%	19,000	16,611
Matador Resources Co.
09/15/2026	5.875%	67,000	64,559
Occidental Petroleum Corp.
09/01/2030	6.625%	225,000	231,799
01/01/2031	6.125%	62,000	62,908
09/15/2036	6.450%	129,000	134,367
SM Energy Co.
09/15/2026	6.750%	75,000	70,768
Southwestern Energy Co.
02/01/2032	4.750%	88,000	75,275
Total			1,247,022
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	710,000	540,029
Leisure 0.1%
Carnival Corp.(a)
03/01/2026	7.625%	38,000	29,664
03/01/2027	5.750%	118,000	85,242
08/01/2028	4.000%	54,000	44,297
05/01/2029	6.000%	43,000	30,108
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	23,000	22,360
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	45,000	42,890
Cinemark USA, Inc.(a)
05/01/2025	8.750%	15,000	15,220
03/15/2026	5.875%	36,000	32,137
07/15/2028	5.250%	21,000	16,858
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	44,000	41,833
05/15/2027	6.500%	33,000	32,453
10/15/2027	4.750%	29,000	25,805

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCL Corp., Ltd.(a)
03/15/2026	5.875%	24,000	18,829
02/15/2029	7.750%	7,000	5,325
NCL Finance Ltd.(a)
03/15/2028	6.125%	12,000	8,731
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	21,000	20,847
07/01/2026	4.250%	62,000	44,033
08/31/2026	5.500%	34,000	24,989
07/15/2027	5.375%	18,000	13,074
04/01/2028	5.500%	39,000	27,103
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	33,000	21,007
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	52,000	49,548
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	48,000	48,717
Total			701,070
Life Insurance 0.4%
CoreBridge Financial, Inc.(a)
04/05/2052	4.400%	1,350,000	1,126,481
Five Corners Funding Trust II(a)
05/15/2030	2.850%	1,450,000	1,263,377
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	350,000	348,316
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	460,000	447,341
Voya Financial, Inc.
06/15/2046	4.800%	1,128,000	1,036,447
Total			4,221,962
Media and Entertainment 0.2%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	27,000	24,980
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	49,000	35,654
06/01/2029	7.500%	67,000	48,408
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	88,000	74,311
iHeartCommunications, Inc.
05/01/2026	6.375%	6,440	5,967
05/01/2027	8.375%	99,366	79,404
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	27,000	23,109
01/15/2028	4.750%	49,000	40,375
Magallanes, Inc.(a)
03/15/2062	5.391%	2,091,000	1,753,643
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.
04/15/2028	4.875%	30,000	28,324
11/15/2028	5.875%	57,000	55,799
05/15/2029	6.375%	99,000	99,789
Netflix, Inc.(a)
06/15/2030	4.875%	36,000	33,039
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	45,000	39,362
03/15/2030	4.625%	31,000	24,881
Roblox Corp.(a)
05/01/2030	3.875%	53,000	42,944
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	7,000	5,809
01/15/2031	5.375%	15,000	11,976
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	11,000	9,630
Univision Communications, Inc.(a)
05/01/2029	4.500%	25,000	21,603
06/30/2030	7.375%	7,000	6,842
Total			2,465,849
Metals and Mining 0.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%	32,000	25,868
10/01/2031	5.125%	46,000	36,070
Constellium NV(a)
02/15/2026	5.875%	35,000	32,699
Constellium SE(a)
06/15/2028	5.625%	86,000	77,826
04/15/2029	3.750%	145,000	115,495
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	125,000	104,625
04/01/2029	6.125%	42,000	34,057
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	27,000	22,602
06/01/2031	4.500%	75,000	57,426
Novelis Corp.(a)
11/15/2026	3.250%	28,000	23,738
01/30/2030	4.750%	73,000	60,705
08/15/2031	3.875%	26,000	20,027
Total			611,138
Midstream 0.5%
Cheniere Energy Partners LP
10/01/2029	4.500%	19,000	16,975
03/01/2031	4.000%	37,000	31,544
Cheniere Energy Partners LP(a)
01/31/2032	3.250%	64,000	50,448

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	19

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cheniere Energy, Inc.
10/15/2028	4.625%	51,000	46,140
CNX Midstream Partners LP(a)
04/15/2030	4.750%	35,000	29,350
DCP Midstream Operating LP
07/15/2027	5.625%	29,000	28,123
05/15/2029	5.125%	41,000	36,911
04/01/2044	5.600%	15,000	12,137
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	31,000	28,855
DT Midstream, Inc.(a)
06/15/2029	4.125%	32,000	27,210
06/15/2031	4.375%	36,000	30,094
Energy Transfer Partners LP
02/01/2042	6.500%	500,000	501,299
EQM Midstream Partners LP
08/01/2024	4.000%	23,000	21,619
EQM Midstream Partners LP(a)
07/01/2025	6.000%	56,000	53,861
06/01/2027	7.500%	14,000	13,487
07/01/2027	6.500%	33,000	30,697
06/01/2030	7.500%	17,000	16,351
01/15/2031	4.750%	105,000	83,757
Hess Midstream Operations LP(a)
02/15/2030	4.250%	13,000	11,014
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	36,000	33,948
02/01/2028	5.000%	41,000	35,159
ITT Holdings LLC(a)
08/01/2029	6.500%	12,000	9,722
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	1,100,000	1,028,924
MPLX LP
02/15/2049	5.500%	785,000	729,113
NuStar Logistics LP
06/01/2026	6.000%	35,000	32,409
04/28/2027	5.625%	40,000	35,663
10/01/2030	6.375%	30,000	26,157
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	1,500,000	1,495,672
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	29,000	28,643
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%	88,000	83,790
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	38,000	33,585
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	49,000	42,959
08/15/2031	4.125%	80,000	68,711
11/01/2033	3.875%	41,000	33,817
Western Gas Partners LP
08/15/2048	5.500%	48,000	39,343
Western Midstream Operating LP
03/01/2028	4.500%	51,000	46,035
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,200,000	1,117,996
Total			5,991,518
Natural Gas 0.1%
NiSource, Inc.
02/15/2044	4.800%	1,300,000	1,171,236
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	26,000	22,920
Nabors Industries Ltd.(a)
01/15/2026	7.250%	32,000	28,403
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	267	247
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	78,471	74,621
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	26,000	23,075
Total			149,266
Other Industry 0.0%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	34,000	33,392
Other REIT 0.0%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	45,000	37,058
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	81,000	74,010
02/01/2027	4.250%	26,000	21,053
06/15/2029	4.750%	80,000	61,747
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	45,000	41,104
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	37,000	31,824
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	18,000	15,256
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	22,000	19,335
09/15/2029	4.000%	20,000	16,535

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Service Properties Trust
12/15/2027	5.500%	15,000	12,141
Total			330,063
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	55,000	54,413
09/01/2029	4.000%	94,000	75,379
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	51,000	43,209
08/15/2027	5.250%	40,000	28,022
Canpack SA/US LLC(a)
11/15/2029	3.875%	65,000	51,373
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	62,000	58,446
Total			310,842
Pharmaceuticals 0.4%
AbbVie, Inc.
03/15/2035	4.550%	275,000	267,891
11/06/2042	4.400%	1,275,000	1,159,138
Amgen, Inc.
09/01/2053	2.770%	1,917,000	1,293,348
AstraZeneca Finance LLC
05/28/2031	2.250%	800,000	696,029
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	20,000	17,045
08/15/2027	5.750%	28,000	23,225
06/01/2028	4.875%	15,000	11,739
02/15/2029	5.000%	18,000	9,351
02/15/2029	6.250%	45,000	24,022
02/15/2031	5.250%	27,000	13,864
Bristol Myers Squibb Co.
02/20/2048	4.550%	667,000	654,393
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	28,000	24,285
Organon Finance 1 LLC(a)
04/30/2028	4.125%	65,000	57,522
04/30/2031	5.125%	64,000	55,235
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	13,000	9,880
Total			4,316,967
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	72,000	62,872
10/15/2027	6.750%	110,000	97,528
11/01/2029	5.875%	31,000	25,727
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American International Group, Inc.
06/30/2050	4.375%	300,000	265,509
AssuredPartners, Inc.(a)
08/15/2025	7.000%	20,000	18,895
01/15/2029	5.625%	58,000	46,904
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	1,250,000	1,069,776
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	66,000	51,476
HUB International Ltd.(a)
05/01/2026	7.000%	45,000	42,490
12/01/2029	5.625%	59,000	49,433
Loews Corp.
05/15/2030	3.200%	665,000	604,848
Radian Group, Inc.
03/15/2027	4.875%	20,000	18,044
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	16,000	13,924
USI, Inc.(a)
05/01/2025	6.875%	38,000	36,699
Total			2,404,125
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	1,000,000	877,424
Union Pacific Corp.
09/15/2037	3.600%	715,000	639,347
Total			1,516,771
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	57,000	49,582
10/15/2030	4.000%	41,000	32,910
IRB Holding Corp.(a)
06/15/2025	7.000%	58,000	56,603
Total			139,095
Retailers 0.1%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	39,000	32,216
02/15/2032	5.000%	41,000	33,536
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	46,000	38,956
L Brands, Inc.(a)
07/01/2025	9.375%	6,000	6,082
10/01/2030	6.625%	45,000	38,869

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	21

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
06/15/2029	7.500%	23,000	20,971
11/01/2035	6.875%	17,000	13,809
Lowe’s Companies, Inc.
04/01/2052	4.250%	950,000	822,277
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	41,000	35,426
02/15/2029	7.750%	49,000	44,207
Total			1,086,349
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	15,000	14,921
02/15/2028	5.875%	32,000	29,923
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	30,000	26,224
02/15/2030	4.875%	49,000	41,765
Total			112,833
Technology 0.5%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	39,000	33,870
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	14,000	13,410
03/01/2026	9.125%	5,000	4,665
Broadcom, Inc.(a)
02/15/2051	3.750%	1,154,000	852,553
Camelot Finance SA(a)
11/01/2026	4.500%	19,000	17,415
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	25,000	21,017
07/01/2029	4.875%	71,000	58,284
CommScope Technologies LLC(a)
06/15/2025	6.000%	27,000	23,355
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	41,000	33,327
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	36,000	31,086
Entegris Escrow Corp.(a)
04/15/2029	4.750%	15,000	13,982
06/15/2030	5.950%	51,000	48,597
Gartner, Inc.(a)
07/01/2028	4.500%	41,000	37,306
06/15/2029	3.625%	19,000	16,384
10/01/2030	3.750%	42,000	36,307
HealthEquity, Inc.(a)
10/01/2029	4.500%	45,000	39,391
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	29,000	23,304
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intel Corp.
03/25/2060	4.950%	260,000	263,843
International Business Machines Corp.
05/15/2040	2.850%	600,000	456,281
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	32,000	25,457
Iron Mountain, Inc.(a)
09/15/2027	4.875%	14,000	12,670
03/15/2028	5.250%	25,000	22,440
07/15/2028	5.000%	54,000	47,884
07/15/2030	5.250%	48,000	41,782
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	115,000	78,707
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	84,000	70,091
NCR Corp.(a)
09/01/2027	5.750%	25,000	22,201
10/01/2028	5.000%	90,000	76,663
04/15/2029	5.125%	54,000	45,783
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	79,000	73,342
07/15/2029	4.500%	31,000	28,068
07/15/2031	4.750%	17,000	15,340
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,240,000	1,104,625
Oracle Corp.
04/15/2038	6.500%	700,000	723,980
Plantronics, Inc.(a)
03/01/2029	4.750%	96,000	95,697
QUALCOMM, Inc.
05/20/2050	3.250%	340,000	277,767
RELX Capital, Inc.
05/20/2032	4.750%	809,000	820,395
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	55,000	48,844
Switch Ltd.(a)
06/15/2029	4.125%	28,000	27,783
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	45,000	42,957
Verscend Escrow Corp.(a)
08/15/2026	9.750%	64,000	62,228
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	111,000	92,962
Total			5,882,043
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	4,000	3,580

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ERAC USA Finance LLC(a)
10/15/2037	7.000%	725,000	838,729
Total			842,309
Wireless 0.2%
Altice France Holding SA(a)
02/15/2028	6.000%	85,000	58,623
Altice France SA(a)
02/01/2027	8.125%	44,000	40,543
01/15/2028	5.500%	93,000	73,928
07/15/2029	5.125%	32,000	24,145
American Tower Corp.
08/15/2029	3.800%	815,000	748,320
Sprint Capital Corp.
03/15/2032	8.750%	38,000	45,803
Sprint Corp.
03/01/2026	7.625%	70,000	73,838
T-Mobile USA, Inc.
02/15/2029	2.625%	55,000	46,249
02/15/2031	2.875%	30,000	24,904
04/15/2031	3.500%	14,000	12,121
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	52,000	44,662
10/15/2052	3.400%	1,275,000	940,304
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	27,000	22,043
07/15/2031	4.750%	52,000	42,707
Total			2,198,190
Wirelines 0.3%
AT&T, Inc.
09/15/2053	3.500%	2,510,000	1,903,501
Cablevision Lightpath LLC(a)
09/15/2027	3.875%	55,000	45,259
CenturyLink, Inc.
04/01/2024	7.500%	10,000	9,916
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	39,000	32,353
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	24,000	24,280
Iliad Holding SAS(a)
10/15/2026	6.500%	53,000	47,683
10/15/2028	7.000%	97,000	84,785
Verizon Communications, Inc.
03/22/2061	3.700%	1,550,000	1,217,156
Total			3,364,933
Total Corporate Bonds & Notes (Cost $115,308,532)			99,176,328
Exchange-Traded Equity Funds 0.8%
	Shares	Value ($)
International Mid Large Cap 0.8%
iShares Core MSCI EAFE ETF	168,620	9,923,287
Total Exchange-Traded Equity Funds (Cost $11,306,142)		9,923,287

Foreign Government Obligations(g) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	25,000	23,971
06/01/2027	5.250%	34,000	29,213
05/15/2029	4.250%	45,000	35,299
Total			88,483
Total Foreign Government Obligations (Cost $101,025)			88,483

Residential Mortgage-Backed Securities - Agency 7.6%

Federal Home Loan Mortgage Corp.
01/01/2030	3.500%	55,703	55,868
04/01/2032	6.000%	33,860	35,713
04/01/2032	7.000%	19,227	20,486
07/01/2032	6.500%	11,240	11,812
01/01/2033	3.000%	593,159	588,407
01/01/2034- 05/01/2041	5.000%	318,164	334,648
04/01/2041	4.500%	51,462	53,234
Federal Home Loan Mortgage Corp.(h)
05/01/2032	6.500%	100,769	105,899
06/01/2037	6.000%	25,108	26,784
02/01/2038	5.500%	174,509	187,777
03/01/2038	5.000%	42,964	45,059
05/01/2039- 08/01/2041	4.500%	529,401	547,611
07/01/2043	3.000%	139,065	133,155
Federal National Mortgage Association
05/01/2024- 12/01/2028	6.000%	13,156	13,857
03/01/2026- 12/01/2032	7.000%	276,490	282,821
10/01/2026- 12/01/2045	3.500%	447,626	447,101
11/01/2026- 01/01/2029	4.000%	209,158	211,842
08/01/2028- 09/01/2032	6.500%	70,988	75,465
02/01/2038- 03/01/2038	5.500%	99,299	105,563
Federal National Mortgage Association(h)
02/01/2031	3.500%	137,270	137,175
10/01/2040	4.500%	126,945	131,173

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	23

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(i)
08/16/2037- 08/11/2052	3.000%	26,075,000	24,365,790
08/16/2037- 08/11/2052	3.500%	24,425,000	23,635,583
08/11/2052	2.000%	8,950,000	7,775,138
08/11/2052	2.500%	22,825,000	20,538,026
08/11/2052	4.000%	12,225,000	12,046,878
Total Residential Mortgage-Backed Securities - Agency (Cost $91,061,604)			91,912,865

Residential Mortgage-Backed Securities - Non-Agency 12.1%

510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	1,550,912	1,441,210
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	2,616,043	2,385,031
CMO Series 2021-B Class A
06/25/2066	2.239%	1,217,950	1,134,969
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	145,680	138,083
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	362,887
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	787,859	745,898
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	53,079	52,936
CMO Series 2019-2 Class A3
03/25/2049	3.833%	40,666	40,558
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	4.474%	450,379	447,456
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	3.239%	800,000	784,829
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	1.585%	1,800,000	1,783,276
BRAVO Residential Funding Trust(a),(c)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	550,706	540,152
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	183,569	179,933
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	925,000	856,871
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	262,580	255,827
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	725,406	709,283
CMO Series 2021-A Class A1
10/25/2059	1.991%	1,342,313	1,282,593
CMO Series 2021-B Class A1
04/01/2069	2.115%	995,234	947,705
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	1,440,682	1,369,960
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	586,948	557,939
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	407,605	391,037
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	425,000	388,505
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	2,464,333	2,308,894
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.076% 09/25/2058	2.789%	1,281,281	1,247,133
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	1,088,101	1,035,178
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	762,860	726,407
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A1
03/25/2065	1.853%	58,326	57,622
CMO Series 2021-2R Class A1
07/27/2054	0.798%	435,570	407,630
CMO Series 2022-1 Class A1
12/27/2066	2.284%	2,474,800	2,215,606
CMO Series 2022-4 Class A1
03/25/2067	4.301%	2,078,766	2,012,969
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% 01/25/2040	3.674%	612,811	599,744
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	4.026%	975,000	921,177

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	736,687	624,584
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	285,311	273,625
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	175,000	152,012
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	1,822,160	1,724,839
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	751,019	629,799
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	375,000	309,478
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	1,666,358	1,618,213
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	1,182,076	1,133,338
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	887,795	860,209
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	499,608	478,618
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	727,357	680,732
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	2.989%	425,000	423,451
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	2.339%	1,900,000	1,806,595
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	2.524%	1,239,021	1,231,204
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	128,581	124,994
CMO Series 2020-1 Class A1
05/25/2065	2.006%	47,847	46,934
CMO Series 2022-2 Class A1
04/25/2067	4.299%	5,555,869	5,424,436
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	3.324%	722,160	714,026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	1.826%	1,595	1,594
CMO Series 2021-DNA1 Class M2
30-day Average SOFR + 1.800% 01/25/2051	2.726%	645,103	614,780
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	2.576%	543,267	523,960
CMO Series 2021-HQA1 Class M1
30-day Average SOFR + 0.700% 08/25/2033	1.626%	319,362	317,293
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	3.485%	1,100,000	1,030,421
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	3.126%	5,733,235	5,662,140
Freddie Mac STACR Trust(a),(b)
CMO Series 2019-DNA4 Class M2
1-month USD LIBOR + 1.950% 10/25/2049	3.574%	214,857	212,931
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2022-DNA2 Class M1B
02/25/2042	3.326%	2,500,000	2,310,476
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	3.729%	2,175,000	2,174,992
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	1.139%	4,375,000	4,243,325
GCAT LLC(a),(c)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	1,218,991	1,197,796
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	981,386	943,429
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	3,407,545	3,267,205
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	5,512,809	5,413,419
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	329,508	328,567
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	468,801	449,858

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	25

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	3.174%	1,500,000	1,453,522
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	550,000	526,653
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	1,254,559	1,197,647
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	2,479,579	2,325,367
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	414,262	403,610
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	475,000	444,621
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	859,436	797,628
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	5,600,000	5,401,460
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	310,782	297,835
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	57,552	54,947
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	96,229	91,703
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.472%	923,011	909,344
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	1,150,000	1,036,476
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	163,918	160,913
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	523,888	497,810
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	2.976%	825,000	798,076
OBX Trust(a),(b)
CMO Series 2020-EXP3 Class 2A1A
1-month USD LIBOR + 0.950% 01/25/2060	2.524%	270,994	270,559
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	355,645	336,375
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	2,563,736	2,400,858
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	667,189	638,038
CMO Series 2021-1 Class A1
01/25/2026	2.115%	1,127,075	1,065,399
CMO Series 2021-10 Class A1
10/25/2026	2.487%	1,447,071	1,369,044
CMO Series 2021-3 Class A1
04/25/2026	1.867%	1,575,938	1,475,715
CMO Series 2021-9 Class A1
10/25/2026	2.363%	2,382,827	2,238,515
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	4,081,825	3,818,655
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	2,000,000	1,366,689
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	1,475,000	1,134,818
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	1,300,000	952,619
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	683,498	613,105
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.956%	700,000	689,272
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	2.435%	500,000	495,374
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	4.285%	725,000	709,622
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	226,450	220,439
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	19,312	18,934

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	557,774	544,753
CMO Series 2020-2 Class A3
04/25/2060	3.000%	975,000	960,678
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	174,087	163,600
CMO Series 2021-4 Class M1
08/25/2056	2.400%	525,000	429,464
Toorak Mortgage Corp., Ltd.(c)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	338,846	338,250
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	3,038,412	3,016,059
CMO Series 2021-1 Class A1
06/25/2024	2.240%	900,000	855,463
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	450,000	427,722
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	186,459	183,005
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	720,718	712,859
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	2.624%	567,407	560,752
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	2.624%	691,026	682,004
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	167,764	166,946
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	4,493,975	4,217,080
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	212,196	203,592
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NP11 Class A1
08/25/2051	1.868%	2,193,298	2,049,767
Vericrest Opportunity Loan Transferee XCII LLC(a),(c)
CMO Series 2021-NPL1 Class A1
02/27/2051	1.893%	1,603,362	1,518,235
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	1,340,903	1,279,114
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	1,571,679	1,507,091
Vericrest Opportunity Loan Transferee XCIX LLC(a),(c)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	1,011,875	957,998
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	971,189	927,739
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	3,908,285	3,719,768
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	2,769,959	2,611,205
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	729,062	712,167
CMO Series 2020-1 Class M1
01/25/2060	3.021%	1,000,000	932,266
CMO Series 2020-2 Class A1
05/25/2060	2.226%	158,927	156,699
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	67,118	66,129
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	243,293	230,444
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	308,171	291,750
CMO Series 2022-1 Class A1
01/25/2067	2.724%	3,742,935	3,579,498
CMO Series 2022-4 Class A1
04/25/2067	4.474%	501,464	495,291
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	399,795	390,011
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	213,387	205,207
CMO Series 2020-1R Class A3
11/25/2055	1.873%	248,952	240,097
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $154,718,774)			146,822,916

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	27

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(j)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	6.063%	33,830	32,020
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(j)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	9.416%	4,859	4,018
Consumer Products 0.0%
SWF Holdings I Corp.(b),(j)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	5.595%	65,000	53,219
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(j)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	55,584	50,000
Technology 0.0%
Ascend Learning LLC(b),(j)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	2.500%	38,903	35,839
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	4.750%	23,000	21,045
DCert Buyer, Inc.(b),(j),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	8.666%	36,000	33,300
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Epicore Software Corp.(b),(j)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	9.416%	17,000	16,456
UKG, Inc.(b),(j)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	4.212%	23,069	21,555
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	6.212%	45,000	41,400
Total			169,595
Total Senior Loans (Cost $341,060)			308,852

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(h)
02/15/2045	2.500%	5,050,000	4,283,031
Total U.S. Treasury Obligations (Cost $5,672,642)			4,283,031

Money Market Funds 6.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(l),(m)	74,830,383	74,785,485
Total Money Market Funds (Cost $74,807,235)		74,785,485
Total Investments in Securities (Cost: $1,252,647,454)		1,295,066,304
Other Assets & Liabilities, Net		(79,062,854)
Net Assets		1,216,003,450

At June 30, 2022, securities and/or cash totaling $4,264,913 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	985	09/2022	USD	116,753,281	—	(1,476,113)
U.S. Ultra Treasury Bond	45	09/2022	USD	6,945,469	—	(215,598)
Total					—	(1,691,711)

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(65)	09/2022	USD	(13,651,016)	—	(118,287)
U.S. Treasury 5-Year Note	(65)	09/2022	USD	(7,296,250)	—	(142,567)
Total					—	(260,854)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $314,886,914, which represents 25.90% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.
(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2022.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Represents a security purchased on a when-issued basis.
(j)	The stated interest rate represents the weighted average interest rate at June 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Valuation based on significant unobservable inputs.
(l)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	89,970,020	211,644,044	(226,812,836)	(15,743)	74,785,485	(20,679)	194,122	74,830,383
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	29

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	90,209,796	—	90,209,796
Commercial Mortgage-Backed Securities - Non-Agency	—	79,423,663	—	79,423,663
Common Stocks
Communication Services	86,194,179	—	—	86,194,179
Consumer Discretionary	48,891,225	—	—	48,891,225
Consumer Staples	46,541,592	—	—	46,541,592
Energy	31,026,809	—	—	31,026,809
Financials	72,855,173	—	—	72,855,173
Health Care	114,370,028	—	—	114,370,028
Industrials	56,878,372	—	—	56,878,372
Information Technology	186,400,375	—	—	186,400,375
Materials	23,329,612	—	—	23,329,612
Real Estate	11,221,679	—	—	11,221,679
Utilities	20,375,944	—	—	20,375,944
Total Common Stocks	698,084,988	—	—	698,084,988
Convertible Bonds	—	46,610	—	46,610
Corporate Bonds & Notes	—	99,176,328	—	99,176,328
Exchange-Traded Equity Funds	9,923,287	—	—	9,923,287
Foreign Government Obligations	—	88,483	—	88,483
Residential Mortgage-Backed Securities - Agency	—	91,912,865	—	91,912,865
Residential Mortgage-Backed Securities - Non-Agency	—	146,822,916	—	146,822,916
Senior Loans	—	275,552	33,300	308,852
U.S. Treasury Obligations	4,283,031	—	—	4,283,031
Money Market Funds	74,785,485	—	—	74,785,485
Total Investments in Securities	787,076,791	507,956,213	33,300	1,295,066,304
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Futures Contracts	(1,952,565)	—	—	(1,952,565)
Total	785,124,226	507,956,213	33,300	1,293,113,739
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2021 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2022 ($)
Asset-Backed Securities — Non-Agency	5,177,435	—	—	—	—	—	—	(5,177,435)	—
Residential Mortgage-Backed Securities — Non-Agency	9,425,000	—	—	—	—	(4,450,000)	—	(4,975,000)	—
Senior Loans	4,616	—	—	(2,700)	—	—	36,000	(4,616)	33,300
Total	14,607,051	—	—	(2,700)	—	(4,450,000)	36,000	(10,157,051)	33,300
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2022 was $(2,700), which is comprised of Senior Loans.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	31

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,177,840,219)	$1,220,280,819
Affiliated issuers (cost $74,807,235)	74,785,485
Cash	336,567
Cash collateral held at broker for:
TBA	1,856,188
Receivable for:
Investments sold	5,964,908
Investments sold on a delayed delivery basis	87,706,773
Capital shares sold	1,165,755
Dividends	536,394
Interest	2,007,894
Foreign tax reclaims	11,525
Variation margin for futures contracts	1,105,859
Prepaid expenses	10,242
Total assets	1,395,768,409
Liabilities
Payable for:
Investments purchased	1,206,045
Investments purchased on a delayed delivery basis	177,381,378
Capital shares purchased	824,309
Variation margin for futures contracts	82,266
Management services fees	22,783
Distribution and/or service fees	4,352
Service fees	62,038
Compensation of board members	125,370
Compensation of chief compliance officer	133
Other expenses	56,285
Total liabilities	179,764,959
Net assets applicable to outstanding capital stock	$1,216,003,450
Represented by
Trust capital	$1,216,003,450
Total - representing net assets applicable to outstanding capital stock	$1,216,003,450
Class 1
Net assets	$13,001,203
Shares outstanding	365,586
Net asset value per share	$35.56
Class 2
Net assets	$64,478,392
Shares outstanding	1,849,417
Net asset value per share	$34.86
Class 3
Net assets	$1,138,523,855
Shares outstanding	32,306,604
Net asset value per share	$35.24
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$5,669,489
Dividends — affiliated issuers	194,122
Interest	5,758,284
Foreign taxes withheld	(30,663)
Total income	11,591,232
Expenses:
Management services fees	4,496,474
Distribution and/or service fees
Class 2	61,037
Class 3	793,339
Service fees	402,832
Compensation of board members	7,568
Custodian fees	26,010
Printing and postage fees	24,526
Audit fees	20,275
Legal fees	12,042
Interest on collateral	317
Compensation of chief compliance officer	93
Other	10,525
Total expenses	5,855,038
Net investment income	5,736,194
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	31,115,314
Investments — affiliated issuers	(20,679)
Foreign currency translations	833
Futures contracts	(12,973,228)
Net realized gain	18,122,240
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(249,503,308)
Investments — affiliated issuers	(15,743)
Foreign currency translations	(51)
Futures contracts	(2,213,091)
Net change in unrealized appreciation (depreciation)	(251,732,193)
Net realized and unrealized loss	(233,609,953)
Net decrease in net assets resulting from operations	$(227,873,759)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	33

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$5,736,194	$9,510,880
Net realized gain	18,122,240	172,269,163
Net change in unrealized appreciation (depreciation)	(251,732,193)	6,675,098
Net increase (decrease) in net assets resulting from operations	(227,873,759)	188,455,141
Decrease in net assets from capital stock activity	(7,788,181)	(27,044,181)
Total increase (decrease) in net assets	(235,661,940)	161,410,960
Net assets at beginning of period	1,451,665,390	1,290,254,430
Net assets at end of period	$1,216,003,450	$1,451,665,390

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	96,238	3,763,293	190,375	7,621,888
Redemptions	(8,965)	(357,751)	(9,891)	(401,576)
Net increase	87,273	3,405,542	180,484	7,220,312
Class 2
Subscriptions	1,084,058	41,386,252	822,232	33,120,788
Redemptions	(36,491)	(1,377,654)	(20,503)	(833,012)
Net increase	1,047,567	40,008,598	801,729	32,287,776
Class 3
Subscriptions	82,451	3,279,077	587,750	22,773,586
Redemptions	(1,417,924)	(54,481,398)	(2,251,153)	(89,325,855)
Net decrease	(1,335,473)	(51,202,321)	(1,663,403)	(66,552,269)
Total net decrease	(200,633)	(7,788,181)	(681,190)	(27,044,181)
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

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Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	35

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$42.17	0.19	(6.80)	(6.61)
Year Ended 12/31/2021	$36.71	0.33	5.13	5.46
Year Ended 12/31/2020	$31.17	0.40	5.14	5.54
Year Ended 12/31/2019	$25.35	0.48	5.34	5.82
Year Ended 12/31/2018	$26.90	0.42	(1.97)	(1.55)
Year Ended 12/31/2017	$23.46	0.34	3.10	3.44
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$41.39	0.15	(6.68)	(6.53)
Year Ended 12/31/2021	$36.11	0.24	5.04	5.28
Year Ended 12/31/2020	$30.74	0.33	5.04	5.37
Year Ended 12/31/2019	$25.06	0.41	5.27	5.68
Year Ended 12/31/2018	$26.66	0.34	(1.94)	(1.60)
Year Ended 12/31/2017	$23.30	0.28	3.08	3.36
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$41.81	0.17	(6.74)	(6.57)
Year Ended 12/31/2021	$36.44	0.27	5.10	5.37
Year Ended 12/31/2020	$30.99	0.36	5.09	5.45
Year Ended 12/31/2019	$25.24	0.45	5.30	5.75
Year Ended 12/31/2018	$26.82	0.38	(1.96)	(1.58)
Year Ended 12/31/2017	$23.42	0.30	3.10	3.40

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$35.56	(15.67%)	0.75%(c),(d)	0.75%(c),(d)	1.01%(c)	69%	$13,001
Year Ended 12/31/2021	$42.17	14.88%	0.75%(d)	0.75%(d)	0.82%	118%	$11,736
Year Ended 12/31/2020	$36.71	17.77%	0.78%	0.77%	1.21%	145%	$3,591
Year Ended 12/31/2019	$31.17	22.96%	0.79%	0.76%	1.63%	126%	$741
Year Ended 12/31/2018	$25.35	(5.76%)	0.78%	0.75%	1.53%	81%	$3
Year Ended 12/31/2017	$26.90	14.66%	0.77%	0.74%	1.36%	63%	$3
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$34.86	(15.78%)	1.01%(c),(d)	1.01%(c),(d)	0.80%(c)	69%	$64,478
Year Ended 12/31/2021	$41.39	14.62%	1.00%(d)	1.00%(d)	0.60%	118%	$33,191
Year Ended 12/31/2020	$36.11	17.47%	1.00%	1.00%	1.04%	145%	$4
Year Ended 12/31/2019	$30.74	22.66%	1.03%	1.01%	1.43%	126%	$4
Year Ended 12/31/2018	$25.06	(6.00%)	1.03%	1.00%	1.27%	81%	$3
Year Ended 12/31/2017	$26.66	14.42%	1.02%	0.99%	1.11%	63%	$3
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$35.24	(15.71%)	0.88%(c),(d)	0.88%(c),(d)	0.86%(c)	69%	$1,138,524
Year Ended 12/31/2021	$41.81	14.74%	0.88%(d)	0.88%(d)	0.69%	118%	$1,406,738
Year Ended 12/31/2020	$36.44	17.58%	0.90%	0.89%	1.13%	145%	$1,286,659
Year Ended 12/31/2019	$30.99	22.78%	0.91%	0.88%	1.57%	126%	$1,137,620
Year Ended 12/31/2018	$25.24	(5.89%)	0.91%	0.87%	1.40%	81%	$1,004,017
Year Ended 12/31/2017	$26.82	14.52%	0.91%	0.89%	1.20%	63%	$1,165,032
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	37

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Balanced Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
38	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	39

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
40	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	1,952,565*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(12,973,228)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(2,213,091)
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	41

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	145,040,094
Futures contracts — short	10,473,633

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
42	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	43

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
44	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. Effective July 1, 2022, the management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.5075% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.68% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	45

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2022 through April 30, 2023	Voluntary expense cap May 1, 2022 through June 30, 2022	Contractual expense cap prior to May 1, 2022
Class 1	0.76%	0.76%	0.76%
Class 2	1.01	1.01	1.01
Class 3	0.885	0.885	0.885
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $923,197,173 and $920,129,856, respectively, for the six months ended June 30, 2022, of which $593,914,473 and $565,809,598, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
46	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	47

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or
48	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 99.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	49

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Balanced Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
50	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	51

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. The Board also considered the benefits of the proposed additional breakpoints to the Fund’s current fee rate schedule (the Proposed Additional Breakpoints).
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
52	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints,all of which have not been surpassed.The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. In this regard, the Board noted the Proposed Additional Breakpoints.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2022	53

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Columbia Variable Portfolio – Balanced Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7000_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Variable Portfolio – Managed Volatility Moderate Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – Managed Volatility Moderate Growth Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Brian Virginia
Lead Portfolio Manager
Managed Fund since 2014
Anwiti Bahuguna, Ph.D.
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	-17.03	-14.43	3.25	4.65
Class 2	04/19/12	-17.13	-14.66	3.08	4.56
Blended Benchmark		-15.52	-12.47	4.76	6.15
Bloomberg U.S. Aggregate Bond Index		-10.35	-10.29	0.88	1.54
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share class, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index (Net).
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2022)
Allocations to Underlying Funds
Equity Funds	42.2
International	11.8
U.S. Large Cap	24.9
U.S. Mid Cap	2.0
U.S. Small Cap	3.5
Exchange-Traded Equity Funds	3.7
International Mid Large Cap	1.3
U.S. Large Cap	2.4
Exchange-Traded Fixed Income Funds	4.5
Investment Grade	4.5
Fixed Income Funds	23.8
Investment Grade	23.8
Allocations to Tactical Assets
Corporate Bonds & Notes	0.3
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	15.4
Options Purchased Puts	1.2
Residential Mortgage-Backed Securities - Agency	8.9
U.S. Treasury Obligations	0.0(b)
Total	100.0

(a)	Includes investments in Money Market Funds which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
(b)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	829.70	1,023.55	1.13	1.25	0.25	3.31	3.66	0.73
Class 2	1,000.00	1,000.00	828.70	1,022.32	2.27	2.51	0.50	4.44	4.91	0.98
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Arconic, Inc.
02/01/2037	5.950%	230,000	216,786
BAE Systems PLC(a)
02/15/2031	1.900%	670,000	536,907
Boeing Co. (The)
05/01/2034	3.600%	277,000	220,461
08/01/2059	3.950%	650,000	438,864
Northrop Grumman Corp.
06/01/2043	4.750%	65,000	62,308
10/15/2047	4.030%	295,000	261,871
United Technologies Corp.
06/01/2042	4.500%	232,000	221,042
11/01/2046	3.750%	390,000	331,661
Total			2,289,900
Automotive 0.0%
General Motors Co.
04/01/2048	5.400%	145,000	126,975
Banking 0.1%
Bank of America Corp.(b)
07/23/2031	1.898%	520,000	416,046
10/24/2031	1.922%	300,000	239,103
02/04/2033	2.972%	1,616,000	1,377,426
Subordinated
09/21/2036	2.482%	200,000	155,531
Citigroup, Inc.(b)
06/03/2031	2.572%	724,000	609,047
01/25/2033	3.057%	521,000	442,538
Goldman Sachs Group, Inc. (The)(b)
07/21/2032	2.383%	1,561,000	1,263,460
HSBC Holdings PLC(b)
05/24/2032	2.804%	537,000	440,864
11/22/2032	2.871%	538,000	440,688
JPMorgan Chase & Co.(b)
04/22/2032	2.580%	145,000	122,091
11/15/2048	3.964%	573,000	488,429
04/22/2052	3.328%	451,000	344,820
Morgan Stanley(b)
07/21/2032	2.239%	530,000	430,659
10/20/2032	2.511%	371,000	307,202
Subordinated
04/20/2037	5.297%	310,000	300,741
Toronto-Dominion Bank (The)
06/08/2032	4.456%	104,000	102,838
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(b)
04/30/2041	3.068%	487,000	379,564
04/25/2053	4.611%	541,000	500,645
Total			8,361,692
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	245,000	209,723
06/30/2062	3.950%	516,000	343,926
04/01/2063	5.500%	718,000	612,403
Comcast Corp.
11/01/2052	4.049%	121,000	106,033
11/01/2056	2.937%	514,000	356,688
NBCUniversal Media LLC
01/15/2043	4.450%	326,000	302,612
Total			1,931,385
Construction Machinery 0.0%
Caterpillar, Inc.
09/19/2049	3.250%	135,000	110,968
United Rentals North America, Inc.
02/15/2031	3.875%	190,000	160,485
Total			271,453
Diversified Manufacturing 0.0%
Carrier Global Corp.
04/05/2050	3.577%	467,000	354,389
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	484,000	452,990
General Electric Co.(c)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	5.159%	110,000	96,227
Total			903,606
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	570,000	439,445
AES Corp. (The)
01/15/2031	2.450%	235,000	189,024
Berkshire Hathaway Energy Co.(a)
05/01/2053	4.600%	260,000	250,881
CenterPoint Energy, Inc.
09/01/2049	3.700%	203,000	162,856
Dominion Resources, Inc.
12/01/2044	4.700%	250,000	230,851
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
06/15/2029	3.400%	235,000	215,584
Duke Energy Corp.
06/15/2051	3.500%	594,000	448,026
Emera US Finance LP
06/15/2046	4.750%	164,000	144,650
Eversource Energy
08/15/2030	1.650%	342,000	271,918
01/15/2050	3.450%	229,000	176,831
Exelon Corp.(a)
03/15/2052	4.100%	418,000	358,619
Georgia Power Co.
03/15/2042	4.300%	770,000	669,623
Jersey Central Power & Light Co.(a)
03/01/2032	2.750%	61,000	51,847
Northern States Power Co.
05/15/2044	4.125%	115,000	104,129
Pacific Gas and Electric Co.
07/01/2050	4.950%	480,000	382,763
PacifiCorp
02/15/2050	4.150%	94,000	84,288
Southern California Edison Co.
10/01/2043	4.650%	30,000	27,122
04/01/2047	4.000%	70,000	56,778
03/01/2048	4.125%	110,000	90,790
Xcel Energy, Inc.
12/01/2049	3.500%	460,000	365,338
Total			4,721,363
Environmental 0.0%
GFL Environmental, Inc.(a)
09/01/2028	3.500%	280,000	242,773
Waste Connections, Inc.
01/15/2052	2.950%	109,000	78,091
Total			320,864
Food and Beverage 0.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	571,000	538,550
Anheuser-Busch InBev Worldwide, Inc.
04/15/2058	4.750%	572,000	515,896
Bacardi Ltd.(a)
05/15/2038	5.150%	536,000	508,660
Kraft Heinz Foods Co.
06/01/2046	4.375%	624,000	519,835
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tyson Foods, Inc.
06/02/2047	4.550%	80,000	73,034
Total			2,155,975
Health Care 0.0%
Becton Dickinson and Co.
05/20/2050	3.794%	295,000	243,742
Cigna Corp.
12/15/2048	4.900%	164,000	157,452
03/15/2050	3.400%	400,000	305,893
CVS Health Corp.
07/20/2045	5.125%	535,000	516,477
03/25/2048	5.050%	80,000	76,540
HCA, Inc.(a)
03/15/2052	4.625%	626,000	500,827
Thermo Fisher Scientific, Inc.
10/15/2041	2.800%	131,000	102,743
Total			1,903,674
Healthcare Insurance 0.0%
Aetna, Inc.
08/15/2047	3.875%	199,000	164,414
Anthem, Inc.
08/15/2044	4.650%	135,000	127,934
Centene Corp.
12/15/2029	4.625%	115,000	107,236
02/15/2030	3.375%	70,000	59,366
08/01/2031	2.625%	230,000	184,575
UnitedHealth Group, Inc.
08/15/2039	3.500%	208,000	181,421
05/15/2041	3.050%	547,000	442,169
05/15/2062	4.950%	134,000	135,797
Total			1,402,912
Independent Energy 0.0%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	105,000	112,227
ConocoPhillips Co.
11/15/2044	4.300%	220,000	202,191
Occidental Petroleum Corp.
04/15/2046	4.400%	24,000	19,440
08/15/2049	4.400%	116,000	92,864
Total			426,722
Integrated Energy 0.0%
BP Capital Markets America, Inc.
03/17/2052	3.001%	85,000	61,392
Cenovus Energy, Inc.
02/15/2052	3.750%	321,000	244,154

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shell International Finance BV
11/26/2041	2.875%	442,000	342,042
Total Capital International SA
06/29/2060	3.386%	80,000	61,332
Total			708,920
Life Insurance 0.0%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	180,000	174,308
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	215,000	158,041
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	270,000	220,873
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	409,000	306,654
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	190,000	184,771
05/15/2050	3.300%	220,000	170,113
Voya Financial, Inc.
06/15/2046	4.800%	80,000	73,507
Total			1,288,267
Media and Entertainment 0.0%
Magallanes, Inc.(a)
03/15/2062	5.391%	907,000	760,667
Netflix, Inc.(a)
11/15/2029	5.375%	460,000	434,792
Walt Disney Co. (The)
09/15/2044	4.750%	410,000	399,959
Total			1,595,418
Midstream 0.0%
Enterprise Products Operating LLC
03/15/2044	4.850%	121,000	109,918
01/31/2060	3.950%	290,000	228,438
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	84,729
03/01/2043	5.000%	320,000	280,074
Kinder Morgan, Inc.
02/15/2046	5.050%	141,000	126,008
MPLX LP
04/15/2048	4.700%	70,000	58,807
03/14/2052	4.950%	176,000	152,222
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	309,000	244,690
Western Gas Partners LP
08/15/2048	5.500%	80,000	65,572
Williams Companies, Inc. (The)
06/24/2044	5.750%	330,000	331,204
Total			1,681,662
Natural Gas 0.0%
NiSource, Inc.
02/15/2043	5.250%	133,000	129,042
05/15/2047	4.375%	464,000	408,281
Sempra Energy
02/01/2048	4.000%	180,000	149,070
Total			686,393
Pharmaceuticals 0.0%
AbbVie, Inc.
11/06/2042	4.400%	170,000	154,552
06/15/2044	4.850%	337,000	323,128
11/14/2048	4.875%	112,000	107,920
11/21/2049	4.250%	225,000	199,433
Amgen, Inc.
02/22/2062	4.400%	726,000	631,357
Bristol-Myers Squibb Co.
03/15/2062	3.900%	290,000	249,474
Gilead Sciences, Inc.
10/01/2040	2.600%	360,000	264,103
10/01/2050	2.800%	150,000	104,971
Total			2,034,938
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	665,000	569,121
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	180,000	136,753
Total			705,874
Railroads 0.0%
Canadian Pacific Railway Co.
12/02/2051	3.100%	81,000	59,677
CSX Corp.
11/01/2046	3.800%	477,000	403,281
Norfolk Southern Corp.
08/15/2052	4.050%	210,000	182,885
Total			645,843

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
McDonald’s Corp.
09/01/2049	3.625%	265,000	217,249
Retailers 0.0%
Amazon.com, Inc.
04/13/2062	4.100%	545,000	493,152
Lowe’s Companies, Inc.
04/01/2062	4.450%	594,000	507,632
Total			1,000,784
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%	77,000	69,785
Technology 0.1%
Apple, Inc.
02/09/2045	3.450%	356,000	310,188
Broadcom, Inc.(a)
11/15/2036	3.187%	568,000	431,448
Fidelity National Information Services, Inc.
03/01/2041	3.100%	80,000	58,508
Intel Corp.
08/12/2051	3.050%	405,000	301,586
MSCI, Inc.(a)
11/01/2031	3.625%	260,000	215,754
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	65,000	57,904
01/15/2033	5.000%	114,000	111,408
02/15/2042	3.125%	169,000	123,785
Oracle Corp.
07/15/2046	4.000%	385,000	285,658
04/01/2050	3.600%	534,000	372,687
03/25/2061	4.100%	62,000	44,423
VeriSign, Inc.
06/15/2031	2.700%	166,000	133,698
Total			2,447,047
Tobacco 0.0%
BAT Capital Corp.
08/15/2047	4.540%	190,000	139,612
Transportation Services 0.0%
FedEx Corp.
11/15/2045	4.750%	10,000	9,182
04/01/2046	4.550%	215,000	192,689
Total			201,871
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.0%
American Tower Corp.
06/15/2030	2.100%	370,000	295,627
Crown Castle International Corp.
01/15/2051	3.250%	75,000	53,904
T-Mobile USA, Inc.
04/15/2029	3.375%	5,000	4,376
04/15/2050	4.500%	70,000	62,191
T-Mobile USA, Inc.(a)
10/15/2052	3.400%	348,000	256,648
11/15/2060	3.600%	190,000	138,477
Vodafone Group PLC
02/19/2043	4.375%	165,000	143,333
Total			954,556
Wirelines 0.0%
AT&T, Inc.
09/15/2055	3.550%	125,000	93,677
12/01/2057	3.800%	1,586,000	1,230,042
Telefonica Emisiones SAU
03/06/2048	4.895%	300,000	256,553
Verizon Communications, Inc.
03/22/2041	3.400%	450,000	366,231
03/22/2051	3.550%	325,000	260,568
Total			2,207,071
Total Corporate Bonds & Notes (Cost $50,345,225)			41,401,811

Equity Funds 45.7%
	Shares	Value ($)
International 12.8%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(d)	67,526,493	750,894,600
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(d)	47,252,498	398,338,560
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(d),(e)	26,190,795	254,836,441
Variable Portfolio – Partners International Value Fund, Class 1 Shares(d)	31,832,302	262,298,169
Total		1,666,367,770

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Large Cap 27.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(d),(e)	6,244,033	206,053,102
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(d),(e)	9,025,177	643,314,627
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(d),(e)	11,876,760	317,109,497
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(d),(e)	43,695,631	641,451,863
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(d),(e)	10,043,947	333,860,791
CTIVP® – MFS® Value Fund, Class 1 Shares(d),(e)	9,063,923	297,749,858
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(d),(e)	5,327,140	193,162,094
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(d),(e)	6,568,091	279,012,509
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(d),(e)	9,815,102	297,495,753
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(d),(e)	11,021,686	321,723,002
Total		3,530,933,096
U.S. Mid Cap 2.1%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(d),(e)	1,948,837	66,650,213
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(d),(e)	2,299,001	71,062,115
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(d),(e)	1,894,847	72,875,809
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(d),(e)	1,996,392	68,416,370
Total		279,004,507
U.S. Small Cap 3.8%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(d)	4,032,003	70,156,857
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(d),(e)	3,547,721	52,896,522
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(d),(e)	6,818,270	180,547,797
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(d),(e)	6,043,165	189,574,064
Total		493,175,240
Total Equity Funds (Cost $4,994,442,844)		5,969,480,613

Exchange-Traded Equity Funds 4.0%
	Shares	Value ($)
International Mid Large Cap 1.4%
iShares MSCI EAFE ETF	3,018,292	188,613,067
U.S. Large Cap 2.6%
SPDR S&P 500 ETF Trust	890,200	335,827,950
Total Exchange-Traded Equity Funds (Cost $411,266,133)		524,441,017

Exchange-Traded Fixed Income Funds 4.9%

Investment Grade 4.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,922,790	321,594,584
Vanguard Intermediate-Term Corporate Bond ETF	3,916,000	313,358,320
Total		634,952,904
Total Exchange-Traded Fixed Income Funds (Cost $727,007,884)		634,952,904

Fixed Income Funds 25.8%

Investment Grade 25.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(d)	72,338,899	648,879,926
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(d)	22,453,877	206,351,129
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(d)	44,380,595	386,998,788
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(d)	21,718,162	203,281,995
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(d)	50,609,040	502,547,761
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(d)	68,812,656	657,160,866
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(d)	76,414,494	759,560,073
Total		3,364,780,538
Total Fixed Income Funds (Cost $3,787,568,404)		3,364,780,538

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency 9.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(f)
08/16/2037	2.000%	124,300,000	116,060,270
08/16/2037- 08/11/2052	2.500%	515,030,000	473,237,776
08/11/2052	3.000%	720,302,000	670,823,440
Total Residential Mortgage-Backed Securities - Agency (Cost $1,246,893,874)			1,260,121,486

U.S. Treasury Obligations 0.0%

U.S. Treasury
05/15/2052	2.875%	1,414,300	1,335,630
Total U.S. Treasury Obligations (Cost $1,348,336)			1,335,630
Options Purchased Puts 1.4%
Value ($)
(Cost $145,002,175)	177,013,800

Money Market Funds 16.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(d),(g)	2,182,608,868	2,181,299,303
Total Money Market Funds (Cost $2,181,864,980)		2,181,299,303
Total Investments in Securities (Cost: $13,545,739,855)		14,154,827,102
Other Assets & Liabilities, Net		(1,102,923,053)
Net Assets		13,051,904,049

At June 30, 2022, securities and/or cash totaling $160,241,316 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
160,000,000 EUR	169,552,800 USD	Barclays	08/19/2022	1,337,600	—
50,000,000 GBP	61,451,800 USD	Barclays	08/19/2022	534,300	—
63,125,000 CHF	65,709,006 USD	Citi	08/19/2022	—	(621,508)
2,950,000,000 JPY	21,753,077 USD	Citi	08/19/2022	—	(54,928)
91,814,718 USD	900,000,000 NOK	Goldman Sachs International	08/19/2022	—	(352,032)
100,000,000 AUD	69,923,200 USD	UBS	08/19/2022	871,700	—
Total				2,743,600	(1,028,468)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Singapore Index	125	07/2022	SGD	3,506,875	—	(91,071)
S&P 500 Index E-mini	4,445	09/2022	USD	842,216,375	5,069,039	—
U.S. Long Bond	61	09/2022	USD	8,456,125	49,841	—
U.S. Long Bond	1,612	09/2022	USD	223,463,500	—	(1,194,357)
U.S. Treasury 10-Year Note	2,583	09/2022	USD	306,166,219	—	(1,740,361)
U.S. Treasury 2-Year Note	2,006	09/2022	USD	421,291,346	—	(1,220,707)
U.S. Treasury 5-Year Note	4,533	09/2022	USD	508,829,250	—	(2,715,657)
U.S. Ultra Treasury Bond	1,068	09/2022	USD	164,839,125	—	(1,712,872)
Total					5,118,880	(8,675,025)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	(1,842)	09/2022	EUR	(63,383,220)	2,819,512	—
FTSE 100 Index	(200)	09/2022	GBP	(14,242,000)	326,901	—
OMXS30 Index	(1,550)	07/2022	SEK	(289,927,500)	1,354,966	—
Russell 2000 Index E-mini	(1,430)	09/2022	USD	(122,122,000)	9,865,034	—
S&P 500 Index E-mini	(2,431)	09/2022	USD	(460,613,725)	14,151,145	—
SPI 200 Index	(59)	09/2022	AUD	(9,529,975)	185,079	—
TOPIX Index	(199)	09/2022	JPY	(3,722,295,000)	1,024,060	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(35)	09/2022	USD	(4,148,594)	18,109	—
U.S. Treasury Ultra 10-Year Note	(23)	09/2022	USD	(2,929,625)	10,125	—
U.S. Ultra Treasury Bond	(10)	09/2022	USD	(1,543,438)	—	(39,744)
Total					29,754,931	(39,744)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	1,211,321,600	3,200	3,300.00	12/15/2023	56,518,548	72,704,000
S&P 500 Index	JPMorgan	USD	800,607,870	2,115	3,600.00	12/15/2023	51,183,776	66,559,050
S&P 500 Index	JPMorgan	USD	776,002,900	2,050	3,100.00	12/15/2023	37,299,851	37,750,750
Total							145,002,175	177,013,800

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 38	Morgan Stanley	06/20/2027	1.000	Quarterly	1.010	USD	200,000,000	(2,769,591)	—	—	—	(2,769,591)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $6,039,813, which represents 0.05% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2022.
(c)	Variable rate security. The interest rate shown was the current rate as of June 30, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	2,693,409,348	1,903,342,866	(2,415,142,093)	(310,818)	2,181,299,303	—	(667,234)	5,100,408	2,182,608,868
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	268,192,699	—	(5,054,783)	(57,084,814)	206,053,102	—	8,147,874	—	6,244,033
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	847,899,756	—	(18,812,603)	(185,772,526)	643,314,627	—	25,187,320	—	9,025,177
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	764,704,221	16,350	(18,611,621)	(97,229,024)	648,879,926	—	(1,301,504)	—	72,338,899
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	421,739,430	21,424,524	(117,857)	(125,936,600)	317,109,497	—	222,710	—	11,876,760
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	233,965,697	4,662	(13,847,044)	(13,772,186)	206,351,129	—	(1,449,632)	—	22,453,877
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	473,921,343	17,947,986	(632,540)	(104,238,001)	386,998,788	—	26,509	—	44,380,595
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	949,199,562	68,101,098	(14,977,309)	(251,428,751)	750,894,600	59,535,217	3,346,884	6,637,881	67,526,493
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	841,891,835	—	(20,263,686)	(180,176,286)	641,451,863	—	14,131,303	—	43,695,631
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	427,523,128	—	(24,134,344)	(69,527,993)	333,860,791	—	27,619,602	—	10,043,947
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	87,490,110	9,679,830	—	(30,519,727)	66,650,213	—	—	—	1,948,837
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	93,893,786	—	(4,424,563)	(18,407,108)	71,062,115	—	4,202,958	—	2,299,001
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	89,260,091	—	(3,983,289)	(15,119,945)	70,156,857	—	1,339,514	—	4,032,003
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	86,528,918	—	—	(33,632,396)	52,896,522	—	—	—	3,547,721
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	230,939,247	10,551	(6,476,699)	(21,191,104)	203,281,995	—	(567,855)	—	21,718,162
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	174,346,658	1,278,369	(181,348,532)	5,723,505	—	888,458	(12,789,225)	385,698	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	590,657,072	8,236	(20,063,928)	(68,053,619)	502,547,761	—	(962,724)	—	50,609,040
CTIVP® – MFS® Value Fund, Class 1 Shares
	373,510,429	—	(14,171,529)	(61,589,042)	297,749,858	—	14,005,470	—	9,063,923
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	319,514,125	106,406	—	(126,458,437)	193,162,094	—	—	—	5,327,140
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	363,066,503	17,468,000	(231,948)	(101,290,046)	279,012,509	—	375,328	—	6,568,091
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	371,736,211	—	(22,449,435)	(51,791,023)	297,495,753	—	17,887,084	—	9,815,102
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	764,707,694	16,911	(24,926,924)	(82,636,815)	657,160,866	—	(1,252,598)	—	68,812,656
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	92,024,794	—	(4,840,542)	(14,308,443)	72,875,809	—	5,029,537	—	1,894,847
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	90,240,155	4,326,524	(170,037)	(25,980,272)	68,416,370	—	229,476	—	1,996,392
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	883,709,552	15,121	(33,884,784)	(90,279,816)	759,560,073	—	(2,534,120)	—	76,414,494
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	416,501,598	—	(6,764,584)	(88,014,012)	321,723,002	—	9,877,079	—	11,021,686
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	512,808,164	86,820,586	(2,885,373)	(198,404,817)	398,338,560	72,163,236	545,871	8,722,349	47,252,498
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	329,760,663	37,428,971	—	(112,353,193)	254,836,441	16,004,082	—	—	26,190,795
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	331,970,001	6,979,962	(15,664,180)	(60,987,614)	262,298,169	—	580,641	6,979,962	31,832,302
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	225,841,833	23,974,549	—	(69,268,585)	180,547,797	—	—	—	6,818,270
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	242,339,116	—	(9,130,062)	(43,634,990)	189,574,064	—	5,300,684	—	6,043,165
Total	14,593,293,739			(2,393,674,498)	11,515,560,454	148,590,993	116,530,952	27,826,298

(e)	Non-income producing investment.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at June 30, 2022.
Abbreviation Legend
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	41,401,811	—	—	41,401,811
Equity Funds	—	—	—	5,969,480,613	5,969,480,613
Exchange-Traded Equity Funds	524,441,017	—	—	—	524,441,017
Exchange-Traded Fixed Income Funds	634,952,904	—	—	—	634,952,904
Fixed Income Funds	—	—	—	3,364,780,538	3,364,780,538
Residential Mortgage-Backed Securities - Agency	—	1,260,121,486	—	—	1,260,121,486
U.S. Treasury Obligations	1,335,630	—	—	—	1,335,630
Options Purchased Puts	177,013,800	—	—	—	177,013,800
Money Market Funds	2,181,299,303	—	—	—	2,181,299,303
Total Investments in Securities	3,519,042,654	1,301,523,297	—	9,334,261,151	14,154,827,102
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,743,600	—	—	2,743,600
Futures Contracts	34,873,811	—	—	—	34,873,811
Liability
Forward Foreign Currency Exchange Contracts	—	(1,028,468)	—	—	(1,028,468)
Futures Contracts	(8,714,769)	—	—	—	(8,714,769)
Swap Contracts	—	(2,769,591)	—	—	(2,769,591)
Total	3,545,201,696	1,300,468,838	—	9,334,261,151	14,179,931,685
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022	15

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,436,861,452)	$2,462,252,848
Affiliated issuers (cost $10,963,876,228)	11,515,560,454
Options purchased (cost $145,002,175)	177,013,800
Cash	2,016,000
Cash collateral held at broker for:
TBA	35,725,538
Margin deposits on:
Futures contracts	118,453,946
Swap contracts	6,061,832
Unrealized appreciation on forward foreign currency exchange contracts	2,743,600
Receivable for:
Investments sold	10,246,884
Investments sold on a delayed delivery basis	1,361,983,658
Capital shares sold	11,805
Dividends	3,382,824
Interest	1,592,394
Foreign tax reclaims	1,438
Variation margin for futures contracts	19,713,827
Prepaid expenses	76,104
Total assets	15,716,836,952
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	1,028,468
Payable for:
Investments purchased	112,013
Investments purchased on a delayed delivery basis	2,640,197,257
Capital shares purchased	14,523,962
Variation margin for futures contracts	7,540,038
Variation margin for swap contracts	69,384
Management services fees	69,147
Distribution and/or service fees	89,474
Service fees	655,568
Compensation of board members	554,859
Compensation of chief compliance officer	1,467
Other expenses	91,266
Total liabilities	2,664,932,903
Net assets applicable to outstanding capital stock	$13,051,904,049
Represented by
Trust capital	$13,051,904,049
Total - representing net assets applicable to outstanding capital stock	$13,051,904,049
Class 1
Net assets	$11,453,162
Shares outstanding	737,041
Net asset value per share	$15.54
Class 2
Net assets	$13,040,450,887
Shares outstanding	844,947,837
Net asset value per share	$15.43
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$13,720,336
Dividends — affiliated issuers	27,826,298
Interest	962,240
Total income	42,508,874
Expenses:
Management services fees	13,134,907
Distribution and/or service fees
Class 2	18,103,439
Service fees	4,340,987
Compensation of board members	58,588
Custodian fees	25,417
Printing and postage fees	36,064
Audit fees	15,301
Legal fees	80,825
Interest on collateral	84,738
Compensation of chief compliance officer	965
Other	81,181
Total expenses	35,962,412
Net investment income	6,546,462
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(124,868,163)
Investments — affiliated issuers	116,530,952
Capital gain distributions from underlying affiliated funds	148,590,993
Foreign currency translations	(5,010,046)
Forward foreign currency exchange contracts	9,793,353
Futures contracts	(316,017,007)
Options purchased	(24,154,847)
Swap contracts	(436,867)
Net realized loss	(195,571,632)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(285,754,934)
Investments — affiliated issuers	(2,393,674,498)
Forward foreign currency exchange contracts	1,715,132
Futures contracts	1,923,822
Options purchased	108,162,439
Swap contracts	(3,224,510)
Net change in unrealized appreciation (depreciation)	(2,570,852,549)
Net realized and unrealized loss	(2,766,424,181)
Net decrease in net assets resulting from operations	$(2,759,877,719)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022	17

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$6,546,462	$76,606,444
Net realized gain (loss)	(195,571,632)	1,348,344,067
Net change in unrealized appreciation (depreciation)	(2,570,852,549)	(70,623,358)
Net increase (decrease) in net assets resulting from operations	(2,759,877,719)	1,354,327,153
Decrease in net assets from capital stock activity	(564,311,420)	(824,111,038)
Total increase (decrease) in net assets	(3,324,189,139)	530,216,115
Net assets at beginning of period	16,376,093,188	15,845,877,073
Net assets at end of period	$13,051,904,049	$16,376,093,188

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	147,742	2,523,636	362,865	6,635,428
Redemptions	(6,324)	(106,648)	(15,595)	(287,069)
Net increase	141,418	2,416,988	347,270	6,348,359
Class 2
Subscriptions	306,347	5,317,610	2,671,476	47,602,993
Redemptions	(34,106,873)	(572,046,018)	(48,622,556)	(878,062,390)
Net decrease	(33,800,526)	(566,728,408)	(45,951,080)	(830,459,397)
Total net decrease	(33,659,108)	(564,311,420)	(45,603,810)	(824,111,038)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022

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Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$18.73	0.03	(3.22)	(3.19)
Year Ended 12/31/2021	$17.18	0.13	1.42	1.55
Year Ended 12/31/2020	$15.53	0.13	1.52	1.65
Year Ended 12/31/2019(e)	$14.19	0.13	1.21	1.34
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$18.62	0.01	(3.20)	(3.19)
Year Ended 12/31/2021	$17.13	0.08	1.41	1.49
Year Ended 12/31/2020	$15.52	0.08	1.53	1.61
Year Ended 12/31/2019	$13.36	0.18	1.98	2.16
Year Ended 12/31/2018	$14.19	0.13	(0.96)	(0.83)
Year Ended 12/31/2017	$12.41	0.09	1.69	1.78

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$15.54	(17.03%)	0.25%(c),(d)	0.25%(c),(d)	0.35%(c)	86%	$11,453
Year Ended 12/31/2021	$18.73	9.02%	0.25%(d)	0.25%(d)	0.69%	184%	$11,155
Year Ended 12/31/2020	$17.18	10.63%	0.25%	0.25%	0.82%	163%	$4,268
Year Ended 12/31/2019(e)	$15.53	9.44%	0.24%(c)	0.24%(c)	1.01%(c)	138%	$1,093
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$15.43	(17.13%)	0.50%(c),(d)	0.50%(c),(d)	0.09%(c)	86%	$13,040,451
Year Ended 12/31/2021	$18.62	8.70%	0.49%(d)	0.49%(d)	0.47%	184%	$16,364,939
Year Ended 12/31/2020	$17.13	10.37%	0.50%	0.50%	0.51%	163%	$15,841,609
Year Ended 12/31/2019	$15.52	16.17%	0.49%	0.49%	1.25%	138%	$15,229,993
Year Ended 12/31/2018	$13.36	(5.85%)	0.49%	0.49%	0.90%	92%	$13,743,943
Year Ended 12/31/2017	$14.19	14.34%	0.47%	0.47%	0.69%	98%	$14,678,387
The accompanying Notes to Financial Statements are an integral part of this statement.
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Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov. or on the Underlying Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may
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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to
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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to protect gains. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund
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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	34,795,736*
Equity risk	Investments, at value — Options Purchased	177,013,800
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,743,600
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	78,075*
Total		214,631,211

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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital - unrealized depreciation on swap contracts	2,769,591*
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	91,071*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,028,468
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	8,623,698*
Total		12,512,828

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(436,867)	(436,867)
Equity risk	—	(170,328,755)	(24,154,847)	—	(194,483,602)
Foreign exchange risk	9,793,353	670,796	—	—	10,464,149
Interest rate risk	—	(146,359,048)	—	—	(146,359,048)
Total	9,793,353	(316,017,007)	(24,154,847)	(436,867)	(330,815,368)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(3,224,510)	(3,224,510)
Equity risk	—	19,519,374	108,162,439	—	127,681,813
Foreign exchange risk	1,715,132	(1,806,915)	—	—	(91,783)
Interest rate risk	—	(15,788,637)	—	—	(15,788,637)
Total	1,715,132	1,923,822	108,162,439	(3,224,510)	108,576,883
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	2,653,521,395
Futures contracts — short	702,596,923
Credit default swap contracts — sell protection	200,000,000

Derivative instrument	Average value ($)*
Options contracts — purchased	183,030,725

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	5,888,816	(2,018,414)

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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2022:
	Barclays ($)	Citi ($)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	1,871,900	-	-	-	-	871,700	2,743,600
Options purchased puts	-	-	-	177,013,800	-	-	177,013,800
Total assets	1,871,900	-	-	177,013,800	-	871,700	179,757,400
Liabilities
Centrally cleared credit default swap contracts (a)	-	-	-	-	69,384	-	69,384
Forward foreign currency exchange contracts	-	676,436	352,032	-	-	-	1,028,468
Total liabilities	-	676,436	352,032	-	69,384	-	1,097,852
Total financial and derivative net assets	1,871,900	(676,436)	(352,032)	177,013,800	(69,384)	871,700	178,659,548
Total collateral received (pledged) (b)	-	-	-	-	(69,384)	-	(69,384)
Net amount (c)	1,871,900	(676,436)	(352,032)	177,013,800	-	871,700	178,728,932

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
30	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.18% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the
32	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2022 through April 30, 2023	Prior to May 1, 2022
Class 1	0.79%	0.80%
Class 2	1.04	1.05
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $11,569,070,386 and $11,973,166,761, respectively, for the six months ended June 30, 2022, of which $10,876,647,931 and $10,918,922,676, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022	33

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 8. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such
34	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022	35

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Managed Volatility Moderate Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
36	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Management Agreement, the Board also took
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022	37

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management
38	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2022	39

Variable Portfolio – Managed Volatility Moderate Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7048_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Emerging Markets Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Emerging Markets Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Emerging Markets Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Dara White, CFA
Lead Portfolio Manager
Managed Fund since 2012
Robert Cameron
Portfolio Manager
Managed Fund since 2012
Perry Vickery, CFA
Portfolio Manager
Managed Fund since 2017
Derek Lin, CFA
Portfolio Manager
Managed Fund since 2020
Darren Powell, CFA
Portfolio Manager
Managed Fund since 2021
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-29.92	-39.78	1.44	3.54
Class 2	05/03/10	-29.96	-39.92	1.19	3.29
Class 3	05/01/00	-29.97	-39.87	1.31	3.40
MSCI Emerging Markets Index (Net)		-17.63	-25.28	2.18	3.06
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	10.6
Consumer Discretionary	21.5
Consumer Staples	2.1
Energy	3.5
Financials	22.4
Health Care	6.6
Industrials	6.5
Information Technology	25.0
Materials	0.4
Real Estate	1.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2022)
Argentina	2.8
Brazil	6.2
Canada	0.8
China	35.0
Hong Kong	3.3
India	13.0
Indonesia	6.6
Kazakhstan	0.4
Malaysia	0.3
Mexico	1.0
Philippines	0.5
Poland	0.7
Russian Federation	0.0(a)
South Africa	1.1
South Korea	10.8
Taiwan	12.8
Thailand	1.8
United States(b)	2.3
Uruguay	0.6
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	700.80	1,019.19	4.77	5.66	1.13
Class 2	1,000.00	1,000.00	700.40	1,017.95	5.82	6.90	1.38
Class 3	1,000.00	1,000.00	700.30	1,018.60	5.27	6.26	1.25
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.8%
Issuer	Shares	Value ($)
Argentina 2.8%
Globant SA(a)	19,844	3,452,856
MercadoLibre, Inc.(a)	5,558	3,539,723
Total		6,992,579
Brazil 5.4%
Afya Ltd., Class A(a)	109,185	1,086,391
Banco BTG Pactual SA	215,931	924,219
Itaú Unibanco Holding SA, ADR	626,378	2,680,898
Localiza Rent a Car SA	252,944	2,531,639
NU Holdings Ltd., Class A(a)	262,960	983,470
Pagseguro Digital Ltd., Class A(a)	144,907	1,483,848
Petro Rio SA(a)	527,706	2,215,307
XP, Inc., Class A(a)	101,268	1,818,773
Total		13,724,545
Canada 0.8%
Parex Resources, Inc.	118,123	2,000,529
China 35.1%
Alibaba Group Holding Ltd.(a)	234,700	3,348,088
Alibaba Group Holding Ltd., ADR(a)	27,015	3,071,065
Bafang Electric Suzhou Co., Ltd., Class A	45,269	1,317,205
Baidu, Inc. Class A(a)	165,950	3,143,623
Beijing Kingsoft Office Software, Inc., Class A	27,178	801,928
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	113,800	876,698
Bilibili, Inc.(a)	24,300	622,959
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Tourism Group Duty Free Corp., Ltd., Class A(a)	72,000	2,510,116
Contemporary Amperex Technology Co., Ltd., Class A	19,600	1,570,204
Country Garden Services Holdings Co., Ltd.	644,000	2,890,189
Full Truck Alliance Co., Ltd., ADR(a)	125,079	1,133,216
JD.com, Inc., ADR	112,335	7,214,154
JD.com, Inc., Class A	43,714	1,408,598
KE Holdings, Inc., ADR(a)	94,593	1,697,944
Kingdee International Software Group Co., Ltd.(a)	627,150	1,477,572
Kuaishou Technology(a)	179,200	2,013,971
Li Ning Co., Ltd.	473,000	4,404,147
Medlive Technology Co., Ltd.	216,754	319,856
Common Stocks (continued)
Issuer	Shares	Value ($)
Meituan, Class B(a)	388,800	9,702,228
Midea Group Co., Ltd., Class A	377,500	3,416,774
NetEase, Inc.	64,800	1,220,800
NetEase, Inc., ADR	46,021	4,296,520
New Horizon Health Ltd.(a)	251,000	757,513
Pinduoduo, Inc., ADR(a)	28,481	1,760,126
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	54,100	2,536,768
Shenzhou International Group Holdings Ltd.	186,800	2,280,008
Silergy Corp.	15,000	1,212,891
Tencent Holdings Ltd.	278,601	12,610,915
WuXi AppTec Co., Ltd., Class H	173,539	2,321,597
WuXi Biologics Cayman, Inc.(a)	603,000	5,587,050
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	341,000	1,402,456
Total		88,927,180
Hong Kong 3.3%
AIA Group Ltd.	310,200	3,389,422
Hong Kong Exchanges and Clearing Ltd.	32,300	1,597,438
Techtronic Industries Co., Ltd.	326,003	3,404,173
Total		8,391,033
India 13.1%
Apollo Hospitals Enterprise Ltd.	58,978	2,759,399
AU Small Finance Bank Ltd.(a)	220,006	1,655,608
Bajaj Finance Ltd.	25,450	1,751,142
Balkrishna Industries Ltd.	68,938	1,884,924
Cholamandalam Investment and Finance Co., Ltd.	286,411	2,256,156
Divi’s Laboratories Ltd.	17,218	793,640
Dixon Technologies India Ltd.	13,953	634,259
Eicher Motors Ltd.	39,021	1,386,324
Godrej Properties Ltd.(a)	34,332	516,199
HDFC Bank Ltd., ADR	76,497	4,204,275
HDFC Life Insurance Co., Ltd.	138,529	967,240
ICICI Bank Ltd., ADR	280,335	4,973,143
Infosys Ltd., ADR	203,619	3,768,988
InterGlobe Aviation Ltd.(a)	57,455	1,175,756
Reliance Industries Ltd.(a)	132,461	4,373,780
Total		33,100,833
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 6.6%
PT Ace Hardware Indonesia Tbk	10,507,500	543,096
PT Astra International Tbk	4,813,000	2,144,993
PT Bank BTPN Syariah Tbk	7,985,800	1,513,261
PT Bank Central Asia Tbk	10,691,000	5,205,875
PT Bank Rakyat Indonesia Persero Tbk	26,224,539	7,323,617
Total		16,730,842
Kazakhstan 0.4%
Kaspi.KZ JSC, GDR(b),(c),(d)	19,550	889,525
Malaysia 0.3%
Public Bank Bhd	684,900	679,397
Mexico 1.0%
Wal-Mart de Mexico SAB de CV, Class V	764,245	2,629,889
Philippines 0.5%
Ayala Land, Inc.	2,859,200	1,329,005
Poland 0.7%
Dino Polska SA(a)	26,266	1,873,469
Russian Federation 0.0%
Detsky Mir PJSC(b),(c),(e)	911,435	0
Fix Price Group Ltd., GDR(b),(c),(d),(e)	502,952	1
Ozon Holdings PLC, ADR(a),(b),(c),(e)	58,548	0
TCS Group Holding PLC, GDR(a),(b),(c),(e)	26,653	0
Yandex NV, Class A(a),(b),(c),(e)	73,098	0
Total		1
South Africa 1.1%
Capitec Bank Holdings Ltd.	16,405	2,010,602
Clicks Group Ltd.	43,489	730,602
Total		2,741,204
South Korea 9.5%
Coupang, Inc.(a)	132,068	1,683,867
Hana Financial Group, Inc.	62,844	1,910,064
NAVER Corp.	8,844	1,649,641
Samsung Biologics Co., Ltd.(a)	2,096	1,281,425
Samsung Electro-Mechanics Co., Ltd.	17,173	1,737,456
Samsung Electronics Co., Ltd.	207,814	9,166,127
Samsung SDI Co., Ltd.	6,506	2,682,977
Common Stocks (continued)
Issuer	Shares	Value ($)
SK Hynix, Inc.	56,922	4,019,497
Total		24,131,054
Taiwan 12.8%
ASMedia Technology, Inc.	30,000	1,129,788
Cathay Financial Holding Co., Ltd.	2,105,000	3,604,543
Chailease Holding Co., Ltd.	113,400	795,665
Delta Electronics	212,000	1,580,726
MediaTek, Inc.	88,000	1,931,704
Parade Technologies Ltd.	42,000	1,635,088
Sea Ltd. ADR(a)	10,466	699,757
Taiwan Semiconductor Manufacturing Co., Ltd.	1,184,838	18,988,631
Unimicron Technology Corp.	394,356	2,110,537
Total		32,476,439
Thailand 1.8%
Kasikornbank PCL, Foreign Registered Shares	592,500	2,528,382
Muangthai Capital PCL, Foreign Registered Shares	1,576,900	1,908,861
Total		4,437,243
Uruguay 0.6%
Dlocal Ltd.(a)	61,043	1,602,379
Total Common Stocks (Cost $255,986,883)		242,657,146

Preferred Stocks 2.1%
Issuer	Shares	Value ($)
Brazil 0.8%
Azul SA(a)	884,592	2,089,168
South Korea 1.3%
Samsung Electronics Co., Ltd.	80,792	3,247,467
Total Preferred Stocks (Cost $6,490,590)		5,336,635

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(f),(g)	5,736,670	5,733,228
Total Money Market Funds (Cost $5,733,215)		5,733,228
Total Investments in Securities (Cost $268,210,688)		253,727,009
Other Assets & Liabilities, Net		(577,732)
Net Assets		$253,149,277

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2022, the total value of these securities amounted to $889,527, which represents 0.35% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $889,526, which represents 0.35% of total net assets.
(e)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At June 30, 2022, the total market value of these securities amounted to $1, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Yandex NV, Class A	09/01/2017-04/02/2020	73,098	2,575,554	—
Detsky Mir PJSC	02/08/2017-09/21/2020	911,435	1,345,538	—
TCS Group Holding PLC, GDR	01/10/2018-01/25/2022	26,653	726,918	—
Ozon Holdings PLC, ADR	12/17/2020-09/21/2021	58,548	2,951,530	—
Fix Price Group Ltd., GDR	03/05/2021-03/08/2021	502,952	4,907,336	1
			12,506,876	1

(f)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	11,904,161	44,885,492	(51,057,024)	599	5,733,228	(4,286)	15,473	5,736,670
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	6,992,579	—	—	6,992,579
Brazil	13,724,545	—	—	13,724,545
Canada	2,000,529	—	—	2,000,529
China	19,173,025	69,754,154	1	88,927,180
Hong Kong	—	8,391,033	—	8,391,033
India	12,946,406	20,154,427	—	33,100,833
Indonesia	—	16,730,842	—	16,730,842
Kazakhstan	—	—	889,525	889,525
Malaysia	—	679,397	—	679,397
Mexico	2,629,889	—	—	2,629,889
Philippines	—	1,329,005	—	1,329,005
Poland	—	1,873,469	—	1,873,469
Russian Federation	—	—	1	1
South Africa	—	2,741,204	—	2,741,204
South Korea	1,683,867	22,447,187	—	24,131,054
Taiwan	699,757	31,776,682	—	32,476,439
Thailand	—	4,437,243	—	4,437,243
Uruguay	1,602,379	—	—	1,602,379
Total Common Stocks	61,452,976	180,314,643	889,527	242,657,146
Preferred Stocks
Brazil	2,089,168	—	—	2,089,168
South Korea	—	3,247,467	—	3,247,467
Total Preferred Stocks	2,089,168	3,247,467	—	5,336,635
Money Market Funds	5,733,228	—	—	5,733,228
Total Investments in Securities	69,275,372	183,562,110	889,527	253,727,009
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022	9

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $262,477,473)	$247,993,781
Affiliated issuers (cost $5,733,215)	5,733,228
Foreign currency (cost $156,859)	156,859
Receivable for:
Capital shares sold	1,017
Dividends	514,221
Foreign tax reclaims	35,983
Expense reimbursement due from Investment Manager	813
Prepaid expenses	6,690
Total assets	254,442,592
Liabilities
Due to custodian	2,041
Payable for:
Investments purchased	156,859
Capital shares purchased	181,938
Foreign capital gains taxes deferred	786,880
Management services fees	5,319
Distribution and/or service fees	599
Service fees	10,385
Compensation of board members	111,694
Compensation of chief compliance officer	32
Other expenses	37,568
Total liabilities	1,293,315
Net assets applicable to outstanding capital stock	$253,149,277
Represented by
Paid in capital	259,832,431
Total distributable earnings (loss)	(6,683,154)
Total - representing net assets applicable to outstanding capital stock	$253,149,277
Class 1
Net assets	$61,474,972
Shares outstanding	6,539,708
Net asset value per share	$9.40
Class 2
Net assets	$59,716,588
Shares outstanding	6,477,868
Net asset value per share	$9.22
Class 3
Net assets	$131,957,717
Shares outstanding	14,155,894
Net asset value per share	$9.32
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,263,034
Dividends — affiliated issuers	15,473
Interfund lending	3
Foreign taxes withheld	(420,586)
Total income	1,857,924
Expenses:
Management services fees	1,620,213
Distribution and/or service fees
Class 2	84,755
Class 3	97,731
Service fees	69,609
Compensation of board members	2,840
Custodian fees	62,104
Printing and postage fees	19,958
Audit fees	23,117
Legal fees	6,760
Compensation of chief compliance officer	15
Other	30,663
Total expenses	2,017,765
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(176,084)
Total net expenses	1,841,681
Net investment income	16,243
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,298,104
Investments — affiliated issuers	(4,286)
Foreign currency translations	(109,931)
Net realized gain	10,183,887
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(120,032,255)
Investments — affiliated issuers	599
Foreign currency translations	(1,360)
Foreign capital gains tax	1,363,845
Net change in unrealized appreciation (depreciation)	(118,669,171)
Net realized and unrealized loss	(108,485,284)
Net decrease in net assets resulting from operations	$(108,469,041)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income (loss)	$16,243	$(1,132,869)
Net realized gain	10,183,887	80,156,583
Net change in unrealized appreciation (depreciation)	(118,669,171)	(104,820,839)
Net decrease in net assets resulting from operations	(108,469,041)	(25,797,125)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(19,236,412)	(6,131,794)
Class 2	(18,957,219)	(3,847,632)
Class 3	(41,600,090)	(10,278,225)
Total distributions to shareholders	(79,793,721)	(20,257,651)
Increase (decrease) in net assets from capital stock activity	80,395,822	(61,812,019)
Total decrease in net assets	(107,866,940)	(107,866,795)
Net assets at beginning of period	361,016,217	468,883,012
Net assets at end of period	$253,149,277	$361,016,217

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	142,737	2,193,438	185,706	4,005,276
Distributions reinvested	2,022,756	19,236,412	272,325	6,131,794
Redemptions	(36,000)	(535,929)	(3,867,668)	(86,223,548)
Net increase (decrease)	2,129,493	20,893,921	(3,409,637)	(76,086,478)
Class 2
Subscriptions	388,690	6,207,877	787,974	17,403,719
Distributions reinvested	2,034,037	18,957,219	172,269	3,847,632
Redemptions	(149,378)	(2,243,134)	(242,592)	(5,172,823)
Net increase	2,273,349	22,921,962	717,651	16,078,528
Class 3
Subscriptions	159,912	2,605,708	273,093	5,991,387
Distributions reinvested	4,411,462	41,600,090	457,739	10,278,225
Redemptions	(496,135)	(7,625,859)	(840,148)	(18,073,681)
Net increase (decrease)	4,075,239	36,579,939	(109,316)	(1,804,069)
Total net increase (decrease)	8,478,081	80,395,822	(2,801,302)	(61,812,019)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022

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Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$19.42	0.01	(5.77)	(5.76)	—	(4.26)	(4.26)
Year Ended 12/31/2021	$21.90	(0.03)	(1.41)	(1.44)	(0.24)	(0.80)	(1.04)
Year Ended 12/31/2020	$18.98	(0.01)	5.36	5.35	(0.12)	(2.31)	(2.43)
Year Ended 12/31/2019	$16.38	0.09	4.79	4.88	(0.04)	(2.25)	(2.29)
Year Ended 12/31/2018	$21.04	0.14	(4.67)	(4.53)	(0.13)	—	(0.13)
Year Ended 12/31/2017	$14.29	0.05	6.73	6.78	(0.03)	—	(0.03)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$19.18	(0.01)	(5.69)	(5.70)	—	(4.26)	(4.26)
Year Ended 12/31/2021	$21.66	(0.08)	(1.40)	(1.48)	(0.20)	(0.80)	(1.00)
Year Ended 12/31/2020	$18.78	(0.05)	5.32	5.27	(0.08)	(2.31)	(2.39)
Year Ended 12/31/2019	$16.26	0.06	4.73	4.79	(0.02)	(2.25)	(2.27)
Year Ended 12/31/2018	$20.84	0.06	(4.59)	(4.53)	(0.05)	—	(0.05)
Year Ended 12/31/2017	$14.17	0.01	6.66	6.67	(0.00)(g)	—	(0.00)(g)
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$19.32	0.00(g)	(5.74)	(5.74)	—	(4.26)	(4.26)
Year Ended 12/31/2021	$21.80	(0.06)	(1.40)	(1.46)	(0.22)	(0.80)	(1.02)
Year Ended 12/31/2020	$18.89	(0.03)	5.35	5.32	(0.10)	(2.31)	(2.41)
Year Ended 12/31/2019	$16.33	0.08	4.76	4.84	(0.03)	(2.25)	(2.28)
Year Ended 12/31/2018	$20.96	0.09	(4.63)	(4.54)	(0.09)	—	(0.09)
Year Ended 12/31/2017	$14.24	0.03	6.71	6.74	(0.02)	—	(0.02)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.
(g)	Rounds to zero.
(h)	The Fund received a payment from an affiliate which had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	—	$9.40	(29.92%)	1.25%(c)	1.13%(c)	0.14%(c)	29%	$61,475
Year Ended 12/31/2021	—	$19.42	(7.20%)	1.22%(d)	1.14%(d)	(0.16%)	28%	$85,630
Year Ended 12/31/2020	—	$21.90	33.61%	1.23%(d),(e)	1.14%(d),(e)	(0.05%)	26%	$171,261
Year Ended 12/31/2019	0.01	$18.98	31.50%(f)	1.22%(d)	1.17%(d)	0.53%	26%	$133,990
Year Ended 12/31/2018	—	$16.38	(21.62%)	1.20%(d)	1.20%(d)	0.70%	41%	$196,720
Year Ended 12/31/2017	—	$21.04	47.51%	1.25%(e)	1.24%(e)	0.31%	43%	$457,065
Class 2
Six Months Ended 6/30/2022 (Unaudited)	—	$9.22	(29.96%)	1.50%(c)	1.38%(c)	(0.10%)(c)	29%	$59,717
Year Ended 12/31/2021	—	$19.18	(7.47%)	1.48%(d)	1.39%(d)	(0.39%)	28%	$80,663
Year Ended 12/31/2020	—	$21.66	33.31%	1.48%(d),(e)	1.39%(d),(e)	(0.30%)	26%	$75,522
Year Ended 12/31/2019	0.00(g)	$18.78	31.13%(h)	1.47%(d)	1.42%(d)	0.33%	26%	$55,859
Year Ended 12/31/2018	—	$16.26	(21.78%)	1.47%(d)	1.46%(d)	0.33%	41%	$42,531
Year Ended 12/31/2017	—	$20.84	47.10%	1.50%(e)	1.48%(e)	0.04%	43%	$46,421
Class 3
Six Months Ended 6/30/2022 (Unaudited)	—	$9.32	(29.97%)	1.37%(c)	1.25%(c)	0.00%(c),(g)	29%	$131,958
Year Ended 12/31/2021	—	$19.32	(7.33%)	1.35%(d)	1.26%(d)	(0.27%)	28%	$194,723
Year Ended 12/31/2020	—	$21.80	33.51%	1.35%(d),(e)	1.27%(d),(e)	(0.18%)	26%	$222,100
Year Ended 12/31/2019	0.00(g)	$18.89	31.29%(h)	1.34%(d)	1.29%(d)	0.45%	26%	$196,505
Year Ended 12/31/2018	—	$16.33	(21.73%)	1.34%(d)	1.33%(d)	0.44%	41%	$173,529
Year Ended 12/31/2017	—	$20.96	47.34%	1.37%(e)	1.36%(e)	0.18%	43%	$244,408
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022	15

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Emerging Markets Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.70% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 1.10% of the Fund’s average daily net assets.
18	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.05% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2022 through April 30, 2023	Prior to May 1, 2022
Class 1	1.12%	1.13%
Class 2	1.37	1.38
Class 3	1.245	1.255
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
268,211,000	39,772,000	(54,256,000)	(14,484,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $92,263,785 and $86,276,499, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
20	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	200,000	0.61	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 9. Significant risks
Consumer discretionary sector risk
The Fund is more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Greater China. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater China region. The region consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries, and the Fund’s investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
22	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 99.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Variable interest entity risk
Many Chinese companies to which the Fund seeks investment exposure use a structure known as a variable interest entity (a VIE) to address Chinese restrictions on direct foreign investment in Chinese companies operating in certain sectors. The Fund’s investment exposure to VIEs may pose additional risks because the Fund’s investment is in a holding company domiciled outside of China (a Holding Company) whose interests in the business of the underlying Chinese operating company (the VIE) are established through contracts rather than equity ownership. The VIE structure is a longstanding practice in China but, until recently, was not acknowledged by the Chinese government, creating uncertainty over the possibility that the Chinese government might cease to tolerate VIE structures at any time or impose new restrictions on the structure. In such a scenario, the Chinese operating company could be subject to penalties, including revocation of its business and operating license, or the Holding Company could forfeit its interest in the business of the Chinese operating company. Further, in case of a dispute, the remedies and rights of the Fund may be limited, and legal uncertainty may be exploited against the interests of the Fund. Control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the contractual arrangements, is subject to legal proceedings, or if any physical instruments or property of the VIE, such as seals, business registration certificates, financial data and licensing arrangements (sometimes referred to as “chops”), are used without authorization. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. In addition to the risk of government intervention, investments through a VIE structure are subject to the risks that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, that Chinese law changes in a way that adversely affects the enforceability of the arrangements and that the contracts are otherwise not enforceable under Chinese law, in which case a Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Further, the Fund is not a VIE owner/shareholder and cannot exert influence through proxy voting or other means. Foreign companies listed on stock exchanges in the United States, including companies using the VIE structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of U.S. regulators. Recently, however, China has proposed the adoption of rules which would affirm that VIEs are legally permissible, though there remains significant uncertainty over how these rules will operate. Any of these risks could reduce the liquidity and value of the Fund’s investments in Holding Companies or render them valueless.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual
24	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
(10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022	25

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Emerging Markets Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
26	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022	27

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had
28	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2022	29

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Columbia Variable Portfolio – Emerging Markets Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7007_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Disciplined Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Disciplined Core Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Disciplined Core Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with capital appreciation.
Portfolio management
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2019
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since 2021
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-19.56	-9.01	10.81	12.42
Class 2	05/03/10	-19.67	-9.24	10.53	12.14
Class 3	10/13/81	-19.62	-9.13	10.67	12.28
S&P 500 Index		-19.96	-10.62	11.31	12.96
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	98.7
Money Market Funds	1.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	9.1
Consumer Discretionary	10.5
Consumer Staples	6.7
Energy	4.1
Financials	10.6
Health Care	15.4
Industrials	8.5
Information Technology	26.9
Materials	2.5
Real Estate	3.1
Utilities	2.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	804.40	1,021.47	3.00	3.36	0.67
Class 2	1,000.00	1,000.00	803.30	1,020.23	4.11	4.61	0.92
Class 3	1,000.00	1,000.00	803.80	1,020.88	3.53	3.96	0.79
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 9.0%
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.	422,265	21,429,949
Interactive Media & Services 7.3%
Alphabet, Inc., Class A(a)	89,327	194,666,758
Meta Platforms, Inc., Class A(a)	442,943	71,424,559
Total		266,091,317
Media 1.1%
Interpublic Group of Companies, Inc. (The)	1,457,972	40,137,969
Total Communication Services		327,659,235
Consumer Discretionary 10.4%
Automobiles 0.6%
Tesla Motors, Inc.(a)	32,559	21,925,882
Hotels, Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	44,509	5,034,858
Expedia Group, Inc.(a)	376,608	35,713,737
Total		40,748,595
Household Durables 1.7%
Lennar Corp., Class A	470,505	33,203,538
PulteGroup, Inc.	746,258	29,574,204
Total		62,777,742
Internet & Direct Marketing Retail 1.7%
Amazon.com, Inc.(a)	564,680	59,974,663
Specialty Retail 3.5%
AutoZone, Inc.(a)	27,878	59,913,167
O’Reilly Automotive, Inc.(a)	89,961	56,833,761
Ulta Beauty, Inc.(a)	29,200	11,256,016
Total		128,002,944
Textiles, Apparel & Luxury Goods 1.8%
Ralph Lauren Corp.	416,036	37,297,628
Tapestry, Inc.	317,495	9,689,947
Under Armour, Inc., Class A(a)	2,172,603	18,097,783
Total		65,085,358
Total Consumer Discretionary		378,515,184
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.6%
Food & Staples Retailing 0.7%
Kroger Co. (The)	538,433	25,484,034
Food Products 1.6%
Tyson Foods, Inc., Class A	692,906	59,631,491
Household Products 2.0%
Procter & Gamble Co. (The)	510,509	73,406,089
Tobacco 2.3%
Altria Group, Inc.	1,210,234	50,551,474
Philip Morris International, Inc.	318,234	31,422,425
Total		81,973,899
Total Consumer Staples		240,495,513
Energy 4.1%
Oil, Gas & Consumable Fuels 4.1%
ConocoPhillips Co.	154,259	13,854,001
Devon Energy Corp.	182,700	10,068,597
Exxon Mobil Corp.	1,064,491	91,163,009
Marathon Petroleum Corp.	417,162	34,294,888
Total		149,380,495
Total Energy		149,380,495
Financials 10.4%
Banks 2.0%
Wells Fargo & Co.	1,829,007	71,642,204
Capital Markets 2.3%
Bank of New York Mellon Corp. (The)	341,457	14,242,171
Morgan Stanley	928,831	70,646,886
Total		84,889,057
Consumer Finance 2.0%
Capital One Financial Corp.	489,930	51,045,807
Discover Financial Services	252,317	23,864,142
Total		74,909,949
Diversified Financial Services 0.2%
Voya Financial, Inc.	119,711	7,126,396
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.9%
Allstate Corp. (The)	131,764	16,698,452
Aon PLC, Class A	32,247	8,696,371
Marsh & McLennan Companies, Inc.	424,824	65,953,926
MetLife, Inc.	817,374	51,322,913
Total		142,671,662
Total Financials		381,239,268
Health Care 15.2%
Biotechnology 2.5%
AbbVie, Inc.	231,422	35,444,594
Amgen, Inc.	14,883	3,621,034
BioMarin Pharmaceutical, Inc.(a)	128,947	10,685,838
Regeneron Pharmaceuticals, Inc.(a)	23,360	13,808,797
Vertex Pharmaceuticals, Inc.(a)	95,493	26,908,972
Total		90,469,235
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	536,894	58,333,533
Health Care Providers & Services 3.8%
CVS Health Corp.	494,845	45,852,338
McKesson Corp.	185,685	60,572,304
Molina Healthcare, Inc.(a)	123,666	34,578,250
Total		141,002,892
Life Sciences Tools & Services 1.9%
IQVIA Holdings, Inc.(a)	321,706	69,806,985
Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.	1,118,091	86,093,007
Pfizer, Inc.	1,978,083	103,710,891
Viatris, Inc.	587,706	6,153,282
Total		195,957,180
Total Health Care		555,569,825
Industrials 8.3%
Aerospace & Defense 3.7%
General Dynamics Corp.	297,240	65,764,350
Lockheed Martin Corp.	107,314	46,140,728
Textron, Inc.	385,776	23,559,340
Total		135,464,418
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	158,609	28,952,487
Airlines 0.2%
Delta Air Lines, Inc.(a)	103,415	2,995,933
Southwest Airlines Co.(a)	95,552	3,451,338
Total		6,447,271
Commercial Services & Supplies 0.9%
Cintas Corp.	73,119	27,312,140
Republic Services, Inc.	54,903	7,185,156
Total		34,497,296
Electrical Equipment 1.1%
Emerson Electric Co.	494,750	39,352,415
Machinery 1.0%
Otis Worldwide Corp.	299,694	21,179,375
Snap-On, Inc.	79,825	15,727,920
Total		36,907,295
Professional Services 0.3%
Robert Half International, Inc.	140,132	10,494,485
Road & Rail 0.3%
Norfolk Southern Corp.	57,512	13,071,902
Total Industrials		305,187,569
Information Technology 26.6%
Communications Equipment 2.0%
Cisco Systems, Inc.	1,698,099	72,406,941
IT Services 2.2%
Accenture PLC, Class A	65,636	18,223,835
Gartner, Inc.(a)	62,800	15,186,924
MasterCard, Inc., Class A	83,956	26,486,439
VeriSign, Inc.(a)	126,381	21,147,333
Total		81,044,531
Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc.(a)	680,940	52,071,482
Lam Research Corp.	135,948	57,934,240
QUALCOMM, Inc.	495,094	63,243,308
Total		173,249,030

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.8%
Adobe, Inc.(a)	163,032	59,679,494
Autodesk, Inc.(a)	97,231	16,719,843
Fortinet, Inc.(a)	1,175,485	66,508,941
Microsoft Corp.	985,100	253,003,233
Total		395,911,511
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.(b)	1,811,977	247,733,495
Total Information Technology		970,345,508
Materials 2.5%
Chemicals 1.6%
Dow, Inc.	1,115,921	57,592,683
Metals & Mining 0.9%
Nucor Corp.	311,221	32,494,585
Total Materials		90,087,268
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
SBA Communications Corp.	128,558	41,144,988
Simon Property Group, Inc.	89,289	8,475,312
Weyerhaeuser Co.	1,937,946	64,184,771
Total		113,805,071
Total Real Estate		113,805,071
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.6%
Electric Utilities 2.6%
American Electric Power Co., Inc.	362,062	34,736,228
Evergy, Inc.	456,589	29,792,432
NRG Energy, Inc.	784,880	29,958,870
Total		94,487,530
Total Utilities		94,487,530
Total Common Stocks (Cost $3,326,835,799)		3,606,772,466

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(c),(d)	49,330,722	49,301,124
Total Money Market Funds (Cost $49,307,539)		49,301,124
Total Investments in Securities (Cost: $3,376,143,338)		3,656,073,590
Other Assets & Liabilities, Net		(5,178,025)
Net Assets		3,650,895,565

At June 30, 2022, securities and/or cash totaling $5,229,540 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	295	09/2022	USD	55,895,125	—	(2,733,014)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2022.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	65,296,168	170,067,617	(186,056,246)	(6,415)	49,301,124	(17,794)	89,534	49,330,722
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	327,659,235	—	—	327,659,235
Consumer Discretionary	378,515,184	—	—	378,515,184
Consumer Staples	240,495,513	—	—	240,495,513
Energy	149,380,495	—	—	149,380,495
Financials	381,239,268	—	—	381,239,268
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Health Care	555,569,825	—	—	555,569,825
Industrials	305,187,569	—	—	305,187,569
Information Technology	970,345,508	—	—	970,345,508
Materials	90,087,268	—	—	90,087,268
Real Estate	113,805,071	—	—	113,805,071
Utilities	94,487,530	—	—	94,487,530
Total Common Stocks	3,606,772,466	—	—	3,606,772,466
Money Market Funds	49,301,124	—	—	49,301,124
Total Investments in Securities	3,656,073,590	—	—	3,656,073,590
Investments in Derivatives
Liability
Futures Contracts	(2,733,014)	—	—	(2,733,014)
Total	3,653,340,576	—	—	3,653,340,576
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,326,835,799)	$3,606,772,466
Affiliated issuers (cost $49,307,539)	49,301,124
Receivable for:
Investments sold	93,016,895
Dividends	3,662,704
Variation margin for futures contracts	47,361
Prepaid expenses	26,386
Total assets	3,752,826,936
Liabilities
Payable for:
Investments purchased	99,490,928
Capital shares purchased	1,595,039
Variation margin for futures contracts	387,350
Management services fees	65,240
Distribution and/or service fees	4,406
Service fees	63,381
Compensation of board members	265,828
Compensation of chief compliance officer	403
Other expenses	58,796
Total liabilities	101,931,371
Net assets applicable to outstanding capital stock	$3,650,895,565
Represented by
Trust capital	$3,650,895,565
Total - representing net assets applicable to outstanding capital stock	$3,650,895,565
Class 1
Net assets	$2,421,607,436
Shares outstanding	33,970,338
Net asset value per share	$71.29
Class 2
Net assets	$46,041,587
Shares outstanding	665,575
Net asset value per share	$69.18
Class 3
Net assets	$1,183,246,542
Shares outstanding	16,859,686
Net asset value per share	$70.18
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022	11

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$39,333,581
Dividends — affiliated issuers	89,534
Total income	39,423,115
Expenses:
Management services fees	13,310,095
Distribution and/or service fees
Class 2	63,065
Class 3	848,146
Service fees	423,196
Compensation of board members	14,875
Custodian fees	12,528
Printing and postage fees	39,783
Audit fees	14,669
Legal fees	26,928
Interest on collateral	467
Compensation of chief compliance officer	295
Other	29,977
Total expenses	14,784,024
Net investment income	24,639,091
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	164,544,559
Investments — affiliated issuers	(17,794)
Foreign currency translations	(151)
Futures contracts	(7,360,938)
Net realized gain	157,165,676
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,078,363,243)
Investments — affiliated issuers	(6,415)
Futures contracts	(4,652,301)
Net change in unrealized appreciation (depreciation)	(1,083,021,959)
Net realized and unrealized loss	(925,856,283)
Net decrease in net assets resulting from operations	$(901,217,192)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$24,639,091	$42,506,234
Net realized gain	157,165,676	1,047,675,021
Net change in unrealized appreciation (depreciation)	(1,083,021,959)	204,271,682
Net increase (decrease) in net assets resulting from operations	(901,217,192)	1,294,452,937
Decrease in net assets from capital stock activity	(156,400,281)	(1,627,511,802)
Total decrease in net assets	(1,057,617,473)	(333,058,865)
Net assets at beginning of period	4,708,513,038	5,041,571,903
Net assets at end of period	$3,650,895,565	$4,708,513,038

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	196,115	14,577,294	157,955	12,007,746
Redemptions	(1,329,176)	(109,555,303)	(20,676,360)	(1,495,894,104)
Net decrease	(1,133,061)	(94,978,009)	(20,518,405)	(1,483,886,358)
Class 2
Subscriptions	57,306	4,480,452	75,216	5,837,666
Redemptions	(29,319)	(2,272,754)	(74,199)	(5,692,992)
Net increase	27,987	2,207,698	1,017	144,674
Class 3
Subscriptions	1,186	93,382	16,044	1,225,611
Redemptions	(805,378)	(63,723,352)	(1,884,721)	(144,995,729)
Net decrease	(804,192)	(63,629,970)	(1,868,677)	(143,770,118)
Total net decrease	(1,909,266)	(156,400,281)	(22,386,065)	(1,627,511,802)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$88.63	0.49	(17.83)	(17.34)
Year Ended 12/31/2021	$66.77	0.75	21.11	21.86
Year Ended 12/31/2020	$58.51	0.79	7.47	8.26
Year Ended 12/31/2019	$46.89	0.76	10.86	11.62
Year Ended 12/31/2018	$48.64	0.72	(2.47)	(1.75)
Year Ended 12/31/2017	$39.11	0.77	8.76	9.53
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$86.12	0.38	(17.32)	(16.94)
Year Ended 12/31/2021	$65.04	0.55	20.53	21.08
Year Ended 12/31/2020	$57.13	0.63	7.28	7.91
Year Ended 12/31/2019	$45.90	0.61	10.62	11.23
Year Ended 12/31/2018	$47.74	0.60	(2.44)	(1.84)
Year Ended 12/31/2017	$38.48	0.65	8.61	9.26
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$87.31	0.43	(17.56)	(17.13)
Year Ended 12/31/2021	$65.86	0.65	20.80	21.45
Year Ended 12/31/2020	$57.78	0.71	7.37	8.08
Year Ended 12/31/2019	$46.36	0.68	10.74	11.42
Year Ended 12/31/2018	$48.16	0.65	(2.45)	(1.80)
Year Ended 12/31/2017	$38.77	0.71	8.68	9.39

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$71.29	(19.56%)	0.67%(c),(d)	0.67%(c),(d)	1.23%(c)	26%	$2,421,607
Year Ended 12/31/2021	$88.63	32.74%	0.67%(d)	0.67%(d)	0.96%	58%	$3,111,300
Year Ended 12/31/2020	$66.77	14.12%	0.66%	0.66%	1.36%	74%	$3,713,795
Year Ended 12/31/2019	$58.51	24.78%	0.66%	0.66%	1.41%	69%	$4,290,429
Year Ended 12/31/2018	$46.89	(3.60%)	0.66%	0.66%	1.42%	74%	$3,650,498
Year Ended 12/31/2017	$48.64	24.37%	0.68%	0.68%	1.79%	69%	$4,219,124
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$69.18	(19.67%)	0.92%(c),(d)	0.92%(c),(d)	0.98%(c)	26%	$46,042
Year Ended 12/31/2021	$86.12	32.41%	0.92%(d)	0.92%(d)	0.73%	58%	$54,906
Year Ended 12/31/2020	$65.04	13.85%	0.91%	0.91%	1.12%	74%	$41,400
Year Ended 12/31/2019	$57.13	24.46%	0.91%	0.91%	1.17%	69%	$39,356
Year Ended 12/31/2018	$45.90	(3.85%)	0.91%	0.91%	1.21%	74%	$28,322
Year Ended 12/31/2017	$47.74	24.07%	0.93%	0.93%	1.54%	69%	$23,671
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$70.18	(19.62%)	0.79%(c),(d)	0.79%(c),(d)	1.11%(c)	26%	$1,183,247
Year Ended 12/31/2021	$87.31	32.57%	0.79%(d)	0.79%(d)	0.85%	58%	$1,542,306
Year Ended 12/31/2020	$65.86	13.98%	0.79%	0.79%	1.24%	74%	$1,286,377
Year Ended 12/31/2019	$57.78	24.63%	0.78%	0.78%	1.29%	69%	$1,260,116
Year Ended 12/31/2018	$46.36	(3.74%)	0.78%	0.78%	1.29%	74%	$1,139,339
Year Ended 12/31/2017	$48.16	24.22%	0.81%	0.81%	1.67%	69%	$1,328,984
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022	15

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Disciplined Core Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in
18	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	2,733,014*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(7,360,938)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(4,652,301)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	52,640,150

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
20	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.64% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2022 through April 30, 2023	Voluntary expense cap May 1, 2022 through June 30, 2022	Contractual expense cap prior to May 1, 2022
Class 1	0.69%	0.69%	0.69%
Class 2	0.94	0.94	0.94
Class 3	0.815	0.815	0.815
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,103,500,081 and $1,232,292,735, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
22	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
24	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022	25

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Disciplined Core Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
26	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022	27

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management
28	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2022	29

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Columbia Variable Portfolio – Disciplined Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7004_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Select Large Cap Equity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Large Cap Equity Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2018
Tiffany Wade
Co-Portfolio Manager
Managed Fund since 2019
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	Life
Class 1	01/04/18	-20.26	-11.62	8.94
Class 2	01/04/18	-20.41	-11.85	8.65
S&P 500 Index		-19.96	-10.62	9.54
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative. Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	98.4
Money Market Funds	1.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	10.4
Consumer Discretionary	8.7
Consumer Staples	6.0
Energy	2.9
Financials	10.0
Health Care	17.9
Industrials	10.4
Information Technology	27.9
Real Estate	2.3
Utilities	3.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	797.40	1,021.47	2.99	3.36	0.67
Class 2	1,000.00	1,000.00	795.90	1,020.18	4.14	4.66	0.93
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 10.2%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	2,526,462	52,954,643
Entertainment 1.4%
Electronic Arts, Inc.	350,785	42,672,995
Interactive Media & Services 5.1%
Alphabet, Inc., Class C(a)	71,397	156,177,368
Media 1.9%
Comcast Corp., Class A	1,444,495	56,681,984
Total Communication Services		308,486,990
Consumer Discretionary 8.4%
Automobiles 0.7%
Tesla Motors, Inc.(a)	33,765	22,738,026
Hotels, Restaurants & Leisure 1.0%
Hilton Worldwide Holdings, Inc.	279,401	31,136,447
Internet & Direct Marketing Retail 3.8%
Amazon.com, Inc.(a)	1,090,740	115,847,495
Multiline Retail 1.0%
Target Corp.	204,598	28,895,376
Specialty Retail 1.9%
Home Depot, Inc. (The)	211,091	57,895,929
Total Consumer Discretionary		256,513,273
Consumer Staples 5.8%
Food & Staples Retailing 1.4%
Walgreens Boots Alliance, Inc.	1,131,433	42,881,311
Food Products 1.8%
Hershey Co. (The)	253,966	54,643,324
Household Products 2.6%
Procter & Gamble Co. (The)	547,921	78,785,561
Total Consumer Staples		176,310,196
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.8%
Oil, Gas & Consumable Fuels 2.8%
ConocoPhillips Co.	538,029	48,320,385
Valero Energy Corp.	351,057	37,310,338
Total		85,630,723
Total Energy		85,630,723
Financials 9.7%
Banks 2.5%
Bank of America Corp.	1,780,843	55,437,643
Popular, Inc.	273,922	21,072,819
Total		76,510,462
Capital Markets 4.2%
Morgan Stanley	643,082	48,912,817
S&P Global, Inc.	127,334	42,919,198
State Street Corp.	585,388	36,089,170
Total		127,921,185
Consumer Finance 1.3%
Discover Financial Services	406,706	38,466,254
Insurance 1.7%
MetLife, Inc.	840,194	52,755,781
Total Financials		295,653,682
Health Care 17.4%
Biotechnology 3.5%
AbbVie, Inc.	370,970	56,817,765
BioMarin Pharmaceutical, Inc.(a)	222,957	18,476,447
Vertex Pharmaceuticals, Inc.(a)	107,329	30,244,239
Total		105,538,451
Health Care Equipment & Supplies 2.3%
Boston Scientific Corp.(a)	965,591	35,987,576
Stryker Corp.	171,272	34,071,139
Total		70,058,715
Health Care Providers & Services 4.1%
Elevance Health, Inc.	90,881	43,857,353
UnitedHealth Group, Inc.	157,188	80,736,472
Total		124,593,825
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
6	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 3.0%
IQVIA Holdings, Inc.(a)	178,483	38,729,026
Thermo Fisher Scientific, Inc.	98,017	53,250,676
Total		91,979,702
Pharmaceuticals 4.5%
Eli Lilly & Co.	181,945	58,992,028
Johnson & Johnson	431,826	76,653,433
Total		135,645,461
Total Health Care		527,816,154
Industrials 10.1%
Aerospace & Defense 1.6%
Raytheon Technologies Corp.	502,381	48,283,838
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	243,858	44,513,839
Building Products 1.1%
Trane Technologies PLC	255,816	33,222,824
Commercial Services & Supplies 2.3%
Cintas Corp.	93,309	34,853,711
Republic Services, Inc.	281,668	36,861,891
Total		71,715,602
Construction & Engineering 1.0%
MasTec, Inc.(a)	409,843	29,369,349
Machinery 1.1%
Parker-Hannifin Corp.	133,631	32,879,908
Road & Rail 1.5%
Union Pacific Corp.	221,104	47,157,061
Total Industrials		307,142,421
Information Technology 27.2%
Communications Equipment 1.7%
Cisco Systems, Inc.	1,172,055	49,976,425
Electronic Equipment, Instruments & Components 1.2%
TE Connectivity Ltd.	321,408	36,367,315
IT Services 2.1%
MasterCard, Inc., Class A	201,527	63,577,738
Semiconductors & Semiconductor Equipment 4.4%
Applied Materials, Inc.	422,987	38,483,357
Common Stocks (continued)
Issuer	Shares	Value ($)
Broadcom, Inc.	96,234	46,751,440
NVIDIA Corp.	319,502	48,433,308
Total		133,668,105
Software 12.7%
Adobe, Inc.(a)	128,061	46,878,010
Intuit, Inc.	111,977	43,160,415
Microsoft Corp.	845,455	217,138,207
Palo Alto Networks, Inc.(a)	72,231	35,677,780
ServiceNow, Inc.(a)	91,919	43,709,323
Total		386,563,735
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc.	1,142,069	156,143,674
Total Information Technology		826,296,992
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.2%
Extra Space Storage, Inc.	198,971	33,848,946
Invitation Homes, Inc.	957,372	34,063,296
Total		67,912,242
Total Real Estate		67,912,242
Utilities 3.5%
Electric Utilities 1.8%
American Electric Power Co., Inc.	564,168	54,126,278
Multi-Utilities 1.7%
Ameren Corp.	559,493	50,555,788
Total Utilities		104,682,066
Total Common Stocks (Cost $2,688,897,673)		2,956,444,739

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(c)	47,063,394	47,035,156
Total Money Market Funds (Cost $47,035,243)		47,035,156
Total Investments in Securities (Cost: $2,735,932,916)		3,003,479,895
Other Assets & Liabilities, Net		34,076,409
Net Assets		3,037,556,304

The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	5,247,185	289,939,239	(248,151,162)	(106)	47,035,156	(5,250)	48,660	47,063,394
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	308,486,990	—	—	308,486,990
Consumer Discretionary	256,513,273	—	—	256,513,273
Consumer Staples	176,310,196	—	—	176,310,196
Energy	85,630,723	—	—	85,630,723
Financials	295,653,682	—	—	295,653,682
Health Care	527,816,154	—	—	527,816,154
Industrials	307,142,421	—	—	307,142,421
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
8	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	826,296,992	—	—	826,296,992
Real Estate	67,912,242	—	—	67,912,242
Utilities	104,682,066	—	—	104,682,066
Total Common Stocks	2,956,444,739	—	—	2,956,444,739
Money Market Funds	47,035,156	—	—	47,035,156
Total Investments in Securities	3,003,479,895	—	—	3,003,479,895
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022	9

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,688,897,673)	$2,956,444,739
Affiliated issuers (cost $47,035,243)	47,035,156
Receivable for:
Investments sold	33,727,449
Capital shares sold	10,219
Dividends	1,177,255
Foreign tax reclaims	42,849
Prepaid expenses	15,078
Total assets	3,038,452,745
Liabilities
Due to custodian	42,849
Payable for:
Capital shares purchased	712,837
Management services fees	56,159
Compensation of board members	57,470
Compensation of chief compliance officer	339
Other expenses	26,787
Total liabilities	896,441
Net assets applicable to outstanding capital stock	$3,037,556,304
Represented by
Trust capital	$3,037,556,304
Total - representing net assets applicable to outstanding capital stock	$3,037,556,304
Class 1
Net assets	$3,037,531,318
Shares outstanding	206,888,910
Net asset value per share	$14.68
Class 2
Net assets	$24,986
Shares outstanding	1,721
Net asset value per share(a)	$14.51

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$23,691,947
Dividends — affiliated issuers	48,660
Foreign taxes withheld	(34,903)
Total income	23,705,704
Expenses:
Management services fees	11,413,621
Distribution and/or service fees
Class 2	12
Compensation of board members	23,633
Custodian fees	9,566
Printing and postage fees	1,871
Audit fees	14,669
Legal fees	23,436
Interest on interfund lending	62
Compensation of chief compliance officer	233
Other	21,789
Total expenses	11,508,892
Net investment income	12,196,812
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	57,148,678
Investments — affiliated issuers	(5,250)
Net realized gain	57,143,428
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(848,924,909)
Investments — affiliated issuers	(106)
Net change in unrealized appreciation (depreciation)	(848,925,015)
Net realized and unrealized loss	(791,781,587)
Net decrease in net assets resulting from operations	$(779,584,775)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$12,196,812	$25,211,560
Net realized gain	57,143,428	152,248,817
Net change in unrealized appreciation (depreciation)	(848,925,015)	721,257,304
Net increase (decrease) in net assets resulting from operations	(779,584,775)	898,717,681
Increase (decrease) in net assets from capital stock activity	(143,077,083)	991,765,438
Total increase (decrease) in net assets	(922,661,858)	1,890,483,119
Net assets at beginning of period	3,960,218,162	2,069,735,043
Net assets at end of period	$3,037,556,304	$3,960,218,162

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,085,195	16,589,056	95,447,317	1,434,389,211
Redemptions	(9,295,061)	(159,688,160)	(25,798,421)	(442,623,773)
Net increase (decrease)	(8,209,866)	(143,099,104)	69,648,896	991,765,438
Class 2
Subscriptions	1,473	22,053	—	—
Redemptions	(2)	(32)	—	—
Net increase	1,471	22,021	—	—
Total net increase (decrease)	(8,208,395)	(143,077,083)	69,648,896	991,765,438
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022

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Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$18.41	0.06	(3.79)	(3.73)
Year Ended 12/31/2021	$14.23	0.12	4.06	4.18
Year Ended 12/31/2020	$11.89	0.19	2.15	2.34
Year Ended 12/31/2019	$9.29	0.13	2.47	2.60
Year Ended 12/31/2018(e)	$10.00	0.13	(0.84)	(0.71)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$18.23	0.05	(3.77)	(3.72)
Year Ended 12/31/2021	$14.12	0.07	4.04	4.11
Year Ended 12/31/2020	$11.83	0.16	2.13	2.29
Year Ended 12/31/2019	$9.27	0.10	2.46	2.56
Year Ended 12/31/2018(e)	$10.00	0.09	(0.82)	(0.73)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The Fund commenced operations on January 4, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$14.68	(20.26%)	0.67%(c),(d)	0.67%(c),(d)	0.71%(c)	27%	$3,037,531
Year Ended 12/31/2021	$18.41	29.37%	0.66%(d)	0.66%(d)	0.71%	60%	$3,960,214
Year Ended 12/31/2020	$14.23	19.68%	0.73%	0.69%	1.59%	65%	$2,069,732
Year Ended 12/31/2019	$11.89	27.99%	0.74%	0.69%	1.25%	59%	$1,347,827
Year Ended 12/31/2018(e)	$9.29	(7.10%)	0.75%(c)	0.69%(c)	1.27%(c)	58%	$1,070,480
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$14.51	(20.41%)	0.93%(c),(d)	0.93%(c),(d)	0.67%(c)	27%	$25
Year Ended 12/31/2021	$18.23	29.11%	0.91%(d)	0.91%(d)	0.45%	60%	$5
Year Ended 12/31/2020	$14.12	19.36%	0.97%	0.94%	1.32%	65%	$4
Year Ended 12/31/2019	$11.83	27.62%	0.97%	0.94%	0.97%	59%	$3
Year Ended 12/31/2018(e)	$9.27	(7.30%)	0.97%(c)	0.94%(c)	0.84%(c)	58%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022	15

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.66% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
18	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. For the six months ended June 30, 2022, there were no assets subject to the service fee.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2022 through April 30, 2023	Voluntary expense cap May 1, 2022 through June 30, 2022	Contractual expense cap prior to May 1, 2022
Class 1	0.69%	0.69%	0.69%
Class 2	0.94	0.94	0.94
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $928,046,571 and $1,118,623,363, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	3,700,000	0.61	1
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
20	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022	23

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Management Agreement, the Board also took
24	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022	25

Approval of Management Agreement  (continued)
(Unaudited)
considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
26	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2022

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Columbia Variable Portfolio – Select Large Cap Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7071_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Global Strategic Income Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Global Strategic Income Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Global Strategic Income Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with high total return through income and growth of capital.
Portfolio management
Adrian Hilton
Co-Portfolio Manager
Managed Fund since 2020
Ryan Staszewski, CFA
Co-Portfolio Manager
Managed Fund since 2018
David Janssen, CFA
Co-Portfolio Manager
Managed Fund since 2021
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-13.02	-13.12	-0.16	-0.72
Class 2	05/03/10	-13.15	-13.35	-0.42	-0.97
Class 3	05/01/96	-13.01	-13.21	-0.27	-0.84
Bloomberg Global Aggregate Hedged USD Index		-9.06	-8.94	1.16	2.23
Bloomberg Global Credit Hedged USD Index		-12.83	-12.75	1.18	2.65
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Global Aggregate Hedged USD Index provides a broad-based measure of global investment-grade fixed-income debt markets, including government-related debt, corporate debt, securitized debt, and global Treasury, and it is hedged back to the US dollar.
The Bloomberg Global Credit Hedged USD Index measures the global investment grade local currency corporate and government-related bond markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at June 30, 2022)
AAA rating	2.1
AA rating	7.5
A rating	10.1
BBB rating	37.1
BB rating	22.4
B rating	12.1
CCC rating	2.8
CC rating	0.0(a)
C rating	0.0(a)
Not rated	5.9
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.
Country breakdown (%) (at June 30, 2022)
Angola	0.4
Australia	0.5
Belarus	0.0(a)
Belgium	0.4
Bermuda	1.0
Brazil	0.2
Canada	0.5
Cayman Islands	0.6
China	0.2
Colombia	1.0
Denmark	0.1
Dominican Republic	1.1
Egypt	0.4
France	1.8
Germany	3.0
Guatemala	0.2
Country breakdown (%) (at June 30, 2022)
India	1.2
Indonesia	1.2
Ireland	0.3
Isle of Man	0.3
Italy	0.5
Ivory Coast	0.5
Jersey	0.7
Kazakhstan	0.3
Liberia	0.1
Luxembourg	0.8
Malaysia	0.2
Mauritius	0.5
Mexico	1.2
Netherlands	4.2
Oman	0.2
Panama	0.7
Paraguay	0.2
Poland	0.2
Qatar	1.3
Romania	0.5
Russian Federation	0.1
Saudi Arabia	1.0
South Africa	0.4
Spain	0.6
Sweden	1.0
Switzerland	0.4
Turkey	0.7
Ukraine	0.1
United Arab Emirates	1.0
United Kingdom	10.3
United States(b)	57.6
Virgin Islands	0.3
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2022, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	869.80	1,021.77	2.83	3.06	0.61
Class 2	1,000.00	1,000.00	868.50	1,020.53	3.98	4.31	0.86
Class 3	1,000.00	1,000.00	869.90	1,021.12	3.43	3.71	0.74
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 3.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cayman Islands 0.5%
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month USD LIBOR + 1.470% 04/16/2031	2.514%		500,000	475,352
United States 2.8%
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%		600,000	558,819
FREED ABS Trust(a)
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%		692,195	684,047
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%		400,000	381,699
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	2.134%		250,000	245,920
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%		511,304	485,708
Total				2,356,193
Total Asset-Backed Securities — Non-Agency (Cost $2,943,011)				2,831,545

Commercial Mortgage-Backed Securities - Non-Agency(c) 4.0%

United Kingdom 0.4%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP	274,509	351,372
United States 3.6%
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	3.024%		500,000	472,703
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%		600,000	537,241
BX Trust(a),(d)
Subordinated Series 2019-OC11 Class D
12/09/2041	4.076%		500,000	435,786
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%		750,000	588,220
Commercial Mortgage-Backed Securities - Non-Agency(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Subordinated Series 2014-USA Class F
09/15/2037	4.373%		260,000	186,399
CSMC Trust(a),(d)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%		300,000	226,287
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%		550,000	526,635
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%		100,000	93,237
Total				3,066,508
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $3,802,467)				3,417,880

Convertible Bonds 0.0%

United States 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%		28,000	18,914
Total Convertible Bonds (Cost $26,575)				18,914

Corporate Bonds & Notes(c) 51.1%

Australia 0.5%
APT Pipelines Ltd.(a)
07/15/2030	2.000%	EUR	300,000	270,833
Ausgrid Finance Pty, Ltd.(a)
10/07/2031	0.875%	EUR	200,000	159,509
Total				430,342
Belgium 0.4%
Anheuser-Busch InBev SA/NV(a)
04/02/2040	3.700%	EUR	150,000	151,248
House of Finance NV (The)(a)
07/15/2026	4.375%	EUR	100,000	101,750
Solvay SA(a),(e)
12/31/2049	2.500%	EUR	100,000	90,123
Total				343,121
Bermuda 1.0%
Bacardi Ltd.(a)
07/03/2023	2.750%	EUR	450,000	475,243
05/15/2048	5.300%		345,000	324,172
Total				799,415
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%		14,000	14,100
Air Canada(a)
08/15/2026	3.875%		35,000	29,708
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%		19,000	16,193
06/01/2028	4.875%		7,000	5,478
Bombardier, Inc.(a)
04/15/2027	7.875%		40,000	33,293
GFL Environmental, Inc.(a)
08/01/2025	3.750%		30,000	27,815
12/15/2026	5.125%		10,000	9,548
08/01/2028	4.000%		41,000	34,067
06/15/2029	4.750%		19,000	15,883
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%		22,000	17,839
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%		26,000	25,150
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%		18,000	17,778
Videotron Ltd.(a)
06/15/2029	3.625%		124,000	102,359
Total				349,211
Cayman Islands 0.0%
Global Aircraft Leasing Co., Ltd.(a),(f)
09/15/2024	6.500%		22,565	17,090
China 0.2%
JD.com, Inc.
01/14/2030	3.375%		200,000	182,838
Denmark 0.1%
Danske Bank A/S(a),(e)
Subordinated
05/15/2031	1.000%	EUR	100,000	91,398
France 1.4%
Altice France SA(a)
02/01/2027	8.125%		16,000	14,743
01/15/2028	5.500%		24,000	19,078
07/15/2029	5.125%		23,000	17,354
Cab SELAS(a)
02/01/2028	3.375%	EUR	100,000	84,251
Casino Guichard Perrachon SA(a)
01/15/2026	6.625%	EUR	100,000	76,065
Credit Agricole SA(a)
07/03/2029	1.000%	EUR	200,000	182,872
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Elis SA(a)
04/11/2024	1.750%	EUR	100,000	100,732
Faurecia SE(a)
06/15/2027	2.375%	EUR	100,000	78,411
Foncia Management SASU(a)
03/31/2028	3.375%	EUR	100,000	85,172
Iliad Holding SA(a)
10/15/2026	5.125%	EUR	100,000	93,394
Iliad Holding SAS(a)
10/15/2026	6.500%		35,000	31,489
10/15/2028	7.000%		50,000	43,703
Rexel SA(a)
06/15/2028	2.125%	EUR	100,000	82,432
SANEF SA(a)
03/16/2026	1.875%	EUR	200,000	200,081
Verallia SA(a)
11/10/2031	1.875%	EUR	100,000	78,097
Total				1,187,874
Germany 2.3%
ADLER Real Estate AG(a)
02/06/2024	2.125%	EUR	100,000	75,936
Amprion GmbH(a)
09/23/2033	0.625%	EUR	300,000	220,909
Aroundtown SA(a)
01/31/2028	1.625%	EUR	300,000	253,244
Bayer AG(a)
01/06/2030	1.125%	EUR	300,000	263,115
Cheplapharm Arzneimittel GmbH(a)
02/11/2027	3.500%	EUR	100,000	89,327
Commerzbank AG(a)
12/04/2026	0.500%	EUR	350,000	332,112
Deutsche Bank AG(a),(e)
11/19/2030	1.750%	EUR	100,000	86,420
Deutsche Lufthansa AG(a)
02/11/2025	2.875%	EUR	100,000	93,485
Eurogrid GmbH(a)
04/21/2033	0.741%	EUR	100,000	78,084
Grand City Properties SA(a)
01/11/2028	0.125%	EUR	100,000	80,706
Gruenenthal GmbH(a)
11/15/2026	3.625%	EUR	100,000	94,650
Techem Verwaltungsgesellschaft 674 mbH(a)
07/30/2026	6.000%	EUR	87,920	77,982
thyssenkrupp AG(a)
02/22/2024	2.875%	EUR	100,000	100,389

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
TK Elevator Midco GmbH(a)
07/15/2027	4.375%	EUR	100,000	90,576
Total				1,936,935
India 0.7%
Adani Ports & Special Economic Zone Ltd.(a)
07/30/2027	4.000%		400,000	368,498
GMR Hyderabad International Airport Ltd.(a)
10/27/2027	4.250%		300,000	251,901
Total				620,399
Ireland 0.3%
AIB Group PLC(a),(e)
Subordinated
05/30/2031	2.875%	EUR	120,000	114,071
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2027	5.250%		15,000	10,508
08/15/2027	5.250%		8,000	5,611
eircom Finance DAC(a)
05/15/2026	3.500%	EUR	100,000	88,948
Endo Dac/Finance LLC/Finco, Inc.(a)
06/30/2028	6.000%		11,000	875
Total				220,013
Isle of Man 0.3%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%		200,000	166,022
Playtech PLC(a)
10/12/2023	3.750%	EUR	100,000	102,597
Total				268,619
Italy 0.5%
Autostrade per l’Italia SpA(a)
02/01/2027	1.750%	EUR	100,000	92,198
09/26/2029	1.875%	EUR	200,000	166,264
Marcolin SpA(a)
11/15/2026	6.125%	EUR	100,000	90,735
Nexi SpA(a)
04/30/2029	2.125%	EUR	100,000	72,939
Total				422,136
Jersey 0.6%
Adient Global Holdings Ltd.(a)
08/15/2024	3.500%	EUR	100,000	95,066
Avis Budget Finance PLC(a)
05/15/2025	4.500%	EUR	100,000	97,708
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%		400,000	324,128
Total				516,902
Liberia 0.1%
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%		34,000	33,769
03/15/2028	3.700%		33,000	21,007
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%		19,000	13,494
08/31/2026	5.500%		20,000	14,699
07/15/2027	5.375%		11,000	7,990
04/01/2028	5.500%		19,000	13,204
Total				104,163
Luxembourg 0.8%
Altice Financing SA(a)
01/15/2025	2.250%	EUR	100,000	92,033
Altice France Holding SA(a)
05/15/2027	8.000%	EUR	100,000	86,581
02/15/2028	6.000%		50,000	34,484
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%		45,000	39,372
Garfunkelux Holdco 3 SA(a)
11/01/2025	6.750%	EUR	100,000	93,274
Herens Holdco Sarl(a)
05/15/2028	4.750%		19,000	15,844
ION Trading Technologies Sarl(a)
05/15/2028	5.750%		19,000	15,115
P3 Group Sarl(a)
01/26/2029	1.625%	EUR	250,000	193,648
Sani/Ikos Financial Holdings 1 Sarl(a)
12/15/2026	5.625%	EUR	100,000	90,609
Total				660,960
Mauritius 0.5%
Network i2i Ltd.(a),(e)
12/31/2049	5.650%		450,000	416,983
Netherlands 3.2%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%		200,000	158,832
Clear Channel International BV(a)
08/01/2025	6.625%		30,000	27,876
Constellium SE(a)
02/15/2026	4.250%	EUR	100,000	94,785
06/15/2028	5.625%		15,000	13,574
04/15/2029	3.750%		33,000	26,285

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Darling Global Finance BV(a)
05/15/2026	3.625%	EUR	100,000	97,244
Diageo Capital BV(a)
06/08/2034	1.875%	EUR	100,000	92,112
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	200,000	170,515
E.ON International Finance BV(a)
06/03/2030	6.250%	GBP	315,000	442,308
ING Groep NV(a),(e)
02/01/2030	0.250%	EUR	200,000	168,555
LKQ European Holdings BV(a)
04/01/2028	4.125%	EUR	100,000	99,092
Nobel Bidco BV(a)
06/15/2028	3.125%	EUR	100,000	71,291
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%		30,000	26,725
OCI NV(a)
10/15/2025	3.625%	EUR	90,000	92,277
Phoenix PIB Dutch Finance BV(a)
08/05/2025	2.375%	EUR	100,000	95,372
PPF Telecom Group BV(a)
03/27/2026	3.125%	EUR	100,000	95,453
Repsol International Finance BV(a),(e)
12/31/2049	3.750%	EUR	100,000	94,577
Stichting AK Rabobank Certificaten(a),(e)
12/31/2049	6.500%	EUR	150,000	152,636
Telefonica Europe BV(a),(e)
12/31/2049	3.875%	EUR	100,000	93,792
Thermo Fisher Scientific Finance I BV
10/18/2041	1.625%	EUR	200,000	151,240
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		25,000	23,567
08/15/2027	8.500%		14,000	13,190
United Group BV(a)
07/01/2024	4.875%	EUR	100,000	95,098
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	100,000	98,628
Vonovia Finance BV(a)
10/07/2039	1.625%	EUR	200,000	123,119
VZ Secured Financing BV(a)
01/15/2032	5.000%		35,000	29,050
Ziggo Bond Co. BV(a)
02/28/2030	5.125%		28,000	21,963
Ziggo Bond Finance BV(a)
01/15/2027	6.000%		15,000	13,371
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ziggo BV(a)
01/15/2030	4.875%		40,000	33,908
Total				2,716,435
Panama 0.3%
Carnival Corp.(a)
02/01/2026	10.125%	EUR	100,000	103,683
03/01/2026	7.625%		38,000	29,664
03/01/2027	5.750%		102,000	73,684
08/01/2028	4.000%		19,000	15,586
05/01/2029	6.000%		40,000	28,007
Total				250,624
Poland 0.2%
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%		9,000	7,920
Canpack SA/US LLC(a)
11/15/2029	3.875%		33,000	26,081
InPost SA(a)
07/15/2027	2.250%	EUR	100,000	82,056
Total				116,057
Spain 0.6%
Cirsa Finance International Sarl(a)
12/20/2023	6.250%	EUR	84,917	85,043
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		8,000	6,939
Grifols SA(a)
11/15/2027	2.250%	EUR	100,000	87,729
Lorca Telecom Bondco SA(a)
09/18/2027	4.000%	EUR	100,000	88,057
NorteGas Energia Distribucion SA(a)
09/28/2027	2.065%	EUR	235,000	230,044
Total				497,812
Sweden 0.9%
Heimstaden Bostad AB(a),(e)
12/31/2049	3.375%	EUR	100,000	62,306
Sagax AB(a)
01/17/2024	2.000%	EUR	365,000	374,237
01/30/2027	1.125%	EUR	300,000	264,661
Verisure Holding AB(a)
02/15/2027	3.250%	EUR	100,000	86,500
Total				787,704
Switzerland 0.4%
Credit Suisse Group AG(a)
01/18/2033	0.625%	EUR	250,000	169,649

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Peach Property Finance GmbH(a)
11/15/2025	4.375%	EUR	100,000	82,177
SIG Combibloc PurchaseCo Sarl(a)
06/18/2025	2.125%	EUR	100,000	100,003
Total				351,829
United Kingdom 7.2%
B&M European Value Retail SA(a)
07/15/2025	3.625%	GBP	100,000	103,123
BAT International Finance PLC(a)
03/25/2025	2.750%	EUR	200,000	207,311
Boparan Finance PLC(a)
11/30/2025	7.625%	GBP	100,000	86,048
BP Capital Markets PLC(a),(e)
12/31/2049	3.250%	EUR	200,000	189,679
BUPA Finance PLC(a)
Subordinated
12/08/2026	5.000%	GBP	200,000	241,982
Cadent Finance PLC(a)
09/22/2024	0.625%	EUR	330,000	330,311
Cadent Finance, PLC(a)
03/19/2030	0.625%	EUR	200,000	166,030
Co-operative Group Holdings Ltd.(a),(e)
07/08/2026	7.500%	GBP	100,000	108,418
Deuce Finco PLC(a)
06/15/2027	5.500%	GBP	100,000	96,600
DS Smith PLC(a)
07/26/2029	2.875%	GBP	270,000	298,109
EnQuest PLC(a),(f)
10/15/2023	7.000%		36,068	32,438
GKN Holdings Ltd.(a)
09/19/2022	5.375%	GBP	275,000	336,056
HBOS PLC(e)
Subordinated
03/18/2030	4.500%	EUR	255,000	264,282
HSBC Bank PLC
Subordinated
03/24/2046	4.750%	GBP	75,000	80,210
HSBC Holdings PLC(e)
05/24/2032	2.804%		225,000	184,720
11/22/2032	2.871%		32,000	26,212
Imperial Brands Finance PLC(a)
02/26/2026	3.375%	EUR	425,000	439,451
INEOS Finance PLC(a)
05/01/2026	2.875%	EUR	100,000	91,285
International Game Technology PLC(a)
07/15/2024	3.500%	EUR	100,000	102,252
02/15/2025	6.500%		8,000	7,952
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Jaguar Land Rover Automotive PLC(a)
01/15/2026	4.500%	EUR	100,000	86,479
Marks & Spencer PLC(a)
05/19/2026	3.750%	GBP	100,000	107,109
NGG Finance PLC(a),(e)
09/05/2082	2.125%	EUR	250,000	208,432
Pinewood Finance Co., Ltd.(a)
09/30/2025	3.250%	GBP	100,000	106,336
Pinnacle Bidco PLC(a)
02/15/2025	5.500%	EUR	100,000	94,420
Royal Bank of Scotland Group PLC(a),(e)
03/02/2026	1.750%	EUR	335,000	337,336
Sherwood Financing, PLC(a)
11/15/2026	4.500%	EUR	100,000	87,868
Southern Water Services Finance Ltd.(a)
05/28/2028	2.375%	GBP	200,000	227,033
Thames Water Utilities Finance PLC(a)
01/31/2028	0.875%	EUR	250,000	228,352
Travis Perkins PLC(a)
02/17/2026	3.750%	GBP	100,000	105,820
UBS AG(a)
03/31/2031	0.500%	EUR	200,000	166,808
Victoria PLC(a)
08/24/2026	3.625%	EUR	100,000	81,414
Virgin Media Finance PLC(a)
07/15/2030	5.000%		35,000	27,737
Virgin Media Secured Finance PLC(a)
04/15/2027	5.000%	GBP	100,000	110,716
05/15/2029	5.500%		19,000	17,023
Virgin Money UK PLC(a),(e)
06/24/2025	2.875%	EUR	200,000	207,576
Vmed O2 UK Financing I PLC(a)
01/31/2029	4.000%	GBP	100,000	97,080
01/31/2031	4.250%		33,000	26,941
07/15/2031	4.750%		65,000	53,384
Vodafone Group PLC(a),(e)
10/03/2078	4.200%	EUR	100,000	92,407
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	249,068
Total				6,111,808
United States 28.2%
AbbVie, Inc.
06/01/2029	2.125%	EUR	250,000	245,988
06/15/2044	4.850%		70,000	67,119
11/14/2048	4.875%		56,000	53,960
11/21/2049	4.250%		115,000	101,932

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	4,000	3,742
04/15/2029	5.000%	5,000	4,517
AdaptHealth LLC(a)
08/01/2029	4.625%	6,000	4,933
03/01/2030	5.125%	29,000	24,382
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	11,000	10,286
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	26,000	22,161
Allegheny Technologies, Inc.
10/01/2029	4.875%	5,000	4,042
10/01/2031	5.125%	43,000	33,718
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	16,000	13,972
10/15/2027	6.750%	33,000	29,258
11/01/2029	5.875%	23,000	19,088
American Airlines, Inc.(a)
07/15/2025	11.750%	27,000	27,945
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	61,750	56,891
04/20/2029	5.750%	22,343	19,077
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	2,000	1,771
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	64,000	55,227
American Tower Corp.
08/15/2029	3.800%	53,000	48,664
06/15/2030	2.100%	15,000	11,985
Amgen, Inc.
02/22/2062	4.400%	97,000	84,355
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	405,000	381,984
Apache Corp.
09/01/2040	5.100%	29,000	24,493
02/01/2042	5.250%	9,000	7,493
04/15/2043	4.750%	19,000	14,849
01/15/2044	4.250%	11,000	8,202
Appalachian Power Co.
05/15/2044	4.400%	400,000	350,918
APX Group, Inc.(a)
07/15/2029	5.750%	21,000	16,304
Arches Buyer, Inc.(a)
12/01/2028	6.125%	25,000	20,406
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	15,000	13,223
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%		20,000	19,787
09/01/2028	2.000%	EUR	100,000	82,864
09/01/2029	4.000%		38,000	30,472
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%		14,000	12,028
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%		6,000	4,956
02/15/2032	5.000%		6,000	4,908
Ashland Services BV(a)
01/30/2028	2.000%	EUR	100,000	85,645
AssuredPartners, Inc.(a)
01/15/2029	5.625%		32,000	25,878
AT&T, Inc.
09/04/2036	3.150%	EUR	100,000	96,837
12/01/2057	3.800%		245,000	190,013
Avantor Funding, Inc.(a)
11/01/2025	2.625%	EUR	100,000	97,477
07/15/2028	4.625%		21,000	19,227
11/01/2029	3.875%		66,000	57,744
Axalta Coating Systems LLC(a)
02/15/2029	3.375%		14,000	11,435
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%		8,000	7,138
Bank of America Corp.(a),(e)
03/22/2031	0.694%	EUR	400,000	340,515
Bank of America Corp.(e)
07/21/2032	2.299%		600,000	484,982
02/04/2033	2.972%		120,000	102,284
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%		22,000	19,350
04/01/2026	9.250%		6,000	4,292
01/30/2030	5.250%		12,000	6,248
02/15/2031	5.250%		21,000	10,783
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%		21,000	19,109
05/15/2029	4.125%		14,000	11,498
Becton Dickinson and Co.
02/11/2031	1.957%		225,000	181,988
Becton Dickinson Euro Finance Sarl
02/12/2036	1.213%	EUR	100,000	74,679
Berkshire Hathaway Finance Corp.
03/18/2030	1.500%	EUR	150,000	140,334
03/15/2052	3.850%		200,000	171,164
Berkshire Hathaway, Inc.
01/15/2041	0.500%	EUR	100,000	61,127
Boeing Co. (The)
08/01/2059	3.950%		250,000	168,794

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Boyd Gaming Corp.(a)
06/15/2031	4.750%		39,000	33,004
Broadcom, Inc.(a)
04/15/2034	3.469%		119,000	96,522
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%		32,000	24,958
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%		41,000	31,997
Callon Petroleum Co.
10/01/2024	6.125%		14,000	14,212
07/01/2026	6.375%		44,000	40,520
Camelot Finance SA(a)
11/01/2026	4.500%		12,000	10,999
Carrier Global Corp.
04/05/2050	3.577%		250,000	189,716
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%		8,000	7,529
03/01/2028	2.375%	EUR	100,000	85,583
02/15/2029	3.125%		6,000	4,939
04/01/2030	3.500%		12,000	9,848
CCO Holdings LLC/Capital Corp.(a)
03/01/2030	4.750%		34,000	29,081
08/15/2030	4.500%		29,000	24,235
02/01/2032	4.750%		25,000	20,583
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%		31,000	27,520
CDK Global, Inc.
06/01/2027	4.875%		21,000	20,817
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%		25,000	24,304
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%		8,000	7,625
Cengage Learning, Inc.(a)
06/15/2024	9.500%		23,000	21,280
Centene Corp.
12/15/2029	4.625%		16,000	14,920
02/15/2030	3.375%		16,000	13,569
10/15/2030	3.000%		32,000	26,523
08/01/2031	2.625%		74,000	59,385
CenturyLink, Inc.
04/01/2025	5.625%		25,000	23,732
CenturyLink, Inc.(a)
12/15/2026	5.125%		9,000	7,587
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%		6,000	5,396
03/15/2029	3.750%		13,000	11,282
03/15/2031	4.000%		9,000	7,707
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	155,000	132,682
06/30/2062	3.950%	179,000	119,308
04/01/2063	5.500%	317,000	270,378
Cheniere Energy Partners LP
10/01/2029	4.500%	5,000	4,467
03/01/2031	4.000%	24,000	20,461
Cheniere Energy Partners LP(a)
01/31/2032	3.250%	30,000	23,648
Cheniere Energy, Inc.
10/15/2028	4.625%	21,000	18,999
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	14,000	12,748
03/15/2027	5.625%	6,000	5,078
04/15/2029	6.875%	24,000	15,364
05/15/2030	5.250%	48,000	36,638
Cinemark USA, Inc.(a)
03/15/2026	5.875%	23,000	20,532
07/15/2028	5.250%	21,000	16,858
Citigroup, Inc.(e)
06/03/2031	2.572%	170,000	143,008
01/25/2033	3.057%	170,000	144,398
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	12,000	10,088
07/01/2029	4.875%	29,000	23,806
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	19,000	13,825
06/01/2029	7.500%	33,000	23,842
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	19,000	16,044
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	35,000	28,383
01/15/2032	3.750%	9,000	7,118
CMS Energy Corp.
11/15/2025	3.600%	682,000	669,753
CNX Midstream Partners LP(a)
04/15/2030	4.750%	20,000	16,771
CNX Resources Corp.(a)
03/14/2027	7.250%	21,000	20,609
01/15/2029	6.000%	13,000	12,090
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	25,000	21,902
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	13,000	12,458
07/01/2025	6.250%	42,000	40,480
07/01/2027	8.125%	23,000	22,178
Commercial Metals Co.
02/15/2031	3.875%	5,000	4,012

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CommScope Technologies LLC(a)
06/15/2025	6.000%		12,000	10,380
Comstock Resources, Inc.(a)
03/01/2029	6.750%		12,000	10,775
01/15/2030	5.875%		12,000	10,382
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%		12,000	10,771
CSC Holdings LLC(a)
02/01/2028	5.375%		66,000	57,684
01/15/2030	5.750%		23,000	16,733
12/01/2030	4.125%		26,000	20,266
12/01/2030	4.625%		24,000	16,075
CSX Corp.
11/01/2046	3.800%		128,000	108,218
CVS Health Corp.
03/25/2048	5.050%		270,000	258,323
Darling Ingredients, Inc.(a)
06/15/2030	6.000%		26,000	25,933
DCP Midstream Operating LP
05/15/2029	5.125%		16,000	14,404
04/01/2044	5.600%		19,000	15,374
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%		20,000	18,877
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%		32,000	27,301
DISH DBS Corp.
07/01/2026	7.750%		18,000	13,970
06/01/2029	5.125%		49,000	29,776
DISH DBS Corp.(a)
12/01/2028	5.750%		48,000	35,526
DT Midstream, Inc.(a)
06/15/2029	4.125%		14,000	11,904
DTE Energy Co.
10/01/2026	2.850%		490,000	463,495
Duke Energy Corp.
09/01/2046	3.750%		345,000	272,096
Element Solutions, Inc.(a)
09/01/2028	3.875%		29,000	23,982
Eli Lilly & Co.
09/14/2061	1.375%	EUR	100,000	58,691
Emera US Finance LP
06/15/2046	4.750%		620,000	546,849
Encompass Health Corp.
02/01/2028	4.500%		13,000	11,190
Entegris Escrow Corp.(a)
04/15/2029	4.750%		7,000	6,525
06/15/2030	5.950%		26,000	24,775
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Enterprise Products Operating LLC
03/15/2044	4.850%		36,000	32,703
01/31/2060	3.950%		87,000	68,531
EQM Midstream Partners LP(a)
07/01/2025	6.000%		14,000	13,465
07/01/2027	6.500%		16,000	14,883
01/15/2029	4.500%		24,000	19,497
01/15/2031	4.750%		86,000	68,601
EQM Midstream Partners LP
07/15/2048	6.500%		49,000	36,514
Exelon Corp.(a)
03/15/2052	4.100%		17,000	14,585
FedEx Corp.
04/01/2046	4.550%		200,000	179,245
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%		48,000	36,873
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	271,000	262,995
Five Corners Funding Trust(a)
11/15/2023	4.419%		1,200,000	1,204,742
Ford Motor Co.
02/12/2032	3.250%		64,000	47,839
01/15/2043	4.750%		16,000	11,405
Ford Motor Credit Co. LLC
09/08/2024	3.664%		91,000	86,603
11/13/2025	3.375%		18,000	16,206
11/25/2025	2.330%	EUR	100,000	92,750
01/08/2026	4.389%		22,000	20,312
08/17/2027	4.125%		63,000	55,470
02/16/2028	2.900%		12,000	9,676
11/13/2030	4.000%		6,000	4,864
Freeport-McMoRan, Inc.
09/01/2029	5.250%		36,000	34,386
03/15/2043	5.450%		214,000	197,984
Front Range BidCo, Inc.(a)
03/01/2027	4.000%		26,000	21,569
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%		12,000	12,140
Gartner, Inc.(a)
07/01/2028	4.500%		16,000	14,558
06/15/2029	3.625%		12,000	10,348
10/01/2030	3.750%		74,000	63,969
Gates Global LLC/Co.(a)
01/15/2026	6.250%		38,000	35,327
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	5.159%		35,000	30,618

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Georgia Power Co.
03/15/2042	4.300%		195,000	169,580
Goldman Sachs Group, Inc. (The)(e)
07/21/2032	2.383%		158,000	127,884
02/24/2033	3.102%		127,000	108,606
Goldman Sachs Group, Inc. (The)(a)
03/18/2033	1.000%	EUR	150,000	118,168
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%		17,000	14,170
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%		275,000	266,304
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%		35,000	28,286
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%		30,741	27,548
HB Fuller Co.
10/15/2028	4.250%		34,000	28,564
HCA, Inc.(a)
03/15/2052	4.625%		179,000	143,208
HealthEquity, Inc.(a)
10/01/2029	4.500%		24,000	21,008
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%		37,000	29,733
Herc Holdings, Inc.(a)
07/15/2027	5.500%		19,000	17,390
Hess Midstream Operations LP(a)
02/15/2030	4.250%		10,000	8,472
Hightower Holding LLC(a)
04/15/2029	6.750%		14,000	10,540
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%		11,000	10,230
02/01/2029	5.750%		7,000	6,110
04/15/2030	6.000%		15,000	13,207
02/01/2031	6.000%		22,000	19,044
04/15/2032	6.250%		9,000	7,868
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%		14,000	13,748
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%		11,000	10,373
02/01/2028	5.000%		21,000	18,008
HT Troplast GmbH(a)
07/15/2025	9.250%	EUR	100,000	92,832
HUB International Ltd.(a)
05/01/2026	7.000%		60,000	56,653
12/01/2029	5.625%		29,000	24,298
IAA Spinco, Inc.(a)
06/15/2027	5.500%		25,000	23,281
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
iHeartCommunications, Inc.
05/01/2026	6.375%		10,082	9,342
05/01/2027	8.375%		43,385	34,669
iHeartCommunications, Inc.(a)
01/15/2028	4.750%		15,000	12,360
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%		31,000	24,585
Ingevity Corp.(a)
11/01/2028	3.875%		15,000	12,561
Innophos Holdings, Inc.(a)
02/15/2028	9.375%		12,000	10,934
Inspired Entertainment Financing PLC(a)
06/01/2026	7.875%	GBP	100,000	118,235
IQVIA, Inc.(a)
01/15/2028	2.250%	EUR	100,000	86,718
IRB Holding Corp.(a)
06/15/2025	7.000%		16,000	15,615
Iris Holdings, Inc.(a),(f)
02/15/2026	8.750%		10,000	8,199
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%		19,000	15,583
JPMorgan Chase & Co.(a),(e)
07/25/2031	1.001%	EUR	400,000	350,060
JPMorgan Chase & Co.(e)
04/22/2032	2.580%		311,000	261,864
11/08/2032	2.545%		173,000	143,742
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%		4,000	3,348
06/01/2031	4.500%		30,000	22,970
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		48,000	45,167
Kinder Morgan Energy Partners LP
03/01/2043	5.000%		105,000	91,899
Kinder Morgan, Inc.
02/15/2046	5.050%		90,000	80,430
Kraft Heinz Foods Co.(a)
05/25/2028	2.250%	EUR	400,000	394,128
Kraft Heinz Foods Co.
06/01/2046	4.375%		505,000	420,700
L Brands, Inc.(a)
07/01/2025	9.375%		5,000	5,069
10/01/2030	6.625%		6,000	5,182
L Brands, Inc.
06/15/2029	7.500%		9,000	8,206
11/01/2035	6.875%		20,000	16,245

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		50,000	45,685
02/01/2027	4.250%		13,000	10,527
06/15/2029	4.750%		42,000	32,417
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%		20,000	17,399
01/31/2032	4.375%		14,000	12,175
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%		6,000	4,854
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%		48,000	32,851
Lowe’s Companies, Inc.
04/01/2062	4.450%		139,000	118,789
Madison IAQ LLC(a)
06/30/2028	4.125%		41,000	33,966
06/30/2029	5.875%		16,000	12,204
Magallanes, Inc.(a)
03/15/2062	5.391%		200,000	167,732
Matador Resources Co.
09/15/2026	5.875%		38,000	36,615
Mattel, Inc.(a)
04/01/2026	3.375%		8,000	7,347
04/01/2029	3.750%		43,000	38,677
Mattel, Inc.
10/01/2040	6.200%		25,000	24,067
11/01/2041	5.450%		14,000	12,361
Medtronic Global Holdings SCA
10/15/2040	1.375%	EUR	250,000	185,095
Meritage Homes Corp.(a)
04/15/2029	3.875%		48,000	39,816
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%		27,000	22,046
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%		29,000	24,198
Morgan Stanley(e)
10/20/2032	2.511%		245,000	202,869
Subordinated
04/20/2037	5.297%		85,000	82,461
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		8,000	6,820
10/01/2029	5.250%		9,000	7,481
NCL Corp., Ltd.(a)
03/15/2026	5.875%		10,000	7,846
NCR Corp.(a)
09/01/2027	5.750%		21,000	18,649
10/01/2028	5.000%		18,000	15,333
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netflix, Inc.
04/15/2028	4.875%		56,000	52,871
11/15/2028	5.875%		17,000	16,642
05/15/2029	4.625%	EUR	550,000	545,464
05/15/2029	6.375%		3,000	3,024
Netflix, Inc.(a)
11/15/2029	5.375%		24,000	22,685
06/15/2030	4.875%		40,000	36,710
Newell Brands, Inc.
06/01/2025	4.875%		11,000	10,850
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%		23,000	21,302
NFP Corp.(a)
08/15/2028	4.875%		22,000	18,860
08/15/2028	6.875%		50,000	41,579
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%		13,000	12,069
07/15/2029	4.500%		20,000	18,109
07/15/2031	4.750%		14,000	12,633
NiSource, Inc.
05/15/2047	4.375%		93,000	81,832
Novelis Corp.(a)
11/15/2026	3.250%		12,000	10,173
01/30/2030	4.750%		25,000	20,790
08/15/2031	3.875%		15,000	11,554
NRG Energy, Inc.(a)
02/15/2029	3.375%		12,000	9,698
02/15/2031	3.625%		152,000	119,611
NuStar Logistics LP
10/01/2025	5.750%		18,000	16,832
06/01/2026	6.000%		10,000	9,260
Occidental Petroleum Corp.
07/15/2025	8.000%		48,000	50,597
09/01/2030	6.625%		56,000	57,692
01/01/2031	6.125%		53,000	53,776
05/01/2031	7.500%		13,000	14,007
09/15/2036	6.450%		45,000	46,872
03/15/2046	6.600%		40,000	42,460
Oracle Corp.
04/01/2050	3.600%		174,000	121,437
03/25/2061	4.100%		168,000	120,371
Organon Finance 1 LLC(a)
04/30/2028	4.125%		44,000	38,938
04/30/2031	5.125%		36,000	31,070
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%		9,000	7,179
03/15/2030	4.625%		8,000	6,421
Owens & Minor, Inc.(a)
04/01/2030	6.625%		19,000	17,326

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
07/01/2050	4.950%	105,000	83,729
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	3,000	2,280
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	15,000	12,902
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,094,707
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	19,000	14,529
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	19,000	16,417
02/15/2029	7.750%	22,000	19,848
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	29,000	27,757
04/15/2031	4.250%	97,000	80,923
03/01/2032	3.500%	93,000	72,909
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	475,000	376,141
Plantronics, Inc.(a)
03/01/2029	4.750%	17,000	16,946
Playtika Holding Corp.(a)
03/15/2029	4.250%	14,000	11,637
Post Holdings, Inc.(a)
03/01/2027	5.750%	9,000	8,720
04/15/2030	4.625%	18,000	15,186
09/15/2031	4.500%	28,000	22,988
Prestige Brands, Inc.(a)
01/15/2028	5.125%	14,000	13,026
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	24,000	19,593
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	15,000	11,780
03/01/2031	3.875%	78,000	58,701
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	23,000	19,863
09/15/2028	6.500%	35,000	27,081
Radiology Partners, Inc.(a)
02/01/2028	9.250%	12,000	9,018
Resideo Funding, Inc.(a)
09/01/2029	4.000%	16,000	12,495
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	10,000	8,789
09/15/2029	4.000%	11,000	9,094
Roblox Corp.(a)
05/01/2030	3.875%	19,000	15,395
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	54,000	38,527
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%		14,000	12,578
RP Escrow Issuer LLC(a)
12/15/2025	5.250%		22,000	19,063
Ryan Specialty Group LLC(a)
02/01/2030	4.375%		8,000	6,962
Sabre GLBL, Inc.(a)
04/15/2025	9.250%		4,000	3,862
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		28,000	23,813
Scientific Games International, Inc.(a)
05/15/2028	7.000%		13,000	12,273
Select Medical Corp.(a)
08/15/2026	6.250%		39,000	36,485
Sempra Energy
06/15/2027	3.250%		260,000	246,583
Service Properties Trust
03/15/2024	4.650%		9,000	7,794
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%		38,000	30,605
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%		28,000	24,866
Silgan Holdings, Inc.
06/01/2028	2.250%	EUR	100,000	82,156
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%		18,000	16,093
07/01/2030	4.125%		25,000	20,877
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%		21,000	20,010
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%		13,000	13,194
Southern Co. (The)
07/01/2046	4.400%		220,000	191,804
Southern Co. (The)(e)
09/15/2081	1.875%	EUR	100,000	72,031
Southwestern Energy Co.
02/01/2029	5.375%		9,000	8,362
02/01/2032	4.750%		46,000	39,348
Spectrum Brands, Inc.
07/15/2025	5.750%		28,000	27,708
Spectrum Brands, Inc.(a)
10/01/2026	4.000%	EUR	100,000	99,441
Sprint Capital Corp.
11/15/2028	6.875%		81,000	85,353
Sprint Corp.
03/01/2026	7.625%		29,000	30,590

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Square, Inc.(a)
06/01/2026	2.750%	8,000	7,111
SRS Distribution, Inc.(a)
07/01/2028	4.625%	22,000	19,216
07/01/2029	6.125%	15,000	11,821
12/01/2029	6.000%	22,000	17,258
Staples, Inc.(a)
04/15/2026	7.500%	29,000	24,048
04/15/2027	10.750%	4,000	2,648
Sunoco LP/Finance Corp.
05/15/2029	4.500%	10,000	8,242
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	6,000	5,500
04/15/2027	10.000%	11,000	10,776
Switch Ltd.(a)
06/15/2029	4.125%	22,000	21,829
Syneos Health, Inc.(a)
01/15/2029	3.625%	7,000	5,956
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%	36,000	34,278
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	240,000	233,395
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	9,000	8,591
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	7,000	5,248
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	18,000	16,636
11/01/2027	5.125%	18,000	16,263
06/15/2028	4.625%	10,000	8,728
10/01/2028	6.125%	32,000	27,536
01/15/2030	4.375%	21,000	17,841
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	28,000	23,995
T-Mobile USA, Inc.
02/15/2029	2.625%	26,000	21,863
02/15/2031	2.875%	14,000	11,622
04/15/2031	3.500%	5,000	4,329
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	48,000	41,227
10/15/2052	3.400%	109,000	80,387
TransDigm, Inc.(a)
12/15/2025	8.000%	18,000	18,234
03/15/2026	6.250%	63,000	60,877
TransDigm, Inc.
11/15/2027	5.500%	40,000	34,062
01/15/2029	4.625%	17,000	13,686
05/01/2029	4.875%	17,000	13,819
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%		45,000	39,771
Transocean Guardian Ltd.(a)
01/15/2024	5.875%		12,735	11,803
Transocean Sentry Ltd.(a)
05/15/2023	5.375%		64,271	61,119
Uber Technologies, Inc.(a)
05/15/2025	7.500%		16,000	15,952
01/15/2028	6.250%		12,000	11,094
08/15/2029	4.500%		35,000	28,792
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%		15,000	11,985
United Airlines, Inc.(a)
04/15/2026	4.375%		10,000	8,869
US Foods, Inc.(a)
06/01/2030	4.625%		16,000	13,641
USI, Inc.(a)
05/01/2025	6.875%		15,000	14,487
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%		35,000	30,685
08/15/2031	4.125%		66,000	56,686
11/01/2033	3.875%		31,000	25,569
Verscend Escrow Corp.(a)
08/15/2026	9.750%		28,000	27,225
Vistra Operations Co. LLC(a)
09/01/2026	5.500%		14,000	13,211
05/01/2029	4.375%		20,000	16,801
Waste Pro USA, Inc.(a)
02/15/2026	5.500%		38,000	33,705
Welbilt, Inc.
02/15/2024	9.500%		9,000	9,008
Wells Fargo & Co.(a),(e)
05/04/2030	1.741%	EUR	200,000	186,760
Wells Fargo & Co.(e)
02/11/2031	2.572%		405,000	348,209
WESCO Distribution, Inc.(a)
06/15/2025	7.125%		32,000	31,926
06/15/2028	7.250%		15,000	14,831
White Cap Buyer LLC(a)
10/15/2028	6.875%		14,000	11,216
Williams Companies, Inc. (The)
09/15/2045	5.100%		79,000	73,601
10/15/2051	3.500%		95,000	70,834
WR Grace Holdings LLC(a)
06/15/2027	4.875%		32,000	27,842
08/15/2029	5.625%		45,000	33,200
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%		30,000	27,460

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	9,000	7,046
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	14,000	11,725
Total			23,877,478
Total Corporate Bonds & Notes (Cost $51,676,987)			43,278,146

Foreign Government Obligations(c),(g) 16.2%

Angola 0.4%
Angolan Government International Bond(a)
11/26/2029	8.000%	200,000	158,658
11/26/2049	9.125%	200,000	142,841
Total			301,499
Belarus 0.0%
Republic of Belarus International Bond(a)
06/29/2027	7.625%	200,000	29,612
Brazil 0.2%
Brazilian Government International Bond
01/27/2045	5.000%	200,000	143,232
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	6,000	5,496
06/01/2027	5.250%	22,000	18,903
05/15/2029	4.250%	24,000	18,826
Total			43,225
Colombia 0.9%
Colombia Government International Bond
01/30/2030	3.000%	800,000	609,202
04/15/2031	3.125%	200,000	148,241
Total			757,443
Dominican Republic 1.0%
Dominican Republic International Bond(a)
04/20/2027	8.625%	642,000	667,872
09/23/2032	4.875%	150,000	115,420
01/30/2060	5.875%	150,000	102,554
Total			885,846
Egypt 0.4%
Egypt Government International Bond(a)
05/29/2032	7.625%	200,000	130,381
03/01/2049	8.700%	355,000	211,703
Total			342,084
Foreign Government Obligations(c),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 0.3%
Electricite de France SA(a),(e)
12/31/2049	3.375%	EUR	200,000	136,741
12/31/2049	6.000%	GBP	100,000	107,406
Total				244,147
Germany 0.5%
Bundesrepublik Deutschland Bundesanleihe(a)
02/15/2026	0.500%	EUR	400,000	413,925
Guatemala 0.2%
Guatemala Government Bond(a)
06/01/2050	6.125%		200,000	168,245
India 0.4%
Export-Import Bank of India(a)
01/15/2030	3.250%		200,000	174,158
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	174,039
Total				348,197
Indonesia 1.1%
Indonesia Government International Bond(a)
01/08/2027	4.350%		400,000	399,890
01/15/2045	5.125%		200,000	190,746
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		200,000	190,521
PT Indonesia Asahan Aluminium Persero(a)
11/15/2048	6.757%		200,000	181,385
Total				962,542
Ivory Coast 0.5%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		250,000	221,918
06/15/2033	6.125%		200,000	156,524
Total				378,442
Kazakhstan 0.3%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		300,000	265,557
Malaysia 0.2%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		200,000	188,550

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Foreign Government Obligations(c),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 1.1%
Petroleos Mexicanos
01/28/2031	5.950%		400,000	291,087
02/16/2032	6.700%		587,000	447,543
01/23/2050	7.690%		273,000	183,095
Total				921,725
Netherlands 0.8%
Stedin Holding NV(a),(e)
12/31/2049	1.500%	EUR	250,000	220,668
Syngenta Finance NV(a)
04/24/2028	5.182%		200,000	198,230
TenneT Holding BV(a),(e)
12/31/2049	2.374%	EUR	250,000	242,784
Total				661,682
Oman 0.2%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	172,357
Panama 0.4%
Panama Government International Bond
01/23/2030	3.160%		200,000	178,053
07/23/2060	3.870%		200,000	142,112
Total				320,165
Paraguay 0.2%
Paraguay Government International Bond(a)
03/30/2050	5.400%		200,000	154,822
Qatar 1.2%
Qatar Government International Bond(a)
03/14/2029	4.000%		400,000	403,877
04/16/2030	3.750%		200,000	198,415
04/23/2048	5.103%		250,000	261,082
Qatar Petroleum(a)
07/12/2031	2.250%		200,000	170,957
Total				1,034,331
Romania 0.5%
Romanian Government International Bond(a)
01/22/2024	4.875%		232,000	231,019
02/27/2027	3.000%		128,000	113,085
02/14/2051	4.000%		116,000	75,424
Total				419,528
Russian Federation 0.0%
Russian Foreign Bond - Eurobond(a),(h),(i),(j),(k)
03/28/2035	0.000%		200,000	36,084
Foreign Government Obligations(c),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Saudi Arabia 0.9%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		300,000	286,012
Saudi Government International Bond(a)
01/21/2055	3.750%		625,000	511,172
Total				797,184
South Africa 0.4%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%		200,000	168,783
Republic of South Africa Government International Bond
09/30/2049	5.750%		200,000	136,613
Total				305,396
Turkey 0.7%
Turkey Government International Bond
03/25/2027	6.000%		250,000	205,403
02/17/2028	5.125%		300,000	228,730
01/14/2041	6.000%		200,000	127,290
Total				561,423
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
11/08/2026	7.625%		200,000	61,225
Ukraine Government International Bond(a)
09/01/2026	7.750%		100,000	25,743
Total				86,968
United Arab Emirates 1.0%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%		250,000	194,233
04/16/2050	3.875%		200,000	177,647
DP World PLC(a)
07/02/2037	6.850%		400,000	431,846
Total				803,726
United Kingdom 2.0%
United Kingdom Gilt(a)
06/07/2032	4.250%	GBP	1,200,000	1,722,450
Virgin Islands 0.2%
State Grid Overseas Investment Ltd.(a)
05/04/2027	3.500%		200,000	198,214
Total Foreign Government Obligations (Cost $16,665,162)				13,668,601

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	19

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.9%
Federal National Mortgage Association(b),(l)
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	4.426%	148,985	21,588
Federal National Mortgage Association(l)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	557,383	97,379
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	6.376%	500,000	370,264
Government National Mortgage Association(b),(l)
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	4.605%	103,158	13,976
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	4.505%	73,959	8,697
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	4.455%	315,837	39,330
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	4.455%	334,672	53,204
Government National Mortgage Association(l)
CMO Series 2020-153 Class CI
10/20/2050	2.500%	847,404	130,733
CMO Series 2021-9 Class MI
01/20/2051	2.500%	210,312	27,528
Total			762,699
Total Residential Mortgage-Backed Securities - Agency (Cost $904,928)			762,699

Residential Mortgage-Backed Securities - Non-Agency 12.9%

United States 12.9%
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	3.374%	134,913	133,752
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.224%	81,695	80,907
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	5.224%	322,444	323,599
BVRT Financing Trust(a),(b),(k)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	3.126%	500,000	500,000
CIM Trust(a),(d)
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	346,755	330,185
Connecticut Avenue Securities Trust(a),(b)
Subordinated CMO Series 2019-R01 Class 2B1
1-month USD LIBOR + 4.350% Floor 4.350% 07/25/2031	5.974%	700,000	698,402
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	6.926%	500,000	407,970
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	2.806%	421,095	417,401
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	2.806%	797,000	781,244
Freddie Mac STACR(a),(b)
Subordinated CMO Series 2019-HQA3 Class B1
1-month USD LIBOR + 3.000% 09/25/2049	4.624%	400,000	374,616
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA1 Class B1
1-month USD LIBOR + 2.350% 01/25/2050	3.974%	700,000	644,341
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-DNA4 Class B1
1-month USD LIBOR + 2.700% 10/25/2049	4.324%	600,000	568,474
Subordinated CMO Series 2019-HQA2 Class B1
1-month USD LIBOR + 4.100% 04/25/2049	5.724%	500,000	491,910
Homeward Opportunities Fund I Trust(a),(d)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	389,000	386,707
Oaktown Re II Ltd.(a),(b)
Subordinated CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.850% 07/25/2028	4.474%	500,000	496,117

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	6.874%	500,000	511,610
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.274%	1,000,000	986,784
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	118,639	112,147
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	440,320	410,301
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	397,938
Triangle Re Ltd.(a),(b)
Subordinated CMO Series 2021-1 Class B1
1-month USD LIBOR + 4.500% Floor 4.500% 08/25/2033	5.506%	500,000	491,914
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	372,907
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	500,000	497,750
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class M1
03/25/2060	5.500%	500,000	484,529
Total			10,901,505
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $11,314,977)			10,901,505

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.2%
Ascend Learning LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	2.500%	32,918	30,325
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	4.750%	20,000	18,300
Cengage Learning, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	35,141	31,611
SWF Holdings I Corp.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	5.595%	49,000	40,119
UKG, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	4.212%	19,577	18,292
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	6.212%	38,000	34,960
Total			173,607
Total Senior Loans (Cost $194,006)			173,607

Money Market Funds 5.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(n),(o)	4,876,541	4,873,615
Total Money Market Funds (Cost $4,873,967)		4,873,615
Total Investments in Securities (Cost $92,402,080)		79,926,512
Other Assets & Liabilities, Net		4,717,228
Net Assets		$84,643,740

At June 30, 2022, securities and/or cash totaling $305,857 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	21

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,132,000 EUR	21,264,747 USD	UBS	08/08/2022	117,597	—
4,480,000 GBP	5,500,956 USD	UBS	08/08/2022	44,030	—
Total				161,627	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Long Gilt	8	09/2022	GBP	911,840	—	(45,246)
U.S. Treasury 10-Year Note	61	09/2022	USD	7,230,406	—	(41,112)
U.S. Ultra Treasury Bond	5	09/2022	USD	771,719	36,866	—
U.S. Ultra Treasury Bond	11	09/2022	USD	1,697,781	—	(46,610)
Total					36,866	(132,968)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	990,000	15,908	—	—	15,908	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $57,100,600, which represents 67.46% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2022.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2022.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2022, the total value of these securities amounted to $36,084, which represents 0.04% of total net assets.
(i)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At June 30, 2022, the total market value of these securities amounted to $36,084, which represents 0.04% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Russian Foreign Bond - Eurobond	08/05/2020	200,000	247,098	36,084

(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2022, the total value of these securities amounted to $36,084, which represents 0.04% of total net assets.
(k)	Valuation based on significant unobservable inputs.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(m)	The stated interest rate represents the weighted average interest rate at June 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(o)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	2,760,780	30,760,800	(28,647,729)	(236)	4,873,615	(2,014)	11,051	4,876,541
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	23

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	2,831,545	—	2,831,545
Commercial Mortgage-Backed Securities - Non-Agency	—	3,417,880	—	3,417,880
Convertible Bonds	—	18,914	—	18,914
Corporate Bonds & Notes	—	43,278,146	—	43,278,146
Foreign Government Obligations	—	13,632,517	36,084	13,668,601
Residential Mortgage-Backed Securities - Agency	—	762,699	—	762,699
Residential Mortgage-Backed Securities - Non-Agency	—	10,401,505	500,000	10,901,505
Senior Loans	—	173,607	—	173,607
Money Market Funds	4,873,615	—	—	4,873,615
Total Investments in Securities	4,873,615	74,516,813	536,084	79,926,512
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	161,627	—	161,627
Futures Contracts	36,866	—	—	36,866
Swap Contracts	—	15,908	—	15,908
Liability
Futures Contracts	(132,968)	—	—	(132,968)
Total	4,777,513	74,694,348	536,084	80,007,945
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $87,528,113)	$75,052,897
Affiliated issuers (cost $4,873,967)	4,873,615
Cash	7,865
Foreign currency (cost $3,669,146)	3,631,137
Margin deposits on:
Futures contracts	241,149
Swap contracts	64,708
Unrealized appreciation on forward foreign currency exchange contracts	161,627
Receivable for:
Investments sold	28,453
Dividends	5,688
Interest	795,189
Foreign tax reclaims	1,611
Variation margin for futures contracts	109,971
Variation margin for swap contracts	1,807
Expense reimbursement due from Investment Manager	627
Prepaid expenses	4,887
Total assets	84,981,231
Liabilities
Payable for:
Investments purchased	35,256
Capital shares purchased	141,166
Management services fees	1,509
Distribution and/or service fees	324
Service fees	4,258
Compensation of board members	124,051
Compensation of chief compliance officer	10
Audit fees	17,774
Other expenses	13,143
Total liabilities	337,491
Net assets applicable to outstanding capital stock	$84,643,740
Represented by
Paid in capital	101,225,965
Total distributable earnings (loss)	(16,582,225)
Total - representing net assets applicable to outstanding capital stock	$84,643,740
Class 1
Net assets	$9,397
Shares outstanding	1,273
Net asset value per share	$7.38
Class 2
Net assets	$9,893,001
Shares outstanding	1,363,639
Net asset value per share	$7.25
Class 3
Net assets	$74,741,342
Shares outstanding	10,198,671
Net asset value per share	$7.33
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	25

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$11,051
Interest	1,752,832
Foreign taxes withheld	(401)
Total income	1,763,482
Expenses:
Management services fees	302,001
Distribution and/or service fees
Class 2	13,166
Class 3	51,489
Service fees	27,843
Compensation of board members	921
Custodian fees	19,449
Printing and postage fees	13,824
Audit fees	20,274
Legal fees	5,656
Interest on collateral	897
Compensation of chief compliance officer	6
Other	3,366
Total expenses	458,892
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(109,896)
Total net expenses	348,996
Net investment income	1,414,486
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,807,613)
Investments — affiliated issuers	(2,014)
Foreign currency translations	(115,284)
Forward foreign currency exchange contracts	1,993,660
Futures contracts	(49,780)
Swap contracts	46,142
Net realized gain	65,111
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(14,690,627)
Investments — affiliated issuers	(236)
Foreign currency translations	(28,723)
Forward foreign currency exchange contracts	166,705
Futures contracts	38,091
Swap contracts	18,146
Net change in unrealized appreciation (depreciation)	(14,496,644)
Net realized and unrealized loss	(14,431,533)
Net decrease in net assets resulting from operations	$(13,017,047)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$1,414,486	$2,900,582
Net realized gain	65,111	3,790,059
Net change in unrealized appreciation (depreciation)	(14,496,644)	(5,484,633)
Net increase (decrease) in net assets resulting from operations	(13,017,047)	1,206,008
Distributions to shareholders
Net investment income and net realized gains
Class 1	(332)	(422)
Class 2	(326,274)	(409,583)
Class 3	(2,643,494)	(3,703,346)
Total distributions to shareholders	(2,970,100)	(4,113,351)
Decrease in net assets from capital stock activity	(2,000,689)	(2,602,044)
Total decrease in net assets	(17,987,836)	(5,509,387)
Net assets at beginning of period	102,631,576	108,140,963
Net assets at end of period	$84,643,740	$102,631,576

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Distributions reinvested	42	332	49	422
Net increase	42	332	49	422
Class 2
Subscriptions	93,234	733,745	251,111	2,174,426
Distributions reinvested	41,458	326,274	48,357	409,583
Redemptions	(84,233)	(660,261)	(201,814)	(1,751,121)
Net increase	50,459	399,758	97,654	832,888
Class 3
Subscriptions	38,695	309,586	348,257	3,057,713
Distributions reinvested	332,515	2,643,494	433,140	3,703,346
Redemptions	(673,821)	(5,353,859)	(1,163,505)	(10,196,413)
Net decrease	(302,611)	(2,400,779)	(382,108)	(3,435,354)
Total net decrease	(252,110)	(2,000,689)	(284,405)	(2,602,044)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	27

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$8.77	0.13	(1.25)	—	(1.12)	(0.27)	(0.27)
Year Ended 12/31/2021	$9.01	0.25	(0.13)	—	0.12	(0.36)	(0.36)
Year Ended 12/31/2020	$9.11	0.27	0.09	—	0.36	(0.46)	(0.46)
Year Ended 12/31/2019	$8.21	0.29	0.61	0.00(e)	0.90	—	—
Year Ended 12/31/2018	$9.03	0.29	(0.74)	—	(0.45)	(0.37)	(0.37)
Year Ended 12/31/2017	$8.53	0.29	0.21	—	0.50	—	—
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$8.61	0.12	(1.23)	—	(1.11)	(0.25)	(0.25)
Year Ended 12/31/2021	$8.86	0.23	(0.14)	—	0.09	(0.34)	(0.34)
Year Ended 12/31/2020	$8.96	0.24	0.10	—	0.34	(0.44)	(0.44)
Year Ended 12/31/2019	$8.09	0.26	0.61	0.00(e)	0.87	—	—
Year Ended 12/31/2018	$8.91	0.26	(0.73)	—	(0.47)	(0.35)	(0.35)
Year Ended 12/31/2017	$8.43	0.27	0.21	—	0.48	—	—
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$8.70	0.12	(1.23)	—	(1.11)	(0.26)	(0.26)
Year Ended 12/31/2021	$8.95	0.24	(0.14)	—	0.10	(0.35)	(0.35)
Year Ended 12/31/2020	$9.05	0.26	0.09	—	0.35	(0.45)	(0.45)
Year Ended 12/31/2019	$8.16	0.27	0.62	0.00(e)	0.89	—	—
Year Ended 12/31/2018	$8.98	0.28	(0.74)	—	(0.46)	(0.36)	(0.36)
Year Ended 12/31/2017	$8.49	0.28	0.21	—	0.49	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Rounds to zero.
(f)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$7.38	(13.02%)	0.85%(c),(d)	0.61%(c),(d)	3.19%(c)	17%	$9
Year Ended 12/31/2021	$8.77	1.37%	0.89%(d)	0.61%(d)	2.87%	42%	$11
Year Ended 12/31/2020	$9.01	4.79%	0.87%	0.60%	3.11%	53%	$11
Year Ended 12/31/2019	$9.11	10.96%(f)	0.87%	0.59%	3.27%	57%	$10
Year Ended 12/31/2018	$8.21	(5.20%)	0.86%(d)	0.64%(d)	3.34%	86%	$9
Year Ended 12/31/2017	$9.03	5.86%	0.85%	0.68%	3.33%	37%	$10
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$7.25	(13.15%)	1.10%(c),(d)	0.86%(c),(d)	2.94%(c)	17%	$9,893
Year Ended 12/31/2021	$8.61	1.03%	1.14%(d)	0.86%(d)	2.62%	42%	$11,301
Year Ended 12/31/2020	$8.86	4.59%	1.12%	0.85%	2.87%	53%	$10,766
Year Ended 12/31/2019	$8.96	10.75%(f)	1.12%	0.84%	3.01%	57%	$10,750
Year Ended 12/31/2018	$8.09	(5.51%)	1.10%(d)	0.89%(d)	3.08%	86%	$9,512
Year Ended 12/31/2017	$8.91	5.69%	1.10%	0.93%	3.07%	37%	$9,719
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$7.33	(13.01%)	0.97%(c),(d)	0.74%(c),(d)	3.06%(c)	17%	$74,741
Year Ended 12/31/2021	$8.70	1.14%	1.01%(d)	0.74%(d)	2.74%	42%	$91,320
Year Ended 12/31/2020	$8.95	4.68%	0.99%	0.73%	2.99%	53%	$97,365
Year Ended 12/31/2019	$9.05	10.91%(f)	1.00%	0.72%	3.14%	57%	$102,668
Year Ended 12/31/2018	$8.16	(5.34%)	0.97%(d)	0.76%(d)	3.25%	86%	$104,256
Year Ended 12/31/2017	$8.98	5.77%	0.98%	0.80%	3.18%	37%	$131,599
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	29

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Global Strategic Income Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
30	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
32	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer to reduce overall credit exposure. Additionally, credit default swap contracts were used to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	33

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	15,908*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	161,627
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	36,866*
Total		214,401

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	132,968*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
34	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	46,142	46,142
Foreign exchange risk	1,993,660	—	—	1,993,660
Interest rate risk	—	(49,780)	—	(49,780)
Total	1,993,660	(49,780)	46,142	1,990,022

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	18,146	18,146
Foreign exchange risk	166,705	—	—	166,705
Interest rate risk	—	38,091	—	38,091
Total	166,705	38,091	18,146	222,942
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	9,968,101
Futures contracts — short	1,943,438
Credit default swap contracts — buy protection	495,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	80,814	(27,329)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	35

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
36	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2022:
	Morgan Stanley ($)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	1,807	-	1,807
Forward foreign currency exchange contracts	-	161,627	161,627
Total assets	1,807	161,627	163,434
Total financial and derivative net assets	1,807	161,627	163,434
Total collateral received (pledged) (b)	-	-	-
Net amount (c)	1,807	161,627	163,434

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	37

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.65% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.65% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to
38	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or other inter-company arrangements, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered, as appropriate, with respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	39

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap May 1, 2022 through April 30, 2023	Voluntary expense cap May 1, 2022 through June 30, 2022	Contractual expense cap prior to May 1, 2022
Class 1	0.66%	0.61%	0.61%
Class 2	0.91	0.86	0.86
Class 3	0.785	0.735	0.735
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
92,402,000	369,000	(12,763,000)	(12,394,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(1,744,023)	(3,031,073)	(4,775,096)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
40	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $15,247,382 and $21,130,210, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	41

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, private and public sectors’ significant debt problems of a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The departure of the United Kingdom (UK) from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
42	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	43

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its
44	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	45

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Global Strategic Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
46	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Management Agreement, the Board also took
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	47

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment
48	Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Global Strategic Income Fund | Semiannual Report 2022	49

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Columbia Variable Portfolio – Global Strategic Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7008_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Intermediate Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Intermediate Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Portfolio management
Jason Callan
Lead Portfolio Manager
Managed Fund since 2016
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2017
Alex Christensen, CFA
Portfolio Manager
Managed Fund since 2021
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-13.00	-13.58	1.63	2.27
Class 2	05/03/10	-13.06	-13.78	1.40	2.02
Class 3	10/13/81	-13.08	-13.76	1.51	2.14
Bloomberg U.S. Aggregate Bond Index		-10.35	-10.29	0.88	1.54
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	3

Fund at a Glance  (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Asset-Backed Securities — Agency	0.0(a)
Asset-Backed Securities — Non-Agency	14.3
Commercial Mortgage-Backed Securities - Agency	1.6
Commercial Mortgage-Backed Securities - Non-Agency	6.6
Convertible Bonds	0.0(a)
Corporate Bonds & Notes	22.4
Foreign Government Obligations	2.1
Money Market Funds	6.9
Municipal Bonds	0.5
Options Purchased Calls	0.7
Residential Mortgage-Backed Securities - Agency	21.5
Residential Mortgage-Backed Securities - Non-Agency	22.3
Senior Loans	0.2
U.S. Treasury Obligations	0.9
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2022)
AAA rating	28.4
AA rating	10.4
A rating	15.1
BBB rating	24.0
BB rating	6.5
B rating	3.5
CCC rating	1.3
CC rating	0.0(a)
C rating	0.0(a)
Not rated	10.8
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2022)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	177.7	(77.3)	100.4
Foreign Currency Derivative Contracts	—	(0.4)	(0.4)
Total Notional Market Value of Derivative Contracts	177.7	(77.7)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

4	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	870.00	1,022.36	2.27	2.46	0.49
Class 2	1,000.00	1,000.00	869.40	1,021.12	3.43	3.71	0.74
Class 3	1,000.00	1,000.00	869.20	1,021.77	2.83	3.06	0.61
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	151,818	148,846
Total Asset-Backed Securities — Agency (Cost $154,131)			148,846

Asset-Backed Securities — Non-Agency 15.4%

Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	4.046%	6,500,000	5,916,364
Ares XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% Floor 1.350% 01/15/2030	2.394%	18,020,000	17,205,712
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	2.584%	22,300,000	21,194,009
Series 2020-3A Class DR
3-month USD LIBOR + 3.250% Floor 3.250% 10/23/2034	4.434%	5,000,000	4,550,105
Series 2020-4A Class D
3-month USD LIBOR + 4.250% Floor 4.250% 10/20/2033	5.313%	7,000,000	6,675,249
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	2.463%	12,000,000	11,374,488
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% Floor 1.600% 04/30/2031	2.886%	21,000,000	20,019,027
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	2.761%	14,617,500	13,913,287
Series 2020-83A Class D
3-month USD LIBOR + 3.500% Floor 3.500% 01/18/2032	4.544%	8,000,000	7,409,056
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	2.394%	10,000,000	9,611,640
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-JPSL Class R
02/15/2025	0.000%	93,000	2,285,010
LendingPoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	4,665,980	4,631,348
Series 2021-B Class A
02/15/2029	1.110%	8,605,980	8,455,729
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	4,905,380	4,757,545
LP LMS Asset Securitization Trust(a)
Series 2021-2A Class A
01/15/2029	1.750%	11,522,371	11,326,561
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	4.644%	9,750,000	8,887,652
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class D
3-month USD LIBOR + 4.100% Floor 4.000% 01/19/2034	5.044%	13,175,000	12,556,276
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	2.813%	20,000,000	19,464,320
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	2.413%	11,300,000	10,775,092
Marlette Funding Trust(a)
Series 2020-2A Class D
09/16/2030	4.650%	4,145,000	4,077,186
Series 2021-1A Class A
06/16/2031	0.600%	444,871	443,981
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class D
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	4.163%	6,000,000	5,498,034
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	2.463%	20,375,000	19,472,326
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	2.586%	45,625,000	43,813,140
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	27,500,000	26,489,502
Subordinated Series 2021-B Class B
05/08/2031	1.960%	3,065,000	2,951,439
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% Floor 7.250% 10/22/2030	8.386%	1,962,500	1,644,247
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	2.513%	20,000,000	19,039,040
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	257,820	257,791
Series 2020-3 Class B
05/17/2027	3.220%	13,000,000	12,919,007
Series 2021-1 Class A
11/15/2027	1.180%	6,375,785	6,261,643
Series 2021-3 Class A
05/15/2029	1.150%	23,837,036	23,308,585
Series 2021-5 Class A
08/15/2029	1.530%	14,645,455	14,177,162
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	9,049,508	8,527,806
Subordinated Series 2021-5 Class B
08/15/2029	2.630%	10,998,704	10,121,829
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	16,991,527	16,416,760
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	10,200,000	9,318,732
Prosper Pass-Through Trust(a),(c),(e)
Series 2019-ST2 Class A
11/15/2025	3.750%	2,154,793	2,176,341
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	9,237,643	8,795,038
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	2.444%	28,000,000	26,893,104
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	2.414%	11,171,429	10,668,637
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	8,504,975	8,351,403
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	5,134,300	4,947,614
Series 2021-ST1 Class A
02/20/2027	2.750%	7,369,445	7,123,907
Series 2021-ST10 Class A
01/20/2030	2.250%	15,187,797	14,688,085
Upstart Securitization Trust(a)
Series 2021-3 Class A
07/20/2031	0.830%	7,259,185	7,072,682
Series 2021-4 Class A
09/20/2031	0.840%	14,388,392	13,926,895
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	11,050,000	10,506,019
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	11,370,000	10,460,726
Total Asset-Backed Securities — Non-Agency (Cost $574,440,247)			551,357,131

Commercial Mortgage-Backed Securities - Agency 1.7%

Federal National Mortgage Association(f)
Series 2017-M15 Class ATS2
11/25/2027	3.209%	49,605,029	48,797,087
FRESB Mortgage Trust(f)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	8,023,237	7,844,760
Government National Mortgage Association(f),(g)
Series 2019-147 Class IO
06/16/2061	0.396%	126,356,413	5,525,806
Total Commercial Mortgage-Backed Securities - Agency (Cost $70,257,576)			62,167,653

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 7.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,161,388	2,140,538
BAMLL Commercial Mortgage Securities Trust(a),(f)
Series 2013-WBRK Class A
03/10/2037	3.652%	5,550,000	5,359,024
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	3.574%	10,581,000	9,760,085
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	3.864%	4,900,000	4,530,766
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	3.164%	3,050,000	2,934,927
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	3.724%	6,310,000	5,927,661
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	3.124%	6,950,000	6,663,777
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	2.453%	4,400,000	4,256,727
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	4.045%	14,900,000	13,705,561
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.492% Floor 3.333% 11/15/2037	4.817%	3,096,420	2,942,112
COMM Mortgage Trust(a),(f)
Subordinated Series 2020-CBM Class E
02/10/2037	3.754%	10,950,000	9,831,737
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	14,885,903
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	3,600,000	3,024,861
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	19,065,000	14,952,546
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	17,500,000	12,546,086
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	3.125%	9,938,832	9,590,286
Hilton USA Trust(a),(f)
Series 2016-HHV Class F
11/05/2038	4.333%	4,500,000	3,938,701
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	10,507,426
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.283%	13,400,000	11,976,459
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2036	3.524%	6,600,000	6,415,494
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2036	4.074%	4,150,000	4,011,764
Progress Residential 2020-SFR3 Trust(a)
Series 2020-SFR3 Class A
10/17/2027	1.294%	7,982,076	7,329,190
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	19,775,000	18,455,501
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	2,775,000	2,681,582
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	1,735,000	1,673,883
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	5,900,000	5,682,009
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	2.474%	22,000,000	21,007,067
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	2.574%	10,469,000	10,212,890

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	4.224%	12,509,000	11,736,520
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	2.524%	6,250,000	6,007,178
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.325% Floor 1.200% 12/15/2034	2.649%	9,000,000	8,870,353
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $270,295,408)			253,558,614

Convertible Bonds 0.0%

Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	721,000	487,035
Total Convertible Bonds (Cost $684,684)			487,035

Corporate Bonds & Notes 24.2%

Aerospace & Defense 0.6%
Boeing Co. (The)
08/01/2059	3.950%	3,440,000	2,322,606
05/01/2060	5.930%	8,845,000	8,091,690
Bombardier, Inc.(a)
12/01/2024	7.500%	534,000	500,925
04/15/2027	7.875%	440,000	366,220
Northrop Grumman Corp.
01/15/2028	3.250%	6,000,000	5,700,120
TransDigm, Inc.(a)
03/15/2026	6.250%	1,995,000	1,927,780
TransDigm, Inc.
06/15/2026	6.375%	1,198,000	1,121,861
11/15/2027	5.500%	795,000	676,982
05/01/2029	4.875%	460,000	373,934
Total			21,082,118
Airlines 0.1%
Air Canada(a)
08/15/2026	3.875%	987,000	837,754
American Airlines, Inc.(a)
07/15/2025	11.750%	600,000	620,994
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	2,077,095	1,913,642
04/20/2029	5.750%	207,779	177,402
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	802,736	719,350
United Airlines, Inc.(a)
04/15/2026	4.375%	347,000	307,761
04/15/2029	4.625%	389,000	329,870
Total			4,906,773
Automotive 0.2%
Ford Motor Co.
02/12/2032	3.250%	1,569,000	1,172,796
Ford Motor Credit Co. LLC
11/13/2025	3.375%	1,595,000	1,436,024
01/09/2027	4.271%	934,000	836,593
08/17/2027	4.125%	334,000	294,078
02/16/2028	2.900%	368,000	296,739
02/10/2029	2.900%	960,000	752,644
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	357,000	297,561
IAA Spinco, Inc.(a)
06/15/2027	5.500%	727,000	677,014
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,615,000	1,519,667
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	665,000	643,263
Tenneco, Inc.(a)
01/15/2029	7.875%	335,000	324,458
Total			8,250,837
Banking 6.1%
Bank of America Corp.(h)
07/23/2031	1.898%	32,855,000	26,286,893
10/20/2032	2.572%	10,390,000	8,573,203
02/04/2033	2.972%	18,020,000	15,359,662
Citigroup, Inc.(h)
06/03/2031	2.572%	4,618,000	3,884,777
01/25/2033	3.057%	19,236,000	16,339,094
Goldman Sachs Group, Inc. (The)(h)
07/21/2032	2.383%	13,579,000	10,990,728
02/24/2033	3.102%	18,433,000	15,763,208
HSBC Holdings PLC(h)
05/24/2032	2.804%	9,154,000	7,515,219
11/22/2032	2.871%	16,633,000	13,624,455
JPMorgan Chase & Co.(h)
10/15/2030	2.739%	7,987,000	6,963,358
04/22/2032	2.580%	27,720,000	23,340,418
11/08/2032	2.545%	24,791,000	20,598,265

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(h)
07/21/2032	2.239%	7,128,000	5,791,956
10/20/2032	2.511%	12,103,000	10,021,733
Subordinated
04/20/2037	5.297%	6,635,000	6,436,827
Wells Fargo & Co.(h)
10/30/2030	2.879%	609,000	535,609
02/11/2031	2.572%	32,216,000	27,698,536
Total			219,723,941
Brokerage/Asset Managers/Exchanges 0.1%
Hightower Holding LLC(a)
04/15/2029	6.750%	364,000	274,034
NFP Corp.(a)
08/15/2028	4.875%	366,000	313,764
08/15/2028	6.875%	1,494,000	1,242,391
Total			1,830,189
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	742,000	640,294
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	1,217,000	1,107,439
SRS Distribution, Inc.(a)
07/01/2028	4.625%	470,000	410,524
07/01/2029	6.125%	385,000	303,403
12/01/2029	6.000%	515,000	403,985
White Cap Buyer LLC(a)
10/15/2028	6.875%	493,000	394,956
Total			3,260,601
Cable and Satellite 1.3%
CCO Holdings LLC/Capital Corp.(a)
03/01/2030	4.750%	626,000	535,427
08/15/2030	4.500%	2,052,000	1,714,857
02/01/2031	4.250%	459,000	376,924
02/01/2032	4.750%	552,000	454,475
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	558,000	451,762
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,412,000	3,776,716
06/30/2062	3.950%	6,039,000	4,025,133
04/01/2063	5.500%	22,842,000	19,482,603
CSC Holdings LLC(a)
02/01/2028	5.375%	1,434,000	1,253,318
01/15/2030	5.750%	1,311,000	953,772
12/01/2030	4.125%	1,466,000	1,142,668
12/01/2030	4.625%	284,000	190,226
11/15/2031	5.000%	258,000	173,247
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	756,000	644,976
DISH DBS Corp.
07/01/2026	7.750%	466,000	361,675
06/01/2029	5.125%	1,327,000	806,391
DISH DBS Corp.(a)
12/01/2028	5.750%	1,086,000	803,782
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	604,000	521,618
09/15/2028	6.500%	907,000	701,772
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	552,000	493,515
07/01/2030	4.125%	266,000	222,136
Videotron Ltd.(a)
06/15/2029	3.625%	3,204,000	2,644,829
Virgin Media Finance PLC(a)
07/15/2030	5.000%	1,218,000	965,255
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	566,000	507,110
VZ Secured Financing BV(a)
01/15/2032	5.000%	901,000	747,835
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	432,000	338,853
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	419,000	373,490
Ziggo BV(a)
01/15/2030	4.875%	1,060,000	898,557
Total			45,562,922
Chemicals 0.2%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	390,000	318,542
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	555,000	495,199
Element Solutions, Inc.(a)
09/01/2028	3.875%	732,000	605,336
HB Fuller Co.
10/15/2028	4.250%	600,000	504,071
Herens Holdco Sarl(a)
05/15/2028	4.750%	544,000	453,645
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	845,000	670,150
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	535,000	487,481
Iris Holdings, Inc.(a),(i)
02/15/2026	8.750%	323,000	264,822

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPCM SA(a)
03/15/2027	3.125%	228,000	192,384
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	417,000	333,194
WR Grace Holdings LLC(a)
06/15/2027	4.875%	816,000	709,966
08/15/2029	5.625%	1,174,000	866,158
Total			5,900,948
Construction Machinery 0.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	967,000	781,503
Herc Holdings, Inc.(a)
07/15/2027	5.500%	162,000	148,269
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	223,000	218,407
Total			1,148,179
Consumer Cyclical Services 0.1%
APX Group, Inc.(a)
07/15/2029	5.750%	171,000	132,762
Arches Buyer, Inc.(a)
12/01/2028	6.125%	635,000	518,316
Staples, Inc.(a)
04/15/2026	7.500%	623,000	516,619
Uber Technologies, Inc.(a)
05/15/2025	7.500%	315,000	314,057
08/15/2029	4.500%	1,999,000	1,644,425
Total			3,126,179
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	699,000	620,531
Mattel, Inc.(a)
12/15/2027	5.875%	380,000	371,471
04/01/2029	3.750%	788,000	708,780
Mattel, Inc.
10/01/2040	6.200%	1,049,000	1,009,871
Prestige Brands, Inc.(a)
01/15/2028	5.125%	470,000	437,288
Spectrum Brands, Inc.
07/15/2025	5.750%	254,000	251,355
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	133,000	99,705
Total			3,499,001
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 1.0%
Carrier Global Corp.
04/05/2050	3.577%	16,993,000	12,895,347
Gates Global LLC/Co.(a)
01/15/2026	6.250%	1,054,000	979,854
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	11,333,000	10,606,907
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	5.159%	9,285,000	8,122,443
Madison IAQ LLC(a)
06/30/2028	4.125%	1,154,000	956,025
06/30/2029	5.875%	407,000	310,429
Resideo Funding, Inc.(a)
09/01/2029	4.000%	516,000	402,951
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	401,000	358,117
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	1,398,000	1,394,753
06/15/2028	7.250%	299,000	295,631
Total			36,322,457
Electric 2.0%
AEP Texas, Inc.
01/15/2050	3.450%	6,785,000	5,230,934
Appalachian Power Co.
05/15/2044	4.400%	6,365,000	5,583,990
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	760,000	616,311
01/15/2032	3.750%	229,000	181,115
DTE Energy Co.
10/01/2026	2.850%	10,003,000	9,461,913
Emera US Finance LP
06/15/2046	4.750%	13,116,000	11,568,494
Georgia Power Co.
03/15/2042	4.300%	4,675,000	4,065,569
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	631,000	604,301
NRG Energy, Inc.(a)
02/15/2029	3.375%	322,000	260,239
06/15/2029	5.250%	776,000	693,250
02/15/2031	3.625%	3,930,000	3,092,586
02/15/2032	3.875%	659,000	523,176
Pacific Gas and Electric Co.
07/01/2050	4.950%	14,610,000	11,650,346
Southern Co. (The)
07/01/2046	4.400%	3,505,000	3,055,779

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	225,000	211,550
05/01/2029	4.375%	657,000	551,915
Xcel Energy, Inc.
12/01/2029	2.600%	3,308,000	2,908,203
06/01/2030	3.400%	11,830,000	10,880,607
Total			71,140,278
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	1,336,000	1,238,695
12/15/2026	5.125%	481,000	459,256
08/01/2028	4.000%	612,000	508,511
06/15/2029	4.750%	497,000	415,456
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	987,000	875,438
Total			3,497,356
Finance Companies 0.1%
Navient Corp.
01/25/2023	5.500%	272,000	270,076
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	556,000	498,303
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	968,000	760,175
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	1,580,000	1,127,276
Total			2,655,830
Food and Beverage 1.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	18,916,000	17,840,994
Bacardi Ltd.(a)
05/15/2048	5.300%	13,380,000	12,572,225
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	429,000	427,898
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,961,000	1,715,768
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,256,000	2,238,739
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	496,000	470,770
12/01/2031	3.750%	715,000	586,405
Kraft Heinz Foods Co.
06/01/2046	4.375%	20,454,000	17,039,585
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	375,000	326,241
01/31/2032	4.375%	373,000	324,366
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	971,000	929,366
04/15/2031	4.250%	1,471,000	1,227,192
03/01/2032	3.500%	5,544,000	4,346,318
Post Holdings, Inc.(a)
03/01/2027	5.750%	510,000	494,118
09/15/2031	4.500%	897,000	736,453
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	770,000	628,621
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	833,000	704,045
US Foods, Inc.(a)
04/15/2025	6.250%	342,000	341,010
02/15/2029	4.750%	535,000	467,477
06/01/2030	4.625%	377,000	321,411
Total			63,739,002
Gaming 0.3%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	1,070,000	905,483
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,045,000	815,532
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	924,000	885,489
07/01/2025	6.250%	1,994,000	1,921,819
07/01/2027	8.125%	756,000	728,978
International Game Technology PLC(a)
04/15/2026	4.125%	244,000	221,433
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	660,000	538,905
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	730,000	558,231
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	618,000	525,590
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	905,000	862,316
09/01/2026	4.500%	512,000	471,730
12/01/2026	4.250%	770,000	706,831
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	311,000	284,664
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	285,000	277,245
10/01/2029	5.125%	241,000	188,680
Total			9,892,926
Health Care 0.9%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	233,000	217,983
04/15/2029	5.000%	243,000	219,549

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AdaptHealth LLC(a)
08/01/2029	4.625%	121,000	99,475
03/01/2030	5.125%	920,000	773,487
Avantor Funding, Inc.(a)
07/15/2028	4.625%	574,000	525,529
11/01/2029	3.875%	1,816,000	1,588,842
Becton Dickinson and Co.
02/11/2031	1.957%	3,098,000	2,505,772
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	423,000	367,095
03/15/2031	4.000%	128,000	109,609
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	464,000	422,511
03/15/2027	5.625%	154,000	130,332
04/15/2029	6.875%	489,000	313,042
05/15/2030	5.250%	1,032,000	787,720
CVS Health Corp.
03/25/2048	5.050%	8,930,000	8,543,809
HCA, Inc.(a)
03/15/2052	4.625%	14,563,000	11,651,033
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	151,000	128,724
10/01/2029	5.250%	228,000	189,507
Owens & Minor, Inc.(a)
04/01/2030	6.625%	376,000	342,875
Radiology Partners, Inc.(a)
02/01/2028	9.250%	159,000	119,492
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	495,000	428,927
Select Medical Corp.(a)
08/15/2026	6.250%	1,454,000	1,360,242
Tenet Healthcare Corp.
07/15/2024	4.625%	574,000	551,508
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	495,000	456,640
02/01/2027	6.250%	627,000	579,489
10/01/2028	6.125%	820,000	705,605
06/01/2029	4.250%	91,000	76,899
01/15/2030	4.375%	674,000	572,616
Total			33,768,312
Healthcare Insurance 0.2%
Centene Corp.
12/15/2029	4.625%	834,000	777,695
10/15/2030	3.000%	734,000	608,369
08/01/2031	2.625%	5,606,000	4,498,815
Total			5,884,879
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.0%
Meritage Homes Corp.(a)
04/15/2029	3.875%	974,000	807,930
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	623,000	620,841
Total			1,428,771
Independent Energy 1.0%
Apache Corp.
01/15/2030	4.250%	1,243,000	1,108,237
09/01/2040	5.100%	873,000	737,310
02/01/2042	5.250%	398,000	331,349
04/15/2043	4.750%	434,000	339,183
01/15/2044	4.250%	424,000	316,167
Callon Petroleum Co.
07/01/2026	6.375%	1,124,000	1,035,094
Callon Petroleum Co.(a)
08/01/2028	8.000%	213,000	204,854
CNX Resources Corp.(a)
03/14/2027	7.250%	538,000	527,978
01/15/2029	6.000%	337,000	313,411
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	465,000	407,382
Comstock Resources, Inc.(a)
03/01/2029	6.750%	307,000	275,670
01/15/2030	5.875%	566,000	489,666
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	435,000	437,635
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	571,000	498,367
04/15/2030	6.000%	334,000	294,080
04/15/2032	6.250%	231,000	201,957
Matador Resources Co.
09/15/2026	5.875%	1,058,000	1,019,451
Occidental Petroleum Corp.
07/15/2025	8.000%	494,000	520,728
09/01/2030	6.625%	1,880,000	1,936,807
01/01/2031	6.125%	5,569,000	5,650,533
09/15/2036	6.450%	11,432,000	11,907,616
03/15/2040	6.200%	1,074,000	1,063,021
03/15/2046	6.600%	5,510,000	5,848,838
Southwestern Energy Co.
02/01/2029	5.375%	249,000	231,357
02/01/2032	4.750%	1,181,000	1,010,223
Total			36,706,914
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	3,240,000	2,464,356

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lukoil International Finance BV(a)
04/24/2023	4.563%	2,256,000	1,567,892
Total			4,032,248
Leisure 0.2%
Carnival Corp.(a)
03/01/2026	7.625%	1,125,000	878,216
03/01/2027	5.750%	2,562,000	1,850,757
08/01/2028	4.000%	510,000	418,358
05/01/2029	6.000%	1,103,000	772,304
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	564,000	548,297
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	284,000	270,684
Cinemark USA, Inc.(a)
05/01/2025	8.750%	168,000	170,464
03/15/2026	5.875%	751,000	670,415
07/15/2028	5.250%	371,000	297,829
NCL Corp., Ltd.(a)
03/15/2026	5.875%	350,000	274,598
02/15/2029	7.750%	91,000	69,229
NCL Finance Ltd.(a)
03/15/2028	6.125%	181,000	131,690
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	176,000	174,716
07/01/2026	4.250%	474,000	336,639
08/31/2026	5.500%	600,000	440,985
07/15/2027	5.375%	235,000	170,690
04/01/2028	5.500%	619,000	430,167
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	620,000	394,671
Total			8,300,709
Life Insurance 0.3%
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
12/01/2061	3.200%	2,890,000	1,988,107
10/15/2070	3.729%	2,810,000	2,065,558
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	4,984,000	4,960,016
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	992,000	964,701
Total			9,978,382
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	535,000	425,767
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.7%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	841,000	778,091
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	249,000	181,182
06/01/2029	7.500%	1,070,000	773,075
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	401,000	338,620
iHeartCommunications, Inc.
05/01/2026	6.375%	566,350	524,790
05/01/2027	8.375%	801,774	640,699
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	439,000	375,736
01/15/2028	4.750%	313,000	257,907
Magallanes, Inc.(a)
03/15/2062	5.391%	21,377,000	17,928,087
Netflix, Inc.
11/15/2028	5.875%	1,470,000	1,439,036
05/15/2029	6.375%	1,124,000	1,132,960
Netflix, Inc.(a)
11/15/2029	5.375%	379,000	358,231
06/15/2030	4.875%	276,000	253,297
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	318,000	278,161
01/15/2029	4.250%	245,000	195,432
03/15/2030	4.625%	177,000	142,060
Roblox Corp.(a)
05/01/2030	3.875%	479,000	388,119
Univision Communications, Inc.(a)
05/01/2029	4.500%	252,000	217,760
Total			26,203,243
Metals and Mining 0.2%
Allegheny Technologies, Inc.
10/01/2029	4.875%	129,000	104,280
10/01/2031	5.125%	1,135,000	889,998
Constellium SE(a)
06/15/2028	5.625%	1,541,000	1,394,532
04/15/2029	3.750%	1,110,000	884,134
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	776,000	629,239
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	74,000	61,947
06/01/2031	4.500%	1,076,000	823,867

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(a)
11/15/2026	3.250%	321,000	272,137
01/30/2030	4.750%	713,000	592,918
08/15/2031	3.875%	387,000	298,097
Total			5,951,149
Midstream 1.4%
Cheniere Energy Partners LP
10/01/2029	4.500%	463,000	413,660
03/01/2031	4.000%	801,000	682,886
Cheniere Energy Partners LP(a)
01/31/2032	3.250%	778,000	613,263
Cheniere Energy, Inc.
10/15/2028	4.625%	597,000	540,111
CNX Midstream Partners LP(a)
04/15/2030	4.750%	602,000	504,813
DCP Midstream Operating LP
05/15/2029	5.125%	385,000	346,608
04/01/2044	5.600%	210,000	169,924
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	164,000	152,650
DT Midstream, Inc.(a)
06/15/2031	4.375%	685,000	572,620
Enterprise Products Operating LLC
03/15/2044	4.850%	1,496,000	1,358,993
01/31/2060	3.950%	3,571,000	2,812,934
EQM Midstream Partners LP(a)
07/01/2025	6.000%	195,000	187,551
07/01/2027	6.500%	492,000	457,666
01/15/2029	4.500%	679,000	551,592
01/15/2031	4.750%	1,517,000	1,210,092
EQM Midstream Partners LP
07/15/2048	6.500%	313,000	233,240
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	2,775,000	2,193,293
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	225,000	212,177
02/01/2028	5.000%	695,000	595,988
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	202,000	176,796
Kinder Morgan, Inc.
02/15/2046	5.050%	10,253,000	9,162,819
NuStar Logistics LP
10/01/2025	5.750%	840,000	785,516
06/01/2026	6.000%	344,000	318,533
04/28/2027	5.625%	190,000	169,399
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	18,015,000	14,265,653
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	230,000	227,166
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%	351,000	335,327
03/01/2030	5.500%	574,000	546,540
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	610,000	539,120
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	908,000	796,065
08/15/2031	4.125%	1,461,000	1,254,827
11/01/2033	3.875%	707,000	583,132
Western Gas Partners LP
08/15/2048	5.500%	1,265,000	1,036,854
Williams Companies, Inc. (The)
09/15/2045	5.100%	3,178,000	2,960,827
10/15/2051	3.500%	3,776,000	2,815,451
Total			49,784,086
Natural Gas 0.4%
NiSource, Inc.
05/01/2030	3.600%	4,570,000	4,187,860
02/15/2043	5.250%	990,000	960,537
05/15/2047	4.375%	10,560,000	9,291,914
Total			14,440,311
Oil Field Services 0.0%
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	988,738	940,231
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	1,295,000	1,183,249
02/01/2027	4.250%	407,000	329,565
06/15/2029	4.750%	1,141,000	880,658
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	269,000	227,998
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	354,000	311,119
Service Properties Trust
03/15/2024	4.650%	262,000	226,904
Total			3,159,493
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	418,000	413,541
09/01/2029	4.000%	1,197,000	959,877
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	364,000	308,394
08/15/2027	5.250%	248,000	173,737

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BWAY Holding Co.(a)
04/15/2024	5.500%	351,000	335,269
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	261,000	229,681
Canpack SA/US LLC(a)
11/15/2029	3.875%	837,000	661,526
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	1,507,000	1,420,614
08/15/2027	8.500%	373,000	351,410
Total			4,854,049
Pharmaceuticals 0.7%
AbbVie, Inc.
06/15/2044	4.850%	7,435,000	7,128,953
11/14/2048	4.875%	917,000	883,593
11/21/2049	4.250%	1,845,000	1,635,351
Amgen, Inc.
02/22/2062	4.400%	14,092,000	12,254,938
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	540,000	386,253
02/01/2027	6.125%	415,000	353,689
06/01/2028	4.875%	243,000	190,173
02/15/2031	5.250%	602,000	309,122
Endo Dac/Finance LLC/Finco, Inc.(a)
06/30/2028	6.000%	381,000	30,289
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	394,000	341,727
Organon Finance 1 LLC(a)
04/30/2028	4.125%	857,000	758,400
04/30/2031	5.125%	951,000	820,760
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	85,000	64,601
Total			25,157,849
Property & Casualty 0.6%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	346,000	302,135
10/15/2027	6.750%	983,000	871,545
11/01/2029	5.875%	641,000	531,976
AssuredPartners, Inc.(a)
01/15/2029	5.625%	410,000	331,564
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	18,442,000	15,783,044
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	994,000	775,260
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	167,000	156,886
HUB International Ltd.(a)
12/01/2029	5.625%	662,000	554,659
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	172,000	149,680
Total			19,456,749
Restaurants 0.1%
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	935,000	718,264
IRB Holding Corp.(a)
06/15/2025	7.000%	554,000	540,659
Yum! Brands, Inc.
04/01/2032	5.375%	457,000	421,615
Total			1,680,538
Retailers 0.4%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	151,000	124,732
02/15/2032	5.000%	151,000	123,512
L Brands, Inc.(a)
10/01/2030	6.625%	361,000	311,812
L Brands, Inc.
11/01/2035	6.875%	237,000	192,507
Lowe’s Companies, Inc.
10/15/2050	3.000%	11,031,000	7,691,507
04/01/2062	4.450%	5,199,000	4,443,061
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	659,000	569,404
02/15/2029	7.750%	515,000	464,630
Total			13,921,165
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	357,000	333,832
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	924,000	787,561
Total			1,121,393
Technology 1.4%
Broadcom, Inc.(a)
04/15/2034	3.469%	11,191,000	9,077,112
11/15/2036	3.187%	2,726,000	2,070,649
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	364,000	306,014
07/01/2029	4.875%	732,000	600,900
CommScope Technologies LLC(a)
06/15/2025	6.000%	181,000	156,567
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	493,000	400,741

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entegris Escrow Corp.(a)
04/15/2029	4.750%	140,000	130,500
06/15/2030	5.950%	503,000	479,302
Gartner, Inc.(a)
07/01/2028	4.500%	252,000	229,295
10/01/2030	3.750%	476,000	411,475
HealthEquity, Inc.(a)
10/01/2029	4.500%	774,000	677,517
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	1,370,000	1,100,911
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	434,000	345,264
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,302,000	891,096
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	889,000	741,798
NCR Corp.(a)
04/15/2029	5.125%	1,323,000	1,121,685
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	453,000	420,557
07/15/2029	4.500%	735,000	665,491
07/15/2031	4.750%	302,000	272,505
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,090,000	1,861,828
01/15/2033	5.000%	4,258,000	4,161,170
02/15/2042	3.125%	3,869,000	2,833,876
Oracle Corp.
04/01/2050	3.600%	16,051,000	11,202,252
03/25/2061	4.100%	5,017,000	3,594,640
Plantronics, Inc.(a)
03/01/2029	4.750%	976,000	972,919
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	132,000	127,457
09/01/2025	7.375%	183,000	169,782
Switch Ltd.(a)
09/15/2028	3.750%	60,000	59,365
06/15/2029	4.125%	820,000	813,641
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	344,000	328,379
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	4,250,000	2,954,902
Verscend Escrow Corp.(a)
08/15/2026	9.750%	874,000	849,798
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	371,000	310,712
Total			50,340,100
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.8%
Altice France Holding SA(a)
02/15/2028	6.000%	715,000	493,123
Altice France SA(a)
02/01/2027	8.125%	160,000	147,430
01/15/2028	5.500%	771,000	612,891
07/15/2029	5.125%	484,000	365,189
10/15/2029	5.500%	261,000	199,942
American Tower Corp.
08/15/2029	3.800%	10,707,000	9,830,991
06/15/2030	2.100%	2,980,000	2,381,000
T-Mobile USA, Inc.
02/01/2028	4.750%	322,000	310,387
04/15/2031	3.500%	683,000	591,319
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	670,000	575,459
10/15/2052	3.400%	12,306,000	9,075,594
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	866,000	707,008
07/15/2031	4.750%	2,033,000	1,669,677
Total			26,960,010
Wirelines 0.4%
AT&T, Inc.
12/01/2057	3.800%	14,269,000	11,066,502
CenturyLink, Inc.
04/01/2025	5.625%	619,000	587,603
CenturyLink, Inc.(a)
12/15/2026	5.125%	258,000	217,483
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	801,000	664,476
03/01/2028	6.125%	520,000	376,779
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	277,000	280,236
Iliad Holding SAS(a)
10/15/2026	6.500%	953,000	857,400
10/15/2028	7.000%	1,180,000	1,031,400
Total			15,081,879
Total Corporate Bonds & Notes (Cost $1,026,614,334)			865,117,764

Foreign Government Obligations(j) 2.3%

Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	1,365,000	245,330

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	346,000	297,284
05/15/2029	4.250%	647,000	507,522
Total			804,806
Colombia 0.5%
Colombia Government International Bond
04/22/2032	3.250%	4,160,000	3,015,852
02/26/2044	5.625%	2,500,000	1,794,836
05/15/2049	5.200%	9,733,000	6,590,555
Ecopetrol SA
04/29/2030	6.875%	8,700,000	7,701,681
Total			19,102,924
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,563,417
Egypt 0.1%
Egypt Government International Bond(a)
02/16/2031	5.875%	909,000	563,644
01/31/2047	8.500%	2,105,000	1,244,136
Total			1,807,780
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	4,650,000	4,049,186
Indonesia 0.1%
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%	708,000	703,735
05/15/2030	5.450%	3,550,000	3,334,211
Total			4,037,946
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	782,000	612,007
Mexico 0.6%
Petroleos Mexicanos
09/21/2047	6.750%	20,422,000	12,636,163
01/23/2050	7.690%	10,000,000	6,706,782
01/28/2060	6.950%	5,920,000	3,662,303
Total			23,005,248
Paraguay 0.0%
Paraguay Government International Bond(a)
08/11/2044	6.100%	688,000	598,156
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%	5,000,000	5,030,982
Qatar Petroleum(a)
07/12/2031	2.250%	5,445,000	4,654,304
Total			9,685,286
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	2,740,000	946,130
Saudi Arabia 0.2%
Saudi Government International Bond(a)
04/17/2049	5.000%	5,250,000	5,147,860
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%	5,000,000	4,272,054
09/30/2049	5.750%	880,000	601,099
Total			4,873,153
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2032	7.375%	1,800,000	449,401
United Arab Emirates 0.2%
DP World Ltd.(a)
09/25/2048	5.625%	2,982,000	2,783,515
DP World PLC(a)
07/02/2037	6.850%	3,290,000	3,551,933
Total			6,335,448
Total Foreign Government Obligations (Cost $115,690,780)			83,264,078

Municipal Bonds 0.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.2%
City of New York
Unlimited General Obligation Bonds
Series 2021A-1
08/01/2047	5.000%	6,045,000	6,573,583
Municipal Power 0.1%
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Series 2021B
07/01/2051	5.000%	3,105,000	3,397,521

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.3%
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax
Series 2020
03/15/2050	5.000%	10,010,000	10,786,279
Total Municipal Bonds (Cost $20,714,864)			20,757,383

Residential Mortgage-Backed Securities - Agency 23.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(k)
08/01/2045	3.500%	14,709,945	14,528,847
10/01/2045	4.000%	3,567,608	3,568,475
Federal Home Loan Mortgage Corp.
10/01/2045	4.000%	2,975,678	2,974,188
12/01/2051	2.500%	28,154,497	25,419,650
05/01/2052	3.000%	27,810,762	26,056,160
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	4.576%	387,328	50,748
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	4.726%	1,029,742	208,282
CMO Series 4620 Class AS
-1.0 x 1-month USD LIBOR + 0.440% 11/15/2042	0.958%	1,238,814	56,125
CMO Series 4831 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/15/2048	4.876%	9,002,709	1,494,151
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	4.426%	27,016,148	4,035,159
CMO Series 4979 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 06/25/2048	4.426%	11,628,286	1,993,879
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	4.726%	2,226,094	272,351
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	4.646%	1,125,251	144,834
Federal Home Loan Mortgage Corp.(g)
CMO Series 4176 Class BI
03/15/2043	3.500%	1,014,529	145,855
Federal National Mortgage Association
02/01/2027- 05/01/2052	3.000%	131,264,230	123,661,064
08/01/2040	4.500%	1,460,404	1,488,425
08/01/2043- 05/01/2052	3.500%	83,107,348	80,807,830
05/01/2048	4.000%	1,241,738	1,244,286
CMO Series 2017-72 Class B
09/25/2047	3.000%	12,919,239	12,347,802
Federal National Mortgage Association(k)
05/01/2044- 02/01/2048	4.000%	15,890,140	16,017,789
06/01/2044	4.500%	4,881,943	5,044,595
10/01/2051	2.500%	42,278,106	38,298,558
Federal National Mortgage Association(g)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	1,038,865	49,819
CMO Series 2020-76 Class EI
11/25/2050	2.500%	28,957,065	4,592,984
CMO Series 2021-3 Class TI
02/25/2051	2.500%	94,755,106	16,554,333
Federal National Mortgage Association(b),(g)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	4.276%	2,007,207	266,778
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	4.526%	2,699,707	426,499
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	4.376%	1,494,521	198,178

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	19

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	4.376%	9,321,360	1,405,681
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	4.376%	23,109,489	3,405,218
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	4.526%	11,340,405	1,798,010
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	4.476%	9,774,904	1,497,600
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	4.526%	8,644,853	1,489,790
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	4.526%	16,722,519	3,011,930
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	4.576%	11,364,819	2,053,664
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	4.576%	8,534,729	1,463,934
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	4.526%	16,543,541	2,467,972
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	4.426%	36,108,967	5,232,276
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	4.426%	26,343,280	3,971,621
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	4.426%	19,797,346	3,672,121
Freddie Mac REMICS(g)
CMO Series 5152 Class XI
11/25/2050	2.500%	62,092,859	9,069,165
Government National Mortgage Association(k)
04/20/2048	4.500%	9,454,903	9,704,603
Government National Mortgage Association(g)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	3,547,013	376,091
CMO Series 2020-175 Class KI
11/20/2050	2.500%	62,173,275	8,997,331
CMO Series 2020-191 Class UG
12/20/2050	3.500%	38,078,870	6,456,295
CMO Series 2021-119 Class QI
07/20/2051	3.000%	34,643,498	5,233,489
CMO Series 2021-16 Class KI
01/20/2051	2.500%	42,585,051	6,675,411
CMO Series 2021-179 Class IB
09/20/2051	3.000%	43,034,808	6,373,666
CMO Series 2021-9 Class MI
01/20/2051	2.500%	39,959,191	5,230,279
Government National Mortgage Association(b),(g)
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	4.605%	11,493,213	1,618,505
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	4.605%	14,755,000	2,007,666
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	4.605%	6,204,372	810,473

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	4.555%	8,833,343	1,161,242
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.605%	8,532,045	980,018
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.605%	10,487,763	1,285,927
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	4.655%	13,746,311	1,663,174
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	4.605%	10,732,843	1,364,424
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	4.555%	7,638,111	910,296
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	4.605%	21,060,545	2,780,603
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	4.555%	17,816,153	2,185,005
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	4.605%	11,113,272	1,371,419
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	4.605%	11,389,199	1,426,724
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-97 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	4.605%	10,875,554	1,253,407
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	4.405%	17,176,979	2,143,933
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	4.555%	12,626,344	1,654,650
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	4.555%	13,654,145	1,580,415
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	4.455%	13,385,806	1,415,323
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	4.555%	12,065,623	1,651,863
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	4.555%	17,277,941	2,243,409
CMO Series 2020-188 Class SA
1-month USD LIBOR + 6.300% Cap 6.300% 12/20/2050	4.705%	20,794,030	3,577,906
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	4.455%	8,649,452	1,178,447
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	4.555%	13,246,772	1,634,735

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	21

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	4.729%	29,831,979	4,739,192
Government National Mortgage Association TBA(l)
08/18/2052	4.000%	105,000,000	104,413,477
Uniform Mortgage-Backed Security TBA(l)
08/16/2037	2.500%	41,500,000	39,638,074
08/16/2037- 08/11/2052	3.000%	135,000,000	128,689,185
08/16/2037	3.500%	8,000,000	7,940,312
08/11/2052	4.000%	35,000,000	34,490,039
Total Residential Mortgage-Backed Securities - Agency (Cost $852,038,828)			829,343,634

Residential Mortgage-Backed Securities - Non-Agency 24.0%

510 Asset Backed Trust(a),(f)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	14,032,064	13,039,521
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	5,000,000	4,817,856
Angel Oak Mortgage Trust(a),(f)
CMO Series 2020-R1 Class M1
04/25/2053	2.621%	3,918,000	3,692,939
Angel Oak Mortgage Trust I LLC(a),(f)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	10,544,000	10,407,643
CMO Series 2019-2 Class A2
03/25/2049	3.782%	315,369	314,513
CMO Series 2019-2 Class A3
03/25/2049	3.833%	262,254	261,559
Arroyo Mortgage Trust(a),(f)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	2,756,430	2,642,846
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	4.974%	2,698,079	2,698,235
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	3.624%	9,907,000	9,807,445
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.224%	11,845,739	11,731,442
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	4.474%	3,984,119	3,958,268
CMO Series 2020-3A Class M1C
1-month USD LIBOR + 3.700% Floor 3.700% 10/25/2030	4.706%	13,300,000	13,406,385
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.200% Floor 2.200% 03/25/2031	2.489%	15,350,000	14,788,899
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	1.789%	7,000,000	6,538,263
BRAVO Residential Funding Trust(a),(f)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	1,689,850	1,657,466
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	758,342	743,322
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	3,750,000	3,473,802
Bunker Hill Loan Depositary Trust(a),(f)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	3,809,784	3,699,368
BVRT Financing Trust(a),(b),(e)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	1.976%	18,411,620	18,411,620
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	3.126%	23,700,000	23,700,000
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.374%	14,900,000	14,749,035
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	16,106,517	15,304,765
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.076% 09/25/2058	2.789%	1,049,103	1,021,143
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	2,412,372	2,334,396

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	3,694,059	3,530,707
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	3,906,000	3,785,405
CMO Series 2021-3 Class A1
09/27/2066	0.956%	11,865,584	10,297,033
CMO Series 2021-3 Class A2
09/27/2066	1.162%	4,909,897	4,258,144
CMO Series 2021-5 Class A3
11/26/2066	2.807%	8,381,000	6,515,424
CSMC Trust(a),(f)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.418%	7,596,261	7,309,000
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2021-4 Class A3
11/25/2066	2.239%	7,009,647	6,393,561
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,479,721
Figure Line of Credit Trust(a),(f)
CMO Series 2020-1 Class A
09/25/2049	4.040%	2,614,400	2,541,144
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	2.576%	6,802,651	6,560,892
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	2.776%	8,250,000	7,413,466
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	7.374%	3,600,000	3,709,632
GCAT LLC(a),(f)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	10,383,999	10,203,450
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	11,932,280	11,518,885
GCAT Trust(a),(f)
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	4,917,478	4,755,605
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	6,754,512	6,476,326
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	5,000,000	4,307,768
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	8,003,000	6,773,401
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 3.250% Floor 3.250% 10/25/2030	4.874%	917,149	916,199
CMO Series 2021-2 Class M1B
30-day Average SOFR + 1.600% 01/25/2034	1.889%	15,662,000	15,069,716
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	3.776%	9,750,000	9,728,635
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	12,513,377	12,480,885
Imperial Fund Mortgage Trust(a),(f)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	4,757,153	4,142,558
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	19,059,788	18,236,257
Loan Revolving Advance Investment Trust(a),(b),(c),(e)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	3.625%	26,000,000	26,000,000
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-2 Class B
1-month USD LIBOR + 1.100% Floor 1.100% 11/25/2053	2.724%	4,410,000	4,373,701
CMO Series 2020-2 Class C
1-month USD LIBOR + 1.300% Floor 1.300% 11/25/2053	2.924%	6,720,000	6,533,117
CMO Series 2020-2 Class D
1-month USD LIBOR + 1.450% Floor 1.450% 11/25/2053	3.074%	2,490,000	2,461,350
CMO Series 2020-2 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 11/25/2053	3.874%	1,050,000	1,038,052
MFA Trust(a),(f)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	10,000,000	9,560,373
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	13,660,518	12,729,421
Series 2020-PLS1 Class A
12/25/2025	3.844%	7,005,135	6,656,434

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	23

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	3.174%	1,962,255	1,955,087
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	3.024%	257,839	257,195
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	3.574%	14,000,000	13,808,747
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	2.976%	4,100,000	3,966,196
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	4.402%	5,899,154	5,531,211
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	4.474%	54,900,000	54,560,185
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.274%	73,650,000	72,676,612
Point Securitization Trust(a),(f)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	16,354,985	16,315,566
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	27,247,523	25,756,481
CMO Series 2021-3 Class A1
04/25/2026	1.867%	13,395,475	12,543,577
CMO Series 2021-7 Class A1
08/25/2026	1.867%	10,643,556	10,016,471
CMO Series 2021-8 Class A1
09/25/2026	1.743%	11,715,769	10,853,374
Pretium Mortgage Credit Partners(a),(f)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	8,806,401	8,206,025
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	7,789,027	7,285,210
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(f)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	7,594,417	6,812,278
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	3.374%	3,785,523	3,738,141
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	741,802	727,075
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	1,212,380	1,199,935
SG Residential Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	7,700,000	7,660,303
Stanwich Mortgage Loan Co. LLC(a),(f)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	11,548,826	11,120,301
Starwood Mortgage Residential Trust(a)
CMO Series 2020-INV1 Class M1
11/25/2055	2.501%	2,900,000	2,653,874
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	3,732,856	3,345,307
Stonnington Mortgage Trust(a),(c),(e),(f)
CMO Series 2020-1 Class A
07/28/2024	3.500%	7,060,963	7,060,963
Toorak Mortgage Corp., Ltd.(f)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	3,006,491	3,001,201
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	11,000,000	10,455,654
Towd Point Mortgage Trust(a),(f)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	24,114,000	20,580,069
Triangle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	5.024%	11,104,439	11,110,536
CMO Series 2021-2 Class M1B
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2033	4.224%	15,000,000	14,495,333
VCAT Asset Securitization LLC(a),(f)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	15,520,654	14,564,354

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VCAT LLC(a),(f)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	20,853,756	19,699,795
Vericrest Opportunity Loan Transferee XCIX LLC(a),(f)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	11,383,594	10,777,480
Verus Securitization Trust(a),(f)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	2,253,464	2,201,242
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	5,227,483	5,070,653
CMO Series 2020-1 Class A3
01/25/2060	2.724%	11,905,020	11,496,498
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	444,683	444,149
CMO Series 2021-5 Class A2
09/25/2066	1.218%	3,472,965	3,061,351
CMO Series 2021-5 Class A3
09/25/2066	1.373%	6,573,827	5,816,726
CMO Series 2021-5 Class M1
09/25/2066	2.331%	3,800,000	2,821,970
CMO Series 2021-7 Class A3
10/25/2066	2.240%	9,861,028	8,676,289
Visio Trust(a),(f)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	3,159,354	3,082,041
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $891,671,816)			860,362,448

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	6.063%	855,700	809,920
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	5.416%	469,893	394,038
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.1%
SWF Holdings I Corp.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	5.595%	1,670,000	1,367,313
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	1,396,345	1,256,054
Technology 0.1%
Ascend Learning LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	2.500%	796,005	733,320
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	4.750%	475,000	434,625
DCert Buyer, Inc.(b),(e),(m)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	8.666%	790,000	730,750
Epicore Software Corp.(b),(m)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	9.416%	235,000	227,480
UKG, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	4.212%	476,277	445,023
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	6.212%	923,000	849,160
Total			3,420,358
Total Senior Loans (Cost $8,042,932)			7,247,683

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	25

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
U.S. Treasury Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2027	2.250%	30,048,500	28,853,603
08/15/2048	3.000%	7,560,000	7,141,837
Total U.S. Treasury Obligations (Cost $37,272,716)			35,995,440

Options Purchased Calls 0.7%
Value ($)
(Cost $29,912,815)	26,971,567
Money Market Funds 7.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(n),(o)	267,255,372	267,095,019
Total Money Market Funds (Cost $267,105,840)		267,095,019
Total Investments in Securities (Cost: $4,164,896,971)		3,863,874,295
Other Assets & Liabilities, Net		(283,936,059)
Net Assets		3,579,938,236

At June 30, 2022, securities and/or cash totaling $96,727,002 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,236,000 EUR	6,586,875 USD	UBS	08/08/2022	36,427	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Long Gilt	1,474	09/2022	GBP	168,006,520	—	(7,320,520)
U.S. Treasury 10-Year Note	1,200	09/2022	USD	142,237,500	4,912,415	—
U.S. Treasury 10-Year Note	6,712	09/2022	USD	795,581,750	—	(4,179,683)
U.S. Treasury Ultra 10-Year Note	145	09/2022	USD	18,469,375	—	(132,279)
U.S. Ultra Treasury Bond	1,534	09/2022	USD	236,763,313	—	(6,499,938)
Total					4,912,415	(18,132,420)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(610)	09/2022	EUR	(90,755,800)	1,710,540	—
Euro-Bund	(622)	09/2022	EUR	(92,541,160)	—	(576,901)
Japanese 10-Year Government Bond	(110)	09/2022	JPY	(16,347,100,000)	—	(1,440,645)
U.S. Treasury 5-Year Note	(6,928)	09/2022	USD	(777,668,000)	3,843,339	—
Total					5,553,879	(2,017,546)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	50,000,000	50,000,000	1.00	07/08/2022	510,000	5
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	93,240,000	93,240,000	2.25	04/27/2023	2,237,760	1,367,234
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	190,320,000	190,320,000	2.50	05/12/2023	5,690,568	4,290,308
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	131,500,000	131,500,000	2.25	05/26/2023	2,695,750	2,098,950
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	197,200,000	197,200,000	2.90	06/21/2023	6,418,860	8,083,051
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	199,800,000	199,800,000	2.75	06/26/2023	6,488,505	6,841,711
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	190,320,000	190,320,000	2.50	05/12/2023	5,871,372	4,290,308
Total							29,912,815	26,971,567

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(100,000,000)	(100,000,000)	2.55	07/13/2022	(1,600,000)	(2,253,820)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(185,700,000)	(185,700,000)	1.75	07/05/2022	(1,439,175)	(11,114,108)
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(258,700,000)	(258,700,000)	1.85	07/07/2022	(2,198,950)	(14,319,097)
Total							(5,238,125)	(27,687,025)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	2,985,625	(8,500)	701,521	—	2,275,604	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	597,781	(1,850)	127,708	—	468,223	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	702,500	(2,000)	236,122	—	464,378	—
Total							4,285,906	(12,350)	1,065,351	—	3,208,205	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	251,558,010	17,324,786	—	—	17,324,786	—

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	8.150	USD	9,000,000	(1,580,625)	4,500	—	(1,990,309)	414,184	—
Markit CMBX North America Index, Series 13 BBB-	Citi	12/16/2072	3.000	Monthly	6.865	USD	6,900,000	(1,384,313)	3,450	—	(349,144)	—	(1,031,719)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	27

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	8.150	USD	8,000,000	(1,405,000)	4,000	—	(913,848)	—	(487,152)
Markit CMBX North America Index, Series 12 BBB-	Goldman Sachs International	08/17/2061	3.000	Monthly	6.852	USD	7,100,000	(1,253,594)	3,550	—	(385,530)	—	(864,514)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	6.865	USD	4,100,000	(822,563)	2,050	—	(335,589)	—	(484,924)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	6.865	USD	7,600,000	(1,524,750)	3,800	—	(389,702)	—	(1,131,248)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	6.865	USD	10,400,000	(2,086,500)	5,200	—	(558,411)	—	(1,522,889)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.150	USD	10,000,000	(1,756,250)	5,000	—	(2,190,016)	438,766	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.150	USD	10,000,000	(1,756,250)	5,000	—	(1,696,460)	—	(54,790)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.150	USD	9,500,000	(1,668,437)	4,750	—	(1,551,909)	—	(111,778)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.150	USD	11,250,000	(1,975,781)	5,625	—	(1,778,434)	—	(191,722)
Markit CMBX North America Index, Series 13 BBB-	JPMorgan	12/16/2072	3.000	Monthly	6.865	USD	5,400,000	(1,083,375)	2,700	—	(335,755)	—	(744,920)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.150	USD	15,000,000	(2,634,375)	7,500	—	(3,275,577)	648,702	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.150	USD	10,000,000	(1,756,250)	5,000	—	(1,982,031)	230,781	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.150	USD	7,000,000	(1,229,375)	3,500	—	(1,346,399)	120,524	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.150	USD	14,250,000	(2,502,656)	7,125	—	(2,327,863)	—	(167,668)
Total								(26,420,094)	72,750	—	(21,406,977)	1,852,957	(6,793,324)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $1,946,978,627, which represents 54.39% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2022.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2022, the total value of these securities amounted to $37,522,314, which represents 1.05% of total net assets.
(d)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of June 30, 2022 and is not reflective of the cash flow payments.
(e)	Valuation based on significant unobservable inputs.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2022.
(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)	Represents a security purchased on a when-issued basis.
(m)	The stated interest rate represents the weighted average interest rate at June 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(o)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	191,934,307	943,740,881	(868,573,470)	(6,699)	267,095,019	(58,286)	496,548	267,255,372
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	29

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	148,846	—	148,846
Asset-Backed Securities — Non-Agency	—	546,895,780	4,461,351	551,357,131
Commercial Mortgage-Backed Securities - Agency	—	62,167,653	—	62,167,653
Commercial Mortgage-Backed Securities - Non-Agency	—	253,558,614	—	253,558,614
Convertible Bonds	—	487,035	—	487,035
Corporate Bonds & Notes	—	865,117,764	—	865,117,764
Foreign Government Obligations	—	83,264,078	—	83,264,078
Municipal Bonds	—	20,757,383	—	20,757,383
Residential Mortgage-Backed Securities - Agency	—	829,343,634	—	829,343,634
Residential Mortgage-Backed Securities - Non-Agency	—	785,189,865	75,172,583	860,362,448
Senior Loans	—	6,516,933	730,750	7,247,683
U.S. Treasury Obligations	35,995,440	—	—	35,995,440
Options Purchased Calls	—	26,971,567	—	26,971,567
Money Market Funds	267,095,019	—	—	267,095,019
Total Investments in Securities	303,090,459	3,480,419,152	80,364,684	3,863,874,295
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	36,427	—	36,427
Futures Contracts	10,466,294	—	—	10,466,294
Swap Contracts	—	22,385,948	—	22,385,948
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Futures Contracts	(20,149,966)	—	—	(20,149,966)
Options Contracts Written	—	(27,687,025)	—	(27,687,025)
Swap Contracts	—	(6,793,324)	—	(6,793,324)
Total	293,406,787	3,468,361,178	80,364,684	3,842,132,649
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2021 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2022 ($)
Asset-Backed Securities — Non-Agency	70,733,084	(3,211,090)	—	3,099,942	—	(1,692,354)	—	(64,468,231)	4,461,351
Residential Mortgage-Backed Securities — Non-Agency	124,730,661	—	(32)	(9,781)	—	(49,548,265)	—	—	75,172,583
Senior Loans	—	—	—	(59,250)	—	—	790,000	—	730,750
Total	195,463,745	(3,211,090)	(32)	3,030,911	—	(51,240,619)	790,000	(64,468,231)	80,364,684
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2022 was $3,040,692, which is comprised of Asset-Backed Securities — Non-Agency of $3,099,942 and Senior Loans of $(59,250).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities, asset backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) valuation measurement.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	31

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,867,878,316)	$3,569,807,709
Affiliated issuers (cost $267,105,840)	267,095,019
Options purchased (cost $29,912,815)	26,971,567
Cash	947,176
Foreign currency (cost $71)	71
Cash collateral held at broker for:
Swap contracts	15,792,000
TBA	5,513,445
Other(a)	21,097,000
Margin deposits on:
Swap contracts	16,442,227
Unrealized appreciation on forward foreign currency exchange contracts	36,427
Unrealized appreciation on swap contracts	5,061,162
Upfront payments on swap contracts	1,065,351
Receivable for:
Investments sold	1,138,485
Investments sold on a delayed delivery basis	313,484,315
Capital shares sold	6,992
Dividends	190,481
Interest	20,657,962
Foreign tax reclaims	20,673
Variation margin for futures contracts	13,777,574
Variation margin for swap contracts	459,260
Prepaid expenses	24,994
Total assets	4,279,589,890
Liabilities
Option contracts written, at value (premiums received $5,238,125)	27,687,025
Unrealized depreciation on swap contracts	6,793,324
Upfront receipts on swap contracts	21,406,977
Payable for:
Investments purchased	2,317,138
Investments purchased on a delayed delivery basis	631,338,152
Capital shares purchased	2,269,227
Variation margin for futures contracts	7,182,273
Management services fees	46,274
Distribution and/or service fees	1,963
Service fees	25,947
Compensation of board members	423,904
Compensation of chief compliance officer	400
Other expenses	57,553
Other liabilities	101,497
Total liabilities	699,651,654
Net assets applicable to outstanding capital stock	$3,579,938,236
Represented by
Paid in capital	3,947,057,673
Total distributable earnings (loss)	(367,119,437)
Total - representing net assets applicable to outstanding capital stock	$3,579,938,236
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
June 30, 2022 (Unaudited)
Class 1
Net assets	$3,072,388,103
Shares outstanding	342,454,697
Net asset value per share	$8.97
Class 2
Net assets	$68,578,028
Shares outstanding	7,691,383
Net asset value per share	$8.92
Class 3
Net assets	$438,972,105
Shares outstanding	48,916,638
Net asset value per share	$8.97

(a)	Includes collateral related to options contracts written and swap contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	33

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$496,548
Interest	68,425,810
Total income	68,922,358
Expenses:
Management services fees	9,076,639
Distribution and/or service fees
Class 2	90,985
Class 3	301,065
Service fees	168,254
Compensation of board members	3,898
Custodian fees	30,970
Printing and postage fees	27,625
Audit fees	25,247
Legal fees	25,186
Interest on collateral	20,759
Compensation of chief compliance officer	248
Other	29,055
Total expenses	9,799,931
Net investment income	59,122,427
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(67,318,276)
Investments — affiliated issuers	(58,286)
Foreign currency translations	(130,779)
Forward foreign currency exchange contracts	728,384
Futures contracts	(164,509,965)
Options purchased	41,707,308
Options contracts written	(14,241,450)
Swap contracts	(2,335,364)
Net realized loss	(206,158,428)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(362,189,453)
Investments — affiliated issuers	(6,699)
Foreign currency translations	3,883
Forward foreign currency exchange contracts	20,484
Futures contracts	(13,814,062)
Options purchased	4,388,763
Options contracts written	(26,530,637)
Swap contracts	3,954,905
Net change in unrealized appreciation (depreciation)	(394,172,816)
Net realized and unrealized loss	(600,331,244)
Net decrease in net assets resulting from operations	$(541,208,817)
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$59,122,427	$127,551,633
Net realized loss	(206,158,428)	(8,532,852)
Net change in unrealized appreciation (depreciation)	(394,172,816)	(131,660,820)
Net decrease in net assets resulting from operations	(541,208,817)	(12,642,039)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(410,469,394)
Class 2	—	(8,010,306)
Class 3	—	(59,202,042)
Total distributions to shareholders	—	(477,681,742)
Increase (decrease) in net assets from capital stock activity	(238,384,472)	68,873,765
Total decrease in net assets	(779,593,289)	(421,450,016)
Net assets at beginning of period	4,359,531,525	4,780,981,541
Net assets at end of period	$3,579,938,236	$4,359,531,525

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	2,891,890	27,102,710	14,701,589	166,294,346
Distributions reinvested	—	—	39,316,992	410,469,394
Redemptions	(22,791,312)	(227,155,622)	(48,043,731)	(530,446,805)
Net increase (decrease)	(19,899,422)	(200,052,912)	5,974,850	46,316,935
Class 2
Subscriptions	593,345	5,601,835	1,508,641	16,465,741
Distributions reinvested	—	—	770,222	8,010,306
Redemptions	(786,054)	(7,528,017)	(909,535)	(9,952,699)
Net increase (decrease)	(192,709)	(1,926,182)	1,369,328	14,523,348
Class 3
Subscriptions	111,029	1,035,104	823,642	9,245,599
Distributions reinvested	—	—	5,665,267	59,202,042
Redemptions	(3,918,110)	(37,440,482)	(5,517,208)	(60,414,159)
Net increase (decrease)	(3,807,081)	(36,405,378)	971,701	8,033,482
Total net increase (decrease)	(23,899,212)	(238,384,472)	8,315,879	68,873,765
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	35

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$10.31	0.15	(1.49)	(1.34)	—	—	—
Year Ended 12/31/2021	$11.53	0.31	(0.32)	(0.01)	(0.38)	(0.83)	(1.21)
Year Ended 12/31/2020	$10.66	0.35	0.98	1.33	(0.33)	(0.13)	(0.46)
Year Ended 12/31/2019	$10.08	0.36	0.57	0.93	(0.35)	—	(0.35)
Year Ended 12/31/2018	$10.36	0.33	(0.29)	0.04	(0.25)	(0.07)	(0.32)
Year Ended 12/31/2017	$10.35	0.28	0.12	0.40	(0.30)	(0.09)	(0.39)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$10.26	0.13	(1.47)	(1.34)	—	—	—
Year Ended 12/31/2021	$11.48	0.28	(0.32)	(0.04)	(0.35)	(0.83)	(1.18)
Year Ended 12/31/2020	$10.62	0.32	0.97	1.29	(0.30)	(0.13)	(0.43)
Year Ended 12/31/2019	$10.04	0.33	0.57	0.90	(0.32)	—	(0.32)
Year Ended 12/31/2018	$10.32	0.30	(0.29)	0.01	(0.22)	(0.07)	(0.29)
Year Ended 12/31/2017	$10.31	0.25	0.12	0.37	(0.27)	(0.09)	(0.36)
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$10.32	0.14	(1.49)	(1.35)	—	—	—
Year Ended 12/31/2021	$11.54	0.30	(0.33)	(0.03)	(0.36)	(0.83)	(1.19)
Year Ended 12/31/2020	$10.67	0.34	0.97	1.31	(0.31)	(0.13)	(0.44)
Year Ended 12/31/2019	$10.09	0.35	0.56	0.91	(0.33)	—	(0.33)
Year Ended 12/31/2018	$10.37	0.31	(0.29)	0.02	(0.23)	(0.07)	(0.30)
Year Ended 12/31/2017	$10.36	0.27	0.11	0.38	(0.28)	(0.09)	(0.37)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$8.97	(13.00%)	0.49%(c),(d)	0.49%(c),(d)	3.10%(c)	87%	$3,072,388
Year Ended 12/31/2021	$10.31	(0.24%)	0.49%(d)	0.49%(d)	2.81%	204%	$3,734,781
Year Ended 12/31/2020	$11.53	12.58%	0.49%(d)	0.49%(d)	3.16%	312%	$4,108,990
Year Ended 12/31/2019	$10.66	9.25%	0.49%(d)	0.49%(d)	3.46%	256%	$4,074,589
Year Ended 12/31/2018	$10.08	0.40%	0.49%(d)	0.49%(d)	3.21%	222%	$3,919,654
Year Ended 12/31/2017	$10.36	3.86%	0.51%	0.51%	2.69%	396%	$4,242,173
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$8.92	(13.06%)	0.74%(c),(d)	0.74%(c),(d)	2.85%(c)	87%	$68,578
Year Ended 12/31/2021	$10.26	(0.49%)	0.74%(d)	0.74%(d)	2.56%	204%	$80,859
Year Ended 12/31/2020	$11.48	12.28%	0.74%(d)	0.74%(d)	2.93%	312%	$74,775
Year Ended 12/31/2019	$10.62	9.03%	0.74%(d)	0.74%(d)	3.19%	256%	$53,012
Year Ended 12/31/2018	$10.04	0.14%	0.74%(d)	0.74%(d)	2.96%	222%	$37,454
Year Ended 12/31/2017	$10.32	3.61%	0.76%	0.76%	2.44%	396%	$37,866
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$8.97	(13.08%)	0.61%(c),(d)	0.61%(c),(d)	2.97%(c)	87%	$438,972
Year Ended 12/31/2021	$10.32	(0.35%)	0.61%(d)	0.61%(d)	2.69%	204%	$543,892
Year Ended 12/31/2020	$11.54	12.45%	0.61%(d)	0.61%(d)	3.04%	312%	$597,217
Year Ended 12/31/2019	$10.67	9.12%	0.61%(d)	0.61%(d)	3.33%	256%	$532,441
Year Ended 12/31/2018	$10.09	0.27%	0.61%(d)	0.61%(d)	3.07%	222%	$518,931
Year Ended 12/31/2017	$10.37	3.73%	0.64%	0.64%	2.56%	396%	$617,144
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	37

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Intermediate Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
38	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	39

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
40	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	41

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
42	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	43

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	22,385,948*
Credit risk	Upfront payments on swap contracts	1,065,351
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	36,427
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	10,466,294*
Interest rate risk	Investments, at value — Options purchased	26,971,567
Total		60,925,587

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	6,793,324*
Credit risk	Upfront receipts on swap contracts	21,406,977
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	20,149,966*
Interest rate risk	Options contracts written, at value	27,687,025
Total		76,037,292

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(2,335,364)	(2,335,364)
Foreign exchange risk	728,384	—	—	—	—	728,384
Interest rate risk	—	(164,509,965)	(14,241,450)	41,707,308	—	(137,044,107)
Total	728,384	(164,509,965)	(14,241,450)	41,707,308	(2,335,364)	(138,651,087)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	3,954,905	3,954,905
Foreign exchange risk	20,484	—	—	—	—	20,484
Interest rate risk	—	(13,814,062)	(26,530,637)	4,388,763	—	(35,955,936)
Total	20,484	(13,814,062)	(26,530,637)	4,388,763	3,954,905	(31,980,547)
44	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	1,540,608,964
Futures contracts — short	874,386,215
Credit default swap contracts — buy protection	230,528,505
Credit default swap contracts — sell protection	173,325,000

Derivative instrument	Average value ($)*
Options contracts — purchased	31,684,034
Options contracts — written	(29,862,908)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	18,214	(8,307)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	45

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
46	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2022:
	Citi ($)(a)	Citi ($)(a)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	-	-	-	-	-	36,427	36,427
Options purchased calls	-	22,681,259	-	-	4,290,308	-	-	26,971,567
OTC credit default swap contracts (b)	414,184	-	-	4,011,822	1,700,507	-	-	6,126,513
Total assets	414,184	22,681,259	-	4,011,822	5,990,815	-	36,427	33,134,507
Liabilities
Centrally cleared credit default swap contracts (c)	-	-	-	-	-	459,260	-	459,260
Options contracts written	-	13,367,928	-	-	14,319,097	-	-	27,687,025
OTC credit default swap contracts (b)	3,371,172	-	7,073,807	8,655,784	9,099,538	-	-	28,200,301
Total liabilities	3,371,172	13,367,928	7,073,807	8,655,784	23,418,635	459,260	-	56,346,586
Total financial and derivative net assets	(2,956,988)	9,313,331	(7,073,807)	(4,643,962)	(17,427,820)	(459,260)	36,427	(23,212,079)
Total collateral received (pledged) (d)	(2,902,000)	3,761,000	(6,920,000)	(4,643,962)	(17,427,820)	(459,260)	-	(28,592,042)
Net amount (e)	(54,988)	5,552,331	(153,807)	-	-	-	36,427	5,379,963

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	47

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
48	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	49

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2022 through April 30, 2023	Voluntary expense cap May 1, 2022 through June 30, 2022	Contractual expense cap prior to May 1, 2022
Class 1	0.55%	0.55%	0.55%
Class 2	0.80	0.80	0.80
Class 3	0.675	0.675	0.675
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
4,139,317,000	54,903,000	(372,429,000)	(317,526,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,490,386,868 and $4,018,082,982, respectively, for the six months ended June 30, 2022, of which $3,004,297,039 and $2,780,006,663, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
50	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	51

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. A subset of non-U.S. dollar LIBOR settings is continuing to be published on a “synthetic” basis and it is possible that a subset of U.S. dollar LIBOR settings will also be published after June 30, 2023 on a “synthetic” basis. Any such publications are, or would be considered, non-representative of the underlying market. Markets are slowly developing in response to the elimination of LIBOR. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become more settled. Alternatives to LIBOR have been established or are in development in most major currencies, including the Secured Overnight Financing Rate (SOFR), which the U.S. Federal Reserve is promoting as the alternative reference rate to U.S. dollar LIBOR.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
52	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	53

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 99.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
54	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Intermediate Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	55

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Management Agreement, the Board also took
56	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had
Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022	57

Approval of Management Agreement  (continued)
(Unaudited)
considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
58	Columbia Variable Portfolio – Intermediate Bond Fund | Semiannual Report 2022

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Columbia Variable Portfolio – Intermediate Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7012_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – BlackRock Global Inflation-Protected Securities Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – BlackRock Global Inflation-Protected Securities Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Portfolio management
BlackRock Financial Management, Inc. (subadviser)
Akiva Dickstein
David Rogal
BlackRock International Limited (sub-subadviser)
Christopher Allen, CFA
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-12.38	-8.23	2.07	2.31
Class 2	05/03/10	-12.52	-8.49	1.78	2.05
Class 3	09/13/04	-12.46	-8.39	1.94	2.18
Bloomberg World Government Inflation-Linked Bond Index USD Hedged		-12.31	-7.66	2.57	2.77
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to October 2012 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg World Government Inflation-Linked Bond Index USD Hedged is an unmanaged index that measures the performance of the major government inflation-linked bond markets, including the United States, the United Kingdom, Australia, Canada, Sweden, France, Italy, Japan, Germany and Greece. The index reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at June 30, 2022)
AAA rating	59.4
AA rating	29.3
A rating	3.7
BBB rating	7.5
BB rating	0.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022

Fund at a Glance   (continued)
(Unaudited)
Country breakdown (%) (at June 30, 2022)
Australia	1.0
Canada	1.6
Colombia	0.1
Denmark	0.3
France	8.4
Germany	2.3
Italy	5.5
Japan	2.9
Mexico	0.1
New Zealand	0.4
Panama	0.1
Spain	2.4
Sweden	0.7
United Kingdom	21.0
United States(a)	53.2
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2022, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2022)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	58.0	(61.0)	(3.0)
Foreign Currency Derivative Contracts	111.0	(208.0)	(97.0)
Total Notional Market Value of Derivative Contracts	169.0	(269.0)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022	5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	876.20	1,021.82	2.79	3.01	0.60
Class 2	1,000.00	1,000.00	874.80	1,020.58	3.95	4.26	0.85
Class 3	1,000.00	1,000.00	875.40	1,021.17	3.39	3.66	0.73
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
6	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a) 0.4%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.1%
Colombia Government International Bond
01/30/2030	3.000%		100,000	76,150
Mexico 0.2%
Mexico Government International Bond
04/27/2051	5.000%		200,000	165,509
Panama 0.1%
Panama Government International Bond
09/29/2032	2.252%		200,000	156,381
Total Foreign Government Obligations (Cost $415,600)				398,040

Inflation-Indexed Bonds(b) 98.8%

Australia 1.0%
Australia Government Bond(c)
09/20/2030	2.500%	AUD	376,044	285,427
08/21/2035	2.000%	AUD	291,123	211,786
08/21/2040	1.250%	AUD	131,124	85,418
02/21/2050	1.000%	AUD	124,289	73,103
Australia Government Index-Linked Bond(c)
09/20/2025	3.000%	AUD	568,448	436,376
Total				1,092,110
Canada 1.6%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	247,319	221,567
12/01/2031	4.000%	CAD	336,048	329,015
12/01/2036	3.000%	CAD	254,536	241,680
12/01/2041	2.000%	CAD	289,581	247,458
12/01/2044	1.500%	CAD	382,276	301,714
12/01/2047	1.250%	CAD	285,530	214,277
12/01/2050	0.500%	CAD	293,913	182,166
12/01/2054	0.250%	CAD	37,539	20,933
Total				1,758,810
Denmark 0.3%
Denmark Government Bond
11/15/2023	0.100%	DKK	1,823,602	268,368
Denmark I/L Government Bond(c)
11/15/2030	0.100%	DKK	652,852	97,760
Total				366,128
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 8.6%
France Government Bond OAT(c)
07/25/2023	2.100%	EUR	701,939	787,606
03/01/2025	0.100%	EUR	413,674	457,623
07/25/2027	1.850%	EUR	832,748	1,010,162
07/25/2029	3.400%	EUR	393,212	542,127
07/25/2030	0.700%	EUR	712,244	827,509
07/25/2032	3.150%	EUR	495,730	705,308
07/25/2047	0.100%	EUR	485,928	506,108
French Republic Government Bond OAT(c)
07/25/2024	0.250%	EUR	797,155	894,382
03/01/2026	0.100%	EUR	480,388	534,807
03/01/2028	0.100%	EUR	451,533	503,471
03/01/2029	0.100%	EUR	391,419	433,576
07/25/2031	0.100%	EUR	360,852	396,531
03/01/2032	0.100%	EUR	153,475	170,114
03/01/2036	0.100%	EUR	195,249	211,987
07/25/2036	0.100%	EUR	78,873	83,345
07/25/2038	0.100%	EUR	907,234	949,850
07/25/2040	1.800%	EUR	125,953	171,379
07/25/2053	0.100%	EUR	177,152	182,137
Total				9,368,022
Germany 2.3%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(c)
04/15/2030	0.500%	EUR	862,389	1,013,224
Deutsche Bundesrepublik Inflation-Linked Bond(c)
04/15/2026	0.100%	EUR	629,208	705,015
04/15/2033	0.100%	EUR	170,289	194,364
04/15/2046	0.100%	EUR	476,904	589,656
Total				2,502,259
Italy 5.7%
Italy Buoni Poliennali Del Tesoro(c)
09/15/2023	2.600%	EUR	1,573,404	1,783,517
09/15/2026	3.100%	EUR	467,736	560,643
05/15/2028	1.300%	EUR	594,911	651,124
09/15/2032	1.250%	EUR	572,175	600,449
05/15/2033	0.100%	EUR	255,581	233,066
09/15/2035	2.350%	EUR	534,097	625,533
09/15/2041	2.550%	EUR	491,645	611,953
05/15/2051	0.150%	EUR	307,569	224,339
Italy Buoni Poliennali Del Tesoro
05/15/2026	0.650%	EUR	196,690	212,815
05/15/2030	0.400%	EUR	648,601	649,886
Total				6,153,325
Japan 3.0%
Japanese Government CPI Linked Bond
03/10/2030	0.200%	JPY	8,909,472	70,217
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japanese Government CPI-Linked Bond
09/10/2023	0.100%	JPY	747,600	5,631
03/10/2024	0.100%	JPY	106,200	801
09/10/2024	0.100%	JPY	44,005,800	334,028
03/10/2025	0.100%	JPY	121,302,000	922,639
03/10/2026	0.100%	JPY	95,934,784	740,652
03/10/2027	0.100%	JPY	90,200,730	708,318
03/10/2028	0.100%	JPY	30,928,352	239,670
03/10/2031	0.005%	JPY	27,531,074	214,232
Total				3,236,188
New Zealand 0.5%
New Zealand Government Inflation-Linked Bond(c)
09/20/2025	2.000%	NZD	203,855	132,068
09/20/2030	3.000%	NZD	105,135	71,751
09/20/2035	2.500%	NZD	170,228	110,992
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	276,594	178,473
Total				493,284
Spain 2.4%
Spain Government Inflation-Linked Bond
11/30/2023	0.150%	EUR	219,377	241,606
Spain Government Inflation-Linked Bond(c)
11/30/2024	1.800%	EUR	464,588	536,593
11/30/2027	0.650%	EUR	605,149	673,112
11/30/2030	1.000%	EUR	526,235	592,330
11/30/2033	0.700%	EUR	561,380	602,990
Total				2,646,631
Sweden 0.7%
Sweden Inflation-Linked Bond
06/01/2025	1.000%	SEK	3,455,883	360,835
12/01/2028	3.500%	SEK	1,772,999	227,420
Sweden Inflation-Linked Bond(c)
06/01/2030	0.125%	SEK	387,384	41,341
06/01/2032	0.125%	SEK	693,026	75,860
06/01/2039	0.125%	SEK	265,108	30,873
Total				736,329
United Kingdom 21.5%
United Kingdom Gilt Inflation-Linked Bond(c)
03/22/2024	0.125%	GBP	690,125	889,189
11/22/2027	1.250%	GBP	525,866	747,557
08/10/2028	0.125%	GBP	107,845	146,175
03/22/2029	0.125%	GBP	324,144	441,432
07/22/2030	4.125%	GBP	197,430	373,966
11/22/2032	1.250%	GBP	554,760	872,972
03/22/2034	0.750%	GBP	561,920	855,477
01/26/2035	2.000%	GBP	579,430	1,059,512
11/22/2036	0.125%	GBP	501,864	729,974
11/22/2037	1.125%	GBP	645,235	1,077,649
03/22/2040	0.625%	GBP	679,950	1,085,732
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
08/10/2041	0.125%	GBP	543,620	813,527
11/22/2042	0.625%	GBP	645,688	1,058,328
03/22/2044	0.125%	GBP	683,214	1,021,586
03/22/2046	0.125%	GBP	576,294	869,707
11/22/2047	0.750%	GBP	618,562	1,072,647
08/10/2048	0.125%	GBP	462,703	704,747
03/22/2050	0.500%	GBP	583,818	980,042
03/22/2051	0.125%	GBP	267,352	412,134
03/22/2052	0.250%	GBP	552,944	885,965
11/22/2055	1.250%	GBP	569,271	1,196,353
11/22/2056	0.125%	GBP	286,494	455,911
03/22/2058	0.125%	GBP	479,893	771,276
03/22/2062	0.375%	GBP	751,975	1,339,507
11/22/2065	0.125%	GBP	331,473	567,230
03/22/2068	0.125%	GBP	577,109	1,022,440
United Kingdom Inflation-Linked Gilt(c)
07/17/2024	2.500%	GBP	674,478	958,830
08/10/2031	0.125%	GBP	330,493	466,227
03/22/2039	0.125%	GBP	298,825	438,344
Total				23,314,436
United States 51.2%
U.S. Treasury Inflation-Indexed Bond
07/15/2023	0.375%		247,344	251,700
01/15/2024	0.625%		1,813,969	1,843,500
04/15/2024	0.500%		1,312,525	1,330,545
07/15/2024	0.125%		2,447,336	2,470,629
10/15/2024	0.125%		636,665	640,388
01/15/2025	0.250%		2,709,776	2,724,339
01/15/2025	2.375%		283,746	300,643
04/15/2025	0.125%		1,838,401	1,838,030
07/15/2025	0.375%		1,456,860	1,470,399
10/15/2025	0.125%		1,353,789	1,353,221
01/15/2026	0.625%		1,040,304	1,052,196
01/15/2026	2.000%		1,391,082	1,473,480
04/15/2026	0.125%		1,449,682	1,436,091
07/15/2026	0.125%		1,520,917	1,508,254
10/15/2026	0.125%		1,132,071	1,121,198
01/15/2027	0.375%		1,282,305	1,277,392
01/15/2027	2.375%		1,010,695	1,097,489
04/15/2027	0.125%		4,903,697	4,824,823
07/15/2027	0.375%		1,311,887	1,307,368
01/15/2028	0.500%		1,915,045	1,901,770
01/15/2028	1.750%		772,811	819,711
04/15/2028	3.625%		73,287	85,558
07/15/2028	0.750%		1,732,232	1,745,162
01/15/2029	0.875%		1,852,676	1,868,977
01/15/2029	2.500%		871,904	969,102
07/15/2029	0.250%		1,938,362	1,879,226
01/15/2030	0.125%		1,500,139	1,431,138
07/15/2030	0.125%		1,398,236	1,332,875
01/15/2031	0.125%		1,427,134	1,356,785
01/15/2032	0.125%		1,783,444	1,691,369
04/15/2032	3.375%		270,377	337,552
02/15/2040	2.125%		625,997	729,954
02/15/2041	2.125%		963,739	1,117,830

The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2042	0.750%	1,060,681	968,064
02/15/2043	0.625%	987,122	870,715
02/15/2044	1.375%	924,173	943,801
02/15/2045	0.750%	871,695	780,608
02/15/2046	1.000%	811,406	767,413
02/15/2047	0.875%	682,672	629,892
02/15/2048	1.000%	721,026	687,341
02/15/2049	1.000%	442,334	424,787
02/15/2050	0.250%	826,522	650,767
02/15/2051	0.125%	105,494	81,242
02/15/2052	0.125%	270,026	210,007
U.S. Treasury Inflation-Indexed Bond(d)
07/15/2031	0.125%	2,114,213	2,010,480
Total			55,613,811
Total Inflation-Indexed Bonds (Cost $120,710,179)			107,281,333

Residential Mortgage-Backed Securities - Agency 3.1%

United States 3.1%
Uniform Mortgage-Backed Security TBA(e)
07/14/2052	3.500%	3,455,000	3,327,732
Total Residential Mortgage-Backed Securities - Agency (Cost $3,272,702)			3,327,732
Options Purchased Puts 0.0%
Value ($)
(Cost $27,480)	9,796

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(f),(g)	219,492	219,360
Total Money Market Funds (Cost $219,338)		219,360
Total Investments in Securities (Cost $124,645,299)		111,236,261
Other Assets & Liabilities, Net		(2,707,566)
Net Assets		$108,528,695

At June 30, 2022, securities and/or cash totaling $358,514 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,397,000 CAD	1,895,690 USD	Citi	07/05/2022	33,509	—
6,061,000 GBP	7,623,798 USD	Citi	07/05/2022	245,743	—
1,830,218 USD	2,361,000 CAD	Citi	07/05/2022	3,995	—
8,850 USD	11,195 CAD	Citi	07/05/2022	—	(152)
734,408 USD	684,413 EUR	Citi	07/05/2022	—	(17,177)
4,553,813 USD	3,750,000 GBP	Citi	07/05/2022	11,062	—
1,496,082 USD	1,195,612 GBP	Citi	07/05/2022	—	(40,663)
8,677 USD	13,336 NZD	Citi	07/05/2022	—	(348)
79,237 USD	778,483 SEK	Citi	07/05/2022	—	(3,137)
2,361,000 CAD	1,830,087 USD	Citi	08/03/2022	—	(4,045)
208,000 GBP	253,427 USD	Citi	08/03/2022	96	—
3,750,000 GBP	4,556,003 USD	Citi	08/03/2022	—	(11,264)
4,512,073 JPY	33,269 USD	Citi	08/03/2022	—	(46)
37,813 USD	54,975 AUD	Citi	08/03/2022	142	—
83,415 USD	107,607 CAD	Citi	08/03/2022	179	—
134,000 EUR	1,393,010 NOK	Citi	09/21/2022	447	—
1,638,000 AUD	1,178,810 USD	Deutsche Bank	07/05/2022	48,180	—
2,571,000 DKK	371,307 USD	Deutsche Bank	07/05/2022	9,069	—
21,859,827 EUR	23,404,979 USD	Deutsche Bank	07/05/2022	496,973	—
16,333,755 GBP	20,639,007 USD	Deutsche Bank	07/05/2022	755,927	—
439,962,000 JPY	3,427,149 USD	Deutsche Bank	07/05/2022	184,505	—
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,513,000 NZD	984,774 USD	Deutsche Bank	07/05/2022	39,830	—
8,040,000 SEK	820,249 USD	Deutsche Bank	07/05/2022	34,306	—
1,125,472 USD	1,631,000 AUD	Deutsche Bank	07/05/2022	326	—
359,827 USD	2,571,000 DKK	Deutsche Bank	07/05/2022	2,411	—
3,041,929 USD	2,921,000 EUR	Deutsche Bank	07/05/2022	19,133	—
19,335,324 USD	18,419,800 EUR	Deutsche Bank	07/05/2022	—	(32,295)
19,609,589 USD	16,188,879 GBP	Deutsche Bank	07/05/2022	97,133	—
1,567,114 USD	1,246,578 GBP	Deutsche Bank	07/05/2022	—	(49,655)
3,210,356 USD	436,297,000 JPY	Deutsche Bank	07/05/2022	5,276	—
514,808 USD	825,000 NZD	Deutsche Bank	07/05/2022	445	—
347,584 USD	539,000 NZD	Deutsche Bank	07/05/2022	—	(10,952)
706,310 USD	7,262,000 SEK	Deutsche Bank	07/05/2022	3,580	—
1,631,000 AUD	1,125,698 USD	Deutsche Bank	08/03/2022	—	(352)
2,571,000 DKK	360,525 USD	Deutsche Bank	08/03/2022	—	(2,442)
17,471,800 EUR	18,352,856 USD	Deutsche Bank	08/03/2022	7,140	—
2,921,000 EUR	3,047,707 USD	Deutsche Bank	08/03/2022	—	(19,397)
16,188,879 GBP	19,618,655 USD	Deutsche Bank	08/03/2022	—	(98,396)
436,297,000 JPY	3,215,809 USD	Deutsche Bank	08/03/2022	—	(5,573)
825,000 NZD	514,668 USD	Deutsche Bank	08/03/2022	—	(466)
7,262,000 SEK	706,996 USD	Deutsche Bank	08/03/2022	—	(3,613)
607,946 USD	580,410 EUR	Deutsche Bank	08/03/2022	1,495	—
1,848,122 USD	1,521,014 GBP	Deutsche Bank	08/03/2022	4,379	—
23,180 USD	37,290 NZD	Deutsche Bank	08/03/2022	104	—
8,237 USD	84,329 SEK	Deutsche Bank	08/03/2022	14	—
Total				2,005,399	(299,973)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	8	12/2023	USD	1,940,300	6,001	—
Long Gilt	10	09/2022	GBP	1,139,800	—	(51,774)
U.S. Ultra Treasury Bond	5	09/2022	USD	771,719	24,523	—
Total					30,524	(51,774)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(3)	09/2022	EUR	(446,340)	7,134	—
Euro-Bund	(6)	09/2022	EUR	(892,680)	—	(18,559)
U.S. Long Bond	(4)	09/2022	USD	(554,500)	—	(16,006)
U.S. Treasury 10-Year Note	(13)	09/2022	USD	(1,540,906)	—	(3,482)
U.S. Treasury 5-Year Note	(29)	09/2022	USD	(3,255,250)	—	(52,620)
U.S. Treasury Ultra 10-Year Note	(1)	09/2022	USD	(127,375)	—	(2,470)
Total					7,134	(93,137)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
EUR Put/NOK Call	Deutsche Bank	EUR	391,933	374,000	9.83	08/29/2022	614	614
EUR Put/NOK Call	Deutsche Bank	EUR	291,330	278,000	9.65	09/08/2022	247	233
EUR Put/NOK Call	Citi	EUR	586,852	560,000	9.39	09/30/2022	383	237
SOFR 1-Year Mid Curve	UBS	USD	11,641,800	48	96.63	07/15/2022	11,400	4,200
SOFR 1-Year Mid Curve	UBS	USD	7,033,588	29	96.50	07/15/2022	8,700	1,450
U.S. Treasury 10-Year Note	UBS	USD	829,719	7	115.00	08/26/2022	6,136	3,062
Total							27,480	9,796

The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(2,491,000)	(2,491,000)	3.18	6/13/2023	(98,644)	(136,216)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(841,554)	(841,554)	3.19	6/15/2023	(32,231)	(47,271)
Total							(130,875)	(183,487)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(2,491,000)	(2,491,000)	3.18	06/13/2023	(98,644)	(57,300)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(841,554)	(841,554)	3.19	06/15/2023	(32,231)	(18,944)
EUR Put/NOK Call	Deutsche Bank	EUR	(291,330)	(278,000)	9.20	09/08/2022	(18)	(11)
SOFR 1-Year Mid Curve	UBS	USD	(7,033,588)	(29)	96.00	07/15/2022	(1,450)	(181)
SOFR 1-Year Mid Curve	UBS	USD	(11,641,800)	(48)	96.13	07/15/2022	(1,800)	(300)
U.S. Treasury 10-Year Note	UBS	USD	(1,659,438)	(14)	113.00	08/26/2022	(5,885)	(2,625)
Total							(140,028)	(79,361)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.175%	SONIA	Receives Annually, Pays Annually	Goldman Sachs	05/04/2027	GBP	1,680,000	(26,511)	—	—	—	(26,511)
U.S. CPI Urban Consumers NSA	Fixed rate of 3.118%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/28/2027	USD	1,110,000	(10,091)	—	—	—	(10,091)
UK Retail Price Index All Items Monthly	Fixed rate of 3.570%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2027	GBP	725,000	120,021	—	—	120,021	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.710%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2028	GBP	380,000	55,861	—	—	55,861	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.715%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2029	GBP	400,000	48,773	—	—	48,773	—
Fixed rate of 0.690%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	02/15/2031	EUR	165,000	(19,057)	—	—	—	(19,057)
Fixed rate of 0.644%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	02/15/2031	EUR	330,000	(39,418)	—	—	—	(39,418)
UK Retail Price Index All Items Monthly	Fixed rate of 3.699%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2031	GBP	270,000	42,923	—	—	42,923	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.721%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2031	GBP	250,000	38,988	—	—	38,988	—
Fixed rate of 1.868%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	08/15/2031	EUR	1,015,000	(25,941)	—	—	—	(25,941)
Fixed rate of 2.781%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	07/05/2032	USD	370,433	(6)	—	—	—	(6)
Fixed rate of 2.829%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	07/05/2032	USD	370,432	(6)	—	—	—	(6)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.631%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/29/2052	USD	530,000	(28,090)	—	—	—	(28,090)
Total							157,446	—	—	306,566	(149,120)

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
6-Month EURIBOR	Euro Interbank Offered Rate	0.263%
SOFR	Secured Overnight Financing Rate	1.510%
SONIA	Sterling Overnight Index Average	1.187%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	9.400%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	9.060%
Notes to Portfolio of Investments
(a)	Principal and interest may not be guaranteed by a governmental entity.
(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $44,533,121, which represents 41.03% of total net assets.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	3,241,255	20,406,986	(23,429,081)	200	219,360	(1,860)	3,900	219,492
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	398,040	—	398,040
Inflation-Indexed Bonds	—	107,281,333	—	107,281,333
Residential Mortgage-Backed Securities - Agency	—	3,327,732	—	3,327,732
Options Purchased Puts	8,712	1,084	—	9,796
Money Market Funds	219,360	—	—	219,360
Total Investments in Securities	228,072	111,008,189	—	111,236,261
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,005,399	—	2,005,399
Futures Contracts	37,658	—	—	37,658
Swap Contracts	—	306,566	—	306,566
Liability
Forward Foreign Currency Exchange Contracts	—	(299,973)	—	(299,973)
Futures Contracts	(144,911)	—	—	(144,911)
Options Contracts Written	(3,106)	(259,742)	—	(262,848)
Swap Contracts	—	(149,120)	—	(149,120)
Total	117,713	112,611,319	—	112,729,032
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022	13

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $124,398,481)	$111,007,105
Affiliated issuers (cost $219,338)	219,360
Options purchased (cost $27,480)	9,796
Foreign currency (cost $190,398)	187,764
Margin deposits on:
Futures contracts	134,220
Swap contracts	214,000
Unrealized appreciation on forward foreign currency exchange contracts	2,005,399
Receivable for:
Investments sold	1,230,502
Dividends	1,072
Interest	288,666
Foreign tax reclaims	5,639
Variation margin for futures contracts	34,710
Variation margin for swap contracts	46,472
Expense reimbursement due from Investment Manager	285
Prepaid expenses	4,892
Other assets	285
Total assets	115,390,167
Liabilities
Option contracts written, at value (premiums received $270,903)	262,848
Unrealized depreciation on forward foreign currency exchange contracts	299,973
Cash collateral due to broker for:
Other(a)	960,000
Payable for:
Investments purchased	1,663,207
Investments purchased on a delayed delivery basis	3,277,069
Capital shares purchased	117,432
Variation margin for futures contracts	60,537
Variation margin for swap contracts	6,199
Management services fees	1,507
Distribution and/or service fees	471
Service fees	5,455
Compensation of board members	170,938
Compensation of chief compliance officer	12
Other expenses	35,824
Total liabilities	6,861,472
Net assets applicable to outstanding capital stock	$108,528,695
Represented by
Paid in capital	112,573,601
Total distributable earnings (loss)	(4,044,906)
Total - representing net assets applicable to outstanding capital stock	$108,528,695
Class 1
Net assets	$1,105,450
Shares outstanding	205,614
Net asset value per share	$5.38
Class 2
Net assets	$30,798,213
Shares outstanding	5,878,816
Net asset value per share	$5.24
Class 3
Net assets	$76,625,032
Shares outstanding	14,350,672
Net asset value per share	$5.34

(a)	Includes collateral related to options purchased, options contracts written, and forward foreign currency exchange contracts..
The accompanying Notes to Financial Statements are an integral part of this statement.
14	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$3,900
Interest	4,047,138
Total income	4,051,038
Expenses:
Management services fees	296,375
Distribution and/or service fees
Class 2	39,020
Class 3	52,541
Service fees	34,878
Compensation of board members	(1,739)
Custodian fees	13,675
Printing and postage fees	10,199
Audit fees	25,247
Legal fees	5,767
Interest on collateral	818
Compensation of chief compliance officer	8
Other	3,419
Total expenses	480,208
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(39,153)
Total net expenses	441,055
Net investment income	3,609,983
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,507,148)
Investments — affiliated issuers	(1,860)
Foreign currency translations	(70,037)
Forward foreign currency exchange contracts	3,426,804
Futures contracts	588,597
Options purchased	184,111
Options contracts written	(399,010)
Swap contracts	122,510
Net realized gain	2,343,967
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(23,564,020)
Investments — affiliated issuers	200
Foreign currency translations	(20,496)
Forward foreign currency exchange contracts	2,420,832
Futures contracts	(96,875)
Options purchased	3,062
Options contracts written	(17,150)
Swap contracts	(115,110)
Net change in unrealized appreciation (depreciation)	(21,389,557)
Net realized and unrealized loss	(19,045,590)
Net decrease in net assets resulting from operations	$(15,435,607)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022	15

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$3,609,983	$2,833,330
Net realized gain	2,343,967	4,975,570
Net change in unrealized appreciation (depreciation)	(21,389,557)	(2,611,577)
Net increase (decrease) in net assets resulting from operations	(15,435,607)	5,197,323
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(9,823)
Class 2	—	(696,846)
Class 3	—	(2,466,100)
Total distributions to shareholders	—	(3,172,769)
Increase in net assets from capital stock activity	1,497,227	12,563,748
Total increase (decrease) in net assets	(13,938,380)	14,588,302
Net assets at beginning of period	122,467,075	107,878,773
Net assets at end of period	$108,528,695	$122,467,075

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	103,390	605,527	116,795	707,018
Distributions reinvested	—	—	1,618	9,823
Redemptions	(8,944)	(51,198)	(25,233)	(154,067)
Net increase	94,446	554,329	93,180	562,774
Class 2
Subscriptions	946,681	5,419,304	1,754,197	10,314,906
Distributions reinvested	—	—	117,512	696,846
Redemptions	(246,190)	(1,399,234)	(330,257)	(1,941,198)
Net increase	700,491	4,020,070	1,541,452	9,070,554
Class 3
Subscriptions	275,534	1,594,192	1,383,197	8,230,554
Distributions reinvested	—	—	408,972	2,466,100
Redemptions	(812,135)	(4,671,364)	(1,294,141)	(7,766,234)
Net increase (decrease)	(536,601)	(3,077,172)	498,028	2,930,420
Total net increase	258,336	1,497,227	2,132,660	12,563,748
The accompanying Notes to Financial Statements are an integral part of this statement.
16	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022

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CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$6.14	0.16	(0.92)	(0.76)	—	—	—
Year Ended 12/31/2021	$6.04	0.18	0.09	0.27	(0.05)	(0.12)	(0.17)
Year Ended 12/31/2020	$5.66	(0.01)	0.54	0.53	(0.04)	(0.11)	(0.15)
Year Ended 12/31/2019	$5.42	0.03	0.40	0.43	(0.19)	—	(0.19)
Year Ended 12/31/2018	$5.47	0.08	(0.10)	(0.02)	—	(0.03)	(0.03)
Year Ended 12/31/2017	$5.51	0.06	0.08	0.14	(0.13)	(0.05)	(0.18)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$5.99	0.18	(0.93)	(0.75)	—	—	—
Year Ended 12/31/2021	$5.89	0.14	0.12	0.26	(0.04)	(0.12)	(0.16)
Year Ended 12/31/2020	$5.53	(0.03)	0.52	0.49	(0.02)	(0.11)	(0.13)
Year Ended 12/31/2019	$5.30	0.02	0.38	0.40	(0.17)	—	(0.17)
Year Ended 12/31/2018	$5.37	0.06	(0.10)	(0.04)	—	(0.03)	(0.03)
Year Ended 12/31/2017	$5.41	0.05	0.08	0.13	(0.12)	(0.05)	(0.17)
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$6.10	0.18	(0.94)	(0.76)	—	—	—
Year Ended 12/31/2021	$6.00	0.15	0.12	0.27	(0.05)	(0.12)	(0.17)
Year Ended 12/31/2020	$5.63	(0.02)	0.53	0.51	(0.03)	(0.11)	(0.14)
Year Ended 12/31/2019	$5.39	0.03	0.39	0.42	(0.18)	—	(0.18)
Year Ended 12/31/2018	$5.45	0.07	(0.10)	(0.03)	—	(0.03)	(0.03)
Year Ended 12/31/2017	$5.49	0.05	0.08	0.13	(0.12)	(0.05)	(0.17)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$5.38	(12.38%)	0.67%(c),(d)	0.60%(c),(d)	5.59%(c)	24%	$1,105
Year Ended 12/31/2021	$6.14	4.56%	0.72%(d)	0.61%(d)	2.99%	58%	$682
Year Ended 12/31/2020	$6.04	9.37%	0.74%	0.65%	(0.09%)	70%	$109
Year Ended 12/31/2019	$5.66	7.90%	0.71%(d)	0.61%(d)	0.57%	62%	$28
Year Ended 12/31/2018	$5.42	(0.33%)	0.71%(d)	0.61%(d)	1.41%	118%	$11
Year Ended 12/31/2017	$5.47	2.66%	0.71%	0.62%	1.09%	99%	$11
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$5.24	(12.52%)	0.92%(c),(d)	0.85%(c),(d)	6.25%(c)	24%	$30,798
Year Ended 12/31/2021	$5.99	4.43%	0.97%(d)	0.87%(d)	2.41%	58%	$31,002
Year Ended 12/31/2020	$5.89	8.97%	0.97%	0.89%	(0.47%)	70%	$21,434
Year Ended 12/31/2019	$5.53	7.63%	0.96%(d)	0.86%(d)	0.38%	62%	$19,663
Year Ended 12/31/2018	$5.30	(0.71%)	0.95%(d)	0.86%(d)	1.14%	118%	$17,272
Year Ended 12/31/2017	$5.37	2.46%	0.97%	0.87%	0.86%	99%	$13,986
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$5.34	(12.46%)	0.79%(c),(d)	0.73%(c),(d)	6.21%(c)	24%	$76,625
Year Ended 12/31/2021	$6.10	4.48%	0.85%(d)	0.74%(d)	2.46%	58%	$90,783
Year Ended 12/31/2020	$6.00	9.11%	0.85%	0.76%	(0.34%)	70%	$86,336
Year Ended 12/31/2019	$5.63	7.81%	0.83%(d)	0.73%(d)	0.49%	62%	$89,128
Year Ended 12/31/2018	$5.39	(0.51%)	0.82%(d)	0.74%(d)	1.28%	118%	$96,659
Year Ended 12/31/2017	$5.45	2.54%	0.84%	0.75%	0.97%	99%	$111,829
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022	19

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty
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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
(CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
22	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to attain desired breakeven inflation exposure. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to produce incremental earnings, to protect gains and to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to produce incremental earnings, to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes, to hedge the portfolio risk associated with some or all of the Fund’s securities and to attain desired breakeven inflation exposure.  These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of
24	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,005,399
Foreign exchange risk	Investments, at value — Options purchased	1,084
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	37,658*
Interest rate risk	Investments, at value — Options purchased	8,712
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	306,566*
Total		2,359,419

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	299,973
Foreign exchange risk	Options contracts written, at value	11
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	144,911*
Interest rate risk	Options contracts written, at value	262,837
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	149,120*
Total		856,852

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	3,426,804	—	—	—	—	3,426,804
Interest rate risk	—	588,597	(399,010)	184,111	122,510	496,208
Total	3,426,804	588,597	(399,010)	184,111	122,510	3,923,012

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	2,420,832	—	7	(160)	—	2,420,679
Interest rate risk	—	(96,875)	(17,157)	3,222	(115,110)	(225,920)
Total	2,420,832	(96,875)	(17,150)	3,062	(115,110)	2,194,759
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	9,885,114
Futures contracts — short	10,500,250

Derivative instrument	Average value ($)*
Options contracts — purchased	161,445
Options contracts — written	(485,312)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	1,624,284	(312,534)
Interest rate swap contracts	1,746,053	(1,302,476)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2022:
	Citi ($)	Deutsche Bank ($)	Goldman Sachs ($)	UBS ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts (a)	-	-	46,472	-	46,472
Forward foreign currency exchange contracts	295,173	1,710,226	-	-	2,005,399
Options purchased puts	237	847	-	8,712	9,796
Total assets	295,410	1,711,073	46,472	8,712	2,061,667
Liabilities
Centrally cleared interest rate swap contracts (a)	-	-	6,199	-	6,199
Forward foreign currency exchange contracts	76,832	223,141	-	-	299,973
Options contracts written	-	259,742	-	3,106	262,848
Total liabilities	76,832	482,883	6,199	3,106	569,020
Total financial and derivative net assets	218,578	1,228,190	40,273	5,606	1,492,647
Total collateral received (pledged) (b)	-	960,000	-	-	960,000
Net amount (c)	218,578	268,190	40,273	5,606	532,647

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
28	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.51% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.51% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into a Subadvisory Agreement with BlackRock Financial Management, Inc. (BlackRock) to serve as a subadviser to the Fund. BlackRock International Limited (BIL), an affiliate of BlackRock, assists in providing day-to-day portfolio management of the Fund pursuant to the Sub-Subadvisory Agreement between BlackRock and BIL. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
The Fund is permitted to engage in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers under specified conditions outlined in a policy adopted by the Board, pursuant to Rule 17a-7 under the 1940 Act (cross-trades). The Board relies on quarterly written representation from the Fund’s Chief Compliance Officer that cross-trades complied with approved policy.
For the six months ended June 30, 2022, the Fund engaged in cross-trades as follows:
Purchases ($)	Sales ($)	Net realized gain (loss) ($)
93,630	—	—
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.06% of the Fund’s average daily net assets.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2023
Class 1	0.60%
Class 2	0.85
Class 3	0.725
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
124,374,000	2,918,000	(14,563,000)	(11,645,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
30	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $40,924,754 and $27,257,340, respectively, for the six months ended June 30, 2022, of which $35,388,770 and $20,441,649, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, private and public sectors’ significant debt problems of a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more
32	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The departure of the United Kingdom (UK) from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Inflation-protected securities risk
Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022	33

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
34	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022	35

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – BlackRock Global Inflation-Protected Securities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreement between the Investment Manager and BlackRock Financial Management, Inc. and the sub-subadvisory agreement between BlackRock Financial Management, Inc. and BlackRock International Limited (BlackRock Financial Management, Inc. and BlackRock International Limited, collectively, the Subadvisers, and the subadvisory agreement and sub-subadvisory agreement, collectively, the Subadvisory Agreements), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
36	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022	37

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadvisers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
38	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022	39

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
40	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Semiannual Report 2022

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CTIVP® – BlackRock Global Inflation-Protected Securities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7029_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
CTIVP® – Victory Sycamore Established Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – Victory Sycamore Established Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – Victory Sycamore Established Value Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term growth of capital.
Portfolio management
Victory Capital Management Inc.
Gary Miller
Jeffrey Graff, CFA
Gregory Conners
James Albers, CFA
Michael Rodarte, CFA
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-10.99	-4.57	9.98	13.06
Class 2	05/03/10	-11.10	-4.82	9.71	12.78
Class 3	02/04/04	-11.05	-4.70	9.84	12.93
Russell Midcap Value Index		-16.23	-10.00	6.27	10.62
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to November 2012 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	97.0
Exchange-Traded Equity Funds	0.5
Money Market Funds	2.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	1.1
Consumer Discretionary	9.5
Consumer Staples	5.3
Energy	3.7
Financials	17.6
Health Care	5.6
Industrials	21.3
Information Technology	12.0
Materials	11.5
Real Estate	8.6
Utilities	3.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	890.10	1,020.83	3.75	4.01	0.80
Class 2	1,000.00	1,000.00	889.00	1,019.59	4.92	5.26	1.05
Class 3	1,000.00	1,000.00	889.50	1,020.18	4.36	4.66	0.93
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Communication Services 1.0%
Entertainment 1.0%
Live Nation Entertainment, Inc.(a)	57,500	4,748,350
Total Communication Services		4,748,350
Consumer Discretionary 9.2%
Auto Components 2.6%
Aptiv PLC(a)	52,500	4,676,175
BorgWarner, Inc.	219,500	7,324,715
Total		12,000,890
Hotels, Restaurants & Leisure 2.9%
Hilton Worldwide Holdings, Inc.	51,400	5,728,016
Yum! Brands, Inc.	69,100	7,843,541
Total		13,571,557
Household Durables 1.2%
Newell Brands, Inc.	304,500	5,797,680
Specialty Retail 1.5%
Ross Stores, Inc.	97,500	6,847,425
Textiles, Apparel & Luxury Goods 1.0%
VF Corp.	107,700	4,757,109
Total Consumer Discretionary		42,974,661
Consumer Staples 5.2%
Food & Staples Retailing 2.5%
Sysco Corp.	136,300	11,545,973
Food Products 2.7%
Archer-Daniels-Midland Co.	57,800	4,485,280
Tyson Foods, Inc., Class A	93,900	8,081,034
Total		12,566,314
Total Consumer Staples		24,112,287
Energy 3.6%
Oil, Gas & Consumable Fuels 3.6%
Coterra Energy, Inc.	275,975	7,117,395
Devon Energy Corp.	100,600	5,544,066
Valero Energy Corp.	40,000	4,251,200
Total		16,912,661
Total Energy		16,912,661
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.0%
Banks 4.1%
Huntington Bancshares, Inc.	383,000	4,607,490
Prosperity Bancshares, Inc.	95,700	6,533,439
Zions Bancorp	159,000	8,093,100
Total		19,234,029
Capital Markets 1.6%
Bank of New York Mellon Corp. (The)	177,200	7,391,012
Insurance 11.3%
Alleghany Corp.(a)	15,250	12,704,775
Allstate Corp. (The)	41,300	5,233,949
American Financial Group, Inc.	58,200	8,078,742
Everest Re Group Ltd.	19,200	5,381,376
Old Republic International Corp.	237,000	5,299,320
Progressive Corp. (The)	71,600	8,324,932
WR Berkley Corp.	113,300	7,733,858
Total		52,756,952
Total Financials		79,381,993
Health Care 5.4%
Health Care Equipment & Supplies 2.6%
Cooper Companies, Inc. (The)	22,300	6,982,576
Hologic, Inc.(a)	75,900	5,259,870
Total		12,242,446
Health Care Providers & Services 2.8%
Molina Healthcare, Inc.(a)	17,300	4,837,253
Quest Diagnostics, Inc.	62,300	8,284,654
Total		13,121,907
Total Health Care		25,364,353
Industrials 20.7%
Aerospace & Defense 1.7%
Textron, Inc.	127,600	7,792,532
Airlines 1.2%
Alaska Air Group, Inc.(a)	138,400	5,542,920
Building Products 0.9%
Owens Corning	57,200	4,250,532
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.0%
Republic Services, Inc.	37,000	4,842,190
Electrical Equipment 1.7%
Hubbell, Inc.	43,800	7,821,804
Machinery 8.8%
AGCO Corp.	57,600	5,685,120
Lincoln Electric Holdings, Inc.	39,200	4,835,712
Middleby Corp. (The)(a)	52,400	6,568,864
Oshkosh Corp.	59,000	4,846,260
Parker-Hannifin Corp.	28,000	6,889,400
Toro Co. (The)	95,700	7,253,103
Xylem, Inc.	60,700	4,745,526
Total		40,823,985
Professional Services 2.5%
Leidos Holdings, Inc.	75,600	7,613,676
ManpowerGroup, Inc.	55,400	4,233,114
Total		11,846,790
Road & Rail 2.0%
JB Hunt Transport Services, Inc.	26,100	4,109,967
Landstar System, Inc.	34,700	5,046,074
Total		9,156,041
Trading Companies & Distributors 0.9%
United Rentals, Inc.(a)	17,500	4,250,925
Total Industrials		96,327,719
Information Technology 11.7%
Communications Equipment 0.9%
Motorola Solutions, Inc.	20,700	4,338,720
Electronic Equipment, Instruments & Components 2.9%
Amphenol Corp., Class A	102,000	6,566,760
Flex Ltd.(a)	466,200	6,745,914
Total		13,312,674
IT Services 5.7%
DXC Technology Co.(a)	171,000	5,183,010
Genpact Ltd.	188,500	7,984,860
Global Payments, Inc.	57,900	6,406,056
MAXIMUS, Inc.	110,300	6,894,853
Total		26,468,779
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.2%
MKS Instruments, Inc.	54,800	5,624,124
Technology Hardware, Storage & Peripherals 1.0%
Hewlett Packard Enterprise Co.	347,000	4,601,220
Total Information Technology		54,345,517
Materials 11.1%
Chemicals 4.2%
Corteva, Inc.	91,200	4,937,568
International Flavors & Fragrances, Inc.	31,200	3,716,544
RPM International, Inc.	62,500	4,920,000
Westlake Corp.	60,100	5,891,002
Total		19,465,114
Containers & Packaging 4.4%
AptarGroup, Inc.	52,100	5,377,241
Avery Dennison Corp.	46,200	7,478,394
Packaging Corp. of America	56,600	7,782,500
Total		20,638,135
Metals & Mining 2.5%
Reliance Steel & Aluminum Co.	38,100	6,471,666
Steel Dynamics, Inc.	79,500	5,258,925
Total		11,730,591
Total Materials		51,833,840
Real Estate 8.3%
Equity Real Estate Investment Trusts (REITS) 8.3%
Alexandria Real Estate Equities, Inc.	54,000	7,831,620
American Homes 4 Rent, Class A	146,300	5,184,872
Camden Property Trust	31,200	4,195,776
Equity LifeStyle Properties, Inc.	101,200	7,131,564
Lamar Advertising Co., Class A	80,700	7,099,179
National Retail Properties, Inc.	173,200	7,447,600
Total		38,890,611
Total Real Estate		38,890,611

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.7%
Electric Utilities 3.7%
Alliant Energy Corp.	143,400	8,404,674
Xcel Energy, Inc.	123,000	8,703,480
Total		17,108,154
Total Utilities		17,108,154
Total Common Stocks (Cost $402,067,464)		452,000,146

Exchange-Traded Equity Funds 0.5%
	Shares	Value ($)
U.S. Mid Cap 0.5%
iShares Russell Mid-Cap Value ETF	23,000	2,336,110
Total Exchange-Traded Equity Funds (Cost $2,675,302)		2,336,110

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(c)	11,484,546	11,477,655
Total Money Market Funds (Cost $11,478,803)		11,477,655
Total Investments in Securities (Cost: $416,221,569)		465,813,911
Other Assets & Liabilities, Net		568,920
Net Assets		466,382,831

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	11,523,412	33,505,965	(33,550,934)	(788)	11,477,655	(2,240)	22,894	11,484,546
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	4,748,350	—	—	4,748,350
Consumer Discretionary	42,974,661	—	—	42,974,661
Consumer Staples	24,112,287	—	—	24,112,287
Energy	16,912,661	—	—	16,912,661
Financials	79,381,993	—	—	79,381,993
Health Care	25,364,353	—	—	25,364,353
Industrials	96,327,719	—	—	96,327,719
Information Technology	54,345,517	—	—	54,345,517
Materials	51,833,840	—	—	51,833,840
Real Estate	38,890,611	—	—	38,890,611
Utilities	17,108,154	—	—	17,108,154
Total Common Stocks	452,000,146	—	—	452,000,146
Exchange-Traded Equity Funds	2,336,110	—	—	2,336,110
Money Market Funds	11,477,655	—	—	11,477,655
Total Investments in Securities	465,813,911	—	—	465,813,911
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022	9

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $404,742,766)	$454,336,256
Affiliated issuers (cost $11,478,803)	11,477,655
Receivable for:
Investments sold	4,537,860
Capital shares sold	6,302
Dividends	736,607
Prepaid expenses	7,675
Total assets	471,102,355
Liabilities
Payable for:
Investments purchased	3,988,600
Capital shares purchased	607,990
Management services fees	9,913
Distribution and/or service fees	728
Service fees	6,389
Compensation of board members	83,239
Compensation of chief compliance officer	54
Other expenses	22,611
Total liabilities	4,719,524
Net assets applicable to outstanding capital stock	$466,382,831
Represented by
Trust capital	$466,382,831
Total - representing net assets applicable to outstanding capital stock	$466,382,831
Class 1
Net assets	$322,199,380
Shares outstanding	8,377,517
Net asset value per share	$38.46
Class 2
Net assets	$67,142,366
Shares outstanding	1,798,594
Net asset value per share	$37.33
Class 3
Net assets	$77,041,085
Shares outstanding	2,032,088
Net asset value per share	$37.91
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,066,002
Dividends — affiliated issuers	22,894
Total income	6,088,896
Expenses:
Management services fees	2,009,949
Distribution and/or service fees
Class 2	90,348
Class 3	52,315
Service fees	47,418
Compensation of board members	5,642
Custodian fees	4,194
Printing and postage fees	7,059
Audit fees	14,669
Legal fees	7,858
Compensation of chief compliance officer	36
Other	6,226
Total expenses	2,245,714
Net investment income	3,843,182
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	33,028,143
Investments — affiliated issuers	(2,240)
Net realized gain	33,025,903
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(95,425,232)
Investments — affiliated issuers	(788)
Net change in unrealized appreciation (depreciation)	(95,426,020)
Net realized and unrealized loss	(62,400,117)
Net decrease in net assets resulting from operations	$(58,556,935)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$3,843,182	$8,698,681
Net realized gain	33,025,903	112,740,272
Net change in unrealized appreciation (depreciation)	(95,426,020)	56,319,672
Net increase (decrease) in net assets resulting from operations	(58,556,935)	177,758,625
Decrease in net assets from capital stock activity	(40,832,488)	(310,724,170)
Total decrease in net assets	(99,389,423)	(132,965,545)
Net assets at beginning of period	565,772,254	698,737,799
Net assets at end of period	$466,382,831	$565,772,254

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	32,265	1,346,367	68,326	2,794,000
Redemptions	(1,001,559)	(42,336,372)	(8,547,264)	(323,905,306)
Net decrease	(969,294)	(40,990,005)	(8,478,938)	(321,111,306)
Class 2
Subscriptions	120,775	4,904,734	321,458	12,549,323
Redemptions	(87,468)	(3,571,410)	(191,212)	(7,321,921)
Net increase	33,307	1,333,324	130,246	5,227,402
Class 3
Subscriptions	54,585	2,269,977	249,282	9,878,828
Redemptions	(83,173)	(3,445,784)	(123,171)	(4,719,094)
Net increase (decrease)	(28,588)	(1,175,807)	126,111	5,159,734
Total net decrease	(964,575)	(40,832,488)	(8,222,581)	(310,724,170)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022

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CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$43.21	0.32	(5.07)	(4.75)
Year Ended 12/31/2021	$32.76	0.58(d)	9.87	10.45
Year Ended 12/31/2020	$30.32	0.38	2.06	2.44
Year Ended 12/31/2019	$23.65	0.34	6.33	6.67
Year Ended 12/31/2018	$26.27	0.27	(2.89)	(2.62)
Year Ended 12/31/2017	$22.68	0.17	3.42	3.59
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$41.99	0.26	(4.92)	(4.66)
Year Ended 12/31/2021	$31.92	0.50(d)	9.57	10.07
Year Ended 12/31/2020	$29.61	0.31	2.00	2.31
Year Ended 12/31/2019	$23.16	0.27	6.18	6.45
Year Ended 12/31/2018	$25.79	0.20	(2.83)	(2.63)
Year Ended 12/31/2017	$22.32	0.11	3.36	3.47
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$42.62	0.29	(5.00)	(4.71)
Year Ended 12/31/2021	$32.35	0.55(d)	9.72	10.27
Year Ended 12/31/2020	$29.98	0.35	2.02	2.37
Year Ended 12/31/2019	$23.42	0.31	6.25	6.56
Year Ended 12/31/2018	$26.05	0.23	(2.86)	(2.63)
Year Ended 12/31/2017	$22.51	0.14	3.40	3.54

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.15 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$38.46	(10.99%)	0.80%(c)	0.80%(c)	1.51%(c)	16%	$322,199
Year Ended 12/31/2021	$43.21	31.90%	0.80%	0.80%	1.48%	24%	$403,832
Year Ended 12/31/2020	$32.76	8.05%	0.79%	0.79%	1.41%	41%	$583,965
Year Ended 12/31/2019	$30.32	28.20%	0.79%	0.79%	1.25%	39%	$534,959
Year Ended 12/31/2018	$23.65	(9.97%)	0.79%	0.79%	1.00%	36%	$442,931
Year Ended 12/31/2017	$26.27	15.83%	0.82%	0.82%	0.69%	41%	$487,245
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$37.33	(11.10%)	1.05%(c)	1.05%(c)	1.29%(c)	16%	$67,142
Year Ended 12/31/2021	$41.99	31.55%	1.05%	1.05%	1.28%	24%	$74,122
Year Ended 12/31/2020	$31.92	7.80%	1.04%	1.04%	1.16%	41%	$52,184
Year Ended 12/31/2019	$29.61	27.85%	1.04%	1.04%	1.00%	39%	$54,158
Year Ended 12/31/2018	$23.16	(10.20%)	1.04%	1.04%	0.76%	36%	$40,488
Year Ended 12/31/2017	$25.79	15.55%	1.07%	1.07%	0.46%	41%	$40,477
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$37.91	(11.05%)	0.93%(c)	0.93%(c)	1.41%(c)	16%	$77,041
Year Ended 12/31/2021	$42.62	31.75%	0.93%	0.93%	1.41%	24%	$87,819
Year Ended 12/31/2020	$32.35	7.91%	0.92%	0.92%	1.29%	41%	$62,589
Year Ended 12/31/2019	$29.98	28.01%	0.91%	0.91%	1.12%	39%	$67,484
Year Ended 12/31/2018	$23.42	(10.10%)	0.92%	0.92%	0.88%	36%	$53,581
Year Ended 12/31/2017	$26.05	15.73%	0.95%	0.95%	0.57%	41%	$57,946
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022	15

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
CTIVP® – Victory Sycamore Established Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.77% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Victory Capital Management Inc. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance
18	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2022 through April 30, 2023	Prior to May 1, 2022
Class 1	0.83%	0.85%
Class 2	1.08	1.10
Class 3	0.955	0.975
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $80,632,728 and $118,896,848, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition,
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 8. Significant risks
Industrials sector risk
The Fund is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant
20	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – Victory Sycamore Established Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Victory Capital Management Inc. (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022	23

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain
24	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022	25

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation
26	CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
CTIVP® – Victory Sycamore Established Value Fund | Semiannual Report 2022	27

CTIVP® – Victory Sycamore Established Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7038_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Variable Portfolio – Partners Core Equity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners Core Equity Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – Partners Core Equity Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
J.P. Morgan Investment Management Inc.
Scott Davis
Shilpee Raina, CFA
David Small
T. Rowe Price Associates, Inc.
Shawn Driscoll
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-19.23	-10.35	9.61	10.99
Class 2	05/03/10	-19.32	-10.56	9.34	10.71
Class 3	05/01/06	-19.26	-10.43	9.48	10.85
S&P 500 Index		-19.96	-10.62	11.31	12.96
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	98.6
Money Market Funds	1.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	7.7
Consumer Discretionary	11.3
Consumer Staples	6.1
Energy	1.5
Financials	9.3
Health Care	19.0
Industrials	10.4
Information Technology	25.0
Materials	2.8
Real Estate	1.6
Utilities	5.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	807.70	1,021.42	3.05	3.41	0.68
Class 2	1,000.00	1,000.00	806.80	1,020.18	4.17	4.66	0.93
Class 3	1,000.00	1,000.00	807.40	1,020.83	3.59	4.01	0.80
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 7.6%
Diversified Telecommunication Services 1.1%
Verizon Communications, Inc.	589,215	29,902,661
Interactive Media & Services 6.5%
Alphabet, Inc., Class A(a)	21,993	47,928,465
Alphabet, Inc., Class C(a)	49,668	108,646,267
Meta Platforms, Inc., Class A(a)	59,292	9,560,835
Snap, Inc., Class A(a)	312,697	4,105,712
Total		170,241,279
Total Communication Services		200,143,940
Consumer Discretionary 11.1%
Automobiles 0.6%
Tesla Motors, Inc.(a)	23,018	15,500,781
Hotels, Restaurants & Leisure 2.9%
Domino’s Pizza, Inc.	27,985	10,906,034
Marriott International, Inc., Class A	67,840	9,226,919
McDonald’s Corp.	228,926	56,517,251
Total		76,650,204
Internet & Direct Marketing Retail 3.0%
Amazon.com, Inc.(a)	749,423	79,596,217
Multiline Retail 1.8%
Dollar General Corp.	190,602	46,781,355
Specialty Retail 2.3%
Home Depot, Inc. (The)	49,790	13,655,903
Lowe’s Companies, Inc.	68,295	11,929,088
O’Reilly Automotive, Inc.(a)	42,503	26,851,695
Ross Stores, Inc.	104,200	7,317,966
Total		59,754,652
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	133,096	13,602,411
Total Consumer Discretionary		291,885,620
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.0%
Beverages 2.7%
Coca-Cola Co. (The)	683,852	43,021,129
Constellation Brands, Inc., Class A	47,868	11,156,116
Keurig Dr. Pepper, Inc.	517,345	18,308,840
Total		72,486,085
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	38,525	18,464,262
Sysco Corp.	142,191	12,044,999
Walmart, Inc.	114,822	13,960,059
Total		44,469,320
Food Products 1.0%
Hershey Co. (The)	64,714	13,923,864
Mondelez International, Inc., Class A	200,054	12,421,353
Total		26,345,217
Household Products 0.6%
Procter & Gamble Co. (The)	107,658	15,480,144
Total Consumer Staples		158,780,766
Energy 1.5%
Energy Equipment & Services 0.7%
Baker Hughes Co.	604,731	17,458,584
Oil, Gas & Consumable Fuels 0.8%
Pioneer Natural Resources Co.	99,613	22,221,668
Total Energy		39,680,252
Financials 9.2%
Banks 3.4%
Bank of America Corp.	417,677	13,002,285
JPMorgan Chase & Co.	109,900	12,375,839
Truist Financial Corp.	670,965	31,823,870
U.S. Bancorp	151,996	6,994,856
Wells Fargo & Co.	618,370	24,221,553
Total		88,418,403
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.2%
Charles Schwab Corp. (The)	244,445	15,444,035
Morgan Stanley	357,540	27,194,493
S&P Global, Inc.	89,816	30,273,381
State Street Corp.	167,079	10,300,420
Total		83,212,329
Consumer Finance 0.2%
Capital One Financial Corp.	65,937	6,869,976
Insurance 2.4%
Chubb Ltd.	104,124	20,468,696
Hartford Financial Services Group, Inc. (The)	225,369	14,745,893
Progressive Corp. (The)	235,025	27,326,357
Total		62,540,946
Total Financials		241,041,654
Health Care 18.7%
Biotechnology 3.6%
AbbVie, Inc.	318,268	48,745,927
Regeneron Pharmaceuticals, Inc.(a)	63,682	37,644,340
Vertex Pharmaceuticals, Inc.(a)	28,954	8,158,948
Total		94,549,215
Health Care Equipment & Supplies 3.0%
Boston Scientific Corp.(a)	675,595	25,179,426
Intuitive Surgical, Inc.(a)	55,746	11,188,780
ResMed, Inc.	48,367	10,139,174
STERIS PLC	85,434	17,612,219
Stryker Corp.	68,211	13,569,214
Total		77,688,813
Health Care Providers & Services 4.9%
Centene Corp.(a)	560,604	47,432,704
Elevance Health, Inc.	49,148	23,717,842
Quest Diagnostics, Inc.	103,200	13,723,536
UnitedHealth Group, Inc.	86,559	44,459,299
Total		129,333,381
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 4.1%
Danaher Corp.	107,878	27,349,231
Mettler-Toledo International, Inc.(a)	8,997	10,335,484
Thermo Fisher Scientific, Inc.	77,833	42,285,112
Waters Corp.(a)	61,404	20,323,496
West Pharmaceutical Services, Inc.	22,584	6,828,724
Total		107,122,047
Pharmaceuticals 3.1%
AstraZeneca PLC, ADR	238,548	15,760,867
Bristol-Myers Squibb Co.	483,557	37,233,889
Eli Lilly & Co.	59,049	19,145,457
Zoetis, Inc.	61,145	10,510,214
Total		82,650,427
Total Health Care		491,343,883
Industrials 10.2%
Aerospace & Defense 1.7%
L3Harris Technologies, Inc.	79,866	19,303,612
Northrop Grumman Corp.	56,346	26,965,505
Total		46,269,117
Building Products 0.6%
Trane Technologies PLC	131,809	17,118,035
Commercial Services & Supplies 0.8%
Republic Services, Inc.	155,636	20,368,083
Electrical Equipment 2.0%
Eaton Corp. PLC	334,745	42,174,523
Emerson Electric Co.	122,800	9,767,512
Total		51,942,035
Machinery 1.8%
Deere & Co.	106,770	31,974,412
Dover Corp.	47,708	5,787,934
IDEX Corp.	54,073	9,821,279
Total		47,583,625
Professional Services 1.0%
Leidos Holdings, Inc.	121,820	12,268,492
Verisk Analytics, Inc.	75,782	13,117,107
Total		25,385,599

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.3%
CSX Corp.	591,509	17,189,252
Norfolk Southern Corp.	122,950	27,945,305
Old Dominion Freight Line, Inc.	23,400	5,996,952
Uber Technologies, Inc.(a)	455,794	9,325,545
Total		60,457,054
Total Industrials		269,123,548
Information Technology 24.7%
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.	115,806	13,103,449
IT Services 5.8%
Accenture PLC, Class A	109,366	30,365,470
Akamai Technologies, Inc.(a)	120,200	10,977,866
Broadridge Financial Solutions, Inc.	141,552	20,178,238
MasterCard, Inc., Class A	100,431	31,683,972
Paychex, Inc.	110,066	12,533,215
VeriSign, Inc.(a)	88,682	14,839,159
Visa, Inc., Class A	163,931	32,276,375
Total		152,854,295
Semiconductors & Semiconductor Equipment 6.0%
Advanced Micro Devices, Inc.(a)	235,151	17,981,997
Analog Devices, Inc.	157,176	22,961,842
Applied Materials, Inc.	172,985	15,738,175
KLA Corp.	84,367	26,919,822
Micron Technology, Inc.	91,575	5,062,266
NVIDIA Corp.	82,878	12,563,476
NXP Semiconductors NV	233,200	34,520,596
Teradyne, Inc.	69,872	6,257,038
Texas Instruments, Inc.	97,971	15,053,244
Total		157,058,456
Software 10.1%
Cadence Design Systems, Inc.(a)	98,218	14,735,647
Intuit, Inc.	56,871	21,920,358
Microsoft Corp.	784,844	201,571,484
Salesforce, Inc.(a)	155,452	25,655,798
Total		263,883,287
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	446,297	61,017,726
Total Information Technology		647,917,213
Materials 2.8%
Chemicals 2.0%
Eastman Chemical Co.	147,943	13,280,843
Linde PLC	29,244	8,408,528
PPG Industries, Inc.	168,380	19,252,569
Sherwin-Williams Co. (The)	49,434	11,068,767
Total		52,010,707
Construction Materials 0.4%
Vulcan Materials Co.	79,214	11,256,309
Containers & Packaging 0.4%
Packaging Corp. of America	71,100	9,776,250
Total Materials		73,043,266
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITS) 1.5%
Prologis, Inc.	337,635	39,722,758
Total Real Estate		39,722,758
Utilities 5.2%
Electric Utilities 3.3%
NextEra Energy, Inc.	539,250	41,770,305
Southern Co. (The)	289,393	20,636,615
Xcel Energy, Inc.	347,682	24,601,978
Total		87,008,898
Multi-Utilities 1.9%
Ameren Corp.	180,770	16,334,377
DTE Energy Co.	145,717	18,469,630
WEC Energy Group, Inc.	141,811	14,271,859
Total		49,075,866
Total Utilities		136,084,764
Total Common Stocks (Cost $2,730,175,610)		2,588,767,664

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(c)	36,685,446	36,663,434
Total Money Market Funds (Cost $36,661,808)		36,663,434
Total Investments in Securities (Cost: $2,766,837,418)		2,625,431,098
Other Assets & Liabilities, Net		2,373,339
Net Assets		2,627,804,437
At June 30, 2022, securities and/or cash totaling $609,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	10	09/2022	USD	1,894,750	9,855	—
S&P 500 Index E-mini	47	09/2022	USD	8,905,325	—	(90,996)
Total					9,855	(90,996)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	32,304,518	239,035,235	(234,680,274)	3,955	36,663,434	(11,217)	60,752	36,685,446
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	200,143,940	—	—	200,143,940
Consumer Discretionary	291,885,620	—	—	291,885,620
Consumer Staples	158,780,766	—	—	158,780,766
Energy	39,680,252	—	—	39,680,252
Financials	241,041,654	—	—	241,041,654
Health Care	491,343,883	—	—	491,343,883
Industrials	269,123,548	—	—	269,123,548
Information Technology	647,917,213	—	—	647,917,213
Materials	73,043,266	—	—	73,043,266
Real Estate	39,722,758	—	—	39,722,758
Utilities	136,084,764	—	—	136,084,764
Total Common Stocks	2,588,767,664	—	—	2,588,767,664
Money Market Funds	36,663,434	—	—	36,663,434
Total Investments in Securities	2,625,431,098	—	—	2,625,431,098
Investments in Derivatives
Asset
Futures Contracts	9,855	—	—	9,855
Liability
Futures Contracts	(90,996)	—	—	(90,996)
Total	2,625,349,957	—	—	2,625,349,957
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,730,175,610)	$2,588,767,664
Affiliated issuers (cost $36,661,808)	36,663,434
Margin deposits on:
Futures contracts	609,000
Receivable for:
Investments sold	11,347,706
Capital shares sold	72
Dividends	2,349,057
Foreign tax reclaims	22,078
Prepaid expenses	18,773
Total assets	2,639,777,784
Liabilities
Due to custodian	22,078
Payable for:
Investments purchased	10,598,357
Capital shares purchased	976,316
Variation margin for futures contracts	90,488
Management services fees	49,114
Distribution and/or service fees	166
Service fees	1,978
Compensation of board members	195,201
Compensation of chief compliance officer	282
Other expenses	39,367
Total liabilities	11,973,347
Net assets applicable to outstanding capital stock	$2,627,804,437
Represented by
Trust capital	$2,627,804,437
Total - representing net assets applicable to outstanding capital stock	$2,627,804,437
Class 1
Net assets	$2,590,536,835
Shares outstanding	88,733,736
Net asset value per share	$29.19
Class 2
Net assets	$10,799,488
Shares outstanding	380,790
Net asset value per share	$28.36
Class 3
Net assets	$26,468,114
Shares outstanding	920,369
Net asset value per share	$28.76
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022	11

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$18,933,592
Dividends — affiliated issuers	60,752
Foreign taxes withheld	(59,291)
Total income	18,935,053
Expenses:
Management services fees	9,805,426
Distribution and/or service fees
Class 2	15,095
Class 3	18,807
Service fees	12,761
Compensation of board members	12,324
Custodian fees	15,960
Printing and postage fees	7,143
Audit fees	27,100
Legal fees	20,501
Interest on collateral	8
Interest on interfund lending	38
Compensation of chief compliance officer	207
Other	20,859
Total expenses	9,956,229
Net investment income	8,978,824
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	95,294,385
Investments — affiliated issuers	(11,217)
Futures contracts	(3,256,931)
Net realized gain	92,026,237
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(727,692,477)
Investments — affiliated issuers	3,955
Futures contracts	(81,141)
Net change in unrealized appreciation (depreciation)	(727,769,663)
Net realized and unrealized loss	(635,743,426)
Net decrease in net assets resulting from operations	$(626,764,602)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$8,978,824	$15,073,505
Net realized gain	92,026,237	771,184,254
Net change in unrealized appreciation (depreciation)	(727,769,663)	(22,901,158)
Net increase (decrease) in net assets resulting from operations	(626,764,602)	763,356,601
Decrease in net assets from capital stock activity	(48,312,822)	(587,945,720)
Total increase (decrease) in net assets	(675,077,424)	175,410,881
Net assets at beginning of period	3,302,881,861	3,127,470,980
Net assets at end of period	$2,627,804,437	$3,302,881,861

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	693,831	21,126,656	5,448,922	171,600,336
Redemptions	(2,035,731)	(67,800,101)	(25,917,436)	(753,572,961)
Net decrease	(1,341,900)	(46,673,445)	(20,468,514)	(581,972,625)
Class 2
Subscriptions	20,258	649,619	21,302	652,265
Redemptions	(20,609)	(643,250)	(53,149)	(1,681,208)
Net increase (decrease)	(351)	6,369	(31,847)	(1,028,943)
Class 3
Subscriptions	4,177	134,307	23,798	763,604
Redemptions	(55,230)	(1,780,053)	(181,965)	(5,707,756)
Net decrease	(51,053)	(1,645,746)	(158,167)	(4,944,152)
Total net decrease	(1,393,304)	(48,312,822)	(20,658,528)	(587,945,720)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$36.14	0.10	(7.05)	(6.95)
Year Ended 12/31/2021	$27.91	0.16	8.07	8.23
Year Ended 12/31/2020	$23.85	0.24	3.82	4.06
Year Ended 12/31/2019	$18.84	0.27	4.74	5.01
Year Ended 12/31/2018	$20.48	0.24	(1.88)	(1.64)
Year Ended 12/31/2017	$17.00	0.20	3.28	3.48
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$35.15	0.06	(6.85)	(6.79)
Year Ended 12/31/2021	$27.21	0.08	7.86	7.94
Year Ended 12/31/2020	$23.31	0.18	3.72	3.90
Year Ended 12/31/2019	$18.47	0.21	4.63	4.84
Year Ended 12/31/2018	$20.12	0.18	(1.83)	(1.65)
Year Ended 12/31/2017	$16.75	0.15	3.22	3.37
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$35.62	0.08	(6.94)	(6.86)
Year Ended 12/31/2021	$27.54	0.12	7.96	8.08
Year Ended 12/31/2020	$23.57	0.21	3.76	3.97
Year Ended 12/31/2019	$18.65	0.24	4.68	4.92
Year Ended 12/31/2018	$20.29	0.21	(1.85)	(1.64)
Year Ended 12/31/2017	$16.87	0.18	3.24	3.42

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$29.19	(19.23%)	0.68%(c),(d),(e)	0.68%(c),(d),(e)	0.62%(c)	49%	$2,590,537
Year Ended 12/31/2021	$36.14	29.49%	0.68%(d)	0.68%(d)	0.50%	99%	$3,254,887
Year Ended 12/31/2020	$27.91	17.02%	0.68%	0.68%	1.02%	92%	$3,085,119
Year Ended 12/31/2019	$23.85	26.59%	0.70%	0.69%	1.25%	129%	$2,237,714
Year Ended 12/31/2018	$18.84	(8.01%)	0.70%	0.69%	1.13%	55%	$1,775,821
Year Ended 12/31/2017	$20.48	20.47%	0.74%	0.74%	1.08%	51%	$1,934,400
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$28.36	(19.32%)	0.93%(c),(d),(e)	0.93%(c),(d),(e)	0.37%(c)	49%	$10,799
Year Ended 12/31/2021	$35.15	29.18%	0.93%(d)	0.93%(d)	0.26%	99%	$13,396
Year Ended 12/31/2020	$27.21	16.73%	0.93%	0.93%	0.76%	92%	$11,239
Year Ended 12/31/2019	$23.31	26.21%	0.95%	0.94%	1.00%	129%	$10,760
Year Ended 12/31/2018	$18.47	(8.20%)	0.95%	0.94%	0.88%	55%	$9,255
Year Ended 12/31/2017	$20.12	20.12%	0.99%	0.99%	0.83%	51%	$10,507
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$28.76	(19.26%)	0.80%(c),(d),(e)	0.80%(c),(d),(e)	0.49%(c)	49%	$26,468
Year Ended 12/31/2021	$35.62	29.34%	0.80%(d)	0.80%(d)	0.38%	99%	$34,599
Year Ended 12/31/2020	$27.54	16.84%	0.80%	0.80%	0.89%	92%	$31,113
Year Ended 12/31/2019	$23.57	26.38%	0.83%	0.81%	1.13%	129%	$32,859
Year Ended 12/31/2018	$18.65	(8.08%)	0.83%	0.82%	1.00%	55%	$31,196
Year Ended 12/31/2017	$20.29	20.27%	0.87%	0.87%	0.96%	51%	$42,254
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022	15

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Variable Portfolio – Partners Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
18	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	9,855*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	90,996*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(3,256,931)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(81,141)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	24,995,532

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
20	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.67% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2022 through April 30, 2023	Voluntary expense cap May 1, 2022 through June 30, 2022	Contractual expense cap prior to May 1, 2022
Class 1	0.69%	0.69%	0.69%
Class 2	0.94	0.94	0.94
Class 3	0.815	0.815	0.815
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,438,695,814 and $1,489,916,240, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
22	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	400,000	0.86	4
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
24	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022	25

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Partners Core Equity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc. (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
26	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022	27

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadvisers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
28	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022	29

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
30	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022

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Variable Portfolio – Partners Core Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7053_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Variable Portfolio – Partners Small Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners Small Cap Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – Partners Small Cap Value Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Segall Bryant & Hamill, LLC
Mark Dickherber, CFA, CPA
Shaun Nicholson
William Blair Investment Management, LLC
William Heaphy, CFA
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-16.46	-14.43	3.60	7.36
Class 2	05/03/10	-16.59	-14.65	3.34	7.09
Class 3	08/14/01	-16.52	-14.54	3.48	7.22
Russell 2000 Value Index		-17.31	-16.28	4.89	9.05
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	97.9
Money Market Funds	2.1
Rights	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	0.6
Consumer Discretionary	8.0
Consumer Staples	6.2
Energy	4.5
Financials	19.2
Health Care	7.4
Industrials	22.9
Information Technology	12.7
Materials	7.2
Real Estate	7.1
Utilities	4.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	835.40	1,020.48	3.96	4.36	0.87
Class 2	1,000.00	1,000.00	834.10	1,019.24	5.09	5.61	1.12
Class 3	1,000.00	1,000.00	834.80	1,019.84	4.55	5.01	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 0.6%
Media 0.6%
John Wiley & Sons, Inc., Class A	80,918	3,864,644
Total Communication Services		3,864,644
Consumer Discretionary 7.9%
Auto Components 1.6%
Adient PLC(a)	84,619	2,507,261
Modine Manufacturing Co.(a)	195,678	2,060,489
Standard Motor Products, Inc.	105,360	4,740,147
Total		9,307,897
Automobiles 0.8%
Harley-Davidson, Inc.	60,363	1,911,093
Winnebago Industries, Inc.	55,686	2,704,112
Total		4,615,205
Hotels, Restaurants & Leisure 1.2%
Bloomin’ Brands, Inc.	177,117	2,943,684
Cracker Barrel Old Country Store, Inc.	24,500	2,045,505
El Pollo Loco Holdings, Inc.(a)	158,693	1,561,539
Papa John’s International, Inc.	9,894	826,347
Total		7,377,075
Household Durables 1.6%
La-Z-Boy, Inc.	136,072	3,226,267
Taylor Morrison Home Corp., Class A(a)	110,010	2,569,834
Tri Pointe Homes, Inc.(a)	139,802	2,358,460
Universal Electronics, Inc.(a)	59,650	1,525,250
Total		9,679,811
Internet & Direct Marketing Retail 0.2%
Quotient Technology, Inc.(a)	480,299	1,426,488
Specialty Retail 0.8%
Designer Brands, Inc.	209,531	2,736,475
Urban Outfitters, Inc.(a)	124,229	2,318,113
Total		5,054,588
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.7%
Carter’s, Inc.	44,342	3,125,224
Gildan Activewear, Inc.	87,541	2,519,430
Oxford Industries, Inc.	41,069	3,644,463
Under Armour, Inc., Class A(a)	92,560	771,025
Total		10,060,142
Total Consumer Discretionary		47,521,206
Consumer Staples 6.0%
Food Products 2.6%
Cal-Maine Foods, Inc.	73,093	3,611,525
Hain Celestial Group, Inc. (The)(a)	337,116	8,003,134
TreeHouse Foods, Inc.(a)	103,708	4,337,069
Total		15,951,728
Household Products 0.9%
Central Garden & Pet Co., Class A(a)	69,295	2,772,493
Spectrum Brands Holdings, Inc.	30,419	2,494,966
Total		5,267,459
Personal Products 2.5%
Coty, Inc., Class A(a)	1,464,658	11,731,911
Edgewell Personal Care Co.	99,191	3,424,073
Total		15,155,984
Total Consumer Staples		36,375,171
Energy 4.4%
Energy Equipment & Services 1.8%
Dril-Quip, Inc.(a)	216,625	5,588,925
Expro Group Holdings NV(a)	216,126	2,489,772
Helmerich & Payne, Inc.	66,941	2,882,479
Total		10,961,176
Oil, Gas & Consumable Fuels 2.6%
Earthstone Energy, Inc., Class A(a)	151,665	2,070,227
Matador Resources Co.	111,804	5,208,948
PDC Energy, Inc.	35,876	2,210,320
Range Resources Corp.(a)	92,130	2,280,218
SM Energy Co.	105,631	3,611,524
Total		15,381,237
Total Energy		26,342,413
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 18.8%
Banks 15.4%
Ameris Bancorp	88,620	3,560,752
Atlantic Union Bankshares Corp.	104,004	3,527,816
Banc of California, Inc.	203,225	3,580,824
Berkshire Hills Bancorp, Inc.	134,230	3,324,877
Community Bank System, Inc.	46,101	2,917,271
ConnectOne Bancorp, Inc.	117,014	2,860,992
Dime Community Bancshares, Inc.	117,444	3,482,215
Eastern Bankshares, Inc.	209,170	3,861,278
Enterprise Financial Services Corp.	137,540	5,707,910
First BanCorp	72,435	2,527,982
First Merchants Corp.	92,653	3,300,300
Glacier Bancorp, Inc.	68,644	3,255,098
Lakeland Financial Corp.	18,594	1,235,013
National Bank Holdings Corp., Class A	129,412	4,952,597
Old National Bancorp	233,575	3,454,574
Pacific Premier Bancorp, Inc.	183,349	5,361,125
Renasant Corp.	24,642	709,936
Seacoast Banking Corp. of Florida	244,319	8,072,300
Simmons First National Corp., Class A	145,669	3,096,923
South State Corp.	30,445	2,348,832
Texas Capital Bancshares, Inc.(a)	70,900	3,732,176
Umpqua Holdings Corp.	267,810	4,491,174
United Community Banks, Inc.	158,521	4,785,749
Veritex Holdings, Inc.	93,827	2,745,378
Washington Federal, Inc.	104,962	3,150,959
WesBanco, Inc.	85,032	2,696,365
Total		92,740,416
Capital Markets 0.5%
BrightSphere Investment Group, Inc.	134,718	2,426,271
PJT Partners, Inc.	12,438	874,143
Total		3,300,414
Consumer Finance 0.9%
Green Dot Corp., Class A(a)	69,347	1,741,303
PRA Group, Inc.(a)	108,126	3,931,461
Total		5,672,764
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.6%
Compass Diversified Holdings	162,340	3,477,323
Insurance 0.8%
Argo Group International Holdings Ltd.	89,895	3,313,529
eHealth, Inc.(a)	154,997	1,446,122
Total		4,759,651
Thrifts & Mortgage Finance 0.6%
MGIC Investment Corp.	263,358	3,318,311
Total Financials		113,268,879
Health Care 7.2%
Biotechnology 0.9%
Alkermes PLC(a)	61,731	1,838,967
BioCryst Pharmaceuticals, Inc.(a)	245,253	2,594,777
Blueprint Medicines Corp.(a)	16,699	843,466
Immunogen, Inc.(a)	116,126	522,567
Total		5,799,777
Health Care Equipment & Supplies 4.0%
Angiodynamics, Inc.(a)	66,893	1,294,380
ICU Medical, Inc.(a)	45,032	7,402,810
Lantheus Holdings, Inc.(a)	76,891	5,077,113
NuVasive, Inc.(a)	12,975	637,851
Orthofix Medical, Inc.(a)	349,234	8,220,968
SurModics, Inc.(a)	40,190	1,496,274
Total		24,129,396
Health Care Providers & Services 1.7%
Hanger, Inc.(a)	163,051	2,334,890
Mednax, Inc.(a)	109,715	2,305,112
ModivCare, Inc.(a)	28,897	2,441,797
Owens & Minor, Inc.	99,205	3,119,997
Total		10,201,796
Health Care Technology 0.3%
NextGen Healthcare, Inc.(a)	104,190	1,817,074
Pharmaceuticals 0.3%
ANI Pharmaceuticals, Inc.(a)	54,947	1,630,277
Total Health Care		43,578,320

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 22.3%
Aerospace & Defense 1.6%
AAR Corp.(a)	73,385	3,070,429
Kaman Corp.	35,757	1,117,406
Mercury Systems, Inc.(a)	86,667	5,575,288
Total		9,763,123
Air Freight & Logistics 0.7%
HUB Group, Inc., Class A(a)	58,348	4,139,207
Building Products 2.2%
Apogee Enterprises, Inc.	102,597	4,023,854
Armstrong World Industries, Inc.	43,502	3,260,910
PGT, Inc.(a)	159,729	2,657,891
Quanex Building Products Corp.	147,336	3,351,894
Total		13,294,549
Commercial Services & Supplies 4.2%
ABM Industries, Inc.	91,917	3,991,036
Brady Corp., Class A	76,635	3,620,237
Deluxe Corp.	116,239	2,518,899
Harsco Corp.(a)	198,180	1,409,060
KAR Auction Services, Inc.(a)	165,638	2,446,473
MillerKnoll, Inc.	125,718	3,302,612
SP Plus Corp.(a)	258,012	7,926,129
Total		25,214,446
Construction & Engineering 1.6%
Granite Construction, Inc.	100,165	2,918,808
Great Lakes Dredge & Dock Corp.(a)	273,858	3,590,279
Sterling Infrastructure, Inc.(a)	136,108	2,983,487
Total		9,492,574
Electrical Equipment 2.8%
AZZ, Inc.	103,212	4,213,114
EnerSys	52,981	3,123,760
GrafTech International Ltd.	343,438	2,428,106
Regal Rexnord Corp.	62,502	7,095,227
Total		16,860,207
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.9%
Albany International Corp., Class A	48,258	3,802,248
Astec Industries, Inc.	123,493	5,036,044
CIRCOR International, Inc.(a)	155,851	2,554,398
Columbus McKinnon Corp.	54,848	1,556,038
Federal Signal Corp.	110,326	3,927,606
Hillenbrand, Inc.	84,249	3,450,839
Mueller Water Products, Inc., Class A	141,055	1,654,575
REV Group, Inc.	344,664	3,746,498
SPX Corp.(a)	139,643	7,378,736
Terex Corp.	106,644	2,918,846
Total		36,025,828
Professional Services 2.2%
CBIZ, Inc.(a)	106,464	4,254,302
Huron Consulting Group, Inc.(a)	34,199	2,222,593
ICF International, Inc.	22,257	2,114,415
KBR, Inc.	97,521	4,719,041
Total		13,310,351
Road & Rail 0.9%
Marten Transport Ltd.	169,002	2,842,614
Werner Enterprises, Inc.	76,610	2,952,549
Total		5,795,163
Trading Companies & Distributors 0.2%
Beacon Roofing Supply, Inc.(a)	20,404	1,047,949
Total Industrials		134,943,397
Information Technology 12.4%
Communications Equipment 1.2%
AudioCodes Ltd.	117,736	2,594,901
Netscout Systems, Inc.(a)	125,895	4,261,546
Total		6,856,447
Electronic Equipment, Instruments & Components 4.5%
Advanced Energy Industries, Inc.	32,121	2,344,191
Belden, Inc.	196,856	10,486,519
FARO Technologies, Inc.(a)	111,664	3,442,601
Knowles Corp.(a)	190,398	3,299,598
Methode Electronics, Inc.	105,856	3,920,906
Plexus Corp.(a)	46,452	3,646,482
Total		27,140,297

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.4%
Conduent, Inc.(a)	1,073,430	4,637,218
CSG Systems International, Inc.	112,461	6,711,672
MAXIMUS, Inc.	49,092	3,068,741
Total		14,417,631
Semiconductors & Semiconductor Equipment 0.4%
Kulicke & Soffa Industries, Inc.	60,042	2,570,398
Software 3.9%
Cognyte Software Ltd.(a)	309,461	1,315,209
NCR Corp.(a)	258,974	8,056,681
Progress Software Corp.	317,576	14,386,193
Total		23,758,083
Total Information Technology		74,742,856
Materials 7.1%
Chemicals 1.5%
Element Solutions, Inc.	151,710	2,700,438
Minerals Technologies, Inc.	50,513	3,098,468
Orion Engineered Carbons SA	217,432	3,376,719
Total		9,175,625
Construction Materials 0.4%
Summit Materials, Inc., Class A(a)	102,784	2,393,839
Containers & Packaging 1.9%
Greif, Inc., Class A	67,909	4,236,164
Myers Industries, Inc.	147,069	3,342,878
Silgan Holdings, Inc.	97,220	4,020,047
Total		11,599,089
Metals & Mining 2.8%
Alamos Gold, Inc., Class A	240,841	1,690,704
Compass Minerals International, Inc.	215,924	7,641,550
Kaiser Aluminum Corp.	37,664	2,978,846
Materion Corp.	50,133	3,696,306
Schnitzer Steel Industries, Inc., Class A	22,369	734,598
Total		16,742,004
Paper & Forest Products 0.5%
Glatfelter Corp.	391,964	2,696,712
Total Materials		42,607,269
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 6.9%
Equity Real Estate Investment Trusts (REITS) 6.7%
Brandywine Realty Trust	179,830	1,733,561
CareTrust REIT, Inc.	54,517	1,005,293
CatchMark Timber Trust, Inc., Class A	49,389	496,853
Cousins Properties, Inc.	77,079	2,253,019
Empire State Realty Trust, Inc., Class A	504,923	3,549,609
Equity Commonwealth(a)	524,016	14,426,161
Four Corners Property Trust, Inc.	104,846	2,787,855
Kite Realty Group Trust	218,816	3,783,329
Pebblebrook Hotel Trust	162,331	2,689,825
Physicians Realty Trust	143,321	2,500,951
Sunstone Hotel Investors, Inc.(a)	269,424	2,672,686
UMH Properties, Inc.	162,983	2,878,280
Total		40,777,422
Real Estate Management & Development 0.2%
DigitalBridge Group, Inc.(a)	248,681	1,213,563
Total Real Estate		41,990,985
Utilities 4.1%
Electric Utilities 1.9%
Allete, Inc.	58,252	3,424,053
OGE Energy Corp.	88,508	3,412,868
PNM Resources, Inc.	90,552	4,326,575
Total		11,163,496
Gas Utilities 1.2%
New Jersey Resources Corp.	91,503	4,074,629
Spire, Inc.	46,217	3,437,158
Total		7,511,787
Multi-Utilities 1.0%
Avista Corp.	55,270	2,404,798
NorthWestern Corp.	61,876	3,646,352
Total		6,051,150
Total Utilities		24,726,433
Total Common Stocks (Cost $667,533,405)		589,961,573

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Rights 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
Aduro Biotech CVR(a),(b),(c),(d)	4,550	7,644
Total Health Care		7,644
Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(d)	185,100	0
Total Industrials		0
Total Rights (Cost $—)		7,644

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(e),(f)	12,851,780	12,844,069
Total Money Market Funds (Cost $12,845,405)		12,844,069
Total Investments in Securities (Cost: $680,378,810)		602,813,286
Other Assets & Liabilities, Net		945,938
Net Assets		603,759,224

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2022, the total value of these securities amounted to $7,644, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At June 30, 2022, the total market value of these securities amounted to $7,644, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Aduro Biotech CVR	10/21/2020	4,550	—	7,644

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	17,679,884	61,723,847	(66,558,963)	(699)	12,844,069	(3,497)	26,956	12,851,780
Abbreviation Legend
CVR	Contingent Value Rights
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	3,864,644	—	—	3,864,644
Consumer Discretionary	47,521,206	—	—	47,521,206
Consumer Staples	36,375,171	—	—	36,375,171
Energy	26,342,413	—	—	26,342,413
Financials	113,268,879	—	—	113,268,879
Health Care	43,578,320	—	—	43,578,320
Industrials	134,943,397	—	—	134,943,397
Information Technology	74,742,856	—	—	74,742,856
Materials	42,607,269	—	—	42,607,269
Real Estate	41,990,985	—	—	41,990,985
Utilities	24,726,433	—	—	24,726,433
Total Common Stocks	589,961,573	—	—	589,961,573
Rights
Health Care	—	—	7,644	7,644
Industrials	—	—	0*	0*
Total Rights	—	—	7,644	7,644
Money Market Funds	12,844,069	—	—	12,844,069
Total Investments in Securities	602,805,642	—	7,644	602,813,286

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022	11

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $667,533,405)	$589,969,217
Affiliated issuers (cost $12,845,405)	12,844,069
Receivable for:
Investments sold	1,965,340
Capital shares sold	62,143
Dividends	541,774
Foreign tax reclaims	6,183
Expense reimbursement due from Investment Manager	499
Prepaid expenses	8,036
Total assets	605,397,261
Liabilities
Due to custodian	2,701
Payable for:
Investments purchased	927,111
Capital shares purchased	531,228
Management services fees	14,288
Distribution and/or service fees	332
Service fees	4,431
Compensation of board members	138,998
Compensation of chief compliance officer	69
Other expenses	18,879
Total liabilities	1,638,037
Net assets applicable to outstanding capital stock	$603,759,224
Represented by
Trust capital	$603,759,224
Total - representing net assets applicable to outstanding capital stock	$603,759,224
Class 1
Net assets	$518,654,763
Shares outstanding	16,534,539
Net asset value per share	$31.37
Class 2
Net assets	$11,757,911
Shares outstanding	386,463
Net asset value per share	$30.42
Class 3
Net assets	$73,346,550
Shares outstanding	2,375,906
Net asset value per share	$30.87
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,408,331
Dividends — affiliated issuers	26,956
Foreign taxes withheld	(11,307)
Total income	4,423,980
Expenses:
Management services fees	2,934,037
Distribution and/or service fees
Class 2	15,625
Class 3	52,223
Service fees	28,887
Compensation of board members	3,279
Custodian fees	8,487
Printing and postage fees	10,042
Audit fees	14,669
Legal fees	8,734
Compensation of chief compliance officer	45
Other	6,955
Total expenses	3,082,983
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(21,461)
Total net expenses	3,061,522
Net investment income	1,362,458
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	17,268,104
Investments — affiliated issuers	(3,497)
Net realized gain	17,264,607
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(139,697,865)
Investments — affiliated issuers	(699)
Net change in unrealized appreciation (depreciation)	(139,698,564)
Net realized and unrealized loss	(122,433,957)
Net decrease in net assets resulting from operations	$(121,071,499)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022	13

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$1,362,458	$2,368,525
Net realized gain	17,264,607	231,910,793
Net change in unrealized appreciation (depreciation)	(139,698,564)	(47,794,056)
Net increase (decrease) in net assets resulting from operations	(121,071,499)	186,485,262
Decrease in net assets from capital stock activity	(32,417,367)	(187,908,126)
Total decrease in net assets	(153,488,866)	(1,422,864)
Net assets at beginning of period	757,248,090	758,670,954
Net assets at end of period	$603,759,224	$757,248,090

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	102,650	3,464,735	2,975,268	102,803,357
Redemptions	(907,185)	(31,943,589)	(7,484,942)	(277,462,924)
Net decrease	(804,535)	(28,478,854)	(4,509,674)	(174,659,567)
Class 2
Subscriptions	56,525	1,906,994	176,557	6,277,270
Redemptions	(30,904)	(1,052,840)	(91,680)	(3,249,897)
Net increase	25,621	854,154	84,877	3,027,373
Class 3
Subscriptions	6,180	210,397	63,120	2,226,610
Redemptions	(143,932)	(5,003,064)	(532,846)	(18,502,542)
Net decrease	(137,752)	(4,792,667)	(469,726)	(16,275,932)
Total net decrease	(916,666)	(32,417,367)	(4,894,523)	(187,908,126)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022

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Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$37.55	0.07	(6.25)	(6.18)
Year Ended 12/31/2021	$30.28	0.12	7.15	7.27
Year Ended 12/31/2020	$29.04	0.16	1.08	1.24
Year Ended 12/31/2019	$24.24	0.28	4.52	4.80
Year Ended 12/31/2018	$28.01	0.25	(4.02)	(3.77)
Year Ended 12/31/2017	$26.14	0.19	1.68	1.87
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$36.47	0.03	(6.08)	(6.05)
Year Ended 12/31/2021	$29.47	0.03	6.97	7.00
Year Ended 12/31/2020	$28.34	0.10	1.03	1.13
Year Ended 12/31/2019	$23.71	0.22	4.41	4.63
Year Ended 12/31/2018	$27.48	0.18	(3.95)	(3.77)
Year Ended 12/31/2017	$25.71	0.13	1.64	1.77
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$36.98	0.05	(6.16)	(6.11)
Year Ended 12/31/2021	$29.85	0.07	7.06	7.13
Year Ended 12/31/2020	$28.67	0.13	1.05	1.18
Year Ended 12/31/2019	$23.96	0.25	4.46	4.71
Year Ended 12/31/2018	$27.73	0.21	(3.98)	(3.77)
Year Ended 12/31/2017	$25.91	0.15	1.67	1.82

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$31.37	(16.46%)	0.88%(c)	0.87%(c)	0.42%(c)	14%	$518,655
Year Ended 12/31/2021	$37.55	24.01%	0.88%(d)	0.88%(d)	0.33%	104%	$651,132
Year Ended 12/31/2020	$30.28	4.27%	0.90%	0.88%	0.68%	91%	$661,480
Year Ended 12/31/2019	$29.04	19.80%	0.89%	0.88%	1.02%	75%	$566,653
Year Ended 12/31/2018	$24.24	(13.46%)	0.88%	0.88%	0.88%	60%	$574,250
Year Ended 12/31/2017	$28.01	7.16%	0.91%	0.91%	0.72%	115%	$686,191
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$30.42	(16.59%)	1.13%(c)	1.12%(c)	0.18%(c)	14%	$11,758
Year Ended 12/31/2021	$36.47	23.75%	1.14%(d)	1.13%(d)	0.10%	104%	$13,159
Year Ended 12/31/2020	$29.47	3.99%	1.15%	1.13%	0.41%	91%	$8,133
Year Ended 12/31/2019	$28.34	19.53%	1.14%	1.13%	0.81%	75%	$8,276
Year Ended 12/31/2018	$23.71	(13.72%)	1.13%	1.13%	0.65%	60%	$6,673
Year Ended 12/31/2017	$27.48	6.88%	1.16%	1.16%	0.49%	115%	$6,814
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$30.87	(16.52%)	1.00%(c)	1.00%(c)	0.29%(c)	14%	$73,347
Year Ended 12/31/2021	$36.98	23.89%	1.01%(d)	1.01%(d)	0.20%	104%	$92,957
Year Ended 12/31/2020	$29.85	4.12%	1.02%	1.01%	0.54%	91%	$89,057
Year Ended 12/31/2019	$28.67	19.66%	1.01%	1.00%	0.92%	75%	$94,282
Year Ended 12/31/2018	$23.96	(13.60%)	1.01%	1.00%	0.74%	60%	$89,379
Year Ended 12/31/2017	$27.73	7.02%	1.04%	1.04%	0.59%	115%	$120,392
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022	17

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Variable Portfolio – Partners Small Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
18	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.86% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Segal Bryant & Hamill, LLC and William Blair Investment Management, LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
20	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2022 through April 30, 2023	Prior to May 1, 2022
Class 1	0.86%	0.88%
Class 2	1.11	1.13
Class 3	0.985	1.005
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $91,965,882 and $120,689,684, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
22	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 8. Significant risks
Industrials sector risk
The Fund is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
24	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Partners Small Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022	25

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as
26	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadvisers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022	27

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
28	Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Variable Portfolio – Partners Small Cap Value Fund | Semiannual Report 2022	29

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Variable Portfolio – Partners Small Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7058_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
CTIVP® – Morgan Stanley Advantage Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – Morgan Stanley Advantage Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – Morgan Stanley Advantage Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Morgan Stanley Investment Management Inc.
Dennis Lynch
Sam Chainani, CFA
Jason Yeung, CFA
Armistead Nash
David Cohen
Alexander Norton
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-39.57	-46.50	8.73	10.99
Class 2	05/07/10	-39.63	-46.63	8.46	10.71
Russell 1000 Growth Index		-28.07	-18.77	14.29	14.80
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	93.9
Money Market Funds	6.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	12.8
Consumer Discretionary	20.3
Consumer Staples	4.0
Financials	6.0
Health Care	14.3
Industrials	8.3
Information Technology	32.2
Materials	2.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	604.30	1,021.32	2.78	3.51	0.70
Class 2	1,000.00	1,000.00	603.70	1,020.08	3.78	4.76	0.95
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 93.9%
Issuer	Shares	Value ($)
Communication Services 12.0%
Entertainment 2.0%
Roblox Corp., Class A(a)	449,321	14,764,688
Spotify Technology SA(a)	111,149	10,429,111
Total		25,193,799
Interactive Media & Services 10.0%
Alphabet, Inc., Class C(a)	21,885	47,872,343
IAC/InterActiveCorp.(a)	350,894	26,657,417
Match Group, Inc.(a)	120,414	8,391,652
Meta Platforms, Inc., Class A(a)	139,628	22,515,015
ZoomInfo Technologies, Inc., Class A(a)	549,056	18,250,621
Total		123,687,048
Total Communication Services		148,880,847
Consumer Discretionary 19.0%
Hotels, Restaurants & Leisure 3.9%
Airbnb, Inc., Class A(a)	194,479	17,324,189
Domino’s Pizza, Inc.	78,462	30,577,426
Total		47,901,615
Internet & Direct Marketing Retail 8.4%
Amazon.com, Inc.(a)	766,901	81,452,555
Chewy, Inc., Class A(a)	641,096	22,258,853
Total		103,711,408
Specialty Retail 6.7%
AutoZone, Inc.(a)	22,916	49,249,234
Home Depot, Inc. (The)	124,615	34,178,156
Total		83,427,390
Total Consumer Discretionary		235,040,413
Consumer Staples 3.8%
Food & Staples Retailing 2.7%
Costco Wholesale Corp.	69,668	33,390,479
Food Products 1.1%
McCormick & Co., Inc.	158,151	13,166,071
Total Consumer Staples		46,556,550
Financials 5.6%
Capital Markets 0.3%
Coinbase Global, Inc., Class A(a)	80,328	3,777,023
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.3%
Brown & Brown, Inc.	330,101	19,258,092
Progressive Corp. (The)	398,203	46,299,063
Total		65,557,155
Total Financials		69,334,178
Health Care 13.5%
Health Care Equipment & Supplies 0.9%
Intuitive Surgical, Inc.(a)	57,771	11,595,217
Health Care Technology 3.5%
Veeva Systems Inc., Class A(a)	217,413	43,056,471
Life Sciences Tools & Services 2.9%
Danaher Corp.	52,776	13,379,772
Illumina, Inc.(a)	47,341	8,727,787
Thermo Fisher Scientific, Inc.	24,126	13,107,173
Total		35,214,732
Pharmaceuticals 6.2%
Eli Lilly & Co.	80,372	26,059,013
Royalty Pharma PLC, Class A	1,201,066	50,492,815
Total		76,551,828
Total Health Care		166,418,248
Industrials 7.8%
Aerospace & Defense 3.0%
HEICO Corp., Class A	97,998	10,327,029
Lockheed Martin Corp.	63,152	27,152,834
Total		37,479,863
Road & Rail 4.8%
Uber Technologies, Inc.(a)	795,676	16,279,531
Union Pacific Corp.	198,264	42,285,746
Total		58,565,277
Total Industrials		96,045,140
Information Technology 30.2%
Electronic Equipment, Instruments & Components 1.0%
Adyen NV(a)	8,404	12,128,085
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 8.2%
Cloudflare, Inc.(a)	407,158	17,813,162
Okta, Inc.(a)	126,189	11,407,486
Shopify, Inc., Class A(a)	578,100	18,059,844
Snowflake, Inc., Class A(a)	142,261	19,782,815
Twilio, Inc., Class A(a)	158,718	13,302,155
Visa, Inc., Class A	106,346	20,938,464
Total		101,303,926
Semiconductors & Semiconductor Equipment 4.3%
ASML Holding NV	111,808	53,207,191
Software 9.4%
Datadog, Inc., Class A(a)	249,036	23,718,189
Microsoft Corp.	254,974	65,484,972
Trade Desk, Inc. (The), Class A(a)	414,067	17,345,267
Unity Software, Inc.(a)	263,650	9,707,593
Total		116,256,021
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	664,754	90,885,167
Total Information Technology		373,780,390
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.0%
Chemicals 2.0%
Sherwin-Williams Co. (The)	110,520	24,746,533
Total Materials		24,746,533
Total Common Stocks (Cost $1,502,709,893)		1,160,802,299

Money Market Funds 6.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(c)	74,875,250	74,830,325
Total Money Market Funds (Cost $74,847,765)		74,830,325
Total Investments in Securities (Cost: $1,577,557,658)		1,235,632,624
Other Assets & Liabilities, Net		(76,006)
Net Assets		1,235,556,618

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	149,748,884	301,739,684	(376,651,103)	(7,140)	74,830,325	(42,049)	230,067	74,875,250
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	148,880,847	—	—	148,880,847
Consumer Discretionary	235,040,413	—	—	235,040,413
Consumer Staples	46,556,550	—	—	46,556,550
Financials	69,334,178	—	—	69,334,178
Health Care	166,418,248	—	—	166,418,248
Industrials	96,045,140	—	—	96,045,140
Information Technology	361,652,305	12,128,085	—	373,780,390
Materials	24,746,533	—	—	24,746,533
Total Common Stocks	1,148,674,214	12,128,085	—	1,160,802,299
Money Market Funds	74,830,325	—	—	74,830,325
Total Investments in Securities	1,223,504,539	12,128,085	—	1,235,632,624
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,502,709,893)	$1,160,802,299
Affiliated issuers (cost $74,847,765)	74,830,325
Foreign currency (cost $1,405)	1,398
Receivable for:
Capital shares sold	4,169
Dividends	96,678
Prepaid expenses	12,729
Total assets	1,235,747,598
Liabilities
Payable for:
Capital shares purchased	182
Management services fees	23,875
Distribution and/or service fees	178
Service fees	1,656
Compensation of board members	136,471
Compensation of chief compliance officer	164
Audit fees	14,603
Other expenses	13,851
Total liabilities	190,980
Net assets applicable to outstanding capital stock	$1,235,556,618
Represented by
Trust capital	$1,235,556,618
Total - representing net assets applicable to outstanding capital stock	$1,235,556,618
Class 1
Net assets	$1,209,851,862
Shares outstanding	33,365,502
Net asset value per share	$36.26
Class 2
Net assets	$25,704,756
Shares outstanding	730,735
Net asset value per share	$35.18
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022	9

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,556,601
Dividends — affiliated issuers	230,067
Interfund lending	280
Foreign taxes withheld	(65,373)
Total income	2,721,575
Expenses:
Management services fees	5,069,857
Distribution and/or service fees
Class 2	39,868
Service fees	10,734
Compensation of board members	8,525
Custodian fees	9,913
Printing and postage fees	2,776
Audit fees	14,713
Legal fees	13,474
Compensation of chief compliance officer	68
Other	13,974
Total expenses	5,183,902
Net investment loss	(2,462,327)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(259,132,009)
Investments — affiliated issuers	(42,049)
Foreign currency translations	(975)
Net realized loss	(259,175,033)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(532,611,295)
Investments — affiliated issuers	(7,140)
Net change in unrealized appreciation (depreciation)	(532,618,435)
Net realized and unrealized loss	(791,793,468)
Net decrease in net assets resulting from operations	$(794,255,795)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment loss	$(2,462,327)	$(11,892,942)
Net realized gain (loss)	(259,175,033)	361,853,437
Net change in unrealized appreciation (depreciation)	(532,618,435)	(415,129,345)
Net decrease in net assets resulting from operations	(794,255,795)	(65,168,850)
Increase in net assets from capital stock activity	43,427,719	217,285,953
Total increase (decrease) in net assets	(750,828,076)	152,117,103
Net assets at beginning of period	1,986,384,694	1,834,267,591
Net assets at end of period	$1,235,556,618	$1,986,384,694

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,041,829	46,816,980	7,298,747	447,072,798
Redemptions	(27,126)	(1,262,220)	(3,593,672)	(235,388,856)
Net increase	1,014,703	45,554,760	3,705,075	211,683,942
Class 2
Subscriptions	41,946	1,860,543	227,756	14,336,865
Redemptions	(87,430)	(3,987,584)	(139,424)	(8,734,854)
Net increase (decrease)	(45,484)	(2,127,041)	88,332	5,602,011
Total net increase	969,219	43,427,719	3,793,407	217,285,953
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$60.00	(0.07)	(23.67)	(23.74)
Year Ended 12/31/2021	$62.57	(0.36)	(2.21)	(2.57)
Year Ended 12/31/2020	$35.57	(0.19)	27.19	27.00
Year Ended 12/31/2019	$27.97	(0.02)	7.62	7.60
Year Ended 12/31/2018	$27.18	0.02	0.77	0.79
Year Ended 12/31/2017	$20.50	(0.01)	6.69	6.68
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$58.28	(0.13)	(22.97)	(23.10)
Year Ended 12/31/2021	$60.93	(0.51)	(2.14)	(2.65)
Year Ended 12/31/2020	$34.72	(0.30)	26.51	26.21
Year Ended 12/31/2019	$27.37	(0.10)	7.45	7.35
Year Ended 12/31/2018	$26.67	(0.06)	0.76	0.70
Year Ended 12/31/2017	$20.17	(0.06)	6.56	6.50

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$36.26	(39.57%)	0.70%(c)	0.70%(c)	(0.33%)(c)	68%	$1,209,852
Year Ended 12/31/2021	$60.00	(4.11%)	0.67%	0.67%	(0.55%)	73%	$1,941,145
Year Ended 12/31/2020	$62.57	75.91%	0.68%(d)	0.68%(d)	(0.42%)	70%	$1,792,357
Year Ended 12/31/2019	$35.57	27.17%	0.66%	0.66%	(0.05%)	80%	$2,345,237
Year Ended 12/31/2018	$27.97	2.91%	0.67%	0.67%	0.07%	71%	$1,893,796
Year Ended 12/31/2017	$27.18	32.58%	0.72%	0.72%	(0.03%)	68%	$1,804,566
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$35.18	(39.63%)	0.95%(c)	0.95%(c)	(0.59%)(c)	68%	$25,705
Year Ended 12/31/2021	$58.28	(4.35%)	0.92%	0.92%	(0.80%)	73%	$45,239
Year Ended 12/31/2020	$60.93	75.49%	0.93%(d)	0.93%(d)	(0.66%)	70%	$41,911
Year Ended 12/31/2019	$34.72	26.85%	0.91%	0.91%	(0.30%)	80%	$19,150
Year Ended 12/31/2018	$27.37	2.62%	0.92%	0.92%	(0.19%)	71%	$13,254
Year Ended 12/31/2017	$26.67	32.23%	0.97%	0.97%	(0.28%)	68%	$9,269
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022	13

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
CTIVP® – Morgan Stanley Advantage Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
14	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022	15

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.69% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Morgan Stanley Investment Management Inc. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
16	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2022 through April 30, 2023	Prior to May 1, 2022
Class 1	0.73%	0.74%
Class 2	0.98	0.99
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,076,369,967 and $957,946,052, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	3,933,333	0.93	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee
18	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
20	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – Morgan Stanley Advantage Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Morgan Stanley Investment Management Inc. (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022	21

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain
22	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the Fund’s portfolio construction process) had been taken or were contemplated to help improve the Fund’s performance.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022	23

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s broader investment mandate, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
24	CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
CTIVP® – Morgan Stanley Advantage Fund | Semiannual Report 2022	25

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CTIVP® – Morgan Stanley Advantage Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7035_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
CTIVP® – American Century Diversified Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – American Century Diversified Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – American Century Diversified Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of current income.
Portfolio management
American Century Investment Management, Inc.
Robert Gahagan
Jeffrey Houston, CFA
Charles Tan
Peter Van Gelderen
Jason Greenblath
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-11.81	-11.19	1.27	1.84
Class 2	05/07/10	-11.95	-11.47	1.02	1.58
Bloomberg U.S. Aggregate Bond Index		-10.35	-10.29	0.88	1.54
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Asset-Backed Securities — Non-Agency	10.0
Commercial Mortgage-Backed Securities - Non-Agency	3.7
Corporate Bonds & Notes	30.8
Foreign Government Obligations	1.4
Inflation-Indexed Bonds	3.1
Money Market Funds	2.0
Municipal Bonds	1.8
Residential Mortgage-Backed Securities - Agency	16.8
Residential Mortgage-Backed Securities - Non-Agency	7.7
Treasury Bills	0.8
U.S. Treasury Obligations	21.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2022)
AAA rating	43.9
AA rating	3.9
A rating	15.0
BBB rating	23.6
BB rating	9.5
B rating	2.1
CCC rating	0.1
Not rated	1.9
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Fund at a Glance   (continued)
(Unaudited)
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2022)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	1,901.7	(1,681.9)	219.8
Foreign Currency Derivative Contracts	0.0	(119.8)	0.0
Total Notional Market Value of Derivative Contracts	1,901.7	(1,801.7)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	881.90	1,022.36	2.29	2.46	0.49
Class 2	1,000.00	1,000.00	880.50	1,021.12	3.45	3.71	0.74
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
6	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 10.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aaset Trust(a)
Subordinated Series 2021-2A Class B
01/15/2047	3.538%	7,087,297	5,768,554
AIMCO CLO Ltd.(a),(b)
Series 2019-10A Class CR
3-month USD LIBOR + 1.900% Floor 1.900% 07/22/2032	3.036%	4,750,000	4,395,674
Aligned Data Centers Issuer LLC(a)
Subordinated Series 2021-1A Class B
08/15/2046	2.482%	6,300,000	5,742,220
Applebee’s Funding LLC/IHOP Funding LLC(a)
Series 2019-1A Class AII
06/07/2049	4.723%	4,950,000	4,628,755
ARES L CLO Ltd.(a),(b)
Series 2018-50A Class CR
3-month USD LIBOR + 1.900% Floor 1.900% 01/15/2032	2.944%	4,300,000	4,017,911
ARES LII CLO Ltd.(a),(b)
Series 2019-52A Class CR
3-month USD LIBOR + 2.100% Floor 2.100% 04/22/2031	3.236%	3,550,000	3,337,135
Ares XL CLO Ltd.(a),(b)
Series 2016-40A Class CRR
3-month USD LIBOR + 2.800% Floor 2.800% 01/15/2029	3.844%	6,400,000	5,860,205
Atrium IX(a),(b)
Series 209A Class BR2
3-month USD LIBOR + 1.500% Floor 1.500% 05/28/2030	3.098%	3,050,000	2,946,715
Bain Capital Credit CLO(a),(b)
Series 2019-2A Class CR
3-month USD LIBOR + 2.100% Floor 2.100% 10/17/2032	3.144%	4,400,000	4,111,514
BDS Ltd.(a),(b)
Series 2021-FL7 Class C
1-month USD LIBOR + 1.700% Floor 1.700% 06/16/2036	3.312%	8,075,000	7,477,205
Blackbird Capital Aircraft(a)
Series 2021-1A Class A
07/15/2046	2.443%	5,615,189	4,806,529
Subordinated Series 2021-1A Class B
07/15/2046	3.446%	4,927,556	3,974,072
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Castlelake Aircraft Securitization Trust(a)
Series 2018-1 Class A
06/15/2043	4.125%		3,122,944	2,806,744
Castlelake Aircraft Structured Trust(a)
Series 2017-1R Class A
08/15/2041	2.741%		4,581,812	4,072,954
Clsec Holdings LLC
Subordinated Series 2021-1 Class C
05/11/2037	6.171%		12,804,706	10,917,884
Cologix Canadian Issuer LP(a)
Series 2022-1CAN Class A2
01/25/2052	4.940%	CAD	10,300,000	7,470,877
Dewolf Park CLO Ltd.(a),(b)
Series 2017-1A Class CR
3-month USD LIBOR + 1.850% Floor 1.850% 10/15/2030	2.894%		5,000,000	4,716,385
DI Issuer LLC(a)
Series 2021-1A Class A2
09/15/2051	3.722%		13,300,000	12,086,156
Dryden CLO Ltd.(a),(b)
Series 2019-72A Class CR
3-month USD LIBOR + 1.850% Floor 1.850% 05/15/2032	3.261%		4,550,000	4,224,657
Edgeconnex Data Centers Issuer LLC(a)
Series 2022-1 Class A2
03/25/2052	4.250%		5,851,232	5,540,735
Flexential Issuer(a)
Series 2021-1A Class A2
11/27/2051	3.250%		12,525,000	11,402,422
Goldentree Loan Management US CLO 4 Ltd.(a),(b)
Series 2019-4A Class CR
3-month USD LIBOR + 2.000% Floor 2.000% 04/24/2031	3.184%		7,785,000	7,289,025
Goodgreen(a),(c)
Series 2018-1A Class A
10/15/2053	3.930%		3,967,102	3,742,426
Goodgreen Trust(a)
Series 2021-1A Class A
10/15/2056	2.660%		3,393,366	3,073,827
KKR CLO Ltd.(a),(b)
Series 2018 Class CR
3-month USD LIBOR + 2.100% Floor 2.100% 07/18/2030	3.144%		3,525,000	3,349,384
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KKR Static CLO I Ltd.(a),(b),(d)
Series 2022-1A Class B
3-month Term SOFR + 2.600% Floor 2.600% 07/20/2031	3.650%	3,625,000	3,617,286
Lunar Aircraft Ltd.(a)
Series 2020-1A Class A
02/15/2045	3.376%	6,252,145	5,345,104
Lunar Structured Aircraft Portfolio Notes(a)
Series 2021-1 Class A
10/15/2046	2.636%	8,014,241	7,304,495
Subordinated Series 2021-1 Class B
10/15/2046	3.432%	2,952,497	2,619,560
MAPS Trust(a)
Series 2021-1A Class A
06/15/2046	2.521%	6,992,482	6,075,425
Nassau Ltd.(a),(b)
Series 2019-IA Class BR
3-month USD LIBOR + 2.600% Floor 2.600% 04/15/2031	3.644%	7,000,000	6,515,747
Navigator Aircraft ABS Ltd.(a),(c)
Series 2021-1 Class A
11/15/2046	2.771%	8,123,065	7,241,354
Octagon Investment Partners 31 LLC(a),(b)
Series 2017-1A Class CR
3-month USD LIBOR + 2.050% Floor 2.050% 07/20/2030	3.113%	5,250,000	4,943,358
Octagon Investment Partners XV Ltd.(a),(b)
Series 2013-1A Class CRR
3-month USD LIBOR + 2.000% Floor 2.000% 07/19/2030	3.044%	3,100,000	2,914,164
Palmer Square Loan Funding Ltd.(a),(b)
Series 2022-1A Class D
3-month USD LIBOR + 5.000% Floor 5.000% 04/15/2030	5.234%	4,700,000	4,051,557
Series 2022-2A Class A2
3-month Term SOFR + 1.900% Floor 1.900% 10/15/2030	2.988%	3,625,000	3,524,261
PFP Ltd.(a),(b)
Subordinated Series 2021-8 Class D
1-month USD LIBOR + 2.150% Floor 2.150% 08/09/2037	3.659%	5,700,000	5,367,272
Pioneer Aircraft Finance Ltd.(a)
Series 2019-1 Class A
06/15/2044	3.967%	6,759,391	6,177,853
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ready Capital Mortgage Financing LLC(a),(b)
Subordinated Series 2021-FL5 Class C
1-month USD LIBOR + 2.250% Floor 2.250% 04/25/2038	3.874%	3,841,000	3,562,703
Rockford Tower CLO Ltd.(a),(b)
Series 2020-1A Class C
3-month USD LIBOR + 2.350% 01/20/2032	3.413%	5,125,000	4,866,633
SBA Tower Trust(a)
Series 2018 Class 1C
03/15/2023	3.448%	4,273,000	4,237,317
Sierra Timeshare Receivables Funding LLC(a)
Series 2019-2A Class C
05/20/2036	3.120%	1,776,395	1,706,833
Slam Ltd.(a)
Series 2021-1A Class A
06/15/2046	2.434%	5,198,437	4,489,059
START Ireland(a)
Series 2019-1 Class A
03/15/2044	4.089%	5,701,817	5,219,113
Stonepeak ABS(a)
Series 2021-1A Class AA
02/28/2033	2.301%	5,089,474	4,745,934
TCI-Symphony CLO Ltd.(a),(b)
Series 2016-1A Class CR2
3-month USD LIBOR + 2.150% Floor 2.150% 10/13/2032	3.171%	4,500,000	4,233,325
Series 2017-1A Class CR
3-month USD LIBOR + 1.800% Floor 1.800% 07/15/2030	2.844%	9,900,000	9,238,195
Wellfleet CLO Ltd.(a),(b)
Series 2022-1A Class B1
3-month Term SOFR + 2.350% Floor 2.350% 04/15/2034	2.550%	3,250,000	3,174,230
Total Asset-Backed Securities — Non-Agency (Cost $272,079,979)			248,930,743

Commercial Mortgage-Backed Securities - Non-Agency 3.8%

BBCMS Mortgage Trust(a),(b)
Subordinated Series 2019-BWAY Class E
1-month USD LIBOR + 2.850% Floor 2.850% 11/25/2034	4.174%	8,236,000	7,817,900

The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Commercial Mortgage Trust(a),(b)
Subordinated CMO Series 2021-VOLT Class F
1-month USD LIBOR + 2.400% Floor 2.400% 09/15/2036	3.724%	8,900,000	8,280,095
BX Commercial Mortgage Trust(a),(c)
Subordinated Series 2020-VIV2 Class C
03/09/2044	3.661%	6,775,000	5,682,088
Subordinated Series 2020-VIVA Class D
03/11/2044	3.667%	6,750,000	5,457,414
BX Trust(a)
Series 2019-OC11 Class C
12/09/2041	3.856%	3,439,000	3,041,979
BXMT Ltd.(a),(c)
Subordinated Series 2020-FL2 Class D
02/15/2038	3.474%	7,034,000	6,706,030
ELP Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-ELP Class E
1-month USD LIBOR + 2.118% Floor 2.118% 11/15/2038	3.442%	10,484,000	9,908,029
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	6,450,000	5,966,397
Subordinated Series 2020-SFR2 Class E
10/19/2037	2.668%	8,000,000	7,271,829
Subordinated Series 2021-SFR1 Class F1
08/17/2038	3.238%	7,400,000	6,509,516
One Market Plaza Trust(a)
Subordinated Series 2017-1MKT Class B
02/10/2032	3.845%	5,370,000	5,205,456
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,400,000	6,793,167
Tricon American Homes LLC(a)
Series 2020-SFR1 Class D
07/17/2038	2.548%	7,200,000	6,634,765
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	7,500,000	6,387,137
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $101,351,799)			91,661,802

Corporate Bonds & Notes 32.1%

Aerospace & Defense 0.4%
Boeing Co. (The)
05/01/2030	5.150%	1,425,000	1,367,124
05/01/2050	5.805%	1,100,000	1,012,915
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
01/15/2029	4.625%	3,445,000	2,773,473
United Technologies Corp.
11/16/2028	4.125%	3,575,000	3,531,893
Total			8,685,405
Agencies 0.1%
Tennessee Valley Authority
09/15/2031	1.500%	2,100,000	1,772,614
Airlines 1.0%
Air Canada(a)
08/15/2026	3.875%	9,885,000	8,390,270
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	9,381,000	8,642,779
British Airways Pass-Through Trust(a)
03/15/2035	2.900%	1,428,999	1,225,078
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	4,384,000	4,137,785
United Airlines Pass-Through Trust
Series 2020-1 Class B
01/15/2026	4.875%	1,782,010	1,686,364
Total			24,082,276
Automotive 0.7%
Aptiv PLC
12/01/2051	3.100%	1,940,000	1,251,737
Ford Motor Credit Co. LLC
11/13/2025	3.375%	4,245,000	3,821,894
02/10/2029	2.900%	3,354,000	2,629,550
General Motors Co.
04/01/2038	5.150%	1,855,000	1,624,235
General Motors Financial Co., Inc.
06/20/2025	2.750%	5,666,000	5,339,018
10/15/2028	2.400%	2,032,000	1,686,058
Total			16,352,492
Banking 6.2%
Ally Financial, Inc.
06/09/2027	4.750%	1,547,000	1,485,673
Banco Santander SA(e)
09/14/2027	1.722%	2,000,000	1,736,500
03/24/2028	4.175%	1,000,000	955,659
Banco Santander SA
Subordinated
11/19/2025	5.179%	2,600,000	2,607,050

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.(e)
07/22/2027	1.734%	7,060,000	6,292,107
12/20/2028	3.419%	7,135,000	6,645,929
10/22/2030	2.884%	4,902,000	4,287,600
Subordinated
09/21/2036	2.482%	2,225,000	1,730,282
Bank of Ireland Group PLC(a),(e)
09/30/2027	2.029%	2,979,000	2,595,074
Bank of Montreal
06/07/2025	3.700%	1,246,000	1,234,841
BNP Paribas SA(a),(e)
Subordinated
03/01/2033	4.375%	1,548,000	1,437,716
Capital One Financial Corp.(e)
05/10/2028	4.927%	826,000	818,715
Citigroup, Inc.(e)
01/25/2026	2.014%	2,137,000	2,003,750
02/24/2028	3.070%	3,800,000	3,521,593
05/24/2028	4.658%	1,355,000	1,345,105
10/27/2028	3.520%	5,859,000	5,467,999
Commonwealth Bank of Australia(a),(e)
Subordinated
09/12/2034	3.610%	2,925,000	2,609,024
Deutsche Bank AG(e)
11/16/2027	2.311%	3,215,000	2,773,539
Subordinated
05/24/2028	4.296%	6,286,000	5,630,801
Fifth Third Bancorp(e)
04/25/2028	4.055%	1,833,000	1,788,762
FNB Corp.
02/24/2023	2.200%	3,670,000	3,612,443
Goldman Sachs Group, Inc. (The)(e)
01/24/2025	1.757%	6,600,000	6,350,868
10/21/2027	1.948%	10,184,000	9,018,208
04/23/2029	3.814%	5,600,000	5,279,980
HSBC Holdings PLC(e)
05/24/2032	2.804%	1,760,000	1,444,919
JPMorgan Chase & Co.(e)
04/22/2027	1.578%	2,170,000	1,936,854
02/24/2028	2.947%	6,538,000	6,057,641
06/01/2029	2.069%	5,700,000	4,901,651
04/22/2031	2.522%	2,935,000	2,501,984
11/08/2032	2.545%	1,467,000	1,218,896
Morgan Stanley(e)
01/25/2024	0.529%	8,081,000	7,927,856
10/21/2025	1.164%	4,786,000	4,439,441
02/18/2026	2.630%	5,368,000	5,134,221
Subordinated
09/16/2036	2.484%	1,036,000	796,611
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	1,736,000	1,395,852
PNC Financial Services Group, Inc. (The)(e)
12/31/2049	3.400%	2,304,000	1,755,578
Subordinated
06/06/2033	4.626%	957,000	925,284
Societe Generale SA(a)
06/13/2025	4.351%	1,990,000	1,984,671
Societe Generale SA(a),(e)
06/09/2027	1.792%	2,310,000	2,014,035
Swedbank AB(a)
04/04/2025	3.356%	652,000	640,935
Toronto-Dominion Bank (The)
06/08/2032	4.456%	1,094,000	1,081,777
Truist Financial Corp.(e)
06/06/2028	4.123%	984,000	971,542
UBS Group AG(a),(e)
05/12/2026	4.488%	3,314,000	3,301,441
08/10/2027	1.494%	2,865,000	2,502,235
05/12/2028	4.751%	479,000	473,912
UniCredit SpA(a),(e)
Subordinated
06/19/2032	5.861%	4,455,000	3,936,879
US Bancorp(e)
Subordinated
11/03/2036	2.491%	2,845,000	2,322,669
Wells Fargo & Co.(e)
03/24/2028	3.526%	1,458,000	1,383,515
04/30/2041	3.068%	3,995,000	3,113,673
04/25/2053	4.611%	1,100,000	1,017,948
Westpac Banking Corp.(e)
Subordinated
02/04/2030	2.894%	1,355,000	1,284,113
Total			147,695,351
Brokerage/Asset Managers/Exchanges 0.2%
Blue Owl Finance LLC(a)
06/10/2031	3.125%	597,000	459,072
10/07/2051	4.125%	1,281,000	849,888
Coinbase Global, Inc.(a)
10/01/2028	3.375%	3,413,000	2,132,182
Intercontinental Exchange, Inc.
06/15/2029	4.350%	939,000	925,874
Total			4,367,016

The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.6%
Builders FirstSource, Inc.(a)
03/01/2030	5.000%	5,888,000	4,998,598
02/01/2032	4.250%	1,202,000	918,465
Cemex SAB de CV(a)
09/17/2030	5.200%	1,270,000	1,087,357
Eagle Materials, Inc.
07/01/2031	2.500%	2,119,000	1,671,864
Fortune Brands Home & Security, Inc.
03/25/2052	4.500%	1,100,000	850,529
Martin Marietta Materials, Inc.
07/15/2031	2.400%	2,250,000	1,838,072
Standard Industries, Inc.(a)
07/15/2030	4.375%	4,656,000	3,682,704
Total			15,047,589
Cable and Satellite 0.6%
Charter Communications Operating LLC/Capital
07/01/2049	5.125%	1,620,000	1,352,108
Comcast Corp.
04/01/2040	3.750%	3,035,000	2,661,874
08/15/2062	2.650%	1,758,000	1,131,333
DISH DBS Corp.(a)
12/01/2026	5.250%	2,670,000	2,092,316
Time Warner Cable LLC
09/15/2042	4.500%	4,235,000	3,320,879
VTR Finance NV(a)
07/15/2028	6.375%	4,366,000	3,174,394
Total			13,732,904
Chemicals 0.4%
Albemarle Corp.
06/01/2027	4.650%	2,931,000	2,885,357
CF Industries, Inc.
03/15/2034	5.150%	2,050,000	2,003,721
06/01/2043	4.950%	1,480,000	1,328,300
Tronox, Inc.(a)
03/15/2029	4.625%	3,430,000	2,772,182
Total			8,989,560
Construction Machinery 0.0%
John Deere Capital Corp.
06/07/2032	3.900%	915,000	904,215
Consumer Cyclical Services 0.1%
Block Financial LLC
08/15/2030	3.875%	2,991,000	2,713,957
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.3%
Clorox Co. (The)
05/01/2032	4.600%	4,440,000	4,457,453
GSK Consumer Healthcare Capital US LLC(a)
03/24/2052	4.000%	1,150,000	991,278
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	2,336,000	1,751,210
Total			7,199,941
Diversified Manufacturing 0.3%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	4,583,000	4,289,372
Wabtec Corp.(e)
09/15/2028	4.950%	3,442,000	3,310,113
Total			7,599,485
Electric 2.2%
AEP Texas, Inc.
07/01/2030	2.100%	2,760,000	2,296,796
Ameren Corp.
01/15/2031	3.500%	2,975,000	2,726,219
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,623,000	1,383,374
06/01/2052	4.550%	867,000	840,600
CenterPoint Energy, Inc.
06/01/2031	2.650%	1,923,000	1,639,962
Commonwealth Edison Co.
11/15/2049	3.200%	2,730,000	2,125,630
Dominion Energy, Inc.
08/01/2041	4.900%	1,890,000	1,812,133
Duke Energy Carolinas LLC
04/15/2031	2.550%	1,050,000	919,706
Duke Energy Corp.
06/15/2031	2.550%	1,160,000	964,411
Duke Energy Florida LLC
06/15/2030	1.750%	1,845,000	1,534,598
11/15/2042	3.850%	340,000	295,576
Duke Energy Progress LLC
12/01/2044	4.150%	3,185,000	2,853,180
Entergy Arkansas LLC
06/15/2051	2.650%	1,410,000	981,485
Exelon Corp.
04/15/2046	4.450%	905,000	816,653
Exelon Corp.(a)
03/15/2052	4.100%	513,000	440,124
FEL Energy VI Sarl(a)
12/01/2040	5.750%	4,426,874	3,236,899

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Florida Power & Light Co.
02/03/2032	2.450%	1,443,000	1,258,769
02/01/2042	4.125%	1,840,000	1,732,668
Indiana Michigan Power Co.
05/01/2051	3.250%	1,049,000	796,613
MidAmerican Energy Co.
10/15/2044	4.400%	2,030,000	1,921,381
NextEra Energy Capital Holdings, Inc.
07/15/2032	5.000%	2,265,000	2,320,434
Northern States Power Co.
04/01/2052	3.200%	1,685,000	1,341,784
NRG Energy, Inc.(a)
12/02/2025	2.000%	5,835,000	5,276,276
02/15/2032	3.875%	1,567,000	1,244,031
Pacific Gas and Electric Co.
06/01/2041	4.200%	1,090,000	808,375
PacifiCorp
03/15/2051	3.300%	2,070,000	1,624,599
Public Service Electric and Gas Co.
03/15/2032	3.100%	1,753,000	1,613,210
Union Electric Co.
04/01/2052	3.900%	1,456,000	1,289,128
WEC Energy Group, Inc.
10/15/2027	1.375%	3,690,000	3,196,210
Xcel Energy, Inc.
06/01/2030	3.400%	2,445,000	2,248,781
06/01/2032	4.600%	869,000	863,318
Total			52,402,923
Environmental 0.1%
Waste Connections, Inc.
06/01/2032	3.200%	2,850,000	2,538,594
Finance Companies 2.1%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2028	3.000%	2,448,000	2,059,451
10/29/2033	3.400%	2,258,000	1,781,069
10/29/2041	3.850%	823,000	591,970
Air Lease Corp.(e)
12/31/2049	4.125%	4,480,000	3,214,650
Aircastle Ltd.(a)
08/11/2025	5.250%	4,041,000	3,913,604
Aircastle Ltd.(a),(e)
12/31/2049	5.250%	5,910,000	4,823,439
Avolon Holdings Funding Ltd.(a)
04/15/2026	4.250%	1,356,000	1,262,287
05/01/2026	4.375%	666,000	616,519
11/18/2027	2.528%	1,045,000	859,167
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	3,604,000	3,092,143
Blackstone Private Credit Fund(a)
03/15/2027	3.250%	2,886,000	2,449,536
Blackstone Secured Lending Fund(a)
09/30/2028	2.850%	1,319,000	1,057,817
Castlelake Aviation Finance DAC(a)
04/15/2027	5.000%	2,905,000	2,431,813
FS KKR Capital Corp.(a)
02/14/2025	4.250%	782,000	744,394
FS KKR Capital Corp.
10/12/2028	3.125%	1,222,000	972,456
Golub Capital BDC, Inc.
08/24/2026	2.500%	1,110,000	929,839
Hercules Capital, Inc.
09/16/2026	2.625%	2,028,000	1,748,616
01/20/2027	3.375%	952,000	827,668
Main Street Capital Corp.
07/14/2026	3.000%	1,071,000	936,659
Owl Rock Capital Corp.
07/15/2026	3.400%	746,000	655,958
01/15/2027	2.625%	1,464,000	1,217,967
OWL Rock Core Income Corp.(a)
03/21/2025	5.500%	293,000	281,156
09/23/2026	3.125%	4,090,000	3,527,997
Owl Rock Technology Finance Corp.(a)
06/30/2025	6.750%	2,920,000	2,902,599
12/15/2025	4.750%	490,000	463,493
Owl Rock Technology Finance Corp.
01/15/2027	2.500%	2,200,000	1,870,736
Prospect Capital Corp.
01/22/2026	3.706%	1,983,000	1,764,492
10/15/2028	3.437%	1,082,000	829,299
SLM Corp.
11/02/2026	3.125%	2,293,000	1,849,863
Total			49,676,657
Food and Beverage 1.4%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	4,685,000	4,418,749
Anheuser-Busch InBev Worldwide, Inc.
01/23/2029	4.750%	4,415,000	4,499,155
JDE Peet’s NV(a)
09/24/2031	2.250%	3,195,000	2,480,478
Keurig Dr Pepper, Inc.
04/15/2032	4.050%	1,075,000	1,005,945
Kraft Heinz Foods Co.
06/04/2042	5.000%	2,499,000	2,285,918

The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	3,394,000	2,952,697
Sysco Corp.
07/15/2026	3.300%	1,320,000	1,277,570
04/01/2030	5.950%	3,983,000	4,249,192
United Natural Foods, Inc.(a)
10/15/2028	6.750%	3,140,000	2,940,271
US Foods, Inc.(a)
02/15/2029	4.750%	3,500,000	3,058,261
06/01/2030	4.625%	3,862,000	3,292,542
Total			32,460,778
Gaming 0.8%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	3,216,000	2,509,809
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	2,485,000	2,431,858
International Game Technology PLC(a)
01/15/2029	5.250%	6,160,000	5,578,728
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	2,108,000	1,611,988
Scientific Games International, Inc.(a)
11/15/2029	7.250%	3,281,000	3,105,564
VICI Properties LP/Note Co., Inc.(a)
08/15/2030	4.125%	4,620,000	3,981,115
Total			19,219,062
Health Care 1.1%
Baxter International, Inc.
02/01/2027	1.915%	3,375,000	3,022,546
02/01/2032	2.539%	3,270,000	2,758,146
CVS Health Corp.
08/21/2030	1.750%	2,390,000	1,918,142
03/25/2038	4.780%	1,955,000	1,850,460
03/25/2048	5.050%	1,305,000	1,248,563
Danaher Corp.
12/10/2051	2.800%	2,110,000	1,519,957
HCA, Inc.
07/15/2031	2.375%	1,565,000	1,207,747
07/15/2051	3.500%	2,260,000	1,558,325
Illumina, Inc.
03/23/2031	2.550%	3,007,000	2,444,158
Kaiser Foundation Hospitals
06/01/2051	3.002%	1,575,000	1,177,624
Novant Health, Inc.
11/01/2051	3.168%	1,880,000	1,446,256
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Universal Health Services, Inc.(a)
09/01/2026	1.650%	3,813,000	3,303,440
10/15/2030	2.650%	4,480,000	3,570,241
Total			27,025,605
Healthcare Insurance 0.4%
Centene Corp.
12/15/2029	4.625%	3,567,000	3,326,182
02/15/2030	3.375%	3,474,000	2,946,243
Humana, Inc.
02/03/2032	2.150%	2,730,000	2,210,307
Total			8,482,732
Home Construction 0.4%
DR Horton, Inc.
10/15/2024	2.500%	2,850,000	2,722,183
KB Home
11/15/2029	4.800%	4,675,000	3,934,378
Meritage Homes Corp.(a)
04/15/2029	3.875%	3,135,000	2,600,472
Total			9,257,033
Independent Energy 0.8%
Aker BP ASA(a)
01/15/2030	3.750%	3,030,000	2,714,583
01/15/2031	4.000%	1,280,000	1,150,301
Antero Resources Corp.(a)
02/01/2029	7.625%	2,897,000	2,957,302
Continental Resources, Inc.(a)
11/15/2026	2.268%	2,040,000	1,809,789
04/01/2032	2.875%	1,436,000	1,123,032
Geopark Ltd.(a)
01/17/2027	5.500%	2,250,000	1,884,816
MEG Energy Corp.(a)
02/01/2029	5.875%	4,635,000	4,237,815
Southwestern Energy Co.
03/15/2030	5.375%	4,742,000	4,363,081
Total			20,240,719
Integrated Energy 0.1%
BP Capital Markets America, Inc.
06/17/2041	3.060%	1,720,000	1,339,618
Cenovus Energy, Inc.
01/15/2032	2.650%	1,910,000	1,581,936
Total			2,921,554
Leisure 0.1%
Carnival Corp.(a)
03/01/2027	5.750%	2,393,000	1,728,673

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 1.1%
Athene Global Funding(a)
03/08/2027	3.205%	705,000	641,170
08/19/2028	1.985%	2,196,000	1,814,111
Brighthouse Financial Global Funding(a)
06/28/2028	2.000%	1,825,000	1,577,937
CoreBridge Financial, Inc.(a)
04/05/2029	3.850%	1,423,000	1,313,042
04/05/2042	4.350%	658,000	561,926
GA Global Funding Trust(a)
01/06/2032	2.900%	1,035,000	860,528
Global Atlantic Fin Co.(a)
06/15/2031	3.125%	1,657,000	1,320,944
Global Atlantic Fin Co.(a),(e)
Subordinated
10/15/2051	4.700%	4,435,000	3,603,835
Guardian Life Global Funding(a)
09/16/2028	1.625%	3,171,000	2,645,323
Hill City Funding Trust(a)
08/15/2041	4.046%	2,683,000	1,954,991
Prudential Financial, Inc.(e)
03/01/2052	5.125%	2,720,000	2,510,446
RGA Global Funding(a)
01/18/2029	2.700%	2,715,000	2,396,944
Sammons Financial Group, Inc.(a)
04/08/2032	4.750%	1,055,000	960,024
SBL Holdings, Inc.(a)
11/13/2026	5.125%	2,018,000	1,963,072
SBL Holdings, Inc.(a),(e)
12/31/2049	6.500%	3,248,000	2,549,979
Total			26,674,272
Lodging 0.1%
Marriott International, Inc.
10/15/2032	3.500%	2,467,000	2,126,719
Media and Entertainment 0.9%
AMC Networks, Inc.
02/15/2029	4.250%	2,140,000	1,737,007
Discovery Communications LLC
05/15/2050	4.650%	1,650,000	1,297,208
Gray Escrow II, Inc.(a)
11/15/2031	5.375%	3,640,000	2,915,836
Magallanes, Inc.(a)
03/15/2027	3.755%	1,551,000	1,455,604
03/15/2042	5.050%	978,000	831,731
03/15/2052	5.141%	2,145,000	1,800,806
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.
02/15/2025	5.875%	1,175,000	1,193,775
04/15/2028	4.875%	3,258,000	3,075,965
11/15/2028	5.875%	1,110,000	1,086,619
Take-Two Interactive Software, Inc.
04/14/2032	4.000%	1,205,000	1,131,329
Viacom, Inc.
03/15/2043	4.375%	1,815,000	1,405,865
ViacomCBS, Inc.
01/15/2031	4.950%	1,185,000	1,128,466
Walt Disney Co. (The)
05/13/2040	3.500%	1,905,000	1,626,734
Total			20,686,945
Metals and Mining 0.8%
Alcoa Nederland Holding BV(a)
03/31/2029	4.125%	2,840,000	2,542,842
Freeport-McMoRan, Inc.
08/01/2030	4.625%	9,046,000	8,388,807
Glencore Funding LLC(a)
09/23/2031	2.625%	2,975,000	2,399,152
Minera Mexico SA de CV(a)
01/26/2050	4.500%	3,200,000	2,471,158
Nucor Corp.
04/01/2032	3.125%	1,255,000	1,093,966
South32 Treasury Ltd.(a)
04/14/2032	4.350%	2,125,000	1,984,608
Teck Resources Ltd.
07/15/2041	6.250%	1,105,000	1,137,969
Total			20,018,502
Midstream 1.0%
Enbridge, Inc.
08/01/2051	3.400%	800,000	603,728
Energy Transfer Operating LP
04/15/2029	5.250%	4,110,000	4,072,798
Energy Transfer Partners LP
03/15/2035	4.900%	1,870,000	1,684,760
Enterprise Products Operating LLC
03/15/2044	4.850%	2,795,000	2,539,027
02/15/2053	3.300%	1,473,000	1,073,959
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	2.940%	5,895,660	4,814,843
Kinder Morgan Energy Partners LP
09/01/2039	6.500%	1,736,000	1,780,078
MPLX LP
08/15/2030	2.650%	2,000,000	1,669,763

The accompanying Notes to Financial Statements are an integral part of this statement.
14	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	4,315,000	4,408,491
Venture Global Calcasieu Pass LLC(a)
11/01/2033	3.875%	1,949,000	1,607,531
Total			24,254,978
Natural Gas 0.3%
Infraestructura Energetica Nova SAB de CV(a)
01/15/2051	4.750%	3,400,000	2,499,341
Sempra Energy
06/15/2027	3.250%	3,200,000	3,034,868
Southern Co. Gas Capital Corp.
01/15/2031	1.750%	2,835,000	2,235,963
Total			7,770,172
Office REIT 0.1%
Corporate Office Properties LP
01/15/2029	2.000%	1,792,000	1,445,185
Office Properties Income Trust
02/01/2027	2.400%	1,653,000	1,350,641
Total			2,795,826
Oil Field Services 0.2%
Helmerich & Payne, Inc.
09/29/2031	2.900%	3,232,000	2,767,547
Schlumberger Investment SA
06/26/2030	2.650%	2,090,000	1,837,800
Total			4,605,347
Other Industry 0.1%
Quanta Services, Inc.
01/15/2032	2.350%	3,120,000	2,404,332
Other REIT 0.7%
Broadstone Net Lease LLC
09/15/2031	2.600%	1,167,000	949,403
EPR Properties
12/15/2026	4.750%	1,408,000	1,318,056
04/15/2028	4.950%	6,332,000	5,778,954
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	3,432,000	2,648,920
Lexington Realty Trust
10/01/2031	2.375%	1,490,000	1,155,879
Rexford Industrial Realty LP
09/01/2031	2.150%	2,987,000	2,338,773
Safehold Operating Partnership LP
01/15/2032	2.850%	4,410,000	3,534,996
Total			17,724,981
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Utility 0.2%
American Water Capital Corp.
06/01/2032	4.450%	3,070,000	3,051,586
Essential Utilities, Inc.
04/15/2030	2.704%	2,570,000	2,246,120
Total			5,297,706
Packaging 0.1%
Sonoco Products Co.
02/01/2027	2.250%	2,795,000	2,516,272
Paper 0.1%
Georgia-Pacific LLC(a)
04/30/2027	2.100%	3,105,000	2,841,549
Pharmaceuticals 0.8%
AbbVie, Inc.
11/21/2029	3.200%	2,885,000	2,652,569
11/06/2042	4.400%	2,700,000	2,454,644
Bristol Myers Squibb Co.
03/15/2032	2.950%	2,680,000	2,460,049
11/13/2050	2.550%	1,968,000	1,391,521
CSL Finance PLC(a)
04/27/2032	4.250%	1,600,000	1,564,443
Merck & Co., Inc.
06/10/2027	1.700%	2,175,000	1,977,078
Roche Holdings, Inc.(a)
12/13/2051	2.607%	2,850,000	2,081,582
Royalty Pharma PLC
09/02/2030	2.200%	3,545,000	2,860,956
Viatris, Inc.
06/22/2050	4.000%	888,000	591,685
Total			18,034,527
Property & Casualty 0.2%
Alleghany Corp.
08/15/2051	3.250%	1,440,000	1,060,079
American International Group, Inc.
05/01/2036	6.250%	2,600,000	2,925,225
Total			3,985,304
Railroads 0.3%
Burlington Northern Santa Fe LLC
04/01/2045	4.150%	2,035,000	1,853,202
09/15/2051	3.300%	1,325,000	1,064,953
Norfolk Southern Corp.
06/01/2053	4.550%	1,290,000	1,218,111

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.
08/15/2039	3.550%	3,225,000	2,783,933
Total			6,920,199
Retail REIT 0.3%
Essential Properties LP
07/15/2031	2.950%	2,176,000	1,706,904
National Retail Properties, Inc.
10/15/2048	4.800%	1,730,000	1,607,899
Phillips Edison Grocery Center Operating Partnership I LP
11/15/2031	2.625%	1,450,000	1,122,948
STORE Capital Corp.
03/15/2029	4.625%	1,054,000	1,028,582
12/01/2031	2.700%	1,399,000	1,121,110
Tanger Properties LP
09/01/2031	2.750%	1,527,000	1,194,356
Total			7,781,799
Retailers 1.0%
Amazon.com, Inc.
05/12/2041	2.875%	1,755,000	1,407,277
Dick’s Sporting Goods, Inc.
01/15/2032	3.150%	3,139,000	2,485,642
Dollar Tree, Inc.
12/01/2031	2.650%	3,145,000	2,586,410
Home Depot, Inc. (The)
06/15/2047	3.900%	4,800,000	4,296,869
Lowe’s Companies, Inc.
04/01/2031	2.625%	4,855,000	4,158,642
04/01/2052	4.250%	4,490,000	3,886,343
Magic MergeCo, Inc.(a)
05/01/2028	5.250%	2,400,000	1,890,094
O’Reilly Automotive, Inc.
06/15/2032	4.700%	1,687,000	1,681,787
Victoria’s Secret & Co.(a)
07/15/2029	4.625%	1,920,000	1,447,316
Total			23,840,380
Technology 1.3%
Apple, Inc.
08/05/2031	1.700%	5,055,000	4,237,542
Broadcom, Inc.(a)
04/15/2029	4.000%	1,690,000	1,569,023
05/15/2037	4.926%	1,933,000	1,736,211
Dell International LLC/EMC Corp.
07/15/2036	8.100%	1,561,000	1,827,219
Fiserv, Inc.
06/01/2030	2.650%	2,505,000	2,117,429
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intel Corp.
08/12/2041	2.800%	3,900,000	2,967,611
08/12/2061	3.200%	2,707,000	1,974,793
KLA Corp.
07/15/2032	4.650%	938,000	958,575
Microchip Technology, Inc.
09/01/2025	4.250%	4,865,000	4,746,119
Moody’s Corp.
08/18/2060	2.550%	1,610,000	997,187
NCR Corp.(a)
04/15/2029	5.125%	3,000,000	2,543,504
Oracle Corp.
04/01/2040	3.600%	2,325,000	1,741,284
Qorvo, Inc.
10/15/2029	4.375%	2,401,000	2,113,440
Qorvo, Inc.(a)
04/01/2031	3.375%	866,000	684,740
Total			30,214,677
Transportation Services 0.1%
GXO Logistics, Inc.
07/15/2031	2.650%	2,318,000	1,827,080
Wireless 0.8%
American Tower Corp.
07/15/2027	3.550%	1,955,000	1,835,598
03/15/2029	3.950%	485,000	451,644
Sprint Corp.
02/15/2025	7.625%	5,325,000	5,558,874
T-Mobile USA, Inc.
02/01/2028	4.750%	5,258,000	5,068,365
02/15/2031	2.550%	1,670,000	1,404,886
04/15/2031	3.500%	2,520,000	2,181,733
Vodafone Group PLC(e)
06/04/2081	4.125%	3,030,000	2,273,658
Total			18,774,758
Wirelines 1.2%
AT&T, Inc.
03/01/2029	4.350%	5,930,000	5,844,013
05/15/2035	4.500%	1,300,000	1,232,485
08/15/2037	4.900%	2,365,000	2,343,695
03/09/2049	4.550%	2,503,000	2,275,709
09/15/2055	3.550%	1,176,000	881,310
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	2,284,000	1,963,687
Telecom Italia Capital SA
11/15/2033	6.375%	3,600,000	2,783,649

The accompanying Notes to Financial Statements are an integral part of this statement.
16	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telefonica Emisiones SAU
03/06/2048	4.895%	4,400,000	3,762,779
Verizon Communications, Inc.
09/21/2028	4.329%	2,301,000	2,290,104
01/20/2031	1.750%	2,080,000	1,670,510
03/22/2041	3.400%	1,571,000	1,278,552
08/21/2046	4.862%	1,465,000	1,443,696
Total			27,770,189
Total Corporate Bonds & Notes (Cost $887,557,046)			763,963,649

Foreign Government Obligations(f) 1.4%

Canada 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
10/15/2031	2.500%	1,343,000	1,143,708
Colombia 0.1%
Colombia Government International Bond
01/18/2041	6.125%	4,500,000	3,522,555
Jordan 0.1%
Jordan Government International Bond(a)
01/15/2028	7.750%	3,414,000	3,189,461
Mexico 0.3%
Petroleos Mexicanos
01/30/2023	3.500%	1,259,000	1,238,464
03/13/2027	6.500%	5,875,000	5,099,962
Total			6,338,426
Norway 0.1%
Equinor ASA
11/18/2049	3.250%	1,590,000	1,262,550
Panama 0.0%
Panama Government International Bond
01/26/2036	6.700%	1,000,000	1,080,218
Qatar 0.1%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%	1,900,000	1,653,168
Saudi Arabia 0.3%
SA Global Sukuk Ltd.(a)
06/17/2031	2.694%	7,000,000	6,147,213
Singapore 0.1%
BOC Aviation Ltd.(a)
01/21/2026	1.750%	2,400,000	2,201,870
Foreign Government Obligations(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa 0.1%
Republic of South Africa Government International Bond
06/22/2030	5.875%	1,600,000	1,445,297
United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC(a)
04/29/2028	2.000%	2,240,000	1,990,451
United States 0.1%
Antares Holdings LP(a)
01/15/2027	2.750%	1,876,000	1,577,604
DAE Funding LLC(a)
08/01/2024	1.550%	2,075,000	1,933,732
Total			3,511,336
Total Foreign Government Obligations (Cost $37,780,970)			33,486,253

Inflation-Indexed Bonds 3.3%

United States 3.3%
U.S. Treasury Inflation-Indexed Bond
04/15/2027	0.125%	24,574,800	24,179,527
01/15/2028	0.500%	30,473,820	30,262,569
07/15/2029	0.250%	6,781,440	6,574,553
01/15/2030	0.125%	561,850	536,007
07/15/2031	0.125%	17,258,880	16,412,082
Total			77,964,738
Total Inflation-Indexed Bonds (Cost $85,379,558)			77,964,738

Municipal Bonds 1.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%	2,250,000	1,772,230
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	1,101,686
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds
Series 2010
05/01/2040	5.665%	525,000	586,841
Total			3,460,757

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 0.1%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%	2,170,000	1,824,252
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	1,595,000	1,185,578
Total			3,009,830
Local General Obligation 0.1%
City of Chicago
Unlimited General Obligation Bonds
Taxable
Series 2017B
01/01/2029	7.045%	645,000	685,711
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	748,407
Total			1,434,118
Municipal Power 0.0%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	1,043,177
Other Bond Issue 0.1%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.000%	1,050,000	1,198,381
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility
Series 2014
07/01/2043	5.594%	935,000	973,972
Total			2,172,353
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	2,134,333
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 0.0%
City of Chicago
Prerefunded 01/01/23 Unlimited General Obligation Bonds
Taxable
Series 2017B
01/01/2029	7.045%	95,000	96,765
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Series 2010 (BAM)
04/01/2032	5.876%	2,220,000	2,410,484
Special Non Property Tax 0.1%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	1,861,709
New York State Dormitory Authority
Unrefunded Revenue Bonds
Taxable
Series 2019F
02/15/2043	3.190%	1,265,000	1,037,575
Total			2,899,284
State Appropriated 0.2%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,267,704
Michigan Strategic Fund
Taxable Revenue Bonds
Flint Water Advocacy Fund
Series 2021
09/01/2047	3.225%	3,550,000	2,744,588
Total			5,012,292
State General Obligation 0.3%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	3,445,000	4,456,475
Unlimited General Obligation Refunding Bonds
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,361,026
Total			6,817,501

The accompanying Notes to Financial Statements are an integral part of this statement.
18	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 0.2%
Golden State Tobacco Securitization Corp.
Revenue Bonds
Taxable
Series 2021
06/01/2034	2.746%	4,635,000	3,995,525
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/2040	6.687%	1,650,000	1,947,722
Turnpike / Bridge / Toll Road 0.3%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Subordinated Series 2010S-1
04/01/2040	6.918%	1,265,000	1,551,408
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	2,285,000	1,996,928
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/2040	7.414%	1,275,000	1,692,062
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	2,059,621
Total			7,300,019
Water & Sewer 0.1%
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12/01/2034	4.879%	1,160,000	1,222,299
Total Municipal Bonds (Cost $47,792,271)			44,956,459

Residential Mortgage-Backed Securities - Agency 17.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.872% Cap 10.057% 07/01/2036	2.692%	734,072	752,204
1-year CMT + 2.135% Cap 10.643% 10/01/2036	2.196%	536,337	554,160
1-year CMT + 2.256% Cap 10.179% 04/01/2037	2.499%	646,579	665,519
12-month USD LIBOR + 1.882% Cap 9.165% 07/01/2041	2.307%	347,724	357,799
12-month USD LIBOR + 1.650% Cap 7.148% 12/01/2042	1.900%	386,191	388,723
Federal Home Loan Mortgage Corp.
02/01/2038	6.000%	306,536	336,384
03/01/2042- 01/01/2052	2.500%	33,349,215	30,325,587
07/01/2051- 12/01/2051	3.000%	27,786,344	26,023,487
08/01/2051	2.000%	11,031,604	9,625,871
05/01/2052	3.500%	5,766,648	5,569,975
05/01/2052- 06/01/2052	4.000%	16,683,232	16,506,789
Federal Home Loan Mortgage Corp.(g)
05/01/2052	4.000%	7,109,638	7,063,110
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5146 Class DI
07/25/2039	5.500%	3,709,270	710,932
Federal National Mortgage Association
12/01/2033- 09/01/2037	6.000%	669,777	732,448
03/01/2034- 04/01/2052	3.500%	24,123,561	23,665,778
06/01/2036- 03/01/2052	2.000%	39,920,159	36,091,308
04/01/2039- 11/01/2040	4.500%	5,206,224	5,375,195
05/01/2039	6.500%	193,247	215,782
08/01/2041- 11/01/2059	4.000%	48,859,248	48,502,912
03/01/2042- 03/01/2052	2.500%	42,596,057	38,755,378
05/01/2050- 02/01/2052	3.000%	14,327,066	13,499,400

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	19

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.173% 06/01/2035	3.144%	876,800	898,708
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.153% 06/01/2035	3.176%	260,481	266,974
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.282% 06/01/2035	3.248%	349,274	358,067
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.064% 06/01/2035	3.286%	338,470	347,070
1-year CMT + 2.155% Floor 2.155%, Cap 9.614% 03/01/2038	2.294%	835,732	862,745
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.184% 03/01/2047	3.184%	1,049,531	1,041,674
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.117% 04/01/2047	3.117%	971,449	962,546
CMO Series 2005-106 Class UF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 11/25/2035	1.924%	419,096	417,995
Federal National Mortgage Association(g)
04/01/2052	4.000%	4,028,964	4,005,791
Freddie Mac REMICS(h)
CMO Series 205123 Class HI
01/25/2042	5.000%	6,583,129	1,086,899
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2015-HQ2 Class M3
1-month USD LIBOR + 3.250% 05/25/2025	4.874%	498,034	499,952
Government National Mortgage Association
02/15/2040- 06/15/2041	4.500%	7,614,307	7,989,107
03/15/2040	5.000%	467,843	494,908
07/15/2040- 11/20/2040	4.000%	1,122,635	1,141,295
04/20/2042- 06/20/2051	3.500%	11,297,964	11,142,508
11/20/2050- 09/20/2051	2.500%	20,738,696	18,901,772
Government National Mortgage Association TBA(d)
07/21/2052	4.000%	20,128,000	20,062,741
07/21/2052	4.500%	29,624,000	30,086,875
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(d)
08/16/2037	3.000%	20,511,000	20,022,743
07/14/2052	4.500%	31,266,000	31,425,994
Total Residential Mortgage-Backed Securities - Agency (Cost $427,537,212)			417,735,105

Residential Mortgage-Backed Securities - Non-Agency 8.0%

Angel Oak Mortgage Trust(a),(c)
CMO Series 2019-5 Class M1
10/25/2049	3.304%	5,000,000	4,864,718
CMO Series 2021-5 Class M1
07/25/2066	2.387%	6,150,000	4,977,582
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
04/25/2049	4.760%	7,000,000	6,417,407
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	2,850,000	2,764,495
Bear Stearns Adjustable Rate Mortgage Trust(b)
CMO Series 2006-1 Class A1
1-year CMT + 2.250% Floor 2.250%, Cap 9.895% 02/25/2036	2.460%	725,954	709,756
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	4.974%	3,706,361	3,706,576
CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.900% 04/25/2028	4.524%	7,086,017	7,025,120
CMO Series 2019-3A Class M1C
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.956%	1,590,000	1,559,935
CMO Series 2021-3A Class M1B
30-day Average SOFR + 1.400% Floor 1.400% 09/25/2031	1.985%	9,575,000	8,703,758
Citigroup Mortgage Loan Trust(a),(c)
Subordinated CMO Series 2015-PS1 Class B3
09/25/2042	5.250%	4,968,469	4,844,743
COLT Mortgage Loan Trust(a),(c)
Subordinated CMO Series 2021-1HX1 Class B1
10/25/2066	3.110%	4,000,000	2,960,740
Credit Suisse Mortgage Capital Certificates(a),(c)
Subordinated CMO Series 2020-SPT1 Class B2
04/25/2065	3.388%	8,000,000	7,653,978
Credit Suisse Mortgage Capital Trust(a),(c)
Subordinated CMO Series 2019-AFC1 Class B1
07/25/2049	4.065%	5,775,000	4,968,913

The accompanying Notes to Financial Statements are an integral part of this statement.
20	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM8 Class B1
10/25/2066	4.211%	5,975,000	4,416,211
CMO Series 2021-NQM8 Class M1
10/25/2066	3.256%	2,200,000	1,694,640
Subordinated CMO Series 2019-NQM1 Class B1
10/25/2059	3.890%	6,224,000	5,620,827
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class B1
1-month USD LIBOR + 4.000% Floor 4.000% 11/25/2028	5.006%	3,000,000	2,935,120
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% Floor 3.000% 11/25/2028	4.006%	8,130,000	8,052,476
Ellington Financial Mortgage Trust(a),(c)
Subordinated CMO Series 2020-1 Class B1
05/25/2065	5.160%	4,962,000	4,639,498
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2014-C02 Class 2M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	4.224%	1,181,837	1,181,838
CMO Series 2014-C04 Class 1M2
1-month USD LIBOR + 4.900% Floor 4.900% 11/25/2024	6.524%	1,191,830	1,225,472
CMO Series 2015-C02 Class 1M2
1-month USD LIBOR + 4.000% Floor 4.000% 05/25/2025	5.624%	720,781	724,409
CMO Series 2015-C04 Class 1M2
1-month USD LIBOR + 5.700% 04/25/2028	7.324%	3,921,972	4,094,544
CMO Series 2015-C04 Class 2M2
1-month USD LIBOR + 5.550% 04/25/2028	7.174%	3,552,037	3,668,342
CMO Series 2016-C01 Class 1M2
1-month USD LIBOR + 6.750% Floor 6.750% 08/25/2028	8.374%	1,826,377	1,918,378
Fannie Mae Connecticut Avenue Securities(a),(b)
CMO Series 2015-C01 Class 1M2
1-month USD LIBOR + 4.300% Floor 4.300% 02/25/2025	5.924%	244,319	249,525
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
CMO Series 2020-HQA4 Class M2
1-month USD LIBOR + 3.150% 09/25/2050	4.774%	282,091	282,514
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	5.624%	1,394,748	1,405,306
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	4.724%	1,924,872	1,909,378
CMO Series 2020-HQA3 Class M2
1-month USD LIBOR + 3.600% 07/25/2050	5.224%	324,635	325,085
Freddie Mac STACR Trust(a),(b)
CMO Series 2019-DNA2 Class B1
1-month USD LIBOR + 4.350% 03/25/2049	5.974%	2,300,000	2,233,279
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	4.624%	7,150,000	7,070,562
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	3.776%	2,550,000	2,544,412
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class B3
05/25/2065	5.487%	7,075,000	6,830,741
JPMorgan Mortgage Trust(c)
CMO Series 2005-S2 Class 3A1
02/25/2032	7.166%	190,453	181,259
CMO Series 2006-A4 Class 3A1
06/25/2036	3.279%	937,671	722,510
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/2036	6.500%	2,041,041	2,011,322
JPMorgan Mortgage Trust(a),(c)
Subordinated CMO Series 2019-LTV3 Class B4
03/25/2050	4.418%	6,557,752	6,104,778
JPMorgan Wealth Management(a),(b)
CMO Series 2021-CL1 Class M4
30-day Average SOFR + 2.750% 03/25/2051	3.039%	1,082,068	1,010,113
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 3A7
11/21/2034	3.052%	360,012	342,744
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2005-A2 Class A2
02/25/2035	2.820%	723,409	676,650

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	21

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	5.224%	2,251,078	2,245,289
PRKCM Trust(a),(c)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	6,966,000	5,501,246
Radnor Re Ltd.(a),(b)
CMO Series 2018-1 Class B1
1-month USD LIBOR + 3.800% 03/25/2028	5.424%	3,000,000	2,956,163
CMO Series 2018-1 Class M2
1-month USD LIBOR + 2.700% 03/25/2028	4.324%	7,500,000	7,439,970
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	2.435%	4,300,000	4,260,217
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	4.285%	3,088,000	3,022,502
Residential Mortgage Loan Trust(a),(c)
Subordinated CMO Series 2019-3 Class B1
09/25/2059	3.810%	4,750,000	4,347,178
Seasoned Credit Risk Transfer Trust(a)
CMO Series 2021-1 Class M
09/25/2060	4.250%	3,467,000	3,170,588
STACR Trust(a),(b)
CMO Series 2018-HRP1 Class M2
1-month USD LIBOR + 1.650% 04/25/2043	3.274%	766,567	760,735
Starwood Mortgage Residential Trust(a)
CMO Series 2020-2 Class B2E
04/25/2060	3.000%	5,000,000	4,987,046
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,000,000	3,865,407
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-8 Class 2A1
07/25/2034	2.887%	647,684	635,403
Verus Securitization Trust(a),(c)
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	5,211,000	4,894,918
Subordinated CMO Series 2020-4 Class B1
05/25/2065	5.046%	5,000,000	4,839,970
Vista Point Securitization Trust(a),(c)
Subordinated CMO Series 2020-2 Class B1
04/25/2065	4.900%	2,000,000	1,910,316
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/2033	5.950%	99,597	99,874
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	201,362	187,447
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $203,909,666)			190,353,923

Treasury Bills 0.8%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.8%
U.S. Treasury Bills
06/15/2023	2.800%	20,000,000	19,477,075
Total Treasury Bills (Cost $19,457,111)			19,477,075

U.S. Treasury Obligations 22.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
03/31/2024	2.250%	15,000,000	14,811,328
01/15/2025	1.125%	35,000,000	33,373,047
02/15/2025	1.500%	38,000,000	36,518,594
03/15/2025	1.750%	70,000,000	67,675,782
06/15/2025	2.875%	8,300,000	8,267,578
03/31/2027	2.500%	58,000,000	56,595,312
04/30/2027	2.750%	26,000,000	25,650,625
05/31/2027	2.625%	65,000,000	63,771,094
04/30/2029	2.875%	11,000,000	10,872,813
02/15/2032	1.875%	3,000,000	2,717,813
05/15/2032	2.875%	14,000,000	13,844,688
02/15/2039	3.500%	7,350,000	7,675,008
08/15/2040	1.125%	5,000,000	3,452,344
11/15/2040	1.375%	6,000,000	4,320,000
02/15/2041	1.875%	17,000,000	13,331,719
05/15/2041	2.250%	15,000,000	12,510,938
08/15/2041	3.750%	2,000,000	2,100,625
11/15/2041	2.000%	2,500,000	1,985,156
11/15/2041	3.125%	6,400,000	6,140,000
02/15/2042	2.375%	19,000,000	16,108,437
05/15/2042	3.000%	15,000,000	14,048,437
05/15/2042	3.250%	23,500,000	22,938,203
02/15/2044	3.625%	900,000	922,781
11/15/2044	3.000%	15,000,000	13,893,750
11/15/2047	2.750%	3,000,000	2,686,875
08/15/2049	2.250%	14,100,000	11,568,609
11/15/2049	2.375%	14,000,000	11,821,250
02/15/2051	1.875%	5,500,000	4,125,859
05/15/2051	2.375%	12,500,000	10,552,734
11/15/2051	1.875%	5,000,000	3,752,344
02/15/2052	2.250%	13,500,000	11,110,078

The accompanying Notes to Financial Statements are an integral part of this statement.
22	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2052	2.875%	2,700,000	2,549,813
U.S. Treasury(i)
11/15/2048	3.375%	13,000,000	13,209,219
08/15/2051	2.000%	23,000,000	17,778,281
Total U.S. Treasury Obligations (Cost $584,627,893)			542,681,134

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(j),(k)	49,752,181	49,722,330
Total Money Market Funds (Cost $49,723,230)		49,722,330
Total Investments in Securities (Cost: $2,717,196,735)		2,480,933,211
Other Assets & Liabilities, Net		(101,910,286)
Net Assets		2,379,022,925
At June 30, 2022, securities and/or cash totaling $19,518,494 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
23,578,164 MXN	1,180,183 USD	Goldman Sachs	09/14/2022	23,456	—
10,296,097 CAD	8,182,610 USD	UBS	09/14/2022	182,604	—
Total				206,060	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	62	09/2022	USD	8,594,750	123,200	—
U.S. Treasury 2-Year Note	445	09/2022	USD	93,456,954	—	(64,861)
U.S. Treasury Ultra 10-Year Note	224	09/2022	USD	28,532,000	541,161	—
U.S. Ultra Treasury Bond	117	09/2022	USD	18,058,219	165,321	—
Total					829,682	(64,861)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(329)	09/2022	USD	(38,996,781)	—	(573,450)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 37	Goldman Sachs	12/20/2026	5.000	Quarterly	USD	92,466,000	5,921,515	—	—	5,921,515	—
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	23

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $754,859,284, which represents 31.73% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2022.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Represents a security purchased on a forward commitment basis.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(k)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	48,600,720	885,048,455	(883,925,945)	(900)	49,722,330	(29,237)	174,430	49,752,181
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
CAD	Canada Dollar
MXN	Mexican Peso
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
24	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	248,930,743	—	248,930,743
Commercial Mortgage-Backed Securities - Non-Agency	—	91,661,802	—	91,661,802
Corporate Bonds & Notes	—	763,963,649	—	763,963,649
Foreign Government Obligations	—	33,486,253	—	33,486,253
Inflation-Indexed Bonds	—	77,964,738	—	77,964,738
Municipal Bonds	—	44,956,459	—	44,956,459
Residential Mortgage-Backed Securities - Agency	—	417,735,105	—	417,735,105
Residential Mortgage-Backed Securities - Non-Agency	—	190,353,923	—	190,353,923
Treasury Bills	19,477,075	—	—	19,477,075
U.S. Treasury Obligations	542,681,134	—	—	542,681,134
Money Market Funds	49,722,330	—	—	49,722,330
Total Investments in Securities	611,880,539	1,869,052,672	—	2,480,933,211
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	206,060	—	206,060
Futures Contracts	829,682	—	—	829,682
Swap Contracts	—	5,921,515	—	5,921,515
Liability
Futures Contracts	(638,311)	—	—	(638,311)
Total	612,071,910	1,875,180,247	—	2,487,252,157
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	25

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,667,473,505)	$2,431,210,881
Affiliated issuers (cost $49,723,230)	49,722,330
Foreign currency (cost $142,524)	142,756
Unrealized appreciation on forward foreign currency exchange contracts	206,060
Receivable for:
Investments sold	3,030,090
Dividends	83,017
Interest	15,145,705
Foreign tax reclaims	54,805
Variation margin for futures contracts	1,045,875
Variation margin for swap contracts	173,287
Prepaid expenses	18,034
Total assets	2,500,832,840
Liabilities
Due to custodian	32,125
Payable for:
Investments purchased	2,256,510
Investments purchased on a delayed delivery basis	116,351,656
Capital shares purchased	2,498,834
Variation margin for futures contracts	372,731
Management services fees	31,485
Distribution and/or service fees	132
Service fees	713
Compensation of board members	213,286
Compensation of chief compliance officer	266
Other expenses	52,177
Total liabilities	121,809,915
Net assets applicable to outstanding capital stock	$2,379,022,925
Represented by
Paid in capital	2,554,748,681
Total distributable earnings (loss)	(175,725,756)
Total - representing net assets applicable to outstanding capital stock	$2,379,022,925
Class 1
Net assets	$2,359,696,525
Shares outstanding	237,685,915
Net asset value per share	$9.93
Class 2
Net assets	$19,326,400
Shares outstanding	1,958,066
Net asset value per share	$9.87
The accompanying Notes to Financial Statements are an integral part of this statement.
26	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,966
Dividends — affiliated issuers	174,430
Interest	40,762,766
Foreign taxes withheld	(16,043)
Total income	40,925,119
Expenses:
Management services fees	6,172,073
Distribution and/or service fees
Class 2	24,332
Service fees	5,814
Compensation of board members	9,323
Custodian fees	42,215
Printing and postage fees	5,941
Audit fees	19,642
Legal fees	18,551
Interest on collateral	15,524
Compensation of chief compliance officer	167
Other	20,208
Total expenses	6,333,790
Net investment income	34,591,329
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(116,180,175)
Investments — affiliated issuers	(29,237)
Foreign currency translations	155,861
Forward foreign currency exchange contracts	(605,067)
Futures contracts	2,444,941
Swap contracts	3,396,443
Net realized loss	(110,817,234)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(258,270,327)
Investments — affiliated issuers	(900)
Foreign currency translations	(1,782)
Forward foreign currency exchange contracts	961,033
Futures contracts	(8,603)
Swap contracts	5,921,515
Net change in unrealized appreciation (depreciation)	(251,399,064)
Net realized and unrealized loss	(362,216,298)
Net decrease in net assets resulting from operations	$(327,624,969)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	27

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$34,591,329	$73,914,449
Net realized gain (loss)	(110,817,234)	62,970,219
Net change in unrealized appreciation (depreciation)	(251,399,064)	(119,514,148)
Net increase (decrease) in net assets resulting from operations	(327,624,969)	17,370,520
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(134,005,891)
Class 2	—	(843,022)
Total distributions to shareholders	—	(134,848,913)
Decrease in net assets from capital stock activity	(228,449,514)	(21,372,193)
Total decrease in net assets	(556,074,483)	(138,850,586)
Net assets at beginning of period	2,935,097,408	3,073,947,994
Net assets at end of period	$2,379,022,925	$2,935,097,408

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	441,428	4,614,799	26,745,015	307,565,641
Distributions reinvested	—	—	11,869,433	134,005,891
Redemptions	(21,628,292)	(234,798,104)	(40,256,186)	(462,087,935)
Net decrease	(21,186,864)	(230,183,305)	(1,641,738)	(20,516,403)
Class 2
Subscriptions	252,660	2,641,737	309,648	3,535,099
Distributions reinvested	—	—	74,935	843,022
Redemptions	(87,243)	(907,946)	(458,601)	(5,233,911)
Net increase (decrease)	165,417	1,733,791	(74,018)	(855,790)
Total net decrease	(21,021,447)	(228,449,514)	(1,715,756)	(21,372,193)
The accompanying Notes to Financial Statements are an integral part of this statement.
28	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

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CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	29

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$11.26	0.14	(1.47)	(1.33)	—	—	—
Year Ended 12/31/2021	$11.72	0.28	(0.23)	0.05	(0.26)	(0.25)	(0.51)
Year Ended 12/31/2020	$11.01	0.24	0.70	0.94	(0.23)	—	(0.23)
Year Ended 12/31/2019	$10.65	0.31	0.71	1.02	(0.66)	—	(0.66)
Year Ended 12/31/2018	$11.15	0.37	(0.49)	(0.12)	(0.31)	(0.07)	(0.38)
Year Ended 12/31/2017	$10.95	0.30	0.23	0.53	(0.26)	(0.07)	(0.33)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$11.21	0.13	(1.47)	(1.34)	—	—	—
Year Ended 12/31/2021	$11.66	0.25	(0.21)	0.04	(0.24)	(0.25)	(0.49)
Year Ended 12/31/2020	$10.96	0.21	0.69	0.90	(0.20)	—	(0.20)
Year Ended 12/31/2019	$10.61	0.28	0.70	0.98	(0.63)	—	(0.63)
Year Ended 12/31/2018	$11.11	0.34	(0.49)	(0.15)	(0.28)	(0.07)	(0.35)
Year Ended 12/31/2017	$10.91	0.27	0.23	0.50	(0.23)	(0.07)	(0.30)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$9.93	(11.81%)	0.49%(c),(d)	0.49%(c),(d)	2.70%(c)	109%	$2,359,697
Year Ended 12/31/2021	$11.26	0.45%	0.49%(d)	0.49%(d)	2.44%	218%	$2,915,004
Year Ended 12/31/2020	$11.72	8.55%	0.49%(d)	0.49%(d)	2.12%	226%	$3,052,174
Year Ended 12/31/2019	$11.01	9.73%	0.50%(d)	0.50%(d)	2.84%	94%	$2,900,664
Year Ended 12/31/2018	$10.65	(1.05%)	0.48%(d)	0.48%(d)	3.42%	136%	$1,992,309
Year Ended 12/31/2017	$11.15	4.89%	0.52%	0.52%	2.74%	142%	$3,933,591
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$9.87	(11.95%)	0.74%(c),(d)	0.74%(c),(d)	2.47%(c)	109%	$19,326
Year Ended 12/31/2021	$11.21	0.29%	0.74%(d)	0.74%(d)	2.18%	218%	$20,094
Year Ended 12/31/2020	$11.66	8.24%	0.74%(d)	0.74%(d)	1.88%	226%	$21,774
Year Ended 12/31/2019	$10.96	9.40%	0.75%(d)	0.75%(d)	2.58%	94%	$18,712
Year Ended 12/31/2018	$10.61	(1.31%)	0.73%(d)	0.73%(d)	3.17%	136%	$13,100
Year Ended 12/31/2017	$11.11	4.65%	0.77%	0.77%	2.50%	142%	$11,701
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	31

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
CTIVP® – American Century Diversified Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
32	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	33

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to generate total return through long and short positions versus the U.S. dollar and to generate interest rate differential yield. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
34	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, to manage credit risk exposure and to increase or decrease its credit exposure to a basket of debt securities as a protection buyer ‘or seller’ to reduce ‘or increase’ overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	35

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	5,921,515*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	206,060
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	829,682*
Total		6,957,257

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	638,311*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
36	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	3,396,443	3,396,443
Foreign exchange risk	(605,067)	—	—	(605,067)
Interest rate risk	—	2,444,941	—	2,444,941
Total	(605,067)	2,444,941	3,396,443	5,236,317

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	5,921,515	5,921,515
Foreign exchange risk	961,033	—	—	961,033
Interest rate risk	—	(8,603)	—	(8,603)
Total	961,033	(8,603)	5,921,515	6,873,945
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	74,320,961
Futures contracts — short	19,498,391
Credit default swap contracts — buy protection	46,233,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	103,030	(162,364)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	37

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2022:
	Goldman Sachs ($) (a)	Goldman Sachs ($) (a)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	173,287	-	-	173,287
Forward foreign currency exchange contracts	-	23,456	182,604	206,060
Total assets	173,287	23,456	182,604	379,347
Total financial and derivative net assets	173,287	23,456	182,604	379,347
Total collateral received (pledged) (c)	-	-	-	-
Net amount (d)	173,287	23,456	182,604	379,347

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
38	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	39

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.48% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with American Century Investment Management, Inc. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.00% of the Fund’s average daily net assets.
40	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2023
Class 1	0.54%
Class 2	0.79
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
2,717,197,000	11,172,000	(241,117,000)	(229,945,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	41

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,844,341,793 and $2,986,894,347, respectively, for the six months ended June 30, 2022, of which $2,352,711,272 and $1,938,465,126, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
42	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	43

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its
44	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	45

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – American Century Diversified Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and American Century Investment Management, Inc. (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
46	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	47

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
48	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022	49

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
50	CTIVP® – American Century Diversified Bond Fund | Semiannual Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

CTIVP® – American Century Diversified Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7028_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Variable Portfolio – Partners Core Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners Core Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – Partners Core Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
Portfolio management
Allspring Global Investments, LLC
Maulik Bhansali, CFA
Jarad Vasquez
J.P. Morgan Investment Management Inc.
Richard Figuly
Steven Lear, CFA
J. Andrew Norelli
Lisa Coleman, CFA
Thomas Hauser, CFA
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-10.61	-10.65	0.99	1.55
Class 2	05/07/10	-10.84	-10.95	0.72	1.29
Bloomberg U.S. Aggregate Bond Index		-10.35	-10.29	0.88	1.54
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Asset-Backed Securities — Non-Agency	8.9
Commercial Mortgage-Backed Securities - Agency	4.3
Commercial Mortgage-Backed Securities - Non-Agency	5.3
Convertible Bonds	0.0(a)
Corporate Bonds & Notes	28.8
Foreign Government Obligations	1.0
Inflation-Indexed Bonds	0.0(a)
Money Market Funds	4.6
Municipal Bonds	0.2
Residential Mortgage-Backed Securities - Agency	20.0
Residential Mortgage-Backed Securities - Non-Agency	4.7
U.S. Government & Agency Obligations	0.6
U.S. Treasury Obligations	21.6
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2022)
AAA rating	56.6
AA rating	2.2
A rating	11.9
BBB rating	16.2
BB rating	6.2
B rating	2.6
CCC rating	0.1
CC rating	0.0(a)
C rating	0.0(a)
Not rated	4.2
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	893.90	1,022.46	2.21	2.36	0.47
Class 2	1,000.00	1,000.00	891.60	1,021.22	3.38	3.61	0.72
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 9.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/26/2044	1.806%	613,055	604,008
ACC Trust(a)
Series 2021-1 Class D
03/22/2027	5.250%	5,200,000	5,002,097
Subordinated Series 2021-1 Class C
12/20/2024	2.080%	2,150,000	2,100,844
Ally Auto Receivables Trust
Series 2022-1 Class A3
11/15/2026	3.310%	2,356,000	2,339,758
American Express Credit Account Master Trust
Series 2022-2 Class A
05/17/2027	3.390%	13,490,000	13,476,332
American Tower Trust I(a)
Series 13 Class 2A
03/15/2023	3.070%	1,900,000	1,891,836
AmeriCredit Automobile Receivables Trust
Series 2022-1 Class A3
11/18/2026	2.450%	792,000	773,575
Series 2022-2 Class A3
04/18/2028	4.380%	2,034,000	2,042,743
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2019-3A Class A
03/20/2026	2.360%	1,653,000	1,580,761
Series 2020-1A Class A
08/20/2026	2.330%	1,493,000	1,418,854
Series 2021-2A Class A
02/20/2028	1.660%	4,254,000	3,815,883
BA Credit Card Trust
Series 2022-A1 Class A1
11/15/2027	3.530%	3,861,000	3,857,528
Barclays Dryrock Issuance Trust
Series 2022-1 Class A
02/15/2028	3.070%	5,192,000	5,121,500
Business Jet Securities LLC(a)
Series 2021-1A Class A
04/15/2036	2.162%	1,911,034	1,729,428
Subordinated Series 2021-1 Class B
04/15/2036	2.918%	2,385,724	2,133,709
Subordinated Series 2022-1A Class C
06/15/2037	6.413%	5,547,177	5,404,060
Capital One Multi-Asset Execution Trust
Series 2021-A2 Class A2
07/15/2030	1.390%	2,991,000	2,600,864
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-A2 Class A
05/15/2027	3.490%	8,659,000	8,641,511
Cars Net Lease Mortgage Notes(a)
Series 2020-1A Class A3
12/15/2050	3.100%	853,550	801,188
Carvana Auto Receivables Trust(a)
Series 2019-2A Class C
06/17/2024	3.000%	621,523	621,574
Subordinated Series 2019-3A Class D
04/15/2025	3.040%	4,440,000	4,413,577
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month USD LIBOR + 0.560% Floor 0.560% 02/25/2033	2.184%	558,545	533,141
Chase Funding Trust(c)
Series 2003-4 Class 1A5
05/25/2033	5.916%	196,549	193,258
Series 2003-6 Class 1A5
11/25/2034	5.850%	158,993	153,812
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month USD LIBOR + 1.650% Floor 1.650% 11/26/2046	3.274%	744,351	739,705
College Ave Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	443,567	437,365
Series 2019-A Class A2
12/28/2048	3.280%	1,087,125	1,047,512
Series 2021-A Class A2
07/25/2051	1.600%	2,539,944	2,279,409
Conix Mortgage Asset Trust(a),(d),(e),(f)
Series 2013-1 Class A
12/25/2047	0.000%	1,078,519	17,041
Consumer Receivables Asset Investment Trust(a),(b)
Series 2021-1 Class A1X
3-month USD LIBOR + 3.000% Floor 3.000% 03/24/2023	4.524%	3,249,603	3,224,390
COOF Securitization Trust Ltd.(a),(c),(f),(g)
CMO Series 2014-1 Class A
06/25/2040	2.792%	391,663	24,933
Credit Acceptance Auto Loan Trust(a)
Series 2021-2A Class A
02/15/2030	0.960%	1,250,000	1,197,085
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-3A Class B
07/15/2030	1.380%	4,162,000	3,844,165
Subordinated Series 2020-1A Class B
04/16/2029	2.390%	3,260,000	3,206,980
Subordinated Series 2021-3A Class C
09/16/2030	1.630%	1,504,000	1,397,857
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	2,850,000	2,580,674
Diamond Resorts Owner Trust(a)
Series 2018-1 Class A
01/21/2031	3.700%	390,701	387,990
Subordinated Series 2021-1A Class D
11/21/2033	3.830%	2,446,833	2,320,290
Drive Auto Receivables Trust
Subordinated Series 2019-1 Class D
06/15/2026	4.090%	681,131	682,332
Subordinated Series 2020-2 Class C
08/17/2026	2.280%	1,885,000	1,875,268
DT Auto Owner Trust(a)
Series 2020-2A Class B
03/16/2026	2.080%	1,676,917	1,675,566
Subordinated Series 2019-4A Class C
07/15/2025	2.730%	1,351,405	1,349,859
Subordinated Series 2021-2A Class C
02/16/2027	1.100%	2,104,000	2,006,086
Exeter Automobile Receivables Trust(a)
Series 2022-3A Class E
01/15/2030	8.170%	7,000,000	7,090,215
Exeter Automobile Receivables Trust
Subordinated Series 2022-2A Class D
07/17/2028	4.560%	6,035,000	5,750,908
Flagship Credit Auto Trust(a)
Series 2019-4 Class D
01/15/2026	3.120%	3,600,000	3,494,305
Ford Credit Auto Lease Trust
Series 2022-A Class A3
05/15/2025	3.230%	4,758,000	4,699,822
Series 2022-A Class A4
07/15/2025	3.370%	1,830,000	1,822,633
Ford Credit Auto Owner Trust(a)
Series 2020-2 Class A
04/15/2033	1.060%	1,379,000	1,247,370
Series 2022-1 Class A
11/15/2034	3.880%	6,426,000	6,296,671
Ford Credit Auto Owner Trust
Series 2022-B Class A4
08/15/2027	3.930%	2,137,000	2,141,183
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	421,794	417,147
Series 2020-1A Class A
07/16/2040	3.540%	1,848,061	1,821,034
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-2 Class D
09/15/2027	1.920%	850,000	795,325
Franklin Limited Duration Income Trust(a),(c),(d),(f)
Series 2019-1 Class A
08/15/2024	5.500%	208,588	206,815
FREED ABS Trust(a)
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%	3,213,763	3,175,932
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	2,300,000	2,237,468
Subordinated Series 2021-3FP Class D
11/20/2028	2.370%	2,230,000	1,996,452
Subordinated Series 2022-1FP Class D
03/19/2029	3.350%	4,150,000	3,960,579
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2021-1A Class D
01/15/2027	1.680%	1,200,000	1,153,632
Subordinated Series 2021-1A Class E
01/18/2028	3.140%	7,240,000	6,829,234
Subordinated Series 2021-3A Class D
07/15/2027	1.480%	8,330,000	7,592,694
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class D
04/15/2027	1.420%	2,250,000	2,103,885
GM Financial Automobile Leasing Trust
Series 2022-2 Class A3
06/20/2025	3.420%	1,929,000	1,924,648
Series 2022-2 Class A4
05/20/2026	3.540%	2,113,000	2,089,993
GM Financial Consumer Automobile Receivables Trust
Series 2022-2 Class A3
02/16/2027	3.100%	5,446,000	5,402,154
Series 2022-2 Class A4
04/17/2028	3.250%	2,905,000	2,879,708
Gold Key Resorts(a)
Series 2014-A Class A
03/17/2031	3.220%	32,606	32,156
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	188,637	179,607
Series 2017-2A Class A
10/15/2053	3.260%	971,172	896,332

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2A Class A
04/15/2055	2.760%	1,355,655	1,230,842
Goodgreen Trust(a),(d),(f)
Series 2017-R1A Class R
10/20/2052	5.000%	1,221,507	1,114,625
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	349,073	339,974
Series 2017-1A Class A2
09/20/2047	4.460%	524,294	516,562
Series 2017-3A Class A2
09/20/2048	3.950%	686,241	666,466
Hertz Vehicle Financing III LLC(a)
Series 2022-1A Class A
06/25/2026	1.990%	5,050,000	4,786,164
Hertz Vehicle Financing III LP(a)
Series 2021-2A Class A
12/27/2027	1.680%	3,697,000	3,256,538
Hertz Vehicle Financing LLC(a)
Series 2022-2A Class A
06/26/2028	2.330%	5,509,000	4,946,651
Series 2022-4A Class A
09/25/2026	3.730%	2,780,000	2,739,214
Series 2022-5A Class A
09/25/2028	3.890%	4,542,000	4,508,322
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class D
30-day Average SOFR + 3.750% Floor 3.750% 04/19/2037	4.527%	3,998,500	3,934,362
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	204,627	201,662
Hyundai Auto Receivables Trust
Series 2021-C Class A4
12/15/2027	1.030%	1,650,000	1,542,301
Series 2022-A Class A3
10/15/2026	2.220%	3,070,000	2,986,307
Series 2022-A Class A4
04/17/2028	2.350%	1,044,000	1,006,816
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class C
10/15/2028	7.699%	3,708,000	3,682,793
Subordinated Series 2021-A Class B
12/15/2028	1.460%	2,155,000	2,096,911
Subordinated Series 2021-A Class C
12/15/2028	2.750%	3,805,000	3,659,097
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-B Class B
02/15/2029	1.680%	4,852,000	4,586,418
Lendmark Funding Trust(a)
Subordinated Series 2019-2A Class D
04/20/2028	5.240%	4,300,000	4,074,306
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	1,625,000	1,378,515
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	5,000,000	4,210,788
LP LMS Asset Securitization Trust(a),(d),(f)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	7,381,000	6,975,045
LPMS(a),(d),(f)
Series 2021-1A Class B
04/15/2041	3.966%	7,000,000	6,991,250
Mariner Finance Issuance Trust(a)
Series 2019-AA Class B
07/20/2032	3.510%	2,115,000	2,063,719
Series 2019-AA Class C
07/20/2032	4.010%	5,560,000	5,410,580
Series 2019-AA Class D
07/20/2032	5.440%	6,000,000	5,721,617
Mercury Financial Credit Card Master Trust(a)
Series 2021-1A Class A
03/20/2026	1.540%	2,470,000	2,355,335
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	657,953	657,014
Mission Lane Credit Card Master Trust(a)
Series 2021-A Class A
09/15/2026	1.590%	4,395,000	4,249,376
Navient Private Education Loan Trust(a),(b)
Series 2016-AA Class A2B
1-month USD LIBOR + 2.150% 12/15/2045	3.474%	1,737,132	1,758,922
Navient Private Education Loan Trust(a)
Series 2020-IA Class A1A
04/15/2069	1.330%	4,559,957	4,217,708
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A2
02/18/2042	3.190%	65,107	64,925
Series 2018-CA Class A2
06/16/2042	3.520%	121,918	121,966
Series 2018-DA Class A2A
12/15/2059	4.000%	2,084,904	2,054,485
Series 2019-A Class A2A
01/15/2043	3.420%	1,279,518	1,258,243

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-CA Class A2
02/15/2068	3.130%	818,325	809,779
Series 2019-D Class A2A
12/15/2059	3.010%	2,340,161	2,271,971
Series 2019-FA Class A2
08/15/2068	2.600%	1,753,574	1,668,177
Series 2020-BA Class A2
01/15/2069	2.120%	960,122	903,380
Series 2020-EA Class A
05/15/2069	1.690%	4,673,777	4,407,072
Series 2020-GA Class A
09/16/2069	1.170%	2,156,388	2,022,856
Series 2020-HA Class A
01/15/2069	1.310%	1,463,732	1,365,983
Series 2021-A Class A
05/15/2069	0.840%	3,348,431	3,053,355
Series 2021-BA Class A
07/15/2069	0.940%	927,117	847,449
Series 2021-CA Class A
10/15/2069	1.060%	3,517,402	3,303,210
Series 2021-EA Class A
12/16/2069	0.970%	5,769,696	5,214,801
Series 2021-FA Class A
02/18/2070	1.110%	2,966,866	2,604,638
Series 2021-GA Class A
04/15/2070	1.580%	2,063,249	1,824,889
Series 2022-A Class A
07/15/2070	2.230%	7,150,003	6,665,420
Navient Student Loan Trust(a)
Series 2019-BA Class A2A
12/15/2059	3.390%	1,810,204	1,774,223
Series 2021-3A Class A1A
08/25/2070	1.770%	3,463,081	3,199,276
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
3-month USD LIBOR + 0.180% Floor 0.180% 10/27/2036	1.364%	988,933	954,327
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	1.344%	1,840,940	1,784,287
Series 2005-1 Class A5
3-month USD LIBOR + 0.110% Floor 0.110% 10/25/2033	1.294%	1,701,110	1,648,268
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005-2 Class A5
3-month USD LIBOR + 0.100% Floor 0.100% 03/23/2037	2.196%	4,311,820	4,166,031
Series 2005-3 Class A5
3-month USD LIBOR + 0.120% Floor 0.120% 12/24/2035	2.216%	5,176,677	5,147,483
Series 2005-4 Class A4
3-month USD LIBOR + 0.180% Floor 0.180% 03/22/2032	2.276%	413,052	390,991
Nissan Auto Lease Trust
Series 2022-A Class A3
05/15/2025	3.810%	3,654,000	3,655,322
Octane Receivables Trust(a)
Subordinated Series 2021-1A Class B
04/20/2027	1.530%	700,000	637,113
Subordinated Series 2021-1A Class C
11/20/2028	2.230%	600,000	552,280
Oportun Funding XIV LLC(a)
Series 2021-1 Class A
03/08/2028	1.210%	1,385,000	1,303,719
Oportun Issuance Trust(a)
Subordinated Series 2022-A Class C
06/09/2031	7.400%	5,250,000	5,166,562
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class B
11/15/2027	2.130%	4,498,146	4,276,518
Regional Management Issuance Trust(a)
Subordinated Series 2021-2 Class D
08/15/2033	4.940%	4,300,000	3,392,003
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	237,673	222,047
Santander Drive Auto Receivables Trust
Series 2022-2 Class A3
10/15/2026	2.980%	5,746,000	5,662,209
Series 2022-3 Class A3
12/15/2026	3.400%	2,223,000	2,205,244
Santander Retail Auto Lease Trust(a)
Series 2020-A Class A4
03/20/2024	1.760%	4,410,000	4,396,375
SART(f)
Series 2017-1 Class X
11/17/2025	4.750%	735,358	707,046
SART(a),(f)
Series 2018-1 Class A
06/15/2025	4.750%	957,437	911,959

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SCF Equipment Leasing LLC(a)
Subordinated Series 2021-1A Class F
08/20/2032	5.520%	5,000,000	4,668,309
Sierra Timeshare Receivables Funding LLC(a)
Subordinated Series 2020-2A Class D
07/20/2037	6.590%	5,769,222	5,662,862
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875% Floor 0.875% 11/25/2042	2.399%	434,290	430,066
SLM Student Loan Trust(b)
Series 2007-2 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 07/25/2022	1.244%	4,262,944	4,220,463
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	2.774%	524,743	522,740
Series 2016-C Class A2B
1-month USD LIBOR + 1.100% Floor 1.100% 09/15/2034	2.424%	727,615	726,203
Series 2021-C Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 01/15/2053	2.124%	3,745,000	3,671,678
SMB Private Education Loan Trust(a)
Series 2018-A Class A2A
02/15/2036	3.500%	4,984,650	4,920,502
Series 2018-C Class A2A
11/15/2035	3.630%	1,766,367	1,741,207
Series 2019-A Class A2A
07/15/2036	3.440%	3,553,800	3,504,602
Series 2020-BA Class A1A
07/15/2053	1.290%	2,952,791	2,687,281
Series 2020-PTA Class A2A
09/15/2054	1.600%	2,734,914	2,493,565
Series 2020-PTB Class A2A
09/15/2054	1.600%	8,374,549	7,696,394
Series 2021-A Class APT1
01/15/2053	1.070%	6,797,652	6,037,510
Series 2021-B Class A
07/17/2051	1.310%	1,787,240	1,661,881
Series 2021-D Class A1A
03/17/2053	1.340%	5,633,508	5,304,347
Series 2021-E Class A1A
02/15/2051	1.680%	3,913,514	3,690,465
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-A Class APT
11/16/2054	2.850%	2,662,851	2,496,637
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	154,751	152,613
Series 2017-E Class A2B
11/26/2040	2.720%	398,789	397,519
SoFi Professional Loan Program Trust(a)
Series 2020-C Class AFX
02/15/2046	1.950%	323,527	308,940
Series 2021-A Class AFX
08/17/2043	1.030%	1,057,322	965,672
Series 2021-B Class AFX
02/15/2047	1.140%	2,398,332	2,200,130
Synchrony Card Funding LLC
Series 2022-A1 Class A
04/15/2028	3.370%	3,302,000	3,270,776
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	2,931,827	2,878,888
Toyota Auto Loan Extended Note Trust(a)
Series 2022-1A Class A
04/25/2035	3.820%	10,259,000	10,178,447
Toyota Auto Receivables Owner Trust
Series 2022-B Class A4
08/16/2027	3.110%	2,166,000	2,143,886
Tricolor Auto Securitization Trust(a)
Series 2020-1A Class A
11/15/2026	4.875%	665,571	665,493
Triton Container Finance VIII LLC(a)
Series 2020-1A Class A
09/20/2045	2.110%	1,266,660	1,120,621
Upstart Pass-Through Trust(a)
Series 2021-ST4 Class A
07/20/2027	2.000%	3,355,848	3,163,595
Series 2021-ST8 Class A
10/20/2029	1.750%	3,556,273	3,326,724
Upstart Securitization Trust(a)
Series 2021-1 Class A
03/20/2031	0.870%	860,265	852,959
Series 2021-1 Class B
03/20/2031	1.890%	1,336,000	1,288,534
US Auto Funding(a)
Subordinated Series 2021-1A Class B
03/17/2025	1.490%	2,200,000	2,120,991
Subordinated Series 2021-1A Class C
05/15/2026	2.200%	6,000,000	5,748,641

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Auto Funding Trust(a),(d),(f)
Series 2022-1A Class D
07/15/2027	9.140%	5,000,000	4,830,925
Verizon Master Trust
Series 2022-2 Class A
07/20/2028	1.530%	1,761,000	1,673,596
Verizon Master Trust(c)
Series 2022-4 Class A
11/20/2028	3.400%	3,777,000	3,760,141
Veros Auto Receivables Trust(a)
Subordinated Series 2021-1 Class B
10/15/2026	1.490%	2,800,000	2,682,990
VM Debt LLC(a),(f)
Series 2019-1 Class A1A
06/17/2024	7.500%	2,800,000	2,800,000
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	309,102	305,562
World Omni Automobile Lease Securitization Trust
Series 2022-A Class A3
02/18/2025	3.210%	2,042,000	2,023,713
Series 2022-A Class A4
06/15/2027	3.340%	1,203,000	1,192,422
Total Asset-Backed Securities — Non-Agency (Cost $513,833,079)			492,456,822

Commercial Mortgage-Backed Securities - Agency 4.6%

Fannie Mae Multifamily REMIC Trust(c)
Series 2022-M10 Class A2
01/25/2032	2.003%	7,800,000	6,709,973
Fannie Mae Multifamily REMIC Trust
Series 2022-M1S Class A2
04/25/2032	2.081%	8,700,000	7,570,012
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,396,295
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	746,463
Series 2017 K066 Class A2
06/25/2027	3.117%	1,858,000	1,828,381
Series KJ07 Class A2
12/25/2022	2.312%	1,707,122	1,700,753
Series KPLB Class A
05/25/2025	2.770%	7,500,000	7,385,336
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,505,714
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,299,255
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K081 Class A2
08/25/2028	3.900%	2,245,000	2,289,369
Series W5FX Class AFX
04/25/2028	3.336%	1,256,000	1,229,159
Federal National Mortgage Association
05/01/2023	2.520%	3,000,000	2,992,642
06/01/2023	2.420%	2,451,833	2,431,406
11/01/2023	3.690%	1,138,293	1,140,101
12/01/2025	3.765%	6,598,145	6,728,565
07/01/2026	4.450%	2,467,744	2,573,198
12/01/2026	3.240%	1,500,000	1,493,439
01/01/2027	3.710%	2,907,918	2,948,940
02/01/2027	3.340%	1,000,000	1,013,644
03/01/2027	2.910%	3,316,004	3,255,869
05/01/2027	2.430%	2,326,792	2,205,368
06/01/2027	2.370%	4,550,000	4,333,440
06/01/2027	3.000%	1,966,858	1,932,173
07/01/2027	3.210%	880,015	872,572
06/01/2028	3.570%	2,787,000	2,792,230
11/01/2028	4.250%	553,306	574,413
02/01/2029	3.740%	1,515,000	1,536,938
10/01/2029	3.195%	4,384,258	4,342,027
02/01/2030	2.570%	2,546,187	2,395,498
02/01/2030	2.920%	2,714,421	2,596,908
02/01/2030	3.550%	1,000,000	1,006,771
05/01/2030	3.420%	8,992,832	8,907,359
06/01/2030	3.130%	4,812,000	4,533,486
07/01/2030	3.850%	4,444,644	4,534,027
02/01/2031	3.260%	6,236,000	6,094,852
01/01/2032	2.730%	2,558,059	2,382,182
01/01/2032	2.730%	1,825,000	1,714,297
01/01/2032	2.780%	2,180,293	2,060,748
01/01/2032	2.970%	1,584,334	1,519,452
02/01/2032	2.990%	2,934,108	2,817,491
05/01/2032	3.090%	5,565,000	5,384,542
06/01/2032	3.540%	7,921,000	7,883,417
04/01/2035	3.330%	2,408,376	2,315,650
10/01/2035	2.880%	5,000,000	4,408,311
Series 2015-M10 Class A2
04/25/2027	3.092%	11,264,758	11,101,525
Series 2017-M5 Class A2
04/25/2029	3.176%	1,792,112	1,744,937
Series 2017-T1 Class A
06/25/2027	2.898%	2,765,298	2,694,009
Series 2021-M3 Class 1A1
11/25/2033	1.000%	6,048,464	5,811,849
Federal National Mortgage Association(c)
06/01/2037	5.888%	372,273	376,404
CMO Series 2013-M13 Class A2
04/25/2023	2.631%	850,778	842,225
CMO Series 2014-M3 Class A2
01/25/2024	3.501%	529,337	529,154

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-M11 Class A2
04/25/2025	2.944%	1,851,407	1,823,397
Series 2017-M12 Class A2
06/25/2027	3.169%	1,902,499	1,878,015
Series 2017-M7 Class A2
02/25/2027	2.961%	525,772	511,946
Series 2018-M10 Class A2
07/25/2028	3.476%	2,683,000	2,668,300
Series 2018-M3 Class A2
02/25/2030	3.183%	1,034,532	1,002,270
Series 2018-M4 Class A2
03/25/2028	3.158%	1,334,641	1,310,313
Series 2022-M3 Class A2
11/25/2031	1.764%	16,900,000	14,383,519
Federal National Mortgage Association(c),(g)
Series 2021-M3 Class X1
11/25/2033	2.086%	38,663,227	3,376,378
Freddie Mac Multiclass Certificates(c),(g)
Series 2021-P011 Class X1
09/25/2045	1.841%	21,519,081	2,967,604
Freddie Mac Multifamily Certificates(a)
Series K145 Class AM
07/25/2032	2.580%	8,250,000	7,517,173
Freddie Mac Multifamily Certificates
Series K146 Class A2
07/25/2032	2.920%	5,900,000	5,547,179
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M2
3-month Term SOFR + 3.750% 01/25/2051	4.676%	1,000,000	865,757
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(g)
Series KL05 Class X1P (FHLMC)
06/25/2029	1.024%	75,000,000	4,125,450
FREMF Mortgage Trust(a),(c)
Subordinated Series 2015-K44 Class B
01/25/2048	3.718%	3,410,000	3,341,591
Subordinated Series 2016-K59 Class B
11/25/2049	3.698%	2,383,000	2,298,755
Subordinated Series 2016-K722 Class B
07/25/2049	4.023%	1,400,000	1,393,889
Subordinated Series 2019-K92 Class B
05/25/2052	4.194%	6,000,000	5,780,431
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	1.153%	836,794	829,771
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-H15 Class FJ
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 06/20/2065	1.243%	2,301,734	2,275,920
CMO Series 2015-H16 Class FG
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	1.243%	2,124,647	2,099,438
CMO Series 2015-H16 Class FL
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	1.243%	1,211,251	1,197,194
CMO Series 2015-H18 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 06/20/2065	1.253%	585,586	580,098
Government National Mortgage Association(c)
CMO Series 2014-168 Class VB
06/16/2047	3.420%	2,012,057	2,009,856
Multifamily Connecticut Avenue Securities Trust(a),(b)
Subordinated Series 2020-01 Class M10
1-month USD LIBOR + 3.750% Floor 3.750% 03/25/2050	5.374%	6,008,000	5,393,589
Total Commercial Mortgage-Backed Securities - Agency (Cost $245,668,471)			237,660,602

Commercial Mortgage-Backed Securities - Non-Agency 5.6%

3650R Commercial Mortgage Trust
Series 2021-PF1 Class A5
11/15/2054	2.522%	1,397,000	1,201,457
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,251,456	2,248,740
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	512,712
Series 2014-SFR3 Class A
12/17/2036	3.678%	993,396	983,813
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	1,022,220
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,083,720	1,072,735
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,164,722
Subordinated Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	199,295
Subordinated Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	1,995,690

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	1,860,260
AMSR Trust(a)
Series 2020-SFR5 Class D
11/17/2037	2.180%	3,750,000	3,408,884
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	4,000,000	3,803,760
Subordinated Series 2020-SFR3 Class E1
09/17/2037	2.556%	3,600,000	3,292,046
Subordinated Series 2020-SFR4 Class E2
11/17/2037	2.456%	4,275,000	3,909,799
Subordinated Series 2020-SFR5 Class F
11/17/2037	2.686%	5,000,000	4,547,469
Subordinated Series 2021-SFR2 Class D
08/17/2026	2.278%	4,800,000	4,409,411
Subordinated Series 2021-SFR2 Class E1
08/17/2026	2.477%	5,200,000	4,778,333
Subordinated Series 2021-SFR3 Class E2
10/17/2038	2.427%	3,845,000	3,351,285
Subordinated Series 2022-SFR1 Class F
03/17/2039	6.021%	8,500,000	8,066,281
AMSR Trust(a),(c)
Series 2021-SFR1 Class E1
06/17/2038	2.751%	2,250,000	1,884,367
Series 2021-SFR1 Class E2
06/17/2038	2.900%	2,250,000	1,897,997
AREIT Trust(a),(b)
Series 2021-CRE5 Class C
1-month USD LIBOR + 2.250% Floor 2.250% 08/17/2026	2.804%	8,000,000	7,530,124
Barclays Commercial Mortgage Trust
Series 2019-C3 Class A3
05/15/2052	3.319%	319,000	299,368
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	643,000	645,886
BBCMS Mortgage Trust(c)
Series 2022-C16 Class A5
06/15/2055	4.600%	787,000	805,933
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,559,057
Bear Stearns Commercial Mortgage Securities Trust(a),(c),(g)
CMO Series 2007-T26 Class X1
01/12/2045	1.168%	74,862	2
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Benchmark Mortgage Trust
Series 2021-B31 Class A5
12/15/2054	2.669%	437,000	382,954
Benchmark Mortgage Trust(c)
Series 2022-B35 Class A5
05/15/2055	4.594%	1,301,000	1,324,523
BMO Mortgage Trust(c),(h)
Series 2022-C2 Class A5
07/15/2054	4.974%	1,737,000	1,796,731
BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class A
1-month USD LIBOR + 0.700% Floor 0.700% 09/15/2036	2.024%	6,056,000	5,840,888
Series 2021-XL2 Class A
1-month USD LIBOR + 0.689% Floor 0.689% 10/15/2038	2.013%	2,805,987	2,672,101
Camden Property Trust(a),(f)
Series 2016-SFR1 Class A
12/05/2026	5.000%	4,639,297	4,632,338
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	867,742	851,503
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class A5
02/15/2053	2.717%	6,215,000	5,545,052
Citigroup Commercial Mortgage Trust(c)
Series 2022-GC48 Class A5
05/15/2054	4.580%	1,743,000	1,797,557
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	839,501	1
COMM Mortgage Trust(c)
Series 2013-CR10 Class A4
08/10/2046	4.210%	36,000	35,958
COMM Mortgage Trust
Series 2013-CR11 Class A4
08/10/2050	4.258%	5,303,000	5,278,821
Series 2013-CR6 Class A4
03/10/2046	3.101%	3,325,000	3,308,799
Series 2014-UBS4 Class A4
08/10/2047	3.420%	1,700,000	1,672,309
Series 2015-LC19 Class A3
02/10/2048	2.922%	2,727,298	2,646,703
Series 2015-LC23 Class A3
10/10/2048	3.521%	1,565,000	1,528,693

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a),(c)
Series 2018-HOME Class A
04/10/2033	3.942%	3,125,000	2,949,271
COMM Mortgage Trust(a)
Series 2020-CBM Class A2
02/10/2037	2.896%	4,000,000	3,793,408
Subordinated Series 2020-CBM Class C
02/10/2037	3.402%	3,480,000	3,246,064
Commercial Mortgage Trust(c),(g)
CMO Series 2012-CR2 Class XA
08/15/2045	1.536%	123,053	4
Commercial Mortgage Trust
Series 2012-CR3 Class A3
10/15/2045	2.822%	725,411	724,467
Series 2014-CR19 Class ASB
08/10/2047	3.499%	485,795	483,384
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,396,375	1,388,854
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,157,776
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	1,985,195
Commercial Mortgage Trust(a),(c)
Series 2013-SFS Class A2
04/12/2035	3.086%	624,000	614,586
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	1,375,755	1,312,427
Subordinated Series 2019-1 Class B
03/15/2052	3.880%	1,960,000	1,902,087
CSAIL Commercial Mortgage Trust
Series 2019-C16 Class A2
06/15/2052	3.067%	1,046,000	962,781
Series 2021-C20 Class A3
03/15/2054	2.805%	696,000	615,419
EQUS Mortgage Trust(a),(b)
Series 2021-EQAZ Class A
1-month USD LIBOR + 0.755% Floor 0.755% 10/15/2038	2.079%	2,371,000	2,264,083
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	3,600,000	3,330,082
Subordinated Series 2021-SFR1 Class E2
08/17/2038	2.489%	6,000,000	5,294,807
Subordinated Series 2021-SFR1 Class F1
08/17/2038	3.238%	4,800,000	4,222,389
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-SFR2 Class E2
09/17/2038	2.358%	5,600,000	4,776,665
Subordinated Series 2022-SFR2 Class E1
07/17/2039	4.500%	6,800,000	6,161,098
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M1
30-day Average SOFR + 3.000% 01/25/2051	2.926%	4,398,289	4,091,218
Series 2022-MN4 Class M1
30-day Average SOFR + 4.250% 05/25/2052	4.783%	4,000,000	4,039,729
Series 2022-MN4 Class M2
30-day Average SOFR + 6.500% 05/25/2052	7.033%	2,500,000	2,518,699
FREMF Mortgage Trust(a),(c)
Series 2020-K737 Class B
01/25/2053	3.416%	4,000,000	3,779,482
FRTKL(a)
Subordinated CMO Series 2021-SFR1 Class E1
09/17/2038	2.372%	3,709,000	3,227,590
Subordinated CMO Series 2021-SFR1 Class E2
09/17/2038	2.522%	2,781,000	2,411,953
GS Mortgage Securities Trust
Series 2013-GC14 Class A5
08/10/2046	4.243%	1,209,000	1,205,568
Series 2014-GC18 Class A4
01/10/2047	4.074%	3,217,000	3,206,492
Series 2015-GC32 Class AAB
07/10/2048	3.513%	4,520,514	4,500,701
Series 2020-GC47 Class A5
05/12/2053	2.377%	874,000	760,836
Series 2020-GSA2 Class A4
12/12/2053	1.721%	3,042,000	2,501,113
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust(a)
Series 2010-1 Class A1
01/25/2051	5.314%	1,686,725	1,651,907
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	2,002,920
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12 Class A5
07/15/2045	3.664%	1,763,000	1,743,726
Series 2013-C17 Class A4
01/15/2047	4.199%	605,000	604,444
Series 2014-C23 Class A4
09/15/2047	3.670%	485,835	479,887
Series 2015-C28 Class A3
10/15/2048	2.912%	2,904,618	2,795,138

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(c),(g)
CMO Series 2006-CB15 Class X1
06/12/2043	0.450%	1,542,436	5,377
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16 Class A4
12/15/2046	4.166%	2,645,000	2,633,029
KGS-Alpha SBA COOF Trust(a),(c),(f),(g)
CMO Series 2012-2 Class A
08/25/2038	0.801%	1,020,706	16,905
CMO Series 2013-2 Class A
03/25/2039	1.710%	1,514,597	46,621
CMO Series 2014-2 Class A
04/25/2040	2.667%	379,866	24,038
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,468,595
Med Trust(a),(b)
Series 2021-MDLN Class A
1-month USD LIBOR + 0.950% Floor 0.950% 11/15/2038	2.274%	3,683,000	3,521,145
Morgan Stanley Capital I Trust(a),(c),(g)
CMO Series 2006-T21 Class X
10/12/2052	0.074%	3,130,380	78
Morgan Stanley Capital I Trust(c)
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	889,265
Series 2022-L8 Class A5
04/15/2055	3.922%	905,000	871,159
Morgan Stanley Capital I Trust
Series 2020-HR8 Class A3
07/15/2053	1.790%	1,424,000	1,188,582
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	3,804,154
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	2,169,511
New Residential Mortgage Loan Trust(a)
Subordinated Series 2022-SFR1 Class E1
02/17/2039	3.550%	7,036,000	6,656,197
Progress Residential Trust(a)
Series 2021-SFR5 Class E1
07/17/2038	2.209%	8,435,000	7,302,449
Series 2021-SFR6 Class E1
07/17/2038	2.425%	5,000,000	4,312,645
Subordinated Series 2021-SFR2 Class E2
04/19/2038	2.647%	4,750,000	4,158,564
Subordinated Series 2021-SFR5 Class E2
07/17/2038	2.359%	4,730,000	4,074,154
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-SFR7 Class E1
08/17/2040	2.591%	2,500,000	2,059,342
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	6,000,000	5,173,190
Subordinated Series 2021-SFR9 Class E2
11/17/2040	3.010%	2,899,000	2,317,948
Subordinated Series 2022-SFR1 Class F
02/17/2041	4.880%	7,000,000	6,188,162
Subordinated Series 2022-SFR3 Class F
04/17/2039	6.600%	5,560,000	5,272,406
Progress Residential Trust(a),(i)
Subordinated Series 2020-SFR2 Class GREG
06/17/2037	0.000%	5,154,026	4,706,580
Progress Residential Trust
Subordinated Series 2022-SFR2 Class E1
04/17/2027	4.550%	3,100,000	2,851,882
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	797,000	784,427
SLG Office Trust(a)
Series 2021-OVA Class A
07/15/2041	2.585%	5,710,000	4,804,905
Starwood Waypoint Homes Trust(d),(f)
Series 2019-STL Class A
10/11/2026	7.250%	2,300,000	2,300,000
TPI Re-REMIC Trust(a),(i)
Series 2022-FRR1 Class DK33
07/25/2046	0.000%	3,500,000	3,223,896
Series 2022-FRR1 Class DK34
07/25/2046	0.000%	7,175,000	6,608,986
Series 2022-FRR1 Class DK35
08/25/2046	0.000%	2,639,000	2,430,817
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6 Class A4
04/10/2046	3.244%	857,000	848,030
Wachovia Bank Commercial Mortgage Trust(a),(c),(g)
CMO Series 2004-C12 Class
07/15/2041	0.845%	944,434	2,174
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	446,582	4
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-SAVE Class A
1-month USD LIBOR + 1.150% Floor 1.150% 02/15/2040	2.474%	2,368,002	2,273,281
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $314,459,029)			292,461,325

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.0%
ING Groep NV(j)
12/31/2049	3.875%	1,500,000	1,089,046
Westpac Banking Corp.
Subordinated
07/24/2039	4.421%	346,000	309,930
Total			1,398,976
Total Convertible Bonds (Cost $1,846,000)			1,398,976

Corporate Bonds & Notes 30.3%

Aerospace & Defense 0.4%
Airbus Group SE(a)
04/10/2027	3.150%	409,000	393,758
04/10/2047	3.950%	150,000	131,793
BAE Systems PLC(a)
02/15/2031	1.900%	417,000	334,164
09/15/2050	3.000%	209,000	148,453
Boeing Co. (The)
02/01/2024	1.950%	1,463,000	1,413,162
02/04/2024	1.433%	2,073,000	1,983,134
02/01/2026	2.750%	1,417,000	1,315,652
02/04/2026	2.196%	3,370,000	3,041,338
05/01/2026	3.100%	1,700,000	1,591,106
05/01/2027	5.040%	495,000	488,989
03/01/2028	3.250%	998,000	896,045
02/01/2035	3.250%	1,090,000	829,706
02/01/2050	3.750%	1,948,000	1,373,615
Lockheed Martin Corp.
05/15/2036	4.500%	400,000	399,691
Northrop Grumman Corp.
05/01/2030	4.400%	3,162,000	3,159,903
Raytheon Technologies Corp.
03/15/2024	3.200%	175,000	174,535
04/15/2047	4.350%	180,000	166,366
Spirit AeroSystems, Inc.(a)
04/15/2025	7.500%	595,000	556,022
TransDigm, Inc.(a)
03/15/2026	6.250%	685,000	661,920
TransDigm, Inc.
11/15/2027	5.500%	685,000	583,312
United Technologies Corp.
11/16/2028	4.125%	378,000	373,442
06/01/2042	4.500%	153,000	145,774
05/15/2045	4.150%	199,000	176,825
11/01/2046	3.750%	450,000	382,686
Total			20,721,391
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Agencies 0.1%
Crowley Conro LLC
08/15/2043	4.181%	649,314	650,630
Israel Government AID Bond(k)
11/01/2024	0.000%	5,000,000	4,625,130
Total			5,275,760
Airlines 0.4%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,425,252	1,292,611
Series 2017-1 Class A
01/15/2030	3.550%	446,515	397,526
Series 2017-1 Class AA
01/15/2030	3.300%	315,187	281,241
American Airlines Pass-Through Trust
Series 2016-3 Class AA
10/15/2028	3.000%	2,429,300	2,156,266
Series 2017-1 Class AA
02/15/2029	3.650%	519,645	475,492
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	900,000	829,176
04/20/2029	5.750%	680,000	580,586
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	503,216	441,838
Series 2018-1 Class AA
09/20/2031	3.800%	362,913	338,316
Series 2019-1 Class AA
12/15/2032	3.300%	600,122	538,057
Continental Airlines Pass-Through Trust
10/29/2024	4.000%	104,306	99,351
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	4,076,000	3,959,088
10/20/2028	4.750%	5,242,000	4,947,598
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	239,365	216,323
United Airlines Pass-Through Trust
Series 2016-2 Class A
04/07/2030	3.100%	1,074,591	891,954
United Airlines, Inc.(a)
04/15/2026	4.375%	1,040,000	922,398
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	190,294	180,850
03/01/2026	4.600%	241,557	214,521
Series 2016-1 Class AA
07/07/2028	3.100%	610,042	548,717

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-1 Class B
01/07/2026	3.650%	86,120	75,481
Series 2018-1 Class A
03/01/2030	3.700%	1,496,844	1,320,909
Series 2018-1 Class AA
03/01/2030	3.500%	683,795	614,093
Series 2019-1 Class A
08/25/2031	4.550%	797,180	693,205
Series 2019-1 Class AA
08/25/2031	4.150%	891,892	830,655
Total			22,846,252
Apartment REIT 0.2%
American Homes 4 Rent LP
04/15/2032	3.625%	1,781,000	1,558,610
04/15/2052	4.300%	800,000	642,388
ERP Operating LP
12/01/2028	4.150%	164,000	160,538
Essex Portfolio LP
03/01/2028	1.700%	2,330,000	1,999,392
01/15/2031	1.650%	307,000	239,370
06/15/2031	2.550%	917,000	766,159
03/15/2032	2.650%	295,000	244,089
Invitation Homes Operating Partnership LP
04/15/2032	4.150%	1,781,000	1,616,105
Mid-America Apartments LP
10/15/2023	4.300%	913,000	918,007
11/15/2025	4.000%	1,090,000	1,081,059
03/15/2029	3.950%	895,000	854,241
UDR, Inc.
09/01/2026	2.950%	363,000	341,111
01/15/2030	3.200%	188,000	169,057
08/15/2031	3.000%	115,000	98,248
08/01/2032	2.100%	266,000	207,428
Total			10,895,802
Automotive 0.8%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	1,055,000	926,299
Allison Transmission, Inc.(a)
06/01/2029	5.875%	1,030,000	957,111
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	1,805,000	1,598,138
BMW US Capital LLC(a)
09/15/2023	2.250%	245,000	242,193
Clarios Global LP(a)
05/15/2025	6.750%	741,000	733,861
Daimler Trucks Finance North America LLC(a)
04/07/2025	3.500%	400,000	392,062
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dana, Inc.
06/15/2028	5.625%	1,060,000	916,837
Ford Motor Co.
01/15/2043	4.750%	727,000	518,219
Ford Motor Credit Co. LLC
11/13/2025	3.375%	2,205,000	1,985,224
01/08/2026	4.389%	1,685,000	1,555,683
08/10/2026	2.700%	3,257,000	2,776,750
01/09/2027	4.271%	201,000	180,038
08/17/2027	4.125%	2,245,000	1,976,659
02/10/2029	2.900%	2,403,000	1,883,962
05/03/2029	5.113%	2,055,000	1,841,452
06/17/2031	3.625%	2,435,000	1,886,289
General Motors Co.
10/01/2025	6.125%	590,000	610,075
General Motors Financial Co., Inc.
10/15/2024	1.200%	830,000	771,750
04/07/2025	3.800%	195,000	190,380
01/08/2026	1.250%	2,427,000	2,133,168
04/09/2027	5.000%	1,803,000	1,768,420
01/08/2031	2.350%	1,398,000	1,085,838
06/10/2031	2.700%	400,000	316,272
01/12/2032	3.100%	958,000	769,925
Goodyear Tire & Rubber Co. (The)
05/31/2025	9.500%	385,000	398,238
07/15/2029	5.000%	630,000	525,107
04/30/2031	5.250%	495,000	402,496
07/15/2031	5.250%	695,000	562,428
Hyundai Capital America(a)
11/10/2022	1.150%	622,000	616,539
01/08/2024	0.800%	1,712,000	1,627,142
10/15/2025	1.800%	208,000	190,337
01/08/2026	1.300%	2,346,000	2,091,710
06/15/2026	1.500%	1,710,000	1,514,361
02/10/2027	3.000%	315,000	290,051
10/15/2027	2.375%	218,000	191,833
01/10/2028	1.800%	331,000	280,876
06/15/2028	2.000%	886,000	748,584
Nissan Motor Co., Ltd.(a)
09/17/2027	4.345%	762,000	697,511
09/17/2030	4.810%	454,000	401,624
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	556,000	535,873
Toyota Motor Credit Corp.
06/30/2025	3.950%	2,758,000	2,771,448
06/29/2029	4.450%	917,000	928,581
Total			42,791,344
Banking 8.0%
ABN AMRO Bank NV(a),(j)
12/13/2029	2.470%	600,000	511,155

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
03/13/2037	3.324%	1,000,000	803,122
AIB Group PLC(a)
10/12/2023	4.750%	875,000	875,744
AIB Group PLC(a),(j)
04/10/2025	4.263%	655,000	644,155
American Express Co.
03/04/2027	2.550%	2,595,000	2,418,893
Subordinated
12/05/2024	3.625%	170,000	169,101
ANZ New Zealand International Ltd.(a)
02/13/2030	2.550%	298,000	260,576
ASB Bank Ltd.(a)
05/23/2024	3.125%	293,000	289,493
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	222,938
Banco Santander SA
05/28/2025	2.746%	1,000,000	948,584
03/25/2026	1.849%	1,000,000	899,700
Subordinated
12/03/2030	2.749%	800,000	635,437
Banco Santander SA(j)
09/14/2027	1.722%	2,600,000	2,257,450
Subordinated
11/22/2032	3.225%	1,800,000	1,436,950
Bank of America Corp.(j)
12/20/2023	3.004%	3,539,000	3,526,577
07/23/2024	3.864%	250,000	248,892
10/01/2025	3.093%	737,000	714,680
12/06/2025	1.530%	6,328,000	5,888,646
04/02/2026	3.384%	9,817,000	9,515,931
06/19/2026	1.319%	1,190,000	1,082,517
03/11/2027	1.658%	7,068,000	6,353,907
07/22/2027	1.734%	5,365,000	4,781,466
02/04/2028	2.551%	1,545,000	1,405,965
04/24/2028	3.705%	1,800,000	1,714,711
12/20/2028	3.419%	5,296,000	4,932,984
02/13/2031	2.496%	4,192,000	3,547,650
04/29/2031	2.592%	686,000	581,819
07/23/2031	1.898%	715,000	572,063
10/24/2031	1.922%	1,490,000	1,187,546
04/22/2032	2.687%	14,748,000	12,392,363
10/20/2032	2.572%	5,315,000	4,385,619
02/04/2033	2.972%	2,904,000	2,475,275
06/19/2041	2.676%	4,775,000	3,446,000
Bank of America Corp.
04/19/2026	3.500%	455,000	443,510
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America NA
Subordinated
10/15/2036	6.000%	350,000	384,102
Bank of Montreal(j)
Subordinated
12/15/2032	3.803%	199,000	184,782
Bank of New York Mellon Corp. (The)
08/16/2023	2.200%	375,000	371,021
Bank of New York Mellon Corp. (The)(j)
06/13/2033	4.289%	4,501,000	4,411,434
Bank of Nova Scotia (The)
04/11/2025	3.450%	1,150,000	1,134,539
Subordinated
12/16/2025	4.500%	260,000	260,319
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	300,000	299,837
10/04/2026	1.604%	745,000	666,497
Barclays PLC(j)
12/10/2024	1.007%	577,000	547,636
BBVA USA
08/27/2024	2.500%	307,000	299,105
BNP Paribas SA(a),(j)
06/09/2026	2.219%	1,291,000	1,198,007
01/13/2027	1.323%	230,000	203,113
01/13/2031	3.052%	341,000	295,197
Subordinated
08/12/2035	2.588%	488,000	384,775
BNZ International Funding Ltd.(a)
11/03/2022	2.650%	350,000	349,618
BPCE SA(a)
01/20/2026	1.000%	401,000	356,283
Subordinated
07/11/2024	4.625%	300,000	298,795
BPCE SA(a),(j)
10/06/2026	1.652%	284,000	254,545
01/20/2032	2.277%	855,000	679,296
Subordinated
10/19/2032	3.116%	1,900,000	1,529,405
BPCE SA
12/02/2026	3.375%	700,000	669,578
Capital One Financial Corp.
01/29/2024	3.900%	367,000	367,070
Subordinated
10/29/2025	4.200%	239,000	235,510
Capital One Financial Corp.(j)
11/02/2027	1.878%	450,000	394,146

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(j)
04/24/2025	3.352%	645,000	632,466
05/24/2025	4.140%	1,620,000	1,614,725
01/25/2026	2.014%	4,135,000	3,877,168
04/08/2026	3.106%	2,000,000	1,923,113
06/09/2027	1.462%	1,040,000	919,104
02/24/2028	3.070%	690,000	639,447
05/24/2028	4.658%	2,733,000	2,713,042
07/24/2028	3.668%	1,140,000	1,077,900
04/23/2029	4.075%	500,000	475,715
03/20/2030	3.980%	1,300,000	1,216,390
01/29/2031	2.666%	2,000,000	1,698,480
11/03/2032	2.520%	2,275,000	1,844,483
05/24/2033	4.910%	3,893,000	3,842,939
01/24/2039	3.878%	1,735,000	1,501,702
Citigroup, Inc.
12/01/2025	7.000%	765,000	821,299
10/21/2026	3.200%	1,616,000	1,537,523
01/15/2028	6.625%	215,000	236,315
Citizens Bank NA
03/29/2023	3.700%	250,000	250,467
Citizens Financial Group, Inc.
02/06/2030	2.500%	188,000	158,074
Comerica, Inc.
02/01/2029	4.000%	239,000	231,997
Commonwealth Bank of Australia(a)
Subordinated
03/11/2041	3.305%	530,000	402,870
Cooperatieve Rabobank UA(a),(j)
04/06/2028	3.649%	6,891,000	6,544,625
04/06/2033	3.758%	3,266,000	2,941,783
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	589,000	583,296
07/21/2026	3.750%	712,000	678,725
Credit Agricole SA(a),(j)
06/16/2026	1.907%	1,130,000	1,040,513
01/26/2027	1.247%	1,790,000	1,578,159
Subordinated
01/10/2033	4.000%	1,634,000	1,495,248
Credit Agricole SA(a)
Subordinated
03/17/2025	4.375%	340,000	334,347
01/14/2030	3.250%	685,000	586,410
01/11/2041	2.811%	250,000	172,634
Credit Suisse AG
02/21/2025	3.700%	4,055,000	3,969,647
04/09/2025	2.950%	925,000	885,195
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Group AG(a),(j)
09/11/2025	2.593%	770,000	724,977
06/05/2026	2.193%	580,000	528,486
02/02/2027	1.305%	1,390,000	1,196,119
01/12/2029	3.869%	250,000	225,082
05/14/2032	3.091%	3,525,000	2,819,075
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	650,000	645,804
03/26/2025	3.750%	250,000	242,334
Danske Bank A/S(a),(j)
12/08/2023	1.171%	812,000	801,544
Deutsche Bank AG(j)
11/24/2026	2.129%	945,000	840,010
01/07/2028	2.552%	250,000	216,293
Subordinated
01/07/2033	3.742%	4,837,000	3,576,136
Deutsche Bank AG/New York(j)
09/18/2024	2.222%	1,995,000	1,927,896
DNB Bank ASA(a),(j)
03/30/2028	1.605%	685,000	597,593
Federation des Caisses Desjardins du Quebec(a)
02/10/2025	2.050%	682,000	643,755
Fifth Third Bancorp
01/25/2024	3.650%	179,000	178,280
Goldman Sachs Group, Inc. (The)(j)
09/10/2024	0.657%	4,461,000	4,272,108
10/21/2024	0.925%	8,926,000	8,546,228
01/24/2025	1.757%	4,847,000	4,664,039
09/29/2025	3.272%	887,000	862,741
03/09/2027	1.431%	2,635,000	2,342,743
10/21/2027	1.948%	2,208,000	1,955,244
02/24/2028	2.640%	1,700,000	1,541,829
03/15/2028	3.615%	770,000	729,614
06/05/2028	3.691%	1,301,000	1,233,216
04/22/2032	2.615%	7,705,000	6,392,629
07/21/2032	2.383%	3,630,000	2,938,091
10/21/2032	2.650%	5,025,000	4,142,479
02/24/2033	3.102%	3,473,000	2,969,979
02/24/2043	3.436%	200,000	157,349
Goldman Sachs Group, Inc. (The)
01/23/2025	3.500%	197,000	194,734
05/22/2025	3.750%	4,028,000	3,983,182
11/16/2026	3.500%	900,000	864,860
01/26/2027	3.850%	723,000	699,466
02/07/2030	2.600%	1,699,000	1,448,319
Subordinated
10/21/2025	4.250%	531,000	527,736

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	19

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC(j)
05/18/2024	3.950%	224,000	223,079
11/22/2027	2.251%	2,215,000	1,973,516
03/13/2028	4.041%	1,007,000	956,532
09/22/2028	2.013%	2,500,000	2,139,167
08/17/2029	2.206%	1,330,000	1,117,057
08/18/2031	2.357%	1,420,000	1,152,586
05/24/2032	2.804%	3,240,000	2,659,964
11/22/2032	2.871%	1,830,000	1,498,993
HSBC Holdings PLC
Subordinated
03/14/2024	4.250%	1,648,000	1,641,515
ING Groep NV(j)
03/28/2026	3.869%	298,000	292,284
04/01/2027	1.726%	275,000	245,709
ING Groep NV(a),(j)
07/01/2026	1.400%	930,000	844,234
Intesa Sanpaolo SpA(a),(j)
Subordinated
06/01/2042	4.950%	2,956,000	2,016,151
JPMorgan Chase & Co.(j)
10/15/2025	2.301%	559,000	532,802
12/10/2025	1.561%	13,932,000	13,049,656
04/22/2026	2.083%	1,137,000	1,065,235
11/19/2026	1.045%	4,970,000	4,423,263
02/04/2027	1.040%	8,912,000	7,876,980
09/22/2027	1.470%	2,217,000	1,944,801
04/26/2028	4.323%	4,479,000	4,410,349
06/01/2028	2.182%	2,730,000	2,431,260
06/14/2030	4.565%	2,253,000	2,215,104
04/26/2033	4.586%	1,376,000	1,353,021
Lloyds Banking Group PLC(j)
03/18/2026	3.511%	290,000	282,534
05/11/2027	1.627%	356,000	316,627
Lloyds Banking Group PLC
03/22/2028	4.375%	392,000	380,680
Subordinated
12/10/2025	4.582%	500,000	490,813
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	327,000	326,370
01/15/2026	3.900%	370,000	366,067
Macquarie Bank Ltd.(a),(j)
Subordinated
03/03/2036	3.052%	280,000	224,672
Macquarie Group Ltd.(a),(j)
01/12/2027	1.340%	196,000	172,749
01/15/2030	5.033%	390,000	388,902
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mitsubishi UFJ Financial Group, Inc.
07/26/2023	3.761%	228,000	227,785
09/13/2023	2.527%	384,000	380,272
03/07/2024	3.407%	257,000	255,153
02/25/2025	2.193%	2,080,000	1,975,907
07/17/2030	2.048%	549,000	448,171
07/18/2039	3.751%	710,000	617,047
Mitsubishi UFJ Financial Group, Inc.(j)
07/19/2025	0.953%	4,236,000	3,955,673
07/20/2027	1.538%	1,607,000	1,419,506
10/13/2027	1.640%	2,467,000	2,175,474
01/19/2028	2.341%	1,408,000	1,271,936
07/20/2032	2.309%	2,883,000	2,347,849
10/13/2032	2.494%	807,000	666,405
Mizuho Financial Group, Inc.(j)
05/25/2026	2.226%	1,150,000	1,076,041
05/22/2027	1.234%	1,129,000	986,514
09/13/2030	2.869%	219,000	190,556
Morgan Stanley(j)
01/25/2024	0.529%	523,000	513,089
01/22/2025	0.791%	6,591,000	6,235,940
04/17/2025	3.620%	855,000	844,736
05/30/2025	0.790%	5,742,000	5,349,962
10/21/2025	0.864%	1,772,000	1,635,338
04/28/2026	2.188%	4,405,000	4,131,505
12/10/2026	0.985%	4,533,000	4,017,706
07/20/2027	1.512%	3,466,000	3,047,198
01/21/2028	2.475%	886,000	805,871
04/20/2028	4.210%	4,269,000	4,176,364
07/22/2028	3.591%	889,000	841,329
01/24/2029	3.772%	333,000	316,543
01/23/2030	4.431%	1,547,000	1,501,536
02/13/2032	1.794%	5,470,000	4,306,869
04/28/2032	1.928%	5,000,000	3,966,558
07/21/2032	2.239%	3,974,000	3,229,129
10/20/2032	2.511%	1,380,000	1,142,691
01/21/2033	2.943%	291,000	249,468
04/22/2039	4.457%	630,000	589,133
Morgan Stanley
07/23/2025	4.000%	2,053,000	2,053,621
01/27/2045	4.300%	500,000	449,712
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	1,000,000	804,062
National Australia Bank Ltd.(a),(j)
Subordinated
08/02/2034	3.933%	935,000	848,600
Nationwide Building Society(a)
08/28/2025	1.000%	203,000	184,331
NatWest Group PLC(j)
09/30/2028	5.516%	3,700,000	3,730,121
NatWest Markets PLC(a)
09/29/2026	1.600%	1,530,000	1,350,282

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nordea Bank Abp(a)
Subordinated
09/21/2022	4.250%	310,000	310,311
Northern Trust Corp.(j)
Subordinated
05/08/2032	3.375%	231,000	217,826
PNC Bank NA
Subordinated
01/30/2023	2.950%	285,000	284,329
Royal Bank of Canada
10/05/2023	3.700%	341,000	343,158
Royal Bank of Scotland Group PLC
09/12/2023	3.875%	425,000	423,926
04/05/2026	4.800%	1,100,000	1,096,101
Royal Bank of Scotland Group PLC(j)
03/22/2025	4.269%	340,000	336,441
05/22/2028	3.073%	1,690,000	1,536,640
05/08/2030	4.445%	208,000	196,449
Subordinated
11/01/2029	3.754%	273,000	262,026
Santander UK Group Holdings PLC(j)
06/14/2027	1.673%	2,071,000	1,809,810
01/11/2028	2.469%	420,000	372,529
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	640,000	631,284
Societe Generale SA(a)
01/22/2025	2.625%	857,000	816,067
01/22/2030	3.000%	354,000	301,812
Subordinated
04/14/2025	4.250%	900,000	882,986
Societe Generale SA(a),(j)
12/14/2026	1.488%	2,401,000	2,117,777
01/19/2028	2.797%	1,910,000	1,705,926
06/09/2032	2.889%	1,240,000	990,840
SouthTrust Bank
Subordinated
05/15/2025	7.690%	500,000	539,285
Standard Chartered PLC(a),(j)
01/30/2026	2.819%	494,000	468,919
01/14/2027	1.456%	460,000	406,262
Subordinated
03/15/2033	4.866%	700,000	658,910
Sumitomo Mitsui Financial Group, Inc.
07/08/2025	1.474%	563,000	518,521
07/14/2026	2.632%	201,000	188,003
09/17/2026	1.402%	2,550,000	2,255,579
10/19/2026	3.010%	297,000	280,676
09/17/2028	1.902%	5,680,000	4,816,762
07/16/2029	3.040%	769,000	685,164
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SunTrust Bank
Subordinated
05/15/2026	3.300%	200,000	192,853
SunTrust Banks, Inc.
05/01/2025	4.000%	191,000	191,421
Toronto-Dominion Bank (The)
06/08/2032	4.456%	2,703,000	2,672,799
Truist Financial Corp.(j)
06/06/2028	4.123%	3,170,000	3,129,865
U.S. Bancorp
Subordinated
04/27/2026	3.100%	251,000	242,115
UBS Group AG(a),(j)
05/12/2026	4.488%	2,348,000	2,339,102
01/30/2027	1.364%	358,000	317,332
08/10/2027	1.494%	3,564,000	3,112,727
05/12/2028	4.751%	3,805,000	3,764,587
08/13/2030	3.126%	4,930,000	4,366,421
02/11/2033	2.746%	2,500,000	2,034,719
02/11/2043	3.179%	520,000	395,047
UBS Group Funding Switzerland AG(a),(j)
08/15/2023	2.859%	200,000	199,927
UBS Group Funding Switzerland AG(a)
09/24/2025	4.125%	399,000	395,788
UniCredit SpA(a),(j)
09/22/2026	2.569%	1,095,000	982,405
Wells Fargo & Co.
09/29/2025	3.550%	682,000	669,547
Subordinated
06/03/2026	4.100%	265,000	260,485
06/14/2046	4.400%	238,000	206,415
Wells Fargo & Co.(j)
02/11/2026	2.164%	273,000	257,023
04/25/2026	3.908%	4,394,000	4,323,489
06/17/2027	3.196%	2,620,000	2,483,513
03/24/2028	3.526%	9,303,000	8,827,736
06/02/2028	2.393%	491,000	440,027
02/11/2031	2.572%	2,845,000	2,446,062
04/30/2041	3.068%	4,687,000	3,653,012
Westpac Banking Corp.
05/13/2026	2.850%	170,000	163,095
11/20/2028	1.953%	200,000	174,429
Westpac Banking Corp.(j)
Subordinated
02/04/2030	2.894%	1,630,000	1,544,726
11/23/2031	4.322%	600,000	577,870
Total			420,549,311

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	21

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.3%
Brookfield Finance LLC
04/15/2050	3.450%	211,000	149,860
Brookfield Finance, Inc.
03/29/2029	4.850%	385,000	380,448
09/20/2047	4.700%	76,000	66,739
Invesco Finance PLC
01/15/2026	3.750%	193,000	190,352
KKR Group Finance Co. XII LLC(a)
05/17/2032	4.850%	3,320,000	3,261,350
LPL Holdings, Inc.(a)
03/15/2029	4.000%	495,000	425,795
LSEGA Financing PLC(a)
04/06/2028	2.000%	721,000	632,189
Nomura Holdings, Inc.
01/16/2025	2.648%	354,000	335,156
07/16/2030	2.679%	290,000	237,514
Nomura Holdings, Inc.(h)
07/03/2025	5.099%	3,711,000	3,727,365
07/06/2027	5.386%	3,241,000	3,241,697
07/06/2029	5.605%	3,711,000	3,712,357
Total			16,360,822
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	885,000	763,693
Cemex SAB de CV(a)
07/11/2031	3.875%	200,000	150,562
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	298,455
Masco Corp.
10/01/2030	2.000%	400,000	315,891
08/15/2032	6.500%	184,000	201,255
PGT Innovations, Inc.(a)
10/01/2029	4.375%	640,000	504,722
SRS Distribution, Inc.(a)
07/01/2028	4.625%	630,000	550,276
Standard Industries, Inc.(a)
01/15/2028	4.750%	1,590,000	1,359,453
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	1,020,000	900,014
Total			5,044,321
Cable and Satellite 0.8%
Altice Financing SA(a)
01/15/2028	5.000%	600,000	484,079
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	1,215,000	1,146,476
06/01/2029	5.375%	4,990,000	4,546,464
03/01/2030	4.750%	4,595,000	3,930,174
Charter Communications Operating LLC/Capital
04/01/2038	5.375%	286,000	254,779
06/01/2041	3.500%	1,177,000	828,447
03/01/2042	3.500%	3,911,000	2,722,777
03/01/2050	4.800%	392,000	310,566
04/01/2051	3.700%	430,000	292,132
06/01/2052	3.900%	3,423,000	2,389,480
Comcast Corp.
03/01/2026	3.150%	212,000	206,690
02/15/2031	1.500%	1,022,000	820,483
08/15/2034	4.200%	400,000	385,275
03/01/2038	3.900%	2,000,000	1,812,916
11/01/2039	3.250%	640,000	526,089
04/01/2040	3.750%	760,000	666,565
11/01/2049	3.999%	170,000	148,478
02/01/2050	3.450%	181,000	144,145
11/01/2051	2.887%	1,533,000	1,096,302
11/01/2052	4.049%	142,000	124,435
11/01/2056	2.937%	1,745,000	1,210,936
08/15/2062	2.650%	2,217,000	1,426,715
11/01/2063	2.987%	978,000	668,138
Cox Communications, Inc.(a)
10/01/2030	1.800%	402,000	317,960
10/01/2050	2.950%	290,000	192,327
CSC Holdings LLC
06/01/2024	5.250%	970,000	907,864
CSC Holdings LLC(a)
02/01/2029	6.500%	2,847,000	2,589,773
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	1,025,000	874,471
DISH DBS Corp.
11/15/2024	5.875%	2,105,000	1,784,876
07/01/2026	7.750%	3,145,000	2,440,916
Hughes Satellite Systems Corp.
08/01/2026	6.625%	1,185,000	1,037,062
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	1,855,000	1,720,824
07/15/2028	4.000%	435,000	376,394
07/01/2029	5.500%	1,235,000	1,133,197
TCI Communications, Inc.
02/15/2028	7.125%	415,000	468,530
Time Warner Cable LLC
05/01/2037	6.550%	205,000	205,268
06/15/2039	6.750%	477,000	477,657
Videotron Ltd.(a)
06/15/2024	5.375%	960,000	959,951
04/15/2027	5.125%	690,000	642,145

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	910,000	815,318
Total			43,087,074
Chemicals 0.3%
Air Liquide Finance SA(a)
09/27/2023	2.250%	315,000	311,435
Air Products & Chemicals, Inc.
05/15/2027	1.850%	566,000	515,471
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,435,000	1,280,379
Braskem Idesa SAPI(a)
02/20/2032	6.990%	247,000	192,370
Chemours Co. (The)(a)
11/15/2028	5.750%	1,595,000	1,359,165
Chevron Phillips Chemical Co. LLC /LP(a)
04/01/2025	5.125%	346,000	356,737
CVR Partners LP/Nitrogen Finance Corp.(a)
06/15/2028	6.125%	820,000	751,011
Dow Chemical Co. (The)
11/01/2029	7.375%	1,190,000	1,373,962
11/15/2050	3.600%	904,000	690,145
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,460,000	1,207,365
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	990,000	831,615
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	302,000	260,026
11/15/2040	3.268%	172,000	130,664
12/01/2050	3.468%	390,000	284,055
LYB International Finance III LLC
10/01/2025	1.250%	368,000	333,012
Nutrien Ltd.
04/01/2029	4.200%	155,000	150,557
03/15/2035	4.125%	239,000	221,480
04/01/2049	5.000%	220,000	218,599
Olin Corp.
08/01/2029	5.625%	455,000	405,552
PPG Industries, Inc.
03/15/2026	1.200%	213,000	190,868
Rohm and Haas Co.
07/15/2029	7.850%	1,127,000	1,340,135
Trinseo Materials Operating SCA/Finance, Inc.(a)
09/01/2025	5.375%	1,210,000	1,032,362
Union Carbide Corp.
10/01/2096	7.750%	920,000	1,122,688
Westlake Corp.
08/15/2026	3.600%	972,000	946,368
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace Holdings LLC(a)
10/01/2024	5.625%	805,000	788,329
Total			16,294,350
Construction Machinery 0.2%
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,020,000	933,543
John Deere Capital Corp.
03/07/2025	2.125%	1,336,000	1,290,474
03/08/2027	2.350%	2,222,000	2,085,148
United Rentals North America, Inc.
01/15/2028	4.875%	2,150,000	2,035,672
01/15/2030	5.250%	765,000	710,033
02/15/2031	3.875%	1,055,000	891,113
Total			7,945,983
Consumer Cyclical Services 0.2%
ADT Security Corp. (The)(a)
07/15/2032	4.875%	580,000	462,711
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	920,000	755,708
06/01/2028	4.625%	910,000	752,992
Arches Buyer, Inc.(a)
06/01/2028	4.250%	1,295,000	1,056,888
Booking Holdings, Inc.
03/15/2023	2.750%	321,000	320,014
Ford Foundation (The)
06/01/2070	2.815%	440,000	299,313
Garda World Security Corp(a)
02/15/2027	4.625%	1,050,000	902,286
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2026	5.750%	1,980,000	1,856,365
Service Corp. International
06/01/2029	5.125%	980,000	925,146
Staples, Inc.(a)
04/15/2026	7.500%	1,140,000	945,338
Uber Technologies, Inc.(a)
05/15/2025	7.500%	985,000	982,051
Total			9,258,812
Consumer Products 0.4%
ACCO Brands Corp.(a)
03/15/2029	4.250%	1,285,000	1,054,889
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	800,000	710,193
Central Garden & Pet Co.
10/15/2030	4.125%	1,255,000	1,040,473

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	23

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	1,055,000	953,621
Energizer Holdings, Inc.(a)
06/15/2028	4.750%	1,540,000	1,224,876
GSK Consumer Healthcare Capital US LLC(a)
03/24/2027	3.375%	2,130,000	2,038,312
03/24/2029	3.375%	1,895,000	1,771,418
03/24/2032	3.625%	3,268,000	3,015,459
03/24/2052	4.000%	1,479,000	1,274,870
Mattel, Inc.(a)
04/01/2029	3.750%	645,000	580,157
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	339,406
Natura Cosmeticos SA(a)
05/03/2028	4.125%	300,000	249,000
Prestige Brands, Inc.(a)
01/15/2028	5.125%	860,000	800,143
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	1,635,000	1,341,056
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	1,205,000	1,044,246
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,370,000	1,105,300
Valvoline, Inc.(a)
02/15/2030	4.250%	825,000	688,478
Total			19,231,897
Diversified Manufacturing 0.3%
Amsted Industries, Inc.(a)
07/01/2027	5.625%	850,000	808,111
BWX Technologies, Inc.(a)
06/30/2028	4.125%	705,000	628,036
04/15/2029	4.125%	545,000	482,896
Eaton Corp.
04/01/2024	7.625%	170,000	180,529
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,130,000	1,057,602
Griffon Corp.
03/01/2028	5.750%	1,440,000	1,307,146
Madison IAQ LLC(a)
06/30/2028	4.125%	1,365,000	1,130,827
Parker-Hannifin Corp.
09/15/2027	4.250%	2,703,000	2,688,867
09/15/2029	4.500%	1,803,000	1,793,969
Roper Technologies, Inc.
09/15/2027	1.400%	569,000	487,481
06/30/2030	2.000%	242,000	195,316
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TriMas Corp.(a)
04/15/2029	4.125%	725,000	618,251
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	790,000	705,517
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	1,805,000	1,784,662
WW Grainger, Inc.
06/15/2045	4.600%	200,000	191,374
Xylem, Inc.
01/30/2031	2.250%	176,000	146,540
Total			14,207,124
Electric 2.0%
AEP Transmission Co. LLC
09/15/2049	3.150%	440,000	335,852
08/15/2051	2.750%	600,000	421,399
AES Corp. (The)
01/15/2026	1.375%	1,917,000	1,691,338
Alabama Power Co.
02/15/2033	5.700%	467,000	510,372
05/15/2038	6.125%	70,000	77,095
07/15/2051	3.125%	360,000	269,908
Alexander Funding Trust(a)
11/15/2023	1.841%	1,567,000	1,495,986
Ameren Corp.
03/15/2027	1.950%	240,000	215,346
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	617,000	522,143
Ausgrid Finance Pty Ltd.(a)
05/01/2023	3.850%	850,000	849,809
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,326,000	1,130,224
08/15/2046	3.500%	376,000	308,950
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	333,000	335,009
02/01/2025	3.500%	180,000	179,899
Berkshire Hathaway Energy Co.(a)
05/01/2053	4.600%	197,000	190,091
Calpine Corp.(a)
06/01/2026	5.250%	360,000	344,250
02/15/2028	4.500%	1,115,000	1,014,857
CenterPoint Energy Houston Electric LLC
03/01/2052	3.600%	977,000	841,713
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	206,065
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	213,863

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumers Energy Co.
08/15/2052	2.650%	977,000	687,691
05/01/2060	2.500%	754,000	482,107
08/31/2064	4.350%	547,000	497,947
DTE Electric Co.
06/15/2042	3.950%	364,000	313,579
04/01/2043	4.000%	775,000	691,697
03/01/2050	2.950%	1,549,000	1,178,290
03/01/2052	3.650%	709,000	613,327
DTE Energy Co.
06/01/2025	1.050%	931,000	856,054
Duke Energy Carolinas LLC
12/01/2028	6.000%	205,000	221,793
04/15/2031	2.550%	900,000	788,320
03/15/2032	2.850%	1,644,000	1,458,600
12/15/2041	4.250%	313,000	289,427
03/15/2052	3.550%	1,192,000	990,326
Duke Energy Corp.
06/15/2031	2.550%	1,063,000	883,767
09/01/2046	3.750%	268,000	211,367
06/15/2051	3.500%	268,000	202,140
Duke Energy Florida LLC
12/15/2031	2.400%	1,322,000	1,130,343
Duke Energy Indiana LLC
05/15/2046	3.750%	188,000	159,379
04/01/2050	2.750%	1,905,000	1,346,561
Duke Energy Ohio, Inc.
02/01/2049	4.300%	295,000	268,181
Duke Energy Progress LLC
04/01/2035	5.700%	300,000	320,107
10/15/2046	3.700%	323,000	274,877
09/15/2047	3.600%	300,000	249,853
08/15/2050	2.500%	1,336,000	915,673
04/01/2052	4.000%	380,000	341,594
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	700,000	649,847
10/01/2030	2.532%	373,000	307,870
Emera US Finance LP
06/15/2046	4.750%	600,000	529,208
Enel Finance International NV(a)
04/06/2028	3.500%	335,000	310,696
07/12/2028	1.875%	1,636,000	1,376,171
07/12/2031	2.250%	1,764,000	1,387,634
Entergy Arkansas LLC
06/15/2051	2.650%	2,115,000	1,472,228
Entergy Arkansas, Inc.
04/01/2026	3.500%	307,000	302,694
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	425,177
03/15/2051	2.900%	620,000	448,410
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entergy Texas, Inc.
03/15/2031	1.750%	1,609,000	1,306,671
Eversource Energy
08/15/2026	1.400%	750,000	668,370
07/01/2027	4.600%	2,527,000	2,548,070
03/01/2032	3.375%	1,786,000	1,604,334
Exelon Corp.(a)
03/15/2052	4.100%	622,000	533,639
Exelon Generation Co. LLC
06/15/2042	5.600%	1,590,000	1,519,207
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	325,000	264,466
Florida Power & Light Co.
02/03/2032	2.450%	2,303,000	2,008,970
09/01/2035	5.400%	600,000	640,326
Fortis, Inc.
10/04/2026	3.055%	620,000	582,278
ITC Holdings Corp.
11/15/2022	2.700%	1,799,000	1,792,072
ITC Holdings Corp.(a)
05/14/2030	2.950%	530,000	467,077
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	260,000	256,723
03/01/2032	2.750%	1,453,000	1,234,982
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	158,788
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	774,170
06/15/2047	4.200%	400,000	358,968
Metropolitan Edison Co.(a)
01/15/2029	4.300%	1,558,000	1,533,142
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	659,347
08/01/2052	2.700%	1,150,000	831,380
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	255,000	248,978
Mississippi Power Co.
03/30/2028	3.950%	1,586,000	1,543,155
03/15/2042	4.250%	609,000	533,904
07/30/2051	3.100%	1,590,000	1,127,158
Nevada Power Co.
04/01/2036	6.650%	225,000	258,896
09/15/2040	5.375%	546,000	550,320
New England Power Co.(a)
12/05/2047	3.800%	168,000	138,067
NextEra Energy Capital Holdings, Inc.
07/15/2027	4.625%	1,836,000	1,859,850
07/15/2032	5.000%	826,000	846,216

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	25

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	717,087
Northern States Power Co.
04/01/2052	3.200%	895,000	712,698
06/01/2052	4.500%	440,000	432,405
NRG Energy, Inc.(a)
12/02/2025	2.000%	293,000	264,944
12/02/2027	2.450%	960,000	829,120
06/15/2029	4.450%	585,000	523,401
06/15/2029	5.250%	605,000	540,485
NRG Energy, Inc.
01/15/2027	6.625%	107,000	104,922
01/15/2028	5.750%	1,415,000	1,300,693
NSTAR Electric Co.
06/01/2051	3.100%	817,000	628,144
06/01/2052	4.550%	1,077,000	1,049,123
Ohio Power Co.
10/01/2051	2.900%	1,195,000	855,429
Oklahoma Gas and Electric Co.
05/26/2023	0.553%	30,000	29,156
Oncor Electric Delivery Co. LLC
03/15/2029	5.750%	155,000	167,657
11/15/2051	2.700%	851,000	615,933
Pacific Gas and Electric Co.
03/10/2023	1.367%	1,075,000	1,057,678
11/15/2023	1.700%	400,000	384,811
02/16/2024	3.250%	860,000	837,115
07/01/2025	3.450%	690,000	648,061
03/01/2026	2.950%	435,000	393,910
08/01/2027	2.100%	709,000	595,465
07/01/2040	4.500%	455,000	352,525
06/01/2041	4.200%	767,000	568,829
04/15/2042	4.450%	2,609,000	1,964,136
08/15/2042	3.750%	183,000	123,784
02/15/2044	4.750%	445,000	339,653
12/01/2047	3.950%	2,097,000	1,458,798
07/01/2050	4.950%	1,789,000	1,426,589
PacifiCorp
10/15/2037	6.250%	200,000	224,081
02/15/2050	4.150%	1,577,000	1,414,060
03/15/2051	3.300%	691,000	542,318
PECO Energy Co.
06/15/2050	2.800%	490,000	359,607
09/15/2051	2.850%	1,599,000	1,175,920
05/15/2052	4.600%	889,000	892,550
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	1,433,000	1,329,672
PG&E Corp.
07/01/2028	5.000%	816,000	701,356
07/01/2030	5.250%	610,000	501,476
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PG&E Wildfire Recovery Funding LLC
06/01/2036	4.263%	165,000	164,775
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	207,140
03/15/2043	4.150%	250,000	227,106
Public Service Co. of Colorado
01/15/2051	2.700%	505,000	361,653
Public Service Co. of New Hampshire
11/01/2023	3.500%	303,000	303,299
Public Service Co. of Oklahoma
08/15/2031	2.200%	884,000	738,317
08/15/2051	3.150%	895,000	657,342
Public Service Electric and Gas Co.
08/15/2031	1.900%	1,776,000	1,479,485
05/01/2050	2.700%	722,000	518,409
08/01/2050	2.050%	367,000	229,971
Public Service Enterprise Group, Inc.
08/15/2030	1.600%	1,022,000	812,948
11/15/2031	2.450%	1,145,000	958,491
Puget Sound Energy, Inc.
09/15/2051	2.893%	800,000	580,480
San Diego Gas & Electric Co.
06/01/2026	6.000%	690,000	739,072
08/15/2051	2.950%	535,000	396,798
Southern California Edison Co.
08/01/2025	3.700%	1,000,000	984,448
03/01/2028	3.650%	200,000	189,383
01/15/2036	5.550%	130,000	130,101
02/01/2038	5.950%	210,000	218,195
03/01/2048	4.125%	995,000	821,238
Southern Power Co.
09/15/2041	5.150%	398,000	374,934
Southwestern Electric Power Co.
04/01/2045	3.900%	428,000	343,926
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	318,962
Toledo Edison Co. (The)
05/15/2037	6.150%	205,000	226,902
Trans-Allegheny Interstate Line Co.(a)
06/01/2025	3.850%	627,000	617,349
Union Electric Co.
06/15/2027	2.950%	286,000	272,305
04/01/2052	3.900%	230,000	203,640
Virginia Electric and Power Co.
03/15/2023	2.750%	127,000	126,043
12/15/2050	2.450%	514,000	345,036
11/15/2051	2.950%	1,326,000	984,625
05/15/2052	4.625%	900,000	873,694

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,860,000	1,748,809
07/31/2027	5.000%	1,185,000	1,074,112
Wisconsin Electric Power Co.
06/01/2025	3.100%	192,000	188,546
Xcel Energy, Inc.
06/01/2032	4.600%	1,345,000	1,336,206
09/15/2041	4.800%	90,000	85,150
Total			106,489,109
Environmental 0.0%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	970,000	899,352
08/01/2028	4.000%	640,000	531,776
Republic Services, Inc.
02/15/2031	1.450%	378,000	296,507
Stericycle, Inc.(a)
01/15/2029	3.875%	795,000	656,108
Total			2,383,743
Finance Companies 1.0%
AerCap Ireland Capital DAC/Global Aviation Trust
01/23/2023	3.300%	935,000	932,554
07/03/2023	4.125%	500,000	496,065
09/15/2023	4.500%	2,905,000	2,896,900
10/29/2023	1.150%	5,404,000	5,158,163
02/15/2024	3.150%	2,875,000	2,793,421
08/14/2024	2.875%	632,000	605,071
01/15/2025	3.500%	218,000	208,911
07/15/2025	6.500%	1,285,000	1,313,520
04/03/2026	4.450%	400,000	382,717
10/29/2026	2.450%	190,000	165,405
10/29/2028	3.000%	235,000	197,700
01/30/2032	3.300%	1,230,000	980,201
Air Lease Corp.
07/03/2023	3.875%	341,000	339,285
09/15/2023	3.000%	177,000	174,326
03/01/2025	3.250%	220,000	210,116
07/01/2025	3.375%	515,000	485,375
01/15/2026	2.875%	749,000	687,665
10/01/2029	3.250%	225,000	187,448
Ares Capital Corp.
11/15/2031	3.200%	1,040,000	754,937
Aviation Capital Group LLC(a)
05/01/2023	3.875%	350,000	346,516
12/15/2024	5.500%	1,222,000	1,213,330
08/01/2025	4.125%	835,000	801,198
Avolon Holdings Funding Ltd.(a)
02/15/2025	2.875%	1,904,000	1,753,614
01/15/2026	5.500%	2,935,000	2,908,919
02/21/2026	2.125%	730,000	635,202
04/15/2026	4.250%	830,000	772,639
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/2026	4.375%	790,000	731,306
11/18/2027	2.528%	7,382,000	6,069,256
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	591,000	507,063
Blackstone Private Credit Fund(a)
11/22/2024	2.350%	1,653,000	1,514,802
12/15/2026	2.625%	1,267,000	1,056,716
03/15/2027	3.250%	1,831,000	1,554,089
01/15/2029	4.000%	2,834,000	2,321,705
Blackstone Secured Lending Fund
07/14/2023	3.650%	960,000	953,423
FS KKR Capital Corp.
07/15/2027	3.250%	191,000	162,494
Morgan Stanley Direct Lending Fund(a)
02/11/2027	4.500%	1,222,000	1,108,910
Navient Corp.
03/25/2024	6.125%	780,000	739,019
Owl Rock Capital Corp.
07/15/2026	3.400%	2,539,000	2,232,542
OWL Rock Core Income Corp.(a)
02/08/2027	4.700%	745,000	681,646
Owl Rock Technology Finance Corp.(a)
04/13/2027	3.125%	2,098,000	1,798,470
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	175,000	175,765
02/15/2024	5.500%	188,000	189,159
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	1,705,000	1,338,945
SMBC Aviation Capital Finance DAC(a)
07/15/2022	3.000%	693,000	693,213
Springleaf Finance Corp.
03/15/2025	6.875%	240,000	226,846
03/15/2026	7.125%	1,330,000	1,239,823
Total			52,696,390
Food and Beverage 0.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	4,385,000	4,209,253
02/01/2046	4.900%	5,351,000	5,046,900
Anheuser-Busch InBev Finance, Inc.
02/01/2044	4.625%	30,000	27,095
Anheuser-Busch InBev Worldwide, Inc.
04/15/2038	4.375%	2,644,000	2,418,812
06/01/2040	4.350%	505,000	452,346
07/15/2042	3.750%	813,000	662,278
10/06/2048	4.439%	455,000	400,190
04/15/2058	4.750%	100,000	90,192
Aramark Services, Inc.(a)
05/01/2025	6.375%	645,000	631,715

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	27

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bunge Ltd. Finance Corp.
08/17/2025	1.630%	1,549,000	1,426,209
Campbell Soup Co.
04/24/2030	2.375%	205,000	173,146
04/24/2050	3.125%	249,000	176,947
Cargill, Inc.(a)
03/01/2023	3.250%	140,000	139,846
07/23/2023	1.375%	1,193,000	1,170,214
11/01/2036	7.250%	300,000	360,184
04/22/2052	4.375%	160,000	153,394
Central American Bottling Corp/CBC Bottling Holdco SL/Beliv Holdco SL(a)
04/27/2029	5.250%	419,000	369,729
Coca-Cola Co. (The)
06/01/2030	1.650%	459,000	389,010
03/15/2031	1.375%	459,000	373,773
Coca-Cola Femsa SAB de CV
01/22/2030	2.750%	750,000	673,144
09/01/2032	1.850%	1,000,000	779,183
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	1,010,000	979,406
Diageo Capital PLC
09/29/2025	1.375%	1,020,000	952,358
Fomento Economico Mexicano SAB de CV
01/16/2050	3.500%	1,270,000	982,822
Keurig Dr Pepper, Inc.
05/25/2025	4.417%	60,000	60,543
06/15/2027	3.430%	135,000	128,985
04/15/2032	4.050%	450,000	421,093
Kraft Heinz Foods Co.
10/01/2039	4.625%	946,000	829,343
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	1,095,000	1,030,886
MARB BondCo PLC(a)
01/29/2031	3.950%	500,000	383,748
Mondelez International, Inc.
05/04/2025	1.500%	410,000	382,902
Performance Food Group, Inc.(a)
10/15/2027	5.500%	1,220,000	1,130,429
Post Holdings, Inc.(a)
03/01/2027	5.750%	544,000	527,059
04/15/2030	4.625%	915,000	771,941
Tyson Foods, Inc.
08/15/2044	5.150%	281,000	278,226
Viterra Finance BV(a)
04/21/2027	4.900%	2,327,000	2,261,223
04/21/2031	3.200%	417,000	338,839
04/21/2032	5.250%	2,882,000	2,685,582
Total			34,268,945
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.2%
Boyd Gaming Corp.
12/01/2027	4.750%	255,000	230,812
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	1,030,000	987,070
GLP Capital LP/Financing II, Inc.
01/15/2029	5.300%	900,000	856,942
International Game Technology PLC(a)
02/15/2025	6.500%	975,000	969,185
MGM Resorts International
04/15/2027	5.500%	1,130,000	1,019,825
Station Casinos LLC(a)
02/15/2028	4.500%	635,000	536,714
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	1,170,000	1,074,016
02/01/2027	5.750%	645,000	615,048
12/01/2029	4.625%	1,125,000	1,011,714
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	715,000	654,452
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	710,000	690,682
10/01/2029	5.125%	805,000	630,240
Total			9,276,700
Health Care 1.2%
Abbott Laboratories
01/30/2028	1.150%	266,000	231,752
11/30/2036	4.750%	297,000	314,982
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	1,415,000	1,323,803
AdaptHealth LLC(a)
08/01/2029	4.625%	915,000	752,231
Advocate Health & Hospitals Corp.
06/15/2030	2.211%	235,000	202,622
Ascension Health
11/15/2029	2.532%	341,000	306,954
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,400,000	1,281,779
Becton Dickinson and Co.
12/15/2024	3.734%	44,000	43,782
02/11/2031	1.957%	704,000	569,420
Boston Scientific Corp.
03/01/2039	4.550%	84,000	78,104
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	975,000	846,140
Children’s Hospital Corp. (The)
02/01/2050	2.585%	680,000	471,786

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Children’s Hospital/DC
07/15/2050	2.928%	760,000	540,821
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	1,095,000	926,710
01/15/2029	6.000%	1,250,000	1,030,096
Cigna Corp.
02/25/2026	4.500%	197,000	199,595
07/15/2046	4.800%	218,000	207,651
12/15/2048	4.900%	1,127,000	1,082,004
03/15/2050	3.400%	450,000	344,130
CommonSpirit Health
10/01/2025	1.547%	675,000	618,845
10/01/2030	2.782%	670,000	572,183
10/01/2050	3.910%	660,000	528,124
Cottage Health Obligated Group
11/01/2049	3.304%	610,000	482,457
CVS Health Corp.
08/15/2026	3.000%	958,000	917,939
03/25/2028	4.300%	2,026,000	2,005,929
03/25/2048	5.050%	2,077,000	1,987,177
CVS Pass-Through Trust(a)
10/10/2025	6.204%	90,052	90,819
01/10/2032	7.507%	92,640	100,882
01/10/2034	5.926%	651,122	665,986
01/10/2036	4.704%	1,610,682	1,564,342
08/11/2036	4.163%	141,098	138,777
Danaher Corp.
10/01/2050	2.600%	1,058,000	737,236
12/10/2051	2.800%	709,000	510,734
DaVita, Inc.(a)
06/01/2030	4.625%	2,070,000	1,613,628
DH Europe Finance II Sarl
11/15/2022	2.050%	1,417,000	1,411,968
11/15/2024	2.200%	2,439,000	2,340,831
Encompass Health Corp.
02/01/2028	4.500%	880,000	757,481
02/01/2030	4.750%	865,000	726,180
04/01/2031	4.625%	210,000	170,143
Hackensack Meridian Health, Inc.
09/01/2050	2.875%	1,000,000	722,318
Hartford HealthCare Corp.
07/01/2054	3.447%	1,350,000	1,094,488
HCA, Inc.
02/15/2026	5.875%	1,125,000	1,132,464
06/15/2026	5.250%	1,700,000	1,688,063
09/01/2028	5.625%	3,810,000	3,750,376
02/01/2029	5.875%	2,545,000	2,547,785
06/15/2029	4.125%	1,000,000	913,138
09/01/2030	3.500%	1,086,000	926,080
06/15/2039	5.125%	660,000	578,471
06/15/2047	5.500%	300,000	268,447
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/15/2051	3.500%	102,000	70,331
HCA, Inc.(a)
03/15/2052	4.625%	1,084,000	867,247
Hologic, Inc.(a)
02/15/2029	3.250%	1,480,000	1,264,491
IQVIA, Inc.(a)
05/15/2027	5.000%	1,628,000	1,540,296
Memorial Health Services
11/01/2049	3.447%	1,230,000	1,007,466
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	1,515,000	1,291,500
MultiCare Health System
08/15/2050	2.803%	570,000	407,715
NYU Langone Hospitals
07/01/2055	3.380%	550,000	414,095
Owens & Minor, Inc.
12/15/2024	4.375%	865,000	845,915
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	293,068
Quest Diagnostics, Inc.
06/30/2031	2.800%	179,000	153,638
STERIS Irish FinCo Unlimited, Co.
03/15/2051	3.750%	2,602,000	2,025,617
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	1,400,000	1,293,915
11/01/2027	5.125%	2,860,000	2,583,985
06/01/2029	4.250%	615,000	519,702
Thermo Fisher Scientific, Inc.
10/15/2028	1.750%	895,000	783,098
10/15/2031	2.000%	1,503,000	1,261,140
10/15/2041	2.800%	1,426,000	1,118,402
Universal Health Services, Inc.(a)
10/15/2030	2.650%	341,000	271,753
Yale-New Haven Health Services Corp.
07/01/2050	2.496%	950,000	647,879
Total			60,978,906
Healthcare Insurance 0.4%
Aetna, Inc.
12/15/2037	6.750%	201,000	228,258
Anthem, Inc.
12/01/2024	3.350%	350,000	345,632
03/01/2028	4.101%	193,000	190,952
12/01/2047	4.375%	94,000	87,013

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	29

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
12/15/2027	4.250%	1,045,000	975,780
07/15/2028	2.450%	4,912,000	4,097,350
12/15/2029	4.625%	2,305,000	2,149,383
02/15/2030	3.375%	2,085,000	1,768,255
10/15/2030	3.000%	972,000	805,633
UnitedHealth Group, Inc.
03/15/2026	3.100%	219,000	214,479
05/15/2029	4.000%	1,367,000	1,356,158
05/15/2032	4.200%	913,000	913,215
07/15/2035	4.625%	1,275,000	1,296,641
08/15/2039	3.500%	725,000	632,357
05/15/2040	2.750%	681,000	530,323
05/15/2041	3.050%	464,000	375,075
05/15/2050	2.900%	1,581,000	1,174,818
05/15/2051	3.250%	2,417,000	1,901,332
05/15/2052	4.750%	91,000	91,017
Total			19,133,671
Healthcare REIT 0.0%
HCP, Inc.
07/15/2029	3.500%	240,000	221,185
MPT Operating Partnership LP/Finance Corp.
08/01/2029	4.625%	850,000	750,434
Sabra Health Care LP
12/01/2031	3.200%	440,000	349,551
Total			1,321,170
Home Construction 0.0%
MDC Holdings, Inc.
01/15/2030	3.850%	1,900,000	1,578,383
Weekley Homes LLC/Finance Corp.(a)
09/15/2028	4.875%	1,025,000	812,954
Total			2,391,337
Independent Energy 0.6%
Aker BP ASA(a)
01/15/2030	3.750%	634,000	568,002
01/15/2031	4.000%	1,081,000	971,465
Antero Resources Corp.(a)
07/15/2026	8.375%	1,275,000	1,347,762
Baytex Energy Corp.(a)
04/01/2027	8.750%	500,000	498,796
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	1,195,000	1,139,980
CNX Resources Corp.(a)
01/15/2029	6.000%	830,000	771,903
Comstock Resources, Inc.(a)
03/01/2029	6.750%	805,000	722,849
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ConocoPhillips Co.(a)
03/15/2062	4.025%	488,000	416,936
Diamondback Energy, Inc.
12/01/2026	3.250%	235,000	229,364
03/24/2051	4.400%	901,000	770,238
Encana Corp.
11/01/2031	7.375%	627,000	691,990
Gulfport Energy Corp.
05/17/2026	8.000%	785,000	773,503
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	535,000	466,946
Lundin Energy Finance BV(a)
07/15/2026	2.000%	6,569,000	5,874,793
07/15/2031	3.100%	2,713,000	2,254,734
Marathon Oil Corp.
10/01/2037	6.600%	150,000	158,917
MEG Energy Corp.(a)
02/01/2027	7.125%	910,000	918,027
Occidental Petroleum Corp.
09/01/2025	5.875%	1,175,000	1,169,289
07/15/2027	8.500%	735,000	808,889
09/01/2030	6.625%	1,065,000	1,097,180
09/15/2031	7.875%	710,000	779,337
Pioneer Natural Resources Co.
08/15/2030	1.900%	1,944,000	1,587,368
01/15/2031	2.150%	1,803,000	1,485,787
Range Resources Corp.
05/15/2025	4.875%	1,440,000	1,405,985
Southwestern Energy Co.
10/01/2027	7.750%	1,075,000	1,100,834
02/01/2029	5.375%	1,000,000	929,144
Total			28,940,018
Integrated Energy 0.5%
BP Capital Markets America, Inc.
02/11/2026	3.410%	520,000	510,377
08/10/2030	1.749%	689,000	566,169
01/12/2032	2.721%	4,174,000	3,596,002
11/10/2050	2.772%	705,000	490,375
06/04/2051	2.939%	1,886,000	1,347,713
03/17/2052	3.001%	2,590,000	1,870,654
BP Capital Markets PLC
09/19/2027	3.279%	675,000	646,645
BP Capital Markets PLC(j)
12/31/2049	4.375%	3,790,000	3,578,718
12/31/2059	4.875%	3,065,000	2,681,875
Chevron Corp.
05/11/2027	1.995%	261,000	240,576

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chevron USA, Inc.
10/15/2029	3.250%	165,000	156,247
ENI SpA(a)
09/12/2023	4.000%	310,000	308,590
Exxon Mobil Corp.
03/19/2025	2.992%	528,000	520,289
08/16/2039	2.995%	815,000	665,924
08/16/2049	3.095%	346,000	269,680
04/15/2051	3.452%	2,494,000	2,047,832
Petro-Canada
05/15/2035	5.950%	250,000	260,600
Shell International Finance BV
11/26/2051	3.000%	2,000,000	1,492,001
Total Capital International SA
06/29/2041	2.986%	1,400,000	1,106,380
05/29/2050	3.127%	1,400,000	1,071,757
Total			23,428,404
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	1,145,000	984,817
Carnival Corp.(a)
08/01/2027	9.875%	1,325,000	1,291,663
08/01/2028	4.000%	820,000	672,654
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	1,230,000	1,166,134
Cinemark USA, Inc.(a)
05/01/2025	8.750%	670,000	679,827
07/15/2028	5.250%	415,000	333,151
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	805,000	791,671
10/15/2027	4.750%	915,000	814,191
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	975,000	967,888
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	1,040,000	990,954
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	600,000	608,963
Total			9,301,913
Life Insurance 0.7%
AIA Group Ltd.(a)
04/06/2028	3.900%	500,000	495,386
Subordinated
09/16/2040	3.200%	540,000	434,015
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	585,000	676,200
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Athene Global Funding(a)
03/08/2024	2.514%	3,643,000	3,521,583
01/08/2026	1.450%	358,000	319,198
10/02/2026	1.730%	4,025,000	3,519,369
11/12/2026	2.950%	1,408,000	1,296,774
03/08/2027	3.205%	4,442,000	4,039,829
03/24/2028	2.500%	3,116,000	2,679,498
08/19/2028	1.985%	2,226,000	1,838,894
10/04/2031	2.646%	2,939,000	2,347,452
Brighthouse Financial, Inc.
12/22/2051	3.850%	881,000	599,382
Dai-ichi Life Insurance Co. Ltd. (The)(a),(j)
Junior Subordinated
12/31/2049	4.000%	1,062,000	998,083
F&G Global Funding(a)
06/30/2026	1.750%	130,000	115,150
09/20/2028	2.000%	1,876,000	1,586,166
GA Global Funding Trust(a)
09/13/2024	0.800%	3,272,000	3,027,920
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	186,553
Jackson Financial, Inc.
06/08/2027	5.170%	1,308,000	1,295,786
06/08/2032	5.670%	1,803,000	1,741,715
Jackson National Life Global Funding(a)
06/11/2025	3.875%	279,000	276,340
John Hancock Life Insurance Co.(a)
Subordinated
02/15/2024	7.375%	250,000	263,982
Manulife Financial Corp.(j)
Subordinated
02/24/2032	4.061%	923,000	853,322
Metropolitan Life Global Funding I(a)
01/11/2024	3.600%	273,000	271,854
09/19/2027	3.000%	170,000	160,069
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	381,800
New York Life Insurance Co.(a)
Subordinated
05/15/2069	4.450%	256,000	221,164
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	2,060,000	2,275,582
SBL Holdings, Inc.(a)
02/18/2031	5.000%	3,084,000	2,580,380

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	31

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	450,000	437,616
05/15/2047	4.270%	300,000	266,105
Total			38,707,167
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(a)
05/01/2029	3.750%	490,000	417,079
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	1,175,000	1,107,133
Marriott International, Inc.
06/15/2030	4.625%	3,702,000	3,530,817
04/15/2031	2.850%	1,186,000	983,851
10/15/2032	3.500%	1,340,000	1,155,170
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	770,000	642,055
Total			7,836,105
Media and Entertainment 0.7%
Activision Blizzard, Inc.
09/15/2050	2.500%	3,736,000	2,562,584
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,505,000	1,270,880
Discovery Communications LLC
09/20/2047	5.200%	365,000	312,871
09/15/2055	4.000%	230,000	160,659
Gray Television, Inc.(a)
10/15/2030	4.750%	1,075,000	841,501
Grupo Televisa SAB
01/31/2046	6.125%	356,000	392,524
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,430,000	1,223,925
Lamar Media Corp.
02/15/2030	4.000%	970,000	821,362
Magallanes, Inc.(a)
03/15/2025	3.638%	1,781,000	1,728,563
03/15/2027	3.755%	2,708,000	2,541,442
03/15/2029	4.054%	890,000	815,925
03/15/2032	4.279%	2,810,000	2,510,418
03/15/2042	5.050%	1,958,000	1,665,162
03/15/2052	5.141%	3,939,000	3,306,934
03/15/2062	5.391%	2,222,000	1,863,508
Midas OpCo Holdings LLC(a)
08/15/2029	5.625%	1,050,000	842,224
Netflix, Inc.(a)
06/15/2025	3.625%	100,000	95,126
11/15/2029	5.375%	1,240,000	1,172,047
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.
04/15/2028	4.875%	3,435,000	3,243,075
11/15/2028	5.875%	1,703,000	1,667,128
News Corp.(a)
05/15/2029	3.875%	1,010,000	874,970
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	1,580,000	1,458,733
Outfront Media Capital LLC/Corp.(a)
06/15/2025	6.250%	920,000	878,214
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	825,000	684,612
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	1,325,000	1,051,404
Take-Two Interactive Software, Inc.
04/14/2027	3.700%	142,000	137,778
TEGNA, Inc.
09/15/2029	5.000%	795,000	751,838
Univision Communications, Inc.(a)
06/01/2027	6.625%	820,000	781,968
Walt Disney Co. (The)
07/15/2024	9.500%	139,000	154,641
09/01/2049	2.750%	445,000	318,649
WMG Acquisition Corp.(a)
07/15/2030	3.875%	570,000	476,800
Total			36,607,465
Metals and Mining 0.5%
Alcoa Nederland Holding BV(a)
05/15/2028	6.125%	1,950,000	1,897,810
Allegheny Technologies, Inc.
12/01/2027	5.875%	840,000	737,320
Anglo American Capital PLC(a)
03/16/2029	3.875%	2,505,000	2,297,446
03/16/2052	4.750%	1,973,000	1,690,425
Arconic Corp.(a)
02/15/2028	6.125%	1,375,000	1,277,383
BHP Billiton Finance U.S.A. Ltd.
03/01/2026	6.420%	468,000	506,728
Cleveland-Cliffs, Inc.(a)
03/15/2026	6.750%	102,000	101,227
03/01/2029	4.625%	1,250,000	1,102,933
Constellium SE(a)
06/15/2028	5.625%	675,000	610,843
FMG Resources Pty Ltd.(a)
09/15/2027	4.500%	1,365,000	1,237,365

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
09/01/2029	5.250%	4,070,000	3,887,573
03/01/2030	4.250%	464,000	425,488
08/01/2030	4.625%	1,040,000	964,444
11/14/2034	5.400%	1,388,000	1,354,982
03/15/2043	5.450%	1,788,000	1,654,180
Glencore Finance Canada Ltd.(a)
11/15/2037	6.900%	1,028,000	1,137,663
11/15/2041	6.000%	109,000	107,254
Glencore Funding LLC(a)
05/30/2023	4.125%	547,000	547,476
09/01/2025	1.625%	2,020,000	1,851,054
09/01/2030	2.500%	2,040,000	1,662,874
09/23/2031	2.625%	1,420,000	1,145,142
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	1,055,000	883,162
Nucor Corp.
12/15/2055	2.979%	341,000	230,589
Steel Dynamics, Inc.
10/15/2027	1.650%	212,000	181,826
Vale Overseas Ltd.
07/08/2030	3.750%	640,000	559,923
Total			28,053,110
Midstream 1.1%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	1,115,000	1,044,298
Antero Midstream Partners LP/Finance Corp.(a)
05/15/2026	7.875%	1,145,000	1,143,908
06/15/2029	5.375%	450,000	403,561
Buckeye Partners LP
12/01/2027	4.125%	560,000	476,047
11/15/2043	5.850%	770,000	551,648
Cameron LNG LLC(a)
01/15/2039	3.701%	885,000	747,738
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	2,100,000	2,108,923
11/15/2029	3.700%	580,000	532,093
Cheniere Energy Partners LP
10/01/2029	4.500%	1,755,000	1,567,977
Cheniere Energy Partners LP(a)
01/31/2032	3.250%	850,000	670,018
Crestwood Midstream Partners LP/Finance Corp.
04/01/2025	5.750%	630,000	594,276
Crestwood Midstream Partners LP/Finance Corp.(a)
04/01/2029	8.000%	774,000	718,871
DCP Midstream Operating LP
07/15/2025	5.375%	595,000	581,314
05/15/2029	5.125%	455,000	409,627
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Midstream, Inc.(a)
06/15/2029	4.125%	1,685,000	1,432,781
Enable Midstream Partners LP
03/15/2027	4.400%	441,000	425,496
05/15/2028	4.950%	3,280,000	3,212,238
Energy Transfer Operating LP
04/15/2047	5.300%	1,617,000	1,399,807
05/15/2050	5.000%	1,485,000	1,263,419
Energy Transfer Partners LP
06/01/2041	6.050%	877,000	851,816
12/15/2045	6.125%	795,000	761,811
EnLink Midstream Partners LP
06/01/2025	4.150%	970,000	903,933
Enterprise Products Operating LLC
02/15/2043	4.450%	305,000	266,125
02/15/2053	3.300%	390,000	284,348
EQM Midstream Partners LP
08/01/2024	4.000%	260,000	244,385
07/15/2028	5.500%	700,000	606,350
EQM Midstream Partners LP(a)
01/15/2031	4.750%	895,000	713,930
Flex Intermediate Holdco LLC(a)
06/30/2031	3.363%	969,000	792,737
12/30/2039	4.317%	260,000	203,437
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2027	1.750%	2,591,318	2,408,523
03/31/2034	2.160%	2,083,145	1,770,600
03/31/2036	2.625%	1,270,000	1,029,107
09/30/2040	2.940%	1,964,237	1,604,145
Genesis Energy LP/Finance Corp.
06/15/2024	5.625%	710,000	665,604
Gray Oak Pipeline LLC(a)
09/15/2023	2.000%	650,000	631,692
10/15/2025	2.600%	790,000	738,674
Hess Midstream Operations LP(a)
02/15/2026	5.625%	1,230,000	1,171,770
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	875,000	825,134
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	710,000	621,413
Kinder Morgan, Inc.
08/01/2050	3.250%	2,450,000	1,703,955
02/15/2051	3.600%	1,067,000	783,506
MPLX LP
03/14/2052	4.950%	1,422,000	1,229,888
NGL Energy Operating LLC/Finance Corp.(a)
02/01/2026	7.500%	625,000	562,468

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	33

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
06/01/2026	6.000%	900,000	833,372
04/28/2027	5.625%	475,000	423,497
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	385,000	383,023
Sabine Pass Liquefaction LLC
06/30/2026	5.875%	7,815,000	8,074,215
Southern Natural Gas Co. LLC
03/01/2032	8.000%	360,000	418,938
Sunoco Logistics Partners Operations LP
02/15/2040	6.850%	652,000	645,726
02/15/2042	6.100%	464,000	443,437
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2025	7.500%	580,000	563,420
09/01/2031	6.000%	615,000	508,927
Targa Resources Corp.(h)
07/01/2027	5.200%	232,000	232,929
07/01/2052	6.250%	1,377,000	1,378,269
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%	522,000	497,028
02/01/2031	4.875%	2,089,000	1,905,656
01/15/2032	4.000%	600,000	514,541
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	225,000	224,428
TransCanada PipeLines Ltd.
10/15/2037	6.200%	170,000	184,840
Western Midstream Operating LP(j)
02/01/2030	4.550%	1,055,000	913,253
Total			58,804,890
Natural Gas 0.1%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	194,000	188,849
Atmos Energy Corp.
02/15/2052	2.850%	510,000	367,587
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	360,000	293,907
NiSource Finance Corp.
02/01/2042	5.800%	381,000	382,358
NiSource, Inc.
09/01/2029	2.950%	755,000	669,708
02/15/2031	1.700%	900,000	702,039
ONE Gas, Inc.
05/15/2030	2.000%	372,000	310,013
Southern California Gas Co.
02/01/2030	2.550%	374,000	330,615
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co. Gas Capital Corp.
10/01/2023	2.450%	201,000	198,179
06/15/2026	3.250%	169,000	162,055
01/15/2031	1.750%	1,399,000	1,103,390
10/01/2046	3.950%	247,000	201,719
09/30/2051	3.150%	750,000	531,687
Total			5,442,106
Office REIT 0.1%
Alexandria Real Estate Equities, Inc.
04/15/2026	3.800%	122,000	119,740
12/15/2030	4.900%	1,000,000	991,519
02/01/2033	1.875%	225,000	169,253
02/01/2050	4.000%	661,000	547,336
Boston Properties LP
12/01/2028	4.500%	350,000	339,979
Corporate Office Properties LP
04/15/2031	2.750%	550,000	446,187
Office Properties Income Trust
10/15/2031	3.450%	485,000	360,190
Total			2,974,204
Oil Field Services 0.1%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	293,809
Guara Norte Sarl(a)
06/15/2034	5.198%	936,150	760,881
Halliburton Co.
11/15/2035	4.850%	169,000	162,035
08/01/2043	4.750%	260,000	231,261
MV24 Capital BV(a)
06/01/2034	6.748%	533,340	479,273
National Oilwell Varco, Inc.
12/01/2029	3.600%	1,000,000	897,228
Oceaneering International, Inc.
11/15/2024	4.650%	850,000	789,128
Schlumberger Holdings Corp.(a)
05/01/2024	3.750%	184,000	183,348
05/17/2028	3.900%	351,000	331,982
Total			4,128,945
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	1,115,000	986,845
Kennedy-Wilson, Inc.
03/01/2029	4.750%	1,430,000	1,174,207
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	335,000	334,512

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nationstar Mortgage Holdings, Inc.(a)
01/15/2027	6.000%	1,210,000	1,051,280
ORIX Corp.
07/18/2022	2.900%	252,000	252,074
Total			3,798,918
Other Industry 0.1%
CK Hutchison International Ltd.(a)
04/11/2029	3.625%	730,000	701,667
Dycom Industries, Inc.(a)
04/15/2029	4.500%	815,000	713,671
Global Infrastructure Solutions, Inc.(a)
06/01/2029	5.625%	1,060,000	833,770
MasTec, Inc.(a)
08/15/2028	4.500%	710,000	638,149
Pepperdine University
12/01/2059	3.301%	560,000	421,387
President and Fellows of Harvard College
10/15/2050	2.517%	673,000	492,096
Quanta Services, Inc.
10/01/2024	0.950%	1,772,000	1,640,535
Trustees of the University of Pennsylvania (The)
02/15/2119	3.610%	815,000	619,278
University of Miami
04/01/2052	4.063%	320,000	288,407
University of Southern California
10/01/2120	3.226%	690,000	453,182
Total			6,802,142
Other REIT 0.3%
American Campus Communities Operating Partnership LP
01/15/2029	2.250%	1,172,000	1,083,851
Arbor Realty Trust, Inc.(a)
09/01/2026	4.500%	6,000,000	5,456,835
Digital Realty Trust LP
08/15/2027	3.700%	231,000	220,036
Duke Realty LP
06/30/2026	3.250%	203,000	195,316
Extra Space Storage LP
04/01/2029	3.900%	890,000	834,722
03/15/2032	2.350%	800,000	636,733
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	921,000	886,768
Life Storage LP
06/15/2029	4.000%	280,000	255,937
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prologis LP
04/15/2030	2.250%	280,000	242,365
04/15/2050	3.000%	546,000	411,965
Public Storage
11/09/2026	1.500%	507,000	457,467
Rexford Industrial Realty LP
09/01/2031	2.150%	986,000	772,022
RHP Hotel Properties LP/Finance Corp.
10/15/2027	4.750%	1,425,000	1,266,188
Sun Communities Operating LP
11/01/2028	2.300%	890,000	760,673
04/15/2032	4.200%	1,781,000	1,608,154
Trust F/1401(a)
01/15/2050	6.390%	1,158,000	918,350
WP Carey, Inc.
10/01/2026	4.250%	345,000	341,220
04/01/2033	2.250%	436,000	335,360
Total			16,683,962
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	348,128
12/01/2046	4.000%	431,000	373,365
05/01/2050	3.450%	408,000	324,966
Entergy Texas Restoration Funding II LLC
12/15/2035	3.697%	585,000	553,934
Total			1,600,393
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,465,000	1,241,200
BWAY Holding Co.(a)
04/15/2024	5.500%	1,890,000	1,805,294
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%	730,000	745,302
LABL Escrow Issuer LLC(a)
07/15/2026	6.750%	910,000	817,449
Owens-Brockway Glass Container, Inc.(a)
05/13/2027	6.625%	1,175,000	1,096,517
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	1,175,000	1,003,885
Sealed Air Corp.(a)
12/01/2027	4.000%	780,000	703,156
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	780,000	735,288
Total			8,148,091

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	35

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paper 0.0%
Graphic Packaging International LLC(a)
04/15/2026	1.512%	462,000	413,905
Klabin Austria GmbH(a)
04/03/2029	5.750%	300,000	283,600
Packaging Corp. of America
12/15/2049	4.050%	268,000	221,748
Total			919,253
Pharmaceuticals 1.2%
AbbVie, Inc.
11/21/2022	2.300%	2,775,000	2,765,816
11/21/2029	3.200%	2,648,000	2,434,663
03/15/2035	4.550%	341,000	332,184
05/14/2036	4.300%	645,000	606,029
11/21/2039	4.050%	4,862,000	4,333,134
11/06/2042	4.400%	280,000	254,556
05/14/2046	4.450%	859,000	779,194
11/21/2049	4.250%	3,068,000	2,719,380
Amgen, Inc.
08/15/2028	1.650%	225,000	193,092
01/15/2052	3.000%	986,000	701,474
AstraZeneca Finance LLC
05/28/2028	1.750%	3,139,000	2,769,160
AstraZeneca PLC
08/06/2030	1.375%	900,000	737,499
09/15/2037	6.450%	290,000	347,836
09/18/2042	4.000%	341,000	314,549
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	2,070,000	1,480,636
08/15/2027	5.750%	990,000	821,166
01/30/2028	5.000%	3,020,000	1,609,129
06/01/2028	4.875%	2,530,000	1,979,992
02/15/2029	5.000%	3,020,000	1,568,845
Biogen, Inc.
05/01/2030	2.250%	474,000	388,661
Bristol Myers Squibb Co.
11/13/2027	1.125%	281,000	246,991
02/20/2028	3.900%	900,000	901,534
07/26/2029	3.400%	165,000	159,390
03/15/2032	2.950%	1,140,000	1,046,439
06/15/2039	4.125%	476,000	455,327
02/20/2048	4.550%	311,000	305,122
03/15/2052	3.700%	1,630,000	1,407,917
CSL Finance PLC(a)
04/27/2027	3.850%	445,000	441,154
04/27/2029	4.050%	895,000	879,471
04/27/2052	4.750%	1,673,000	1,601,123
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	965,000	681,412
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gilead Sciences, Inc.
09/01/2036	4.000%	795,000	740,992
10/01/2040	2.600%	3,020,000	2,215,530
03/01/2047	4.150%	1,000,000	882,362
10/01/2050	2.800%	1,436,000	1,004,922
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	825,000	715,545
Jazz Securities DAC(a)
01/15/2029	4.375%	1,250,000	1,116,030
Merck & Co., Inc.
12/10/2051	2.750%	4,160,000	3,082,884
Organon Finance 1 LLC(a)
04/30/2028	4.125%	650,000	575,216
04/30/2031	5.125%	1,030,000	888,941
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	785,000	596,611
Pfizer, Inc.
08/18/2031	1.750%	1,799,000	1,504,826
05/28/2040	2.550%	3,094,000	2,437,933
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	528,000	423,519
Roche Holdings, Inc.(a)
12/13/2031	2.076%	4,444,000	3,793,546
12/13/2051	2.607%	2,065,000	1,508,234
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	814,000	805,017
09/23/2026	3.200%	505,000	484,911
Takeda Pharmaceutical Co., Ltd.
11/26/2023	4.400%	1,587,000	1,598,534
11/26/2028	5.000%	341,000	347,772
03/31/2030	2.050%	2,542,000	2,126,076
07/09/2040	3.025%	1,915,000	1,473,181
07/09/2050	3.175%	1,009,000	750,904
Zoetis, Inc.
05/15/2030	2.000%	303,000	253,460
Total			64,589,821
Property & Casualty 0.1%
Berkshire Hathaway Finance Corp.
01/15/2051	2.500%	1,500,000	1,017,771
Chubb INA Holdings, Inc.
05/15/2024	3.350%	256,000	255,315
Cincinnati Financial Corp.
11/01/2034	6.125%	341,000	387,618
CNA Financial Corp.
08/15/2027	3.450%	170,000	160,793
Enstar Group Ltd.
09/01/2031	3.100%	2,239,000	1,774,954

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hanover Insurance Group, Inc. (The)
09/01/2030	2.500%	395,000	330,148
Liberty Mutual Group, Inc.(a)
06/15/2052	5.500%	1,349,000	1,287,759
OneBeacon US Holdings, Inc.
11/09/2022	4.600%	205,000	205,230
Stewart Information Services Corp.
11/15/2031	3.600%	1,200,000	995,101
Travelers Property Casualty Corp.
04/15/2026	7.750%	206,000	233,507
Total			6,648,196
Railroads 0.2%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	500,000	616,629
05/01/2040	5.750%	790,000	868,998
02/15/2050	3.550%	147,000	122,914
02/15/2051	3.050%	785,000	602,436
01/15/2053	4.450%	1,353,000	1,307,138
Canadian Pacific Railway Co.
12/02/2024	1.350%	2,208,000	2,081,890
12/02/2026	1.750%	427,000	386,610
12/02/2031	2.450%	359,000	307,997
12/02/2041	3.000%	436,000	342,665
Kansas City Southern
05/01/2048	4.700%	494,000	462,911
Union Pacific Corp.
02/05/2030	2.400%	1,744,000	1,540,061
02/14/2032	2.800%	2,222,000	1,975,985
02/14/2042	3.375%	1,067,000	889,365
02/14/2053	3.500%	1,508,000	1,232,311
09/15/2067	4.100%	200,000	170,335
Total			12,908,245
Refining 0.1%
HF Sinclair Corp.(a)
10/01/2023	2.625%	1,460,000	1,419,229
04/01/2026	5.875%	618,000	624,127
Phillips 66
11/15/2044	4.875%	40,000	38,749
Phillips 66 Co.(a)
10/01/2026	3.550%	171,000	166,244
12/15/2029	3.150%	263,000	235,621
Valero Energy Corp.
09/15/2027	2.150%	341,000	303,971
04/15/2032	7.500%	181,000	208,600
Total			2,996,541
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	1,385,000	1,204,742
10/15/2030	4.000%	190,000	152,509
McDonald’s Corp.
09/01/2049	3.625%	1,448,000	1,187,082
04/01/2050	4.200%	2,139,000	1,922,422
Yum! Brands, Inc.
01/31/2032	4.625%	635,000	560,932
Total			5,027,687
Retail REIT 0.4%
Agree LP
06/15/2028	2.000%	1,939,000	1,652,818
06/15/2033	2.600%	441,000	348,279
Brixmor Operating Partnership LP
02/01/2025	3.850%	341,000	335,729
04/01/2028	2.250%	925,000	793,619
08/16/2031	2.500%	1,077,000	846,898
DDR Corp.
02/01/2025	3.625%	482,000	468,137
06/01/2027	4.700%	200,000	195,949
Federal Realty Investment Trust
01/15/2024	3.950%	1,231,000	1,227,540
National Retail Properties, Inc.
11/15/2025	4.000%	728,000	724,105
12/15/2026	3.600%	618,000	595,381
Realty Income Corp.
07/15/2024	3.875%	219,000	218,995
04/15/2025	3.875%	255,000	253,950
01/15/2028	3.400%	945,000	892,791
06/15/2028	2.200%	954,000	839,172
01/15/2031	3.250%	300,000	273,191
12/15/2032	2.850%	1,290,000	1,105,518
Regency Centers LP
09/15/2029	2.950%	2,590,000	2,276,957
Scentre Group Trust 1/Trust 2(a)
02/12/2025	3.500%	1,040,000	1,011,245
Scentre Group Trust 2(a),(j)
09/24/2080	4.750%	339,000	302,856
Spirit Realty LP
01/15/2030	3.400%	631,000	545,004
STORE Capital Corp.
03/15/2028	4.500%	3,361,000	3,278,791
03/15/2029	4.625%	1,136,000	1,108,604
11/18/2030	2.750%	1,576,000	1,293,353
12/01/2031	2.700%	617,000	494,442
Total			21,083,324

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	37

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.8%
7-Eleven, Inc.(a)
02/10/2028	1.300%	609,000	507,128
02/10/2041	2.500%	619,000	421,577
Alimentation Couche-Tard, Inc.(a)
01/25/2050	3.800%	433,000	327,183
Amazon.com, Inc.
05/12/2026	1.000%	6,069,000	5,520,689
05/12/2028	1.650%	2,734,000	2,426,253
04/13/2029	3.450%	1,336,000	1,300,394
05/12/2031	2.100%	3,406,000	2,917,252
04/13/2032	3.600%	2,749,000	2,649,443
08/22/2037	3.875%	550,000	519,702
05/12/2041	2.875%	622,000	498,762
06/03/2050	2.500%	1,781,000	1,261,088
05/12/2051	3.100%	1,116,000	880,274
04/13/2052	3.950%	3,641,000	3,353,376
06/03/2060	2.700%	877,000	593,406
Asbury Automotive Group, Inc.
03/01/2028	4.500%	875,000	758,922
AutoNation, Inc.
06/01/2030	4.750%	1,556,000	1,461,098
Gap Inc. (The)(a)
10/01/2029	3.625%	755,000	530,860
Gap, Inc. (The)(a)
10/01/2031	3.875%	460,000	319,866
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	1,250,000	1,058,580
Home Depot, Inc. (The)
04/15/2032	3.250%	2,226,000	2,076,320
04/15/2040	3.300%	367,000	311,482
12/15/2049	3.125%	1,726,000	1,345,624
03/15/2051	2.375%	1,422,000	960,640
04/15/2052	3.625%	886,000	759,050
L Brands, Inc.
06/15/2029	7.500%	1,700,000	1,550,063
Lithia Motors, Inc.(a)
12/15/2027	4.625%	855,000	788,282
Lowe’s Companies, Inc.
10/15/2030	1.700%	450,000	361,418
Nordstrom, Inc.
08/01/2031	4.250%	1,331,000	1,010,725
O’Reilly Automotive, Inc.
03/15/2026	3.550%	164,000	160,704
09/01/2027	3.600%	432,000	417,513
Penske Automotive Group, Inc.
09/01/2025	3.500%	360,000	337,917
06/15/2029	3.750%	425,000	353,933
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	2,030,000	1,754,005
Rite Aid Corp.(a)
11/15/2026	8.000%	1,250,000	972,274
Tapestry, Inc.
03/15/2032	3.050%	1,545,000	1,258,060
Target Corp.
01/15/2052	2.950%	2,444,000	1,848,609
William Carter Co. (The)(a)
03/15/2027	5.625%	405,000	379,556
Total			43,952,028
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	3,715,000	3,323,068
Kroger Co. (The)
05/01/2030	2.200%	682,000	574,941
02/01/2047	4.450%	240,000	217,510
Total			4,115,519
Technology 2.1%
Advanced Micro Devices, Inc.
06/01/2032	3.924%	2,863,000	2,817,499
06/01/2052	4.393%	1,354,000	1,317,196
ams AG(a)
07/31/2025	7.000%	1,010,000	966,650
Apple, Inc.
06/20/2027	3.000%	562,000	549,855
02/08/2041	2.375%	722,000	552,539
08/04/2046	3.850%	672,000	616,202
11/13/2047	3.750%	495,000	445,578
05/11/2050	2.650%	1,367,000	1,010,403
02/08/2051	2.650%	607,000	448,623
08/20/2060	2.550%	126,000	86,527
02/08/2061	2.800%	632,000	452,386
08/05/2061	2.850%	3,630,000	2,639,608
Arrow Electronics, Inc.
01/12/2028	3.875%	376,000	358,116
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	925,000	803,327
Broadcom, Inc.
11/15/2025	3.150%	1,163,000	1,119,832
11/15/2030	4.150%	1,050,000	962,861
Broadcom, Inc.(a)
04/15/2029	4.000%	1,781,000	1,653,509
02/15/2031	2.450%	1,553,000	1,248,695
04/15/2032	4.150%	1,336,000	1,209,534
04/15/2033	3.419%	4,229,000	3,495,990
04/15/2034	3.469%	1,985,000	1,610,050
05/15/2037	4.926%	1,417,000	1,272,742

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CDK Global, Inc.
06/01/2027	4.875%	770,000	763,306
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	960,000	807,070
CommScope Finance LLC(a)
03/01/2026	6.000%	1,875,000	1,728,450
CommScope Technologies LLC(a)
03/15/2027	5.000%	1,155,000	859,203
Dell International LLC/EMC Corp.
06/15/2023	5.450%	153,000	154,767
06/15/2026	6.020%	2,068,000	2,144,914
10/01/2026	4.900%	455,000	455,349
07/15/2027	6.100%	904,000	948,018
10/01/2029	5.300%	600,000	591,758
Dell International LLC/EMC Corp.(a)
12/15/2041	3.375%	2,208,000	1,577,712
12/15/2051	3.450%	2,648,000	1,792,859
Entegris, Inc.(a)
04/15/2028	4.375%	1,040,000	928,818
Equinix, Inc.
11/18/2026	2.900%	1,375,000	1,276,767
Fiserv, Inc.
07/01/2026	3.200%	360,000	341,981
07/01/2049	4.400%	345,000	297,303
Gartner, Inc.(a)
07/01/2028	4.500%	710,000	646,029
06/15/2029	3.625%	845,000	728,663
Global Payments, Inc.
11/15/2024	1.500%	1,165,000	1,092,510
05/15/2030	2.900%	1,850,000	1,557,640
11/15/2031	2.900%	1,415,000	1,158,155
HP, Inc.
06/17/2025	2.200%	2,076,000	1,959,061
06/17/2027	3.000%	268,000	247,717
04/15/2029	4.000%	3,116,000	2,916,388
04/15/2032	4.200%	3,116,000	2,781,440
Imola Merger Corp.(a)
05/15/2029	4.750%	1,740,000	1,459,056
Intel Corp.
08/12/2041	2.800%	2,322,000	1,766,870
02/15/2060	3.100%	239,000	171,126
Iron Mountain, Inc.(a)
09/15/2027	4.875%	1,050,000	950,258
KLA Corp.
07/15/2032	4.650%	2,295,000	2,345,341
03/01/2050	3.300%	2,272,000	1,801,119
07/15/2052	4.950%	826,000	830,317
07/15/2062	5.250%	1,102,000	1,133,230
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leidos, Inc.
02/15/2031	2.300%	570,000	451,145
Microchip Technology, Inc.
02/15/2024	0.972%	506,000	480,767
Microsoft Corp.
02/12/2035	3.500%	300,000	288,188
03/17/2052	2.921%	462,000	364,745
03/17/2062	3.041%	314,000	244,523
MSCI, Inc.(a)
09/01/2030	3.625%	380,000	316,882
NCR Corp.(a)
10/01/2028	5.000%	1,497,000	1,275,164
09/01/2029	6.125%	700,000	605,165
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	1,105,000	1,025,862
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	1,077,000	1,064,885
05/01/2030	3.400%	1,231,000	1,096,608
02/15/2032	2.650%	1,836,000	1,508,931
01/15/2033	5.000%	2,694,000	2,632,736
05/11/2041	3.250%	972,000	733,883
ON Semiconductor Corp.(a)
09/01/2028	3.875%	1,275,000	1,125,239
Oracle Corp.
03/25/2028	2.300%	312,000	268,569
07/08/2034	4.300%	164,000	143,862
05/15/2035	3.900%	251,000	207,002
07/15/2036	3.850%	285,000	228,754
11/15/2037	3.800%	2,010,000	1,563,876
04/01/2040	3.600%	2,700,000	2,022,136
Presidio Holdings, Inc.(a)
02/01/2027	4.875%	1,225,000	1,121,496
PTC, Inc.(a)
02/15/2028	4.000%	880,000	813,295
QUALCOMM, Inc.
05/20/2052	4.500%	290,000	287,008
S&P Global, Inc.(a)
03/01/2029	2.700%	422,000	384,189
03/01/2032	2.900%	1,545,000	1,376,510
Seagate HDD Cayman
07/15/2029	3.125%	480,000	378,832
01/15/2031	4.125%	820,000	670,157
Sensata Technologies BV(a)
04/15/2029	4.000%	1,160,000	986,529
Square, Inc.(a)
06/01/2026	2.750%	545,000	484,409
06/01/2031	3.500%	585,000	469,617
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	1,020,000	959,084

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	39

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Synaptics, Inc.(a)
06/15/2029	4.000%	905,000	735,571
TSMC Arizona Corp.
04/22/2027	3.875%	930,000	926,964
10/25/2031	2.500%	1,340,000	1,151,805
04/22/2032	4.250%	920,000	908,973
04/22/2052	4.500%	340,000	335,576
VMware, Inc.
08/15/2023	0.600%	4,347,000	4,200,180
08/15/2024	1.000%	3,089,000	2,892,923
08/15/2026	1.400%	3,107,000	2,750,142
05/15/2027	4.650%	774,000	770,817
08/15/2028	1.800%	536,000	445,316
05/15/2030	4.700%	1,786,000	1,714,551
Workday, Inc.
04/01/2029	3.700%	986,000	924,162
Xilinx, Inc.
06/01/2030	2.375%	760,000	668,452
Total			107,856,397
Tobacco 0.1%
Altria Group, Inc.
05/06/2025	2.350%	191,000	180,124
BAT Capital Corp.
08/15/2037	4.390%	6,025,000	4,788,161
08/15/2047	4.540%	425,000	312,289
Philip Morris International, Inc.
11/15/2041	4.375%	1,300,000	1,085,461
Total			6,366,035
Transportation Services 0.1%
Adani International Container Terminal Private Ltd.(a)
02/16/2031	3.000%	816,000	691,323
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	1,405,000	1,257,448
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	399,000	349,515
Hertz Corp. (The)(a)
12/01/2026	4.625%	860,000	719,495
JB Hunt Transport Services, Inc.
03/01/2026	3.875%	169,000	166,941
Penske Truck Leasing Co. LP/Finance Corp.(a)
03/14/2023	2.700%	350,000	348,862
Total			3,533,584
Wireless 0.8%
Altice France Holding SA(a)
02/15/2028	6.000%	905,000	624,163
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Altice France SA(a)
07/15/2029	5.125%	1,375,000	1,037,470
America Movil SAB de CV
04/22/2029	3.625%	795,000	756,627
04/22/2049	4.375%	662,000	613,043
America Movil SAB de CV(a)
04/04/2032	5.375%	404,000	357,721
American Tower Corp.
03/15/2027	3.650%	2,226,000	2,117,987
01/31/2028	1.500%	926,000	769,801
06/15/2030	2.100%	950,000	759,044
04/15/2031	2.700%	709,000	583,782
Crown Castle International Corp.
07/15/2026	1.050%	2,667,000	2,312,097
03/01/2027	4.000%	445,000	431,806
03/15/2027	2.900%	2,912,000	2,694,471
07/01/2030	3.300%	1,536,000	1,355,420
04/01/2031	2.100%	1,836,000	1,457,514
04/01/2041	2.900%	450,000	325,870
Empresa Nacional de Telecomunicaciones SA(a)
09/14/2032	3.050%	625,000	502,222
Rogers Communications, Inc.(a)
03/15/2052	4.550%	1,103,000	972,620
SBA Communications Corp.
02/15/2027	3.875%	550,000	502,894
02/01/2029	3.125%	515,000	421,334
Sprint Capital Corp.
03/15/2032	8.750%	1,030,000	1,241,497
Sprint Corp.
03/01/2026	7.625%	3,170,000	3,343,795
T-Mobile USA, Inc.(a)
02/15/2026	2.250%	8,100,000	7,317,380
04/15/2029	3.375%	4,579,000	3,997,905
04/15/2031	3.500%	2,178,000	1,870,672
T-Mobile USA, Inc.
02/15/2026	2.250%	73,000	65,757
02/01/2028	4.750%	3,835,000	3,696,687
04/15/2029	3.375%	3,411,000	2,985,316
02/15/2031	2.875%	604,000	501,397
Vodafone Group PLC
05/30/2038	5.000%	445,000	426,091
09/17/2050	4.250%	355,000	296,565
Total			44,338,948
Wirelines 0.7%
AT&T, Inc.
03/25/2026	1.700%	4,438,000	4,058,847
06/01/2027	2.300%	951,000	868,554
02/01/2028	1.650%	107,000	92,464
02/01/2032	2.250%	1,331,000	1,086,532
12/01/2033	2.550%	2,980,000	2,416,832

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/2041	3.500%	950,000	759,334
06/01/2051	3.650%	713,000	557,305
09/15/2055	3.550%	931,000	697,703
12/01/2057	3.800%	1,703,000	1,320,783
09/15/2059	3.650%	1,872,000	1,402,747
CenturyLink, Inc.(a)
12/15/2026	5.125%	1,880,000	1,584,763
02/15/2027	4.000%	1,925,000	1,627,447
Deutsche Telekom AG(a)
01/21/2050	3.625%	392,000	308,322
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	1,025,000	850,297
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	1,380,000	1,242,000
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	1,920,000	1,650,735
Telecom Italia Capital SA
09/30/2034	6.000%	1,225,000	929,059
Verizon Communications, Inc.
03/22/2028	2.100%	140,000	124,348
02/08/2029	3.875%	235,000	227,206
01/20/2031	1.750%	918,000	737,273
03/21/2031	2.550%	2,759,000	2,359,529
03/15/2032	2.355%	7,896,000	6,550,158
11/20/2040	2.650%	4,934,000	3,618,252
03/22/2061	3.700%	1,303,000	1,023,197
Total			36,093,687
Total Corporate Bonds & Notes (Cost $1,806,252,773)			1,585,137,312

Foreign Government Obligations(l) 1.0%

Angola 0.0%
Angolan Government International Bond(a)
05/09/2028	8.250%	500,000	415,901
04/14/2032	8.750%	678,000	542,420
Total			958,321
Bahrain 0.0%
Bahrain Government International Bond(a)
09/16/2032	5.450%	900,000	755,771
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	530,000	455,377
05/15/2029	4.250%	360,000	282,393
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	804,000	783,128
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Province of Saskatchewan
06/08/2027	3.250%	1,349,000	1,342,230
Total			2,863,128
Chile 0.1%
Chile Government International Bond
01/27/2032	2.550%	592,000	503,031
01/31/2034	3.500%	1,288,000	1,145,427
03/07/2042	4.340%	2,867,000	2,554,558
Interchile SA(a)
06/30/2056	4.500%	769,000	633,084
Total			4,836,100
Colombia 0.0%
Colombia Government International Bond
01/28/2026	4.500%	300,000	281,190
Ecopetrol SA
01/16/2025	4.125%	300,000	278,491
06/26/2026	5.375%	580,000	536,256
Total			1,095,937
Dominican Republic 0.1%
Dominican Republic International Bond(a)
09/23/2032	4.875%	1,000,000	769,470
02/22/2033	6.000%	725,000	603,556
01/30/2060	5.875%	1,500,000	1,025,541
Total			2,398,567
Ecuador 0.0%
Ecuador Government International Bond(a),(j)
07/31/2030	5.000%	600,000	396,395
Egypt 0.0%
Egypt Government International Bond(a)
11/20/2059	8.150%	600,000	345,925
El Salvador 0.0%
El Salvador Government International Bond(a)
01/20/2050	7.125%	600,000	185,710
Ghana 0.0%
Ghana Government International Bond(a),(k)
04/07/2025	0.000%	900,000	505,554
Ghana Government International Bond(a)
06/16/2049	8.627%	500,000	234,747
Total			740,301
Hungary 0.0%
Hungary Government International Bond(a)
09/21/2051	3.125%	473,000	311,934

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	41

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indonesia 0.0%
Indonesia Government International Bond
03/31/2032	3.550%	870,000	789,097
03/31/2052	4.300%	1,187,000	1,034,804
Total			1,823,901
Israel 0.0%
Israel Electric Corp., Ltd.(a)
02/22/2032	3.750%	841,000	750,913
Italy 0.0%
Republic of Italy Government International Bond
05/06/2051	3.875%	323,000	260,200
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	1,200,000	939,141
Kenya 0.0%
Republic of Kenya Government International Bond(a)
05/22/2032	8.000%	900,000	639,080
01/23/2034	6.300%	790,000	493,641
02/28/2048	8.250%	400,000	245,233
Total			1,377,954
Mexico 0.3%
Banco Nacional de Comercio Exterior SNC(a),(j)
08/11/2031	2.720%	520,000	457,980
Mexico City Airport Trust(a)
07/31/2047	5.500%	200,000	136,607
Mexico Government International Bond
04/22/2029	4.500%	2,878,000	2,795,236
05/24/2031	2.659%	600,000	493,221
02/12/2034	3.500%	3,903,000	3,225,079
08/14/2041	4.280%	3,875,000	3,062,975
02/10/2048	4.600%	509,000	402,790
02/12/2052	4.400%	2,440,000	1,828,014
04/19/2071	3.750%	2,155,000	1,364,746
Petroleos Mexicanos
01/15/2025	4.250%	300,000	276,308
02/12/2028	5.350%	1,100,000	871,711
01/28/2031	5.950%	720,000	523,956
Total			15,438,623
Netherlands 0.0%
Greenko Dutch BV(a)
03/29/2026	3.850%	194,000	164,707
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2027	6.500%	1,200,000	909,962
09/28/2028	6.125%	540,000	381,857
01/21/2031	8.747%	1,200,000	896,700
09/28/2033	7.375%	442,000	288,320
Total			2,476,839
Norway 0.0%
Equinor ASA
09/23/2027	7.250%	400,000	457,370
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	400,000	384,639
10/28/2032	7.375%	300,000	310,026
Total			694,665
Pakistan 0.0%
Pakistan Government International Bond(a)
04/08/2026	6.000%	1,100,000	743,155
Paraguay 0.1%
Bioceanico Sovereign Certificate Ltd.(a),(k)
06/05/2034	0.000%	374,448	233,281
Paraguay Government International Bond(a)
04/28/2031	4.950%	542,000	501,593
06/28/2033	3.849%	1,027,000	838,175
03/13/2048	5.600%	1,800,000	1,423,912
03/30/2050	5.400%	1,629,000	1,261,022
Total			4,257,983
Peru 0.1%
Fondo MIVIVIENDA SA(a)
04/12/2027	4.625%	300,000	290,556
Peruvian Government International Bond
12/01/2032	1.862%	1,622,000	1,235,487
11/18/2050	5.625%	98,000	101,726
01/15/2072	3.600%	804,000	542,860
Total			2,170,629
Saudi Arabia 0.0%
Saudi Arabian Oil Co.(a)
11/24/2023	1.250%	200,000	193,247
11/24/2025	1.625%	338,000	312,974
Saudi Government International Bond(a)
02/02/2033	2.250%	743,000	618,415
Total			1,124,636

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	400,000	305,335
03/13/2048	6.750%	400,000	253,906
Total			559,241
Singapore 0.0%
BOC Aviation Ltd.(a)
09/18/2022	2.750%	400,000	399,442
10/10/2024	3.500%	310,000	306,340
Total			705,782
South Africa 0.0%
Eskom Holdings SOC Ltd.(a)
08/06/2023	6.750%	300,000	274,368
Republic of South Africa Government International Bond
10/12/2028	4.300%	600,000	512,221
Total			786,589
United Arab Emirates 0.0%
UAE International Government Bond(a),(h)
07/07/2032	4.050%	407,000	408,863
07/07/2052	4.951%	282,000	284,103
Total			692,966
United States 0.1%
Antares Holdings LP(a)
07/15/2027	3.750%	2,345,000	1,991,915
Virgin Islands 0.0%
China Southern Power Grid International Finance BVI Co., Ltd.(a)
05/08/2027	3.500%	720,000	709,429
Total Foreign Government Obligations (Cost $65,124,758)			53,014,727

Inflation-Indexed Bonds 0.0%

United States 0.0%
U.S. Treasury Inflation-Indexed Bond
01/15/2029	2.500%	1,346,570	1,496,683
Total Inflation-Indexed Bonds (Cost $1,465,413)			1,496,683

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	405,000	464,533
Higher Education 0.1%
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	2,019,493
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	685,000	491,636
Total			2,511,129
Hospital 0.0%
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2120	3.706%	1,360,000	989,621
Joint Power Authority 0.0%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,265,000	1,660,268
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	1,798,785
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	935,202
Total			2,733,987
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	459,787

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	43

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	381,614
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	1,568,186
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014A
10/01/2114	4.814%	411,000	412,451
Total Municipal Bonds (Cost $11,461,632)			11,181,576

Residential Mortgage-Backed Securities - Agency 21.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2013-11 Class AP
01/25/2043	1.500%	81,191	75,347
CMO Series 2020-50 Class A
07/25/2050	2.000%	4,498,615	4,087,909
CMO Series 2021-27 Class EC
05/25/2051	1.500%	4,691,076	4,089,714
CMO Series 2022-11 Class A
07/25/2047	2.500%	5,393,253	5,117,263
Federal Home Loan Mortgage Corp.
11/01/2022- 10/17/2038	6.500%	767,039	818,811
12/01/2032- 03/01/2052	4.000%	13,133,125	13,113,440
03/01/2033- 03/01/2052	3.000%	9,272,991	8,805,508
06/01/2035- 04/01/2036	5.500%	79,256	83,672
01/01/2036- 03/01/2052	2.500%	28,242,918	25,978,285
09/01/2037	6.000%	444,201	481,774
11/01/2041- 05/01/2042	2.000%	44,551,815	39,830,394
05/01/2048- 12/01/2048	5.000%	2,130,031	2,219,247
06/01/2048	4.500%	1,324,487	1,352,152
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	1,380,152	1,330,599
CMO Series 2127 Class PG
02/15/2029	6.250%	85,930	88,916
CMO Series 2165 Class PE
06/15/2029	6.000%	41,283	43,569
CMO Series 2326 Class ZQ
06/15/2031	6.500%	213,355	224,551
CMO Series 2399 Class TH
01/15/2032	6.500%	126,429	137,157
CMO Series 2517 Class Z
10/15/2032	5.500%	53,935	55,369
CMO Series 2557 Class HL
01/15/2033	5.300%	200,133	210,716
CMO Series 262 Class 35
07/15/2042	3.500%	2,278,779	2,239,002
CMO Series 2752 Class EZ
02/15/2034	5.500%	512,167	538,945
CMO Series 2764 Class ZG
03/15/2034	5.500%	416,436	440,056
CMO Series 2953 Class PG
03/15/2035	5.500%	1,707,003	1,822,699
CMO Series 2986 Class CH
06/15/2025	5.000%	113,648	115,139
CMO Series 2989 Class TG
06/15/2025	5.000%	87,538	88,835
CMO Series 299 Class 300
01/15/2043	3.000%	269,215	259,175
CMO Series 2990 Class UZ
06/15/2035	5.750%	644,373	684,589
CMO Series 3101 Class UZ
01/15/2036	6.000%	181,525	197,330
CMO Series 3123 Class AZ
03/15/2036	6.000%	200,694	215,470
CMO Series 3143 Class BC
02/15/2036	5.500%	235,152	251,156
CMO Series 3164 Class MG
06/15/2036	6.000%	64,294	64,372
CMO Series 3195 Class PD
07/15/2036	6.500%	152,961	163,459
CMO Series 3200 Class AY
08/15/2036	5.500%	155,316	166,102
CMO Series 3213 Class JE
09/15/2036	6.000%	207,583	224,563
CMO Series 3229 Class HE
10/15/2026	5.000%	254,934	258,624

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3402 Class NC
12/15/2022	5.000%	5,748	5,767
CMO Series 3423 Class PB
03/15/2038	5.500%	519,448	559,620
CMO Series 3453 Class B
05/15/2038	5.500%	11,862	12,541
CMO Series 3461 Class Z
06/15/2038	6.000%	988,728	1,055,579
CMO Series 3501 Class CB
01/15/2039	5.500%	216,036	229,707
CMO Series 3684 Class CY
06/15/2025	4.500%	415,998	421,774
CMO Series 3704 Class CT
12/15/2036	7.000%	341,579	380,997
CMO Series 3704 Class DT
11/15/2036	7.500%	312,623	350,537
CMO Series 3704 Class ET
12/15/2036	7.500%	228,401	258,982
CMO Series 3707 Class B
08/15/2025	4.500%	499,083	504,737
CMO Series 3819 Class ZQ
04/15/2036	6.000%	342,080	372,504
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,058,911
CMO Series 4015 Class MY
03/15/2042	3.500%	2,000,000	1,978,722
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	900,109
CMO Series 4205 Class PA
05/15/2043	1.750%	2,015,018	1,854,856
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,117,244
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	1,953,891
CMO Series 4426 Class QC
07/15/2037	1.750%	969,515	919,822
CMO Series 4705 Class A
09/15/2042	4.500%	14,505	14,516
CMO Series 4763 Class CA
09/15/2038	3.000%	256,677	248,905
CMO Series 4767 Class KA
03/15/2048	3.000%	354,005	343,248
CMO Series 4880 Class DA
05/15/2050	3.000%	1,280,802	1,241,268
CMO Series 5091 Class AB
03/25/2051	1.500%	2,806,182	2,450,614
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series R006 Class ZA
04/15/2036	6.000%	260,167	283,667
CMO Series R007 Class ZA
05/15/2036	6.000%	500,386	536,486
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	291,425	277,576
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.325% 07/01/2036	2.525%	38,738	40,044
12-month USD LIBOR + 1.836% Cap 9.131% 07/01/2040	2.327%	104,376	107,118
12-month USD LIBOR + 1.641% Cap 7.804% 05/01/2049	2.804%	812,932	811,929
1-month SOFR + 2.130% Floor 2.130%, Cap 8.912% 07/01/2052	3.912%	1,268,000	1,269,276
1-month SOFR + 2.130% Floor 2.130%, Cap 9.303% 07/01/2052	4.303%	1,561,000	1,573,780
CMO Series 2551 Class NS
-1.8 x 1-month USD LIBOR + 14.483% Cap 14.483% 01/15/2033	12.056%	69,943	77,497
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	174,126	173,715
CMO Series 3966 Class BF
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 7.000% 10/15/2040	1.824%	1,551	1,551
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	1.462%	357,634	355,640
CMO Series 4846 Class PF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 12/15/2048	1.674%	174,437	172,721
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	1.844%	382,361	392,873
Federal Home Loan Mortgage Corp.(m)
04/01/2041	2.000%	1,347,421	1,207,211
Federal Home Loan Mortgage Corp.(f),(m)
07/01/2052	4.206%	3,030,000	3,032,841

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	45

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(i)
CMO Series 3077 Class TO
04/15/2035	0.000%	40,013	38,240
CMO Series 3100 Class
01/15/2036	0.000%	91,207	79,757
CMO Series 3117 Class OG
02/15/2036	0.000%	43,342	38,423
CMO Series 3181 Class OH
07/15/2036	0.000%	208,327	174,947
CMO Series 3316 Class JO
05/15/2037	0.000%	7,404	6,528
CMO Series 3607 Class TO
10/15/2039	0.000%	172,557	145,927
CMO STRIPS Series 197 Class
04/01/2028	0.000%	78,699	72,939
CMO STRIPS Series 310 Class
09/15/2043	0.000%	945,298	710,040
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3380 Class SI
-1.0 x 1-month USD LIBOR + 6.370% Cap 6.370% 10/15/2037	5.046%	1,422,722	217,378
CMO Series 3385 Class SN
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 11/15/2037	4.676%	29,909	3,134
CMO Series 3451 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/15/2038	4.726%	28,561	2,866
CMO Series 3531 Class SM
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 05/15/2039	4.776%	29,781	3,710
CMO Series 3608 Class SC
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 12/15/2039	4.926%	191,590	21,803
CMO Series 3740 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	4.676%	161,526	18,110
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3740 Class SC
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	4.676%	239,289	34,868
CMO STRIPS Series 239 Class S30
-1.0 x 1-month USD LIBOR + 7.700% Cap 7.700% 08/15/2036	6.376%	205,053	34,557
Federal Home Loan Mortgage Corp.(c)
CMO Series 3688 Class GT
11/15/2046	7.510%	241,763	265,232
CMO Series 4272 Class W
04/15/2040	5.655%	1,285,933	1,352,282
Federal Home Loan Mortgage Corp.(g)
CMO Series 3714 Class IP
08/15/2040	5.000%	163,033	14,708
Federal Home Loan Mortgage Corp.(c),(g)
CMO Series 3802 Class LS
01/15/2040	1.007%	350,973	12,813
Federal Home Loan National Mortgage Corp.(b)
12-month USD LIBOR + 1.638% Cap 7.443% 09/01/2045	2.425%	3,845,803	3,862,849
12-month USD LIBOR + 1.681% Cap 7.721% 09/01/2047	2.649%	2,078,892	2,107,961
12-month USD LIBOR + 1.635% Floor 1.635%, Cap 7.971% 04/01/2048	2.905%	4,528,457	4,599,988
12-month USD LIBOR + 1.637% Floor 1.637%, Cap 8.600% 03/01/2049	3.431%	1,742,013	1,754,589
Federal National Mortgage Association
01/01/2023- 11/01/2048	6.000%	341,358	364,882
02/01/2024- 10/01/2038	6.500%	1,250,651	1,364,281
05/01/2033- 03/01/2060	3.500%	33,690,920	32,969,336
09/01/2033- 08/01/2059	4.000%	28,133,879	28,320,100
11/01/2033- 06/01/2049	5.500%	3,452,790	3,674,135
05/01/2034- 08/01/2049	4.500%	17,769,289	18,289,174
12/01/2035- 07/01/2061	2.500%	97,850,790	90,759,245
01/01/2036- 11/01/2049	5.000%	14,270,176	14,922,692
11/01/2037- 01/01/2039	7.000%	377,636	422,332

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2041- 11/01/2041	1.500%	24,761,752	21,267,603
01/01/2043- 07/01/2060	3.000%	75,615,320	71,204,433
10/01/2051- 03/01/2052	2.000%	27,178,602	23,716,546
CMO Series 1999-7 Class AB
03/25/2029	6.000%	89,870	94,533
CMO Series 2001-60 Class PX
11/25/2031	6.000%	126,872	135,601
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	414,476	437,280
CMO Series 2002-78 Class Z
12/25/2032	5.500%	162,863	172,826
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	2,011,547	2,093,639
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	670,708	711,520
CMO Series 2004-65 Class LT
08/25/2024	4.500%	40,075	40,247
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	1,207,246	1,219,873
CMO Series 2005-121 Class DX
01/25/2026	5.500%	109,182	110,959
CMO Series 2006-105 Class ME
11/25/2036	5.500%	442,771	471,507
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	328,245	345,135
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	130,624	134,908
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	116,157	124,545
CMO Series 2007-116 Class PB
08/25/2035	5.500%	130,671	139,332
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	155,910	161,873
CMO Series 2007-42 Class B
05/25/2037	6.000%	115,869	124,993
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	206,315	222,747
CMO Series 2008-80 Class GP
09/25/2038	6.250%	16,867	18,093
CMO Series 2009-59 Class HB
08/25/2039	5.000%	281,404	292,936
CMO Series 2009-60 Class HT
08/25/2039	6.000%	274,743	296,284
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-79 Class UA
03/25/2038	7.000%	20,957	22,572
CMO Series 2009-W1 Class A
12/25/2049	6.000%	525,288	554,172
CMO Series 2010-111 Class AM
10/25/2040	5.500%	740,250	794,872
CMO Series 2010-2 Class LC
02/25/2040	5.000%	1,122,960	1,180,780
CMO Series 2011-118 Class MT
11/25/2041	7.000%	346,878	381,454
CMO Series 2011-118 Class NT
11/25/2041	7.000%	400,447	442,791
CMO Series 2011-31 Class DB
04/25/2031	3.500%	1,581,602	1,584,673
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	204,163	218,850
CMO Series 2011-44 Class EB
05/25/2026	3.000%	629,870	627,883
CMO Series 2011-46 Class B
05/25/2026	3.000%	1,516,198	1,511,138
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	947,214	1,014,551
CMO Series 2012-151 Class NX
01/25/2043	1.500%	672,431	614,257
CMO Series 2012-66 Class CB
06/25/2032	3.000%	3,000,000	2,948,092
CMO Series 2013-100 Class WB
10/25/2033	3.000%	2,811,542	2,761,407
CMO Series 2013-101 Class E
10/25/2033	3.000%	2,925,165	2,862,340
CMO Series 2013-108 Class GU
10/25/2033	3.000%	2,452,256	2,408,937
CMO Series 2013-43 Class BP
05/25/2043	1.750%	2,427,523	2,236,334
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	884,099
CMO Series 2013-81 Class TA
02/25/2043	3.000%	1,357,574	1,336,950
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,500,000	1,500,095
CMO Series 2014-73 Class MA
11/25/2044	2.500%	604,756	572,624
CMO Series 2015-84 Class PA
08/25/2033	1.700%	2,704,190	2,566,759
CMO Series 2016-48 Class MA
06/25/2038	2.000%	2,564,769	2,421,884

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	47

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-57 Class PC
06/25/2046	1.750%	5,232,531	4,696,271
CMO Series 2017-13 Class PA
08/25/2046	3.000%	56,020	54,533
CMO Series 2018-14 Class KC
03/25/2048	3.000%	125,997	122,067
CMO Series 2018-15 Class AB
03/25/2048	3.000%	42,448	41,457
CMO Series 2018-8 Class KL
03/25/2047	2.500%	896,012	836,107
CMO Series 2019-15 Class AB
05/25/2053	3.500%	3,584,057	3,588,870
CMO Series 2019-25 Class PA
05/25/2048	3.000%	2,112,722	2,064,234
CMO Series 2019-35 Class A
07/25/2049	3.000%	655,444	629,206
CMO Series 2019-8 Class GA
03/25/2049	3.000%	4,521,011	4,385,807
CMO Series 2020-48 Class AB
07/25/2050	2.000%	2,436,063	2,233,161
CMO Series 2020-48 Class DA
07/25/2050	2.000%	3,384,062	3,042,123
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	5,600,000	5,035,082
CMO Series 2021-78 Class ND
11/25/2051	1.500%	11,111,853	9,801,619
CMO Series G94-8 Class K
07/17/2024	8.000%	28,206	29,257
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	199,173	198,162
Series 2013-M9 Class A2
01/25/2023	2.389%	708,670	703,698
Federal National Mortgage Association(b)
6-month USD LIBOR + 2.500% Floor 2.500%, Cap 11.234% 03/01/2036	3.106%	136,484	143,329
12-month USD LIBOR + 1.579% Floor 1.579%, Cap 7.707% 06/01/2045	2.267%	522,184	531,338
12-month USD LIBOR + 1.584% Floor 1.584%, Cap 7.690% 01/01/2046	2.574%	1,583,348	1,611,101
1-month SOFR + 2.212% Floor 2.212%, Cap 6.611% 12/01/2051	1.611%	877,732	815,148
CMO Series 2003-W8 Class 3F1
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 05/25/2042	2.024%	127,329	126,602
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-SV Class 75
-4.0 x 1-month USD LIBOR + 24.200% Cap 24.200% 09/25/2035	17.706%	31,248	38,240
CMO Series 2005-W3 Class 2AF
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 9.500% 03/25/2045	1.844%	236,623	235,877
CMO Series 2007-101 Class A2
1-month USD LIBOR + 0.250% Floor 0.250% 06/27/2036	1.256%	156,014	151,022
CMO Series 2010-28 Class BS
-2.2 x 1-month USD LIBOR + 11.588% Cap 11.588% 04/25/2040	7.935%	34,157	34,219
CMO Series 2010-35 Class SJ
-3.3 x 1-month USD LIBOR + 17.667% Cap 17.667% 04/25/2040	12.255%	232,690	244,404
CMO Series 2010-49 Class SC
-2.0 x 1-month USD LIBOR + 12.660% Cap 12.660% 03/25/2040	9.413%	146,172	157,295
CMO Series 2011-75 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 6.500% 08/25/2041	2.174%	78,218	78,429
Federal National Mortgage Association(m)
01/01/2042- 03/01/2042	2.000%	45,050,823	40,309,937
12/01/2047	2.500%	5,781,573	5,276,572
Federal National Mortgage Association(b),(g)
CMO Series 1996-4 Class SA
-1.0 x 1-month USD LIBOR + 8.500% Cap 8.500% 02/25/2024	6.876%	10,646	385
CMO Series 2006-117 Class GS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2036	5.026%	108,792	11,002
CMO Series 2006-43 Class SI
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 06/25/2036	4.976%	510,725	62,807

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-58 Class IG
-1.0 x 1-month USD LIBOR + 6.520% Cap 6.520% 07/25/2036	4.896%	113,748	13,508
CMO Series 2006-8 Class WN
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	5.076%	595,946	78,738
CMO Series 2006-94 Class GI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/25/2026	5.026%	191,141	6,616
CMO Series 2007-109 Class PI
-1.0 x 1-month USD LIBOR + 6.350% Cap 6.350% 12/25/2037	4.726%	177,592	21,021
CMO Series 2007-65 Class KI
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 07/25/2037	4.996%	86,892	10,744
CMO Series 2007-72 Class EK
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 07/25/2037	4.776%	546,496	72,135
CMO Series 2007-W7 Class 2A2
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 07/25/2037	4.906%	174,467	17,487
CMO Series 2009-112 Class ST
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 01/25/2040	4.626%	165,617	20,212
CMO Series 2009-17 Class QS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 03/25/2039	5.026%	39,387	4,445
CMO Series 2009-37 Class KI
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2039	4.376%	172,260	14,917
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-68 Class SA
-1.0 x 1-month USD LIBOR + 6.750% Cap 6.750% 09/25/2039	5.126%	230,287	26,615
CMO Series 2010-125 Class SA
-1.0 x 1-month USD LIBOR + 4.440% Cap 4.440% 11/25/2040	2.816%	424,361	30,551
CMO Series 2010-147 Class SA
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 01/25/2041	4.906%	1,026,684	157,762
CMO Series 2010-35 Class SB
-1.0 x 1-month USD LIBOR + 6.420% Cap 6.420% 04/25/2040	4.796%	103,690	9,997
CMO Series 2010-42 Class S
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 05/25/2040	4.776%	96,077	10,763
CMO Series 2010-68 Class SA
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 07/25/2040	3.376%	360,049	32,504
Federal National Mortgage Association(c)
CMO Series 2003-W16 Class AF5
11/25/2033	4.561%	303,558	299,019
CMO Series 2010-61 Class WA
06/25/2040	6.007%	75,635	80,988
CMO Series 2011-2 Class WA
02/25/2051	5.817%	75,150	79,455
CMO Series 2011-43 Class WA
05/25/2051	5.849%	92,618	99,180
Federal National Mortgage Association(i)
CMO Series 2006-15 Class OP
03/25/2036	0.000%	96,690	82,404
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	162,531	134,412
CMO Series 2009-86 Class BO
03/25/2037	0.000%	36,248	31,659
CMO Series 2013-101 Class DO
10/25/2043	0.000%	1,078,499	863,906
CMO Series 2013-128 Class
12/25/2043	0.000%	647,655	535,144

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	49

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-92 Class
09/25/2043	0.000%	711,118	546,193
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	24,080	23,537
Federal National Mortgage Association(g)
CMO Series 2009-86 Class IP
10/25/2039	5.500%	69,785	12,836
Federal National Mortgage Association(c),(g)
CMO Series 2011-30 Class LS
04/25/2041	1.229%	255,054	13,578
Freddie Mac REMICS
CMO Series 205119 Class AB
08/25/2049	1.500%	1,596,011	1,393,943
CMO Series 205217 Class CD
07/25/2049	2.500%	2,201,206	2,100,443
CMO Series 5182 Class M
05/25/2049	2.500%	1,678,007	1,562,149
CMO Series 5201 Class CA
07/25/2048	2.500%	2,508,902	2,357,001
Government National Mortgage Association
09/20/2038	7.000%	47,551	52,132
08/20/2039	6.000%	168,684	184,161
07/20/2040- 12/15/2040	3.750%	1,724,643	1,734,187
11/15/2040- 11/20/2040	3.625%	788,227	789,907
12/15/2040	3.490%	1,249,992	1,280,700
05/20/2045- 04/20/2052	4.000%	15,783,633	15,878,406
10/20/2046- 01/20/2052	3.000%	32,891,907	31,213,994
08/15/2047- 04/20/2050	4.500%	12,211,881	12,592,066
01/20/2048- 02/20/2052	3.500%	30,953,153	30,364,309
03/20/2048- 03/20/2049	5.000%	13,897,235	14,403,008
09/20/2050- 12/20/2051	2.500%	42,370,502	38,990,564
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	362,253	380,874
CMO Series 2005-26 Class XY
03/20/2035	5.500%	317,028	336,314
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	373,389	389,736
CMO Series 2006-17 Class JN
04/20/2036	6.000%	143,484	152,561
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	499,428	523,718
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-69 Class MB
12/20/2036	5.500%	572,264	604,408
CMO Series 2008-23 Class PH
03/20/2038	5.000%	460,350	476,539
CMO Series 2009-104 Class AB
08/16/2039	7.000%	207,636	213,931
CMO Series 2010-130 Class CP
10/16/2040	7.000%	247,473	272,682
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	4,937	4,829
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	8,956	8,753
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	36,278	35,388
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	983,832	949,416
CMO Series 2018-11 Class PC
12/20/2047	2.750%	31,857	30,517
CMO Series 2019-132 Class NA
09/20/2049	3.500%	749,708	740,631
CMO Series 2019-31 Class JC
03/20/2049	3.500%	526,363	522,248
CMO Series 2021-23 Class MG
02/20/2051	1.500%	3,212,972	2,861,060
CMO Series 2022-107 Class C
06/20/2051	2.500%	6,953,000	6,001,998
CMO Series 2022-31 Class GH
12/20/2049	2.500%	4,919,668	4,651,863
CMO Series 2022-84 Class A
01/20/2052	2.500%	2,116,742	1,862,700
Government National Mortgage Association(c)
03/20/2048	4.775%	3,599,176	3,704,669
05/20/2063	4.390%	12,447	12,520
CMO Series 2010-H17 Class XQ
07/20/2060	5.211%	11,216	11,192
CMO Series 2011-137 Class WA
07/20/2040	5.603%	490,427	532,718
CMO Series 2012-141 Class WC
01/20/2042	3.719%	334,959	336,879
CMO Series 2013-54 Class WA
11/20/2042	4.881%	909,436	946,624
CMO Series 2013-75 Class WA
06/20/2040	5.128%	275,013	288,435
CMO Series 2020-1 Class A
08/20/2070	2.932%	3,498,023	3,299,670

The accompanying Notes to Financial Statements are an integral part of this statement.
50	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(m)
03/20/2052	3.000%	3,976,779	3,717,353
Government National Mortgage Association(b)
1-year CMT + 1.701% 02/20/2072	3.247%	5,949,814	6,169,462
1-year CMT + 1.742% 04/20/2072	3.436%	5,788,131	6,016,292
1-year CMT + 1.701% 04/20/2072	3.442%	6,307,651	6,548,131
CMO Series 2007-16 Class NS
-3.5 x 1-month USD LIBOR + 23.275% Cap 23.275% 04/20/2037	17.692%	51,070	57,696
CMO Series 2012-H10 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.500% 12/20/2061	1.353%	697,691	693,511
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	1.503%	7,478	7,444
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	1.453%	6,670	6,634
CMO Series 2012-H26 Class MA
1-month USD LIBOR + 0.550% Floor 0.550% 07/20/2062	1.353%	2,931	2,905
CMO Series 2012-H28 Class FA
1-month USD LIBOR + 0.580% Floor 0.580% 09/20/2062	1.383%	8,600	8,558
CMO Series 2012-H29 Class FA
1-month USD LIBOR + 0.515% Floor 0.515%, Cap 11.500% 10/20/2062	1.318%	612,043	607,960
CMO Series 2013-H01 Class TA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 01/20/2063	1.303%	4,512	4,460
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	1.203%	6,159	6,079
CMO Series 2013-H07 Class GA
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 10.500% 03/20/2063	1.273%	704,144	698,517
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H07 Class HA
1-month USD LIBOR + 0.410% Floor 0.410%, Cap 11.000% 03/20/2063	1.213%	552,921	547,639
CMO Series 2013-H09 Class GA
1-month USD LIBOR + 0.480% Floor 0.480%, Cap 11.000% 04/20/2063	1.283%	852,305	846,738
CMO Series 2013-H09 Class SA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 04/20/2063	1.303%	1,624,289	1,608,915
CMO Series 2013-H21 Class FA
1-month USD LIBOR + 0.750% Floor 0.750%, Cap 11.000% 09/20/2063	1.553%	1,386,532	1,382,530
CMO Series 2013-H21 Class FB
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 11.000% 09/20/2063	1.503%	1,725,012	1,718,812
CMO Series 2015-H23 Class FB
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 09/20/2065	1.323%	1,036,876	1,026,700
CMO Series 2015-H26 Class FG
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 10/20/2065	1.323%	560,660	555,066
CMO Series 2015-H30 Class FE
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 11/20/2065	1.403%	4,458,204	4,421,857
CMO Series 2020-H05 Class FK
1-month USD LIBOR + 0.610% Floor 0.610%, Cap 99.000% 03/20/2070	1.413%	3,135,569	3,108,035
Government National Mortgage Association(b),(g)
CMO Series 2005-3 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2035	4.505%	449,800	37,783
CMO Series 2007-40 Class SN
-1.0 x 1-month USD LIBOR + 6.680% Cap 6.680% 07/20/2037	5.085%	313,558	25,538
CMO Series 2008-62 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2038	4.555%	292,092	12,607

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	51

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2008-76 Class US
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/20/2038	4.305%	350,431	24,710
CMO Series 2008-95 Class DS
-1.0 x 1-month USD LIBOR + 7.300% Cap 7.300% 12/20/2038	5.705%	292,572	23,347
CMO Series 2009-106 Class ST
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2038	4.405%	488,907	39,222
CMO Series 2009-64 Class SN
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/16/2039	4.591%	179,729	15,407
CMO Series 2009-67 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/16/2039	4.541%	143,666	11,902
CMO Series 2009-72 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/16/2039	4.741%	355,823	33,230
CMO Series 2009-81 Class SB
-1.0 x 1-month USD LIBOR + 6.090% Cap 6.090% 09/20/2039	4.495%	486,392	52,806
CMO Series 2010-47 Class PX
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 06/20/2037	5.105%	569,809	62,639
CMO Series 2011-75 Class SM
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 05/20/2041	5.005%	279,681	25,158
Government National Mortgage Association(i)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	50,974	46,441
CMO Series 2010-157 Class OP
12/20/2040	0.000%	263,949	227,944
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(g)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	379,320	84,633
Government National Mortgage Association TBA(h)
07/21/2052- 08/18/2052	4.500%	30,000,000	30,383,484
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	3,751,174	3,372,224
Uniform Mortgage-Backed Security TBA(h)
07/14/2052	2.500%	10,400,000	9,370,563
07/14/2052	3.500%	28,595,000	27,541,676
07/14/2052	4.000%	24,060,000	23,753,611
07/14/2052- 08/11/2052	4.500%	47,100,000	47,281,020
08/11/2052- 09/14/2052	5.000%	118,100,000	120,052,260
09/14/2052	5.500%	16,900,000	17,447,270
Total Residential Mortgage-Backed Securities - Agency (Cost $1,144,176,724)			1,101,423,737

Residential Mortgage-Backed Securities - Non-Agency 4.9%

Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-B Class A
06/25/2066	2.239%	3,284,773	3,060,976
Anchor Mortgage Trust(a),(c)
CMO Series 2021-1 Class A2
10/25/2026	3.650%	6,666,667	6,299,822
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-2 Class A1A
01/26/2065	2.531%	944,446	912,307
CMO Series 2021-6 Class A1
09/25/2066	1.483%	1,612,327	1,393,479
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	38,316	38,244
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	258,712	248,123
ANTLR Mortgage Trust(a),(c)
CMO Series 2021-RTL1 Class A1
11/25/2024	2.115%	3,399,000	3,257,324
CMO Series 2021-RTL1 Class A2
01/25/2025	2.981%	4,600,000	4,394,275
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	27,749	26,695
Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2003-4 Class 3A1
07/25/2033	3.496%	21,142	20,753

The accompanying Notes to Financial Statements are an integral part of this statement.
52	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-7 Class 6A
10/25/2033	2.535%	103,159	99,752
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month USD LIBOR + 0.900% Floor 0.900%, Cap 11.000% 12/25/2033	2.524%	217,057	206,247
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	1,197,484	1,171,222
CMO Series 2019-3 Class A1
11/25/2059	2.724%	479,664	464,835
BVRT Financing Trust(a),(b),(f)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	1.976%	7,675,712	7,675,712
Chase Mortgage Finance Corp.(c)
CMO Series 2007-A1 Class 1A3
02/25/2037	2.624%	156,947	151,847
CMO Series 2007-A1 Class 2A1
02/25/2037	3.515%	56,031	54,741
CMO Series 2007-A1 Class 7A1
02/25/2037	3.442%	27,810	27,771
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	32,509	30,372
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	89,349	85,378
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2009-10 Class 1A1
09/25/2033	2.529%	89,901	86,635
COLT Mortgage Loan Trust(a),(c)
CMO Series 2021-2 Class A1
08/25/2066	0.924%	2,042,542	1,778,116
CMO Series 2021-4 Class A1
10/25/2066	1.397%	2,286,703	1,982,674
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	121,294	115,578
CMO Series 2004-3 Class A26
04/25/2034	5.500%	56,264	52,845
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	129,806	125,874
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	49,439	47,137
CMO Series 2004-5 Class 3A1
09/25/2034	5.250%	27,288	24,830
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	10,294	9,710
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	83,811	81,300
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	133,495	125,945
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	6,134,457	6,043,681
DBRR Trust(a),(c)
CMO Series 2015-LCM Class A2
06/10/2034	3.535%	3,152,000	2,921,954
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	1,673,504	1,603,012
FMC GMSR Issuer Trust(a),(c)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	5,000,000	4,637,080
CMO Series 2021-GT1 Class B
07/25/2026	4.360%	6,000,000	5,403,260
CMO Series 2021-GT2 Class B
10/25/2026	4.440%	3,828,000	3,429,572
FMC GMSR Issuer Trust(a),(c),(d),(f)
CMO Series 2021-GT1 Class A
02/25/2024	3.000%	8,000,000	7,680,000
FMC GMSR Issuer Trust(a)
CMO Series 2022-GT1 Class B
04/25/2027	7.170%	6,000,000	5,840,653
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.000% 09/25/2035	1.974%	499,128	432,646
GSMPS Mortgage Loan Trust(a),(c),(g)
CMO Series 2005-RP3 Class 1AS
09/25/2035	3.137%	386,815	12,513
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	103,345	98,773
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 5.500% 06/25/2035	2.124%	6,971	6,941
HarborView Mortgage Loan Trust(c)
CMO Series 2004-3 Class 1A
05/19/2034	2.718%	423,521	408,958

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	53

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Headlands Residential LLC(a),(c)
CMO Series 2017-RPL1 Class A
11/25/2024	3.875%	988,791	961,101
CMO Series 2021-RPL1 Class NOTE
09/25/2026	2.487%	7,225,000	6,747,821
Hundred Acre Wood Trust(a),(d),(f)
CMO Series 2018-1 Class A
02/13/2025	7.250%	2,000,000	2,000,000
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 10.250% 05/25/2035	2.224%	165,687	149,442
Impac Secured Assets CMN Owner Trust(c)
CMO Series 2003-3 Class A1
08/25/2033	4.879%	60,939	58,760
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month USD LIBOR + 0.700% Floor 0.350%, Cap 11.500% 05/25/2036	2.324%	25,693	23,688
JPMorgan Mortgage Trust(c)
CMO Series 2006-A2 Class 5A3
11/25/2033	2.284%	102,525	100,326
CMO Series 2007-A1 Class 5A5
07/25/2035	2.417%	94,362	92,551
LHOME Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
10/25/2024	3.228%	2,381,400	2,372,130
LHOME Mortgage Trust(a),(c)
CMO Series 2021-RTL1 Class A1
09/25/2026	2.090%	2,205,000	2,103,250
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 2A1
04/21/2034	2.679%	76,883	74,194
CMO Series 2004-13 Class 3A7
11/21/2034	3.052%	137,017	130,445
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	22,655	20,897
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	84,571	81,467
CMO Series 2004-2 Class A2
08/25/2032	6.500%	133,199	128,855
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-2 Class A
1-month USD LIBOR + 0.800% Floor 0.800% 11/25/2053	2.424%	1,361,400	1,347,623
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 02/25/2055	1.368%	664,000	655,471
CMO Series 2021-2 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 04/25/2055	2.374%	2,054,000	2,023,967
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month USD LIBOR + 0.780% Floor 0.390%, Cap 11.750% 03/25/2028	2.404%	41,356	39,848
CMO Series 2003-E Class A1
1-month USD LIBOR + 0.620% Floor 0.620%, Cap 11.750% 10/25/2028	2.244%	177,536	168,862
CMO Series 2004-A Class A1
1-month USD LIBOR + 0.460% Floor 0.230%, Cap 11.750% 04/25/2029	2.084%	134,950	126,173
CMO Series 2004-G Class A2
6-month USD LIBOR + 0.600% Floor 0.300%, Cap 11.750% 01/25/2030	3.435%	22,924	21,598
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2004-1 Class 2A1
12/25/2034	2.292%	110,543	106,002
CMO Series 2004-A4 Class A2
08/25/2034	2.959%	139,513	133,298
MFA Trust(a),(c)
CMO Series 2021-NQM2 Class A1
11/25/2064	1.029%	995,777	899,356
Mill City Securities Ltd.(a),(c)
CMO Series 2021-RS1 Class A2
04/28/2066	3.951%	4,449,000	4,189,014
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-3 Class 4A
04/25/2034	5.649%	125,719	123,889
MRA Issuance Trust(a),(b),(d),(f)
CMO Series 2021-EBO2 Class A
1-month USD LIBOR + 2.735% 04/15/2023	2.966%	7,000,000	7,000,000
CMO Series 2021-EBO5 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/15/2023	1.842%	9,600,000	9,600,000
CMO Series 2021-EBO7 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 02/15/2023	2.850%	9,600,000	9,600,000

The accompanying Notes to Financial Statements are an integral part of this statement.
54	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	91,878	82,091
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	276,991	266,558
NewRez Warehouse Securitization Trust(a),(b)
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 05/25/2055	2.374%	5,373,000	5,298,831
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-FNT2 Class A
05/25/2026	3.228%	3,963,466	3,624,256
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,873,902	2,730,845
OCWEN(c),(d),(f)
CMO Series 2021-GNMSR Class 1
03/15/2023	4.570%	4,128,148	4,128,148
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	3,519,636	3,327,035
CMO Series 2021-2 Class A1
03/25/2026	2.115%	2,526,147	2,389,375
Pretium Mortgage Credit Partners(a),(c)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	4,403,200	4,103,013
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	4,078,312	3,861,124
CMO Series 2021-NPL4 Class A1
10/27/2060	2.363%	3,701,226	3,484,524
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	4,471,547	4,183,250
CMO Series 2021-RN3 Class A1
09/25/2051	1.843%	5,280,640	4,943,653
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
30-day Average SOFR + 1.700% Floor 1.700% 12/27/2033	2.626%	3,500,000	3,369,921
RCO VI Mortgage LLC(a),(c)
CMO Series 2022-1 Class A1
01/25/2027	3.000%	6,350,623	6,045,449
CMO Series 2022-1 Class A2
01/25/2027	5.250%	2,500,000	2,180,469
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	157,830	154,387
Residential Asset Securitization Trust(c)
CMO Series 2004-IP2 Class 1A1
12/25/2034	2.765%	202,027	207,284
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,461,241
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	1,919,906	1,910,033
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	3,376,138	3,341,576
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month USD LIBOR + 0.760% Floor 0.760%, Cap 12.500% 04/20/2033	2.355%	336,865	315,509
CMO Series 2003-8 Class A1
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.500% 01/20/2034	2.235%	310,749	299,292
CMO Series 2004-11 Class A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.500% 12/20/2034	2.195%	313,129	287,036
CMO Series 2004-12 Class A3
6-month USD LIBOR + 0.320% Floor 0.320%, Cap 11.500% 01/20/2035	3.068%	148,745	139,623
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2020-1 Class A1
02/25/2050	2.275%	181,283	176,615
CMO Series 2020-3 Class A1
04/25/2065	1.486%	654,514	630,726
CMO Series 2020-INV1 Class A1
11/25/2055	1.027%	552,943	529,624
CMO Series 2021-1 Class A1
05/25/2065	1.219%	700,434	658,005
CMO Series 2021-4 Class A1
08/25/2056	1.162%	2,181,504	1,971,036
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-4 Class 5A
04/25/2034	2.663%	64,521	59,380
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month USD LIBOR + 0.660% Floor 0.330%, Cap 11.000% 10/19/2034	2.255%	201,896	192,246

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	55

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-AR5 Class A3
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 11.000% 07/19/2035	2.095%	106,426	98,816
Structured Asset Securities Corp.(c)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	234,052	219,362
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c)
CMO Series 2003-34A Class 3A3
11/25/2033	3.033%	127,952	127,127
CMO Series 2003-40A Class 3A2
01/25/2034	2.935%	81,313	78,543
CMO Series 2004-6XS Class A5A
03/25/2034	5.579%	48,882	48,303
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	5.579%	58,659	57,963
Thornburg Mortgage Securities Trust(c)
CMO Series 2004-4 Class 3A
12/25/2044	1.944%	91,547	87,168
Toorak Mortgage Corp., Ltd.(c)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	614,606	613,524
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	2,572,387	2,559,838
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	4,710,745	4,519,744
CMO Series 2021-NPL3 Class A1
05/25/2051	1.743%	3,979,946	3,728,200
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	6,690,580	6,320,351
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	102,552	108,844
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	5,592,461	5,334,756
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	3,842,668	3,684,754
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	3,158,163	3,016,869
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	3,329,280	3,168,691
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	2,957,118	2,787,637
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A1
11/25/2059	2.642%	534,143	524,404
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	314,040	308,307
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	264,726	258,438
CMO Series 2020-1 Class A1
01/25/2060	2.417%	521,668	507,520
CMO Series 2020-2 Class A1
05/25/2060	2.226%	576,331	568,250
CMO Series 2020-5 Class A1
05/25/2065	1.218%	279,957	268,039
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	732,196	721,409
CMO Series 2021-1 Class A1
01/25/2066	0.815%	895,748	827,646
CMO Series 2021-2 Class A1
02/25/2066	1.031%	1,700,115	1,546,615
CMO Series 2021-3 Class A1
06/25/2066	1.046%	1,572,938	1,396,488
CMO Series 2021-4 Class A1
07/25/2066	0.938%	1,890,502	1,637,586
CMO Series 2021-5 Class A1
09/25/2066	1.013%	6,975,558	6,114,708
CMO Series 2021-7 Class A1
10/25/2066	1.829%	2,842,872	2,576,016
CMO Series 2021-8 Class A1
11/25/2066	1.824%	2,054,707	1,846,996
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	844,628	804,575
CMO Series 2021-R3 Class A1
04/25/2064	1.020%	944,638	898,350
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	635,409	611,875
VM Master Issuer LLC(a),(c),(d),(f)
CMO Series 2022-1 Class A1B
05/24/2025	6.174%	7,692,000	7,503,546
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR11 Class A6
10/25/2033	2.519%	178,125	169,464
CMO Series 2003-AR5 Class A7
06/25/2033	3.220%	66,533	63,770

The accompanying Notes to Financial Statements are an integral part of this statement.
56	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-AR6 Class A1
06/25/2033	3.452%	83,296	78,817
CMO Series 2003-AR7 Class A7
08/25/2033	2.467%	122,721	115,581
CMO Series 2004-AR3 Class A2
06/25/2034	3.081%	53,786	50,926
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	9,120	8,932
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-U Class A1
10/25/2034	2.990%	135,148	126,989
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $268,280,910)			256,097,482

U.S. Government & Agency Obligations 0.6%

Federal Home Loan Mortgage Corp.(k)
12/14/2029	0.000%	3,534,000	2,763,313
Federal National Mortgage Association(k)
11/15/2030	0.000%	10,386,000	7,816,395
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,177,126
Residual Funding Corp.(k)
STRIPS
04/15/2030	0.000%	3,750,000	2,878,871
Tennessee Valley Authority
04/01/2036	5.880%	4,870,000	5,869,238
09/15/2060	4.625%	835,000	937,257
09/15/2065	4.250%	1,423,000	1,492,819
Tennessee Valley Authority(k)
STRIPS
11/01/2025	0.000%	8,500,000	7,549,628
06/15/2035	0.000%	750,000	436,647
Total U.S. Government & Agency Obligations (Cost $33,114,264)			30,921,294

U.S. Treasury Obligations 22.7%

U.S. Treasury
09/30/2022	0.125%	11,454,000	11,403,889
04/30/2023	0.125%	19,589,000	19,147,482
02/29/2024	2.125%	5,136,000	5,065,781
04/30/2024	2.500%	1,558,000	1,544,550
05/15/2024	2.500%	640,000	634,225
05/31/2024	2.500%	3,747,000	3,713,775
06/30/2024	2.000%	565,000	554,252
02/15/2025	1.500%	18,135,000	17,428,018
04/30/2025	2.875%	525,000	522,703
06/15/2025	2.875%	10,941,000	10,898,262
08/31/2025	0.250%	42,075,000	38,521,635
09/30/2025	0.250%	9,620,000	8,787,269
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2025	2.250%	1,283,000	1,249,522
11/30/2025	0.375%	2,287,000	2,088,674
01/31/2026	0.375%	25,123,000	22,840,340
03/31/2026	0.750%	8,862,000	8,139,885
05/31/2026	0.750%	50,362,000	46,077,296
06/30/2026	0.875%	22,002,000	20,195,430
08/15/2026	1.500%	51,818,000	48,660,341
11/15/2026	2.000%	11,527,000	11,020,893
04/30/2027	0.500%	53,707,000	47,530,695
05/15/2027	2.375%	25,841,000	25,013,280
05/31/2027	2.625%	13,321,000	13,069,150
06/30/2027	3.250%	8,415,000	8,497,835
08/31/2027	0.500%	17,511,000	15,364,535
10/31/2027	0.500%	20,093,000	17,551,550
11/30/2027	0.625%	31,374,000	27,547,843
02/15/2028	2.750%	23,081,000	22,673,476
06/30/2028	1.250%	11,412,000	10,265,451
07/31/2028	1.000%	13,987,000	12,370,846
10/31/2028	1.375%	47,318,000	42,663,831
04/30/2029	2.875%	35,000	34,595
05/31/2029	2.750%	24,902,000	24,419,524
11/15/2031	1.375%	13,185,000	11,435,927
02/15/2032	1.875%	41,515,000	37,609,995
05/15/2032	2.875%	7,181,000	7,101,336
08/15/2039	4.500%	7,032,000	8,264,797
05/15/2040	1.125%	24,990,000	17,395,383
08/15/2040	1.125%	28,742,000	19,845,453
11/15/2040	1.375%	53,502,000	38,521,440
02/15/2041	1.875%	23,159,000	18,161,722
02/15/2041	4.750%	2,429,000	2,924,668
05/15/2041	2.250%	86,623,000	72,248,996
08/15/2041	1.750%	91,953,000	69,927,383
11/15/2041	3.125%	1,595,000	1,530,203
02/15/2042	2.375%	4,223,000	3,580,312
05/15/2042	3.250%	4,887,000	4,770,170
08/15/2042	2.750%	14,400,000	12,903,750
11/15/2042	2.750%	6,935,000	6,204,658
02/15/2043	3.125%	2,000,000	1,899,375
11/15/2043	3.750%	3,952,000	4,131,692
02/15/2044	3.625%	9,618,000	9,861,456
05/15/2044	3.375%	5,000,000	4,933,594
02/15/2045	2.500%	11,825,000	10,029,078
08/15/2045	2.875%	13,210,000	11,998,395
11/15/2048	3.375%	4,911,000	4,990,036
11/15/2049	2.375%	19,900,000	16,803,062
02/15/2050	2.000%	2,295,000	1,778,625
08/15/2050	1.375%	13,450,000	8,851,781
11/15/2050	1.625%	7,642,000	5,373,281
02/15/2051	1.875%	22,916,000	17,190,581
05/15/2051	2.375%	17,165,000	14,491,015
08/15/2051	2.000%	44,740,000	34,582,622
11/15/2051	1.875%	2,781,000	2,087,054
02/15/2052	2.250%	61,382,000	50,515,468
05/15/2052	2.875%	14,837,000	14,011,692

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	57

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(k)
STRIPS
08/15/2022	0.000%	1,700,000	1,696,945
11/15/2022	0.000%	5,975,000	5,933,222
02/15/2023	0.000%	20,665,000	20,371,169
05/15/2023	0.000%	8,680,000	8,488,430
08/15/2023	0.000%	7,320,000	7,105,261
11/15/2023	0.000%	5,449,000	5,238,915
02/15/2024	0.000%	2,201,000	2,100,493
08/15/2024	0.000%	1,000,000	940,508
11/15/2024	0.000%	4,500,000	4,201,172
02/15/2025	0.000%	1,000,000	925,664
05/15/2025	0.000%	2,500,000	2,300,098
02/15/2026	0.000%	5,500,000	4,939,473
02/15/2032	0.000%	13,100,000	9,706,793
08/15/2032	0.000%	1,500,000	1,093,184
08/15/2033	0.000%	4,000,000	2,820,312
11/15/2033	0.000%	7,400,000	5,182,023
02/15/2034	0.000%	4,400,000	3,050,266
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2034	0.000%	2,400,000	1,645,219
11/15/2034	0.000%	1,850,000	1,250,051
11/15/2040	0.000%	13,935,000	7,410,589
Total U.S. Treasury Obligations (Cost $1,316,384,171)			1,187,851,620

Money Market Funds 4.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(n),(o)	255,919,051	255,765,500
Total Money Market Funds (Cost $255,772,673)		255,765,500
Total Investments in Securities (Cost: $5,977,839,897)		5,506,867,656
Other Assets & Liabilities, Net		(274,699,371)
Net Assets		5,232,168,285

At June 30, 2022, securities and/or cash totaling $6,205,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	109	09/2022	USD	15,110,125	—	(297,914)
U.S. Treasury 10-Year Note	1,013	09/2022	USD	120,072,156	—	(1,589,065)
U.S. Treasury 2-Year Note	335	09/2022	USD	70,355,235	—	(388,606)
U.S. Treasury 5-Year Note	167	09/2022	USD	18,745,750	31,020	—
U.S. Treasury 5-Year Note	165	09/2022	USD	18,521,250	—	(59,619)
U.S. Treasury Ultra 10-Year Note	94	09/2022	USD	11,973,250	—	(224,697)
U.S. Ultra Treasury Bond	51	09/2022	USD	7,871,531	—	(82,495)
Total					31,020	(2,642,396)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 38	Citi	06/20/2027	5.000	Quarterly	USD	13,612,500	1,145,005	—	—	1,145,005	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $1,392,456,492, which represents 26.61% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2022, the total value of these securities amounted to $69,947,395, which represents 1.34% of total net assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2022, the total value of these securities amounted to $17,041, which represents less than 0.01% of total net assets.
(f)	Valuation based on significant unobservable inputs.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2022.
(k)	Zero coupon bond.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Represents a security purchased on a forward commitment basis.
(n)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(o)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	301,950,331	1,352,926,473	(1,399,112,601)	1,297	255,765,500	(95,953)	570,238	255,919,051
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	59

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	467,877,183	24,579,639	492,456,822
Commercial Mortgage-Backed Securities - Agency	—	237,660,602	—	237,660,602
Commercial Mortgage-Backed Securities - Non-Agency	—	285,441,423	7,019,902	292,461,325
Convertible Bonds	—	1,398,976	—	1,398,976
Corporate Bonds & Notes	—	1,585,137,312	—	1,585,137,312
Foreign Government Obligations	—	53,014,727	—	53,014,727
Inflation-Indexed Bonds	—	1,496,683	—	1,496,683
Municipal Bonds	—	11,181,576	—	11,181,576
Residential Mortgage-Backed Securities - Agency	—	1,098,390,896	3,032,841	1,101,423,737
Residential Mortgage-Backed Securities - Non-Agency	—	200,910,076	55,187,406	256,097,482
U.S. Government & Agency Obligations	—	30,921,294	—	30,921,294
U.S. Treasury Obligations	1,091,451,833	96,399,787	—	1,187,851,620
Money Market Funds	255,765,500	—	—	255,765,500
Total Investments in Securities	1,347,217,333	4,069,830,535	89,819,788	5,506,867,656
Investments in Derivatives
Asset
Futures Contracts	31,020	—	—	31,020
Swap Contracts	—	1,145,005	—	1,145,005
Liability
Futures Contracts	(2,642,396)	—	—	(2,642,396)
Total	1,344,605,957	4,070,975,540	89,819,788	5,505,401,285
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2021 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2022 ($)
Asset-Backed Securities — Non-Agency	21,457,203	(5,982)	171,422	(549,901)	4,647,977	(1,141,080)	—	—	24,579,639
Commercial Mortgage-Backed Securities — Non-Agency	7,189,673	(24,069)	—	(107,748)	—	(37,954)	—	—	7,019,902
Corporate Bonds & Notes	6,000,000	—	—	—	—	—	—	(6,000,000)	—
Residential Mortgage-Backed Securities — Agency	—	—	—	8,048	3,024,793	—	—	—	3,032,841
Residential Mortgage-Backed Securities — Non-Agency	61,142,686	—	—	(348,378)	10,291,924	(3,223,826)	—	(12,675,000)	55,187,406
Total	95,789,562	(30,051)	171,422	(997,979)	17,964,694	(4,402,860)	—	(18,675,000)	89,819,788
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2022 was $(997,979), which is comprised of Asset-Backed Securities — Non-Agency of $(549,901), Commercial Mortgage-Backed Securities — Non-Agency of $(107,748), Residential Mortgage-Backed Securities — Agency of $8,048 and Residential Mortgage-Backed Securities — Non-Agency of $(348,378).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain commercial mortgage backed securities, residential mortgage backed securities and asset backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, single market quotations from broker dealers, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	61

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $5,722,067,224)	$5,251,102,156
Affiliated issuers (cost $255,772,673)	255,765,500
Cash	400,000
Foreign currency (cost $31)	31
Cash collateral held at broker for:
TBA	1,560,000
Margin deposits on:
Futures contracts	3,817,000
Swap contracts	828,000
Receivable for:
Investments sold	14,930,997
Investments sold on a delayed delivery basis	252,488,404
Dividends	194,931
Interest	27,265,432
Foreign tax reclaims	137,303
Variation margin for futures contracts	1,879,016
Variation margin for swap contracts	24,865
Prepaid expenses	25,737
Total assets	5,810,419,372
Liabilities
Payable for:
Investments purchased	30,939,131
Investments purchased on a delayed delivery basis	538,603,194
Capital shares purchased	8,351,578
Management services fees	66,467
Distribution and/or service fees	105
Service fees	775
Compensation of board members	231,793
Compensation of chief compliance officer	722
Other expenses	57,322
Total liabilities	578,251,087
Net assets applicable to outstanding capital stock	$5,232,168,285
Represented by
Paid in capital	5,706,211,321
Total distributable earnings (loss)	(474,043,036)
Total - representing net assets applicable to outstanding capital stock	$5,232,168,285
Class 1
Net assets	$5,216,774,952
Shares outstanding	524,977,030
Net asset value per share	$9.94
Class 2
Net assets	$15,393,333
Shares outstanding	1,559,275
Net asset value per share	$9.87
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$570,238
Interest	68,791,830
Interfund lending	190
Total income	69,362,258
Expenses:
Management services fees	12,816,374
Distribution and/or service fees
Class 2	19,574
Service fees	4,846
Compensation of board members	24,047
Custodian fees	41,760
Printing and postage fees	6,205
Audit fees	32,706
Legal fees	33,509
Interest on collateral	5,488
Compensation of chief compliance officer	533
Other	34,108
Total expenses	13,019,150
Net investment income	56,343,108
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(151,164,320)
Investments — affiliated issuers	(95,953)
Forward foreign currency exchange contracts	119,201
Futures contracts	(8,588,943)
Swap contracts	(1,234,922)
Net realized loss	(160,964,937)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(530,869,353)
Investments — affiliated issuers	1,297
Futures contracts	(2,623,689)
Swap contracts	1,060,813
Net change in unrealized appreciation (depreciation)	(532,430,932)
Net realized and unrealized loss	(693,395,869)
Net decrease in net assets resulting from operations	$(637,052,761)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	63

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$56,343,108	$87,127,423
Net realized gain (loss)	(160,964,937)	36,194,057
Net change in unrealized appreciation (depreciation)	(532,430,932)	(169,957,325)
Net decrease in net assets resulting from operations	(637,052,761)	(46,635,845)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(239,558,439)
Class 2	—	(616,889)
Total distributions to shareholders	—	(240,175,328)
Increase (decrease) in net assets from capital stock activity	(165,705,562)	1,539,965,680
Total increase (decrease) in net assets	(802,758,323)	1,253,154,507
Net assets at beginning of period	6,034,926,608	4,781,772,101
Net assets at end of period	$5,232,168,285	$6,034,926,608

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	2,774,474	28,237,202	143,744,612	1,647,133,113
Distributions reinvested	—	—	21,351,020	239,558,439
Redemptions	(18,747,735)	(194,186,570)	(30,627,763)	(348,170,554)
Net increase (decrease)	(15,973,261)	(165,949,368)	134,467,869	1,538,520,998
Class 2
Subscriptions	177,147	1,811,919	327,529	3,713,472
Distributions reinvested	—	—	55,178	616,889
Redemptions	(150,736)	(1,568,113)	(255,399)	(2,885,679)
Net increase	26,411	243,806	127,308	1,444,682
Total net increase (decrease)	(15,946,850)	(165,705,562)	134,595,177	1,539,965,680
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

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Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	65

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$11.12	0.11	(1.29)	(1.18)	—	—	—
Year Ended 12/31/2021	$11.72	0.18	(0.32)	(0.14)	(0.17)	(0.29)	(0.46)
Year Ended 12/31/2020	$11.15	0.22	0.70	0.92	(0.24)	(0.11)	(0.35)
Year Ended 12/31/2019	$10.52	0.29	0.61	0.90	(0.27)	—	(0.27)
Year Ended 12/31/2018	$10.94	0.29	(0.31)	(0.02)	(0.27)	(0.13)	(0.40)
Year Ended 12/31/2017	$10.82	0.26	0.12	0.38	(0.25)	(0.01)	(0.26)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$11.07	0.09	(1.29)	(1.20)	—	—	—
Year Ended 12/31/2021	$11.66	0.15	(0.31)	(0.16)	(0.14)	(0.29)	(0.43)
Year Ended 12/31/2020	$11.10	0.19	0.69	0.88	(0.21)	(0.11)	(0.32)
Year Ended 12/31/2019	$10.47	0.26	0.61	0.87	(0.24)	—	(0.24)
Year Ended 12/31/2018	$10.89	0.26	(0.30)	(0.04)	(0.25)	(0.13)	(0.38)
Year Ended 12/31/2017	$10.77	0.23	0.13	0.36	(0.23)	(0.01)	(0.24)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$9.94	(10.61%)	0.47%(c),(d)	0.47%(c),(d)	2.04%(c)	139%	$5,216,775
Year Ended 12/31/2021	$11.12	(1.24%)	0.47%(d)	0.47%(d)	1.55%	276%	$6,017,964
Year Ended 12/31/2020	$11.72	8.27%	0.48%(d)	0.48%(d)	1.90%	298%	$4,765,378
Year Ended 12/31/2019	$11.15	8.61%	0.48%	0.48%	2.69%	321%	$3,759,623
Year Ended 12/31/2018	$10.52	(0.09%)	0.49%	0.49%	2.75%	309%	$3,535,290
Year Ended 12/31/2017	$10.94	3.58%	0.52%	0.52%	2.39%	240%	$3,284,310
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$9.87	(10.84%)	0.72%(c),(d)	0.72%(c),(d)	1.79%(c)	139%	$15,393
Year Ended 12/31/2021	$11.07	(1.41%)	0.72%(d)	0.72%(d)	1.30%	276%	$16,962
Year Ended 12/31/2020	$11.66	7.97%	0.73%(d)	0.73%(d)	1.64%	298%	$16,394
Year Ended 12/31/2019	$11.10	8.39%	0.73%	0.73%	2.43%	321%	$11,721
Year Ended 12/31/2018	$10.47	(0.35%)	0.74%	0.74%	2.50%	309%	$9,303
Year Ended 12/31/2017	$10.89	3.34%	0.77%	0.77%	2.15%	240%	$10,669
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	67

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Variable Portfolio – Partners Core Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
68	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	69

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are
70	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	71

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,145,005*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	31,020*
Total		1,176,025

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,642,396*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
72	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(1,234,922)	(1,234,922)
Foreign exchange risk	119,201	—	—	119,201
Interest rate risk	—	(8,588,943)	—	(8,588,943)
Total	119,201	(8,588,943)	(1,234,922)	(9,704,664)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	1,060,813	1,060,813
Interest rate risk	(2,623,689)	—	(2,623,689)
Total	(2,623,689)	1,060,813	(1,562,876)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	230,242,672*
Futures contracts — short	22,123,189**
Credit default swap contracts — buy protection	13,681,250*
Credit default swap contracts — sell protection	8,055,249**

Derivative instrument	Average unrealized appreciation ($)**	Average unrealized depreciation ($)**
Forward foreign currency exchange contracts	60,297	(39,530)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
**	Based on the ending daily outstanding amounts for the six months ended June 30, 2022.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	73

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
74	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2022:
Citi ($)
Assets
Centrally cleared credit default swap contracts (a)	24,865
Total financial and derivative net assets	24,865
Total collateral received (pledged) (b)	-
Net amount (c)	24,865

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	75

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.46% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Allspring Global Investments, LLC and J.P. Morgan Investment Management Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and
76	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2023
Class 1	0.54%
Class 2	0.79
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	77

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
5,977,840,000	11,649,000	(484,088,000)	(472,439,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $7,862,094,579 and $8,066,785,513, respectively, for the six months ended June 30, 2022, of which $6,619,419,409 and $6,639,489,860, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
78	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended June 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,620,000	0.85	5
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	79

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority,
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Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	81

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Partners Core Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Allspring Global Investments, LLC and J.P. Morgan Investment Management Inc. (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
82	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	83

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadvisers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
84	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation
Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022	85

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
86	Variable Portfolio – Partners Core Bond Fund | Semiannual Report 2022

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Variable Portfolio – Partners Core Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7052_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Variable Portfolio – Partners International Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners International Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – Partners International Value Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Pzena Investment Management, LLC
John Goetz
Caroline Cai, CFA
Allison Fisch
Thompson, Siegel & Walmsley LLC
Brandon Harrell, CFA
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-16.72	-17.13	-0.94	3.10
Class 2	05/07/10	-16.92	-17.41	-1.21	2.84
MSCI EAFE Value Index (Net)		-12.12	-11.95	0.52	4.25
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Value Index (Net) captures large- and mid-cap securities exhibiting overall value style characteristics across 21 of 23 developed market countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	3.5
Consumer Discretionary	13.1
Consumer Staples	11.5
Energy	5.4
Financials	21.0
Health Care	10.3
Industrials	16.2
Information Technology	8.4
Materials	7.5
Real Estate	0.9
Utilities	2.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2022)
Australia	2.0
Austria	0.1
Belgium	1.4
Brazil	1.3
Canada	0.3
China	2.3
Denmark	1.1
Finland	2.0
France	10.7
Germany	10.1
Hong Kong	2.3
Ireland	1.4
Isle of Man	0.2
Israel	0.5
Italy	0.8
Japan	18.8
Netherlands	5.3
Norway	1.0
Portugal	0.0(a)
Singapore	1.4
South Korea	2.6
Spain	0.8
Sweden	1.1
Switzerland	8.8
Taiwan	1.6
United Kingdom	20.6
United States(b)	1.5
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Variable Portfolio – Partners International Value Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	832.80	1,020.63	3.82	4.21	0.84
Class 2	1,000.00	1,000.00	830.80	1,019.39	4.95	5.46	1.09
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Australia 2.0%
BHP Group Ltd.	73,300	2,098,844
BHP Group Ltd., ADR	57,000	3,202,260
LendLease Group	454,900	2,865,389
Macquarie Group Ltd.	64,100	7,298,166
Santos Ltd.	1,654,500	8,388,616
Woodside Energy Group Ltd.	77,444	1,702,113
Total		25,555,388
Austria 0.1%
ams-OSRAM AG(a)	123,500	1,117,304
Belgium 1.4%
Anheuser-Busch InBev SA/NV	171,900	9,257,152
Groupe Bruxelles Lambert SA	50,700	4,250,153
KBC Group NV	82,300	4,630,279
Total		18,137,584
Brazil 1.3%
Ambev SA	6,524,900	16,681,761
Canada 0.3%
TFI International, Inc.	41,900	3,363,523
China 2.3%
Alibaba Group Holding Ltd.(a)	997,400	14,228,303
Trip.com Group Ltd., ADR(a)	552,887	15,176,748
Total		29,405,051
Denmark 1.1%
AP Moller - Maersk A/S, Class B	3,544	8,319,887
Danske Bank A/S	398,779	5,675,708
Total		13,995,595
Finland 1.9%
Nokia OYJ	5,371,883	24,898,959
France 10.6%
Accor SA(a)	210,881	5,753,162
Amundi SA	265,730	14,630,317
Bouygues SA	191,190	5,900,797
Capgemini SE	35,200	6,070,597
Cie de Saint-Gobain	69,700	3,011,684
Cie Generale des Etablissements Michelin SCA	523,836	14,306,471
Common Stocks (continued)
Issuer	Shares	Value ($)
Dassault Aviation SA	23,620	3,688,566
Engie SA	912,900	10,570,435
Euroapi SA(a)	3,222	50,830
Publicis Groupe SA(a)	173,135	8,514,873
Rexel SA(a)	1,282,394	19,815,553
Sanofi	181,210	18,274,315
SCOR SE	178,394	3,842,445
TotalEnergies SE	162,700	8,564,035
Ubisoft Entertainment SA(a)	76,700	3,382,726
Veolia Environnement SA(a)	364,640	8,938,534
Total		135,315,340
Germany 9.2%
Allianz SE, Registered Shares	22,700	4,351,824
BASF SE	423,431	18,526,058
Bayer AG, Registered Shares	62,000	3,702,417
Covestro AG	448,481	15,584,133
Deutsche Boerse AG	46,600	7,825,387
Deutsche Post AG	211,711	7,993,394
Fresenius Medical Care AG & Co. KGaA	270,133	13,533,963
Fresenius SE & Co. KGaA	206,100	6,267,860
HeidelbergCement AG	130,500	6,300,710
Infineon Technologies AG	229,300	5,577,843
SAP SE	88,400	8,057,701
Siemens AG, Registered Shares	135,173	13,895,311
Siemens Energy AG	254,450	3,750,171
Talanx AG	63,400	2,423,447
Total		117,790,219
Hong Kong 2.2%
CK Asset Holdings Ltd.	871,500	6,192,284
CK Hutchison Holdings Ltd.	1,408,900	9,557,979
Galaxy Entertainment Group Ltd.	2,145,000	12,849,782
Total		28,600,045
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Partners International Value Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 1.4%
AIB Group PLC	2,021,000	4,612,549
Bank of Ireland Group PLC	924,379	5,842,615
Ryanair Holdings PLC, ADR(a)	7,900	531,275
Smurfit Kappa Group PLC	217,100	7,321,057
Total		18,307,496
Isle of Man 0.2%
Entain PLC(a)	170,400	2,593,091
Israel 0.5%
Check Point Software Technologies Ltd.(a)	53,400	6,503,052
Italy 0.8%
Enel SpA	1,553,490	8,519,684
Prysmian SpA	76,900	2,112,668
Total		10,632,352
Japan 18.6%
Astellas Pharma, Inc.	533,400	8,321,949
Bridgestone Corp.	134,300	4,896,496
Denka Co., Ltd.	118,300	2,866,621
FANUC Corp.	32,600	5,109,701
Fujitsu Ltd.	46,200	5,780,913
Fukuoka Financial Group, Inc.	314,000	5,655,143
Hitachi Ltd.	172,400	8,201,080
Honda Motor Co., Ltd.	575,400	13,873,528
Iida Group Holdings Co., Ltd.	219,400	3,368,309
Isuzu Motors Ltd.	1,076,200	11,904,263
Kirin Holdings Co., Ltd.	330,600	5,222,504
Komatsu Ltd.	894,900	19,926,892
Kyocera Corp.	131,600	7,034,863
Mitsui & Co., Ltd.	140,100	3,078,633
MS&AD Insurance Group Holdings, Inc.	127,100	3,897,316
Nintendo Co., Ltd.	18,800	8,085,061
Olympus Corp.	272,400	5,520,239
ORIX Corp.	529,300	8,870,988
Panasonic Holdings Corp.	1,342,300	10,837,979
Rakuten Group, Inc.	899,300	4,066,283
Resona Holdings, Inc.	1,937,450	7,247,061
SBI Holdings, Inc.	272,200	5,318,683
Sega Sammy Holdings, Inc.	181,400	2,913,707
Common Stocks (continued)
Issuer	Shares	Value ($)
Seven & I Holdings Co., Ltd.	280,400	10,879,633
Sony Group Corp.	187,300	15,275,585
Square Enix Holdings Co., Ltd.	93,400	4,145,723
Sumitomo Mitsui Financial Group, Inc.	397,600	11,818,699
T&D Holdings, Inc.	268,300	3,211,700
Takeda Pharmaceutical Co., Ltd.	322,600	9,061,302
Toray Industries, Inc.	1,049,700	5,908,590
Toshiba Corp.	157,900	6,415,524
Toyota Industries Corp.	152,600	9,462,309
Total		238,177,277
Netherlands 5.3%
AerCap Holdings NV(a)	122,900	5,031,526
ArcelorMittal SA	335,920	7,533,135
ASML Holding NV	12,900	6,094,449
CNH Industrial NV	443,600	5,130,391
EXOR NV	32,900	2,055,920
Heineken Holding NV	104,220	7,571,025
ING Groep NV	1,333,979	13,141,836
Koninklijke Philips NV	117,035	2,510,229
NXP Semiconductors NV	29,800	4,411,294
Randstad NV	287,897	13,914,178
Total		67,393,983
Norway 1.0%
Aker BP ASA(a)	87,205	3,028,801
DNB Bank ASA	257,800	4,667,099
Mowi ASA	215,500	4,927,986
Total		12,623,886
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(a),(b),(c)	533,756	1
Singapore 1.4%
DBS Group Holdings Ltd.	725,300	15,519,542
Wilmar International Ltd.	598,700	1,742,567
Total		17,262,109
South Korea 2.6%
POSCO Holdings, Inc.	70,603	12,591,138
POSCO Holdings, Inc., ADR	200	8,904
Samsung Electronics Co., Ltd.	204,400	9,015,544
Shinhan Financial Group Co., Ltd.	399,670	11,460,328

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shinhan Financial Group Co., Ltd., ADR	15,057	430,028
Total		33,505,942
Spain 0.8%
CaixaBank SA	2,801,976	9,812,668
Sweden 1.1%
Essity AB, Class B	219,000	5,724,784
Husqvarna AB, Class B	153,200	1,129,210
Investor AB, Class B	232,500	3,834,336
Volvo AB, B Shares	224,300	3,489,971
Total		14,178,301
Switzerland 8.7%
ABB Ltd.	273,000	7,321,365
Alcon, Inc.	27,200	1,907,307
Cie Financiere Richemont SA, Class A, Registered Shares	56,200	6,045,051
Credit Suisse Group AG, Registered Shares	921,300	5,258,640
Julius Baer Group Ltd.	57,471	2,666,085
Nestlé SA, Registered Shares	142,900	16,701,117
Novartis AG, Registered Shares	178,229	15,110,367
Roche Holding AG, Genusschein Shares	89,250	29,836,261
UBS AG	1,645,454	26,601,611
Total		111,447,804
Taiwan 1.6%
Hon Hai Precision Industry Co., Ltd.	5,499,000	20,187,618
United Kingdom 20.4%
Ashtead Group PLC	109,300	4,598,093
Aviva PLC	1,890,401	9,259,686
Barclays Bank PLC	3,059,458	5,721,057
Barratt Developments PLC	441,600	2,470,162
BP PLC	1,523,800	7,154,995
British Land Co. PLC (The)	314,600	1,720,974
Bunzl PLC	154,900	5,144,344
Burberry Group PLC	84,100	1,687,170
DCC PLC	106,094	6,600,804
Glencore PLC(a)	985,600	5,338,439
GSK PLC	352,500	7,596,940
HSBC Holdings PLC	1,893,281	12,367,901
HSBC Holdings PLC, ADR	78,996	2,580,799
Common Stocks (continued)
Issuer	Shares	Value ($)
Imperial Brands PLC	113,900	2,549,963
Inchcape PLC	308,600	2,622,486
Informa PLC(a)	699,100	4,516,614
J. Sainsbury PLC	5,488,492	13,658,999
John Wood Group PLC(a)	4,398,515	8,352,727
Kingfisher PLC	1,829,700	5,468,033
Liberty Global PLC, Class C(a)	253,400	5,597,606
Linde PLC	23,200	6,670,696
Lloyds Banking Group PLC	14,735,100	7,581,304
Melrose Industries PLC	2,851,230	5,229,871
NatWest Group PLC	2,437,856	6,488,994
NatWest Group PLC, ADR	131,591	717,171
Persimmon PLC	173,900	3,956,555
Reckitt Benckiser Group PLC	206,378	15,522,156
Shell PLC, ADR	392,324	20,514,622
Smith & Nephew PLC	475,300	6,646,969
Standard Chartered PLC	1,325,719	10,008,378
TechnipFMC PLC(a)	1,389,134	9,348,872
Tesco PLC	7,500,886	23,377,295
Travis Perkins PLC	835,926	9,908,398
Unilever PLC	214,700	9,785,983
Vodafone Group PLC	6,445,674	10,022,331
Total		260,787,387
Total Common Stocks (Cost $1,466,002,218)		1,238,273,736

Preferred Stocks 0.8%
Issuer	Shares	Value ($)
Germany 0.8%
Volkswagen AG	72,219	9,723,547
Total Preferred Stocks (Cost $18,421,613)		9,723,547

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Partners International Value Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(d),(e)	19,626,445	19,614,669
Total Money Market Funds (Cost $19,614,210)		19,614,669
Total Investments in Securities (Cost $1,504,038,041)		1,267,611,952
Other Assets & Liabilities, Net		10,960,330
Net Assets		$1,278,572,282
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2022, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	24,605,917	93,892,598	(98,885,958)	2,112	19,614,669	(6,991)	39,446	19,626,445
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	3,202,260	22,353,128	—	25,555,388
Austria	—	1,117,304	—	1,117,304
Belgium	—	18,137,584	—	18,137,584
Brazil	16,681,761	—	—	16,681,761
Canada	3,363,523	—	—	3,363,523
China	15,176,748	14,228,303	—	29,405,051
Denmark	—	13,995,595	—	13,995,595
Finland	—	24,898,959	—	24,898,959
France	—	135,315,340	—	135,315,340
Germany	—	117,790,219	—	117,790,219
Hong Kong	—	28,600,045	—	28,600,045
Ireland	531,275	17,776,221	—	18,307,496
Isle of Man	—	2,593,091	—	2,593,091
Israel	6,503,052	—	—	6,503,052
Italy	—	10,632,352	—	10,632,352
Japan	—	238,177,277	—	238,177,277
Netherlands	9,442,820	57,951,163	—	67,393,983
Norway	—	12,623,886	—	12,623,886
Portugal	—	—	1	1
Singapore	—	17,262,109	—	17,262,109
South Korea	438,932	33,067,010	—	33,505,942
Spain	—	9,812,668	—	9,812,668
Sweden	—	14,178,301	—	14,178,301
Switzerland	—	111,447,804	—	111,447,804
Taiwan	—	20,187,618	—	20,187,618
United Kingdom	45,429,766	215,357,621	—	260,787,387
Total Common Stocks	100,770,137	1,137,503,598	1	1,238,273,736
Preferred Stocks
Germany	—	9,723,547	—	9,723,547
Total Preferred Stocks	—	9,723,547	—	9,723,547
Money Market Funds	19,614,669	—	—	19,614,669
Total Investments in Securities	120,384,806	1,147,227,145	1	1,267,611,952
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Partners International Value Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2022	11

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,484,423,831)	$1,247,997,283
Affiliated issuers (cost $19,614,210)	19,614,669
Foreign currency (cost $2,623,514)	1,212,231
Receivable for:
Investments sold	3,027,143
Capital shares sold	66,631
Dividends	2,267,538
Foreign tax reclaims	6,552,076
Expense reimbursement due from Investment Manager	569
Prepaid expenses	9,698
Total assets	1,280,747,838
Liabilities
Due to custodian	435,455
Payable for:
Investments purchased	1,336,192
Capital shares purchased	203,143
Management services fees	29,361
Distribution and/or service fees	174
Service fees	1,121
Compensation of board members	120,280
Compensation of chief compliance officer	141
Other expenses	49,689
Total liabilities	2,175,556
Net assets applicable to outstanding capital stock	$1,278,572,282
Represented by
Paid in capital	1,518,224,380
Total distributable earnings (loss)	(239,652,098)
Total - representing net assets applicable to outstanding capital stock	$1,278,572,282
Class 1
Net assets	$1,253,320,753
Shares outstanding	152,168,544
Net asset value per share	$8.24
Class 2
Net assets	$25,251,529
Shares outstanding	3,078,103
Net asset value per share	$8.20
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Partners International Value Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$39,790,487
Dividends — affiliated issuers	39,446
Foreign taxes withheld	(3,676,437)
Total income	36,153,496
Expenses:
Management services fees	5,925,954
Distribution and/or service fees
Class 2	33,938
Service fees	8,302
Compensation of board members	8,515
Custodian fees	99,861
Printing and postage fees	5,450
Audit fees	21,427
Legal fees	12,580
Compensation of chief compliance officer	89
Other	16,416
Total expenses	6,132,532
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(25,834)
Total net expenses	6,106,698
Net investment income	30,046,798
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,593,380
Investments — affiliated issuers	(6,991)
Foreign currency translations	(566,592)
Net realized gain	6,019,797
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(293,825,457)
Investments — affiliated issuers	2,112
Foreign currency translations	(412,521)
Net change in unrealized appreciation (depreciation)	(294,235,866)
Net realized and unrealized loss	(288,216,069)
Net decrease in net assets resulting from operations	$(258,169,271)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2022	13

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$30,046,798	$26,725,642
Net realized gain	6,019,797	105,917,445
Net change in unrealized appreciation (depreciation)	(294,235,866)	(27,873,646)
Net increase (decrease) in net assets resulting from operations	(258,169,271)	104,769,441
Distributions to shareholders
Net investment income and net realized gains
Class 1	(32,784,196)	(27,325,440)
Class 2	(567,247)	(485,576)
Total distributions to shareholders	(33,351,443)	(27,811,016)
Increase in net assets from capital stock activity	9,957,956	340,649,920
Total increase (decrease) in net assets	(281,562,758)	417,608,345
Net assets at beginning of period	1,560,135,040	1,142,526,695
Net assets at end of period	$1,278,572,282	$1,560,135,040

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	557,174	5,084,036	60,886,063	621,648,130
Distributions reinvested	3,422,150	32,784,196	2,769,397	27,325,440
Redemptions	(3,213,877)	(30,675,438)	(33,410,457)	(313,506,452)
Net increase	765,447	7,192,794	30,245,003	335,467,118
Class 2
Subscriptions	325,566	3,015,140	648,347	6,527,468
Distributions reinvested	59,397	567,247	49,365	485,576
Redemptions	(87,546)	(817,225)	(184,329)	(1,830,242)
Net increase	297,417	2,765,162	513,383	5,182,802
Total net increase	1,062,864	9,957,956	30,758,386	340,649,920
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Partners International Value Fund | Semiannual Report 2022

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Variable Portfolio – Partners International Value Fund | Semiannual Report 2022	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$10.12	0.19	(1.85)	(1.66)	(0.22)	—	(0.22)
Year Ended 12/31/2021	$9.26	0.20	0.89	1.09	(0.23)	—	(0.23)
Year Ended 12/31/2020	$9.71	0.14	(0.53)	(0.39)	(0.06)	—	(0.06)
Year Ended 12/31/2019	$9.17	0.30	0.91	1.21	(0.38)	(0.29)	(0.67)
Year Ended 12/31/2018	$11.47	0.29	(2.23)	(1.94)	(0.31)	(0.05)	(0.36)
Year Ended 12/31/2017	$9.34	0.26	2.09	2.35	(0.22)	—	(0.22)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$10.07	0.18	(1.86)	(1.68)	(0.19)	—	(0.19)
Year Ended 12/31/2021	$9.21	0.18	0.89	1.07	(0.21)	—	(0.21)
Year Ended 12/31/2020	$9.69	0.12	(0.54)	(0.42)	(0.06)	—	(0.06)
Year Ended 12/31/2019	$9.15	0.28	0.90	1.18	(0.35)	(0.29)	(0.64)
Year Ended 12/31/2018	$11.44	0.26	(2.22)	(1.96)	(0.28)	(0.05)	(0.33)
Year Ended 12/31/2017	$9.33	0.23	2.08	2.31	(0.20)	—	(0.20)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Variable Portfolio – Partners International Value Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$8.24	(16.72%)	0.84%(c)	0.84%(c)	4.16%(c)	9%	$1,253,321
Year Ended 12/31/2021	$10.12	11.80%	0.86%	0.84%	1.95%	73%	$1,532,143
Year Ended 12/31/2020	$9.26	(3.82%)	0.88%(d)	0.85%(d)	1.72%	77%	$1,121,635
Year Ended 12/31/2019	$9.71	13.53%	0.88%(d)	0.88%(d)	3.17%	22%	$1,028,139
Year Ended 12/31/2018	$9.17	(17.30%)	0.83%	0.83%	2.70%	16%	$821,718
Year Ended 12/31/2017	$11.47	25.44%	0.86%	0.86%	2.48%	9%	$1,759,557
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$8.20	(16.92%)	1.09%(c)	1.09%(c)	3.98%(c)	9%	$25,252
Year Ended 12/31/2021	$10.07	11.64%	1.11%	1.09%	1.80%	73%	$27,992
Year Ended 12/31/2020	$9.21	(4.14%)	1.13%(d)	1.10%(d)	1.54%	77%	$20,892
Year Ended 12/31/2019	$9.69	13.20%	1.13%(d)	1.13%(d)	2.93%	22%	$23,667
Year Ended 12/31/2018	$9.15	(17.48%)	1.09%	1.09%	2.41%	16%	$19,537
Year Ended 12/31/2017	$11.44	25.02%	1.11%	1.11%	2.18%	9%	$20,666
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2022	17

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Variable Portfolio – Partners International Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
18	Variable Portfolio – Partners International Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.82% of the Fund’s average daily net assets.
20	Variable Portfolio – Partners International Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2023
Class 1	0.84%
Class 2	1.09
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,504,038,000	33,627,000	(270,053,000)	(236,426,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	(19,464,530)	(19,464,530)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
22	Variable Portfolio – Partners International Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $140,370,998 and $135,236,982, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 9. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, private and public sectors’ significant debt problems of a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it
24	Variable Portfolio – Partners International Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The departure of the United Kingdom (UK) from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its
Variable Portfolio – Partners International Value Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
26	Variable Portfolio – Partners International Value Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Partners International Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2022	27

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as
28	Variable Portfolio – Partners International Value Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadvisers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2022	29

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation
30	Variable Portfolio – Partners International Value Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Variable Portfolio – Partners International Value Fund | Semiannual Report 2022	31

Variable Portfolio – Partners International Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7056_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Variable Portfolio – Partners International Core Equity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners International Core Equity Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – Partners International Core Equity Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term growth of capital.
Portfolio management
Schroder Investment Management North America Inc. (subadviser)
Schroder Investment Management North America Limited (sub-subadviser)
James Gautrey, CFA
Simon Webber, CFA
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-22.90	-20.41	0.70	3.99
Class 2	05/07/10	-22.96	-20.57	0.44	3.73
MSCI EAFE Index (Net)		-19.57	-17.77	2.20	5.40
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	1.6
Consumer Discretionary	17.4
Consumer Staples	14.2
Energy	4.7
Financials	17.2
Health Care	12.3
Industrials	18.4
Information Technology	9.2
Materials	1.2
Utilities	3.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2022)
Argentina	1.4
Austria	1.4
Canada	1.9
China	1.5
Denmark	1.8
France	6.4
Germany	9.9
Hong Kong	5.8
India	2.3
Italy	3.2
Japan	9.1
Netherlands	6.0
Norway	1.8
Spain	2.0
Sweden	2.2
Switzerland	13.8
Taiwan	1.5
United Kingdom	22.9
United States(a)	5.1
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	771.00	1,020.73	3.60	4.11	0.82
Class 2	1,000.00	1,000.00	770.40	1,019.49	4.70	5.36	1.07
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Argentina 1.4%
MercadoLibre, Inc.(a)	41,281	26,290,630
Austria 1.4%
Erste Group Bank AG	1,026,661	26,088,771
Canada 1.9%
Canadian National Railway Co.	312,770	35,181,765
China 1.5%
Alibaba Group Holding Ltd.(a)	1,960,100	27,961,597
Denmark 1.7%
Vestas Wind Systems A/S	1,558,799	33,143,187
France 6.4%
Carrefour SA	1,762,021	31,278,181
Legrand SA	404,005	29,996,769
Sanofi	195,813	19,746,970
Schneider Electric SE	326,642	39,080,416
Total		120,102,336
Germany 9.8%
Bayerische Motoren Werke AG	526,610	40,823,131
Infineon Technologies AG	1,394,340	33,918,052
Knorr-Bremse AG	359,238	20,575,329
SAP SE	510,909	46,569,593
Siemens AG, Registered Shares	416,524	42,817,208
Total		184,703,313
Hong Kong 5.8%
AIA Group Ltd.	6,673,000	72,913,000
Hong Kong Exchanges and Clearing Ltd.	729,700	36,088,238
Total		109,001,238
India 2.3%
HDFC Bank Ltd., ADR	776,746	42,689,960
Italy 3.2%
FinecoBank Banca Fineco SpA	1,897,298	22,761,055
Intesa Sanpaolo SpA	19,901,276	37,244,661
Total		60,005,716
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 9.0%
Bridgestone Corp.	1,426,900	52,023,905
Recruit Holdings Co., Ltd.	1,385,300	40,797,699
SMC Corp.	77,100	34,320,260
Sony Group Corp.	524,100	42,743,908
Total		169,885,772
Netherlands 6.0%
ASML Holding NV	130,205	61,513,781
Shell PLC	1,984,551	51,494,220
Total		113,008,001
Norway 1.8%
Equinor ASA	987,715	34,417,321
Spain 2.0%
Iberdrola SA	3,575,449	37,225,475
Sweden 2.2%
Nibe Industrier AB, Class B	304,487	2,295,298
Svenska Handelsbanken AB, Class A	4,581,997	39,331,443
Total		41,626,741
Switzerland 13.7%
Chocoladefabriken Lindt & Spruengli AG	3,541	36,054,612
Cie Financiere Richemont SA, Class A, Registered Shares	310,428	33,390,624
Lonza Group AG, Registered Shares	49,248	26,305,201
Nestlé SA, Registered Shares	693,171	81,012,808
Roche Holding AG, Genusschein Shares	177,649	59,388,034
Sika AG	94,824	21,888,914
Total		258,040,193
Taiwan 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	345,525	28,246,669
United Kingdom 22.7%
AstraZeneca PLC	538,579	71,050,315
Bunzl PLC	807,852	26,829,365
Burberry Group PLC	1,532,569	30,745,599
Diageo PLC	805,331	34,784,435
GSK PLC	2,305,255	49,681,937
HSBC Holdings PLC	6,137,584	40,093,905
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
National Grid PLC	2,520,556	32,391,505
NMC Health PLC(a),(b),(c)	293,698	0
Reckitt Benckiser Group PLC	641,572	48,254,080
RELX PLC	1,275,137	34,621,704
Tesco PLC	9,788,893	30,508,108
Vodafone Group PLC	18,733,188	29,128,095
Total		428,089,048
United States 3.6%
Booking Holdings, Inc.(a)	22,029	38,528,501
lululemon athletica, Inc.(a)	107,664	29,350,283
Total		67,878,784
Total Common Stocks (Cost $1,996,178,371)		1,843,586,517

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(d),(e)	28,340,980	28,323,975
Total Money Market Funds (Cost $28,320,980)		28,323,975
Total Investments in Securities (Cost $2,024,499,351)		1,871,910,492
Other Assets & Liabilities, Net		11,139,406
Net Assets		$1,883,049,898

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	42,084,558	529,934,248	(543,697,826)	2,995	28,323,975	(1,043)	59,549	28,340,980
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	26,290,630	—	—	26,290,630
Austria	—	26,088,771	—	26,088,771
Canada	35,181,765	—	—	35,181,765
China	—	27,961,597	—	27,961,597
Denmark	—	33,143,187	—	33,143,187
France	—	120,102,336	—	120,102,336
Germany	—	184,703,313	—	184,703,313
Hong Kong	—	109,001,238	—	109,001,238
India	42,689,960	—	—	42,689,960
Italy	—	60,005,716	—	60,005,716
Japan	—	169,885,772	—	169,885,772
Netherlands	—	113,008,001	—	113,008,001
Norway	—	34,417,321	—	34,417,321
Spain	—	37,225,475	—	37,225,475
Sweden	—	41,626,741	—	41,626,741
Switzerland	—	258,040,193	—	258,040,193
Taiwan	28,246,669	—	—	28,246,669
United Kingdom	—	428,089,048	0*	428,089,048
United States	67,878,784	—	—	67,878,784
Total Common Stocks	200,287,808	1,643,298,709	0*	1,843,586,517
Money Market Funds	28,323,975	—	—	28,323,975
Total Investments in Securities	228,611,783	1,643,298,709	0*	1,871,910,492

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,996,178,371)	$1,843,586,517
Affiliated issuers (cost $28,320,980)	28,323,975
Foreign currency (cost $148,109)	147,691
Receivable for:
Capital shares sold	5,982
Dividends	4,725,817
Interest	590,198
Foreign tax reclaims	9,305,901
Prepaid expenses	20,194
Total assets	1,886,706,275
Liabilities
Payable for:
Capital shares purchased	3,444,344
Management services fees	34,993
Distribution and/or service fees	86
Service fees	866
Compensation of board members	150,969
Compensation of chief compliance officer	262
Other expenses	24,857
Total liabilities	3,656,377
Net assets applicable to outstanding capital stock	$1,883,049,898
Represented by
Paid in capital	2,027,965,431
Total distributable earnings (loss)	(144,915,533)
Total - representing net assets applicable to outstanding capital stock	$1,883,049,898
Class 1
Net assets	$1,867,863,058
Shares outstanding	221,689,504
Net asset value per share	$8.43
Class 2
Net assets	$15,186,840
Shares outstanding	1,819,704
Net asset value per share	$8.35
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022	9

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$37,060,793
Dividends — affiliated issuers	59,549
Interfund lending	105
Foreign taxes withheld	(4,183,178)
Total income	32,937,269
Expenses:
Management services fees	7,935,128
Distribution and/or service fees
Class 2	20,836
Service fees	5,577
Compensation of board members	9,388
Custodian fees	105,613
Printing and postage fees	5,627
Audit fees	56,985
Legal fees	15,227
Interest on interfund lending	86
Compensation of chief compliance officer	190
Other	18,515
Total expenses	8,173,172
Net investment income	24,764,097
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(12,032,261)
Investments — affiliated issuers	(1,043)
Foreign currency translations	(54,948)
Net realized loss	(12,088,252)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(544,105,196)
Investments — affiliated issuers	2,995
Foreign currency translations	(899,076)
Net change in unrealized appreciation (depreciation)	(545,001,277)
Net realized and unrealized loss	(557,089,529)
Net decrease in net assets resulting from operations	$(532,325,432)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$24,764,097	$37,693,986
Net realized gain (loss)	(12,088,252)	451,483,269
Net change in unrealized appreciation (depreciation)	(545,001,277)	(161,227,626)
Net increase (decrease) in net assets resulting from operations	(532,325,432)	327,949,629
Distributions to shareholders
Net investment income and net realized gains
Class 1	(375,784,857)	(48,867,259)
Class 2	(3,057,530)	(224,826)
Total distributions to shareholders	(378,842,387)	(49,092,085)
Increase (decrease) in net assets from capital stock activity	625,643,488	(1,250,633,312)
Total decrease in net assets	(285,524,331)	(971,775,768)
Net assets at beginning of period	2,168,574,229	3,140,349,997
Net assets at end of period	$1,883,049,898	$2,168,574,229

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	29,441,891	346,109,922	22,834,420	291,109,718
Distributions reinvested	42,765,251	375,784,857	3,880,104	48,867,259
Redemptions	(9,030,230)	(100,959,053)	(124,994,532)	(1,597,873,548)
Net increase (decrease)	63,176,912	620,935,726	(98,280,008)	(1,257,896,571)
Class 2
Subscriptions	229,039	2,725,786	588,001	7,629,194
Distributions reinvested	351,901	3,057,530	17,941	224,826
Redemptions	(93,721)	(1,075,554)	(45,193)	(590,761)
Net increase	487,219	4,707,762	560,749	7,263,259
Total net increase (decrease)	63,664,131	625,643,488	(97,719,259)	(1,250,633,312)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$13.57	0.15	(3.20)	(3.05)	(0.23)	(1.86)	(2.09)
Year Ended 12/31/2021	$12.19	0.20	1.43	1.63	(0.25)	—	(0.25)
Year Ended 12/31/2020	$11.03	0.16	1.05	1.21	(0.02)	(0.03)	(0.05)
Year Ended 12/31/2019	$9.70	0.29	1.50	1.79	(0.30)	(0.16)	(0.46)
Year Ended 12/31/2018	$11.92	0.25	(2.18)	(1.93)	(0.26)	(0.03)	(0.29)
Year Ended 12/31/2017	$9.91	0.20	2.02	2.22	(0.21)	—	(0.21)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$13.44	0.13	(3.16)	(3.03)	(0.20)	(1.86)	(2.06)
Year Ended 12/31/2021	$12.09	0.18	1.40	1.58	(0.23)	—	(0.23)
Year Ended 12/31/2020	$10.96	0.14	1.04	1.18	(0.02)	(0.03)	(0.05)
Year Ended 12/31/2019	$9.64	0.25	1.50	1.75	(0.27)	(0.16)	(0.43)
Year Ended 12/31/2018	$11.84	0.22	(2.16)	(1.94)	(0.23)	(0.03)	(0.26)
Year Ended 12/31/2017	$9.86	0.17	2.00	2.17	(0.19)	—	(0.19)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$8.43	(22.90%)	0.82%(c),(d)	0.82%(c),(d)	2.48%(c)	19%	$1,867,863
Year Ended 12/31/2021	$13.57	13.55%	0.80%(d)	0.80%(d)	1.56%	57%	$2,150,661
Year Ended 12/31/2020	$12.19	11.16%	0.80%	0.80%	1.59%	163%	$3,131,021
Year Ended 12/31/2019	$11.03	18.76%	0.79%	0.79%	2.74%	94%	$2,893,855
Year Ended 12/31/2018	$9.70	(16.53%)	0.83%	0.83%	2.23%	105%	$2,766,782
Year Ended 12/31/2017	$11.92	22.56%	0.92%	0.92%	1.79%	68%	$2,606,365
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$8.35	(22.96%)	1.07%(c),(d)	1.07%(c),(d)	2.20%(c)	19%	$15,187
Year Ended 12/31/2021	$13.44	13.18%	1.06%(d)	1.06%(d)	1.40%	57%	$17,913
Year Ended 12/31/2020	$12.09	10.96%	1.05%	1.05%	1.33%	163%	$9,329
Year Ended 12/31/2019	$10.96	18.41%	1.04%	1.04%	2.45%	94%	$8,279
Year Ended 12/31/2018	$9.64	(16.69%)	1.08%	1.08%	1.99%	105%	$6,925
Year Ended 12/31/2017	$11.84	22.14%	1.17%	1.17%	1.50%	68%	$8,554
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022	13

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Variable Portfolio – Partners International Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
14	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022	15

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.79% of the Fund’s average daily net assets.
16	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Schroder Investment Management North America Inc. (SIMNA Inc.) to serve as a subadviser to the Fund. Schroder Investment Management North America Limited (SIMNA Ltd.), an affiliate of SIMNA Inc., assists in providing day-to-day portfolio management of the Fund pursuant to a Sub-Subadvisory Agreement between SIMNA Inc. and SIMNA Ltd. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2023
Class 1	0.88%
Class 2	1.13
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
2,024,499,000	75,541,000	(228,130,000)	(152,589,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $660,498,757 and $379,201,736, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
18	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,150,000	1.34	2
Lender	2,200,000	0.86	2
Interest income earned and interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, private and public sectors’ significant debt problems of a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The departure of the United Kingdom (UK) from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the
20	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Partners International Core Equity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreement between the Investment Manager and Schroder Investment Management North America Inc. and the sub-subadvisory agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, collectively, the Subadvisers, and the subadvisory agreement and sub-subadvisory agreement, collectively, the Subadvisory Agreements), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022	23

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as
24	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadvisers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022	25

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other
26	Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Variable Portfolio – Partners International Core Equity Fund | Semiannual Report 2022	27

Variable Portfolio – Partners International Core Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7054_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
CTIVP® – MFS® Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – MFS® Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – MFS® Value Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Massachusetts Financial Services Company
Katherine Cannan
Nevin Chitkara
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-13.28	-5.28	7.26	10.95
Class 2	05/07/10	-13.39	-5.51	7.00	10.67
Russell 1000 Value Index		-12.86	-6.82	7.17	10.50
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – MFS® Value Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	99.2
Money Market Funds	0.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	3.5
Consumer Discretionary	3.4
Consumer Staples	6.7
Energy	3.8
Financials	26.1
Health Care	20.0
Industrials	17.8
Information Technology	6.8
Materials	4.1
Real Estate	0.4
Utilities	7.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	CTIVP® – MFS® Value Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	867.20	1,021.37	3.19	3.46	0.69
Class 2	1,000.00	1,000.00	866.10	1,020.13	4.35	4.71	0.94
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
CTIVP® – MFS® Value Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 3.5%
Media 3.5%
Charter Communications, Inc., Class A(a)	40,069	18,773,529
Comcast Corp., Class A	896,676	35,185,566
Total		53,959,095
Total Communication Services		53,959,095
Consumer Discretionary 3.3%
Hotels, Restaurants & Leisure 0.9%
Marriott International, Inc., Class A	98,972	13,461,182
Multiline Retail 0.9%
Target Corp.	103,714	14,647,528
Specialty Retail 1.5%
Lowe’s Companies, Inc.	136,167	23,784,290
Total Consumer Discretionary		51,893,000
Consumer Staples 6.7%
Beverages 2.7%
Diageo PLC	549,899	23,751,633
PepsiCo, Inc.	108,673	18,111,442
Total		41,863,075
Food Products 1.8%
Archer-Daniels-Midland Co.	66,900	5,191,440
Nestlé SA, Registered Shares	200,949	23,485,464
Total		28,676,904
Household Products 2.2%
Colgate-Palmolive Co.	125,964	10,094,755
Kimberly-Clark Corp.	105,215	14,219,807
Reckitt Benckiser Group PLC	125,227	9,418,606
Total		33,733,168
Total Consumer Staples		104,273,147
Energy 3.8%
Oil, Gas & Consumable Fuels 3.8%
ConocoPhillips Co.	277,689	24,939,249
EOG Resources, Inc.	116,764	12,895,416
Pioneer Natural Resources Co.	97,254	21,695,422
Total		59,530,087
Total Energy		59,530,087
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 26.0%
Banks 6.6%
Citigroup, Inc.	380,237	17,487,100
JPMorgan Chase & Co.	470,694	53,004,851
PNC Financial Services Group, Inc. (The)	111,998	17,669,924
Truist Financial Corp.	204,549	9,701,759
U.S. Bancorp	99,683	4,587,412
Total		102,451,046
Capital Markets 7.0%
BlackRock, Inc.	36,016	21,935,185
Goldman Sachs Group, Inc. (The)	54,350	16,143,037
KKR & Co., Inc., Class A	183,652	8,501,251
Moody’s Corp.	39,685	10,793,129
Morgan Stanley	353,841	26,913,147
Nasdaq, Inc.	162,493	24,786,682
Total		109,072,431
Consumer Finance 1.6%
American Express Co.	180,620	25,037,544
Insurance 10.8%
Aon PLC, Class A	141,694	38,212,038
Chubb Ltd.	178,258	35,041,958
Marsh & McLennan Companies, Inc.	236,929	36,783,227
Progressive Corp. (The)	306,927	35,686,402
Travelers Companies, Inc. (The)	135,405	22,901,048
Total		168,624,673
Total Financials		405,185,694
Health Care 19.9%
Health Care Equipment & Supplies 3.8%
Abbott Laboratories	212,125	23,047,381
Boston Scientific Corp.(a)	381,914	14,233,935
Medtronic PLC	251,212	22,546,277
Total		59,827,593
Health Care Providers & Services 4.2%
Cigna Corp.	161,826	42,644,387
McKesson Corp.	69,872	22,792,945
Total		65,437,332
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – MFS® Value Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 3.4%
Danaher Corp.	80,400	20,383,008
Thermo Fisher Scientific, Inc.	59,664	32,414,258
Total		52,797,266
Pharmaceuticals 8.5%
Johnson & Johnson	317,659	56,387,649
Merck & Co., Inc.	318,826	29,067,366
Pfizer, Inc.	806,957	42,308,756
Roche Holding AG, Genusschein Shares	14,804	4,948,975
Total		132,712,746
Total Health Care		310,774,937
Industrials 17.7%
Aerospace & Defense 4.7%
General Dynamics Corp.	70,658	15,633,083
Northrop Grumman Corp.	91,750	43,908,797
Raytheon Technologies Corp.	135,811	13,052,795
Total		72,594,675
Building Products 2.8%
Johnson Controls International PLC	389,964	18,671,476
Masco Corp.	232,325	11,755,645
Trane Technologies PLC	104,291	13,544,272
Total		43,971,393
Electrical Equipment 1.4%
Eaton Corp. PLC	174,635	22,002,264
Industrial Conglomerates 2.1%
Honeywell International, Inc.	189,805	32,990,007
Machinery 2.9%
Illinois Tool Works, Inc.	123,265	22,465,047
Otis Worldwide Corp.	70,148	4,957,359
PACCAR, Inc.	103,409	8,514,697
Stanley Black & Decker, Inc.	93,870	9,843,208
Total		45,780,311
Professional Services 1.2%
Equifax, Inc.	102,368	18,710,823
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.6%
Canadian National Railway Co.	83,993	9,446,693
Union Pacific Corp.	141,433	30,164,830
Total		39,611,523
Total Industrials		275,660,996
Information Technology 6.7%
IT Services 2.2%
Accenture PLC, Class A	123,215	34,210,645
Semiconductors & Semiconductor Equipment 4.5%
Analog Devices, Inc.	73,718	10,769,462
KLA Corp.	28,922	9,228,432
NXP Semiconductors NV	94,764	14,027,915
Texas Instruments, Inc.	238,063	36,578,380
Total		70,604,189
Total Information Technology		104,814,834
Materials 4.0%
Chemicals 4.0%
DuPont de Nemours, Inc.	306,215	17,019,430
International Flavors & Fragrances, Inc.	62,689	7,467,514
PPG Industries, Inc.	186,658	21,342,476
Sherwin-Williams Co. (The)	76,815	17,199,646
Total		63,029,066
Total Materials		63,029,066
Real Estate 0.4%
Equity Real Estate Investment Trusts (REITS) 0.4%
Public Storage	21,663	6,773,370
Total Real Estate		6,773,370
Utilities 7.3%
Electric Utilities 5.5%
American Electric Power Co., Inc.	128,380	12,316,777
Duke Energy Corp.	336,126	36,036,068
Southern Co. (The)	419,670	29,926,668
Xcel Energy, Inc.	117,751	8,332,061
Total		86,611,574

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – MFS® Value Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.8%
Dominion Energy, Inc.	347,791	27,757,200
Total Utilities		114,368,774
Total Common Stocks (Cost $1,256,775,261)		1,550,263,000

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(c)	12,260,974	12,253,618
Total Money Market Funds (Cost $12,255,629)		12,253,618
Total Investments in Securities (Cost: $1,269,030,890)		1,562,516,618
Other Assets & Liabilities, Net		(1,189,195)
Net Assets		1,561,327,423
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	8,587,856	134,084,567	(130,417,647)	(1,158)	12,253,618	(8,690)	30,705	12,260,974
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – MFS® Value Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	53,959,095	—	—	53,959,095
Consumer Discretionary	51,893,000	—	—	51,893,000
Consumer Staples	47,617,444	56,655,703	—	104,273,147
Energy	59,530,087	—	—	59,530,087
Financials	405,185,694	—	—	405,185,694
Health Care	305,825,962	4,948,975	—	310,774,937
Industrials	275,660,996	—	—	275,660,996
Information Technology	104,814,834	—	—	104,814,834
Materials	63,029,066	—	—	63,029,066
Real Estate	6,773,370	—	—	6,773,370
Utilities	114,368,774	—	—	114,368,774
Total Common Stocks	1,488,658,322	61,604,678	—	1,550,263,000
Money Market Funds	12,253,618	—	—	12,253,618
Total Investments in Securities	1,500,911,940	61,604,678	—	1,562,516,618
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – MFS® Value Fund | Semiannual Report 2022	9

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,256,775,261)	$1,550,263,000
Affiliated issuers (cost $12,255,629)	12,253,618
Foreign currency (cost $35,848)	35,848
Receivable for:
Investments sold	1,948,887
Capital shares sold	68,762
Dividends	1,560,539
Foreign tax reclaims	99,076
Expense reimbursement due from Investment Manager	843
Prepaid expenses	12,492
Total assets	1,566,243,065
Liabilities
Due to custodian	58,066
Payable for:
Investments purchased	2,120,796
Capital shares purchased	2,528,460
Management services fees	29,460
Distribution and/or service fees	528
Service fees	3,280
Compensation of board members	147,506
Compensation of chief compliance officer	177
Other expenses	27,369
Total liabilities	4,915,642
Net assets applicable to outstanding capital stock	$1,561,327,423
Represented by
Trust capital	$1,561,327,423
Total - representing net assets applicable to outstanding capital stock	$1,561,327,423
Class 1
Net assets	$1,484,256,102
Shares outstanding	45,181,772
Net asset value per share	$32.85
Class 2
Net assets	$77,071,321
Shares outstanding	2,417,067
Net asset value per share	$31.89
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – MFS® Value Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$19,354,128
Dividends — affiliated issuers	30,705
Foreign taxes withheld	(313,649)
Total income	19,071,184
Expenses:
Management services fees	5,934,543
Distribution and/or service fees
Class 2	101,716
Service fees	25,559
Compensation of board members	8,517
Custodian fees	10,181
Printing and postage fees	6,544
Audit fees	14,669
Legal fees	14,172
Interest on interfund lending	10
Compensation of chief compliance officer	119
Other	13,276
Total expenses	6,129,306
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(40,747)
Total net expenses	6,088,559
Net investment income	12,982,625
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	84,720,468
Investments — affiliated issuers	(8,690)
Foreign currency translations	(8,174)
Net realized gain	84,703,604
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(344,430,532)
Investments — affiliated issuers	(1,158)
Net change in unrealized appreciation (depreciation)	(344,431,690)
Net realized and unrealized loss	(259,728,086)
Net decrease in net assets resulting from operations	$(246,745,461)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – MFS® Value Fund | Semiannual Report 2022	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$12,982,625	$25,097,226
Net realized gain	84,703,604	172,546,236
Net change in unrealized appreciation (depreciation)	(344,431,690)	233,409,169
Net increase (decrease) in net assets resulting from operations	(246,745,461)	431,052,631
Decrease in net assets from capital stock activity	(130,663,124)	(279,254,817)
Total increase (decrease) in net assets	(377,408,585)	151,797,814
Net assets at beginning of period	1,938,736,008	1,786,938,194
Net assets at end of period	$1,561,327,423	$1,938,736,008

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	62,747	2,184,164	11,549,033	359,209,880
Redemptions	(3,782,530)	(135,379,750)	(19,571,121)	(639,860,567)
Net decrease	(3,719,783)	(133,195,586)	(8,022,088)	(280,650,687)
Class 2
Subscriptions	144,295	4,956,909	243,166	8,139,195
Redemptions	(70,404)	(2,424,447)	(201,877)	(6,743,325)
Net increase	73,891	2,532,462	41,289	1,395,870
Total net decrease	(3,645,892)	(130,663,124)	(7,980,799)	(279,254,817)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – MFS® Value Fund | Semiannual Report 2022

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CTIVP® – MFS® Value Fund | Semiannual Report 2022	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$37.88	0.27	(5.30)	(5.03)
Year Ended 12/31/2021	$30.20	0.46	7.22	7.68
Year Ended 12/31/2020	$29.16	0.43	0.61	1.04
Year Ended 12/31/2019	$22.46	0.42	6.28	6.70
Year Ended 12/31/2018	$24.96	0.50	(3.00)	(2.50)
Year Ended 12/31/2017	$21.22	0.42	3.32	3.74
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$36.82	0.22	(5.15)	(4.93)
Year Ended 12/31/2021	$29.43	0.36	7.03	7.39
Year Ended 12/31/2020	$28.48	0.36	0.59	0.95
Year Ended 12/31/2019	$21.99	0.35	6.14	6.49
Year Ended 12/31/2018	$24.50	0.44	(2.95)	(2.51)
Year Ended 12/31/2017	$20.88	0.35	3.27	3.62

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	CTIVP® – MFS® Value Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$32.85	(13.28%)	0.69%(c),(d)	0.69%(c),(d)	1.50%(c)	8%	$1,484,256
Year Ended 12/31/2021	$37.88	25.43%	0.69%(d)	0.69%(d)	1.33%	10%	$1,852,472
Year Ended 12/31/2020	$30.20	3.57%	0.71%(d),(e)	0.71%(d),(e)	1.59%	38%	$1,719,205
Year Ended 12/31/2019	$29.16	29.83%	0.70%(d)	0.70%(d)	1.62%	12%	$1,493,599
Year Ended 12/31/2018	$22.46	(10.02%)	0.69%(d)	0.69%(d)	2.00%	8%	$1,588,214
Year Ended 12/31/2017	$24.96	17.62%	0.71%	0.71%	1.84%	13%	$2,203,985
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$31.89	(13.39%)	0.94%(c),(d)	0.94%(c),(d)	1.26%(c)	8%	$77,071
Year Ended 12/31/2021	$36.82	25.11%	0.94%(d)	0.94%(d)	1.08%	10%	$86,264
Year Ended 12/31/2020	$29.43	3.33%	0.96%(d),(e)	0.96%(d),(e)	1.36%	38%	$67,733
Year Ended 12/31/2019	$28.48	29.51%	0.95%(d)	0.95%(d)	1.36%	12%	$63,976
Year Ended 12/31/2018	$21.99	(10.25%)	0.94%(d)	0.94%(d)	1.80%	8%	$45,033
Year Ended 12/31/2017	$24.50	17.34%	0.96%	0.96%	1.57%	13%	$49,410
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – MFS® Value Fund | Semiannual Report 2022	15

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
CTIVP® – MFS® Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	CTIVP® – MFS® Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
CTIVP® – MFS® Value Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.68% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Massachusetts Financial Services Company to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
18	CTIVP® – MFS® Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2022 through April 30, 2023	Prior to May 1, 2022
Class 1	0.68%	0.72%
Class 2	0.93	0.97
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
CTIVP® – MFS® Value Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $138,952,688 and $261,943,380, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	400,000	0.86	1
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee
20	CTIVP® – MFS® Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 8. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in
CTIVP® – MFS® Value Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	CTIVP® – MFS® Value Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – MFS® Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Massachusetts Financial Services Company (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal
CTIVP® – MFS® Value Fund | Semiannual Report 2022	23

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain
24	CTIVP® – MFS® Value Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
CTIVP® – MFS® Value Fund | Semiannual Report 2022	25

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation
26	CTIVP® – MFS® Value Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
CTIVP® – MFS® Value Fund | Semiannual Report 2022	27

CTIVP® – MFS® Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7034_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Variable Portfolio – Partners International Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners International Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – Partners International Growth Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Walter Scott & Partners Limited
Roy Leckie
Charlie Macquaker
Jane Henderson
William Blair Investment Management, LLC
Alaina Anderson, CFA
Simon Fennell
Kenneth McAtamney
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-29.03	-26.36	1.67	4.56
Class 2	05/07/10	-29.15	-26.57	1.41	4.30
MSCI EAFE Growth Index (Net)		-26.81	-23.76	3.47	6.29
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2020 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Growth Index (Net) captures large and mid-cap securities exhibiting overall growth style characteristics across developed market countries around the world, excluding the US and Canada.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Growth Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2022)
Consumer Discretionary	11.2
Consumer Staples	5.1
Energy	5.2
Financials	9.8
Health Care	17.4
Industrials	25.6
Information Technology	16.6
Materials	5.8
Real Estate	1.8
Utilities	1.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2022)
Argentina	0.8
Australia	2.9
Belgium	1.0
Brazil	0.5
Canada	6.0
Denmark	7.9
Finland	1.3
France	13.4
Germany	2.9
Hong Kong	3.4
India	4.6
Ireland	3.4
Italy	0.2
Japan	8.1
Luxembourg	0.9
Netherlands	3.0
New Zealand	0.4
Norway	0.4
Singapore	0.6
Spain	2.4
Sweden	3.2
Switzerland	8.4
Taiwan	2.2
United Kingdom	16.0
United States(a)	6.1
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	709.70	1,020.48	3.69	4.36	0.87
Class 2	1,000.00	1,000.00	708.50	1,019.24	4.74	5.61	1.12
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Argentina 0.8%
Globant SA(a)	24,206	4,211,844
MercadoLibre, Inc.(a)	8,648	5,507,652
Total		9,719,496
Australia 2.9%
Aristocrat Leisure Ltd.	971,948	23,118,785
Cochlear Ltd.	25,500	3,500,963
CSL Ltd.	37,000	6,869,969
Total		33,489,717
Belgium 1.0%
KBC Group NV	207,765	11,689,064
Brazil 0.5%
B3 SA - Brasil Bolsa Balcao	2,516,500	5,294,149
Canada 6.1%
Alimentation Couche-Tard, Inc.	216,700	8,452,849
Canadian National Railway Co.	280,255	31,524,333
Dollarama, Inc.	134,652	7,753,578
Intact Financial Corp.	45,584	6,429,639
Toronto-Dominion Bank (The)	254,871	16,713,534
Total		70,873,933
Denmark 8.0%
Chr. Hansen Holding A/S	240,819	17,579,248
Coloplast A/S, Class B	108,239	12,367,355
DSV A/S	75,853	10,666,246
Novo Nordisk A/S, Class B	290,508	32,218,033
Novozymes AS, Class B	120,700	7,264,083
Ørsted AS	115,085	12,121,203
Total		92,216,168
Finland 1.4%
KONE OYJ, Class B	80,900	3,866,631
Neste OYJ	265,045	11,789,463
Total		15,656,094
Common Stocks (continued)
Issuer	Shares	Value ($)
France 13.7%
Air Liquide SA	43,780	5,892,912
Airbus Group SE	293,901	28,746,426
Dassault Systemes SE	349,665	12,951,896
L’Oreal SA	50,414	17,504,020
LVMH Moet Hennessy Louis Vuitton SE	46,637	28,582,793
Safran SA	222,103	22,113,798
Sartorius Stedim Biotech	31,609	9,973,204
Teleperformance SA	23,919	7,385,807
TotalEnergies SE	137,200	7,221,792
VINCI SA	190,148	17,067,969
Total		157,440,617
Germany 2.9%
Adidas AG	35,900	6,376,952
Infineon Technologies AG	452,834	11,015,425
Merck KGaA	40,600	6,886,626
Rational AG	7,502	4,373,591
SAP SE	53,900	4,913,010
Total		33,565,604
Hong Kong 3.4%
AIA Group Ltd.	2,010,200	21,964,590
CLP Holdings Ltd.	603,000	5,011,100
Hang Lung Properties Ltd.	2,855,000	5,432,560
Jardine Matheson Holdings Ltd.	139,700	7,340,385
Total		39,748,635
India 4.7%
Housing Development Finance Corp., Ltd.	457,367	12,653,841
Infosys Ltd.	671,995	12,490,056
Reliance Industries Ltd.(a)	885,004	29,222,280
Total		54,366,177
Ireland 3.5%
ICON PLC(a)	91,978	19,931,633
Kingspan Group PLC	148,857	9,000,486
Ryanair Holdings PLC, ADR(a)	164,981	11,094,972
Total		40,027,091
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 0.2%
Recordati Industria Chimica e Farmaceutica SpA	59,100	2,577,307
Japan 8.2%
Asahi Intecc Co., Ltd.	219,900	3,329,483
Daikin Industries Ltd.	94,400	15,156,782
FANUC Corp.	30,300	4,749,201
Hoya Corp.	156,700	13,410,847
Keyence Corp.	54,640	18,738,145
Makita Corp.	146,600	3,633,708
MISUMI Group, Inc.	125,600	2,652,607
Murata Manufacturing Co., Ltd.	96,400	5,246,794
Nihon M&A Center Holdings, Inc.	365,100	3,892,022
Obic Co., Ltd.	22,000	3,128,537
Shimadzu Corp.	89,500	2,836,748
Shin-Etsu Chemical Co., Ltd.	56,700	6,373,702
SMC Corp.	13,000	5,786,814
Sysmex Corp.	94,500	5,702,194
Total		94,637,584
Luxembourg 0.9%
Tenaris SA	785,085	10,083,738
Netherlands 3.0%
Adyen NV(a)	8,949	12,914,592
ASML Holding NV	47,039	22,223,008
Total		35,137,600
New Zealand 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	370,561	4,616,337
Norway 0.4%
TOMRA Systems ASA	243,341	4,567,015
Singapore 0.6%
Ascendas Real Estate Investment Trust	3,165,024	6,495,731
Spain 2.5%
Amadeus IT Group SA, Class A(a)	403,550	22,596,445
Industria de Diseno Textil SA	250,500	5,692,730
Total		28,289,175
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 3.3%
Atlas Copco AB, Class A(a)	1,009,572	9,449,640
EQT AB	208,060	4,276,269
Evolution AB	68,144	6,233,885
Hexagon AB, Class B	1,360,288	14,213,724
Indutrade AB	211,979	3,889,396
Total		38,062,914
Switzerland 8.6%
Givaudan SA	1,600	5,639,540
Kuehne & Nagel International AG	31,700	7,531,999
Lonza Group AG, Registered Shares	43,399	23,181,031
Nestlé SA, Registered Shares	57,500	6,720,184
Novartis AG, Registered Shares	73,000	6,188,986
Partners Group Holding AG	10,856	9,804,020
Roche Holding AG, Genusschein Shares	19,400	6,485,417
SGS SA, Registered Shares	2,170	4,977,286
Sika AG	40,261	9,293,740
Straumann Holding AG, Registered Shares	120,695	14,539,659
VAT Group AG	19,200	4,591,805
Total		98,953,667
Taiwan 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,029,000	16,491,117
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	118,000	9,646,500
Total		26,137,617
United Kingdom 16.3%
Ashtead Group PLC	217,283	9,140,781
AstraZeneca PLC	175,241	23,118,110
Bunzl PLC	482,169	16,013,191
Compass Group PLC	1,470,557	30,192,580
Diageo PLC	555,010	23,972,391
Experian PLC	618,007	18,145,185
Halma PLC	181,683	4,460,707
Linde PLC	47,197	13,570,553
London Stock Exchange Group PLC	165,190	15,414,162
Prudential PLC	499,000	6,207,179
Rentokil Initial PLC	2,304,124	13,356,915
Segro PLC	663,537	7,921,152

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spirax-Sarco Engineering PLC	48,915	5,899,573
Total		187,412,479
United States 1.7%
Atlassian Corp. PLC, Class A(a)	42,946	8,048,080
lululemon athletica, Inc.(a)	43,164	11,766,938
Total		19,815,018
Total Common Stocks (Cost $1,214,502,382)		1,120,872,927

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(c)	52,080,955	52,049,707
Total Money Market Funds (Cost $52,048,045)		52,049,707
Total Investments in Securities (Cost $1,266,550,427)		1,172,922,634
Other Assets & Liabilities, Net		(20,230,542)
Net Assets		$1,152,692,092

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	31,084,383	140,870,416	(119,909,493)	4,401	52,049,707	(13,439)	60,502	52,080,955
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	9,719,496	—	—	9,719,496
Australia	—	33,489,717	—	33,489,717
Belgium	—	11,689,064	—	11,689,064
Brazil	5,294,149	—	—	5,294,149
Canada	70,873,933	—	—	70,873,933
Denmark	—	92,216,168	—	92,216,168
Finland	—	15,656,094	—	15,656,094
France	—	157,440,617	—	157,440,617
Germany	—	33,565,604	—	33,565,604
Hong Kong	—	39,748,635	—	39,748,635
India	—	54,366,177	—	54,366,177
Ireland	31,026,605	9,000,486	—	40,027,091
Italy	—	2,577,307	—	2,577,307
Japan	—	94,637,584	—	94,637,584
Luxembourg	—	10,083,738	—	10,083,738
Netherlands	—	35,137,600	—	35,137,600
New Zealand	—	4,616,337	—	4,616,337
Norway	—	4,567,015	—	4,567,015
Singapore	—	6,495,731	—	6,495,731
Spain	—	28,289,175	—	28,289,175
Sweden	—	38,062,914	—	38,062,914
Switzerland	—	98,953,667	—	98,953,667
Taiwan	9,646,500	16,491,117	—	26,137,617
United Kingdom	13,570,553	173,841,926	—	187,412,479
United States	19,815,018	—	—	19,815,018
Total Common Stocks	159,946,254	960,926,673	—	1,120,872,927
Money Market Funds	52,049,707	—	—	52,049,707
Total Investments in Securities	211,995,961	960,926,673	—	1,172,922,634
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022	9

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,214,502,382)	$1,120,872,927
Affiliated issuers (cost $52,048,045)	52,049,707
Foreign currency (cost $2,904,180)	2,903,935
Receivable for:
Capital shares sold	1,522
Dividends	1,206,407
Foreign tax reclaims	4,470,617
Expense reimbursement due from Investment Manager	1,588
Prepaid expenses	9,792
Total assets	1,181,516,495
Liabilities
Due to custodian	119,029
Payable for:
Investments purchased	28,035,651
Capital shares purchased	85,907
Foreign capital gains taxes deferred	376,687
Management services fees	26,401
Distribution and/or service fees	252
Service fees	1,990
Compensation of board members	136,758
Compensation of chief compliance officer	119
Other expenses	41,609
Total liabilities	28,824,403
Net assets applicable to outstanding capital stock	$1,152,692,092
Represented by
Paid in capital	1,236,226,570
Total distributable earnings (loss)	(83,534,478)
Total - representing net assets applicable to outstanding capital stock	$1,152,692,092
Class 1
Net assets	$1,113,511,016
Shares outstanding	114,382,008
Net asset value per share	$9.74
Class 2
Net assets	$39,181,076
Shares outstanding	4,068,695
Net asset value per share	$9.63
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$13,751,092
Dividends — affiliated issuers	60,502
Interfund lending	505
European Union tax reclaim	1,024,196
Foreign taxes withheld	(1,701,405)
Total income	13,134,890
Expenses:
Management services fees	5,641,611
Distribution and/or service fees
Class 2	56,100
Service fees	14,245
Compensation of board members	6,952
Custodian fees	85,823
Printing and postage fees	6,936
Audit fees	39,267
Legal fees	12,061
Compensation of chief compliance officer	72
Other	12,106
Total expenses	5,875,173
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(225,552)
Total net expenses	5,649,621
Net investment income	7,485,269
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,920,123
Investments — affiliated issuers	(13,439)
Foreign currency translations	(584,573)
Net realized gain	8,322,111
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(472,391,703)
Investments — affiliated issuers	4,401
Foreign currency translations	(218,011)
Foreign capital gains tax	506,760
Net change in unrealized appreciation (depreciation)	(472,098,553)
Net realized and unrealized loss	(463,776,442)
Net decrease in net assets resulting from operations	$(456,291,173)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$7,485,269	$830,175
Net realized gain	8,322,111	72,560,718
Net change in unrealized appreciation (depreciation)	(472,098,553)	56,489,164
Net increase (decrease) in net assets resulting from operations	(456,291,173)	129,880,057
Distributions to shareholders
Net investment income and net realized gains
Class 1	(69,892,196)	(66,545,822)
Class 2	(2,488,406)	(2,343,808)
Total distributions to shareholders	(72,380,602)	(68,889,630)
Increase in net assets from capital stock activity	117,305,376	324,521,353
Total increase (decrease) in net assets	(411,366,399)	385,511,780
Net assets at beginning of period	1,564,058,491	1,178,546,711
Net assets at end of period	$1,152,692,092	$1,564,058,491

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	4,205,196	45,284,764	30,014,523	435,939,035
Distributions reinvested	7,161,086	69,892,196	4,675,920	66,545,822
Redemptions	(113,087)	(1,443,119)	(13,367,843)	(184,912,011)
Net increase	11,253,195	113,733,841	21,322,600	317,572,846
Class 2
Subscriptions	217,972	2,651,333	560,144	7,982,696
Distributions reinvested	257,599	2,488,406	165,874	2,343,808
Redemptions	(129,616)	(1,568,204)	(236,179)	(3,377,997)
Net increase	345,955	3,571,535	489,839	6,948,507
Total net increase	11,599,150	117,305,376	21,812,439	324,521,353
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022

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Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$14.64	0.07(c)	(4.32)	(4.25)	—	(0.65)	(0.65)
Year Ended 12/31/2021	$13.86	0.01	1.44	1.45	(0.01)	(0.66)	(0.67)
Year Ended 12/31/2020	$11.46	0.02	2.53	2.55	(0.03)	(0.12)	(0.15)
Year Ended 12/31/2019	$9.46	0.10	2.38	2.48	(0.12)	(0.36)	(0.48)
Year Ended 12/31/2018	$12.29	0.11	(2.35)	(2.24)	(0.12)	(0.47)	(0.59)
Year Ended 12/31/2017	$10.70	0.11	2.65	2.76	(0.09)	(1.08)	(1.17)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$14.51	0.06(c)	(4.29)	(4.23)	—	(0.65)	(0.65)
Year Ended 12/31/2021	$13.77	(0.03)	1.43	1.40	—	(0.66)	(0.66)
Year Ended 12/31/2020	$11.40	(0.01)	2.51	2.50	(0.01)	(0.12)	(0.13)
Year Ended 12/31/2019	$9.42	0.07	2.37	2.44	(0.10)	(0.36)	(0.46)
Year Ended 12/31/2018	$12.24	0.07	(2.32)	(2.25)	(0.10)	(0.47)	(0.57)
Year Ended 12/31/2017	$10.66	0.08	2.64	2.72	(0.06)	(1.08)	(1.14)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.01 per share.
(d)	Annualized.
(e)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$9.74	(29.03%)	0.91%(d)	0.87%(d)	1.17%(d)	20%	$1,113,511
Year Ended 12/31/2021	$14.64	10.63%	0.90%	0.88%	0.06%	26%	$1,510,036
Year Ended 12/31/2020	$13.86	22.62%	0.93%(e)	0.92%(e)	0.15%	73%	$1,134,033
Year Ended 12/31/2019	$11.46	26.70%	0.93%	0.92%	0.92%	113%	$1,057,916
Year Ended 12/31/2018	$9.46	(18.95%)	0.91%	0.91%	0.92%	19%	$793,614
Year Ended 12/31/2017	$12.29	26.87%	0.95%	0.95%	0.93%	22%	$1,682,196
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$9.63	(29.15%)	1.15%(d)	1.12%(d)	0.93%(d)	20%	$39,181
Year Ended 12/31/2021	$14.51	10.33%	1.15%	1.13%	(0.21%)	26%	$54,022
Year Ended 12/31/2020	$13.77	22.30%	1.18%(e)	1.17%(e)	(0.10%)	73%	$44,514
Year Ended 12/31/2019	$11.40	26.36%	1.18%	1.17%	0.67%	113%	$35,306
Year Ended 12/31/2018	$9.42	(19.10%)	1.17%	1.17%	0.64%	19%	$29,694
Year Ended 12/31/2017	$12.24	26.56%	1.20%	1.20%	0.67%	22%	$33,356
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022	15

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Variable Portfolio – Partners International Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of
18	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.92% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.88% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Walter Scott & Partners Limited and William Blair Investment Management, LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2023
Class 1	0.87%
Class 2	1.12
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,266,550,000	50,264,000	(143,891,000)	(93,627,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $307,681,068 and $254,027,511, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
20	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	3,625,000	1.16	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, private and public sectors’ significant debt problems of a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The departure of the United Kingdom (UK) from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Industrials sector risk
The Fund is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general,
22	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
24	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Partners International Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Walter Scott & Partners Limited and William Blair Investment Management, LLC (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022	25

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as
26	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadvisers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022	27

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation
28	Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Variable Portfolio – Partners International Growth Fund | Semiannual Report 2022	29

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Variable Portfolio – Partners International Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7055_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
CTIVP® – T. Rowe Price Large Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – T. Rowe Price Large Cap Value Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term growth of capital and income.
Portfolio management
T. Rowe Price Associates, Inc.
Mark Finn, CFA, CPA*
John Linehan, CFA
Gabriel Solomon
* Effective December 31, 2022, Mr. Finn will step down as a Co-Portfolio Manager of the Fund.
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-10.03	-4.17	7.71	9.40
Class 2	05/07/10	-10.15	-4.42	7.44	9.13
Russell 1000 Value Index		-12.86	-6.82	7.17	10.50
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to November 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	97.6
Convertible Preferred Stocks	0.6
Money Market Funds	1.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	5.2
Consumer Discretionary	3.3
Consumer Staples	8.5
Energy	7.2
Financials	13.9
Health Care	21.3
Industrials	10.8
Information Technology	10.0
Materials	5.3
Real Estate	5.3
Utilities	9.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	899.70	1,021.42	3.20	3.41	0.68
Class 2	1,000.00	1,000.00	898.50	1,020.18	4.38	4.66	0.93
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 5.1%
Entertainment 1.7%
Walt Disney Co. (The)(a)	342,230	32,306,512
Interactive Media & Services 1.2%
Alphabet, Inc., Class C(a)	7,295	15,957,448
Meta Platforms, Inc., Class A(a)	33,000	5,321,250
Total		21,278,698
Media 2.2%
Comcast Corp., Class A	460,317	18,062,839
News Corp., Class A	1,497,430	23,329,959
Total		41,392,798
Total Communication Services		94,978,008
Consumer Discretionary 3.2%
Auto Components 0.1%
Magna International, Inc.	50,373	2,765,478
Hotels, Restaurants & Leisure 0.6%
Las Vegas Sands Corp.(a)	332,802	11,178,819
Multiline Retail 0.4%
Kohl’s Corp.	208,176	7,429,801
Specialty Retail 2.1%
Best Buy Co., Inc.	167,000	10,886,730
TJX Companies, Inc. (The)	495,737	27,686,912
Total		38,573,642
Total Consumer Discretionary		59,947,740
Consumer Staples 8.4%
Beverages 1.1%
Coca-Cola Co. (The)	326,710	20,553,326
Food & Staples Retailing 1.9%
Walmart, Inc.	287,221	34,920,329
Food Products 2.3%
Bunge Ltd.	74,717	6,776,085
ConAgra Foods, Inc.	980,586	33,575,265
Tyson Foods, Inc., Class A	43,952	3,782,509
Total		44,133,859
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.6%
Kimberly-Clark Corp.	219,278	29,635,422
Tobacco 1.5%
Philip Morris International, Inc.	278,342	27,483,489
Total Consumer Staples		156,726,425
Energy 7.1%
Oil, Gas & Consumable Fuels 7.1%
ConocoPhillips Co.	277,223	24,897,398
Exxon Mobil Corp.	296,355	25,379,842
TC Energy Corp.	488,852	25,327,422
TotalEnergies SE, ADR	1,086,227	57,178,989
Total		132,783,651
Total Energy		132,783,651
Financials 13.6%
Banks 5.8%
Bank of America Corp.	518,388	16,137,418
Citigroup, Inc.	315,900	14,528,241
Fifth Third Bancorp	200,018	6,720,605
Huntington Bancshares, Inc.	1,473,471	17,725,856
Wells Fargo & Co.	1,364,274	53,438,613
Total		108,550,733
Capital Markets 2.3%
Charles Schwab Corp. (The)	199,633	12,612,813
Goldman Sachs Group, Inc. (The)	69,098	20,523,488
Morgan Stanley	128,452	9,770,059
Total		42,906,360
Diversified Financial Services 1.2%
Equitable Holdings, Inc.	896,540	23,372,798
Insurance 4.3%
American International Group, Inc.	744,958	38,089,702
Chubb Ltd.	214,878	42,240,717
Total		80,330,419
Total Financials		255,160,310
Health Care 20.7%
Biotechnology 1.8%
AbbVie, Inc.	224,685	34,412,755
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 6.1%
Becton Dickinson and Co.	166,145	40,959,727
Hologic, Inc.(a)	226,600	15,703,380
Medtronic PLC	317,599	28,504,510
Zimmer Biomet Holdings, Inc.	278,175	29,225,066
Total		114,392,683
Health Care Providers & Services 4.9%
Cigna Corp.	132,540	34,926,941
CVS Health Corp.	179,871	16,666,847
Elevance Health, Inc.	83,158	40,130,387
Total		91,724,175
Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc.	29,032	15,772,505
Pharmaceuticals 7.0%
Bristol-Myers Squibb Co.	286,000	22,022,000
Elanco Animal Health, Inc.(a)	511,831	10,047,242
Johnson & Johnson	262,178	46,539,217
Merck & Co., Inc.	315,584	28,771,793
Pfizer, Inc.	427,895	22,434,535
Total		129,814,787
Total Health Care		386,116,905
Industrials 10.6%
Aerospace & Defense 1.3%
Boeing Co. (The)(a)	60,398	8,257,615
L3Harris Technologies, Inc.	70,749	17,100,033
Total		25,357,648
Air Freight & Logistics 2.7%
United Parcel Service, Inc., Class B	275,539	50,296,889
Airlines 0.6%
Southwest Airlines Co.(a)	316,369	11,427,248
Commercial Services & Supplies 0.6%
Stericycle, Inc.(a)	279,589	12,259,978
Industrial Conglomerates 3.5%
General Electric Co.	756,402	48,160,115
Siemens AG, ADR	323,113	16,532,077
Total		64,692,192
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.9%
Cummins, Inc.	151,003	29,223,611
Illinois Tool Works, Inc.	32,398	5,904,535
Total		35,128,146
Total Industrials		199,162,101
Information Technology 9.8%
Communications Equipment 0.7%
Cisco Systems, Inc.	325,724	13,888,871
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity Ltd.	112,775	12,760,491
IT Services 1.9%
Fiserv, Inc.(a)	389,719	34,673,300
Semiconductors & Semiconductor Equipment 4.2%
Applied Materials, Inc.	79,130	7,199,248
NXP Semiconductors NV	41,871	6,198,164
QUALCOMM, Inc.	349,388	44,630,823
Texas Instruments, Inc.	137,331	21,100,908
Total		79,129,143
Software 2.3%
Citrix Systems, Inc.	156,773	15,233,632
Microsoft Corp.	106,206	27,276,887
Total		42,510,519
Total Information Technology		182,962,324
Materials 5.2%
Chemicals 3.1%
CF Industries Holdings, Inc.	199,522	17,105,021
International Flavors & Fragrances, Inc.	237,361	28,274,442
RPM International, Inc.	149,800	11,792,256
Total		57,171,719
Containers & Packaging 2.1%
International Paper Co.	945,844	39,564,655
Total Materials		96,736,374

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 5.2%
Equity Real Estate Investment Trusts (REITS) 5.2%
AvalonBay Communities, Inc.	182,139	35,380,501
Equinix, Inc.	24,000	15,768,480
Welltower, Inc.	158,718	13,070,427
Weyerhaeuser Co.	994,891	32,950,790
Total		97,170,198
Total Real Estate		97,170,198
Utilities 8.7%
Electric Utilities 5.5%
Entergy Corp.	154,670	17,422,029
NextEra Energy, Inc.	313,901	24,314,772
Southern Co. (The)	840,272	59,919,796
Total		101,656,597
Multi-Utilities 3.2%
Ameren Corp.	248,424	22,447,592
Sempra Energy	253,003	38,018,761
Total		60,466,353
Total Utilities		162,122,950
Total Common Stocks (Cost $1,723,204,724)		1,823,866,986
Convertible Preferred Stocks 0.6%
Issuer		Shares	Value ($)
Health Care 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co.	6.000%	89,331	4,440,644
Pharmaceuticals 0.0%
Elanco Animal Health, Inc.	5.000%	10,173	330,089
Total Health Care			4,770,733
Utilities 0.4%
Electric Utilities 0.4%
Southern Co. (The)	6.750%	139,371	7,108,935
Total Utilities			7,108,935
Total Convertible Preferred Stocks (Cost $12,093,859)			11,879,668

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(c)	33,271,945	33,251,982
Total Money Market Funds (Cost $33,256,080)		33,251,982
Total Investments in Securities (Cost: $1,768,554,663)		1,868,998,636
Other Assets & Liabilities, Net		(780,279)
Net Assets		1,868,218,357

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	35,772,647	135,884,111	(138,402,968)	(1,808)	33,251,982	(12,777)	78,191	33,271,945
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	94,978,008	—	—	94,978,008
Consumer Discretionary	59,947,740	—	—	59,947,740
Consumer Staples	156,726,425	—	—	156,726,425
Energy	132,783,651	—	—	132,783,651
Financials	255,160,310	—	—	255,160,310
Health Care	386,116,905	—	—	386,116,905
Industrials	182,630,024	16,532,077	—	199,162,101
Information Technology	182,962,324	—	—	182,962,324
Materials	96,736,374	—	—	96,736,374
Real Estate	97,170,198	—	—	97,170,198
Utilities	162,122,950	—	—	162,122,950
Total Common Stocks	1,807,334,909	16,532,077	—	1,823,866,986
Convertible Preferred Stocks
Health Care	—	4,770,733	—	4,770,733
Utilities	—	7,108,935	—	7,108,935
Total Convertible Preferred Stocks	—	11,879,668	—	11,879,668
Money Market Funds	33,251,982	—	—	33,251,982
Total Investments in Securities	1,840,586,891	28,411,745	—	1,868,998,636
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,735,298,583)	$1,835,746,654
Affiliated issuers (cost $33,256,080)	33,251,982
Receivable for:
Investments sold	1,959,164
Capital shares sold	92,404
Dividends	3,491,827
Foreign tax reclaims	276,262
Prepaid expenses	12,025
Total assets	1,874,830,318
Liabilities
Payable for:
Investments purchased	3,286,596
Capital shares purchased	3,112,337
Management services fees	35,100
Distribution and/or service fees	299
Service fees	1,426
Compensation of board members	150,812
Compensation of chief compliance officer	215
Other expenses	25,176
Total liabilities	6,611,961
Net assets applicable to outstanding capital stock	$1,868,218,357
Represented by
Trust capital	$1,868,218,357
Total - representing net assets applicable to outstanding capital stock	$1,868,218,357
Class 1
Net assets	$1,824,625,468
Shares outstanding	60,198,722
Net asset value per share	$30.31
Class 2
Net assets	$43,592,889
Shares outstanding	1,482,539
Net asset value per share	$29.40
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022	11

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$25,742,599
Dividends — affiliated issuers	78,191
Foreign taxes withheld	(649,473)
Total income	25,171,317
Expenses:
Management services fees	7,070,519
Distribution and/or service fees
Class 2	55,006
Service fees	13,129
Compensation of board members	10,308
Custodian fees	7,820
Printing and postage fees	5,271
Audit fees	14,758
Legal fees	16,032
Compensation of chief compliance officer	144
Other	41,572
Total expenses	7,234,559
Net investment income	17,936,758
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	169,070,973
Investments — affiliated issuers	(12,777)
Foreign currency translations	(7,393)
Net realized gain	169,050,803
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(397,431,946)
Investments — affiliated issuers	(1,808)
Foreign currency translations	(1,276)
Net change in unrealized appreciation (depreciation)	(397,435,030)
Net realized and unrealized loss	(228,384,227)
Net decrease in net assets resulting from operations	$(210,447,469)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$17,936,758	$30,610,234
Net realized gain	169,050,803	201,747,978
Net change in unrealized appreciation (depreciation)	(397,435,030)	260,054,219
Net increase (decrease) in net assets resulting from operations	(210,447,469)	492,412,431
Increase (decrease) in net assets from capital stock activity	(204,754,279)	152,636,535
Total increase (decrease) in net assets	(415,201,748)	645,048,966
Net assets at beginning of period	2,283,420,105	1,638,371,139
Net assets at end of period	$1,868,218,357	$2,283,420,105

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	67,843	2,138,832	20,279,983	566,807,255
Redemptions	(6,390,593)	(213,031,351)	(13,563,239)	(418,510,276)
Net increase (decrease)	(6,322,750)	(210,892,519)	6,716,744	148,296,979
Class 2
Subscriptions	232,011	7,493,654	254,177	7,705,657
Redemptions	(42,663)	(1,355,414)	(112,525)	(3,366,101)
Net increase	189,348	6,138,240	141,652	4,339,556
Total net increase (decrease)	(6,133,402)	(204,754,279)	6,858,396	152,636,535
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$33.69	0.28	(3.66)	(3.38)
Year Ended 12/31/2021	$26.89	0.44	6.36	6.80
Year Ended 12/31/2020	$26.19	0.50	0.20(d)	0.70
Year Ended 12/31/2019	$20.69	0.52	4.98	5.50
Year Ended 12/31/2018	$22.81	0.44	(2.56)	(2.12)
Year Ended 12/31/2017	$19.62	0.37	2.82	3.19
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$32.72	0.24	(3.56)	(3.32)
Year Ended 12/31/2021	$26.19	0.35	6.18	6.53
Year Ended 12/31/2020	$25.56	0.44	0.19(d)	0.63
Year Ended 12/31/2019	$20.25	0.45	4.86	5.31
Year Ended 12/31/2018	$22.38	0.38	(2.51)	(2.13)
Year Ended 12/31/2017	$19.30	0.31	2.77	3.08

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(e)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$30.31	(10.03%)	0.68%(c)	0.68%(c)	1.70%(c)	15%	$1,824,625
Year Ended 12/31/2021	$33.69	25.29%	0.68%	0.68%	1.40%	32%	$2,241,102
Year Ended 12/31/2020	$26.89	2.67%	0.70%(e)	0.70%(e)	2.20%	37%	$1,608,218
Year Ended 12/31/2019	$26.19	26.58%	0.69%	0.69%	2.17%	28%	$1,987,789
Year Ended 12/31/2018	$20.69	(9.30%)	0.67%	0.67%	1.91%	20%	$1,939,941
Year Ended 12/31/2017	$22.81	16.26%	0.70%	0.70%	1.75%	32%	$2,481,560
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$29.40	(10.15%)	0.93%(c)	0.93%(c)	1.48%(c)	15%	$43,593
Year Ended 12/31/2021	$32.72	24.93%	0.93%	0.93%	1.14%	32%	$42,318
Year Ended 12/31/2020	$26.19	2.47%	0.96%(e)	0.96%(e)	1.96%	37%	$30,153
Year Ended 12/31/2019	$25.56	26.22%	0.94%	0.94%	1.94%	28%	$27,449
Year Ended 12/31/2018	$20.25	(9.52%)	0.92%	0.92%	1.70%	20%	$20,084
Year Ended 12/31/2017	$22.38	15.96%	0.94%	0.94%	1.52%	32%	$17,050
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022	15

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.67% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with T. Rowe Price Associates, Inc. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
18	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2023
Class 1	0.71%
Class 2	0.96
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $317,713,952 and $500,722,880, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective
20	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 8. Significant risks
Health care sector risk
The Fund is more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and T. Rowe Price Associates, Inc. (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022	23

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain
24	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022	25

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
26	CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
CTIVP® – T. Rowe Price Large Cap Value Fund | Semiannual Report 2022	27

CTIVP® – T. Rowe Price Large Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7036_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
CTIVP® – CenterSquare Real Estate Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – CenterSquare Real Estate Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – CenterSquare Real Estate Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with current income and capital appreciation.
Portfolio management
CenterSquare Investment Management LLC
Dean Frankel, CFA
Eric Rothman, CFA
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-18.75	-5.45	6.34	6.71
Class 2	05/07/10	-18.80	-5.69	6.10	6.45
FTSE Nareit Equity REITs Index		-20.20	-6.27	5.30	7.39
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to June 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The FTSE Nareit Equity REITs Index reflects performance of all publicly traded equity real estate investment trusts (REITs), other than those designated as timber REITs.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	99.2
Money Market Funds	0.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Real Estate	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at June 30, 2022)
Real Estate
Diversified REITs	1.4
Health Care REITs	10.8
Hotel & Resort REITs	3.2
Industrial REITs	15.2
Office REITs	6.9
Real Estate Operating Companies	0.1
Residential REITs	23.4
Retail REITs	13.4
Specialized REITs	25.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	812.50	1,020.83	3.60	4.01	0.80
Class 2	1,000.00	1,000.00	812.00	1,019.59	4.72	5.26	1.05
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Real Estate 99.1%
Diversified REITs 1.4%
Broadstone Net Lease, Inc.	109,386	2,243,507
Empire State Realty Trust, Inc., Class A	81,020	569,570
Total Diversified REITs		2,813,077
Health Care REITs 10.7%
CareTrust REIT, Inc.	41,570	766,551
Diversified Healthcare Trust	69,772	126,985
Healthpeak Properties, Inc.	19,270	499,286
Medical Properties Trust, Inc.	212,700	3,247,929
Omega Healthcare Investors, Inc.	30,006	845,869
Sabra Health Care REIT, Inc.	135,420	1,891,817
Ventas, Inc.	163,030	8,384,633
Welltower, Inc.	66,540	5,479,569
Total Health Care REITs		21,242,639
Hotel & Resort REITs 3.2%
Apple Hospitality REIT, Inc.	81,510	1,195,752
Park Hotels & Resorts, Inc.	92,250	1,251,833
Ryman Hospitality Properties, Inc.(a)	11,883	903,465
Sunstone Hotel Investors, Inc.(a)	96,620	958,470
Xenia Hotels & Resorts, Inc.(a)	140,580	2,042,627
Total Hotel & Resort REITs		6,352,147
Industrial REITs 15.1%
Americold Realty Trust, Inc.	104,220	3,130,769
Duke Realty Corp.	95,570	5,251,572
EastGroup Properties, Inc.	8,540	1,317,978
First Industrial Realty Trust, Inc.	64,369	3,056,240
Prologis, Inc.	118,270	13,914,465
Rexford Industrial Realty, Inc.	58,166	3,349,780
Total Industrial REITs		30,020,804
Office REITs 6.8%
Alexandria Real Estate Equities, Inc.	23,560	3,416,907
Cousins Properties, Inc.	77,042	2,251,938
Hudson Pacific Properties, Inc.	30,820	457,369
JBG SMITH Properties	89,065	2,105,496
Kilroy Realty Corp.	71,090	3,720,140
Common Stocks (continued)
Issuer	Shares	Value ($)
Veris Residential, Inc.(a)	115,180	1,524,983
Total Office REITs		13,476,833
Real Estate Operating Companies 0.1%
WeWork, Inc., Class A(a)	52,574	263,922
Total Real Estate Operating Companies		263,922
Residential REITs 23.1%
American Homes 4 Rent, Class A	127,343	4,513,036
Apartment Investment and Management Co.(a)	52,250	334,400
AvalonBay Communities, Inc.	41,420	8,045,835
Equity Residential	105,260	7,601,877
Invitation Homes, Inc.	219,270	7,801,627
Mid-America Apartment Communities, Inc.	30,699	5,362,194
Sun Communities, Inc.	43,330	6,905,069
UDR, Inc.	119,960	5,522,958
Total Residential REITs		46,086,996
Retail REITs 13.3%
Acadia Realty Trust	130,800	2,043,096
Agree Realty Corp.	64,820	4,675,466
Brixmor Property Group, Inc.	224,885	4,544,926
Federal Realty OP LP	10,720	1,026,333
Realty Income Corp.	69,373	4,735,401
RPT Realty	162,430	1,596,687
Simon Property Group, Inc.	52,280	4,962,417
Spirit Realty Capital, Inc.	52,120	1,969,094
Urban Edge Properties	56,090	853,129
Total Retail REITs		26,406,549
Specialized REITs 25.4%
American Tower Corp.	24,549	6,274,479
Digital Realty Trust, Inc.	48,990	6,360,372
Equinix, Inc.	17,309	11,372,359
Extra Space Storage, Inc.	16,519	2,810,212
Four Corners Property Trust, Inc.	28,320	753,029
Gaming and Leisure Properties, Inc.	24,390	1,118,525
Lamar Advertising Co., Class A	5,260	462,722
Life Storage, Inc.	53,760	6,002,842
Outfront Media, Inc.	86,810	1,471,429
Public Storage	29,870	9,339,453
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SBA Communications Corp.	6,540	2,093,127
VICI Properties, Inc.	82,220	2,449,334
Total Specialized REITs		50,507,883
Total Real Estate		197,170,850
Total Common Stocks (Cost: $196,549,975)		197,170,850

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(c)	1,515,944	1,515,034
Total Money Market Funds (Cost: $1,515,048)		1,515,034
Total Investments in Securities (Cost $198,065,023)		198,685,884
Other Assets & Liabilities, Net		165,142
Net Assets		$198,851,026
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	839,660	16,349,432	(15,674,044)	(14)	1,515,034	(676)	2,613	1,515,944
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Real Estate	197,170,850	—	—	197,170,850
Total Common Stocks	197,170,850	—	—	197,170,850
Money Market Funds	1,515,034	—	—	1,515,034
Total Investments in Securities	198,685,884	—	—	198,685,884
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $196,549,975)	$197,170,850
Affiliated issuers (cost $1,515,048)	1,515,034
Receivable for:
Investments sold	1,174,251
Capital shares sold	165
Dividends	670,358
Prepaid expenses	5,523
Total assets	200,536,181
Liabilities
Payable for:
Investments purchased	1,556,695
Capital shares purchased	37,837
Management services fees	4,104
Distribution and/or service fees	195
Service fees	1,177
Compensation of board members	62,459
Compensation of chief compliance officer	23
Other expenses	22,665
Total liabilities	1,685,155
Net assets applicable to outstanding capital stock	$198,851,026
Represented by
Paid in capital	141,783,255
Total distributable earnings (loss)	57,067,771
Total - representing net assets applicable to outstanding capital stock	$198,851,026
Class 1
Net assets	$170,463,884
Shares outstanding	20,807,382
Net asset value per share	$8.19
Class 2
Net assets	$28,387,142
Shares outstanding	3,497,633
Net asset value per share	$8.12
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022	9

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,294,526
Dividends — affiliated issuers	2,613
Total income	3,297,139
Expenses:
Management services fees	856,190
Distribution and/or service fees
Class 2	39,541
Service fees	9,777
Compensation of board members	5,326
Custodian fees	4,855
Printing and postage fees	10,980
Audit fees	14,713
Legal fees	6,382
Interest on interfund lending	20
Compensation of chief compliance officer	15
Other	4,036
Total expenses	951,835
Net investment income	2,345,304
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	13,610,127
Investments — affiliated issuers	(676)
Net realized gain	13,609,451
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(62,627,954)
Investments — affiliated issuers	(14)
Net change in unrealized appreciation (depreciation)	(62,627,968)
Net realized and unrealized loss	(49,018,517)
Net decrease in net assets resulting from operations	$(46,673,213)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$2,345,304	$3,186,952
Net realized gain	13,609,451	44,366,045
Net change in unrealized appreciation (depreciation)	(62,627,968)	43,627,913
Net increase (decrease) in net assets resulting from operations	(46,673,213)	91,180,910
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(24,506,165)
Class 2	—	(3,210,746)
Total distributions to shareholders	—	(27,716,911)
Decrease in net assets from capital stock activity	(18,737,699)	(48,319,714)
Total increase (decrease) in net assets	(65,410,912)	15,144,285
Net assets at beginning of period	264,261,938	249,117,653
Net assets at end of period	$198,851,026	$264,261,938

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	100,655	906,506	148,159	1,355,549
Distributions reinvested	—	—	2,692,985	24,506,165
Redemptions	(2,037,809)	(19,604,374)	(8,235,957)	(76,302,493)
Net decrease	(1,937,154)	(18,697,868)	(5,394,813)	(50,440,779)
Class 2
Subscriptions	160,731	1,473,817	464,483	4,196,638
Distributions reinvested	—	—	355,564	3,210,746
Redemptions	(165,079)	(1,513,648)	(585,103)	(5,286,319)
Net increase (decrease)	(4,348)	(39,831)	234,944	2,121,065
Total net decrease	(1,941,502)	(18,737,699)	(5,159,869)	(48,319,714)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$10.08	0.10	(1.99)	(1.89)	—	—	—
Year Ended 12/31/2021	$7.94	0.11	3.07	3.18	(0.13)	(0.91)	(1.04)
Year Ended 12/31/2020	$9.85	0.11	(0.70)	(0.59)	(0.39)	(0.93)	(1.32)
Year Ended 12/31/2019	$7.94	0.19	1.89	2.08	(0.17)	—	(0.17)
Year Ended 12/31/2018	$8.64	0.17	(0.64)	(0.47)	(0.16)	(0.07)	(0.23)
Year Ended 12/31/2017	$8.59	0.17	0.33	0.50	(0.19)	(0.26)	(0.45)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$10.00	0.08	(1.96)	(1.88)	—	—	—
Year Ended 12/31/2021	$7.88	0.09	3.05	3.14	(0.11)	(0.91)	(1.02)
Year Ended 12/31/2020	$9.79	0.11	(0.72)	(0.61)	(0.37)	(0.93)	(1.30)
Year Ended 12/31/2019	$7.89	0.17	1.88	2.05	(0.15)	—	(0.15)
Year Ended 12/31/2018	$8.59	0.15	(0.64)	(0.49)	(0.14)	(0.07)	(0.21)
Year Ended 12/31/2017	$8.54	0.15	0.32	0.47	(0.16)	(0.26)	(0.42)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$8.19	(18.75%)	0.80%(c),(d)	0.80%(c),(d)	2.09%(c)	26%	$170,464
Year Ended 12/31/2021	$10.08	41.44%	0.80%(d)	0.80%(d)	1.24%	57%	$229,250
Year Ended 12/31/2020	$7.94	(4.87%)	0.79%	0.79%	1.37%	98%	$223,363
Year Ended 12/31/2019	$9.85	26.41%	0.77%	0.77%	2.05%	70%	$508,863
Year Ended 12/31/2018	$7.94	(5.58%)	0.77%	0.77%	2.03%	51%	$402,354
Year Ended 12/31/2017	$8.64	6.01%	0.81%	0.81%	2.00%	72%	$426,287
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$8.12	(18.80%)	1.05%(c),(d)	1.05%(c),(d)	1.85%(c)	26%	$28,387
Year Ended 12/31/2021	$10.00	41.20%	1.05%(d)	1.05%(d)	1.03%	57%	$35,012
Year Ended 12/31/2020	$7.88	(5.18%)	1.05%	1.05%	1.31%	98%	$25,754
Year Ended 12/31/2019	$9.79	26.16%	1.02%	1.02%	1.81%	70%	$30,302
Year Ended 12/31/2018	$7.89	(5.85%)	1.02%	1.02%	1.76%	51%	$24,164
Year Ended 12/31/2017	$8.59	5.74%	1.06%	1.06%	1.76%	72%	$27,353
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022	13

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
CTIVP® – CenterSquare Real Estate Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
14	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022	15

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.66% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.75% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with CenterSquare Investment Management LLC to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.01% of the Fund’s average daily net assets.
16	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2022 through April 30, 2023	Prior to May 1, 2022
Class 1	0.85%	0.89%
Class 2	1.10	1.14
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
198,065,000	14,077,000	(13,456,000)	621,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $61,205,262 and $77,822,948, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	450,000	0.73	2
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
18	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 9. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Real estate sector risk
The risks associated with investments in real estate investment trusts (REITs) and other companies principally engaged in the real estate industry subject the Fund to risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of such investments may be affected by, among other factors, changes in the value of the underlying properties owned by the issuer, changes in the prospect for earnings and/or cash flow growth of the investment, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
20	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – CenterSquare Real Estate Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and CenterSquare Investment Management LLC (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022	21

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain
22	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022	23

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation
24	CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
CTIVP® – CenterSquare Real Estate Fund | Semiannual Report 2022	25

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CTIVP® – CenterSquare Real Estate Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7030_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
CTIVP® – Westfield Mid Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – Westfield Mid Cap Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – Westfield Mid Cap Growth Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Westfield Capital Management Company, L.P.
William Muggia
Richard Lee, CFA
Ethan Meyers, CFA
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-28.44	-23.67	10.05	10.31
Class 2	05/07/10	-28.54	-23.87	9.77	10.03
Russell Midcap Growth Index		-31.00	-29.57	8.88	11.50
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	97.5
Money Market Funds	2.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	3.7
Consumer Discretionary	11.5
Energy	3.0
Financials	10.0
Health Care	17.9
Industrials	17.4
Information Technology	30.6
Materials	1.8
Real Estate	4.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	715.60	1,020.63	3.57	4.21	0.84
Class 2	1,000.00	1,000.00	714.60	1,019.39	4.63	5.46	1.09
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Communication Services 3.5%
Entertainment 1.9%
Live Nation Entertainment, Inc.(a)	73,310	6,053,940
Interactive Media & Services 1.6%
ZoomInfo Technologies, Inc., Class A(a)	150,280	4,995,307
Total Communication Services		11,049,247
Consumer Discretionary 11.2%
Hotels, Restaurants & Leisure 4.4%
Expedia Group, Inc.(a)	26,300	2,494,029
Hilton Worldwide Holdings, Inc.	60,530	6,745,463
Vail Resorts, Inc.	20,410	4,450,401
Total		13,689,893
Internet & Direct Marketing Retail 1.3%
Etsy, Inc.(a)	54,240	3,970,910
Specialty Retail 2.3%
Ulta Beauty, Inc.(a)	18,778	7,238,543
Textiles, Apparel & Luxury Goods 3.2%
lululemon athletica, Inc.(a)	16,590	4,522,600
Tapestry, Inc.	179,121	5,466,773
Total		9,989,373
Total Consumer Discretionary		34,888,719
Energy 2.9%
Oil, Gas & Consumable Fuels 2.9%
Devon Energy Corp.	165,190	9,103,621
Total Energy		9,103,621
Financials 9.7%
Banks 2.1%
First Republic Bank	45,470	6,556,774
Capital Markets 5.7%
LPL Financial Holdings, Inc.	35,858	6,615,084
MSCI, Inc.	13,955	5,751,553
Tradeweb Markets, Inc., Class A	76,979	5,253,817
Total		17,620,454
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.9%
Arthur J Gallagher & Co.	36,860	6,009,654
Total Financials		30,186,882
Health Care 17.4%
Biotechnology 3.2%
Ascendis Pharma A/S ADR(a)	45,020	4,185,059
Horizon Therapeutics PLC(a)	59,250	4,725,780
Rocket Pharmaceuticals, Inc.(a)	82,540	1,135,751
Total		10,046,590
Health Care Equipment & Supplies 8.2%
Cooper Companies, Inc. (The)	19,019	5,955,229
DexCom, Inc.(a)	115,510	8,608,960
IDEXX Laboratories, Inc.(a)	19,480	6,832,221
Insulet Corp.(a)	18,768	4,090,298
Total		25,486,708
Health Care Providers & Services 1.7%
Quest Diagnostics, Inc.	38,980	5,183,560
Life Sciences Tools & Services 4.3%
Avantor, Inc.(a)	188,476	5,861,604
ICON PLC(a)	35,540	7,701,518
Total		13,563,122
Total Health Care		54,279,980
Industrials 16.9%
Aerospace & Defense 2.7%
TransDigm Group, Inc.(a)	15,603	8,373,662
Commercial Services & Supplies 3.5%
Copart, Inc.(a)	63,800	6,932,508
Waste Connections, Inc.	31,590	3,915,896
Total		10,848,404
Electrical Equipment 4.0%
AMETEK, Inc.	51,760	5,687,907
Rockwell Automation, Inc.	34,075	6,791,488
Total		12,479,395
Machinery 1.7%
IDEX Corp.	28,970	5,261,821
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.2%
TransUnion	85,094	6,806,669
Trading Companies & Distributors 2.8%
WESCO International, Inc.(a)	81,930	8,774,703
Total Industrials		52,544,654
Information Technology 29.8%
Communications Equipment 1.2%
Ciena Corp.(a)	81,440	3,721,808
Electronic Equipment, Instruments & Components 1.9%
Teledyne Technologies, Inc.(a)	15,455	5,797,325
IT Services 4.4%
Global Payments, Inc.	67,760	7,496,966
Globant SA(a)	10,455	1,819,170
MongoDB, Inc.(a)	17,240	4,473,780
Total		13,789,916
Semiconductors & Semiconductor Equipment 4.9%
Marvell Technology, Inc.	114,680	4,992,021
Microchip Technology, Inc.	121,310	7,045,685
ON Semiconductor Corp.(a)	66,140	3,327,503
Total		15,365,209
Software 15.8%
Fortinet, Inc.(a)	219,180	12,401,204
HubSpot, Inc.(a)	13,570	4,079,821
Lightspeed Commerce, Inc.(a)	124,869	2,784,579
NiCE Ltd., ADR(a)	22,260	4,283,937
Palo Alto Networks, Inc.(a)	19,020	9,394,739
Splunk, Inc.(a)	51,357	4,543,040
Common Stocks (continued)
Issuer	Shares	Value ($)
Zendesk, Inc.(a)	95,550	7,077,388
Zscaler, Inc.(a)	30,410	4,546,599
Total		49,111,307
Technology Hardware, Storage & Peripherals 1.6%
NetApp, Inc.	74,545	4,863,316
Total Information Technology		92,648,881
Materials 1.7%
Chemicals 1.7%
Celanese Corp., Class A	45,070	5,300,683
Total Materials		5,300,683
Real Estate 4.0%
Equity Real Estate Investment Trusts (REITS) 4.0%
Essex Property Trust, Inc.	29,960	7,834,839
Lamar Advertising Co., Class A	51,510	4,531,335
Total		12,366,174
Total Real Estate		12,366,174
Total Common Stocks (Cost $322,753,286)		302,368,841

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(c)	7,663,405	7,658,807
Total Money Market Funds (Cost $7,658,648)		7,658,807
Total Investments in Securities (Cost: $330,411,934)		310,027,648
Other Assets & Liabilities, Net		1,266,682
Net Assets		311,294,330

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	9,142,488	55,432,838	(56,916,678)	159	7,658,807	(4,258)	21,623	7,663,405
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	11,049,247	—	—	11,049,247
Consumer Discretionary	34,888,719	—	—	34,888,719
Energy	9,103,621	—	—	9,103,621
Financials	30,186,882	—	—	30,186,882
Health Care	54,279,980	—	—	54,279,980
Industrials	52,544,654	—	—	52,544,654
Information Technology	92,648,881	—	—	92,648,881
Materials	5,300,683	—	—	5,300,683
Real Estate	12,366,174	—	—	12,366,174
Total Common Stocks	302,368,841	—	—	302,368,841
Money Market Funds	7,658,807	—	—	7,658,807
Total Investments in Securities	310,027,648	—	—	310,027,648
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $322,753,286)	$302,368,841
Affiliated issuers (cost $7,658,648)	7,658,807
Receivable for:
Investments sold	1,318,874
Dividends	117,719
Prepaid expenses	7,446
Total assets	311,471,687
Liabilities
Payable for:
Investments purchased	52,997
Capital shares purchased	14,883
Management services fees	6,988
Distribution and/or service fees	176
Service fees	1,274
Compensation of board members	81,054
Compensation of chief compliance officer	36
Audit fees	14,669
Other expenses	5,280
Total liabilities	177,357
Net assets applicable to outstanding capital stock	$311,294,330
Represented by
Trust capital	$311,294,330
Total - representing net assets applicable to outstanding capital stock	$311,294,330
Class 1
Net assets	$285,898,189
Shares outstanding	8,343,200
Net asset value per share	$34.27
Class 2
Net assets	$25,396,141
Shares outstanding	764,884
Net asset value per share	$33.20
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022	9

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,307,097
Dividends — affiliated issuers	21,623
Interfund lending	177
Foreign taxes withheld	(2,490)
Total income	1,326,407
Expenses:
Management services fees	1,457,036
Distribution and/or service fees
Class 2	36,965
Service fees	9,185
Compensation of board members	4,971
Custodian fees	5,924
Printing and postage fees	5,482
Audit fees	14,669
Legal fees	7,095
Compensation of chief compliance officer	22
Other	5,639
Total expenses	1,546,988
Net investment loss	(220,581)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,901,009
Investments — affiliated issuers	(4,258)
Net realized gain	10,896,751
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(131,866,500)
Investments — affiliated issuers	159
Net change in unrealized appreciation (depreciation)	(131,866,341)
Net realized and unrealized loss	(120,969,590)
Net decrease in net assets resulting from operations	$(121,190,171)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment loss	$(220,581)	$(1,538,118)
Net realized gain	10,896,751	161,419,806
Net change in unrealized appreciation (depreciation)	(131,866,341)	(92,818,320)
Net increase (decrease) in net assets resulting from operations	(121,190,171)	67,063,368
Increase (decrease) in net assets from capital stock activity	6,049,984	(309,829,368)
Total decrease in net assets	(115,140,187)	(242,766,000)
Net assets at beginning of period	426,434,517	669,200,517
Net assets at end of period	$311,294,330	$426,434,517

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	223,469	8,031,900	33,555	1,463,238
Redemptions	(57,209)	(2,513,827)	(7,419,513)	(310,614,653)
Net increase (decrease)	166,260	5,518,073	(7,385,958)	(309,151,415)
Class 2
Subscriptions	50,303	1,990,058	63,728	2,779,787
Redemptions	(35,816)	(1,458,147)	(80,326)	(3,457,740)
Net increase (decrease)	14,487	531,911	(16,598)	(677,953)
Total net increase (decrease)	180,747	6,049,984	(7,402,556)	(309,829,368)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$47.89	(0.02)	(13.60)	(13.62)
Year Ended 12/31/2021	$41.03	(0.14)	7.00	6.86
Year Ended 12/31/2020	$32.18	(0.11)	8.96	8.85
Year Ended 12/31/2019	$22.64	0.07	9.47	9.54
Year Ended 12/31/2018	$23.43	0.01	(0.80)	(0.79)
Year Ended 12/31/2017	$19.06	0.01	4.36	4.37
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$46.46	(0.07)	(13.19)	(13.26)
Year Ended 12/31/2021	$39.91	(0.24)	6.79	6.55
Year Ended 12/31/2020	$31.38	(0.19)	8.72	8.53
Year Ended 12/31/2019	$22.13	0.01	9.24	9.25
Year Ended 12/31/2018	$22.96	(0.05)	(0.78)	(0.83)
Year Ended 12/31/2017	$18.72	(0.04)	4.28	4.24

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$34.27	(28.44%)	0.84%(c)	0.84%(c)	(0.10%)(c)	30%	$285,898
Year Ended 12/31/2021	$47.89	16.72%	0.84%(d)	0.84%(d)	(0.32%)	58%	$391,573
Year Ended 12/31/2020	$41.03	27.50%	0.83%(d)	0.83%(d)	(0.35%)	75%	$638,591
Year Ended 12/31/2019	$32.18	42.14%	0.83%	0.83%	0.25%	70%	$555,819
Year Ended 12/31/2018	$22.64	(3.37%)	0.84%	0.84%	0.05%	72%	$491,881
Year Ended 12/31/2017	$23.43	22.93%	0.87%	0.87%	0.04%	121%	$515,408
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$33.20	(28.54%)	1.09%(c)	1.09%(c)	(0.35%)(c)	30%	$25,396
Year Ended 12/31/2021	$46.46	16.41%	1.09%(d)	1.09%(d)	(0.56%)	58%	$34,861
Year Ended 12/31/2020	$39.91	27.18%	1.08%(d)	1.08%(d)	(0.60%)	75%	$30,610
Year Ended 12/31/2019	$31.38	41.80%	1.08%	1.08%	0.02%	70%	$26,048
Year Ended 12/31/2018	$22.13	(3.61%)	1.09%	1.09%	(0.20%)	72%	$18,181
Year Ended 12/31/2017	$22.96	22.65%	1.12%	1.12%	(0.21%)	121%	$19,303
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022	13

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
CTIVP® – Westfield Mid Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
14	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022	15

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.81% to 0.68% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.81% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Westfield Capital Management Company, L.P. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
16	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2023
Class 1	0.84%
Class 2	1.09
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $115,577,916 and $109,789,883, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	4,700,000	1.36	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
18	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 8. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
20	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – Westfield Mid Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Westfield Capital Management Company, L.P. (the Subadviser) the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022	21

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain
22	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022	23

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation
24	CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
CTIVP® – Westfield Mid Cap Growth Fund | Semiannual Report 2022	25

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CTIVP® – Westfield Mid Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7040_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Variable Portfolio – Partners Small Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Partners Small Cap Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – Partners Small Cap Growth Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Scout Investments, Inc.
James McBride, CFA
Timothy Miller, CFA
Allspring Global Investments, LLC
Thomas Ognar, CFA
Robert Gruendyke, CFA
David Nazaret, CFA
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-30.60	-31.92	5.68	7.77
Class 2	05/07/10	-30.67	-32.08	5.42	7.51
Russell 2000 Growth Index		-29.45	-33.43	4.80	9.30
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	95.8
Money Market Funds	4.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	1.9
Consumer Discretionary	11.5
Consumer Staples	3.7
Energy	0.5
Financials	5.6
Health Care	27.4
Industrials	16.2
Information Technology	30.5
Materials	1.5
Real Estate	1.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	694.00	1,020.53	3.61	4.31	0.86
Class 2	1,000.00	1,000.00	693.30	1,019.29	4.66	5.56	1.11
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 1.8%
Interactive Media & Services 1.1%
Eventbrite, Inc., Class A(a)	188,500	1,935,895
Ziff Davis, Inc.(a)	56,906	4,241,204
Total		6,177,099
Media 0.7%
Magnite, Inc.(a)	297,536	2,642,120
TechTarget, Inc.(a)	22,300	1,465,556
Total		4,107,676
Total Communication Services		10,284,775
Consumer Discretionary 11.3%
Auto Components 1.7%
Fox Factory Holding Corp.(a)	50,365	4,056,397
Patrick Industries, Inc.	61,204	3,172,815
Stoneridge, Inc.(a)	142,531	2,444,407
Total		9,673,619
Automobiles 0.6%
Thor Industries, Inc.	43,374	3,241,339
Diversified Consumer Services 0.5%
OneSpaWorld Holdings Ltd.(a)	393,500	2,821,395
Hotels, Restaurants & Leisure 3.3%
Cheesecake Factory, Inc. (The)	92,303	2,438,645
Cracker Barrel Old Country Store, Inc.	26,423	2,206,056
Hilton Grand Vacations, Inc.(a)	126,000	4,501,980
Lindblad Expeditions Holdings, Inc.(a)	140,597	1,138,836
Papa John’s International, Inc.	71,755	5,992,978
Wingstop, Inc.	28,000	2,093,560
Total		18,372,055
Household Durables 1.5%
Installed Building Products, Inc.	57,892	4,814,299
LGI Homes, Inc.(a)	40,322	3,503,982
Total		8,318,281
Leisure Products 0.5%
YETI Holdings, Inc.(a)	64,027	2,770,448
Multiline Retail 0.2%
Ollie’s Bargain Outlet Holdings, Inc.(a)	16,000	940,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.9%
Boot Barn Holdings, Inc.(a)	22,225	1,531,525
Leslie’s, Inc.(a)	147,262	2,235,437
Lithia Motors, Inc., Class A	14,910	4,097,417
Monro, Inc.	66,765	2,862,883
Total		10,727,262
Textiles, Apparel & Luxury Goods 1.1%
Crocs, Inc.(a)	21,960	1,068,793
Deckers Outdoor Corp.(a)	8,065	2,059,398
G-III Apparel Group Ltd.(a)	140,544	2,843,205
Total		5,971,396
Total Consumer Discretionary		62,835,795
Consumer Staples 3.7%
Beverages 0.7%
Celsius Holdings, Inc.(a)	26,230	1,711,770
Duckhorn Portfolio, Inc. (The)(a)	108,600	2,287,116
Total		3,998,886
Food & Staples Retailing 2.0%
Performance Food Group, Inc.(a)	110,513	5,081,388
The Chefs’ Warehouse(a)	155,205	6,035,922
Total		11,117,310
Food Products 0.9%
Freshpet, Inc.(a)	64,899	3,367,609
Simply Good Foods Co. (The)(a)	35,400	1,337,058
Total		4,704,667
Personal Products 0.1%
Thorne HealthTech, Inc.(a)	135,866	657,592
Total Consumer Staples		20,478,455
Energy 0.5%
Energy Equipment & Services 0.5%
Core Laboratories NV	146,871	2,909,514
Total Energy		2,909,514
Financials 5.6%
Banks 0.5%
Hilltop Holdings, Inc.	97,160	2,590,286
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.2%
Cohen & Steers, Inc.	80,645	5,128,216
Open Lending Corp., Class A(a)	142,356	1,456,302
Stifel Financial Corp.	96,670	5,415,453
Total		11,999,971
Consumer Finance 0.3%
Green Dot Corp., Class A(a)	71,665	1,799,508
Insurance 1.9%
Kinsale Capital Group, Inc.	46,091	10,584,337
Thrifts & Mortgage Finance 0.7%
Axos Financial, Inc.(a)	106,939	3,833,763
Total Financials		30,807,865
Health Care 27.1%
Biotechnology 7.5%
Arcutis Biotherapeutics, Inc.(a)	136,947	2,918,341
Biohaven Pharmaceutical Holding Co., Ltd.(a)	31,455	4,583,308
Coherus Biosciences, Inc.(a)	344,317	2,492,855
Cytokinetics, Inc.(a)	38,100	1,496,949
Eagle Pharmaceuticals, Inc.(a)	73,603	3,270,181
Fate Therapeutics, Inc.(a)	41,730	1,034,069
Halozyme Therapeutics, Inc.(a)	283,519	12,474,836
Insmed, Inc.(a)	167,009	3,293,417
Vericel Corp.(a)	388,026	9,770,495
Total		41,334,451
Health Care Equipment & Supplies 9.2%
Axonics, Inc.(a)	89,200	5,054,964
Figs, Inc., Class A(a)	153,450	1,397,929
ICU Medical, Inc.(a)	23,800	3,912,482
Inari Medical, Inc.(a)	6,300	428,337
Integer Holdings Corp.(a)	57,395	4,055,531
iRhythm Technologies, Inc.(a)	38,500	4,159,155
LeMaitre Vascular, Inc.	100,305	4,568,893
Nyxoah SA(a)	26,423	251,019
Omnicell, Inc.(a)	62,726	7,135,082
OrthoPediatrics Corp.(a)	78,625	3,392,669
Outset Medical, Inc.(a)	60,370	897,098
Pulmonx Corp.(a)	47,625	701,040
Shockwave Medical, Inc.(a)	42,176	8,062,786
Common Stocks (continued)
Issuer	Shares	Value ($)
SI-BONE, Inc.(a)	168,620	2,225,784
Silk Road Medical, Inc.(a)	30,440	1,107,712
Tandem Diabetes Care, Inc.(a)	25,555	1,512,600
Varex Imaging Corp.(a)	107,548	2,300,452
Total		51,163,533
Health Care Providers & Services 5.1%
AdaptHealth Corp.(a)	205,426	3,705,885
AMN Healthcare Services, Inc.(a)	70,308	7,713,491
Castle Biosciences, Inc.(a)	102,838	2,257,294
HealthEquity, Inc.(a)	93,847	5,761,267
ModivCare, Inc.(a)	35,228	2,976,766
Privia Health Group, Inc.(a)	57,069	1,661,849
U.S. Physical Therapy, Inc.	39,703	4,335,568
Total		28,412,120
Health Care Technology 1.0%
Inspire Medical Systems, Inc.(a)	29,370	5,365,018
Life Sciences Tools & Services 1.9%
Akoya Biosciences, Inc.(a)	47,804	614,281
Alpha Teknova, Inc.(a)	18,684	156,946
Codexis, Inc.(a)	305,576	3,196,325
Medpace Holdings, Inc.(a)	37,381	5,594,814
NeoGenomics, Inc.(a)	140,026	1,141,212
Total		10,703,578
Pharmaceuticals 2.4%
Amylyx Pharmaceuticals, Inc.(a)	89,110	1,716,259
Pacira Pharmaceuticals, Inc.(a)	116,172	6,772,828
Supernus Pharmaceuticals, Inc.(a)	160,806	4,650,509
Total		13,139,596
Total Health Care		150,118,296
Industrials 15.9%
Aerospace & Defense 0.6%
Kratos Defense & Security Solutions, Inc.(a)	246,518	3,421,670
Air Freight & Logistics 0.9%
Forward Air Corp.	51,688	4,753,228
Building Products 1.3%
Zurn Water Solutions Corp.	259,345	7,064,558

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.8%
Aris Water Solution, Inc.	80,576	1,344,008
Casella Waste Systems, Inc., Class A(a)	97,280	7,070,310
Healthcare Services Group, Inc.	102,683	1,787,711
Total		10,202,029
Construction & Engineering 1.1%
Construction Partners, Inc., Class A(a)	40,040	838,438
Dycom Industries, Inc.(a)	55,831	5,194,516
Total		6,032,954
Electrical Equipment 1.9%
Regal Rexnord Corp.	45,516	5,166,976
TPI Composites, Inc.(a)	143,962	1,799,525
Vicor Corp.(a)	62,472	3,419,093
Total		10,385,594
Machinery 3.0%
Albany International Corp., Class A	53,771	4,236,617
Chart Industries, Inc.(a)	48,395	8,100,355
Evoqua Water Technologies Corp.(a)	89,400	2,906,394
Proto Labs, Inc.(a)	34,496	1,650,289
Total		16,893,655
Professional Services 2.6%
ASGN, Inc.(a)	93,185	8,409,945
Insperity, Inc.	63,289	6,318,141
Total		14,728,086
Road & Rail 0.3%
Saia, Inc.(a)	7,980	1,500,240
Trading Companies & Distributors 2.4%
Applied Industrial Technologies, Inc.	59,228	5,695,957
Global Industrial Co.	121,475	4,102,211
SiteOne Landscape Supply, Inc.(a)	30,920	3,675,460
Total		13,473,628
Total Industrials		88,455,642
Information Technology 30.1%
Communications Equipment 0.6%
Calix, Inc.(a)	103,600	3,536,904
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 5.0%
Advanced Energy Industries, Inc.	48,180	3,516,176
ePlus, Inc.(a)	89,406	4,749,247
Fabrinet(a)	50,523	4,097,415
II-VI, Inc.(a)	98,107	4,998,552
Novanta, Inc.(a)	58,113	7,047,364
Plexus Corp.(a)	44,397	3,485,164
Total		27,893,918
IT Services 4.6%
BigCommerce Holdings, Inc.(a)	167,100	2,707,020
DigitalOcean Holdings, Inc.(a)	40,000	1,654,400
Endava PLC, ADR(a)	39,598	3,495,315
Evo Payments, Inc., Class A(a)	122,305	2,876,614
Flywire Corp.(a)	55,700	981,991
I3 Verticals, Inc.(a)	187,908	4,701,458
Paymentus Holdings, Inc., Class A(a)	96,271	1,287,143
Perficient, Inc.(a)	28,400	2,603,996
Shift4 Payments, Inc., Class A(a)	52,500	1,735,650
TTEC Holdings, Inc.	48,193	3,271,823
Total		25,315,410
Semiconductors & Semiconductor Equipment 7.1%
Allegro MicroSystems, Inc.(a)	166,659	3,448,175
Ambarella, Inc.(a)	62,550	4,094,523
Credo Technology Group Holding Ltd.(a)	328,420	3,835,946
Diodes, Inc.(a)	69,600	4,494,072
Impinj, Inc.(a)	74,229	4,355,015
Power Integrations, Inc.	53,703	4,028,262
Semtech Corp.(a)	158,413	8,707,963
Silicon Laboratories, Inc.(a)	18,825	2,639,641
SiTime Corp.(a)	8,500	1,385,755
Ultra Clean Holdings, Inc.(a)	73,920	2,200,598
Total		39,189,950
Software 12.8%
Box, Inc., Class A(a)	218,128	5,483,738
CyberArk Software Ltd.(a)	38,500	4,926,460
Descartes Systems Group, Inc. (The)(a)	75,709	4,698,501
Domo, Inc., Class B(a)	65,700	1,826,460
Envestnet, Inc.(a)	57,487	3,033,589

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Jamf Holding Corp.(a)	133,795	3,314,102
Olo, Inc., Class A(a)	137,419	1,356,326
Paycor HCM, Inc.(a)	153,571	3,992,846
Q2 Holdings, Inc.(a)	64,328	2,481,131
Qualys, Inc.(a)	44,124	5,565,801
Rapid7, Inc.(a)	115,365	7,706,382
RingCentral, Inc., Class A(a)	22,000	1,149,720
Sprout Social, Inc., Class A(a)	68,027	3,950,328
SPS Commerce, Inc.(a)	84,868	9,594,327
Upland Software, Inc.(a)	177,436	2,576,371
Verint Systems, Inc.(a)	126,167	5,343,173
Workiva, Inc., Class A(a)	61,760	4,075,542
Total		71,074,797
Total Information Technology		167,010,979
Materials 1.5%
Chemicals 1.0%
Balchem Corp.	41,460	5,379,020
Metals & Mining 0.5%
Materion Corp.	37,226	2,744,673
Total Materials		8,123,693
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.2%
Equity Real Estate Investment Trusts (REITS) 1.2%
CareTrust REIT, Inc.	213,752	3,941,587
UMH Properties, Inc.	151,647	2,678,086
Total		6,619,673
Total Real Estate		6,619,673
Total Common Stocks (Cost $586,266,834)		547,644,687

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(c)	24,242,470	24,227,925
Total Money Market Funds (Cost $24,226,053)		24,227,925
Total Investments in Securities (Cost: $610,492,887)		571,872,612
Other Assets & Liabilities, Net		(17,290,213)
Net Assets		554,582,399

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	4,604,054	59,260,794	(39,638,879)	1,956	24,227,925	(3,408)	20,211	24,242,470
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	10,284,775	—	—	10,284,775
Consumer Discretionary	62,835,795	—	—	62,835,795
Consumer Staples	20,478,455	—	—	20,478,455
Energy	2,909,514	—	—	2,909,514
Financials	30,807,865	—	—	30,807,865
Health Care	150,118,296	—	—	150,118,296
Industrials	88,455,642	—	—	88,455,642
Information Technology	167,010,979	—	—	167,010,979
Materials	8,123,693	—	—	8,123,693
Real Estate	6,619,673	—	—	6,619,673
Total Common Stocks	547,644,687	—	—	547,644,687
Money Market Funds	24,227,925	—	—	24,227,925
Total Investments in Securities	571,872,612	—	—	571,872,612
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $586,266,834)	$547,644,687
Affiliated issuers (cost $24,226,053)	24,227,925
Receivable for:
Investments sold	439,264
Capital shares sold	34,504
Dividends	85,914
Interfund lending	3,200,000
Expense reimbursement due from Investment Manager	613
Prepaid expenses	8,428
Total assets	575,641,335
Liabilities
Payable for:
Investments purchased	20,939,089
Capital shares purchased	13,955
Management services fees	12,337
Distribution and/or service fees	110
Service fees	569
Compensation of board members	75,536
Compensation of chief compliance officer	62
Other expenses	17,278
Total liabilities	21,058,936
Net assets applicable to outstanding capital stock	$554,582,399
Represented by
Trust capital	$554,582,399
Total - representing net assets applicable to outstanding capital stock	$554,582,399
Class 1
Net assets	$538,615,303
Shares outstanding	20,344,762
Net asset value per share	$26.47
Class 2
Net assets	$15,967,096
Shares outstanding	621,779
Net asset value per share	$25.68
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022	11

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,148,183
Dividends — affiliated issuers	20,211
Foreign taxes withheld	(212)
Total income	1,168,182
Expenses:
Management services fees	2,546,347
Distribution and/or service fees
Class 2	21,368
Service fees	5,112
Compensation of board members	6,662
Custodian fees	10,068
Printing and postage fees	6,171
Audit fees	14,668
Legal fees	8,377
Compensation of chief compliance officer	33
Other	7,916
Total expenses	2,626,722
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(52,751)
Total net expenses	2,573,971
Net investment loss	(1,405,789)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(21,014,502)
Investments — affiliated issuers	(3,408)
Net realized loss	(21,017,910)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(202,557,836)
Investments — affiliated issuers	1,956
Net change in unrealized appreciation (depreciation)	(202,555,880)
Net realized and unrealized loss	(223,573,790)
Net decrease in net assets resulting from operations	$(224,979,579)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment loss	$(1,405,789)	$(4,822,844)
Net realized gain (loss)	(21,017,910)	163,650,235
Net change in unrealized appreciation (depreciation)	(202,555,880)	(84,366,066)
Net increase (decrease) in net assets resulting from operations	(224,979,579)	74,461,325
Increase (decrease) in net assets from capital stock activity	47,820,283	(166,372,322)
Total decrease in net assets	(177,159,296)	(91,910,997)
Net assets at beginning of period	731,741,695	823,652,692
Net assets at end of period	$554,582,399	$731,741,695

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,699,496	45,924,993	1,253,539	47,088,309
Redemptions	(35,212)	(1,147,057)	(5,509,554)	(215,620,168)
Net increase (decrease)	1,664,284	44,777,936	(4,256,015)	(168,531,859)
Class 2
Subscriptions	120,486	3,606,668	133,941	4,994,351
Redemptions	(18,870)	(564,321)	(76,631)	(2,834,814)
Net increase	101,616	3,042,347	57,310	2,159,537
Total net increase (decrease)	1,765,900	47,820,283	(4,198,705)	(166,372,322)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$38.14	(0.07)	(11.60)	(11.67)
Year Ended 12/31/2021	$35.22	(0.24)	3.16	2.92
Year Ended 12/31/2020	$25.38	(0.14)	9.98	9.84
Year Ended 12/31/2019	$20.93	(0.09)	4.54	4.45
Year Ended 12/31/2018	$21.95	(0.11)	(0.91)	(1.02)
Year Ended 12/31/2017	$18.48	(0.08)	3.55	3.47
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$37.04	(0.11)	(11.25)	(11.36)
Year Ended 12/31/2021	$34.29	(0.32)	3.07	2.75
Year Ended 12/31/2020	$24.77	(0.20)	9.72	9.52
Year Ended 12/31/2019	$20.48	(0.14)	4.43	4.29
Year Ended 12/31/2018	$21.53	(0.17)	(0.88)	(1.05)
Year Ended 12/31/2017	$18.17	(0.13)	3.49	3.36

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$26.47	(30.60%)	0.88%(c)	0.86%(c)	(0.47%)(c)	14%	$538,615
Year Ended 12/31/2021	$38.14	8.29%	0.87%(d)	0.87%(d)	(0.61%)	48%	$712,475
Year Ended 12/31/2020	$35.22	38.77%	0.88%	0.87%	(0.52%)	63%	$807,783
Year Ended 12/31/2019	$25.38	21.26%	0.88%	0.87%	(0.38%)	90%	$574,507
Year Ended 12/31/2018	$20.93	(4.65%)	0.87%	0.86%	(0.46%)	113%	$579,389
Year Ended 12/31/2017	$21.95	18.78%	0.91%	0.91%	(0.42%)	114%	$644,746
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$25.68	(30.67%)	1.13%(c)	1.11%(c)	(0.71%)(c)	14%	$15,967
Year Ended 12/31/2021	$37.04	8.02%	1.12%(d)	1.12%(d)	(0.85%)	48%	$19,267
Year Ended 12/31/2020	$34.29	38.43%	1.13%	1.12%	(0.77%)	63%	$15,870
Year Ended 12/31/2019	$24.77	20.95%	1.13%	1.12%	(0.62%)	90%	$11,277
Year Ended 12/31/2018	$20.48	(4.88%)	1.12%	1.11%	(0.70%)	113%	$8,375
Year Ended 12/31/2017	$21.53	18.49%	1.16%	1.16%	(0.67%)	114%	$7,101
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022	15

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Variable Portfolio – Partners Small Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.86% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Allspring Global Investments, LLC and Scout Investments, Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
18	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2022 through April 30, 2023	Prior to May 1, 2022
Class 1	0.85%	0.87%
Class 2	1.10	1.12
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $126,472,452 and $82,168,596, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	32,000,000	2.08	1
The Fund had an outstanding interfund loan balance at June 30, 2022 as shown in the Statement of Assets and Liabilities. The loans are unsecured.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
20	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 8. Significant risks
Health care sector risk
The Fund is more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
22	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022	23

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Board Consideration and Approval of Subadvisory
Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc., serves as the investment manager to Variable Portfolio – Partners Small Cap Growth Fund (the “Fund”). On June 15, 2021, the Fund’s Board of Trustees (the “Board”), including a majority of the Board members who are not interested persons of the Fund within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), upon the recommendation of the Investment Manager, unanimously approved the Subadvisory Agreement (the “Subadvisory Agreement”) between the Investment Manager and Allspring Global Investments, LLC (“Allspring”), with respect to the Fund.
At meetings held on June 2, 2021, June 4, 2021, and June 15, 2021, independent legal counsel to the Independent Trustees reviewed with the Board the legal standards for consideration by directors/trustees of advisory and subadvisory agreements and referred to the various written materials and oral presentations received by the Board, its Contracts and Compliance Committees, and its Investment Review Committee subcommittees in connection with the Board’s evaluation of Allspring’s proposed services.
The Trustees held discussions with the Investment Manager and Allspring and reviewed and considered various written materials and oral presentations in connection with the evaluation of Allspring’s proposed services, including reports from management with respect to the fees and terms of the proposed Subadvisory Agreement and Allspring’s investment strategy/style and performance and from the Compliance Committee, with respect to the code of ethics and compliance program of Allspring. In considering the Subadvisory Agreement, the Board reviewed, among other things:
•	Terms of the Subadvisory Agreement;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
24	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022

Board Consideration and Approval of Subadvisory
Agreement  (continued)
(Unaudited)
•	Descriptions of various services proposed to be performed by Allspring under the Subadvisory Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the Transaction and the experience and resources of Allspring, including information regarding senior management, portfolio managers, and other personnel;
•	Information regarding the capabilities of Allspring’s compliance program; and
•	The profitability of the Investment Manager and its affiliates from their relationships with the fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement on June 15, 2021.
Nature, extent and quality of services
The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by Allspring as a subadviser for the Fund, as well as the history, expertise, resources and capabilities, and the qualifications of the personnel of Allspring. The Board considered the diligence and selection process undertaken by the Investment Manager to select Allspring, including the Investment Manager’s rationale for recommending Allspring, and the process for monitoring Allspring’s ongoing performance of services for the Fund. The Board observed that Allspring’s compliance program had been reviewed by the Fund’s Chief Compliance Officer and was determined by him to be reasonably designed to prevent violation of the federal securities laws by the Fund. The Board also observed that information had been presented regarding Allspring’s ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board also considered the information provided by management regarding the personnel, risk controls, philosophy, and investment processes of Allspring. The Board also noted the presentation by Allspring to the Board’s Contracts Committee.
The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement. Independent legal counsel noted that the proposed Subadvisory Agreement was generally similar in scope and form to subadvisory agreements applicable to other subadvised Funds. The Board noted the Investment Manager’s representation that Allspring has experience subadvising registered mutual funds.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund supported the approval of the Subadvisory Agreement.
Investment performance of Allspring
The Board observed Allspring’s relevant performance results versus the Fund’s benchmark and versus peers over various periods.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of Allspring, in light of other considerations, supported the approval of the Subadvisory Agreement.
Comparative fees, costs of services provided and profitability
The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to Allspring would be paid by the Investment Manager and would not impact the fees paid by the Fund. The Board observed that the proposed subadvisory fees for Allspring were within a reasonable range of subadvisory fees paid by the Investment Manager to the subadvisers of other Funds with similar strategies. The Trustees observed that management fees, which were not proposed to change, remained within the range of other peers and that the Fund’s expense ratio also remained within the range of other peers.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022	25

Board Consideration and Approval of Subadvisory
Agreement  (continued)
(Unaudited)
Additionally, the Board considered that no change was expected in the total profitability of the Investment Manager and its affiliates in connection with the hiring of Allspring. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to Allspring thereunder, the Board did not consider the profitability to Allspring from its relationship with the Fund.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed level of subadvisory fees, anticipated costs of services provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Subadvisory Agreement.
Economies of scale
The Board also considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board considered, in this regard, that no change in profitability to the Investment Manager from its management agreement with the Fund was expected as a result of the proposed Subadvisory Agreement. The Board took into account, in this regard, the significant oversight services provided by the Investment Manager to the Fund. The Board also observed that fees to be paid under the Subadvisory Agreement would not impact fees paid by the Fund (as subadvisory fees are paid by the Investment Manager and not the Fund). The Board observed that the Fund’s management agreement with the Investment Manager continues to provide for sharing of economies of scale as management fees decline as assets increase at pre-established breakpoints.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Subadvisory Agreement appeared fair and reasonable in light of the services proposed to be provided and, taking into account the factors described above, approved the Subadvisory Agreement.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Partners Small Cap Growth Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Allspring Global Investments, LLC and Scout Investments, Inc. (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition,
26	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022	27

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund.  The Board observed that Fund performance was well within the range of that of its peers.
28	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
Additionally, the Board reviewed the performance of each of  the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadvisers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s broader investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.   The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each  Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make
Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022	29

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
30	Variable Portfolio – Partners Small Cap Growth Fund | Semiannual Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

Variable Portfolio – Partners Small Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7057_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
CTIVP® – TCW Core Plus Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – TCW Core Plus Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – TCW Core Plus Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with total return through current income and capital appreciation.
Portfolio management
TCW Investment Management Company LLC
Laird Landmann
Stephen Kane, CFA
Bryan Whalen, CFA
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-11.08	-11.09	1.11	1.39
Class 2	05/07/10	-11.13	-11.22	0.88	1.14
Bloomberg U.S. Aggregate Bond Index		-10.35	-10.29	0.88	1.54
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to March 2014 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Asset-Backed Securities — Non-Agency	4.4
Commercial Mortgage-Backed Securities - Agency	0.6
Commercial Mortgage-Backed Securities - Non-Agency	3.0
Common Stocks	0.1
Corporate Bonds & Notes	23.8
Foreign Government Obligations	1.3
Inflation-Indexed Bonds	0.2
Money Market Funds	18.5
Municipal Bonds	0.5
Residential Mortgage-Backed Securities - Agency	27.0
Residential Mortgage-Backed Securities - Non-Agency	6.1
Senior Loans	1.4
Treasury Bills	1.4
U.S. Treasury Obligations	11.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2022)
AAA rating	57.0
AA rating	3.1
A rating	11.0
BBB rating	16.2
BB rating	3.8
B rating	2.9
CCC rating	1.1
CC rating	0.3
C rating	0.0(a)
Not rated	4.6
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	889.20	1,022.41	2.25	2.41	0.48
Class 2	1,000.00	1,000.00	888.70	1,021.17	3.42	3.66	0.73
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 5.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2015-AA Class AR2
3-month USD LIBOR + 1.140% Floor 1.140% 10/17/2034	2.184%	10,475,000	10,029,362
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	7,600,000	6,722,868
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060% 04/20/2031	2.123%	8,000,000	7,841,976
BlueMountain Fuji US Clo I Ltd.(a),(b)
Series 2017-1A Class A1R
3-month USD LIBOR + 0.980% Floor 0.980% 07/20/2029	2.043%	9,000,000	8,846,694
Cedar Funding XII CLO Ltd.(a),(b)
Series 2020-12A Class A1R
3-month USD LIBOR + 1.130% Floor 1.130% 10/25/2034	2.314%	7,200,000	6,927,055
Cedar Funding XIV CLO Ltd.(a),(b)
Series 2021-14A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/15/2033	2.144%	8,765,000	8,512,095
CIFC Funding Ltd.(a),(b)
Series 2021-7A Class B
3-month USD LIBOR + 1.600% Floor 1.600% 01/23/2035	2.784%	9,300,000	8,769,584
Eaton Vance CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month USD LIBOR + 1.100% Floor 1.100% 04/15/2031	2.144%	9,100,000	8,873,701
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	2.424%	2,040,745	2,024,505
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	1,148,003	1,121,660
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	2,239,914	2,178,686
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LCM(a),(b)
Series 2019A Class AR
3-month USD LIBOR + 1.240% Floor 1.240% 07/15/2027	2.284%	2,648,704	2,632,561
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	1.516%	4,222,953	4,143,832
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	1.626%	4,510,285	4,476,126
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	1.626%	3,216,722	3,193,834
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% Floor 0.570% 11/26/2040	1.576%	8,287,749	8,213,133
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	2.506%	7,763,523	7,762,615
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	2.574%	4,345,000	4,226,362
Neuberger Berman Loan Advisers CLO 43 Ltd.(a),(b)
Series 2021-43A Class B
3-month USD LIBOR + 1.600% Floor 1.600% 07/17/2035	2.644%	8,500,000	8,051,931
New Economy Assets Phase 1 Sponsor LLC(a)
Subordinated Series 2021-1 Class B1
10/20/2061	2.410%	8,935,000	7,744,250
Regatta XIII Funding Ltd.(a),(b)
Series 2018-2A Class A2
3-month USD LIBOR + 1.750% 07/15/2031	2.794%	3,500,000	3,300,206
Rockford Tower CLO Ltd.(a),(b)
Series 2020-1A Class A
3-month USD LIBOR + 1.280% 01/20/2032	2.343%	8,000,000	7,859,104
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLC Student Loan Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.210% Floor 0.210% 03/15/2055	2.039%	286,069	241,734
SLM Student Loan Trust(b)
Series 2007-7 Class A4
3-month USD LIBOR + 0.330% 12/25/2022	1.514%	4,174,719	4,055,266
Series 2007-7 Class B
3-month USD LIBOR + 0.750% Floor 0.750% 10/27/2070	1.934%	1,990,000	1,728,182
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	2.834%	1,217,072	1,217,071
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	3.034%	5,860,000	5,803,625
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% Floor 1.100% 07/25/2023	2.284%	4,342,494	4,226,467
Series 2008-8 Class A4
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	2.684%	1,035,489	1,027,129
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	3.434%	5,775,000	5,740,599
SLM Student Loan Trust(a),(b)
Series 2009-3 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2045	2.374%	2,418,485	2,342,862
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	1.354%	8,057,071	7,737,871
Total Asset-Backed Securities — Non-Agency (Cost $171,656,468)			167,572,946

Commercial Mortgage-Backed Securities - Agency 0.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K155 Class A3
04/25/2033	3.750%	6,990,000	7,005,937
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
04/01/2040	2.455%	4,525,000	3,584,922
Series 2001-M2 Class Z2
06/25/2031	6.300%	9,546	9,555
Government National Mortgage Association(c),(d)
Series 2012-55 Class IO
04/16/2052	0.000%	546,369	5
Government National Mortgage Association
Series 2020-193 Class AC
09/16/2062	1.250%	1,620,862	1,257,584
Series 2021-14 Class AB
06/16/2063	1.340%	1,975,179	1,553,593
Series 2021-2 Class AH
06/16/2063	1.500%	4,580,095	3,662,799
Series 2021-21 Class AH
06/16/2063	1.400%	3,217,009	2,567,610
Series 2021-31 Class B
01/16/2061	1.250%	3,363,593	2,591,857
Total Commercial Mortgage-Backed Securities - Agency (Cost $23,510,882)			22,233,862

Commercial Mortgage-Backed Securities - Non-Agency 3.6%

BFLD Trust(a),(b)
Series 2020-EYP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 10/15/2035	2.474%	7,500,000	7,282,035
BPR Trust(a),(b)
Series 2022-OANA Class A
1-month Term SOFR + 1.898% Floor 1.898% 04/15/2037	3.177%	8,446,000	8,273,205
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class A
1-month USD LIBOR + 0.920% Floor 0.921% 10/15/2036	2.244%	10,047,921	9,872,840
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	2.865%	6,925,000	6,829,512
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	3.891%	4,080,000	4,008,401
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,355,000	1,213,270

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month USD LIBOR + 0.650% Floor 0.650% 08/15/2036	1.974%	8,878,000	8,412,277
BXSC Commercial Mortgage Trust(a),(b)
Series 2022-WSS Class D
1-month Term SOFR + 3.188% Floor 3.188% 03/15/2035	3.970%	8,939,000	8,581,202
CF Hippolyta Issuer LLC(a)
Series 2020-1 Class A1
07/15/2060	1.690%	10,081,354	9,143,910
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	3,700,000	3,165,867
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,770,000	2,525,567
Invitation Homes Trust(a),(b)
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	2.623%	10,031,402	9,898,640
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,720,000	2,497,308
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-MHC Class A
1-month USD LIBOR + 0.800% Floor 0.800% 04/15/2038	2.124%	7,374,920	7,115,501
Manhattan West(a)
Series 2020-1MW Class A
09/10/2039	2.130%	3,470,000	3,056,282
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	2,035,000	1,752,102
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.961%	1,475,000	1,451,946
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	2.474%	2,703,000	2,581,005
StorageMart Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class F
1-month Term SOFR + 3.350% Floor 3.350% 01/15/2039	4.629%	6,607,000	6,097,540
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1 Class A4
09/15/2048	3.789%	10,883,768	10,605,633
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $119,527,851)			114,364,043

Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Intelsat Jackson Holdings SA(e),(f),(g)	2,750,000	3
Intelsat Jackson Holdings SA(e),(f),(g)	3,372,000	3
Intelsat Jackson Holdings SA(e),(f),(g)	5,923,000	6
Intelsat Jackson Series A, CVR(e),(f),(g)	11,998	0
Intelsat Jackson Series B, CVR(e),(f),(g)	11,998	0
Total		12
Total Communication Services		12
Financials 0.1%
Diversified Financial Services 0.1%
Intelsat Emergence SA(f)	114,573	3,236,687
Total Financials		3,236,687
Utilities 0.0%
Electric Utilities 0.0%
Homer City Holdings(f),(g)	32,056	1,763
Total Utilities		1,763
Total Common Stocks (Cost $5,832,928)		3,238,462

Corporate Bonds & Notes 28.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Boeing Co. (The)
02/04/2024	1.433%	6,730,000	6,438,250
Airlines 0.2%
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	7,923,709	6,952,412
Apartment REIT 0.0%
Post Apartment Homes LP
12/01/2022	3.375%	1,157,000	1,156,291

The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.1%
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 1.080% 08/03/2022	2.366%	1,940,000	1,937,458
General Motors Co.
10/02/2023	4.875%	1,320,000	1,332,508
Total			3,269,966
Banking 10.0%
American Express Co.
03/04/2027	2.550%	3,535,000	3,295,101
Bank of America Corp.(h)
12/20/2023	3.004%	8,937,000	8,905,629
07/22/2027	1.734%	12,270,000	10,935,432
06/14/2029	2.087%	9,300,000	7,964,066
02/07/2030	3.974%	4,925,000	4,627,199
04/22/2032	2.687%	1,100,000	924,302
10/20/2032	2.572%	7,650,000	6,312,320
02/04/2033	2.972%	1,737,000	1,480,562
Bank of America Corp.(b)
Subordinated
3-month USD LIBOR + 0.650% 12/01/2026	2.230%	1,000,000	924,970
Capital One Financial Corp.(h)
03/01/2030	3.273%	4,950,000	4,383,380
Citigroup, Inc.(h)
04/24/2025	3.352%	590,000	578,535
11/03/2025	1.281%	965,000	896,739
01/25/2026	2.014%	1,480,000	1,387,717
02/24/2028	3.070%	1,760,000	1,631,054
10/27/2028	3.520%	1,735,000	1,619,215
03/31/2031	4.412%	3,110,000	2,978,569
06/03/2031	2.572%	2,325,000	1,955,848
05/01/2032	2.561%	2,560,000	2,111,376
01/25/2033	3.057%	10,280,000	8,731,851
03/17/2033	3.785%	3,355,000	3,029,659
Credit Suisse Group AG(a),(h)
09/11/2025	2.593%	750,000	706,147
06/05/2026	2.193%	5,677,000	5,172,782
02/02/2027	1.305%	5,350,000	4,603,766
05/14/2032	3.091%	5,550,000	4,438,544
Credit Suisse Group AG(a)
01/09/2028	4.282%	2,940,000	2,750,784
Discover Bank
08/08/2023	4.200%	4,000,000	4,012,094
DNB Bank ASA(a),(h)
09/16/2026	1.127%	645,000	581,690
03/30/2028	1.605%	5,000,000	4,361,995
Fifth Third Bancorp
05/05/2027	2.550%	4,635,000	4,252,193
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)
02/23/2023	3.200%	1,750,000	1,750,567
12/06/2023	1.217%	9,325,000	8,996,549
Goldman Sachs Group, Inc. (The)(h)
09/29/2025	3.272%	2,930,000	2,849,865
12/09/2026	1.093%	1,092,000	970,699
03/09/2027	1.431%	12,950,000	11,513,672
10/21/2027	1.948%	9,195,000	8,142,422
07/21/2032	2.383%	5,140,000	4,160,273
10/21/2032	2.650%	2,525,000	2,081,544
HSBC Holdings PLC(h)
06/04/2026	2.099%	8,565,000	7,921,753
05/24/2027	1.589%	1,450,000	1,274,874
06/09/2028	4.755%	860,000	836,209
09/22/2028	2.013%	8,240,000	7,050,693
08/17/2029	2.206%	5,105,000	4,287,652
05/24/2032	2.804%	1,000,000	820,976
JPMorgan Chase & Co.(h)
10/15/2025	2.301%	2,830,000	2,697,372
12/10/2025	1.561%	5,705,000	5,343,690
04/22/2027	1.578%	4,495,000	4,012,056
02/24/2028	2.947%	2,290,000	2,121,749
04/22/2032	2.580%	1,090,000	917,787
11/08/2032	2.545%	3,720,000	3,090,861
01/25/2033	2.963%	6,650,000	5,710,042
Lloyds Banking Group PLC(h)
11/07/2023	2.907%	6,995,000	6,970,713
07/09/2025	3.870%	4,114,000	4,066,423
Lloyds Banking Group PLC
03/12/2024	3.900%	3,175,000	3,167,605
Macquarie Group Ltd.(a),(h)
01/12/2027	1.340%	5,000,000	4,406,860
01/14/2033	2.871%	4,360,000	3,562,703
06/21/2033	4.442%	2,220,000	2,059,319
Morgan Stanley(h)
05/30/2025	0.790%	970,000	903,773
10/21/2025	1.164%	2,745,000	2,546,232
05/04/2027	1.593%	5,470,000	4,879,170
07/20/2027	1.512%	10,255,000	9,015,874
04/28/2032	1.928%	8,020,000	6,362,360
07/21/2032	2.239%	960,000	780,061
Subordinated
04/20/2037	5.297%	2,150,000	2,085,784
Nationwide Building Society(a),(h)
03/08/2024	3.766%	4,465,000	4,451,826
02/16/2028	2.972%	4,305,000	3,942,345
Royal Bank of Scotland Group PLC(h)
03/22/2025	4.269%	6,935,000	6,862,400

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander UK Group Holdings PLC(h)
11/15/2024	4.796%	8,860,000	8,864,791
03/15/2025	1.089%	7,235,000	6,762,225
08/21/2026	1.532%	465,000	416,538
06/14/2027	1.673%	2,185,000	1,909,432
01/11/2028	2.469%	1,035,000	918,018
UBS AG(a)
08/09/2024	0.700%	5,210,000	4,886,422
UBS Group AG(a),(h)
05/12/2026	4.488%	500,000	498,105
Wells Fargo & Co.(h)
04/30/2026	2.188%	11,945,000	11,197,935
06/02/2028	2.393%	4,905,000	4,395,787
03/02/2033	3.350%	15,385,000	13,655,473
04/04/2051	5.013%	4,010,000	3,933,359
Total			315,606,357
Brokerage/Asset Managers/Exchanges 0.3%
Charles Schwab Corp. (The)
03/03/2032	2.900%	5,300,000	4,661,548
Intercontinental Exchange, Inc.
09/15/2032	1.850%	3,937,000	3,082,820
03/15/2033	4.600%	1,065,000	1,058,687
Raymond James Financial, Inc.
07/15/2046	4.950%	1,030,000	1,001,507
Total			9,804,562
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.(a)
02/01/2032	4.750%	1,787,000	1,471,280
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	5,300,000	4,536,853
04/01/2048	5.750%	4,189,000	3,766,971
07/01/2049	5.125%	1,335,000	1,114,237
03/01/2050	4.800%	2,745,000	2,174,754
04/01/2053	5.250%	2,875,000	2,452,088
Cox Communications, Inc.(a)
06/15/2031	2.600%	2,610,000	2,188,505
CSC Holdings LLC(a)
02/01/2028	5.375%	855,000	747,271
02/01/2029	6.500%	1,000,000	909,650
12/01/2030	4.125%	2,500,000	1,948,615
02/15/2031	3.375%	1,150,000	853,354
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	6,965,000	5,749,322
Time Warner Cable LLC
09/01/2041	5.500%	850,000	747,749
Total			28,660,649
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	5,060,000	4,727,919
Consumer Products 0.1%
Clorox Co. (The)
05/01/2032	4.600%	2,500,000	2,509,827
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	2,000,000	1,613,757
Total			4,123,584
Diversified Manufacturing 0.2%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	3,838,000	3,592,103
General Electric Co.(b)
3-month USD LIBOR + 0.380% 05/05/2026	1.743%	1,886,000	1,786,298
General Electric Co.
03/15/2032	6.750%	930,000	1,040,362
Total			6,418,763
Electric 1.6%
AEP Transmission Co. LLC
12/01/2047	3.750%	1,600,000	1,355,569
04/01/2050	3.650%	305,000	253,033
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	3,432,397
Duke Energy Carolinas LLC
12/15/2041	4.250%	900,000	832,220
Duke Energy Corp.
06/15/2031	2.550%	3,120,000	2,593,934
09/01/2046	3.750%	1,110,000	875,439
Duke Energy Progress LLC
04/01/2052	4.000%	500,000	449,466
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	5,845,223
Eversource Energy
07/01/2027	4.600%	3,135,000	3,161,139
Florida Power & Light Co.
03/01/2049	3.990%	1,500,000	1,372,845
ITC Holdings Corp.
07/01/2023	4.050%	1,740,000	1,745,055
11/15/2027	3.350%	1,000,000	954,811
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	2,946,373
01/15/2029	4.300%	1,752,000	1,724,046
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	400,000	323,189

The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.270% 02/22/2023	1.775%	3,700,000	3,678,022
NextEra Energy Capital Holdings, Inc.
07/15/2027	4.625%	2,790,000	2,826,243
Northern States Power Co.
08/15/2045	4.000%	2,250,000	1,976,238
Oncor Electric Delivery Co. LLC(a)
06/01/2052	4.600%	2,945,000	2,913,988
PacifiCorp
07/01/2025	3.350%	2,000,000	1,969,449
PECO Energy Co.
05/15/2052	4.600%	2,690,000	2,700,741
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	6,950,000	6,448,861
Total			50,378,281
Environmental 0.1%
Republic Services, Inc.
03/01/2030	2.300%	1,324,000	1,134,105
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,750,000	1,552,195
Total			2,686,300
Finance Companies 1.0%
AerCap Ireland Capital DAC/Global Aviation Trust
10/01/2025	4.450%	3,070,000	2,973,896
10/29/2028	3.000%	6,350,000	5,342,121
01/30/2032	3.300%	3,650,000	2,908,728
Air Lease Corp.
03/01/2025	3.250%	2,810,000	2,683,755
07/01/2025	3.375%	4,500,000	4,241,139
Avolon Holdings Funding Ltd.(a)
02/15/2027	3.250%	2,035,000	1,775,895
11/18/2027	2.528%	3,398,000	2,793,732
FirstCash, Inc.(a)
01/01/2030	5.625%	1,850,000	1,620,439
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	5,335,000	5,358,314
02/15/2024	5.500%	733,000	737,519
Total			30,435,538
Food and Beverage 1.2%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	5,935,000	5,597,711
Anheuser-Busch InBev Worldwide, Inc.
04/15/2048	4.600%	1,850,000	1,665,737
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi Ltd.(a)
05/15/2025	4.450%	3,375,000	3,349,351
Constellation Brands, Inc.
05/09/2032	4.750%	2,870,000	2,833,874
JBS SA/Food Co./Finance, Inc.(a)
05/15/2032	3.000%	2,215,000	1,704,809
JBS USA LUX SA/Food Co./Finance, Inc.(a)
02/02/2029	3.000%	1,565,000	1,336,963
12/01/2031	3.750%	2,570,000	2,107,779
12/01/2052	6.500%	4,280,000	4,038,880
Kraft Heinz Foods Co.
06/04/2042	5.000%	1,414,000	1,293,433
10/01/2049	4.875%	1,680,000	1,485,737
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	6,570,000	6,092,828
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	1,800,000	1,501,663
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,700,000	1,647,060
04/15/2030	4.625%	3,500,000	2,952,780
Smithfield Foods, Inc.(a)
09/13/2031	2.625%	1,500,000	1,196,105
Total			38,804,710
Gaming 0.8%
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	1,150,000	1,046,557
Churchill Downs, Inc.(a)
01/15/2028	4.750%	465,000	413,860
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	1,050,000	1,012,469
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	4,120,000	4,104,486
09/01/2024	3.350%	1,800,000	1,729,292
06/01/2025	5.250%	1,930,000	1,895,966
04/15/2026	5.375%	755,000	738,854
06/01/2028	5.750%	870,000	849,563
01/15/2029	5.300%	2,325,000	2,213,767
01/15/2030	4.000%	1,615,000	1,418,906
VICI Properties LP
02/15/2030	4.950%	165,000	156,019
05/15/2032	5.125%	2,190,000	2,066,272
05/15/2052	5.625%	2,794,000	2,541,522
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	270,000	257,266
09/01/2026	4.500%	1,010,000	930,561
02/01/2027	5.750%	1,195,000	1,139,508
02/15/2027	3.750%	95,000	83,362
01/15/2028	4.500%	575,000	522,276

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2029	3.875%	1,930,000	1,661,256
Total			24,781,762
Health Care 1.8%
Becton Dickinson and Co.
06/06/2024	3.363%	626,000	619,513
Cigna Corp.
08/15/2038	4.800%	5,000,000	4,868,427
10/15/2047	3.875%	1,190,000	979,780
CommonSpirit Health
10/01/2025	1.547%	5,000,000	4,584,040
10/01/2030	2.782%	1,575,000	1,345,058
CVS Health Corp.
07/20/2035	4.875%	1,095,000	1,081,649
07/20/2045	5.125%	1,780,000	1,718,370
03/25/2048	5.050%	8,170,000	7,816,677
Embecta Corp.(a)
02/15/2030	5.000%	1,800,000	1,521,899
Encompass Health Corp.
04/01/2031	4.625%	3,750,000	3,038,263
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	3,755,000	3,230,556
HCA, Inc.
04/15/2025	5.250%	488,000	489,245
06/15/2026	5.250%	4,480,000	4,448,542
06/15/2029	4.125%	4,000,000	3,652,553
07/15/2031	2.375%	1,125,000	868,189
06/15/2047	5.500%	3,000,000	2,684,475
06/15/2049	5.250%	4,500,000	3,884,956
HCA, Inc.(a)
03/15/2027	3.125%	1,000,000	914,012
03/15/2032	3.625%	2,490,000	2,101,621
03/15/2052	4.625%	1,775,000	1,420,077
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%	2,600,000	2,100,386
Tenet Healthcare Corp.
07/15/2024	4.625%	241,000	231,556
Tenet Healthcare Corp.(a)
06/01/2029	4.250%	1,830,000	1,546,430
06/15/2030	6.125%	1,600,000	1,499,846
Universal Health Services, Inc.(a)
09/01/2026	1.650%	1,890,000	1,637,425
Total			58,283,545
Healthcare Insurance 0.5%
Centene Corp.
12/15/2027	4.250%	1,505,000	1,405,311
07/15/2028	2.450%	8,542,000	7,125,317
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Humana, Inc.
04/01/2030	4.875%	1,333,000	1,345,752
Molina Healthcare, Inc.(a)
06/15/2028	4.375%	4,438,000	3,978,148
11/15/2030	3.875%	2,000,000	1,709,073
UnitedHealth Group, Inc.
12/15/2048	4.450%	1,245,000	1,192,589
05/15/2051	3.250%	457,000	359,499
Total			17,115,689
Healthcare REIT 0.2%
Healthcare Trust of America Holdings LP
08/01/2026	3.500%	2,367,000	2,251,001
07/01/2027	3.750%	1,695,000	1,607,525
03/15/2031	2.000%	1,880,000	1,458,279
Total			5,316,805
Independent Energy 0.1%
Hess Corp.
02/15/2041	5.600%	2,000,000	1,948,945
Occidental Petroleum Corp.(i)
10/10/2036	0.000%	2,048,000	1,016,087
Total			2,965,032
Integrated Energy 0.1%
Exxon Mobil Corp.
03/19/2050	4.327%	247,000	233,216
Shell International Finance BV
05/10/2046	4.000%	2,037,000	1,803,622
Total			2,036,838
Life Insurance 0.6%
Athene Global Funding(a),(b)
SOFR + 0.700% 05/24/2024	2.210%	3,780,000	3,670,388
Athene Global Funding(a)
06/29/2026	1.608%	3,760,000	3,268,356
03/08/2027	3.205%	1,550,000	1,409,666
01/07/2029	2.717%	1,770,000	1,507,949
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	3,235,000	2,646,390
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	3,035,000	2,346,792
Teachers Insurance & Annuity Association of America(a),(h)
Subordinated
09/15/2054	4.375%	3,920,000	3,866,083
Total			18,715,624

The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.6%
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	4,750,000	1,211,955
Magallanes, Inc.(a)
03/15/2032	4.279%	35,000	31,269
03/15/2042	5.050%	6,975,000	5,931,821
03/15/2052	5.141%	9,640,000	8,093,132
Take-Two Interactive Software, Inc.
04/14/2032	4.000%	3,355,000	3,149,883
Walt Disney Co. (The)
01/13/2051	3.600%	1,110,000	926,751
Total			19,344,811
Midstream 0.6%
Enbridge Energy Partners LP
10/15/2025	5.875%	2,500,000	2,612,242
Energy Transfer Operating LP
06/01/2027	5.500%	341,000	346,060
05/15/2050	5.000%	1,350,000	1,148,562
Energy Transfer Partners LP
03/15/2045	5.150%	3,048,000	2,608,698
12/15/2045	6.125%	2,400,000	2,299,807
Enterprise Products Operating LLC
02/15/2045	5.100%	1,255,000	1,180,505
EQM Midstream Partners LP
07/15/2028	5.500%	695,000	602,019
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	409,327	347,913
Plains All American Pipeline LP/Finance Corp.
09/15/2030	3.800%	2,175,000	1,924,469
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	1,808,000	1,624,316
07/15/2029	4.950%	910,000	778,306
04/15/2040	6.875%	1,890,000	1,563,712
Sunoco Logistics Partners Operations LP
05/15/2045	5.350%	925,000	809,248
10/01/2047	5.400%	1,750,000	1,538,932
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,189,000	1,050,842
Total			20,435,631
Office REIT 0.5%
Boston Properties LP
01/30/2031	3.250%	745,000	638,746
Hudson Pacific Properties LP
11/01/2027	3.950%	2,621,000	2,497,268
Piedmont Operating Partnership LP
06/01/2023	3.400%	4,815,000	4,788,279
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SL Green Operating Partnership LP
10/15/2022	3.250%	7,000,000	6,990,230
Total			14,914,523
Oil Field Services 0.1%
Transocean Phoenix 2 Ltd.(a)
10/15/2024	7.750%	996,299	963,823
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	1,150,313	1,025,854
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	1,152,000	1,087,620
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	1,650,000	1,501,018
Total			4,578,315
Other Industry 0.0%
PowerTeam Services LLC(a)
12/04/2025	9.033%	961,000	775,939
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%	3,650,000	3,109,037
American Campus Communities Operating Partnership LP
07/01/2024	4.125%	1,000,000	1,003,910
11/15/2027	3.625%	1,072,000	1,054,117
01/15/2029	2.250%	1,770,000	1,636,874
02/01/2030	2.850%	2,735,000	2,593,210
Lexington Realty Trust
10/01/2031	2.375%	1,895,000	1,470,061
Total			10,867,209
Packaging 0.2%
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	582,000	555,775
Berry Global, Inc.
01/15/2026	1.570%	5,900,000	5,267,554
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	1,750,000	1,649,684
Total			7,473,013
Paper 0.1%
Weyerhaeuser Co.
03/09/2033	3.375%	3,535,000	3,082,927
Pharmaceuticals 1.0%
AbbVie, Inc.
03/15/2035	4.550%	530,000	516,298
05/14/2035	4.500%	4,702,000	4,561,461
11/06/2042	4.400%	280,000	254,556
05/14/2045	4.700%	1,000,000	941,865

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/14/2046	4.450%	1,425,000	1,292,610
Amgen, Inc.
02/22/2032	3.350%	315,000	288,430
01/15/2052	3.000%	5,000,000	3,557,173
02/22/2062	4.400%	1,765,000	1,534,911
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	252,000	180,251
Bayer US Finance II LLC(a)
07/15/2024	3.375%	2,860,000	2,813,811
12/15/2025	4.250%	4,835,000	4,771,740
12/15/2028	4.375%	1,405,000	1,364,967
06/25/2038	4.625%	2,925,000	2,633,311
06/25/2048	4.875%	6,145,000	5,540,968
Endo Dac/Finance LLC/Finco, Inc.(a)
06/30/2028	6.000%	4,283,000	340,486
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	800,000	693,862
Total			31,286,700
Property & Casualty 0.8%
Aon Corp./Global Holdings PLC
02/28/2052	3.900%	3,545,000	2,913,970
Arthur J. Gallagher & Co.
03/09/2052	3.050%	2,240,000	1,550,794
Berkshire Hathaway Finance Corp.
01/15/2051	2.500%	1,000,000	678,514
03/15/2052	3.850%	4,465,000	3,821,239
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	3,514,971
Farmers Exchange Capital II(a),(h)
Subordinated
11/01/2053	6.151%	3,810,000	3,928,249
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	4.119%	6,815,000	6,788,161
Willis North America, Inc.
09/15/2029	2.950%	3,595,000	3,078,698
Total			26,274,596
Railroads 0.1%
Union Pacific Corp.
02/14/2042	3.375%	1,750,000	1,458,659
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2030	4.000%	3,000,000	2,408,033
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.1%
Alimentation Couche-Tard, Inc.(a)
01/25/2030	2.950%	331,000	285,052
Magic MergeCo, Inc.(a)
05/01/2029	7.875%	3,655,000	2,420,186
Total			2,705,238
Technology 0.6%
Broadcom, Inc.
11/15/2032	4.300%	3,305,000	3,006,640
CommScope, Inc.(a)
09/01/2029	4.750%	1,500,000	1,202,250
Intel Corp.
08/12/2051	3.050%	579,000	431,156
Oracle Corp.
03/25/2031	2.875%	1,425,000	1,174,109
07/15/2036	3.850%	260,000	208,688
04/01/2050	3.600%	3,400,000	2,372,915
03/25/2051	3.950%	4,468,000	3,280,626
S&P Global, Inc.(a)
08/01/2028	4.750%	2,500,000	2,543,841
Tencent Holdings Ltd.(a)
04/22/2051	3.840%	3,570,000	2,761,837
TSMC Arizona Corp.
04/22/2052	4.500%	1,650,000	1,628,531
Total			18,610,593
Tobacco 0.7%
BAT Capital Corp.
08/15/2037	4.390%	3,870,000	3,075,549
08/15/2047	4.540%	6,792,000	4,990,752
03/16/2052	5.650%	1,730,000	1,478,637
Imperial Brands Finance PLC(a)
02/11/2023	3.500%	2,005,000	1,994,173
07/26/2024	3.125%	4,145,000	4,012,991
07/26/2026	3.500%	950,000	890,108
Reynolds American, Inc.
08/15/2035	5.700%	1,185,000	1,104,488
08/15/2045	5.850%	4,180,000	3,516,398
Total			21,063,096
Wireless 1.4%
Sprint Corp.
09/15/2023	7.875%	270,000	278,869
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%	11,161,587	11,192,373
03/20/2028	5.152%	4,880,000	4,918,956
T-Mobile USA, Inc.(a)
02/15/2026	2.250%	1,970,000	1,779,659

The accompanying Notes to Financial Statements are an integral part of this statement.
14	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
04/15/2026	2.625%	5,424,000	4,923,345
04/15/2027	3.750%	2,625,000	2,525,199
04/15/2030	3.875%	6,375,000	5,951,895
02/15/2031	2.550%	2,340,000	1,968,522
04/15/2040	4.375%	3,000,000	2,686,133
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,212,000	989,485
Vodafone Group PLC
05/30/2048	5.250%	3,110,000	2,957,190
06/19/2049	4.875%	4,340,000	3,990,941
Total			44,162,567
Wirelines 1.3%
AT&T, Inc.
12/01/2033	2.550%	4,285,000	3,475,210
05/15/2035	4.500%	620,000	587,800
03/01/2037	5.250%	5,640,000	5,833,323
03/01/2039	4.850%	2,796,000	2,667,597
12/15/2042	4.300%	1,000,000	869,019
05/15/2046	4.750%	3,360,000	3,116,495
09/15/2055	3.550%	2,375,000	1,779,856
12/01/2057	3.800%	9,715,000	7,534,590
C&W Senior Financing DAC(a)
09/15/2027	6.875%	480,000	430,827
Level 3 Financing, Inc.(a)
03/01/2027	3.400%	1,040,000	901,951
11/15/2029	3.875%	9,220,000	7,689,100
Lumen Technologies, Inc.(a)
06/15/2029	5.375%	3,750,000	2,974,847
Verizon Communications, Inc.
03/21/2031	2.550%	1,845,000	1,577,866
Total			39,438,481
Total Corporate Bonds & Notes (Cost $1,018,615,599)			907,559,208

Foreign Government Obligations(j) 1.6%

Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	600,000	588,958
Bahrain 0.0%
Bahrain Government International Bond(a)
01/26/2026	7.000%	415,000	427,219
Brazil 0.1%
Brazilian Government International Bond
06/06/2025	2.875%	1,700,000	1,605,892
06/12/2030	3.875%	925,000	776,248
Total			2,382,140
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chile 0.1%
Chile Government International Bond
01/31/2031	2.450%	361,000	308,063
01/27/2032	2.550%	200,000	169,943
Corporación Nacional del Cobre de Chile(a)
01/14/2030	3.150%	749,000	655,214
Empresa de Transporte de Pasajeros Metro SA(a)
05/07/2030	3.650%	520,000	469,085
Total			1,602,305
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	1,640,000	1,537,169
01/30/2030	3.000%	1,340,000	1,020,414
Ecopetrol SA
04/29/2030	6.875%	400,000	354,100
Total			2,911,683
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/30/2030	4.500%	300,000	240,729
09/23/2032	4.875%	1,090,000	838,722
Total			1,079,451
Egypt 0.0%
Egypt Government International Bond(a)
10/06/2025	5.250%	750,000	614,242
03/01/2029	7.600%	400,000	291,592
Total			905,834
Guatemala 0.0%
Guatemala Government Bond(a)
06/01/2030	4.900%	253,000	231,187
Hong Kong 0.1%
Airport Authority(a)
01/12/2052	3.250%	3,635,000	2,906,232
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%	1,100,000	850,535
Indonesia 0.1%
Indonesia Government International Bond
02/14/2030	2.850%	701,000	624,176
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%	1,200,000	1,218,401
PT Pertamina Persero(a)
08/25/2030	3.100%	1,443,000	1,258,328

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	1,100,000	1,101,794
Total			4,202,699
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%	300,000	267,109
04/24/2030	5.375%	234,000	207,135
KazTransGas JSC(a)
09/26/2027	4.375%	400,000	351,981
Total			826,225
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%	1,600,000	1,508,399
01/28/2032	2.480%	900,000	767,307
Total			2,275,706
Mexico 0.4%
Mexico Government International Bond
01/11/2028	3.750%	2,000,000	1,914,496
05/24/2031	2.659%	2,196,000	1,805,187
04/27/2032	4.750%	300,000	287,985
Petroleos Mexicanos
09/21/2047	6.750%	3,348,000	2,071,583
01/23/2050	7.690%	5,375,000	3,604,895
01/28/2060	6.950%	1,730,000	1,070,234
Total			10,754,380
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	700,000	673,119
Panama 0.1%
Panama Government International Bond
01/23/2030	3.160%	1,486,000	1,322,939
09/29/2032	2.252%	300,000	234,571
Total			1,557,510
Paraguay 0.0%
Paraguay Government International Bond(a)
01/29/2033	2.739%	1,465,000	1,092,319
Peru 0.1%
Peruvian Government International Bond
08/25/2027	4.125%	547,000	536,223
06/20/2030	2.844%	482,000	420,306
01/23/2031	2.783%	400,000	340,328
Total			1,296,857
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%	770,000	671,543
06/10/2031	1.648%	550,000	441,292
Total			1,112,835
Qatar 0.1%
Qatar Energy(a)
07/12/2031	2.250%	600,000	512,871
Qatar Government International Bond(a)
04/23/2028	4.500%	1,956,000	2,027,803
04/16/2030	3.750%	790,000	783,739
Total			3,324,413
Romania 0.0%
Romanian Government International Bond(a)
02/14/2031	3.000%	1,140,000	877,464
Saudi Arabia 0.1%
Saudi Arabian Oil Co.(a)
11/24/2025	1.625%	200,000	185,192
Saudi Government International Bond(a)
10/26/2026	3.250%	900,000	881,214
03/04/2028	3.625%	725,000	716,226
10/22/2030	3.250%	610,000	574,601
Total			2,357,233
South Africa 0.1%
Republic of South Africa Government International Bond
10/12/2028	4.300%	900,000	768,331
09/30/2029	4.850%	1,650,000	1,409,778
Total			2,178,109
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%	1,070,000	1,035,257
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	2,014,000	1,852,900
DP World Crescent Ltd.(a)
09/26/2028	4.848%	940,000	938,506
Total			2,791,406
Uruguay 0.0%
Uruguay Government International Bond
01/23/2031	4.375%	825,000	835,464
Total Foreign Government Obligations (Cost $61,076,966)			51,076,540

The accompanying Notes to Financial Statements are an integral part of this statement.
16	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Inflation-Indexed Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.2%
U.S. Treasury Inflation-Indexed Bond
02/15/2052	0.125%	7,884,747	6,132,201
Total Inflation-Indexed Bonds (Cost $7,314,679)			6,132,201

Municipal Bonds 0.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2019B
10/01/2034	3.555%	930,000	849,657
Higher Education 0.1%
University of Michigan
Revenue Bonds
Taxable
Series 2022A
04/01/2052	3.504%	1,795,000	1,587,628
Hospital 0.2%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	6,865,000	5,102,817
Local General Obligation 0.3%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2031	5.206%	2,400,000	2,563,580
Series 2010
10/01/2024	5.047%	5,000,000	5,091,852
Total			7,655,432
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	2,000,000	1,519,554
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,110,000	2,319,470
Total			3,839,024
Transportation 0.0%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bonds
Series 2020C-2
11/15/2049	5.175%	970,000	1,000,845
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Taxable Refunding Revenue Bonds
First Tier
Series 2021
01/01/2034	2.430%	1,500,000	1,250,282
Total Municipal Bonds (Cost $24,122,216)			21,285,685

Residential Mortgage-Backed Securities - Agency 32.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 01/01/2050	3.000%	35,909,207	34,051,384
09/01/2032- 01/01/2050	3.500%	79,207,741	77,742,244
07/01/2035- 10/01/2048	5.000%	2,188,399	2,272,665
04/01/2036- 09/01/2039	6.000%	137,288	146,560
06/01/2038- 01/01/2040	5.500%	383,599	412,336
03/01/2039- 10/01/2048	4.500%	4,920,780	5,049,581
08/01/2044- 01/01/2049	4.000%	5,456,024	5,498,179
04/01/2052	2.000%	15,121,601	13,170,269
04/01/2052	2.500%	12,248,809	11,048,204
CMO Series 360 Class 250
11/15/2047	2.500%	1,811,901	1,716,065
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 2980 Class SL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 11/15/2034	5.376%	226,434	30,559

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(d)
CMO Series 4037 Class PI
04/15/2027	3.000%	191,436	6,706
CMO Series 4090 Class EI
08/15/2022	2.500%	1,103	—
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	509,496
Federal National Mortgage Association
12/01/2025- 06/01/2049	3.500%	16,677,104	16,369,422
06/01/2032- 04/01/2052	3.000%	23,634,697	22,466,160
05/01/2033- 08/01/2039	5.000%	124,888	129,838
11/01/2038- 11/01/2040	6.000%	1,732,675	1,891,663
10/01/2040- 04/01/2052	2.000%	87,899,205	77,540,069
08/01/2043- 07/01/2047	4.000%	16,980,663	17,108,012
02/01/2046- 08/01/2048	4.500%	6,710,068	6,812,656
01/01/2052	2.500%	23,081,611	20,889,375
CMO Series 2013-13 Class PH
04/25/2042	2.500%	2,716,474	2,645,100
CMO Series 2018-54 Class KA
01/25/2047	3.500%	1,043,742	1,036,268
CMO Series 2018-86 Class JA
05/25/2047	4.000%	760,090	755,891
CMO Series 2018-94D Class KD
12/25/2048	3.500%	705,193	692,359
CMO Series 2019-1 Class KP
02/25/2049	3.250%	1,374,584	1,324,551
Federal National Mortgage Association(k)
04/01/2052	2.000%	18,486,823	16,109,841
Federal National Mortgage Association(b),(d)
CMO Series 2006-8 Class HL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	5.076%	715,802	86,319
CMO Series 2013-81 Class NS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/25/2042	4.576%	214,379	13,429
Federal National Mortgage Association(d)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	140,558	17,452
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
08/15/2033- 08/20/2048	4.500%	6,008,037	6,237,508
04/15/2035- 10/20/2047	5.000%	3,197,471	3,328,142
07/15/2040- 10/20/2048	4.000%	7,032,589	7,090,127
04/20/2046- 07/20/2049	3.500%	18,957,906	18,709,215
11/20/2046- 10/20/2049	3.000%	11,788,845	11,287,303
Government National Mortgage Association(l)
CMO Series 2006-26 Class
06/20/2036	0.000%	19,222	17,321
Government National Mortgage Association TBA(m)
07/21/2052	2.500%	45,525,000	41,735,400
Uniform Mortgage-Backed Security TBA(m)
07/14/2052- 08/11/2052	2.000%	188,750,000	164,021,111
07/14/2052- 08/11/2052	2.500%	267,575,000	240,878,614
07/14/2052- 08/11/2052	3.000%	119,675,000	111,585,694
07/14/2052- 08/11/2052	3.500%	39,925,000	38,436,826
07/14/2052	4.000%	32,850,000	32,431,676
07/14/2052	4.500%	17,400,000	17,489,039
Total Residential Mortgage-Backed Securities - Agency (Cost $1,045,776,210)			1,030,790,629

Residential Mortgage-Backed Securities - Non-Agency 7.4%

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-R8 Class M3
1-month USD LIBOR + 0.765% Floor 0.510% 10/25/2035	2.389%	6,190,908	6,174,803
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month USD LIBOR + 0.180% Floor 0.180% 03/25/2037	1.804%	5,086,915	4,672,365
BRAVO Residential Funding Trust(a),(c)
CMO Series 2021-B Class A1
04/01/2069	2.115%	3,701,583	3,524,809
CIM Group(a),(c)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	9,149,702	8,183,675
CIM Trust(a),(c)
CMO Series 2019-R4 Class A1
10/25/2059	3.000%	7,194,863	7,290,392
CMO Series 2020-R3 Class A1A
01/26/2060	4.000%	8,270,053	7,893,307

The accompanying Notes to Financial Statements are an integral part of this statement.
18	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-R4 Class A1A
06/25/2060	3.300%	9,779,631	9,215,610
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	5,673,507	5,083,128
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	8,010,030	7,627,276
CMO Series 2021-NR3 Class A1
06/25/2057	2.566%	4,898,967	4,643,010
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	12,657,601	10,976,579
CMO Series 2021-R5 Class A1A
08/25/2061	2.000%	9,633,407	8,212,697
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	8,000,000	7,869,023
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	1,082,096	981,642
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	2.124%	2,721,953	2,541,430
Countrywide Alternative Loan Trust(c)
CMO Series 2006-HY12 Class A5
08/25/2036	3.359%	3,615,864	3,391,224
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2004-AR5 Class 2A1
06/25/2034	3.139%	129,669	131,114
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2015-5R Class 1A1
09/27/2046	1.139%	324,976	319,489
Credit Suisse Mortgage Capital Trust(a),(c)
CMO Series 2021-RP11 Class PT
10/25/2061	3.759%	10,653,123	9,572,018
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	5,881,262	5,711,339
CSMC Trust(a)
CMO Series 2022-RPL3 Class A1
03/25/2061	3.608%	14,300,000	13,922,580
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	453,813	391,798
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2006-14 Class 2A3
1-month USD LIBOR + 0.240% Floor 0.240% 02/25/2037	1.864%	3,415,192	3,287,184
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Horizon Alternative Mortgage Securities Trust(c)
CMO Series 2005-AA10 Class 2A1
12/25/2035	2.772%	1,428,582	1,217,810
CMO Series 2005-AA7 Class 2A1
09/25/2035	2.448%	845,898	764,648
CMO Series 2005-AA8 Class 2A1
10/25/2035	2.429%	1,866,025	1,312,083
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	799,732	388,868
GMAC Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.077%	1,265,298	1,159,680
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	5,206,226	5,110,709
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 4A5
09/25/2035	3.092%	202,109	195,851
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	1.795%	9,101,522	7,748,107
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month USD LIBOR + 0.540% Floor 0.270%, Cap 10.500% 10/25/2036	2.164%	3,519,159	1,736,653
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.585% Floor 0.585% 05/25/2035	2.209%	5,219,391	5,154,848
JPMorgan Mortgage Trust(a),(c)
CMO Series 2021-13 Class A3
04/25/2052	2.500%	10,694,296	9,120,648
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150% Floor 0.150% 11/25/2036	1.774%	4,432,093	3,217,440
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month USD LIBOR + 0.240% Floor 0.240% 05/25/2037	1.864%	3,379,181	2,647,518

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	19

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	3.044%	728,472	662,276
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.000% 04/25/2035	1.884%	439,616	420,142
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.560% Floor 0.280%, Cap 11.500% 10/25/2035	2.184%	1,303,495	1,239,076
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.675% Floor 0.675%, Cap 12.500% 03/25/2035	2.299%	3,184,542	3,163,486
Option One Mortgage Loan Trust(b)
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.440% Floor 0.220% 01/25/2036	2.064%	131,103	131,066
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	4,226,312	3,998,427
CMO Series 2021-7 Class A1
08/25/2026	1.867%	16,400,536	15,434,269
CMO Series 2022-1 Class A1
02/25/2027	3.720%	11,557,580	11,282,959
PRPM LLC(a),(c)
CMO Series 2021-11 Class A1
11/25/2026	2.487%	5,938,654	5,578,919
RALI Trust(c)
CMO Series 2005-QA8 Class CB21
07/25/2035	3.709%	1,000,975	603,517
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month USD LIBOR + 0.440% Floor 0.220%, Cap 10.500% 05/25/2036	2.064%	5,160,479	4,391,712
Verus Securitization Trust(a),(c)
CMO Series 2021-7 Class A1
10/25/2066	1.829%	7,681,181	6,960,160
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR10 Class A7
10/25/2033	2.499%	377,018	362,115
CMO Series 2003-AR9 Class 1A6
09/25/2033	2.529%	319,777	304,339
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-AR4 Class A5
04/25/2035	2.978%	468,829	445,050
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.196%	1,899,376	1,775,861
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month USD LIBOR + 0.520% Floor 0.260%, Cap 10.500% 11/25/2045	2.144%	1,770,479	1,627,464
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	1.604%	3,351,776	2,878,784
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	1.584%	2,196,607	1,995,863
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $248,836,702)			234,646,840

Senior Loans 1.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(n)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	3.916%	921,731	873,957
TransDigm, Inc.(b),(k),(n)
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	3.916%	265,646	251,331
Total			1,125,288
Airlines 0.0%
American Airlines, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027	3.402%	345,475	303,348
United AirLines, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	5.392%	451,957	418,910
Total			722,258

The accompanying Notes to Financial Statements are an integral part of this statement.
20	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.1%
Clarios Global LP(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	4.916%	2,163,296	2,014,570
Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	3.420%	243,734	231,852
CSC Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	3.574%	639,896	593,824
Direct TV Financing LLC(b),(n)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	6.666%	1,757,763	1,613,485
Virgin Media Bristol LLC(b),(n)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	3.824%	1,750,000	1,635,270
Total			4,074,431
Consumer Cyclical Services 0.1%
Amentum Government Services Holdings LLC(b),(k),(n)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 3.750% 01/29/2027	5.416%	366,363	347,818
Prepaid Legal Services, Inc.(b),(k),(n)
Term Loan
3-month USD LIBOR + 3.750% Floor 0.500% 12/15/2028	2.750%	362,515	337,592
Prime Security Services Borrower LLC(b),(k),(n)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 09/23/2026	3.557%	362,282	337,451
Spin Holdco, Inc.(b),(k),(n)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 03/04/2028	5.611%	965,358	886,681
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TruGreen LP(b),(k),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/02/2027	5.666%	339,364	321,829
Total			2,231,371
Consumer Products 0.1%
Acuity Specialty Products, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 08/12/2024	5.000%	1,113,308	968,578
AI Aqua Merger Sub, Inc.(b),(k),(n)
Delayed Draw Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 07/31/2028	4.922%	77,136	69,937
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 07/31/2028	4.922%	339,400	307,724
Total			1,346,239
Diversified Manufacturing 0.0%
Homer City Generation LP(b),(g),(n),(o)
Term Loan
3-month USD LIBOR + 13.000% Floor 1.000% 04/05/2023	15.000%	277,227	138,614
Electric 0.0%
Vistra Operations Co. LLC(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	3.388%	340,413	325,343
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	3.345%	175,812	167,489
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2027	3.845%	2,474,875	2,346,503
Total			2,513,992

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	21

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.1%
Naked Juice LLC(b),(n)
1st Lien Term Loan
SOFR + 3.250% Floor 0.500% 01/24/2029	5.403%	1,887,456	1,752,975
Gaming 0.0%
Caesars Resort Collection LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	4.416%	6,030	5,795
Fertitta Entertainment LLC(b),(n)
Tranche B Term Loan
SOFR + 4.000% Floor 0.500% 01/27/2029	5.525%	663,259	609,953
Scientific Games International, Inc.(b),(k),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 04/14/2029	4.358%	305,766	289,713
Total			905,461
Health Care 0.1%
Avantor Funding, Inc.(b),(n)
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 11/08/2027	3.916%	1,272,345	1,220,458
Change Healthcare Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	4.166%	1,087,524	1,056,127
Gainwell Acquisition Corp.(b),(n)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/01/2027	6.250%	847,853	800,162
IQVIA, Inc.(b),(g),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 01/17/2025	3.416%	405,183	392,014
Medline Borrower LP(b),(n)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	4.916%	997,500	923,466
Total			4,392,227
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.1%
Diamond Sports Group LLC(b),(n)
2nd Lien Term Loan
SOFR + 3.250% 08/24/2026	4.431%	627,014	146,301
Sinclair Television Group, Inc.(b),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	4.670%	1,584,000	1,464,535
Total			1,610,836
Oil Field Services 0.0%
Lucid Energy Group(b),(k),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 11/24/2028	3.250%	549,956	541,904
Other Financial Institutions 0.1%
Deerfield Dakota Holdings LLC(b),(k),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 04/09/2027	5.275%	707,251	660,396
Petvet Care Centers LLC(b),(k),(n)
Term Loan
3-month USD LIBOR + 3.500% Floor 0.750% 02/14/2025	2.500%	150,800	141,877
Trans Union LLC(b),(k),(n)
Tranche B6 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2028	3.916%	1,025,240	975,475
Total			1,777,748
Other Industry 0.0%
Artera Services LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	5.500%	451,462	355,901
Packaging 0.1%
Berry Global, Inc.(b),(n)
Tranche Z Term Loan
1-month USD LIBOR + 1.750% 07/01/2026	3.005%	2,567,994	2,475,623

The accompanying Notes to Financial Statements are an integral part of this statement.
22	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.3%
Elanco Animal Health, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	2.812%	3,414,840	3,218,487
Grifols Worldwide Operations Ltd.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	3.666%	2,804,715	2,644,509
Horizon Therapeutics USA, Inc.(b),(n)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% Floor 0.500% 03/15/2028	3.375%	1,334,000	1,285,229
Jazz Pharmaceuticals PLC(b),(k),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	5.166%	1,746,231	1,662,464
Organon & Co.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	4.625%	1,822,245	1,750,121
Total			10,560,810
Property & Casualty 0.1%
Acrisure LLC(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 02/15/2027	5.166%	1,318,257	1,206,205
AmWINS Group, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.750% 02/19/2028	3.916%	3,447,520	3,250,736
Total			4,456,941
Restaurants 0.0%
1011778 BC ULC(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	3.416%	529,905	504,867
Technology 0.1%
athenahealth Group, Inc.(b),(k),(n),(p)
Delayed Draw Term Loan
SOFR + 3.500% Floor 0.500% 02/15/2029	3.500%	144,928	133,062
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
athenahealth Group, Inc.(b),(n)
Term Loan
SOFR + 3.500% Floor 0.500% 02/15/2029	5.009%	855,072	785,068
CDK Global(b),(k),(n)
Term Loan B
1-month Term SOFR + 4.500% Floor 0.500% 06/08/2029	3.500%	564,830	532,425
Entegris, Inc.(b),(k),(n)
Term Loan
SOFR + 3.000% 03/02/2029	4.728%	560,000	540,400
Ingram Micro, Inc.(b),(k),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/30/2028	5.750%	433,645	409,253
Peraton Corp.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	5.416%	222,858	208,809
Proofpoint, Inc.(b),(k),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/31/2028	4.825%	470,453	436,176
Total			3,045,193
Wireless 0.0%
SBA Senior Finance II LLC(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	3.420%	1,396,800	1,343,456
Wirelines 0.2%
Lumen Technologies, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	3.916%	243,750	223,716
Telenet Financing USD LLC(b),(n)
Term Loan
6-month USD LIBOR + 2.000% 04/30/2028	3.324%	750,000	692,498

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	23

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group Holdings, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	4.666%	3,730,724	3,428,945
1-month Term SOFR + 4.250% Floor 0.500% 03/09/2027	5.775%	377,598	351,480
Total			4,696,639
Total Senior Loans (Cost $55,818,726)			52,912,687

Treasury Bills 1.6%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.6%
U.S. Treasury Bills
09/15/2022	1.600%	42,265,000	42,123,221
10/20/2022	2.000%	1,275,000	1,267,226
11/10/2022	2.060%	8,655,000	8,590,561
Total			51,981,008
Total Treasury Bills (Cost $52,009,156)			51,981,008

U.S. Treasury Obligations 14.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2024	2.500%	270,000	267,669
05/31/2024	2.500%	31,130,000	30,853,964
06/30/2024	3.000%	30,815,000	30,833,056
06/15/2025	2.875%	118,215,000	117,753,223
04/30/2027	2.750%	26,410,000	26,055,116
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/31/2027	2.625%	42,950,000	42,137,976
06/30/2027	3.250%	13,775,000	13,910,598
05/15/2032	2.875%	9,690,000	9,582,501
11/15/2041	2.000%	117,150,000	93,024,422
02/15/2042	2.375%	35,840,000	30,385,600
05/15/2052	2.875%	56,640,000	53,489,400
Total U.S. Treasury Obligations (Cost $465,341,532)			448,293,525

Money Market Funds 22.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(q),(r)	705,465,911	705,042,631
Total Money Market Funds (Cost $705,142,850)		705,042,631
Total Investments in Securities (Cost: $4,004,582,765)		3,817,130,267
Other Assets & Liabilities, Net		(651,371,729)
Net Assets		3,165,758,538

At June 30, 2022, securities and/or cash totaling $13,785,283 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,308	09/2022	USD	274,700,439	—	(1,379,148)
U.S. Treasury 5-Year Note	3,417	09/2022	USD	383,558,250	—	(2,854,542)
U.S. Treasury Ultra 10-Year Note	65	09/2022	USD	8,279,375	—	(131,694)
U.S. Ultra Treasury Bond	338	09/2022	USD	52,168,188	—	(720,691)
Total					—	(5,086,075)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $686,082,062, which represents 21.67% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2022, the total value of these securities amounted to $12, which represents less than 0.01% of total net assets.
(f)	Non-income producing investment.
(g)	Valuation based on significant unobservable inputs.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2022.
(i)	Zero coupon bond.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	Represents a security purchased on a forward commitment basis.
(l)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(m)	Represents a security purchased on a when-issued basis.
(n)	The stated interest rate represents the weighted average interest rate at June 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(p)	At June 30, 2022, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
athenahealth Group, Inc. Delayed Draw Term Loan 02/15/2029 3.500%	144,928

(q)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(r)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	756,024,900	1,687,746,284	(1,738,697,834)	(30,719)	705,042,631	(289,540)	1,734,409	705,465,911
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	25

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	167,572,946	—	167,572,946
Commercial Mortgage-Backed Securities - Agency	—	22,233,862	—	22,233,862
Commercial Mortgage-Backed Securities - Non-Agency	—	114,364,043	—	114,364,043
Common Stocks
Communication Services	—	—	12	12
Financials	—	3,236,687	—	3,236,687
Utilities	—	—	1,763	1,763
Total Common Stocks	—	3,236,687	1,775	3,238,462
Corporate Bonds & Notes	—	907,559,208	—	907,559,208
Foreign Government Obligations	—	51,076,540	—	51,076,540
Inflation-Indexed Bonds	—	6,132,201	—	6,132,201
Municipal Bonds	—	21,285,685	—	21,285,685
Residential Mortgage-Backed Securities - Agency	—	1,030,790,629	—	1,030,790,629
Residential Mortgage-Backed Securities - Non-Agency	—	234,646,840	—	234,646,840
Senior Loans	—	52,382,059	530,628	52,912,687
Treasury Bills	51,981,008	—	—	51,981,008
U.S. Treasury Obligations	448,293,525	—	—	448,293,525
Money Market Funds	705,042,631	—	—	705,042,631
Total Investments in Securities	1,205,317,164	2,611,280,700	532,403	3,817,130,267
The accompanying Notes to Financial Statements are an integral part of this statement.
26	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Derivatives
Liability
Futures Contracts	(5,086,075)	—	—	(5,086,075)
Total	1,200,231,089	2,611,280,700	532,403	3,812,044,192
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	27

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,299,439,915)	$3,112,087,636
Affiliated issuers (cost $705,142,850)	705,042,631
Cash collateral held at broker for:
TBA	5,158,283
Margin deposits on:
Futures contracts	8,627,000
Receivable for:
Investments sold	12,620,554
Investments sold on a delayed delivery basis	309,214,466
Capital shares sold	1,511
Dividends	640,665
Interest	13,501,231
Foreign tax reclaims	44,589
Variation margin for futures contracts	4,016,844
Prepaid expenses	19,660
Total assets	4,170,975,070
Liabilities
Due to custodian	600,598
Payable for:
Investments purchased	16,225,151
Investments purchased on a delayed delivery basis	983,195,973
Capital shares purchased	4,939,593
Management services fees	41,318
Distribution and/or service fees	116
Service fees	863
Compensation of board members	173,119
Compensation of chief compliance officer	346
Other expenses	39,455
Total liabilities	1,005,216,532
Net assets applicable to outstanding capital stock	$3,165,758,538
Represented by
Paid in capital	3,507,618,579
Total distributable earnings (loss)	(341,860,041)
Total - representing net assets applicable to outstanding capital stock	$3,165,758,538
Class 1
Net assets	$3,148,679,663
Shares outstanding	329,604,389
Net asset value per share	$9.55
Class 2
Net assets	$17,078,875
Shares outstanding	1,798,107
Net asset value per share	$9.50
The accompanying Notes to Financial Statements are an integral part of this statement.
28	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$1,734,409
Interest	33,778,307
Total income	35,512,716
Expenses:
Management services fees	8,016,032
Distribution and/or service fees
Class 2	22,120
Service fees	5,727
Compensation of board members	15,834
Custodian fees	25,504
Printing and postage fees	7,821
Audit fees	20,534
Legal fees	22,502
Interest on collateral	33
Compensation of chief compliance officer	230
Other	23,258
Total expenses	8,159,595
Net investment income	27,353,121
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(162,891,899)
Investments — affiliated issuers	(289,540)
Futures contracts	(36,517,476)
Net realized loss	(199,698,915)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(221,447,692)
Investments — affiliated issuers	(30,719)
Futures contracts	(7,477,984)
Net change in unrealized appreciation (depreciation)	(228,956,395)
Net realized and unrealized loss	(428,655,310)
Net decrease in net assets resulting from operations	$(401,302,189)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	29

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$27,353,121	$36,953,904
Net realized loss	(199,698,915)	(10,058,173)
Net change in unrealized appreciation (depreciation)	(228,956,395)	(65,631,595)
Net decrease in net assets resulting from operations	(401,302,189)	(38,735,864)
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(214,899,768)
Class 2	—	(1,119,084)
Total distributions to shareholders	—	(216,018,852)
Increase (decrease) in net assets from capital stock activity	(136,525,388)	782,010,680
Total increase (decrease) in net assets	(537,827,577)	527,255,964
Net assets at beginning of period	3,703,586,115	3,176,330,151
Net assets at end of period	$3,165,758,538	$3,703,586,115

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	380,730	3,808,341	65,802,814	749,610,697
Distributions reinvested	—	—	19,843,007	214,899,768
Redemptions	(13,914,680)	(140,100,339)	(16,239,665)	(180,551,973)
Net increase (decrease)	(13,533,950)	(136,291,998)	69,406,156	783,958,492
Class 2
Subscriptions	201,615	2,004,920	325,081	3,564,790
Distributions reinvested	—	—	103,619	1,119,084
Redemptions	(221,804)	(2,238,310)	(601,349)	(6,631,686)
Net decrease	(20,189)	(233,390)	(172,649)	(1,947,812)
Total net increase (decrease)	(13,554,139)	(136,525,388)	69,233,507	782,010,680
The accompanying Notes to Financial Statements are an integral part of this statement.
30	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

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CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	31

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$10.74	0.08	(1.27)	(1.19)	—	—	—
Year Ended 12/31/2021	$11.52	0.11	(0.24)	(0.13)	(0.15)	(0.50)	(0.65)
Year Ended 12/31/2020	$11.01	0.19	0.78	0.97	(0.27)	(0.19)	(0.46)
Year Ended 12/31/2019	$10.38	0.29	0.64	0.93	(0.30)	—	(0.30)
Year Ended 12/31/2018	$10.62	0.27	(0.27)	0.00	(0.22)	(0.02)	(0.24)
Year Ended 12/31/2017	$10.48	0.21	0.14	0.35	(0.17)	(0.04)	(0.21)
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$10.69	0.07	(1.26)	(1.19)	—	—	—
Year Ended 12/31/2021	$11.47	0.08	(0.23)	(0.15)	(0.13)	(0.50)	(0.63)
Year Ended 12/31/2020	$10.96	0.15	0.80	0.95	(0.25)	(0.19)	(0.44)
Year Ended 12/31/2019	$10.35	0.25	0.63	0.88	(0.27)	—	(0.27)
Year Ended 12/31/2018	$10.58	0.25	(0.26)	(0.01)	(0.20)	(0.02)	(0.22)
Year Ended 12/31/2017	$10.44	0.18	0.15	0.33	(0.15)	(0.04)	(0.19)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$9.55	(11.08%)	0.48%(c),(d)	0.48%(c),(d)	1.62%(c)	217%	$3,148,680
Year Ended 12/31/2021	$10.74	(1.14%)	0.48%(d)	0.48%(d)	1.01%	457%	$3,684,151
Year Ended 12/31/2020	$11.52	8.88%	0.49%	0.49%	1.63%	373%	$3,153,493
Year Ended 12/31/2019	$11.01	9.01%	0.49%	0.49%	2.65%	209%	$2,808,764
Year Ended 12/31/2018	$10.38	0.06%	0.49%	0.49%	2.61%	178%	$2,714,909
Year Ended 12/31/2017	$10.62	3.40%	0.52%	0.52%	1.97%	281%	$2,979,922
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$9.50	(11.13%)	0.73%(c),(d)	0.73%(c),(d)	1.38%(c)	217%	$17,079
Year Ended 12/31/2021	$10.69	(1.41%)	0.73%(d)	0.73%(d)	0.76%	457%	$19,435
Year Ended 12/31/2020	$11.47	8.67%	0.74%	0.74%	1.32%	373%	$22,838
Year Ended 12/31/2019	$10.96	8.58%	0.74%	0.74%	2.37%	209%	$12,125
Year Ended 12/31/2018	$10.35	(0.10%)	0.74%	0.74%	2.38%	178%	$7,961
Year Ended 12/31/2017	$10.58	3.15%	0.77%	0.77%	1.73%	281%	$7,071
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	33

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
CTIVP® – TCW Core Plus Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
34	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	35

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
36	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2022:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	5,086,075*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(36,517,476)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(7,477,984)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	710,704,572

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2022.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	37

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
38	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	39

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
40	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.48% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with TCW Investment Management Company LLC to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.00% of the Fund’s average daily net assets.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	41

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2023
Class 1	0.54%
Class 2	0.79
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
4,004,583,000	6,867,000	(199,406,000)	(192,539,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
42	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(8,873,827)	—	(8,873,827)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $7,135,042,166 and $7,280,806,885, respectively, for the six months ended June 30, 2022, of which $6,595,707,004 and $6,967,547,435, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	43

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
44	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	45

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
46	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – TCW Core Plus Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and TCW Investment Management Company LLC (the Subadviser), the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	47

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain
48	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team and their significant resources added in recent years.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	49

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation
50	CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
CTIVP® – TCW Core Plus Bond Fund | Semiannual Report 2022	51

CTIVP® – TCW Core Plus Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7037_12_A01_(08/22)

SemiAnnual Report
June 30, 2022 (Unaudited)
Columbia Variable Portfolio – Select Small Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Small Cap Value Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Kari Montanus
Lead Portfolio Manager
Managed Fund since 2014
Jonas Patrikson, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-19.49	-15.64	4.86	9.58
Class 2	05/03/10	-19.59	-15.83	4.60	9.31
Class 3	09/15/99	-19.55	-15.73	4.72	9.45
Russell 2000 Value Index		-17.31	-16.28	4.89	9.05
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2022)
Common Stocks	95.2
Money Market Funds	4.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2022)
Communication Services	2.5
Consumer Discretionary	9.3
Consumer Staples	1.8
Energy	4.9
Financials	27.2
Health Care	8.0
Industrials	17.2
Information Technology	9.6
Materials	8.3
Real Estate	9.0
Utilities	2.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2022 — June 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	805.10	1,020.58	3.80	4.26	0.85
Class 2	1,000.00	1,000.00	804.10	1,019.34	4.92	5.51	1.10
Class 3	1,000.00	1,000.00	804.50	1,019.98	4.34	4.86	0.97
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022	5

Portfolio of Investments
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.5%
Issuer	Shares	Value ($)
Communication Services 2.4%
Media 0.8%
iHeartMedia, Inc., Class A(a)	96,778	763,579
Wireless Telecommunication Services 1.6%
Telephone and Data Systems, Inc.	88,747	1,401,315
Total Communication Services		2,164,894
Consumer Discretionary 8.8%
Auto Components 2.3%
Visteon Corp.(a)	20,000	2,071,600
Hotels, Restaurants & Leisure 4.1%
Penn National Gaming, Inc.(a)	17,536	533,445
Six Flags Entertainment Corp.(a)	62,759	1,361,870
Texas Roadhouse, Inc.	25,239	1,847,495
Total		3,742,810
Household Durables 1.1%
KB Home	35,494	1,010,160
Textiles, Apparel & Luxury Goods 1.3%
Kontoor Brands, Inc.	37,022	1,235,424
Total Consumer Discretionary		8,059,994
Consumer Staples 1.8%
Food Products 1.8%
Nomad Foods Ltd.(a)	79,968	1,598,560
Total Consumer Staples		1,598,560
Energy 4.7%
Energy Equipment & Services 2.6%
Patterson-UTI Energy, Inc.	149,387	2,354,339
Oil, Gas & Consumable Fuels 2.1%
Devon Energy Corp.	35,054	1,931,826
Total Energy		4,286,165
Financials 26.0%
Banks 13.0%
First Hawaiian, Inc.	71,929	1,633,508
Huntington Bancshares, Inc.	136,580	1,643,057
OceanFirst Financial Corp.	89,044	1,703,412
Pacific Premier Bancorp, Inc.	84,030	2,457,037
Common Stocks (continued)
Issuer	Shares	Value ($)
Popular, Inc.	31,922	2,455,760
Stock Yards Bancorp, Inc.	31,733	1,898,268
Total		11,791,042
Consumer Finance 0.5%
PROG Holdings, Inc.(a)	29,618	488,697
Insurance 5.9%
CNO Financial Group, Inc.	72,987	1,320,335
Hanover Insurance Group, Inc. (The)	16,876	2,468,115
Lincoln National Corp.	33,108	1,548,461
Total		5,336,911
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Ladder Capital Corp., Class A	70,273	740,677
Thrifts & Mortgage Finance 5.8%
Axos Financial, Inc.(a)	73,369	2,630,279
Radian Group, Inc.	134,721	2,647,267
Total		5,277,546
Total Financials		23,634,873
Health Care 7.7%
Biotechnology 0.4%
Ligand Pharmaceuticals, Inc.(a)	3,702	330,292
Health Care Equipment & Supplies 3.7%
CONMED Corp.	21,691	2,077,130
LivaNova PLC(a)	21,156	1,321,616
Total		3,398,746
Health Care Providers & Services 1.0%
LHC Group, Inc.(a)	5,818	906,095
Life Sciences Tools & Services 2.6%
Syneos Health, Inc.(a)	32,791	2,350,459
Total Health Care		6,985,592
Industrials 16.4%
Aerospace & Defense 2.0%
Curtiss-Wright Corp.	13,898	1,835,370
Airlines 1.3%
Spirit Airlines, Inc.(a)	48,658	1,160,007
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.7%
Zurn Water Solutions Corp.	56,768	1,546,360
Commercial Services & Supplies 1.9%
Waste Connections, Inc.	14,068	1,743,869
Construction & Engineering 1.3%
Primoris Services Corp.	55,573	1,209,268
Electrical Equipment 2.4%
Bloom Energy Corp., Class A(a)	42,700	704,550
Regal Rexnord Corp.	12,657	1,436,823
Total		2,141,373
Machinery 1.7%
ITT, Inc.	23,098	1,553,109
Professional Services 1.7%
CACI International, Inc., Class A(a)	5,487	1,546,127
Road & Rail 2.4%
Knight-Swift Transportation Holdings, Inc.	46,902	2,171,094
Total Industrials		14,906,577
Information Technology 9.2%
Communications Equipment 4.5%
Extreme Networks, Inc.(a)	263,400	2,349,528
Viavi Solutions, Inc.(a)	132,200	1,749,006
Total		4,098,534
IT Services 1.0%
EPAM Systems, Inc.(a)	3,175	935,927
Semiconductors & Semiconductor Equipment 3.7%
Kulicke & Soffa Industries, Inc.	34,577	1,480,241
MACOM Technology Solutions Holdings, Inc.(a)	40,000	1,844,000
Total		3,324,241
Total Information Technology		8,358,702
Materials 7.9%
Chemicals 1.9%
Minerals Technologies, Inc.	28,531	1,750,091
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 1.8%
Summit Materials, Inc., Class A(a)	69,565	1,620,169
Containers & Packaging 2.2%
O-I Glass, Inc.(a)	142,884	2,000,376
Metals & Mining 2.0%
Allegheny Technologies, Inc.(a)	80,752	1,833,878
Total Materials		7,204,514
Real Estate 8.5%
Equity Real Estate Investment Trusts (REITS) 8.5%
Apple Hospitality REIT, Inc.	130,000	1,907,100
First Industrial Realty Trust, Inc.	31,733	1,506,683
Gaming and Leisure Properties, Inc.	37,990	1,742,222
Outfront Media, Inc.	90,000	1,525,500
Physicians Realty Trust	63,467	1,107,499
Total		7,789,004
Total Real Estate		7,789,004
Utilities 2.1%
Electric Utilities 2.1%
Portland General Electric Co.	39,897	1,928,222
Total Utilities		1,928,222
Total Common Stocks (Cost $74,031,792)		86,917,097

Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(c)	4,376,462	4,373,836
Total Money Market Funds (Cost $4,374,537)		4,373,836
Total Investments in Securities (Cost: $78,406,329)		91,290,933
Other Assets & Liabilities, Net		(246,578)
Net Assets		91,044,355

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	2,079,185	8,971,615	(6,676,333)	(631)	4,373,836	(643)	8,948	4,376,462
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	2,164,894	—	—	2,164,894
Consumer Discretionary	8,059,994	—	—	8,059,994
Consumer Staples	1,598,560	—	—	1,598,560
Energy	4,286,165	—	—	4,286,165
Financials	23,634,873	—	—	23,634,873
Health Care	6,985,592	—	—	6,985,592
Industrials	14,906,577	—	—	14,906,577
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
June 30, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	8,358,702	—	—	8,358,702
Materials	7,204,514	—	—	7,204,514
Real Estate	7,789,004	—	—	7,789,004
Utilities	1,928,222	—	—	1,928,222
Total Common Stocks	86,917,097	—	—	86,917,097
Money Market Funds	4,373,836	—	—	4,373,836
Total Investments in Securities	91,290,933	—	—	91,290,933
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022	9

Statement of Assets and Liabilities
June 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $74,031,792)	$86,917,097
Affiliated issuers (cost $4,374,537)	4,373,836
Receivable for:
Investments sold	425,307
Capital shares sold	30,287
Dividends	116,535
Expense reimbursement due from Investment Manager	474
Prepaid expenses	4,811
Total assets	91,868,347
Liabilities
Payable for:
Investments purchased	635,869
Capital shares purchased	101,569
Management services fees	2,183
Distribution and/or service fees	415
Service fees	10,685
Compensation of board members	51,699
Compensation of chief compliance officer	10
Other expenses	21,562
Total liabilities	823,992
Net assets applicable to outstanding capital stock	$91,044,355
Represented by
Trust capital	$91,044,355
Total - representing net assets applicable to outstanding capital stock	$91,044,355
Class 1
Net assets	$5,859,771
Shares outstanding	203,452
Net asset value per share	$28.80
Class 2
Net assets	$35,361,212
Shares outstanding	1,264,648
Net asset value per share	$27.96
Class 3
Net assets	$49,823,372
Shares outstanding	1,754,771
Net asset value per share	$28.39
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended June 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$896,962
Dividends — affiliated issuers	8,948
Foreign taxes withheld	(4,229)
Total income	901,681
Expenses:
Management services fees	444,784
Distribution and/or service fees
Class 2	48,545
Class 3	35,772
Service fees	39,035
Compensation of board members	5,249
Custodian fees	1,206
Printing and postage fees	8,930
Audit fees	14,668
Legal fees	5,702
Compensation of chief compliance officer	7
Other	3,361
Total expenses	607,259
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(88,404)
Total net expenses	518,855
Net investment income	382,826
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	285,858
Investments — affiliated issuers	(643)
Net realized gain	285,215
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(22,669,106)
Investments — affiliated issuers	(631)
Net change in unrealized appreciation (depreciation)	(22,669,737)
Net realized and unrealized loss	(22,384,522)
Net decrease in net assets resulting from operations	$(22,001,696)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations
Net investment income	$382,826	$435,053
Net realized gain	285,215	6,705,393
Net change in unrealized appreciation (depreciation)	(22,669,737)	18,264,894
Net increase (decrease) in net assets resulting from operations	(22,001,696)	25,405,340
Increase in net assets from capital stock activity	3,227,041	1,637,478
Total increase (decrease) in net assets	(18,774,655)	27,042,818
Net assets at beginning of period	109,819,010	82,776,192
Net assets at end of period	$91,044,355	$109,819,010

	Six Months Ended		Year Ended
	June 30, 2022 (Unaudited)		December 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	69,955	2,375,483	226,494	7,733,265
Redemptions	(44,400)	(1,508,279)	(208,193)	(7,074,331)
Net increase	25,555	867,204	18,301	658,934
Class 2
Subscriptions	127,507	4,099,734	253,344	8,281,484
Redemptions	(45,606)	(1,456,884)	(175,559)	(5,714,130)
Net increase	81,901	2,642,850	77,785	2,567,354
Class 3
Subscriptions	63,339	2,143,549	112,840	3,719,235
Redemptions	(75,033)	(2,426,562)	(162,272)	(5,308,045)
Net decrease	(11,694)	(283,013)	(49,432)	(1,588,810)
Total net increase	95,762	3,227,041	46,654	1,637,478
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022

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Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$35.77	0.15	(7.12)	(6.97)
Year Ended 12/31/2021	$27.32	0.20	8.25	8.45
Year Ended 12/31/2020	$25.02	0.11	2.19	2.30
Year Ended 12/31/2019	$21.25	0.16	3.61	3.77
Year Ended 12/31/2018	$24.31	0.11	(3.17)	(3.06)
Year Ended 12/31/2017	$21.65	(0.02)	2.68	2.66
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$34.77	0.11	(6.92)	(6.81)
Year Ended 12/31/2021	$26.62	0.11	8.04	8.15
Year Ended 12/31/2020	$24.44	0.05	2.13	2.18
Year Ended 12/31/2019	$20.81	0.10	3.53	3.63
Year Ended 12/31/2018	$23.87	0.05	(3.11)	(3.06)
Year Ended 12/31/2017	$21.30	0.04	2.53	2.57
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$35.29	0.13	(7.03)	(6.90)
Year Ended 12/31/2021	$26.98	0.15	8.16	8.31
Year Ended 12/31/2020	$24.74	0.08	2.16	2.24
Year Ended 12/31/2019	$21.04	0.14	3.56	3.70
Year Ended 12/31/2018	$24.10	0.08	(3.14)	(3.06)
Year Ended 12/31/2017	$21.48	0.06	2.56	2.62

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2022 (Unaudited)	$28.80	(19.49%)	1.02%(c)	0.85%(c)	0.93%(c)	5%	$5,860
Year Ended 12/31/2021	$35.77	30.93%	1.04%	0.85%	0.59%	16%	$6,364
Year Ended 12/31/2020	$27.32	9.19%	1.09%	0.86%	0.49%	28%	$4,360
Year Ended 12/31/2019	$25.02	17.74%	1.05%	0.88%	0.68%	21%	$4,280
Year Ended 12/31/2018	$21.25	(12.59%)	1.04%	0.88%	0.43%	13%	$3,163
Year Ended 12/31/2017	$24.31	12.29%	1.02%	0.89%	(0.09%)	23%	$4,111
Class 2
Six Months Ended 6/30/2022 (Unaudited)	$27.96	(19.59%)	1.27%(c)	1.10%(c)	0.67%(c)	5%	$35,361
Year Ended 12/31/2021	$34.77	30.62%	1.29%	1.10%	0.34%	16%	$41,125
Year Ended 12/31/2020	$26.62	8.92%	1.34%	1.11%	0.25%	28%	$29,417
Year Ended 12/31/2019	$24.44	17.44%	1.30%	1.13%	0.44%	21%	$26,851
Year Ended 12/31/2018	$20.81	(12.82%)	1.29%	1.13%	0.20%	13%	$24,086
Year Ended 12/31/2017	$23.87	12.06%	1.29%	1.14%	0.19%	23%	$28,050
Class 3
Six Months Ended 6/30/2022 (Unaudited)	$28.39	(19.55%)	1.15%(c)	0.97%(c)	0.78%(c)	5%	$49,823
Year Ended 12/31/2021	$35.29	30.80%	1.16%	0.98%	0.45%	16%	$62,331
Year Ended 12/31/2020	$26.98	9.05%	1.21%	0.99%	0.37%	28%	$48,999
Year Ended 12/31/2019	$24.74	17.59%	1.18%	1.00%	0.57%	21%	$52,643
Year Ended 12/31/2018	$21.04	(12.70%)	1.17%	1.01%	0.33%	13%	$51,927
Year Ended 12/31/2017	$24.10	12.20%	1.16%	1.02%	0.25%	23%	$67,684
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022	15

Notes to Financial Statements
June 30, 2022 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2022 was 0.87% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
18	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2022 was 0.08% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2023
Class 1	0.85%
Class 2	1.10
Class 3	0.975
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,197,347 and $4,711,338, respectively, for the six months ended June 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended June 30, 2022.
Note 8. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are
20	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At June 30, 2022, affiliated shareholders of record owned 83.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
June 30, 2022 (Unaudited)
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
22	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in November 2021 and March, April and June 2022, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses to written requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) to the Investment Manager, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 23, 2022 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022	23

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided. The Board also considered added personnel and resources obtained by Columbia Threadneedle through Ameriprise Financial’s acquisition of BMO Financial Group’s Europe, Middle East, and Africa (EMEA) asset management business.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2021 in the performance of administrative services, and noted the various enhancements anticipated for 2022.  In evaluating the quality of services provided under the Management Agreement, the Board also took
24	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022

Approval of Management Agreement  (continued)
(Unaudited)
into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022	25

Approval of Management Agreement  (continued)
(Unaudited)
Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that in 2021 the Board had considered 2020 profitability and that the 2022 information showed that the profitability generated by the Investment Manager in 2021 increased from 2020 levels, due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 23, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
26	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2022

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Columbia Variable Portfolio – Select Small Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses and/or summary prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2022 Columbia Management Investment Advisers, LLC.
SAR7022_12_A01_(08/22)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Variable Series Trust II
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	August 22, 2022
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	August 22, 2022
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	August 22, 2022